United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1. Report to Stockholders

(a)           A copy of the registrant’s reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, are filed herewith.

(b)           Not applicable.

Thrivent Aggressive Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$28	0.54%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,639,218,709	1,173	22%	$6,372,250

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent International Equity Portfolio	8.7%
Thrivent Large Cap Value Portfolio	6.1%
Thrivent Mid Cap Stock Portfolio	5.3%
Thrivent Global Stock Portfolio	4.7%
Thrivent Small Cap Stock Portfolio	4.0%
Thrivent Core Emerging Markets Equity Fund	3.2%
Thrivent International Large Cap ETF	3.1%
NVIDIA Corporation	2.3%
Thrivent Mid Cap Value ETF	1.8%
Amazon.com, Inc.	1.7%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Common Stock	44.4%
Registered Investment Companies	38.9%
Short-Term InvestmentsFootnote Reference*	11.3%
Private Equity Funds	2.7%
Mortgage-Backed Securities	1.4%
U.S. Government & Agencies	1.4%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(0.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent All Cap Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$227,604,084	233	55%	$593,450

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	6.8%
Apple, Inc.	6.0%
Roundhill Magnificent Seven ETF	4.1%
Amazon.com, Inc.	3.2%
Microsoft Corporation	2.9%
Alphabet, Inc., Class A	2.9%
Micron Technology, Inc.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.1%
Meta Platforms, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	95.6%
Registered Investments Companies	4.1%
Short-Term Investments	0.3%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	33.7%
Industrials	11.0%
Financials	10.5%
Consumer Discretionary	10.5%
Health Care	8.7%
Communications Services	7.9%
U.S. Unaffiliated Registered Investment Companies	4.1%
Materials	3.1%
Energy	3.1%
Real Estate	2.7%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Conservative Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$24	0.48%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$560,897,946	990	34%	$1,137,813

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Investment Grade Corporate Bond Fund	11.3%
Thrivent Core High Yield Bond Fund	8.6%
Thrivent Core Emerging Markets Debt Fund	6.7%
U.S. Treasury Notes	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Thrivent International Large Cap ETF	1.7%
U.S. Treasury Notes	1.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.8%
U.S. Treasury Bonds	0.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	47.4%
Registered Investments Companies	29.0%
Common Stock	17.6%
Short-Term Investments	4.7%
Preferred Stock	1.3%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	28.3%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	9.8%
U.S. Government & Agencies	6.9%
Information Technology	6.0%
Asset-Backed Securities	5.9%
Financials	4.7%
Industrials	2.3%
Consumer Discretionary	2.1%
Health Care	1.9%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$33	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$377,099,358	992	38%	$1,023,348

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent International Large Cap ETF	8.1%
Thrivent Core Investment Grade Corporate Bond Fund	7.2%
Thrivent Core High Yield Bond Fund	5.4%
Thrivent Core Emerging Markets Debt Fund	5.2%
NVIDIA Corporation	1.6%
Amazon.com, Inc.	1.2%
Apple, Inc.	1.2%
Microsoft Corporation	1.1%
Alphabet, Inc., Class C	0.9%
U.S. Treasury Bonds	0.9%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	33.6%
Common Stock	33.2%
Registered Investments Companies	26.0%
Short-Term Investments	6.3%
Preferred Stock	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	25.9%
Mortgage-Backed Securities	12.7%
Information Technology	10.7%
Collateralized Mortgage Obligations	7.1%
Financials	6.0%
U.S. Government & Agencies	5.6%
Asset-Backed Securities	4.5%
Industrials	4.3%
Consumer Discretionary	3.8%
Health Care	3.4%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$65	1.15%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$95,168,427	443	35%	$382,450

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	14.2%
Samsung Electronics Company, Ltd.	8.2%
SK Hynix, Inc.	7.7%
Tencent Holdings, Ltd.	2.6%
Samsung Electronics Company, Ltd.	1.3%
MediaTek, Inc.	1.3%
Alibaba Group Holding, Ltd.	1.1%
Delta Electronics, Inc.	1.1%
CTBC Financial Holding Company, Ltd.	0.9%
SK Square Company, Ltd.	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	44.0%
Financials	18.8%
Materials	6.8%
Industrials	6.5%
Communications Services	5.7%
Energy	5.3%
Consumer Discretionary	4.1%
Health Care	2.0%
Utilities	1.5%
Real Estate	1.2%

Country Weightings (% of Net Assets)

Table Summary
Taiwan	26.1%
South Korea	23.5%
China	10.6%
India	8.5%
Cayman Islands	6.4%
Brazil	4.0%
Thailand	3.5%
South Africa	2.3%
Saudi Arabia	2.2%
United Arab Emirates	1.2%
Other Countries	8.5%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	94.7%
Short-Term Investments	3.1%
Preferred Stock	2.2%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent ESG Index Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$18	0.35%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$70,808,497	407	6%	$64,452

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	12.2%
Microsoft Corporation	7.0%
iShares ESG MSCI KLD 400 ETF	6.9%
Alphabet, Inc., Class A	5.5%
Alphabet, Inc., Class C	4.3%
Tesla, Inc.	3.1%
Advanced Micro Devices, Inc.	2.5%
Intel Corporation	1.6%
Visa, Inc.	1.5%
Applied Materials, Inc.	1.5%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	92.2%
Registered Investments Companies	6.9%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	38.2%
Communications Services	11.1%
Financials	9.6%
Industrials	8.6%
Consumer Discretionary	7.4%
U.S. Unaffiliated Registered Investment Companies	6.9%
Health Care	6.8%
Consumer Staples	3.7%
Real Estate	2.4%
Materials	2.2%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$30	0.58%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,097,861,224	1,335	27%	$5,300,753

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Emerging Markets Equity Fund	3.6%
NVIDIA Corporation	2.0%
Amazon.com, Inc.	1.9%
Microsoft Corporation	1.6%
Alphabet, Inc., Class C	1.4%
Apple, Inc.	1.1%
ASML Holding NV	1.0%
Alphabet, Inc., Class A	1.0%
Samsung Electronics Company, Ltd.	0.9%
Meta Platforms, Inc.	0.9%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	74.0%
Short-Term Investments	21.1%
Registered Investments Companies	4.9%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	15.9%
Financials	14.0%
Industrials	11.5%
Health Care	7.3%
Consumer Discretionary	5.9%
Communications Services	5.1%
U.S. Affiliated Registered Investment Companies	4.1%
Energy	3.6%
Consumer Staples	2.9%
Utilities	2.9%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$25	0.50%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$151,760,333	89	233%	$269,139

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	14.9%
U.S. Treasury Notes	13.0%
U.S. Treasury Notes	11.0%
Government National Mortgage Association Conventional 30-Yr. Pass Through	6.5%
U.S. Treasury Notes	4.6%
U.S. Treasury Bonds	3.4%
Government National Mortgage Association Conventional 30-Yr. Pass Through	3.0%
U.S. Treasury Notes	2.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
U.S. Treasury Bonds	1.2%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Government & Agencies	50.7%
Mortgage-Backed Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	3.1%
Commercial Mortgage-Backed Securities	1.6%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	24.3
AAA	0.0
U.S. Gov't Guaranteed	72.3

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	89.5%
Short-Term Investments	10.5%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Healthcare Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$45	0.89%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$237,273,382	45	12%	$902,528

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Eli Lilly & Company	15.8%
Johnson & Johnson	9.0%
AbbVie, Inc.	6.8%
UnitedHealth Group, Inc.	6.7%
Merck & Company, Inc.	4.2%
Stryker Corporation	3.8%
Danaher Corporation	3.2%
Amgen, Inc.	2.9%
Labcorp Holdings, Inc.	2.6%
Cencora, Inc.	2.4%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.0%
Registered Investments Companies	0.9%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Table Summary
Pharmaceuticals	35.5%
Biotechnology	17.7%
Health Care Equipment	15.8%
Managed Health Care	9.2%
Life Sciences Tools & Services	9.0%
Health Care Services	5.5%
Health Care Distributors	3.2%
Health Care Facilities	3.1%
U.S. Unaffiliated Registered Investment Companies	0.9%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.46%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$865,290,202	690	18%	$1,701,495

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Vistra Corporation	0.5%
Venture Global LNG, Inc.	0.5%
1261229 B.C., Ltd.	0.5%
Meridian Arc Holdco, LLC	0.4%
TerraForm Power Operating, LLC	0.4%
Carnival Corporation, Ltd.	0.4%
Cloud Software Group, LLC	0.4%
Iron Mountain, Inc.	0.4%
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corporation	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Consumer Cyclical	17.1%
Financials	13.4%
Communications Services	11.6%
Consumer Non-Cyclical	11.1%
Energy	11.0%
Capital Goods	11.0%
Technology	9.5%
Basic Materials	5.3%
Utilities	3.4%
Transportation	2.2%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.4
D	0.4
C	0.0
CA	0.1
CAA	6.9
B	46.4
BA	42.9
BAA	2.7
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	93.4%
Short-Term Investments	3.7%
Bank Loans	2.7%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.44%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,225,326,767	585	29%	$2,446,612

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds	1.1%
U.S. Treasury Notes	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.7%
Sprint Capital Corporation	0.6%
U.S. Treasury Bonds	0.6%
U.S. Treasury Notes	0.5%
U.S. Treasury Bonds	0.4%
Bank of America Corporation	0.4%
Spirit AeroSystems, Inc.	0.4%
Goldman Sachs Group, Inc.	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	33.8%
Utilities	9.9%
Consumer Non-Cyclical	9.3%
Technology	8.3%
Communications Services	5.6%
Capital Goods	5.6%
Consumer Cyclical	5.4%
Energy	5.4%
U.S. Government & Agencies	4.4%
Collateralized Mortgage Obligations	2.4%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	1.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.9
BA	7.3
BAA	55.7
A	24.1
AA	4.4
AAA	1.0
U.S. Gov't Guaranteed	5.2

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	96.1%
Short-Term Investments	3.6%
Preferred Stock	0.3%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent International Equity Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$39	0.74%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,905,291,999	1,367	64%	$5,816,275

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	4.8%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	1.9%
Novartis AG	1.1%
ABB, Ltd.	1.0%
Tencent Holdings, Ltd.	0.9%
BHP Group, Ltd.	0.9%
Shell plc	0.8%
BNP Paribas SA	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	23.6%
Information Technology	22.9%
Industrials	14.6%
Materials	7.2%
Health Care	5.6%
Energy	5.6%
Consumer Discretionary	4.9%
Communications Services	3.8%
Consumer Staples	3.1%
Utilities	2.5%

Country Weightings (% of Net Assets)

Table Summary
Japan	14.3%
Taiwan	8.9%
South Korea	8.0%
United Kingdom	7.7%
Canada	7.5%
Switzerland	4.7%
France	4.6%
Netherlands	4.3%
Australia	3.9%
China	3.5%
Other Countries	28.1%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	95.3%
Short-Term Investments	3.9%
Preferred Stock	0.8%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Index Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$18	0.34%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$343,348,831	680	2%	$320,452

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
ASML Holding NV	3.5%
HSBC Holdings plc	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca plc	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell plc	1.0%
Tokyo Electron, Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	24.5%
Industrials	18.6%
Information Technology	12.0%
Health Care	10.1%
Consumer Discretionary	8.0%
Consumer Staples	6.6%
Materials	5.9%
Utilities	3.8%
Communications Services	3.7%
Energy	3.2%

Country Weightings (% of Net Assets)

Table Summary
Japan	23.2%
United Kingdom	13.3%
Switzerland	9.5%
France	8.6%
Germany	8.5%
Netherlands	7.6%
Australia	6.3%
Spain	3.8%
Sweden	3.0%
Italy	2.9%
Other Countries	11.3%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.0%
Short-Term Investments	1.8%
Preferred Stock	0.2%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.43%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,227,722,096	45	25%	$6,215,103

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	10.9%
Amazon.com, Inc.	7.5%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.3%
Microsoft Corporation	5.0%
Alphabet, Inc., Class C	4.4%
Broadcom, Inc.	4.3%
Meta Platforms, Inc.	3.6%
Lam Research Corporation	3.4%
Advanced Micro Devices, Inc.	3.0%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.9%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	43.0%
Communications Services	14.8%
Consumer Discretionary	12.7%
Industrials	11.4%
Financials	7.5%
Health Care	5.8%
Consumer Staples	2.0%
Utilities	0.6%
Energy	0.5%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Index Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$11	0.21%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,404,311,602	509	1%	$1,999,331

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	7.4%
Apple, Inc.	6.5%
Microsoft Corporation	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.8%
Short-Term Investments	1.2%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	37.6%
Financials	11.6%
Communications Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.8%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$32	0.61%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,747,917,163	82	18%	$10,316,037

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Samsung Electronics Company, Ltd.	3.7%
Microsoft Corporation	2.9%
Cisco Systems, Inc.	2.8%
Exxon Mobil Corporation	2.7%
Wells Fargo & Company	2.6%
Alphabet, Inc., Class C	2.6%
Bank of America Corporation	2.6%
Merck & Company, Inc.	2.3%
Amazon.com, Inc.	2.2%
Johnson & Johnson	2.1%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.1%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	18.8%
Information Technology	15.6%
Health Care	13.0%
Industrials	12.3%
Energy	8.2%
Utilities	6.4%
Consumer Discretionary	6.3%
Communications Services	6.1%
Consumer Staples	4.6%
Materials	4.4%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$47	0.89%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$92,448,432	77	50%	$321,038

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Monolithic Power Systems, Inc.	2.9%
Vertiv Holdings Company	2.3%
Hilton Worldwide Holdings, Inc.	2.1%
EMCOR Group, Inc.	2.0%
Howmet Aerospace, Inc.	2.0%
JFrog, Ltd.	2.0%
MKS, Inc.	1.9%
SharkNinja, Inc.	1.8%
Cloudflare, Inc.	1.8%
Quanta Services, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.1%
Short-Term Investments	1.5%
Registered Investments Companies	1.4%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	27.3%
Information Technology	26.9%
Consumer Discretionary	14.6%
Health Care	10.8%
Financials	6.4%
Consumer Staples	2.8%
Communications Services	1.7%
Energy	1.6%
Utilities	1.5%
U.S. Unaffiliated Registered Investment Companies	1.4%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Index Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$13	0.25%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$807,315,191	405	9%	$753,635

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Twilio, Inc.	0.9%
Carpenter Technology Corporation	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corporation	0.8%
nVent Electric plc	0.8%
Entegris, Inc.	0.8%
Allegheny Technologies, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC plc	0.7%
Sterling Construction Company, Inc.	0.7%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.8%
Short-Term Investments	0.2%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	26.3%
Information Technology	15.5%
Financials	14.6%
Consumer Discretionary	10.7%
Health Care	8.7%
Real Estate	6.6%
Materials	5.7%
Energy	4.4%
Consumer Staples	3.1%
Utilities	3.0%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$36	0.67%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,953,456,277	66	41%	$5,828,269

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Onto Innovation, Inc.	3.1%
Nokia Oyj ADR	2.7%
Steel Dynamics, Inc.	2.6%
Arch Capital Group, Ltd.	2.4%
First Industrial Realty Trust, Inc.	2.3%
M&T Bank Corporation	2.2%
Datadog, Inc.	2.1%
Timken Company	2.1%
Rockwell Automation, Inc.	2.0%
Howmet Aerospace, Inc.	1.9%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	23.7%
Information Technology	17.7%
Financials	13.3%
Health Care	11.0%
Consumer Discretionary	10.5%
Materials	4.6%
Real Estate	4.5%
Utilities	4.0%
Energy	3.9%
Consumer Staples	2.5%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Value Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$48	0.88%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$57,144,833	85	29%	$195,774

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
MKS, Inc.	2.7%
M&T Bank Corporation	2.4%
U.S. Bancorp	2.0%
Simmons First National Corporation	2.0%
Crown Holdings, Inc.	1.9%
Capital One Financial Corporation	1.8%
General Dynamics Corporation	1.8%
Labcorp Holdings, Inc.	1.7%
Levi Strauss & Company	1.6%
MSC Industrial Direct Company, Inc.	1.6%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.5%
Short-Term Investments	1.5%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	17.0%
Financials	16.2%
Information Technology	13.2%
Consumer Discretionary	8.4%
Utilities	8.2%
Health Care	7.8%
Energy	7.0%
Materials	6.8%
Real Estate	6.4%
Consumer Staples	5.5%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$21	0.41%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,737,106,094	1,310	21%	$16,460,840

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Portfolio	15.8%
Thrivent Global Stock Portfolio	8.4%
Thrivent International Equity Portfolio	4.3%
Thrivent Core Investment Grade Corporate Bond Fund	3.4%
Thrivent Income Portfolio	2.9%
Thrivent Mid Cap Stock Portfolio	2.5%
NVIDIA Corporation	2.1%
Thrivent Core High Yield Bond Fund	2.0%
Thrivent Short-Term Bond Portfolio	1.6%
Thrivent Core Emerging Markets Debt Fund	1.4%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	48.0%
Common Stock	26.0%
Short-Term InvestmentsFootnote Reference*	11.8%
U.S. Government & Agencies	5.8%
Mortgage-Backed Securities	5.1%
Private Equity Funds	1.9%
Collateralized Mortgage Obligations	1.4%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds
Other Assets & Liabilities	(0.7%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.44%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,687,899,724	1,321	19%	$16,830,136

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Portfolio	12.8%
Thrivent Global Stock Portfolio	9.4%
Thrivent International Equity Portfolio	8.9%
Thrivent Mid Cap Stock Portfolio	3.9%
Thrivent Core Emerging Markets Equity Fund	2.6%
Thrivent Small Cap Stock Portfolio	2.4%
NVIDIA Corporation	2.2%
Thrivent Core Investment Grade Corporate Bond Fund	1.5%
Apple, Inc.	1.5%
Amazon.com, Inc.	1.5%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	48.9%
Common Stock	31.9%
Short-Term InvestmentsFootnote Reference*	12.5%
U.S. Government & Agencies	2.6%
Mortgage-Backed Securities	2.3%
Private Equity Funds	1.5%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds
Other Assets & Liabilities	(0.4%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.45%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,123,459,077	1,301	19%	$6,657,832

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Portfolio	11.2%
Thrivent Core Investment Grade Corporate Bond Fund	6.4%
Thrivent Income Portfolio	5.4%
Thrivent Core High Yield Bond Fund	3.7%
Thrivent International Equity Portfolio	3.6%
Thrivent Short-Term Bond Portfolio	3.0%
Thrivent Core Emerging Markets Debt Fund	2.7%
Thrivent High Yield Portfolio	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core Emerging Markets Equity Fund	1.7%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	46.0%
Common Stock	18.2%
U.S. Government & Agencies	10.9%
Short-Term InvestmentsFootnote Reference*	10.4%
Mortgage-Backed Securities	9.6%
Collateralized Mortgage Obligations	2.9%
Private Equity Funds	1.6%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.5%
Corporate Bonds
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$16	0.32%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$404,441,169	175	$510,534

What did the Portfolio invest in?

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	38.7%
U.S. Treasury Debt	38.2%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	15.7%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	7.2%
Investment Company	0.2%

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$35	0.69%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$166,692,048	594	46%	$418,514

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core High Yield Bond Fund	18.1%
Thrivent Core Investment Grade Corporate Bond Fund	17.5%
Thrivent Core Emerging Markets Debt Fund	8.2%
U.S. Treasury Notes	2.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
U.S. Treasury Notes	1.2%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
U.S. Treasury Notes	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	43.8%
Collateralized Mortgage Obligations	16.5%
Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.6%
U.S. Government & Agencies	7.5%
Financials	2.6%
U.S. Unaffiliated Registered Investment Companies	2.1%
Utilities	1.1%
Technology	1.1%
Commercial Mortgage-Backed Securities	1.0%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	2.2
Non-Rated	16.3
D	0.0
C	0.0
CA	0.1
CAA	2.1
B	9.6
BA	13.1
BAA	17.4
A	11.3
AA	7.5
AAA	3.8
U.S. Gov't Guaranteed	16.5

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	49.2%
Registered Investments Companies	44.7%
Short-Term Investments	4.8%
Preferred Stock	1.3%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Real Estate Securities Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$48	0.91%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$141,017,858	114	10%	$516,611

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	10.6%
Prologis, Inc.	8.6%
Equinix, Inc.	6.5%
American Tower Corporation	5.3%
Simon Property Group, Inc.	4.7%
Digital Realty Trust, Inc.	4.0%
Realty Income Corporation	3.7%
Public Storage	3.3%
Ventas, Inc.	2.7%
Iron Mountain, Inc.	2.4%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
Health Care REITs	17.4%
Retail REITs	16.5%
Industrial REITs	12.3%
Data Center REITs	10.5%
Telecom Tower REITs	8.6%
Multi-Family Residential REITs	7.8%
Other Specialized REITs	7.1%
Self-Storage REITs	6.0%
Single-Family Residential REITs	4.2%
Diversified REITs	2.6%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.46%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$612,776,294	545	39%	$1,239,143

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	2.7%
U.S. Treasury Notes	1.5%
PPM CLO 2, Ltd.	0.6%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
CarVal CLO III, Ltd.	0.5%
Sprint Capital Corporation	0.5%
CarVal CLO I, Ltd.	0.5%
Morgan Stanley Residential Mortgage Loan Trust	0.5%
Continental Resources, Inc.	0.4%
Affirm Master Trust	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	33.1%
Collateralized Mortgage Obligations	15.6%
Asset-Backed Securities	12.8%
Consumer Non-Cyclical	6.0%
Technology	5.7%
Consumer Cyclical	4.4%
U.S. Government & Agencies	4.2%
Utilities	4.2%
Communications Services	2.9%
Energy	2.8%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.6
D	0.0
C	0.0
CA	0.0
CAA	0.2
B	0.2
BA	4.7
BAA	39.7
A	18.3
AA	7.4
AAA	12.7
U.S. Gov't Guaranteed	4.3

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	99.3%
Short-Term Investments	0.4%
Preferred Stock	0.3%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$52	0.94%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$145,892,582	93	61%	$520,890

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
JFrog, Ltd.	2.6%
Twist Bioscience Corporation	2.1%
Guidewire Software, Inc.	2.1%
Triumph Financial, Inc.	2.0%
Applied Industrial Technologies, Inc.	1.9%
Mercury Systems, Inc.	1.8%
EnPro, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
UFP Technologies, Inc.	1.8%
Fabrinet	1.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.5%
Registered Investments Companies	1.0%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	30.4%
Information Technology	21.4%
Health Care	18.5%
Consumer Discretionary	10.3%
Financials	6.4%
Consumer Staples	3.8%
Materials	3.2%
Energy	1.3%
U.S. Unaffiliated Registered Investment Companies	1.0%
Utilities	0.9%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Index Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$13	0.24%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,216,648,803	610	19%	$1,097,856

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
FormFactor, Inc.	0.7%
ViaSat, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Argan, Inc.	0.6%
BrightSpring Health Services, Inc.	0.6%
Element Solutions, Inc.	0.6%
MaxLinear, Inc.	0.6%
Krystal Biotech, Inc.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.4%
Registered Investments Companies	0.5%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	18.2%
Industrials	17.0%
Information Technology	13.9%
Consumer Discretionary	13.6%
Health Care	12.1%
Real Estate	6.5%
Energy	4.9%
Materials	4.3%
Communications Services	3.5%
Consumer Staples	3.3%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Portfolio

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the six months ended June 30, 2026. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$38	0.70%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,017,802,039	82	28%	$3,126,150

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Twist Bioscience Corporation	2.7%
JFrog, Ltd.	2.7%
Littelfuse, Inc.	2.5%
TTM Technologies, Inc.	2.3%
BrightSpring Health Services, Inc.	2.1%
SharkNinja, Inc.	2.1%
IES Holdings, Inc.	2.0%
Life Time Group Holdings, Inc.	1.9%
Moog, Inc.	1.9%
Helios Technologies, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.8%
Registered Investments Companies	1.4%
Short-Term Investments	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	20.1%
Information Technology	18.1%
Financials	13.6%
Health Care	12.3%
Consumer Discretionary	11.8%
Materials	7.7%
Consumer Staples	3.9%
Real Estate	3.6%
Energy	3.5%
Utilities	3.2%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
June 30, 2026
Thrivent Series Fund, Inc.

Table of Contents
Schedule of Investments
Thrivent Aggressive Allocation Portfolio 2
Thrivent All Cap Portfolio 18
Thrivent Conservative Allocation Portfolio 23
Thrivent Dynamic Allocation Portfolio 44
Thrivent Emerging Markets Equity Portfolio 65
Thrivent ESG Index Portfolio 73
Thrivent Global Stock Portfolio 80
Thrivent Government Bond Portfolio 96
Thrivent Healthcare Portfolio 101
Thrivent High Yield Portfolio 103
Thrivent Income Portfolio 118
Thrivent International Equity Portfolio 131
Thrivent International Index Portfolio 149
Thrivent Large Cap Growth Portfolio 159
Thrivent Large Cap Index Portfolio 161
Thrivent Large Cap Value Portfolio 169
Thrivent Mid Cap Growth Portfolio 172
Thrivent Mid Cap Index Portfolio 175
Thrivent Mid Cap Stock Portfolio 182
Thrivent Mid Cap Value Portfolio 184
Thrivent Moderate Allocation Portfolio 187
Thrivent Moderately Aggressive Allocation Portfolio 208
Thrivent Moderately Conservative Allocation Portfolio 229
Thrivent Money Market Portfolio 250
Thrivent Multisector Bond Portfolio 254
Thrivent Real Estate Securities Portfolio 271
Thrivent Short-Term Bond Portfolio 275
Thrivent Small Cap Growth Portfolio 289
Thrivent Small Cap Index Portfolio 292
Thrivent Small Cap Stock Portfolio 301
Statement of Assets and Liabilities 304
Statement of Operations 310
Statement of Changes in Net Assets 316
Notes to Financial Statements 326
Financial Highlights 348
Change in and Disagreement with Accountants (Item 8)
358
Proxy Disclosures (Item 9) 359
Remuneration Paid to Directors, Officers, and
Others (Item 10) 360
Statement Regarding Basis for Approval of
Investment Advisory Contract (Item 11) 361

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 44.4% Value
Communications Services   3.8%
81,109 Alphabet, Inc., Class A $ 28,985,923
85,655 Alphabet, Inc., Class C 30,264,481
36,698 AT&T, Inc. 759,649
409 ATN International, Inc. 10,834
740 Cable One, Inc.
a
39,301
973 CarGurus, Inc.
a
33,170
737 Charter Communications, Inc.
a
104,809
67,993 Comcast Corporation 1,669,228
4,042 Gogo, Inc.
a
12,530
1,202 Iridium Communications, Inc. 65,930
2,242 Liberty Capital Corporation
a
48,337
11,255 Liberty Global, Ltd., Class A
a
127,969
763 Liberty Media Corporation-Liberty
Formula One
a
72,592
13,370 Lumen Technologies, Inc.
a
102,682
116 Madison Square Garden Sports
Corporation
a
46,613
38,484 Meta Platforms, Inc. 21,677,652
82,856 Netflix, Inc.
a
5,915,918
4,519 New York Times Company 316,240
584 Omnicom Group, Inc. 42,533
4,512 Reddit, Inc.
a
783,193
2,253 ROBLOX Corporation
a
122,518
598 Space Exploration Technologies
Corporation
a,b
102,174
1,481 Spotify Technology SA
a
679,972
473 Take-Two Interactive Software,
Inc.
a
118,241
12,867 Trade Desk, Inc.
a
232,635
69,611 Universal Music Group NV 1,458,314
1,152 Versant Media Group, Inc. 41,483
11,224 Walt Disney Company 1,080,310
83,413 Warner Brothers Discovery, Inc.
a
2,223,791
92,239 Warner Music Group Corporation 2,496,910
7,018 ZoomInfo Technologies, Inc.
a
20,563
Total 99,656,495
Consumer Discretionary   4.8%
714 Abercrombie & Fitch Company
a
64,267
2,461 Adient plc
a
45,233
53,054 ADT, Inc. 344,851
4,587 Advance Auto Parts, Inc. 285,403
13,009 Airbnb, Inc.
a
1,861,588
185,165 Amazon.com, Inc.
a
44,132,226
3,891 American Eagle Outfitters, Inc. 66,925
26,532 Aptiv plc
a
1,628,534
2,287 Aramark 130,130
70 AutoNation, Inc.
a
13,005
38 AutoZone, Inc.
a
121,446
4,370 Bath & Body Works, Inc. 101,078
822 Best Buy Company, Inc. 62,373
6,297 Bloomin' Brands, Inc. 57,555
7,244 Boot Barn Holdings, Inc.
a
1,189,972
7,296 BorgWarner, Inc. 484,454
96 Bright Horizons Family Solutions,
Inc.
a
6,805
417 Brunswick Corporation 35,128
1,193 Buckle, Inc. 50,345
969 Build-A-Bear Workshop, Inc. 29,661
213 Burlington Stores, Inc.
a
67,478
2,686 Camping World Holdings, Inc. 20,494
4,740 CarMax, Inc.
a
250,699
4,511 Carnival Corporation, Ltd. 128,879
41 Cavco Industries, Inc.
a
25,190
957 Champion Homes, Inc.
a
84,331
Shares Common Stock  44.4% Value
Consumer Discretionary   4.8% - continued
3,404 Chewy, Inc.
a
$ 66,889
1,750 Chipotle Mexican Grill, Inc.
a
59,500
161 Citi Trends, Inc.
a
9,312
15,066 D.R. Horton, Inc. 2,453,950
2,394 Dana, Inc. 65,141
1,405 Deckers Outdoor Corporation
a
139,502
4,101 DoorDash, Inc.
a
756,758
1,326 eBay, Inc. 148,181
871 El Pollo Loco Holdings, Inc.
a
14,772
11,892 Etsy, Inc.
a
895,824
5,774 Five Below, Inc.
a
1,038,107
1,220 Flutter Entertainment plc
a
124,647
21,606 Ford Motor Company 300,323
2,147 Fox Factory Holding Corporation
a
36,381
3,349 Frontdoor, Inc.
a
259,849
451 Gap, Inc. 8,425
1,627 Garmin, Ltd. 386,478
15,290 Garrett Motion, Inc. 553,957
25,022 General Motors Company 1,928,696
4,186 Gentex Corporation 105,780
145 Genuine Parts Company 17,107
218 GigaCloud Technology, Inc.
a
6,889
6,537 Goodyear Tire & Rubber
Company
a
43,144
477 Grand Canyon Education, Inc.
a
68,264
16,013 Hasbro, Inc. 1,322,514
4,902 Helen of Troy, Ltd.
a
142,501
19,275 Hilton Worldwide Holdings, Inc. 6,369,617
17,417 Home Depot, Inc. 6,142,628
6,577 Installed Building Products, Inc. 1,511,658
2,749 Kohl's Corporation 48,712
7,035 Laureate Education, Inc.
a
255,511
874 Lear Corporation 117,168
1,349 Lennar Corporation 122,071
35,811 Levi Strauss & Company 889,187
55,705 Life Time Group Holdings, Inc.
a
2,274,992
87 Lithia Motors, Inc. 25,273
1,903 LKQ Corporation 50,106
16,833 Lowe's Companies, Inc. 3,711,508
1,296 Lululemon Athletica, Inc.
a
147,977
172 M/I Homes, Inc.
a
27,656
7,727 Macy's, Inc. 181,971
6,707 Mattel, Inc.
a
93,093
7,463 Mobileye Global, Inc.
a
72,242
3,496 Mohawk Industries, Inc.
a
424,170
2,127 Monarch Casino & Resort, Inc. 279,934
1,273 Murphy USA, Inc. 685,982
25 NVR, Inc.
a
170,335
11,245 Ollie's Bargain Outlet Holdings,
Inc.
a
864,516
25,892 O'Reilly Automotive, Inc.
a
2,384,394
16,450 Pattern Group, Inc.
a
414,376
5,373 PENN Entertainment, Inc.
a
114,767
304 Pool Corporation 65,330
797 PulteGroup, Inc. 109,356
373 Ralph Lauren Corporation 149,726
17,311 Ross Stores, Inc. 3,684,646
18,363 SharkNinja, Inc.
a
2,796,134
6,480 Sonos, Inc.
a
87,674
86,901 Sony Group Corporation ADR 1,743,234
568 Strategic Education, Inc. 43,520
3,433 Tapestry, Inc. 502,523
35,998 Tesla, Inc.
a
15,140,759
11,987 Texas Roadhouse, Inc. 2,316,248
11,505 TJX Companies, Inc. 1,743,008

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  44.4% Value
Consumer Discretionary   4.8% - continued
2,823 Toll Brothers, Inc. $ 465,089
3,194 Tractor Supply Company 100,962
340 Ulta Beauty, Inc.
a
153,333
17,871 Universal Technical Institute, Inc.
a
764,343
3,350 Urban Outfitters, Inc.
a
237,381
2,897 Versigent plc
a
121,703
1,030 Victoria's Secret & Company
a
85,984
26,577 Viking Holdings, Ltd.
a
2,781,815
392 Visteon Corporation 38,890
448 Wayfair, Inc.
a
41,404
498 Williams-Sonoma, Inc. 116,084
31,065 Wyndham Hotels & Resorts, Inc. 2,615,984
15,713 Wynn Resorts, Ltd. 1,525,575
1,499 YETI Holdings, Inc.
a
74,290
62 Yum! Brands, Inc. 9,911
Total 127,135,691
Consumer Staples   1.3%
23,710 BellRing Brands, Inc.
a
306,807
666 BJ's Wholesale Club Holdings,
Inc.
a
58,089
4,037 Campbell's Company
b
89,904
1,717 Casey's General Stores, Inc. 1,364,654
404 Celsius Holdings, Inc.
a
11,829
5,089 Central Garden & Pet Company,
Class A
a
197,301
12,231 Chefs' Warehouse, Inc.
a
1,175,399
1,490 Church & Dwight Company, Inc. 144,351
34,778 Coca-Cola Company 2,826,408
3,395 Colgate-Palmolive Company 311,254
13,499 Conagra Brands, Inc. 181,697
348 Constellation Brands, Inc. 48,403
337 Costco Wholesale Corporation 315,253
22,946 Darling Ingredients, Inc.
a
1,253,311
966 Dollar General Corporation 111,196
810 Dollar Tree, Inc.
a
97,970
4,515 General Mills, Inc. 157,122
138 Hershey Company 24,212
2,921 Hormel Foods Corporation 72,499
250 Ingles Markets, Inc. 22,145
1,905 J.M. Smucker Company 214,313
3,380 John B. Sanfilippo & Son, Inc. 290,646
105,016 Keurig Dr Pepper, Inc. 3,437,174
3,573 Kraft Heinz Company 84,394
1,084 Maplebear, Inc.
a
51,327
204 Marzetti Company 23,289
929 Molson Coors Beverage Company 36,194
4,207 Monster Beverage Corporation
a
404,377
13,271 PepsiCo, Inc. 1,796,893
1,102 Performance Food Group
Company
a
123,193
76 Procter & Gamble Company 11,145
12 Seaboard Corporation 53,572
1,844 Simply Good Foods Company
a
24,488
4,187 Smithfield Foods, Inc. 101,577
68 Sprouts Farmers Markets, Inc.
a
5,751
54,230 Sysco Corporation 4,532,543
287 Target Corporation 37,485
25,035 Turning Point Brands, Inc. 2,123,218
3,330 Tyson Foods, Inc. 190,643
64,053 Unilever plc ADR 3,850,866
1,320 United Natural Foods, Inc.
a
60,284
1,299 US Foods Holding Corporation
a
132,823
7,400 Vita Coco Company, Inc.
a
489,436
72,971 Walmart, Inc. 8,264,696
Shares Common Stock  44.4% Value
Consumer Staples   1.3% - continued
413 WD-40 Company $ 100,623
Total 35,210,754
Energy   1.6%
40,680 Antero Midstream Corporation 925,470
5,249 Antero Resources Corporation
a
184,450
907 APA Corporation 29,541
533 Archrock, Inc. 21,698
371 Baker Hughes Company 20,590
173 California Resources Corporation 9,146
3,185 Cheniere Energy, Inc. 761,247
13,486 Chevron Corporation 2,235,439
1,919 Chord Energy Corporation 219,342
1,290 CNX Resources Corporation
a
43,770
58,795 ConocoPhillips 6,112,328
90,934 Devon Energy Corporation 3,757,393
13,313 DHT Holdings, Inc. 220,064
658 Diamondback Energy, Inc. 115,663
5,230 Dorian LPG, Ltd. 181,899
1,656 DT Midstream, Inc. 243,001
113,244 Enterprise Products Partners, LP 4,162,849
2,987 EOG Resources, Inc. 387,503
1,824 EQT Corporation 96,982
2,574 Expand Energy Corporation 234,723
63,977 Exxon Mobil Corporation 8,746,935
1,548 Gulfport Energy Corporation
a
262,696
86,537 Halliburton Company 2,937,931
568 Hess Midstream, LP 21,357
5,525 HF Sinclair Corporation 384,816
36,380 Kinder Morgan, Inc. 1,163,069
1,443 Kodiak Gas Services, Inc. 108,413
15,687 Kosmos Energy, Ltd.
a
33,100
11,096 Marathon Petroleum Corporation 2,836,914
9,090 Matador Resources Company 452,500
3,120 Occidental Petroleum Corporation 151,538
304 Oceaneering International, Inc.
a
12,318
590 ONEOK, Inc. 51,295
4,907 Ovintiv, Inc. 258,354
294 Par Pacific Holdings, Inc.
a
16,488
47,840 Patterson-UTI Energy, Inc. 439,171
1,190 PBF Energy, Inc. 54,169
74,338 Permian Resources Corporation 1,368,563
1,810 Phillips 66 305,980
1,803 Range Resources Corporation 67,054
702 Scorpio Tankers, Inc. 48,621
4,024 SM Energy Company 105,026
10,580 Talos Energy, Inc.
a
136,588
21,636 TechnipFMC plc 1,434,467
489 Teekay Tankers, Ltd. 31,721
22,086 Transocean, Ltd.
a
108,001
110 Valero Energy Corporation 28,648
1,074 Viper Energy, Inc. 45,538
4,617 Williams Companies, Inc. 343,228
Total 41,917,597
Financials   5.4%
326 Acadian Asset Management, Inc. 23,316
509 ACNB Corporation 30,224
2,414 Affiliated Managers Group, Inc. 816,898
1,198 Affirm Holdings, Inc.
a
97,697
6,077 AGNC Investment Corporation 66,239
7,712 Allstate Corporation 1,834,993
16,896 Ally Financial, Inc. 776,371
13,685 American Express Company 4,628,951

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  44.4% Value
Financials   5.4% - continued
3,795 American Financial Group, Inc. $ 531,072
36,365 American International Group, Inc. 2,710,283
2,531 Ameriprise Financial, Inc. 1,161,122
364 Ameris Bancorp 32,855
933 Aon plc 309,467
14,497 Arch Capital Group, Ltd.
a
1,407,079
1,241 Arrow Financial Corporation 50,869
13,359 Associated Banc-Corp 411,056
775 Assurant, Inc. 208,111
1,280 Assured Guaranty, Ltd. 102,605
5,820 Atlantic Union Bankshares
Corporation 246,244
669 Avidia Bancorp, Inc. 14,042
1,268 Axis Capital Holdings, Ltd. 136,234
5,431 Banc of California, Inc. 110,955
148,389 Bank of America Corporation 8,455,205
1,494 Bank of Marin Bancorp 41,384
31,513 Bank of New York Mellon
Corporation 4,557,095
585 Bank OZK 30,473
80 BankUnited, Inc. 3,876
862 Bankwell Financial Group, Inc. 50,642
1,158 Banner Corporation 76,938
1,155 Bar Harbor Bankshares 43,613
832 BayCom Corporation 27,373
6,965 Beacon Financial Corporation 212,084
11,757 Berkshire Hathaway, Inc.
a
5,883,085
47,347 BGC Group, Inc. 506,139
1,491 BlackRock, Inc. 1,433,686
1,135 Bladex, Inc. 69,768
486 Block, Inc.
a
36,936
4,582 Blue Owl Capital, Inc. 40,092
295 Bread Financial Holdings, Inc. 31,963
10,190 Bridgewater Bancshares, Inc.
a
214,398
424 Brown & Brown, Inc. 27,200
10,578 Byline Bancorp, Inc. 398,367
360 C&F Financial Corporation
b
28,800
26,403 Capital One Financial Corporation 5,296,970
118 Cathay General Bancorp 7,315
2,508 Central Pacific Financial
Corporation 95,806
52,779 Charles Schwab Corporation 4,869,918
248 Chemung Financial Corporation 18,496
1,291 ChoiceOne Financial Services, Inc. 43,894
8,942 Chubb, Ltd. 3,046,897
44 Cincinnati Financial Corporation 8,146
4,542 Citigroup, Inc. 635,698
2,753 Citizens Financial Group, Inc. 192,903
289 Citizens Financial Services, Inc. 20,935
1,818 Civista Bancshares, Inc. 51,304
3,550 CNB Financial Corporation 119,670
4,741 CNO Financial Group, Inc. 241,696
593 Coinbase Global, Inc.
a
86,691
1,285 Colony Bankcorp, Inc. 25,816
7,868 Columbia Banking System, Inc. 252,169
929 Commerce Bancshares, Inc. 53,650
98 Community Financial System, Inc. 6,578
3,500 Community Trust Bancorp, Inc. 253,260
5,403 ConnectOne Bancorp, Inc. 180,676
61 Corpay, Inc.
a
20,329
519 Cullen/Frost Bankers, Inc. 80,196
5,018 Customers Bancorp, Inc.
a
396,924
3,256 Dynex Capital, Inc. 42,686
690 Eagle Bancorp Montana, Inc. 16,512
6,701 East West Bancorp, Inc. 865,032
Shares Common Stock  44.4% Value
Financials   5.4% - continued
980 Eastern Bankshares, Inc. $ 21,795
378 Encore Capital Group, Inc.
a
35,264
4,206 Enova International, Inc.
a
1,012,510
564 Equity Bancshares, Inc. 27,630
2,938 Essent Group, Ltd. 188,855
477 Euronet Worldwide, Inc.
a
34,912
553 Evercore, Inc. 188,816
5,419 F.N.B. Corporation 103,395
1,534 Farmers & Merchants Bancorp,
Inc./Archbold, OH 46,910
1,715 Farmers National Banc
Corporation 25,039
1,549 Federal Agricultural Mortgage
Corporation 308,669
2,493 Federated Hermes, Inc. 137,663
837 Fidelity National Financial, Inc. 39,473
3,162 Fidelity National Information
Services, Inc. 122,939
5,448 Fifth Third Bancorp 307,104
1,703 Financial Institutions, Inc. 66,366
6,314 First American Financial
Corporation 433,077
583 First Bancorp/Puerto Rico
b
15,199
2,635 First Bank/Hamilton, NJ 46,719
19 First Citizens BancShares, Inc./NC 39,535
436 First Financial Bankshares, Inc. 15,086
754 First Financial Corporation 58,390
177 First Hawaiian, Inc. 5,186
5,299 First Horizon Corporation 135,866
1,977 First Merchants Corporation 86,375
949 First Mid-Illinois Bancshares, Inc. 45,637
173 FirstCash Holdings, Inc. 37,423
4,211 Fiserv, Inc.
a
206,550
889 Flagstar Bank NA 13,282
809 Flywire Corporation
a
14,214
260 Franklin Resources, Inc. 8,650
1,227 Fulton Financial Corporation 29,681
73,458 Genworth Financial, Inc.
a
695,647
665 Glacier Bancorp, Inc. 34,301
466 Global Life, Inc. 83,265
580 Global Payments, Inc. 42,085
3,590 Goosehead Insurance, Inc.
a
174,115
634 Great Southern Bancorp, Inc. 49,712
798 Hamilton Insurance Group, Ltd. 27,084
500 Hamilton Lane, Inc. 39,415
466 Hancock Whitney Corporation 34,820
8,083 Hanmi Financial Corporation 261,889
552 Hanover Bancorp, Inc. 12,873
275 Hanover Insurance Group, Inc. 58,883
1,864 Happen, Inc.
a
38,659
1,132 Hartford Insurance Group, Inc. 150,013
1,290 Hilltop Holdings, Inc. 50,026
998 Home BancShares, Inc. 28,493
2,534 Hometrust Bancshares, Inc. 126,421
3,064 Horizon Bancorp, Inc. 61,219
4,373 Houlihan Lokey, Inc. 586,550
95,741 Huntington Bancshares, Inc./OH 1,697,488
43 Independent Bank Corporation/MA 3,600
3,248 Independent Bank Corporation/MI 117,155
482 Interactive Brokers Group, Inc. 41,953
39,315 Intercontinental Exchange, Inc. 4,840,070
3,985 Invesco, Ltd. 105,164
1,346 Investar Holding Corporation 40,326
1,834 Jackson Financial, Inc. 187,783
1,659 Jefferies Financial Group, Inc. 82,917

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  44.4% Value
Financials   5.4% - continued
47,535 JPMorgan Chase & Company $ 15,559,632
6,330 Kearny Financial Corporation/MD 59,882
4,883 Kemper Corporation 131,646
2,582 KeyCorp 59,515
1,250 Lazard, Inc. 52,425
1,713 Lincoln National Corporation 60,555
1,213 Loews Corporation 137,324
1,310 M&T Bank Corporation 311,793
121 Markel Group, Inc.
a
236,314
589 MarketAxess Holdings, Inc. 66,846
2,559 Marsh & McLennan Companies,
Inc. 426,509
1,489 Mastercard, Inc. 764,750
1,025 Mercantile Bank Corporation 58,855
1,507 Mercury General Corporation 160,676
31,365 MetLife, Inc. 2,653,793
21,178 MGIC Investment Corporation 597,220
735 Miami International Holdings, Inc.
a
27,313
1,289 Mid Penn Bancorp, Inc. 44,909
50,856 Morgan Stanley 10,630,938
1,040 Morningstar, Inc. 162,261
13,409 Nasdaq, Inc. 1,056,897
744 National Bankshares, Inc. 27,030
2,069 NBT Bancorp, Inc. 102,147
2,261 Neptune Insurance Holdings, Inc.
a
71,221
1,602 NerdWallet, Inc.
a
14,818
11,637 NMI Holdings, Inc.
a
478,164
1,720 Northeast Community Bancorp,
Inc. 47,713
2,536 Northern Trust Corporation 440,858
2,296 Northpointe Bancshares, Inc. 44,037
1,510 Northrim BanCorp, Inc. 41,887
4,951 Northwest Bancshares, Inc. 75,057
3,401 OFG Bancorp 166,887
41,755 Old National Bancorp 1,081,455
18,554 Old Republic International
Corporation 759,230
16,411 Old Second Bancorp, Inc. 382,705
2,165 OneMain Holdings, Inc. 132,000
5,853 Oportun Financial Corporation
a
33,421
970 Orange County Bancorp, Inc. 35,677
4,621 Orrstown Financial Services, Inc. 188,675
8,861 Oscar Health, Inc.
a
252,716
815 Palomar Holdings, Inc.
a
103,008
1,437 Parke Bancorp, Inc. 47,651
883 Paymentus Holdings, Inc.
a
21,333
1,948 PayPal Holdings, Inc. 84,115
1,868 PCB Bancorp 52,995
215 Peoples Bancorp of North
Carolina, Inc. 9,264
1,081 Pinnacle Financial Partners, Inc. 109,051
792 Piper Sandler Companies 57,293
446 Plumas Bancorp 26,064
274 PNC Financial Services Group,
Inc. 67,464
1,621 Popular, Inc. 266,136
715 Prosperity Bancshares, Inc. 52,216
1,405 Provident Financial Services, Inc. 33,214
1,884 Prudential Financial, Inc. 203,340
5,273 Radian Group, Inc. 198,634
876 RBB Bancorp 24,016
2,433 Regions Financial Corporation 73,477
4,419 Reinsurance Group of America,
Inc. 939,700
986 RenaissanceRe Holdings, Ltd. 312,463
Shares Common Stock  44.4% Value
Financials   5.4% - continued
261 Renasant Corporation $ 11,103
318 RLI Corporation 18,784
41,905 Robinhood Markets, Inc.
a
4,202,233
6,856 Rocket Companies, Inc.
a
107,982
243 S&P Global, Inc. 98,964
20,951 SEI Investments Company 1,837,612
364 Selective Insurance Group, Inc. 35,312
174 ServisFirst Bancshares, Inc. 15,095
9,243 Simmons First National
Corporation 209,354
1,295 South Plains Financial, Inc. 55,795
54 Southern Missouri Bancorp, Inc. 4,115
5,008 SouthState Bank Corporation 500,299
932 Starwood Property Trust, Inc. 15,266
1,946 State Street Corporation 330,042
4,897 Stifel Financial Corporation 341,664
8,968 Stock Yards Bancorp, Inc. 685,783
2,622 StoneX Group, Inc.
a
310,707
176 Texas Capital Bancshares, Inc. 18,174
1,025 Third Coast Bancshares, Inc.
a
41,410
719 Timberland Bancorp, Inc./WA 32,218
3,449 Toast, Inc.
a
95,951
679 Tompkins Financial Corporation 64,179
2,042 Towne Bank/Portsmouth, VA 74,002
999 TPG RE Finance Trust, Inc. 8,362
914 TPG, Inc. 37,063
1,606 Tradeweb Markets, Inc. 160,054
2,077 TriCo Bancshares 111,846
20,323 Triumph Financial, Inc.
a
1,550,848
9,884 Truist Financial Corporation 492,421
3,685 U.S. Bancorp 222,574
971 UMB Financial Corporation 138,620
891 United Bankshares, Inc. 40,835
7,916 United Community Banks, Inc. 277,772
445 Unity Bancorp, Inc. 26,117
2,801 Universal Insurance Holdings, Inc. 115,849
651 Univest Financial Corporation 28,481
3,897 Unum Group 348,392
16,541 Valley National Bancorp 242,326
1,847 Virtu Financial, Inc. 110,026
32,250 Visa, Inc. 11,064,653
600 Voya Financial, Inc. 54,318
97,649 Wells Fargo & Company 8,069,713
4,351 WesBanco, Inc. 169,820
1,385 West Bancorporation, Inc. 36,744
2,830 Western Alliance Bancorp 232,626
8,013 Western Union Company 61,700
435 WEX, Inc.
a
61,374
2,384 Wintrust Financial Corporation 383,156
1,091 WisdomTree, Inc. 18,482
95 WSFS Financial Corporation 7,289
9,000 Zions Bancorp NA 622,710
Total 142,453,503
Health Care   4.3%
1,359 4D Molecular Therapeutics, Inc.
a
18,075
11,648 AbbVie, Inc. 2,931,103
2,777 Acadia Healthcare Company, Inc.
a
82,005
2,487 Adaptive Biotechnologies
Corporation
a
53,346
10,914 Agilent Technologies, Inc. 1,449,707
623 Agios Pharmaceuticals, Inc.
a
23,120
445 Align Technology, Inc.
a
75,054
18,258 Alignment Healthcare, Inc.
a
434,723
12,768 Amgen, Inc. 4,623,548

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  44.4% Value
Health Care   4.3% - continued
1,288 Anika Therapeutics, Inc.
a
$ 18,843
1,953 Arcus Biosciences, Inc.
a
60,211
1,126 Argenx SE ADR
a
1,044,669
34,836 Avantor, Inc.
a
344,876
1,088 Azenta, Inc.
a
27,766
133 Becton, Dickinson and Company 20,127
18,186 BioLife Solutions, Inc.
a
513,573
2,914 BioMarin Pharmaceutical, Inc.
a
166,739
150 Bio-Rad Laboratories, Inc.
a
44,041
24,927 Boston Scientific Corporation
a
1,063,884
7,048 BridgeBio Pharma, Inc.
a
524,935
21,544 BrightSpring Health Services, Inc.
a
1,502,479
23,860 Bristol-Myers Squibb Company 1,374,813
256 Bruker Corporation 15,406
4,738 C4 Therapeutics, Inc.
a
22,126
611 Cardinal Health, Inc. 145,149
10,060 Cencora, Inc. 2,846,779
9,366 Centene Corporation
a
601,204
971 Charles River Laboratories
International, Inc.
a
220,213
15,119 Cigna Group 4,168,006
8,090 Concentra Group Holdings Parent,
Inc. 240,677
4,644 Cooper Companies, Inc.
a
333,021
4,745 CVS Health Corporation 490,870
22,111 Danaher Corporation 4,211,703
2,925 Denali Therapeutics, Inc.
a
75,231
4,526 Dentsply Sirona, Inc. 48,021
3,404 Dexcom, Inc.
a
229,259
2,632 Doximity, Inc.
a
54,588
2,333 Edwards Lifesciences Corporation
a
211,043
8,190 Elanco Animal Health, Inc.
a
201,556
549 Elevance Health, Inc. 212,315
9,992 Eli Lilly & Company 11,984,705
2,760 Enanta Pharmaceuticals, Inc.
a
40,241
11,204 Encompass Health Corporation 1,132,500
3,304 Enovis Corporation
a
68,393
727 Envista Holdings Corporation
a
19,156
2,368 Exelixis, Inc.
a
128,843
2,300 Fate Therapeutics, Inc.
a
6,210
5,240 Fortrea Holdings, Inc.
a
91,176
1,228 Fulcrum Therapeutics, Inc.
a
4,494
485 GE HealthCare Technologies, Inc. 31,045
19,622 Gilead Sciences, Inc. 2,479,043
1,274 Globus Medical, Inc.
a
100,659
8,537 Guardant Health, Inc.
a
1,280,806
425 Henry Schein, Inc.
a
35,496
145 Humana, Inc. 57,597
17,277 ICON plc
a
3,001,188
1,541 ICU Medical, Inc.
a
225,911
2,556 IDEXX Laboratories, Inc.
a
1,345,581
2,778 Illumina, Inc.
a
488,456
1,423 Insmed, Inc.
a
151,720
2,140 Insulet Corporation
a
325,815
1,832 Integra LifeSciences Holdings
Corporation
a
32,903
13,330 Intuitive Surgical, Inc.
a
5,301,074
5,383 Ionis Pharmaceuticals, Inc.
a
426,818
994 IQVIA Holding, Inc.
a
192,061
8,544 Janux Therapeutics, Inc.
a
131,236
4,497 Jazz Pharmaceuticals, Inc.
a
1,083,642
37,340 Johnson & Johnson 9,483,240
15,784 Labcorp Holdings, Inc. 4,419,520
8,523 LivaNova plc
a
700,846
726 Medline, Inc.
a
28,633
Shares Common Stock  44.4% Value
Health Care   4.3% - continued
2,760 Medpace Holdings, Inc.
a
$ 1,461,668
20,995 Medtronic plc 1,642,439
53,099 Merck & Company, Inc. 6,823,221
297 Merit Medical Systems, Inc.
a
20,594
244 Mettler-Toledo International, Inc.
a
311,712
4,517 Mirum Pharmaceuticals, Inc.
a
528,805
801 Moderna, Inc.
a
56,094
1,672 Myriad Genetics, Inc.
a
9,547
3,904 Natera, Inc.
a
1,059,741
6,337 Neogen Corporation
a
56,970
18,315 Neurocrine Biosciences, Inc.
a
3,086,719
4,970 OmniAb, Inc.
a
12,226
358 Option Care Health, Inc.
a
7,507
595 Prestige Consumer Healthcare,
Inc.
a
28,126
3,224 QIAGEN NV 126,058
158 Quest Diagnostics, Inc. 33,488
1,934 QuidelOrtho Corporation
a
33,874
10,819 RadNet, Inc.
a
667,208
3,040 Regeneron Pharmaceuticals, Inc. 1,895,562
11,937 Repligen Corporation
a
1,628,684
764 Revolution Medicines, Inc.
a
143,082
813 Roivant Sciences, Ltd.
a
28,772
35,585 Royalty Pharma plc 1,995,251
1,812 Sarepta Therapeutics, Inc.
a
32,562
1,052 Sotera Health Company
a
18,673
572 STERIS plc 120,446
3,789 Stryker Corporation 1,192,929
2,232 Tenet Healthcare Corporation
a
417,563
17,668 Twist Bioscience Corporation
a
1,817,684
4,973 UFP Technologies, Inc.
a
1,318,491
2,743 United Therapeutics Corporation
a
1,486,240
10,117 UnitedHealth Group, Inc. 4,204,929
4,058 Varex Imaging Corporation
a
42,325
1,056 Vaxcyte, Inc.
a
61,385
1,521 Veeva Systems, Inc.
a
269,932
11,622 Vericel Corporation
a
517,063
13,973 Viatris, Inc. 221,891
426 Viemed Healthcare, Inc.
a
4,856
4,729 Vir Biotechnology, Inc.
a
48,189
204 Waters Corporation
a
76,508
4,158 WaVe Life Sciences, Ltd.
a
24,158
37,310 Waystar Holding Corporation
a
765,974
4,430 West Pharmaceutical Services,
Inc. 1,590,370
1,615 Xencor, Inc.
a
26,002
820 Xenon Pharmaceuticals, Inc.
a
49,495
31,592 Zimmer Biomet Holdings, Inc. 2,719,755
Total 114,208,580
Industrials   6.4%
5,444 3M Company 881,438
7,210 AAON, Inc. 914,661
2,314 Acuity, Inc.
b
871,591
14,034 Advanced Drainage Systems, Inc. 2,202,777
1,172 AECOM 81,806
206 AGCO Corporation 24,658
19,376 Allegheny Technologies, Inc.
a
3,819,010
629 Allegion plc 88,368
304 Allison Transmission Holdings, Inc. 34,273
50,677 Amentum Holdings, Inc.
a
1,047,494
375 American Superconductor
Corporation
a
15,566
7,307 AMETEK, Inc. 1,767,856
2,434 APi Group Corporation
a
103,080

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  44.4% Value
Industrials   6.4% - continued
4,694 Applied Industrial Technologies,
Inc. $ 1,587,276
1,840 Armstrong World Industries, Inc. 295,173
5,532 Atmus Filtration Technologies, Inc. 282,077
4,720 Automatic Data Processing, Inc. 1,057,044
2,156 Axon Enterprise, Inc.
a
1,208,675
230 AZZ, Inc. 35,661
4,154 Badger Infrastructure Solutions,
Ltd. 272,452
7,200 Barrett Business Services, Inc. 255,744
3,288 Bloom Energy Corporation
a
995,278
1,082 Brady Corporation 99,079
1,144 BrightView Holdings, Inc.
a
16,210
77 Brink's Company 7,276
770 Broadridge Financial Solutions,
Inc. 105,451
2,265 Builders FirstSource, Inc.
a
202,672
9,081 BWX Technologies, Inc. 1,767,617
633 C.H. Robinson Worldwide, Inc. 119,219
100 CACI International, Inc.
a
46,326
8,881 Caterpillar, Inc. 9,457,377
11,012 CECO Environmental Corporation
a
999,229
10,563 Clean Harbors, Inc.
a
3,155,696
349,306 CNH Industrial NV 3,922,706
1,104 Concentrix Corporation 24,735
4,699 Construction Partners, Inc.
a
558,100
28,272 Copart, Inc.
a
796,988
2,873 CRA International, Inc. 408,828
8,373 Crane Company 1,867,765
2,470 CSW Industrials, Inc. 687,401
121,818 CSX Corporation 5,790,010
1,274 Cummins, Inc. 908,630
2,278 Curtiss-Wright Corporation 1,726,177
40,811 Delta Air Lines, Inc. 3,822,358
2,071 Donaldson Company, Inc. 185,914
86 Dycom Industries, Inc.
a
43,481
11,520 Eaton Corporation plc 4,908,902
6,016 EMCOR Group, Inc. 4,992,558
828 Enerpac Tool Group Corporation 29,692
470 EnerSys 109,895
3,212 EnPro, Inc. 1,210,699
686 Equifax, Inc. 108,882
1,464 ESCO Technologies, Inc. 512,459
2,164 ExlService Holdings, Inc.
a
55,961
141,459 Fastenal Company 6,794,276
4,218 Federal Signal Corporation 541,971
2,018 Ferguson Enterprises, Inc. 478,932
45,915 Flowserve Corporation 3,405,056
10,227 Fluor Corporation
a
535,793
759 Fortive Corporation 46,367
2,105 Fortune Brands Innovations, Inc. 115,564
4,835 FTAI Aviation, Ltd. 1,308,013
2,846 Gates Industrial Corporation plc
a
79,603
167 GATX Corporation 29,591
5,189 GE Vernova, Inc. 6,096,349
111 Generac Holdings, Inc.
a
32,502
12,788 General Dynamics Corporation 4,530,021
26,701 General Electric Company 9,978,965
2,076 Genpact, Ltd. 57,090
4,522 Graco, Inc. 341,908
431 HEICO Corporation 111,159
3,786 Helios Technologies, Inc. 337,900
2,392 Herc Holdings, Inc. 342,869
32,539 Hexcel Corporation 3,255,852
9,247 Honeywell Aerospace, Inc.
a
2,044,216
Shares Common Stock  44.4% Value
Industrials   6.4% - continued
9,246 Honeywell International, Inc. $ 2,070,179
6,616 Howmet Aerospace, Inc. 1,778,778
70 Hubbell, Inc. 36,624
1,629 Hudson Technologies, Inc.
a
9,350
165 Huntington Ingalls Industries, Inc. 46,182
2,141 IDEX Corporation 485,900
515 IES Holdings, Inc.
a
378,350
555 Ingersoll Rand, Inc. 45,504
1,351 Innodata, Inc.
a
102,109
239 Insteel Industries, Inc. 7,218
965 ITT Corporation 190,838
14,915 Jacobs Solutions, Inc. 1,879,290
11,434 JB Hunt Transport Services, Inc. 3,309,343
5,528 Johnson Controls International plc 807,696
4,928 Kirby Corporation
a
670,060
596 Knight-Swift Transportation
Holdings, Inc. 46,411
3,433 Korn Ferry 228,569
11,272 L3Harris Technologies, Inc. 3,275,530
346 Landstar System, Inc. 71,556
363 Leidos Holdings, Inc. 37,378
8,394 Limbach Holdings, Inc.
a
646,338
5,342 Lincoln Electric Holdings, Inc. 1,418,354
321 Liquidity Services, Inc.
a
12,558
1,582 Lyft, Inc.
a
23,113
397 Masco Corporation 32,304
22 MasTec, Inc.
a
9,153
420 Maximus, Inc. 22,579
1,282 McGrath RentCorp 155,160
16,425 Mercury Systems, Inc.
a
2,009,270
1,792 Middleby Corporation
a
308,242
2,948 MillerKnoll, Inc. 60,316
3,550 Modine Manufacturing Company
a
947,921
3,153 Moog, Inc. 1,336,368
3,223 Mueller Industries, Inc. 396,203
19,521 Mueller Water Products, Inc. 504,227
269 MYR Group, Inc.
a
134,608
1,246 Nextpower, Inc.
a
148,448
85 Nordson Corporation 25,644
34,042 NPK International, Inc.
a
541,608
5,688 nVent Electric plc 964,742
1,198 NWPX Infrastructure, Inc.
a
179,628
5,227 Old Dominion Freight Line, Inc. 1,132,168
1,355 OPENLANE, Inc.
a
55,880
2,711 Otis Worldwide Corporation 194,108
605 Owens Corning, Inc. 96,171
6,630 Parker-Hannifin Corporation 6,484,936
391 Paychex, Inc. 38,447
455 Paylocity Holding Corporation
a
47,561
957 Pentair plc 73,364
2,086 Powell Industries, Inc. 597,347
3,250 Proficient Auto Logistics, Inc.
a
22,132
886 Proto Labs, Inc.
a
72,218
2,135 Quanta Services, Inc. 1,537,285
4,841 RBC Bearings, Inc.
a
3,117,894
620 Regal Rexnord Corporation 147,678
2,810 Republic Services, Inc. 598,755
3,584 Rockwell Automation, Inc. 1,774,367
15,225 RTX Corporation 2,888,639
90 Ryder System, Inc. 23,739
757 Saia, Inc.
a
318,818
636 Science Applications International
Corporation 70,221
2,592 Sensata Technologies Holding plc 123,742
282 SkyWest, Inc.
a
28,011

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  44.4% Value
Industrials   6.4% - continued
334 SPX Technologies, Inc.
a
$ 81,887
4,105 SS&C Technologies Holdings, Inc. 254,715
2,506 Standex International Corporation 896,321
896 Stanley Black & Decker, Inc. 84,332
721 Sterling Construction Company,
Inc.
a
605,179
582 Terex Corporation 42,131
2,148 Tetra Tech, Inc. 62,056
450 Textron, Inc. 41,279
2,705 Timken Company 393,091
15,368 Toro Company 1,497,151
131 Trane Technologies plc 64,342
7,331 Transcat, Inc.
a
680,097
1,046 Trex Company, Inc.
a
52,342
55,394 Uber Technologies, Inc.
a
3,997,231
451 U-Haul Holding Company
a
29,513
1,632 UL Solutions, Inc. 166,236
1,357 United Airlines Holdings, Inc.
a
184,538
486 United Rentals, Inc. 550,585
4,811 Upwork, Inc.
a
40,220
1,727 V2X, Inc.
a
128,765
2,056 Valmont Industries, Inc. 1,187,546
2,255 Veralto Corporation 199,973
6,495 Verisk Analytics, Inc. 1,166,047
7,881 Verra Mobility Corporation
a
33,494
5,429 Vertiv Holdings Company 1,817,738
1,849 Vestis Corporation
a
26,847
121 Vicor Corporation
a
45,953
867 Wabtec Corporation 233,743
83 Watts Water Technologies, Inc. 32,490
748 WESCO International, Inc. 258,382
4,788 Willdan Group, Inc.
a
378,731
2,820 Woodward, Inc. 1,199,741
200 XPO, Inc.
a
41,058
1,792 Xylem, Inc. 211,832
2,196 Zurn Elkay Water Solutions
Corporation 110,964
Total 168,547,928
Information Technology   13.2%
3,377 Adobe, Inc.
a
692,353
24,678 Advanced Micro Devices, Inc.
a
14,335,697
1,107 Akamai Technologies, Inc.
a
130,858
951 Ambarella, Inc.
a
81,596
2,657 Amkor Technology, Inc. 229,113
33,664 Amphenol Corporation 5,935,637
6,270 Analog Devices, Inc. 2,490,256
139,642 Apple, Inc. 40,406,809
13,379 Applied Materials, Inc. 9,673,017
56,768 Arista Networks, Inc.
a
9,643,748
1,362 Arrow Electronics, Inc.
a
290,664
121 Astera Labs, Inc.
a
58,445
628 Atlassian Corporation
a
48,852
7,133 Autodesk, Inc.
a
1,386,798
1,851 Avnet, Inc. 164,406
1,637 BILL Holdings, Inc.
a
59,194
677 Blackbaud, Inc.
a
20,053
56,993 Broadcom, Inc. 21,529,106
11,453 Cadence Design Systems, Inc.
a
4,298,540
16,408 CCC Intelligent Solutions Holdings,
Inc.
a
84,665
1,704 Celestica, Inc.
a
621,619
704 Circle Internet Group, Inc.
a
44,092
1,216 Cirrus Logic, Inc.
a
180,613
72,020 Cisco Systems, Inc. 8,459,469
Shares Common Stock  44.4% Value
Information Technology   13.2% - continued
5,715 Cloudflare, Inc.
a
$ 1,401,775
21,503 Cognex Corporation 1,557,247
1,206 Cognizant Technology Solutions
Corporation 46,708
2,921 Coherent Corporation
a
1,152,247
3,012 Cohu, Inc.
a
222,617
207 CommVault Systems, Inc.
a
29,338
3,652 Crane NXT Company 186,836
3,799 Credo Technology Group Holding,
Ltd.
a
1,033,138
201 CrowdStrike Holdings, Inc.
a
153,391
89 CTS Corporation 5,802
4,851 Datadog, Inc.
a
1,263,006
5,147 DigitalOcean Holdings, Inc.
a
808,233
659 Diodes, Inc.
a
72,121
8,315 DocuSign, Inc.
a
369,352
1,459 Enphase Energy, Inc.
a
71,841
280 Entegris, Inc. 50,361
552 EPAM Systems, Inc.
a
43,801
2,265 Everforth, Inc.
a
40,476
388 F5, Inc.
a
161,393
2,463 Fabrinet
a
1,384,403
3,016 Figma, Inc.
a
54,559
11,895 Flex, Ltd.
a
1,927,823
25,800 Fortinet, Inc.
a
3,963,396
465 GoDaddy, Inc.
a
39,469
6,832 GPGI, Inc. 108,287
18,071 Guidewire Software, Inc.
a
2,223,637
5,747 Hewlett Packard Enterprise
Company 259,247
326 HubSpot, Inc.
a
59,498
572 Ichor Holdings, Ltd.
a
64,224
723 Insight Enterprises, Inc.
a
88,061
19,710 Intel Corporation
a
2,752,107
1,852 InterDigital, Inc. 524,357
15,644 International Business Machines
Corporation 4,399,249
569 IonQ, Inc.
a,b
30,305
43,897 JFrog, Ltd.
a
3,989,359
5,811 Keysight Technologies, Inc.
a
2,034,257
6,523 Knowles Corporation
a
270,574
1,166 Kulicke and Soffa Industries, Inc. 155,964
30,253 Lam Research Corporation 13,109,533
13,492 Lattice Semiconductor
Corporation
a
2,063,736
4,573 Littelfuse, Inc. 2,082,224
505 Lumentum Holdings, Inc.
a
433,320
3,617 MACOM Technology Solutions
Holdings, Inc.
a
1,375,798
5,775 Manhattan Associates, Inc.
a
804,169
246 MaxLinear, Inc.
a
31,495
2,319 Microchip Technology, Inc. 211,493
11,774 Micron Technology, Inc. 13,590,610
97,497 Microsoft Corporation 36,368,331
3,883 MKS, Inc. 1,727,158
211 MongoDB, Inc.
a
70,875
1,785 Monolithic Power Systems, Inc. 2,467,513
2,126 Motorola Solutions, Inc. 882,907
807 Napco Security Technologies, Inc. 30,650
334 NetApp, Inc. 51,690
17,384 Nokia Oyj ADR 230,860
3,148 Novanta, Inc.
a,b
510,732
2,568 Nutanix, Inc.
a
130,865
301,395 NVIDIA Corporation 60,306,126
1,023 NXP Semiconductors NV 287,494

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  44.4% Value
Information Technology   13.2% - continued
1,119 Okta, Inc.
a
$ 152,688
1,163 ON Semiconductor Corporation
a
109,950
3,331 Onto Innovation, Inc.
a
1,260,617
41,788 Palantir Technologies, Inc.
a
4,875,406
6,214 Pegasystems, Inc. 186,234
1,103 Plexus Corporation
a
331,639
684 PTC, Inc.
a
77,709
236 Q2 Holdings, Inc.
a
11,352
1,008 Qnity Electronics, Inc. 164,617
26,511 Qualcomm, Inc. 4,898,968
10,387 Rambus, Inc.
a
1,378,770
3,628 Rigetti Computing, Inc.
a
70,093
1,606 Rogers Corporation
a
262,950
488 Roper Industries, Inc. 165,134
54,769 SailPoint, Inc.
a
801,818
47,085 Samsung Electronics Company,
Ltd. 10,448,032
1,259 SanDisk Corporation
a
2,862,626
350 Sanmina Corporation
a
88,578
33,618 ServiceNow, Inc.
a
3,337,595
2,256 SiTime Corporation
a
1,681,983
1,613 Skyworks Solutions, Inc.
b
109,361
8,143 Snowflake, Inc.
a
2,072,394
2,667 Sprout Social, Inc.
a
20,136
3,476 Synopsys, Inc.
a
1,550,539
1,777 T1 Energy, Inc.
a
16,846
16,171 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 7,722,784
23,848 TD SYNNEX Corporation 6,375,524
225 TE Connectivity plc 45,362
381 Teledyne Technologies, Inc.
a
254,089
1,022 Tenable Holdings, Inc.
a
37,691
577 Teradyne, Inc. 279,176
9,401 Texas Instruments, Inc. 2,802,156
2,420 Trimble, Inc.
a
123,856
4,162 TTM Technologies, Inc.
a
778,377
281 Twilio, Inc.
a
57,979
275 Tyler Technologies, Inc.
a
80,427
2,695 Unity Software, Inc.
a
77,023
777 Varonis Systems, Inc.
a
32,603
512 VeriSign, Inc. 128,799
943 ViaSat, Inc.
a
84,691
3,740 Vontier Corporation 108,460
1,399 Western Digital Corporation 893,569
1,221 Workday, Inc.
a
149,475
1,214 Zebra Technologies Corporation
a
319,598
1,314 Zoom Communications, Inc.
a
113,411
714 Zscaler, Inc.
a
100,781
Total 348,133,504
Materials   1.2%
1,471 Air Products and Chemicals, Inc. 431,268
508 Albemarle Corporation 68,595
13,975 Alcoa Corporation 728,657
830 Alto Ingredients, Inc.
a
4,731
1,574 Amcor plc 68,233
5,428 American Vanguard Corporation
a
15,198
1,922 Amrize, Ltd. 102,443
969 AngloGold Ashanti plc 78,382
3,276 AptarGroup, Inc. 410,155
4,012 Ashland, Inc. 264,351
194 Avery Dennison Corporation 31,496
2,782 Avient Corporation 102,823
6,554 Balchem Corporation 1,107,298
Shares Common Stock  44.4% Value
Materials   1.2% - continued
2,886 Ball Corporation $ 180,086
5,488 Celanese Corporation 252,448
1,659 Century Aluminum Company
a
76,331
27,507 CF Industries Holdings, Inc. 2,977,908
7,426 Cleveland-Cliffs, Inc.
a
69,730
8,888 Coeur Mining, Inc. 145,052
1,276 Commercial Metals Company 80,069
810 Compass Minerals International,
Inc.
a
25,215
56,164 Constellium SE
a
1,789,947
2,413 Corteva, Inc. 204,357
23,779 Crown Holdings, Inc. 2,658,968
6,125 Dow, Inc. 167,580
2,332 DuPont de Nemours, Inc. 316,313
14,202 Eastman Chemical Company 951,250
4,929 Ecolab, Inc. 1,373,269
24,326 Ecovyst, Inc.
a
302,859
21,864 Element Solutions, Inc. 1,044,006
13,485 Freeport-McMoRan, Inc. 848,072
7,740 Graphic Packaging Holding
Company 81,812
3,508 Greif, Inc. 261,311
4,712 Hecla Mining Company 72,706
972 Ingevity Corporation
a
72,579
33,097 International Paper Company 1,260,996
1,267 Intrepid Potash, Inc.
a
41,532
48,431 Ivanhoe Mines, Ltd.
a
379,389
1,020 Kaiser Aluminum Corporation 199,543
5,303 Linde plc 2,751,939
6,353 Louisiana-Pacific Corporation 499,727
3,437 LyondellBasell Industries NV 180,958
6,407 Magnera Corporation
a
75,282
1,792 Martin Marietta Materials, Inc. 1,033,446
895 Minerals Technologies, Inc. 66,203
7,918 Mosaic Company 167,782
7,762 Newmont Corporation 724,971
18,352 Nucor Corporation 4,087,908
1,475 O-I Glass, Inc.
a
14,204
7,397 Orion SA 49,042
222 Packaging Corporation of America 52,898
4,065 Perimeter Solutions, Inc.
a
144,917
1,177 PPG Industries, Inc. 142,758
334 Reliance, Inc. 124,782
849 Royal Gold, Inc. 169,469
318 Scotts Miracle-Gro Company 21,659
975 Sensient Technologies Corporation 120,208
1,065 Smurfit WestRock plc 49,267
16,670 Solstice Advanced Materials, Inc. 1,476,962
1,353 Sonoco Products Company 76,242
4,216 SSR Mining, Inc.
a
119,228
976 Steel Dynamics, Inc. 223,953
531 Stepan Company 29,587
102 Vulcan Materials Company 30,091
Total 31,680,441
Real Estate   1.1%
2,914 Agree Realty Corporation 220,706
2,766 Alexandria Real Estate Equities,
Inc. 146,183
2,041 Alpine Income Property Trust, Inc. 42,371
7,619 Americold Realty Trust, Inc. 119,771
7,738 AvalonBay Communities, Inc. 1,460,083
9,482 Brixmor Property Group, Inc. 298,968
781 Broadstone Net Lease, Inc. 16,143
7,894 CareTrust REIT, Inc. 318,523

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  44.4% Value
Real Estate   1.1% - continued
25,054 CBRE Group, Inc.
a
$ 3,374,523
6,258 CoStar Group, Inc.
a
177,227
10,523 Cousins Properties, Inc. 315,480
42,447 Crown Castle, Inc. 3,214,511
3,055 Curbline Properties Corporation 92,872
1,120 Cushman & Wakefield, Ltd.
a
14,997
2,059 Digital Realty Trust, Inc. 369,755
7,467 Easterly Government Properties,
Inc. 186,152
12,634 EPR Properties 732,898
753 Equinix, Inc. 784,920
3,258 Equity Lifestyle Properties, Inc. 209,978
52,733 Essential Properties Realty Trust,
Inc. 1,574,080
207 Essex Property Trust, Inc. 60,359
770 Extra Space Storage, Inc. 111,881
526 Federal Realty Investment Trust 64,929
60,090 Fermi, Inc.
a,b
550,424
4,280 First Industrial Realty Trust, Inc. 262,407
1,949 FrontView REIT, Inc. 39,428
4,274 Gaming and Leisure Properties,
Inc. 190,321
7,496 Getty Realty Corporation 250,067
123,031 Healthcare Realty Trust, Inc. 2,481,535
3,606 Host Hotels & Resorts, Inc. 85,498
4,885 Hudson Pacific Properties, Inc. 74,203
26,674 Industrial Logistics Properties Trust 236,598
8,296 Innovative Industrial Properties,
Inc. 514,186
7,407 InvenTrust Properties Corporation 262,208
6,532 Iron Mountain, Inc. 825,057
6,520 Jones Lang LaSalle, Inc.
a
2,020,874
2,098 Kimco Realty Corporation 53,184
107 Lamar Advertising Company 16,690
966 Macerich Company 24,334
40,823 Medical Properties Trust, Inc. 188,602
29,799 Millrose Properties, Inc. 895,460
181 National Health Investors, Inc. 13,803
1,785 NET Lease Office Properties 19,867
18,713 NetSTREIT Corporation 395,406
750 NNN REIT, Inc. 34,898
324 Omega Healthcare Investors, Inc. 15,448
6,216 Outfront Media, Inc. 203,636
9,791 Park Hotels & Resorts, Inc. 139,522
3,040 Piedmont Realty Trust, Inc.
a
27,816
1,440 Postal Realty Trust, Inc. 35,482
5,005 Rayonier, Inc. REIT 106,506
1,465 Realty Income Corporation 90,771
723 Regency Centers Corporation 57,652
9,991 RLJ Lodging Trust 118,393
449 Ryman Hospitality Properties 57,719
23,676 Sabra Health Care REIT, Inc. 461,919
13,471 Safehold, Inc. 211,495
849 SBA Communications Corporation 149,815
19,562 Service Properties Trust 33,060
535 Simon Property Group, Inc. 119,653
4,704 STAG Industrial, Inc. 179,034
46,427 Tanger, Inc. 1,832,474
13,949 Terreno Realty Corporation 903,477
2,077 Ventas, Inc. 184,438
10,968 VICI Properties, Inc. 291,200
985 WP Carey, Inc. 70,428
4,142 Xenia Hotels & Resorts, Inc. 84,331
Shares Common Stock  44.4% Value
Real Estate   1.1% - continued
3,912 Zillow Group, Inc., Class C
a
$ 123,306
Total 28,839,935
Utilities   1.3%
1,484 Alliant Energy Corporation 113,214
3,261 American States Water Company 269,456
329 American Water Works Company,
Inc. 43,290
1,581 Artesian Resources Corporation 53,738
6,769 Avista Corporation 276,920
2,280 Black Hills Corporation 169,632
1,845 California Water Service Group 89,759
2,549 CenterPoint Energy, Inc. 112,258
8,268 Clearway Energy, Inc., Class C 282,600
1,109 Consolidated Edison, Inc. 122,689
24,839 Constellation Energy Corporation 6,169,262
257 DTE Energy Company 39,159
32,614 Duke Energy Corporation 4,128,280
36,748 Edison International 2,735,889
44,226 Entergy Corporation 5,079,798
24,790 Evergy, Inc. 2,142,600
7,395 Eversource Energy 534,437
7,192 Exelon Corporation 335,291
4,629 FirstEnergy Corporation 220,063
1,193 H2O America
b
72,499
3,540 National Fuel Gas Company 273,323
5,707 New Jersey Resources
Corporation 319,820
2,319 NiSource, Inc. 110,269
601 OGE Energy Corporation 29,245
1,513 Otter Tail Corporation 136,140
53,034 PG&E Corporation 892,032
7,950 Pinnacle West Capital Corporation 850,650
36,169 Portland General Electric
Company 1,874,639
1,418 PPL Corporation 51,544
1,426 Public Service Enterprise Group,
Inc. 115,734
2,606 Spire, Inc. 203,503
61,204 UGI Corporation 2,113,986
3,217 Unitil Corporation 169,504
26,749 Vistra Energy Corporation 4,243,194
358 Xcel Energy, Inc. 28,747
Total 34,403,164
Total Common Stock
(cost $747,109,277) 1,172,187,592
Shares
Registered Investment
Companies   38.9% Value
U.S. Affiliated   38.4%
5,417,611 Thrivent Core Emerging Markets
Equity Fund 84,135,492
7,414,670 Thrivent Global Stock Portfolio 122,810,666
17,587,620 Thrivent International Equity
Portfolio 230,195,570
963,621 Thrivent International Index
Portfolio 17,729,190
3,209,505 Thrivent International Large Cap
ETF 81,355,175
93,724 Thrivent International Small Cap
ETF 2,154,715
6,067,549 Thrivent Large Cap Value Portfolio 161,943,481
6,694,154 Thrivent Mid Cap Stock Portfolio 139,988,149

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  38.9% Value
U.S. Affiliated   38.4%  - continued
2,592,675 Thrivent Mid Cap Value ETF $ 46,663,742
4,804,918 Thrivent Small Cap Stock Portfolio 106,414,523
602,707 Thrivent Small Cap Value ETF 19,699,659
Total 1,013,090,362
U.S. Unaffiliated   0.5%
5,054 Invesco QQQ Trust Series 1
b
3,721,766
397 iShares Semiconductor ETF 254,382
10,828 State Street SPDR S&P 500 ETF
Trust 8,086,026
8,382 State Street SPDR S&P Biotech
ETF 1,326,451
634 VanEck Semiconductor ETF 415,834
Total 13,804,459
Total Registered Investment
Companies (cost $746,989,887) 1,026,894,821
Principal
Amount Long-Term Fixed Income 2.7% Value
Commercial Mortgage-Backed Securities <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 930,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
c
950,960
Total 950,960
Mortgage-Backed Securities   1.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
415,808 2.000%,  5/1/2051 337,323
815,113 2.500%,  5/1/2051 690,856
375,082 4.000%,  5/1/2052 353,751
123,734 5.000%,  7/1/2053 122,867
772,895 5.500%,  7/1/2053 782,924
666,999 5.000%,  8/1/2053 664,148
1,531,662 5.500%,  9/1/2053 1,561,037
23,931 5.500%,  9/1/2055 24,211
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
106,788 2.500%,  7/1/2030 103,195
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
432,921 3.000%,  8/1/2038 408,773
404,867 3.500%,  5/1/2040 382,929
389,983 2.500%,  4/1/2042 346,497
1,507,847 5.000%,  10/1/2045 1,495,579
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
781,567 3.000%,  1/1/2052 687,767
85,928 2.000%,  2/1/2051 69,708
127,849 2.000%,  2/1/2051 103,717
624,241 2.500%,  2/1/2051 532,814
1,260,295 5.500%,  2/1/2055 1,280,112
1,130,809 2.000%,  3/1/2051 910,750
1,321,986 4.000%,  3/1/2051 1,251,830
237,618 2.000%,  3/1/2052 193,475
Principal
Amount Long-Term Fixed Income  2.7% Value
Mortgage-Backed Securities   1.4% - continued
$ 851,713 3.000%,  3/1/2052 $ 750,127
443,866 3.000%,  4/1/2051 387,866
524,542 5.500%,  4/1/2054 534,602
534,867 3.000%,  5/1/2050 467,707
173,322 2.000%,  5/1/2051 139,873
391,646 3.000%,  5/1/2051 349,872
1,094,902 2.000%,  6/1/2050 884,728
320,393 3.000%,  6/1/2050 287,356
335,542 4.000%,  6/1/2052 315,053
102,273 5.000%,  6/1/2053 101,695
631,426 2.500%,  7/1/2051 541,056
269,566 3.500%,  7/1/2051 247,389
185,718 4.000%,  7/1/2052 174,378
775,000 2.500%,  7/1/2056
d
647,428
284,786 3.500%,  8/1/2050 262,294
3,364,706 2.500%,  8/1/2051 2,827,786
394,546 3.500%,  8/1/2052 358,508
2,765,708 4.500%,  8/1/2052 2,664,425
579,047 4.500%,  8/1/2052 558,372
931,296 5.000%,  8/1/2053 925,743
826,016 6.000%,  8/1/2054 864,041
145,637 3.500%,  9/1/2052 133,609
117,510 3.500%,  9/1/2052 107,450
693,394 5.000%,  9/1/2052 687,575
733,932 4.500%,  9/1/2053 710,462
2,170,711 4.500%,  9/1/2053 2,094,837
617,590 4.000%,  10/1/2052 582,634
175,062 2.000%,  11/1/2051 142,014
137,713 3.500%,  11/1/2052 126,382
696,923 2.000%,  12/1/2050 565,634
713,587 2.500%,  12/1/2051 608,719
334,208 4.500%,  12/1/2052 323,788
1,500,000 5.000%,  7/1/2041
d
1,473,753
200,000 4.500%,  7/1/2048
d
191,578
500,000 3.500%,  7/1/2049
d
453,594
375,000 4.000%,  7/1/2049
d
350,448
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
140,221 3.500%,  7/1/2061 125,682
315,900 4.000%,  12/1/2061 291,595
Total 35,564,316
U.S. Government & Agencies   1.3%
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 982,667
1,950,000 4.000%,  11/15/2052 1,668,469
3,030,000 1.375%,  11/15/2040 1,958,729
120,000 3.000%,  5/15/2042 95,512
500,000 4.625%,  2/15/2046 479,922
2,413,000 2.500%,  5/15/2046 1,657,618
U.S. Treasury Notes
2,200,000 3.875%,  5/31/2027 2,195,462
3,200,000 3.500%,  9/30/2027 3,174,875
920,000 2.250%,  11/15/2027 896,677
300,000 0.750%,  1/31/2028 284,402
4,000,000 2.875%,  5/15/2028 3,907,656
4,200,000 4.375%,  8/31/2028 4,217,719
1,600,000 4.125%,  3/31/2029 1,598,125
5,900,000 3.625%,  9/30/2030 5,770,016
125,000 0.875%,  11/15/2030 108,545
2,000,000 3.750%,  1/31/2031 1,962,266
1,500,000 3.875%,  4/30/2031 1,478,438

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  2.7% Value
U.S. Government & Agencies   1.3% - continued
$ 2,500,000 2.875%,  5/15/2032 $ 2,320,996
500,000 3.375%,  5/15/2033 472,246
Total 35,230,340
Total Long-Term Fixed Income
(cost $75,242,622) 71,745,616
Shares
e
Private Equity Funds 2.7% Value
Secondary  2.7%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,f
11,052,192
__ ASF IX, LP
*,a,f
8,472,085
__ ASF VIII Sidecar (Cayman), LP
*,a,f
2,871,440
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,f
10,135,440
__ LCP X (Offshore), LP
*,a,f
19,745,728
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,f
18,500,565
Total 70,777,450
Total Private Equity Funds
(cost $50,731,345) 70,777,450
Shares
Collateral Held for Securities
Loaned 0.2% Value
5,314,650 Thrivent Cash Management Trust 5,314,650
Total Collateral Held for
Securities Loaned
(cost $5,314,650) 5,314,650
Shares or
Principal
Amount Short-Term Investments 11.2% Value
Federal Home Loan Bank Discount
Notes
200,000 3.620%, 7/6/2026
g,h
199,880
200,000 3.600%, 7/15/2026
g,h
199,699
300,000 3.598%, 7/22/2026
g,h
299,338
4,200,000 3.620%, 7/24/2026
g,h
4,189,892
500,000 3.590%, 7/31/2026
g,h
498,446
100,000 3.590%, 8/7/2026
g,h
99,614
7,100,000 3.614%, 8/21/2026
g,h
7,062,465
2,300,000 3.620%, 8/26/2026
g,h
2,286,671
200,000 3.635%, 8/28/2026
g,h
198,800
1,000,000 3.629%, 9/4/2026
g,h
993,244
200,000 3.660%, 9/11/2026
g,h
198,506
400,000 3.710%, 9/23/2026
g,h
396,520
1,800,000 3.700%, 9/25/2026
g,h
1,783,970
Federal Home Loan Mortgage
Corporation Discount Notes
6,100,000 3.600%, 7/20/2026
g,h
6,087,766
State Street Institutional U.S.
Government Money Market
Fund
141,703,553 3.585%
g
141,703,553
Shares or
Principal
Amount Short-Term Investments  11.2% Value
Thrivent Core Short-Term Reserve
Fund
12,767,463 3.960% $ 127,674,624
Total Short-Term Investments
(cost $293,800,922) 293,872,988
Total Investments (cost
$1,919,188,703) 100.1% $2,640,793,117
Other Assets and Liabilities, Net
(0.1%) (1,574,408)
Total Net Assets 100.0% $2,639,218,709
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Private equity fund partnerships do not issue shares.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of June 30, 2026 was
$70,777,450 or 2.68% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 8,480,205
ASF IX, LP  3/18/2024 6,760,132
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,326,028
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 7,520,000
LCP X (Offshore), LP  10/25/2023 11,854,170
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 13,790,810
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Aggressive Allocation Portfolio as of June 30, 2026:
Securities Lending Transactions
Common Stock $ 4,873,259
Total lending $4,873,259
Gross amount payable upon return of
collateral for securities loaned $5,314,650
Net amounts due to counterparty $441,391

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 733,306,794
Gross unrealized depreciation (30,252,594)
Net unrealized appreciation (depreciation) $ 703,054,200
Cost for federal income tax purposes $ 1,936,988,780
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 99,656,495 98,198,181 1,458,314 –
Consumer Discretionary 127,135,691 127,135,691 – –
Consumer Staples 35,210,754 35,210,754 – –
Energy 41,917,597 41,917,597 – –
Financials 142,453,503 142,453,503 – –
Health Care 114,208,580 114,208,580 – –
Industrials 168,547,928 168,275,476 272,452 –
Information Technology 348,133,504 337,685,472 10,448,032 –
Materials 31,680,441 31,301,052 379,389 –
Real Estate 28,839,935 28,839,935 – –
Utilities 34,403,164 34,403,164 – –
Registered Investment Companies
U.S. Affiliated 928,954,870 928,954,870 – –
U.S. Unaffiliated 13,804,459 13,804,459 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 950,960 – 950,960 –
Mortgage-Backed Securities 35,564,316 – 35,564,316 –
U.S. Government & Agencies 35,230,340 – 35,230,340 –
Private Equity Funds
Secondary 70,777,450 – – 70,777,450
Short-Term Investments 166,198,364 141,703,553 24,494,811 –
Subtotal Investments in Securities $2,423,668,351 $2,244,092,287 $108,798,614 $70,777,450
Other Investments  * Total
Affiliated Short-Term Investments 127,674,624
U.S. Affiliated Registered Investment Cos. 84,135,492
Collateral Held for Securities Loaned 5,314,650
Subtotal Other Investments $217,124,766
Total Investments at Value $2,640,793,117
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,155,676 5,155,676 – –
Total Asset Derivatives $5,155,676 $5,155,676 $– $–
Liability Derivatives
Futures Contracts 5,905,813 5,270,528 635,285 –
Total Liability Derivatives $5,905,813 $5,270,528 $635,285 $–
Investments in
Securities
Beginning
Value
12/31/2025
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
06/30/2026
Private Equity Funds
 Secondary $61,364,272 $-  $6,095,861 $6,045,842 $(2,728,525)  $- $-  $70,777,450
Total  $61,364,272 $-   $6,095,861 $6,045,842 $(2,728,525)  $- $- $70,777,450
 Investments in Securities
Ending
Value  06/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $70,777,450
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $70,777,450

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling
$24,804,811 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 40 September 2026 $ 4,360,423 $ 35,202
CBOT 5-Yr. U.S. Treasury Note 10 September 2026 1,066,784 3,685
CME E-mini Russell 2000 Index 11 September 2026 1,631,960 43,120
CME E-mini S&P 500 Index 1,113 September 2026 415,102,789 4,957,323
CME E-mini S&P Mid-Cap 400 Index 4 September 2026 1,532,800 21,200
ICE mini MSCI EAFE Index 343 September 2026 53,846,749 95,146
Total Futures Long Contracts $ 477,541,505 $ 5,155,676
CME E-mini Russell 2000 Index (916) September 2026 ( $ 134,745,143) ( $ 4,743,337)
CME E-mini S&P Mid-Cap 400 Index (45) September 2026 (17,097,787) (384,713)
Eurex Euro STOXX 50 Index (285) September 2026 (20,098,204) (635,285)
ICE US mini MSCI Emerging Markets Index (118) September 2026 (10,225,592) (142,478)
Total Futures Short Contracts ( $ 182,166,726) ($5,905,813)
Total Futures Contracts $ 295,374,779 ($750,137)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 5,116,789
Total Equity Contracts 5,116,789
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 38,887
Total Interest Rate Contracts 38,887
Total Asset Derivatives $5,155,676
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,905,813
Total Equity Contracts 5,905,813
Total Liability Derivatives $5,905,813
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts ($4,426,566)
Total Return Swaps Net realized gains/(losses) on Swap agreements 43,539
Total Equity Contracts
(4,383,027)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (119,696)
Total Foreign Exchange Contracts (119,696)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (161,067)
Total Interest Rate Contracts
(161,067)
Total ($4,663,790)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $ 3,108,160
Total Equity Contracts 3,108,160
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 91,298
Total Interest Rate Contracts 91,298
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 136,267
Total Foreign Exchange Contracts 136,267
Total $3,335,725
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $455,665,688
Futures - Short (222,377,940)
Total Return Swaps - Long 10,549,077
Interest Rate Contracts
Futures - Long 6,627,313
Futures - Short (787,596)
Foreign Exchange Contracts
Futures - Long 28,381,863
Futures - Short (91,116)

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

00
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $ 64,957 $ – $ – $ 84,135 5,418 3.2%
Global Stock 110,560 9,901 – 122,811 7,415 4.7
International Equity 200,352 16,424 – 230,196 17,588 8.7
International Index 16,126 431 – 17,729 964 0.7
International Large Cap ETF
1
71,766 5,397 – 81,355 3,210 3.1
International Small Cap ETF – 2,200 – 2,155 94 0.1
Large Cap Value 143,222 5,830 – 161,943 6,068 6.1
Mid Cap Stock 129,232 16,230 13,000 139,989 6,694 5.3
Mid Cap Value ETF 45,144 – 6,980 46,664 2,593 1.8
Small Cap Stock 88,519 2,203 – 106,415 4,805 4.0
Small Cap Value ETF 16,016 – – 19,701 603 0.7
Total Affiliated Registered Investment
Companies 885,894 1,013,093 38.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 141,493 127,680 141,490 127,675 12,767 4.8
Total Affiliated Short-Term Investments 141,493 127,675 4.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 89,546 84,231 5,315 5,315 0.2
Total Collateral Held for Securities Loaned – 5,315 0.2
Total Value $1,027,387 $1,146,083
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $19,178 $ – $–
Global Stock – 2,350 7,929 1,971
International Equity – 13,420 10,405 6,019
International Index – 1,172 – 431
International Large Cap ETF
1
– 4,192 3,694 1,703
International Small Cap ETF – (45) – –
Large Cap Value – 12,891 3,916 1,914
Mid Cap Stock 35 7,492 15,249 981
Mid Cap Value ETF 990 7,510 – –
Small Cap Stock – 15,693 1,586 616
Small Cap Value ETF – 3,685 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% (8) – – 3,188
Total Income/Non Cash Income from Affiliated
Investments $16,823
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $1,017 $87,538 $42,779
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

All Cap Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 95.5% Value
Communications Services   7.9%
18,270 Alphabet, Inc., Class A $ 6,529,150
15,365 Alphabet, Inc., Class C 5,428,915
31,671 AT&T, Inc. 655,590
905 Liberty Global, Ltd., Class A
a
10,290
6,656 Meta Platforms, Inc. 3,749,258
7,787 Netflix, Inc.
a
555,992
1,428 ROBLOX Corporation
a
77,655
9,696 Walt Disney Company 933,240
Total 17,940,090
Consumer Discretionary   10.5%
32,435 ADT, Inc. 210,828
11,227 Airbnb, Inc.
a
1,606,584
30,722 Amazon.com, Inc.
a
7,322,281
6,565 Etsy, Inc.
a
494,541
3,822 Five Below, Inc.
a
687,157
2,162 Frontdoor, Inc.
a
167,750
8,922 Garrett Motion, Inc. 323,244
20,145 General Motors Company 1,552,777
8,154 Hasbro, Inc. 673,439
1,970 Hilton Worldwide Holdings, Inc. 651,006
3,318 Home Depot, Inc. 1,170,192
4,909 Laureate Education, Inc.
a
178,295
1,203 Monarch Casino & Resort, Inc. 158,327
12,203 O'Reilly Automotive, Inc.
a
1,123,774
8,258 Pattern Group, Inc.
a
208,019
8,886 Ross Stores, Inc. 1,891,385
2,985 Tapestry, Inc. 436,944
5,710 Tesla, Inc.
a
2,401,626
9,944 TJX Companies, Inc. 1,506,516
11,594 Viking Holdings, Ltd.
a
1,213,544
Total 23,978,229
Consumer Staples   2.1%
14,168 BellRing Brands, Inc.
a
183,334
30,268 Coca-Cola Company 2,459,880
3,025 Colgate-Palmolive Company 277,332
291 Costco Wholesale Corporation 272,222
12,793 Darling Ingredients, Inc.
a
698,754
3,624 Monster Beverage Corporation
a
348,339
67 Procter & Gamble Company 9,825
1,141 United Natural Foods, Inc.
a
52,109
4,853 Walmart, Inc. 549,651
Total 4,851,446
Energy   3.1%
23,969 Antero Midstream Corporation 545,295
11,640 Chevron Corporation 1,929,446
8,949 ConocoPhillips 930,338
6,650 Devon Energy Corporation 274,778
7,067 DHT Holdings, Inc. 116,817
2,622 EOG Resources, Inc. 340,152
6,475 Exxon Mobil Corporation 885,262
22,023 Kinder Morgan, Inc. 704,075
37,619 Permian Resources Corporation 692,566
5,835 Talos Energy, Inc.
a
75,330
3,206 TechnipFMC plc 212,558
3,237 Williams Companies, Inc. 240,639
Total 6,947,256
Financials   10.5%
1,083 Affiliated Managers Group, Inc. 366,487
558 American Express Company 188,744
Shares Common Stock  95.5% Value
Financials   10.5% - continued
1,831 American Financial Group, Inc. $ 256,230
828 Aon plc 274,639
8,496 Associated Banc-Corp 261,422
1,253 Banc of California, Inc. 25,599
17,499 Bank of America Corporation 997,093
3,464 Bank of New York Mellon
Corporation 500,929
3,687 Beacon Financial Corporation 112,269
4,855 Berkshire Hathaway, Inc.
a
2,429,394
31,743 BGC Group, Inc. 339,333
1,296 BlackRock, Inc. 1,246,182
6,416 Byline Bancorp, Inc. 241,627
886 Capital One Financial Corporation 177,749
964 Central Pacific Financial
Corporation 36,825
14,053 Charles Schwab Corporation 1,296,670
1,188 Chubb, Ltd. 404,799
4,025 Citigroup, Inc. 563,339
691 CNB Financial Corporation 23,294
2,648 Community Trust Bancorp, Inc. 191,609
1,393 ConnectOne Bancorp, Inc. 46,582
3,103 Customers Bancorp, Inc.
a
245,447
1,019 Enova International, Inc.
a
245,304
1,163 Financial Institutions, Inc. 45,322
1,525 First American Financial
Corporation 104,600
385 First Financial Corporation 29,814
30,048 Genworth Financial, Inc.
a
284,555
2,480 Goosehead Insurance, Inc.
a
120,280
548 Great Southern Bancorp, Inc. 42,969
3,751 Hanmi Financial Corporation 121,532
2,518 Hometrust Bancshares, Inc. 125,623
1,307 Independent Bank Corporation/MI 47,144
14,345 Intercontinental Exchange, Inc. 1,766,013
8,165 JPMorgan Chase & Company 2,672,649
2,209 Marsh & McLennan Companies,
Inc. 368,174
1,287 Mastercard, Inc. 661,003
985 Mercury General Corporation 105,021
7,183 MGIC Investment Corporation 202,561
7,629 Morgan Stanley 1,594,766
392 NBT Bancorp, Inc. 19,353
1,951 Neptune Insurance Holdings, Inc.
a
61,457
3,506 NMI Holdings, Inc.
a
144,062
1,749 OFG Bancorp 85,823
9,767 Old Second Bancorp, Inc. 227,766
2,237 Orrstown Financial Services, Inc. 91,337
5,433 Oscar Health, Inc.
a
154,949
306 PNC Financial Services Group,
Inc. 75,343
1,793 Reinsurance Group of America,
Inc. 381,281
214 S&P Global, Inc. 87,154
12,274 SEI Investments Company 1,076,553
4,568 Simmons First National
Corporation 103,465
473 SouthState Bank Corporation 47,253
846 StoneX Group, Inc.
a
100,251
678 TriCo Bancshares 36,510
8,543 Truist Financial Corporation 425,612
3,186 U.S. Bancorp 192,434
4,311 United Community Banks, Inc. 151,273
1,673 Universal Insurance Holdings, Inc. 69,195
2,049 Visa, Inc. 702,991
7,710 Wells Fargo & Company 637,154

All Cap Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  95.5% Value
Financials   10.5% - continued
1,588 WesBanco, Inc. $ 61,980
4,148 Zions Bancorp NA 287,000
Total 23,983,788
Health Care   8.7%
10,064 AbbVie, Inc. 2,532,505
6,493 Agilent Technologies, Inc. 862,465
21,897 Boston Scientific Corporation
a
934,564
4,387 Centene Corporation
a
281,601
4,101 CVS Health Corporation 424,248
1,892 Danaher Corporation 360,388
369 Edwards Lifesciences Corporation
a
33,380
482 Elevance Health, Inc. 186,404
1,814 Eli Lilly & Company 2,175,766
1,272 Insulet Corporation
a
193,662
3,260 Intuitive Surgical, Inc.
a
1,296,437
2,928 Janux Therapeutics, Inc.
a
44,974
2,763 Jazz Pharmaceuticals, Inc.
a
665,800
11,815 Johnson & Johnson 3,000,656
5,275 LivaNova plc
a
433,763
806 Medpace Holdings, Inc.
a
426,850
18,121 Medtronic plc 1,417,606
10,916 Neurocrine Biosciences, Inc.
a
1,839,728
13,627 Royalty Pharma plc 764,066
3,270 Stryker Corporation 1,029,527
297 Tenet Healthcare Corporation
a
55,563
1,988 UnitedHealth Group, Inc. 826,272
Total 19,786,225
Industrials   11.0%
4,706 3M Company 761,949
14,347 Allegheny Technologies, Inc.
a
2,827,794
4,144 AMETEK, Inc. 1,002,599
4,074 Automatic Data Processing, Inc. 912,372
809 Bloom Energy Corporation
a
244,884
2,120 Caterpillar, Inc. 2,257,588
4,718 Clean Harbors, Inc.
a
1,409,503
12,348 Copart, Inc.
a
348,090
22,126 CSX Corporation 1,051,649
721 Cummins, Inc. 514,224
1,422 Curtiss-Wright Corporation 1,077,535
1,005 ESCO Technologies, Inc. 351,790
499 Ferguson Enterprises, Inc. 118,428
4,058 Fluor Corporation
a
212,599
2,842 General Dynamics Corporation 1,006,750
7,895 General Electric Company 2,950,598
314 HEICO Corporation 80,984
83 Howmet Aerospace, Inc. 22,315
875 Innodata, Inc.
a
66,133
4,778 Johnson Controls International plc 698,114
2,087 Kirby Corporation
a
283,769
328 Mueller Industries, Inc. 40,321
3,510 NPK International, Inc.
a
55,844
833 NWPX Infrastructure, Inc.
a
124,900
1,217 Parker-Hannifin Corporation 1,190,372
1,230 RBC Bearings, Inc.
a
792,194
1,871 Republic Services, Inc. 398,673
13,251 RTX Corporation 2,514,112
252 Saia, Inc.
a
106,132
7,170 Toro Company 698,501
560 V2X, Inc.
a
41,754
77 Vicor Corporation
a
29,243
Shares Common Stock  95.5% Value
Industrials   11.0% - continued
2,137 Woodward, Inc. $ 909,165
Total 25,100,878
Information Technology   33.7%
2,919 Adobe, Inc.
a
598,453
4,694 Advanced Micro Devices, Inc.
a
2,726,792
8,238 Amphenol Corporation 1,452,524
5,417 Analog Devices, Inc. 2,151,470
46,970 Apple, Inc. 13,591,239
4,866 Applied Materials, Inc. 3,518,118
9,290 Arista Networks, Inc.
a
1,578,185
5,382 Autodesk, Inc.
a
1,046,369
12,690 Broadcom, Inc. 4,793,647
1,048 Cadence Design Systems, Inc.
a
393,335
3,270 Cisco Systems, Inc. 384,094
174 CrowdStrike Holdings, Inc.
a
132,786
5,831 DocuSign, Inc.
a
259,013
7,672 Flex, Ltd.
a
1,243,401
22,286 Fortinet, Inc.
a
3,423,575
17,170 Intel Corporation
a
2,397,447
4,014 Keysight Technologies, Inc.
a
1,405,181
651 Lam Research Corporation 282,098
4,714 Micron Technology, Inc. 5,441,323
17,945 Microsoft Corporation 6,693,844
1,688 Motorola Solutions, Inc. 701,010
76,733 NVIDIA Corporation 15,353,506
460 NXP Semiconductors NV 129,274
1,088 SanDisk Corporation
a
2,473,818
7,327 ServiceNow, Inc.
a
727,425
2,070 Snowflake, Inc.
a
526,815
1,157 Synopsys, Inc.
a
516,103
487 Teradyne, Inc. 235,630
8,114 Texas Instruments, Inc. 2,418,540
Total 76,595,015
Materials   3.1%
1,144 Air Products and Chemicals, Inc. 335,398
6,549 Alcoa Corporation 341,465
1,348 Balchem Corporation 227,745
1,035 Century Aluminum Company
a
47,620
33,217 Constellium SE
a
1,058,626
4,254 Ecolab, Inc. 1,185,207
8,119 Ecovyst, Inc.
a
101,081
8,646 Freeport-McMoRan, Inc. 543,747
233 Kaiser Aluminum Corporation 45,582
4,577 Linde plc 2,375,188
6,699 Newmont Corporation 625,687
1,863 Perimeter Solutions, Inc.
a
66,416
1,421 SSR Mining, Inc.
a
40,186
Total 6,993,948
Real Estate   2.7%
4,795 EPR Properties 278,158
651 Equinix, Inc. 678,596
37,049 Essential Properties Realty Trust,
Inc. 1,105,913
24,291 Fermi, Inc.
a
222,505
1,297 Getty Realty Corporation 43,268
2,628 Innovative Industrial Properties,
Inc. 162,883
3,120 Iron Mountain, Inc. 394,087
4,097 Jones Lang LaSalle, Inc.
a
1,269,865
4,350 Medical Properties Trust, Inc. 20,097
13,697 Millrose Properties, Inc. 411,595

All Cap Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  95.5% Value
Real Estate   2.7% - continued
6,356 NetSTREIT Corporation $ 134,302
16,031 Sabra Health Care REIT, Inc. 312,765
29,842 Tanger, Inc. 1,177,864
Total 6,211,898
Utilities   2.2%
962 American States Water Company 79,490
25,387 Edison International 1,890,062
1,622 Eversource Energy 117,222
28,132 PG&E Corporation 473,180
18,411 Portland General Electric
Company 954,242
42,066 UGI Corporation 1,452,960
454 Unitil Corporation 23,921
Total 4,991,077
Total Common Stock
(cost $153,369,247) 217,379,850
Shares
Registered Investment
Companies   4.1% Value
U.S. Unaffiliated   4.1%
145,400 Roundhill Magnificent Seven ETF 9,349,220
Total 9,349,220
Total Registered Investment
Companies (cost $9,652,234) 9,349,220
Shares or
Principal
Amount Short-Term Investments 0.4% Value
Federal Home Loan Bank Discount
Notes
100,000 3.625%, 7/31/2026
b,c
99,689
100,000 3.635%, 8/28/2026
b,c
99,400
200,000 3.710%, 9/23/2026
b,c
198,260
State Street Institutional U.S.
Government Money Market
Fund
371,955 3.585%
b
371,955
Total Short-Term Investments
(cost $769,336) 769,304
Total Investments (cost
$163,790,817) 100.0% $227,498,374
Other Assets and Liabilities, Net
<0.1% 105,710
Total Net Assets 100.0% $227,604,084
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 68,644,561
Gross unrealized depreciation (5,426,347)
Net unrealized appreciation (depreciation) $ 63,218,214
Cost for federal income tax purposes $ 164,312,625

All Cap Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 17,940,090 17,940,090 – –
Consumer Discretionary 23,978,229 23,978,229 – –
Consumer Staples 4,851,446 4,851,446 – –
Energy 6,947,256 6,947,256 – –
Financials 23,983,788 23,983,788 – –
Health Care 19,786,225 19,786,225 – –
Industrials 25,100,878 25,100,878 – –
Information Technology 76,595,015 76,595,015 – –
Materials 6,993,948 6,993,948 – –
Real Estate 6,211,898 6,211,898 – –
Utilities 4,991,077 4,991,077 – –
Registered Investment Companies
U.S. Unaffiliated 9,349,220 9,349,220 – –
Short-Term Investments 769,304 371,955 397,349 –
Subtotal Investments in Securities $227,498,374 $227,101,025 $397,349 $–
Total Investments at Value $227,498,374
The following table is a summary of the inputs used, as of June 30, 2026, in valuing All Cap Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 32,465 32,465 – –
Total Asset Derivatives $32,465 $32,465 $– $–
The following table presents All Cap Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $397,349 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 12 September 2026 $ 4,496,485 $ 32,465
Total Futures Long Contracts $ 4,496,485 $ 32,465
Total Futures Contracts $ 4,496,485 $32,465
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for All Cap Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 32,465
Total Equity Contracts 32,465
Total Asset Derivatives $32,465
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

All Cap Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for All
Cap Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $79,049
Total Equity Contracts
79,049
Total $79,049
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for All Cap Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $153,457
Total Equity Contracts 153,457
Total $153,457
The following table presents All Cap Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $6,850,947
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $5,176 $25,346 $30,522 $– – –%
Total Collateral Held for Securities Loaned 5,176 – –
Total Value $5,176 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $– $–

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 47.7% Value
Asset-Backed Securities   5.9%
522 Funding CLO, Ltd.
$ 725,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 723,269
Anchorage Capital CLO 20, Ltd.
150,000
6.875%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
150,029
Anchorage Capital CLO 21, Ltd.
875,000
5.575%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
875,000
Avis Budget Rental Car Funding
AESOP, LLC
550,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
551,550
500,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
488,943
Balboa Bay Loan Funding, Ltd.
500,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
499,998
675,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
673,484
Barings CLO, Ltd.
650,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
650,331
Battalion CLO XI, Ltd.
850,000
5.617%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
838,203
Battalion CLO XIV, Ltd.
1,075,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,073,020
Battalion CLO XXI, Ltd.
1,300,000
5.673%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
1,300,078
Capital Four US CLO V, Ltd.
1,050,000
5.630%,  (TSFR3M +
1.900%), 7/15/2037, Ser.
2026-5A, Class C
a,b,c
1,050,000
Columbia Cent CLO 33, Ltd.
800,000
5.568%,  (TSFR3M +
1.950%), 4/20/2037, Ser.
2024-33A, Class CR
a,b
800,479
Dryden 72 CLO, Ltd.
650,000
5.301%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
650,387
FirstLight Issuer, LLC
900,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
a,c
903,555
Hertz Vehicle Financing III, LLC
875,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
875,169
500,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
487,921
Principal
Amount Long-Term Fixed Income  47.7% Value
Asset-Backed Securities   5.9% - continued
Hotwire Funding, LLC
$ 1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
$ 1,009,325
HPS Loan Management, Ltd.
700,000
5.439%,  (TSFR3M +
1.800%), 4/15/2037, Ser.
2024-19A, Class CR
a,b
700,988
Kennedy Lewis CLO 3, Ltd.
650,000
5.075%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
647,720
LCM 41, Ltd.
1,400,000
7.273%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
1,342,863
LEDN Issuer Trust
450,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
447,798
Lightpath Fiber Issuer, LLC
1,000,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
998,616
Marathon CLO, Ltd.
600,000
5.223%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
600,038
MetroNet Infrastructure Issuer, LLC
800,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
802,158
325,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
323,584
Octagon Investment Partners 50,
Ltd.
1,500,000
5.673%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
1,497,201
Pagaya AI Debt Grantor Trust
144,855
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
145,095
500,000
5.241%,  12/15/2033, Ser.
2026-3, Class A2
a
499,643
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
146,113
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
146,201
Palmer Square Loan Funding, Ltd.
900,000
5.523%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
894,894
250,000
5.173%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,706
525,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
520,776
950,000
5.394%,  (TSFR3M +
1.700%), 7/15/2034, Ser.
2026-1A, Class B
a,b
951,420
Park Blue CLO, Ltd.
450,000
5.855%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
450,725

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.7% Value
Asset-Backed Securities   5.9% - continued
PPM CLO 3, Ltd.
$ 400,000
5.730%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
$ 400,158
RFS Asset Securitization V, LLC
800,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
800,607
Rockford Tower CLO, Ltd.
1,075,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,075,525
Sculptor CLO XXVIII, Ltd.
650,000
5.625%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
650,157
Signal Peak CLO 1, Ltd.
250,000
5.630%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
249,591
Sixth Street CLO XI, Ltd.
1,000,000
5.504%,  (TSFR3M +
1.850%), 4/25/2037, Ser.
2018-11A, Class CR2
a,b
1,004,901
Sunnova Hestia II Issuer, LLC
661,351
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
635,551
Symphony CLO XX, Ltd.
700,000
6.680%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
701,878
TCW CLO, Ltd.
750,000
5.467%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
750,187
Veros Auto Receivables Trust
241,262
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
241,762
Zayo Issuer, LLC
775,000
5.546%,  4/20/2056, Ser.
2026-1A, Class A2
a
775,439
975,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
965,590
Total 33,071,513
Basic Materials <0.1%
FMC Corporation
88,000 8.450%,  11/1/2055
b
64,091
Peabody Energy Corporation,
Convertible
83,000 0.500%,  6/1/2031
a
76,319
Total 140,410
Capital Goods   0.4%
Array Technologies, Inc.,
Convertible
80,000 1.000%,  12/1/2028 74,144
15,000 2.875%,  7/1/2031
a
18,688
105,000 2.875%,  7/1/2031
a
130,819
BWX Technologies, Inc.,
Convertible
435,000 Zero Coupon,  11/1/2030
a
445,440
Principal
Amount Long-Term Fixed Income  47.7% Value
Capital Goods   0.4% - continued
Fluor Corporation, Convertible
$ 242,000 1.125%,  8/15/2029 $ 320,166
Granite Construction, Inc.,
Convertible
157,000 3.250%,  6/15/2030 328,444
Greenbrier Companies, Inc.,
Convertible
154,000 2.875%,  4/15/2028
e
175,776
JBT Marel Corporation,
Convertible
245,000 0.375%,  9/15/2030
a
247,561
Mirion Technologies, Inc.,
Convertible
132,000 0.250%,  6/1/2030
a
140,514
120,000 Zero Coupon,  10/1/2031
a
112,944
Patrick Industries, Inc., Convertible
122,000 1.750%,  12/1/2028 180,239
Total 2,174,735
Collateralized Mortgage Obligations   9.8%
A&D Mortgage Trust
142,737
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,f
143,457
ACRA Trust
300,367
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,f
300,347
Alternative Loan Trust
338,695
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 167,039
Archwest Mortgage Trust
550,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,f
548,851
Banc of America Alternative Loan
Trust
569,607
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 511,563
Banc of America Mortgage
Securities Trust
178,632
5.591%,  9/25/2035, Ser.
2005-H, Class 3A1
b
171,199
Bear Stearns ARM Trust
15,698
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
15,173
Bellemeade Re, Ltd.
315,000
6.128%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
316,267
BRAVO Residential Funding Trust
618,470
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,f
611,759
Builder Circle Mortgage Trust
725,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a
728,625
CFST Mortgage Trust
300,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,f
301,012
CHNGE Mortgage Trust
729,724
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
712,098
284,250
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,f
283,347

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.7% Value
Collateralized Mortgage Obligations   9.8% -
continued
$ 369,471
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,f
$ 368,304
161,750
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,f
161,239
CIM Trust
616,508
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,f
614,522
Citigroup Mortgage Loan Trust,
Inc.
189,128
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 186,808
44,331
6.202%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
45,160
555,517
4.923%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
502,828
COLT Mortgage Loan Trust
508,056
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,f
508,888
Countrywide Alternative Loan Trust
266,276
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 216,916
101,795
3.903%,  10/25/2035, Ser.
2005-43, Class 1A1
b
92,447
157,746
4.125%,  10/25/2035, Ser.
2005-43, Class 4A1
b
137,616
154,577
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 120,644
CSMC Trust
307,977
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
266,308
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
415,886
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 368,632
Federal Home Loan Mortgage
Corporation - REMIC
890,730
4.000%,  1/25/2051, Ser.
5249, Class LA 874,942
1,050,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,037,896
2,150,022
1.500%,  3/25/2051, Ser.
5092, Class IC
g
185,225
850,000
5.250%,  3/25/2055, Ser.
5519, Class CL 836,267
700,000
5.000%,  5/25/2055, Ser.
5537, Class KM 680,036
748,657
7.628%,  (SOFR30A +
4.000%), 7/25/2026, Ser.
5567, Class MB
b
762,031
642,886
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 534,352
3,645,533
1.500%,  12/25/2050, Ser.
5107, Class IO
g
347,490
1,554,167
2.000%,  12/25/2050, Ser.
5051, Class WI
g
201,350
33,168
3.000%,  5/15/2027, Ser.
4046, Class GI
g
180
113,689
3.000%,  7/15/2027, Ser.
4074, Class IO
g
1,236
97,549
3.000%,  7/15/2027, Ser.
4084, Class NI
g
1,011
38,351
2.500%,  2/15/2028, Ser.
4162, Class AI
g
414
Principal
Amount Long-Term Fixed Income  47.7% Value
Collateralized Mortgage Obligations   9.8% -
continued
$ 109,526
2.500%,  2/15/2028, Ser.
4161, Class UI
g
$ 1,269
202,775
2.500%,  3/15/2028, Ser.
4177, Class EI
g
2,893
559,220
3.500%,  10/15/2032, Ser.
4119, Class KI
g
37,017
311,141
3.000%,  2/15/2033, Ser.
4170, Class IG
g
16,944
368,365
3.000%,  4/15/2033, Ser.
4203, Class DI
g
11,852
655,426
5.500%,  1/25/2046, Ser.
5617, Class AZ 648,068
Federal Home Loan Mortgage
Corporation STRIPS
835,819
3.500%,  8/15/2035, Ser.
345, Class C8
g
70,877
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 986,917
1,200,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,165,643
1,075,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 1,071,647
650,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 629,306
669,952
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 638,826
1,088,232
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
143,715
136,447
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
1,146
55,289
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
366
97,844
3.500%,  9/25/2027, Ser.
2012-98, Class YI
g
922
296,557
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
3,090
169,313
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
1,493
72,969
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
730
152,389
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
1,233
138,625
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
1,824
57,097
3.000%,  4/25/2028, Ser.
2013-30, Class DI
g
846
511,801
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
31,790
First Horizon Alternative Mortgage
Securities Trust
83,379
5.471%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
81,973
74,489
5.004%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
70,346
Flagstar Mortgage Trust
275,517
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
247,983
GCAT Trust
675,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
668,361
594,905
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
557,559

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.7% Value
Collateralized Mortgage Obligations   9.8% -
continued
$ 186,014
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
$ 188,964
GMAC Mortgage Corporation
Loan Trust
286,650
3.851%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
252,070
GS Mortgage-Backed Securities
Trust
427,560
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
426,477
Home Re, Ltd.
537,137
8.228%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
547,592
HTAP Issuer Trust
376,745
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
374,907
791,206
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
787,501
IndyMac IMJA Mortgage Loan
Trust
564,005
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 208,861
J.P. Morgan Mortgage Trust
395,470
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
338,809
357,875
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,f
354,170
384,892
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
380,551
49,987
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 51,740
208,128
4.942%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
136,497
LHOME Mortgage Trust
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,f
500,599
Merrill Lynch Alternative Note
Asset Trust
501,694
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 149,107
MFA Trust
396,410
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,f
397,003
Morgan Stanley Residential
Mortgage Loan Trust
858,677
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,f
853,573
626,283
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,f
623,183
MortgageIT Securities Corporation
Mortgage Loan Trust
993,384
4.223%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
882,124
PMT Loan Trust
671,973
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
682,630
800,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
791,760
Point Securitization Trust
599,346
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
600,567
Principal
Amount Long-Term Fixed Income  47.7% Value
Collateralized Mortgage Obligations   9.8% -
continued
PRET, LLC
$ 292,556
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,f
$ 290,268
835,139
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,f
835,299
692,582
5.693%,  5/25/2056, Ser.
2026-NPL6, Class A1
a,f
691,966
625,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,f
625,586
PRKCM Trust
425,320
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
423,958
400,032
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,f
401,008
PRPM Trust
680,000
6.124%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
676,711
900,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
904,530
PRPM, LLC
551,183
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,f
542,853
550,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,f
526,990
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,f
617,222
900,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,f
836,459
825,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,f
815,292
409,478
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,f
409,692
500,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,f
500,575
214,684
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,f
214,607
423,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,f
421,163
RCO IX Mortgage, LLC
164,551
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,f
164,546
484,252
5.765%,  5/25/2031, Ser.
2026-2, Class A1
a,f
483,416
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
f
368,086
Residential Accredit Loans, Inc.
Trust
225,493
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 200,763
166,367
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 137,630
167,341
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 142,560
Residential Asset Securitization
Trust
248,368
4.269%,  1/25/2034, Ser.
2004-IP1, Class A1
b
238,005
Residential Funding Mortgage
Security I Trust
407,296
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 330,246

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.7% Value
Collateralized Mortgage Obligations   9.8% -
continued
Roc Mortgage Trust
$ 800,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,f
$ 800,581
Saluda Grade Alternative
Mortgage Trust
1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,f
1,198,623
Saxon Asset Securities Trust
399,056
2.735%,  8/25/2035, Ser.
2004-2, Class MF2
b
365,550
Sequoia Mortgage Trust
600,000
5.915%,  3/25/2054, Ser.
2024-2, Class A13
a,b
601,274
900,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
853,056
550,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
524,748
279,608
3.437%,  9/20/2046, Ser.
2007-1, Class 4A1
b
181,579
Splitero Trust
750,000
5.750%,  6/25/2056, Ser.
2026-1, Class A1
a,f
741,434
Structured Adjustable Rate
Mortgage Loan Trust
98,269
4.486%,  7/25/2035, Ser.
2005-15, Class 4A1
b
86,719
Triangle Re, Ltd.
163,189
7.028%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
163,823
Unlock HEA Trust
817,104
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
815,654
701,286
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
698,638
369,974
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
369,045
Velocity Commercial Capital Loan
Trust
309,788
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
313,467
240,365
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
242,067
367,362
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
373,613
Verus Securitization Trust
807,037
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,f
807,949
603,613
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
535,766
VOLT C, LLC
1,459,247
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,460,084
VOLT CVI, LLC
305,685
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
306,092
Vontive Mortgage Trust
850,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,f
855,433
Principal
Amount Long-Term Fixed Income  47.7% Value
Collateralized Mortgage Obligations   9.8% -
continued
WaMu Mortgage Pass-Through
Certificates
$ 62,605
5.767%,  5/25/2033, Ser.
2003-AR4, Class A7
b
$ 62,585
Washington Mutual Mortgage
Pass-Through Certificates
213,139
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 186,762
Total 54,830,773
Commercial Mortgage-Backed Securities   0.6%
AMSR Trust
800,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
753,871
BANK
4,578,822
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
204,459
650,000
4.450%,  5/15/2061, Ser.
2018-BN12, Class AS
b
630,460
BBCMS Mortgage Trust
3,960,753
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
226,354
400,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
401,619
PFP, Ltd.
900,000
4.970%,  (TSFR1M +
1.320%), 12/18/2043, Ser.
2026-14, Class A
a,b
899,720
Total 3,116,483
Communications Services   0.2%
Bell Telephone Company of
Canada
93,000 7.000%,  9/15/2055
b
96,101
Cable One, Inc., Convertible
76,000 1.125%,  3/15/2028 49,400
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,811
93,000 7.125%,  4/15/2055
b
95,549
Snap, Inc., Convertible
96,000 0.125%,  3/1/2028 88,205
310,000 0.500%,  5/1/2030 252,185
TELUS Corporation
60,000 6.625%,  10/15/2055
b
60,835
Verizon Communications, Inc.
125,000 6.200%,  5/14/2056
b
126,373
Vodafone Group plc
240,000 7.000%,  4/4/2079
b
248,892
Total 1,067,351
Consumer Cyclical   0.4%
Burlington Stores, Inc., Convertible
83,000 1.250%,  12/15/2027 132,095
Compass, Inc., Convertible
326,000 0.250%,  4/15/2031
a
354,036
Cracker Barrel Old Country Store,
Inc., Convertible
26,000 1.750%,  9/15/2030 26,512

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.7% Value
Consumer Cyclical   0.4% - continued
DraftKings Holdings, Inc.,
Convertible
$ 466,000 Zero Coupon,  3/15/2028 $ 432,823
EZCORP, Inc., Convertible
95,000 3.750%,  12/15/2029
a
298,572
General Motors Financial
Company, Inc.
42,000 5.750%,  9/30/2027
b,h
41,965
31,000 5.700%,  9/30/2030
b,h
30,994
Live Nation Entertainment, Inc.,
Convertible
120,000 3.125%,  1/15/2029 213,780
104,000 2.875%,  1/15/2030 124,124
148,000 2.875%,  10/15/2031
a
163,081
Marriott Vacations Worldwide
Corporation, Convertible
191,000 3.250%,  12/15/2027 187,371
Meritage Homes Corporation,
Convertible
37,000 1.750%,  5/15/2028 38,129
Uber Technologies, Inc.,
Convertible
117,000 Zero Coupon,  5/15/2028 135,041
166,000 0.875%,  12/1/2028 198,536
Wayfair, Inc., Convertible
75,000 3.250%,  9/15/2027 112,538
Total 2,489,597
Consumer Non-Cyclical   0.4%
Chefs' Warehouse, Inc.,
Convertible
94,000 2.375%,  12/15/2028 209,911
CVS Health Corporation
102,000 6.750%,  12/10/2054
b
106,268
Envista Holdings Corporation,
Convertible
44,000 1.750%,  8/15/2028 44,026
Integer Holdings Corporation,
Convertible
67,000 2.125%,  2/15/2028 81,572
415,000 1.875%,  3/15/2030 400,994
Jazz Investments I, Ltd.,
Convertible
278,000 3.125%,  9/15/2030 473,712
LCI Industries, Convertible
215,000 3.000%,  3/1/2030
e
240,263
Post Holdings, Inc., Convertible
161,000 2.500%,  8/15/2027 166,635
Spectrum Brands, Inc.,
Convertible
121,000 3.375%,  6/1/2029 125,804
Winnebago Industries, Inc.,
Convertible
119,000 3.250%,  1/15/2030 110,373
Zoetis, Inc., Convertible
186,000 0.250%,  6/15/2029
a
168,801
Total 2,128,359
Energy   0.4%
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,h
163,105
177,000 6.450%,  12/1/2033
b,h
183,743
Principal
Amount Long-Term Fixed Income  47.7% Value
Energy   0.4% - continued
Crescent Energy Company,
Convertible
$ 274,000 2.750%,  3/15/2031
a
$ 269,479
Enbridge, Inc.
140,000 7.375%,  1/15/2083
b
143,341
182,000 7.625%,  1/15/2083
b
197,017
Energy Transfer, LP
107,000 8.000%,  5/15/2054
b
113,587
54,000 7.125%,  5/15/2030
b,h
55,718
Northern Oil and Gas, Inc.,
Convertible
282,000 3.625%,  4/15/2029 269,479
Phillips 66 Company
76,000 6.200%,  3/15/2056
b
76,332
TransCanada PipeLines, Ltd.
110,000 6.375%,  10/17/2056
b,e
111,277
TransCanada Trust
133,000 5.875%,  8/15/2076
b
133,118
UGI Corporation, Convertible
62,000 5.000%,  6/1/2028 82,962
Venture Global LNG, Inc.
160,000 9.000%,  9/30/2029
a,b,h
156,211
Total 1,955,369
Financials   1.5%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.950%,  3/10/2055
b
155,279
American Express Company
190,000 3.550%,  9/15/2026
b,h
189,172
Bank of America Corporation
165,000 6.125%,  4/27/2027
b,h
166,466
Bank of New York Mellon
Corporation
150,000 5.950%,  12/20/2030
b,h
150,513
Bank of Nova Scotia
118,000 6.875%,  10/27/2085
b
119,397
Boston Properties, LP, Convertible
93,000 2.000%,  10/1/2030
a
89,931
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,e,h
109,659
Charles Schwab Corporation
260,000 6.100%,  6/1/2031
b,h
260,057
CHL Mortgage Pass-Through Trust
14,487
6.057%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
14,994
538,647
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 214,322
Citigroup, Inc.
96,000 7.625%,  11/15/2028
b,h
99,748
107,000 7.125%,  8/15/2029
b,h
109,470
94,000 6.950%,  2/15/2030
b,h
96,164
130,000 7.000%,  8/15/2034
b,e,h
135,605
158,000 6.625%,  12/29/2049
b
160,970
130,000 6.875%,  12/29/2049
b
133,135
Citizens Financial Group, Inc.
115,000 4.000%,  10/6/2026
b,h
114,174
Coinbase Global, Inc., Convertible
155,000 Zero Coupon,  10/1/2029
a
133,378
158,000 0.250%,  4/1/2030 141,568
210,000 Zero Coupon,  10/1/2032
a
162,960

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.7% Value
Financials   1.5% - continued
COPT Defense Properties, LP,
Convertible
$ 33,000 5.250%,  9/15/2028
a
$ 42,140
Core Scientific, Inc., Convertible
46,000 3.000%,  9/1/2029
a
113,454
67,000 Zero Coupon,  6/15/2031
a
94,169
Corebridge Financial, Inc.
66,000 6.375%,  9/15/2054
b
65,522
71,000 6.875%,  12/15/2052
b
72,029
Countrywide Home Loan
Mortgage Pass Through Trust
184,524
4.621%,  11/25/2035, Ser.
2005-22, Class 2A1
b
151,754
Credit Suisse Group AG
110,000 7.250%,  N/A
*,i
26,400
110,000 7.500%,  N/A
*,i
26,400
Dai-ichi Life Insurance Company,
Ltd.
90,000 6.200%,  1/16/2035
a,b,h
91,716
Digital Realty Trust, LP, Convertible
119,000 1.875%,  11/15/2029
a
127,509
Encore Capital Group, Inc.,
Convertible
110,000 4.000%,  3/15/2029 167,954
Federal Realty OP, LP, Convertible
53,000 3.250%,  1/15/2029
a
58,353
Goldman Sachs Group, Inc.
124,000 3.650%,  8/10/2026
b,h
123,812
98,000 6.125%,  11/10/2034
b,e,h
98,228
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
37,000 3.750%,  8/15/2028
a,e
54,982
Healthcare Realty Holdings, LP,
Convertible
67,000 3.000%,  1/15/2032
a
68,575
Hercules Capital, Inc., Convertible
14,000 4.750%,  9/1/2028
a
13,671
Huntington Bancshares, Inc./OH
105,000 4.450%,  10/15/2027
b,h
103,423
Huntington Bank Auto Credit-
Linked Notes
103,720
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
104,157
JPMorgan Chase & Company
101,000 6.500%,  4/1/2030
b,h
103,425
Kimco Realty OP, LLC, Convertible
54,000 3.500%,  6/15/2031
a
54,918
Kite Realty Group, LP, Convertible
11,000 0.750%,  4/1/2027
a
13,462
Lincoln National Corporation
74,000
6.268%,  (TSFR3M +
2.619%), 8/17/2026
b
64,555
M&T Bank Corporation
290,000 3.500%,  9/1/2026
b,h
287,813
MetLife, Inc.
96,000 6.350%,  3/15/2055
b
98,392
115,000 5.875%,  3/15/2028
b,h
115,318
137,000 6.400%,  12/15/2036 139,587
Nippon Life Insurance Company
225,000 5.950%,  4/16/2054
a,b
228,313
Principal
Amount Long-Term Fixed Income  47.7% Value
Financials   1.5% - continued
Pebblebrook Hotel Trust,
Convertible
$ 25,000 1.750%,  12/15/2026 $ 24,765
153,000 1.625%,  1/15/2030
a,e
205,020
PNC Financial Services Group,
Inc.
131,000 6.200%,  9/15/2027
b,h
132,825
140,000 6.250%,  3/15/2030
b,h
143,114
Provident Financing Trust I
72,000 7.405%,  3/15/2038 74,085
Prudential Financial, Inc.
138,000 6.750%,  3/1/2053
b
145,196
80,000 6.250%,  6/15/2056
b
80,177
85,000 3.700%,  10/1/2050
b
78,788
Realty Income Corporation,
Convertible
84,000 3.500%,  1/15/2029
a
86,310
Rexford Industrial Realty, LP,
Convertible
63,000 4.375%,  3/15/2027
a
62,622
38,000 4.125%,  3/15/2029
a
37,316
Royal Bank of Canada
90,000 6.750%,  8/24/2085
b
91,545
Shift4 Payments, Inc., Convertible
266,000 0.500%,  8/1/2027 253,365
Starwood Property Trust, Inc.,
Convertible
155,000 6.750%,  7/15/2027 156,705
State Street Corporation
88,000 6.700%,  3/15/2029
b,e,h
91,010
Sumisho Air Lease Corporation
180,000 8.256%,  9/15/2026
b,h
180,876
Sumitomo Life Insurance Company
170,000 3.375%,  4/15/2081
a,b
155,403
Tanger Properties, LP, Convertible
27,000 2.375%,  1/15/2031
a,e
28,944
Terawulf, Inc., Convertible
28,000 2.750%,  2/1/2030
a
85,613
40,000 1.000%,  9/1/2031
a
85,536
38,000 Zero Coupon,  5/1/2032
a
56,238
Truist Financial Corporation
87,000 5.100%,  3/1/2030
b,h
86,862
85,000 6.250%,  6/15/2031
b,h
85,021
Wells Fargo & Company
180,000 7.625%,  9/15/2028
b,h
189,381
Welltower OP, LLC, Convertible
101,000 2.750%,  5/15/2028
a
238,865
78,000 3.125%,  7/15/2029
a
139,815
Total 8,462,390
Mortgage-Backed Securities   19.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
282,284 2.000%,  1/1/2052 229,000
130,288 6.000%,  1/1/2055 136,306
3,135,050 2.500%,  5/1/2051 2,657,140
3,305,802 3.500%,  5/1/2052 3,024,011
2,071,883 4.000%,  5/1/2052 1,954,055
4,206,968 5.000%,  7/1/2053 4,177,485
4,637,369 5.500%,  7/1/2053 4,697,542
266,800 5.000%,  8/1/2053 265,659

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.7% Value
Mortgage-Backed Securities   19.1% -
continued
$ 993,511 5.500%,  9/1/2053 $ 1,012,564
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,465,063 2.500%,  7/1/2030 1,415,769
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,312,648 3.500%,  5/1/2040 2,187,334
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,839,061 3.000%,  1/1/2052 4,258,304
652,252 2.000%,  2/1/2051 529,135
412,454 2.000%,  2/1/2051 334,600
2,540,515 2.500%,  2/1/2051 2,168,428
3,113,273 2.500%,  2/1/2051 2,611,400
3,458,944 2.000%,  3/1/2051 2,785,824
3,158,077 4.000%,  3/1/2051 2,990,483
5,394,181 3.000%,  3/1/2052 4,750,803
4,586,616 2.000%,  4/1/2051 3,696,891
2,116,900 3.000%,  4/1/2051 1,849,825
1,919,158 5.500%,  4/1/2054 1,955,966
779,949 2.000%,  5/1/2051 629,431
1,822,003 3.000%,  5/1/2051 1,627,667
1,922,361 3.000%,  6/1/2050 1,724,137
913,420 4.000%,  6/1/2052 857,643
2,515,908 5.000%,  6/1/2053 2,501,686
4,293,695 2.500%,  7/1/2051 3,679,179
2,089,134 3.500%,  7/1/2051 1,917,261
922,149 2.500%,  8/1/2050 788,749
3,953,493 3.500%,  8/1/2050 3,641,262
3,800,105 3.500%,  8/1/2052 3,453,002
2,274,431 4.500%,  8/1/2052 2,191,139
3,294,578 4.500%,  8/1/2052 3,176,946
384,666 5.000%,  8/1/2053 382,372
1,096,759 3.500%,  9/1/2052 1,002,869
2,912,740 3.500%,  9/1/2052 2,672,183
312,027 5.000%,  9/1/2052 309,409
2,460,139 4.500%,  9/1/2053 2,374,149
656,676 4.500%,  9/1/2053 635,677
3,487,567 4.000%,  10/1/2052 3,290,171
770,273 2.000%,  11/1/2051 624,860
1,416,482 3.500%,  11/1/2052 1,299,933
3,120,316 2.000%,  12/1/2050 2,532,497
10,100,514 4.500%,  12/1/2052 9,785,583
275,000 5.000%,  7/1/2041
c
270,188
2,750,000 6.000%,  8/1/2041
c
2,802,268
250,000 4.000%,  7/1/2049
c
233,632
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,746,385 3.500%,  7/1/2061 1,565,316
1,825,199 4.000%,  12/1/2061 1,684,774
Total 107,342,507
Technology   1.1%
Akamai Technologies, Inc.,
Convertible
59,000 0.375%,  9/1/2027 70,702
62,000 1.125%,  2/15/2029 73,739
79,000 Zero Coupon,  5/15/2030
a
74,292
74,000 Zero Coupon,  5/15/2032
a
68,034
Principal
Amount Long-Term Fixed Income  47.7% Value
Technology   1.1% - continued
$ 109,000 0.250%,  5/15/2033 $ 158,949
Amkor Technology, Inc.,
Convertible
394,000 Zero Coupon,  7/15/2031
a
469,568
Applied Digital Corporation,
Convertible
54,000 2.750%,  6/1/2030 214,999
Avnet, Inc., Convertible
65,000 1.750%,  9/1/2030
a
90,935
Block, Inc., Convertible
34,000 0.250%,  11/1/2027 32,215
Ciena Corporation, Convertible
434,000 Zero Coupon,  9/15/2031
a
456,785
CoreWeave, Inc., Convertible
77,000 1.750%,  12/1/2031
a
91,730
120,000 1.750%,  10/1/2032
a
132,096
Euronet Worldwide, Inc.,
Convertible
94,000 0.625%,  10/1/2030
a
84,595
Global Payments, Inc., Convertible
186,000 1.500%,  3/1/2031 166,935
InterDigital, Inc., Convertible
36,000 3.500%,  6/1/2027 131,706
Lumentum Holdings, Inc.,
Convertible
33,000 0.500%,  6/15/2028 215,308
55,000 0.375%,  3/15/2032
a
253,688
Microchip Technology, Inc.,
Convertible
94,000 Zero Coupon,  2/15/2030
a
108,196
72,000 0.750%,  6/1/2030
e
79,156
MKS, Inc., Convertible
181,000 1.250%,  6/1/2030 532,785
ON Semiconductor Corporation,
Convertible
78,000 Zero Coupon,  5/1/2027 141,866
112,000 0.500%,  3/1/2029 134,960
136,000 Zero Coupon,  5/1/2031
a
135,184
Progress Software Corporation,
Convertible
219,000 3.500%,  3/1/2030 209,399
Semtech Corporation, Convertible
42,000 1.625%,  11/1/2027 181,356
152,000 Zero Coupon,  10/15/2030
a
278,996
Synaptics, Inc., Convertible
192,000 0.750%,  12/1/2031
e
284,987
Viavi Solutions, Inc., Convertible
101,000 0.625%,  3/1/2031
a
358,999
Vishay Intertechnology, Inc.,
Convertible
211,000 2.250%,  9/15/2030
e
418,624
Western Digital Corporation,
Convertible
26,000 3.000%,  11/15/2028
e
437,825
Ziff Davis, Inc., Convertible
23,000 1.750%,  11/1/2026
e
22,685
129,000 3.625%,  3/1/2028
a
128,385
Total 6,239,679
U.S. Government & Agencies   6.9%
U.S. Treasury Bonds
2,517,000 3.625%,  5/15/2053 2,011,535

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.7% Value
U.S. Government & Agencies   6.9% - continued
$ 952,000 4.750%,  11/15/2053 $ 920,986
4,556,000 4.625%,  2/15/2035 4,628,255
U.S. Treasury Notes
16,700,000 3.500%,  1/31/2028 16,527,781
7,400,000 4.125%,  7/31/2028 7,394,797
2,501,000 4.000%,  2/28/2030 2,485,857
400,000 3.625%,  9/30/2030 391,188
150,000 3.875%,  4/30/2031 147,844
4,600,000 4.000%,  11/15/2035 4,449,781
Total 38,958,024
Utilities   1.0%
AES Corporation
100,000 7.600%,  1/15/2055
b
102,388
Algonquin Power & Utilities
Corporation
110,000 4.750%,  1/18/2082
b
108,931
Alliant Energy Corporation,
Convertible
53,000 3.250%,  5/30/2028 58,321
American Electric Power
Company, Inc.
79,000 6.050%,  3/15/2056
b
78,556
121,000 6.950%,  12/15/2054
b
129,228
CenterPoint Energy, Inc.
68,000 7.000%,  2/15/2055
b
70,436
47,000 6.700%,  5/15/2055
b
48,360
CenterPoint Energy, Inc.,
Convertible
87,000 3.000%,  8/1/2028
a
92,438
66,000 2.875%,  5/15/2029
a
66,409
CMS Energy Corporation,
Convertible
87,000 3.375%,  5/1/2028 97,048
72,000 3.125%,  5/1/2031
a
73,296
Dominion Energy, Inc.
100,000 6.875%,  2/1/2055
b
103,331
100,000 7.000%,  6/1/2054
b
105,879
120,000 6.250%,  12/15/2056
b,e
120,508
Duke Energy Corporation
120,000 3.250%,  1/15/2082
b
118,265
100,000 6.450%,  9/1/2054
b,e
103,840
Duke Energy Corporation,
Convertible
153,000 3.000%,  3/15/2029
a
152,235
Edison International
138,000 5.000%,  12/15/2026
b,h
136,083
Entergy Corporation
39,000 5.875%,  6/15/2056
b
39,006
80,000 6.100%,  6/15/2056
b
80,164
Evergy, Inc., Convertible
113,000 4.500%,  12/15/2027 160,731
Exelon Corporation, Convertible
103,000 3.250%,  3/15/2029
a
104,463
FirstEnergy Corporation,
Convertible
135,000 3.625%,  1/15/2029 147,353
103,000 3.875%,  1/15/2031 114,351
NextEra Energy Capital Holdings,
Inc.
80,000 3.800%,  3/15/2082
b
78,908
214,000 6.750%,  6/15/2054
b
222,889
Principal
Amount Long-Term Fixed Income  47.7% Value
Utilities   1.0% - continued
$ 85,000 6.625%,  10/1/2066
b
$ 86,309
NextEra Energy Capital Holdings,
Inc., Convertible
65,000 3.000%,  3/1/2027 85,378
NiSource, Inc.
49,000 6.375%,  3/31/2055
b
50,522
80,000 5.750%,  7/15/2056
b,e
79,884
102,000 6.950%,  11/30/2054
b
105,469
NRG Energy, Inc.
128,000 10.250%,  3/15/2028
a,b,h
138,116
PacifiCorp
85,000 7.125%,  8/15/2056
b
84,429
PG&E Corporation, Convertible
450,000 4.250%,  12/1/2027 459,900
Pinnacle West Capital Corporation,
Convertible
52,000 4.750%,  6/15/2027 61,963
PPL Capital Funding, Inc.,
Convertible
112,000 2.875%,  3/15/2028 127,120
96,000 3.000%,  12/1/2030
a
97,613
Puget Energy, Inc.
90,000 7.000%,  9/15/2056
b
90,984
Sempra
101,000 6.550%,  4/1/2055
b
101,819
101,000 6.625%,  4/1/2055
b
102,124
60,000 6.400%,  10/1/2054
b
60,321
101,000 6.875%,  10/1/2054
b,e
103,036
Southern Company
150,000 3.750%,  9/15/2051
b
149,488
Southern Company, Convertible
84,000 4.500%,  6/15/2027 92,526
172,000 3.250%,  6/15/2028 173,817
WEC Energy Group, Inc.
80,000 5.625%,  5/15/2056
b
79,517
WEC Energy Group, Inc.,
Convertible
87,000 4.375%,  6/1/2027 105,227
84,000 3.375%,  6/1/2028 87,192
69,000 4.375%,  6/1/2029 85,491
Xcel Energy, Inc.
88,000 5.750%,  12/3/2056
b
86,967
Total 5,408,629
Total Long-Term Fixed Income
(cost $271,487,871) 267,385,819
Shares
Registered Investment
Companies   29.1% Value
U.S. Affiliated   28.3%
4,215,810 Thrivent Core Emerging Markets
Debt Fund 37,605,028
2,429,907 Thrivent Core High Yield Bond
Fund 48,209,360
3,225,076 Thrivent Core Investment Grade
Corporate Bond Fund 63,405,003

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  29.1% Value
U.S. Affiliated   28.3%  - continued
384,486 Thrivent International Large Cap
ETF $ 9,746,028
Total 158,965,419
U.S. Unaffiliated   0.8%
9,010 abrdn Asia-Pacific Income Fund,
Inc. 132,537
30,025 abrdn Income Credit Strategies
Fund 156,130
7,991 abrdn Total Dynamic Dividend
Fund 82,387
17,404 AllianceBernstein Global High
Income Fund, Inc. 179,261
24,503 Allspring Income Opportunities
Fund 159,270
6,097 BlackRock Capital Allocation Term
Trust 97,125
5,093 BlackRock Core Bond Trust 46,703
20,368 BlackRock Corporate High Yield
Fund, Inc. 174,350
17,671 BlackRock Credit Allocation
Income Trust 180,598
3,599 BlackRock Debt Strategies Fund,
Inc. 34,910
3,809 BlackRock Enhanced Equity
Dividend Trust 36,452
13,337 BlackRock Enhanced Global
Dividend Trust 161,245
10,267 BlackRock Enhanced International
Dividend Trust 58,933
8,176 BlackRock Income Trust, Inc. 87,647
15,364 BlackRock Multi-Sector Income
Trust 192,357
10,734 Blackstone Strategic Credit 2027
Term Fund 121,294
12,946 Cornerstone Strategic Investment
Fund, Inc. 97,872
16,811 Eaton Vance Limited Duration
Income Fund 157,519
8,140 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 79,854
9,550 iShares Preferred and Income
Securities ETF
e
291,179
120 iShares Semiconductor ETF 76,891
31,444 Nuveen Credit Strategies Income
Fund 152,818
11,861 Nuveen Preferred Income
Opportunities Fund 93,465
13,569 PGIM Global High Yield Fund, Inc. 164,185
10,505 PGIM High Yield Bond Fund, Inc. 137,195
7,049 PIMCO Dynamic Income Fund 117,718
12,046 PIMCO High Income Fund 56,134
12,390 PIMCO Income Strategy Fund II 88,341
2,041 Tri-Continental Corporation 70,251
5,897 Vanguard Short-Term Corporate
Bond ETF 466,040
3,393 Virtus Convertible & Income Fund 59,683
9,270 Virtus Dividend, Interest &
Premium Strategy Fund 140,811
2,970 Virtus Equity & Convertible Income
Fund 79,774
21,257 Voya Global Equity Dividend &
Premium Opportunity Fund 130,518
Shares
Registered Investment
Companies  29.1% Value
U.S. Unaffiliated   0.8%  - continued
6,041 Western Asset Diversified Income
Fund $ 81,916
42,572 Western Asset High Income
Opportunity Fund, Inc. 154,962
Total 4,598,325
Total Registered Investment
Companies (cost $161,228,715) 163,563,744
Shares Common Stock 17.7% Value
Communications Services   1.3%
5,240 Alphabet, Inc., Class A 1,872,619
6,642 Alphabet, Inc., Class C 2,346,818
5,248 AT&T, Inc. 108,633
8,947 Comcast Corporation 219,649
150 Liberty Global, Ltd., Class A
j
1,705
2,679 Meta Platforms, Inc. 1,509,054
3,409 Netflix, Inc.
j
243,402
691 Reddit, Inc.
j
119,944
237 ROBLOX Corporation
j
12,888
17 Space Exploration Technologies
Corporation
j
2,905
9,163 Universal Music Group NV 191,960
1,603 Walt Disney Company 154,289
10,973 Warner Brothers Discovery, Inc.
j
292,540
12,142 Warner Music Group Corporation 328,684
Total 7,405,090
Consumer Discretionary   1.7%
5,324 ADT, Inc. 34,606
1,386 Advance Auto Parts, Inc. 86,237
1,860 Airbnb, Inc.
j
266,166
12,782 Amazon.com, Inc.
j
3,046,462
3,386 Aptiv plc
j
207,833
28 AutoZone, Inc.
j
89,486
509 Boot Barn Holdings, Inc.
j
83,613
191 Build-A-Bear Workshop, Inc. 5,847
1,873 D.R. Horton, Inc. 305,074
1,086 Etsy, Inc.
j
81,808
625 Five Below, Inc.
j
112,369
348 Frontdoor, Inc.
j
27,001
573 Garmin, Ltd. 136,110
1,465 Garrett Motion, Inc. 53,077
3,334 General Motors Company 256,985
1,334 Hasbro, Inc. 110,175
669 Hilton Worldwide Holdings, Inc. 221,078
932 Home Depot, Inc. 328,698
680 Laureate Education, Inc.
j
24,698
2,638 Life Time Group Holdings, Inc.
j
107,736
2,216 Lowe's Companies, Inc. 488,606
199 Monarch Casino & Resort, Inc. 26,190
117 Murphy USA, Inc. 63,048
2,007 O'Reilly Automotive, Inc.
j
184,825
1,366 Pattern Group, Inc.
j
34,410
806 PulteGroup, Inc. 110,591
1,900 Ross Stores, Inc. 404,415
1,608 SharkNinja, Inc.
j
244,850
11,435 Sony Group Corporation ADR
e
229,386
490 Tapestry, Inc. 71,726
2,241 Tesla, Inc.
j
942,565
375 Texas Roadhouse, Inc. 72,461
1,646 TJX Companies, Inc. 249,369
1,425 Universal Technical Institute, Inc.
j
60,947

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.7% Value
Consumer Discretionary   1.7% - continued
3,217 Viking Holdings, Ltd.
j
$ 336,723
504 Williams-Sonoma, Inc. 117,482
4,089 Wyndham Hotels & Resorts, Inc. 344,335
1,628 Wynn Resorts, Ltd. 158,063
Total 9,725,051
Consumer Staples   0.6%
2,348 BellRing Brands, Inc.
j
30,383
144 Casey's General Stores, Inc. 114,450
489 Chefs' Warehouse, Inc.
j
46,993
4,972 Coca-Cola Company 404,074
485 Colgate-Palmolive Company 44,465
48 Costco Wholesale Corporation 44,903
2,093 Darling Ingredients, Inc.
j
114,320
1,020 John B. Sanfilippo & Son, Inc. 87,710
13,824 Keurig Dr Pepper, Inc. 452,459
601 Monster Beverage Corporation
j
57,768
1,747 PepsiCo, Inc. 236,544
11 Procter & Gamble Company 1,613
6,829 Sysco Corporation 570,768
949 Turning Point Brands, Inc. 80,485
8,429 Unilever plc ADR 506,751
189 United Natural Foods, Inc.
j
8,632
2,735 Walmart, Inc. 309,766
418 WD-40 Company 101,841
Total 3,213,925
Energy   0.9%
3,844 Antero Midstream Corporation 87,451
1,926 Chevron Corporation 319,254
5,952 ConocoPhillips 618,770
12,974 Devon Energy Corporation 536,086
1,133 DHT Holdings, Inc. 18,728
16,953 Enterprise Products Partners, LP 623,192
426 EOG Resources, Inc. 55,265
1,386 Expand Energy Corporation 126,389
8,502 Exxon Mobil Corporation 1,162,393
12,680 Halliburton Company 430,486
3,541 Kinder Morgan, Inc. 113,206
1,372 Marathon Petroleum Corporation 350,779
1,213 Matador Resources Company 60,383
4,792 Patterson-UTI Energy, Inc. 43,991
6,175 Permian Resources Corporation 113,682
958 Talos Energy, Inc.
j
12,368
1,295 TechnipFMC plc 85,859
536 Williams Companies, Inc. 39,846
Total 4,798,128
Financials   2.4%
179 Affiliated Managers Group, Inc. 60,574
933 Allstate Corporation 221,998
3,862 Ally Financial, Inc. 177,459
465 American Express Company 157,286
301 American Financial Group, Inc. 42,122
4,777 American International Group, Inc. 356,030
160 Ameriprise Financial, Inc. 73,402
133 Aon plc 44,115
2,146 Arch Capital Group, Ltd.
j
208,291
1,319 Associated Banc-Corp 40,586
1,546 Atlantic Union Bankshares
Corporation 65,411
207 Banc of California, Inc. 4,229
19,754 Bank of America Corporation 1,125,583
Shares Common Stock  17.7% Value
Financials   2.4% - continued
3,951 Bank of New York Mellon
Corporation $ 571,354
605 Beacon Financial Corporation 18,422
1,610 Berkshire Hathaway, Inc.
j
805,628
5,211 BGC Group, Inc. 55,706
213 BlackRock, Inc. 204,812
2,754 Bridgewater Bancshares, Inc.
j
57,944
1,062 Byline Bancorp, Inc. 39,995
3,466 Capital One Financial Corporation 695,349
116 Central Pacific Financial
Corporation 4,431
7,129 Charles Schwab Corporation 657,793
1,192 Chubb, Ltd. 406,162
649 Citigroup, Inc. 90,834
113 CNB Financial Corporation 3,809
408 Community Trust Bancorp, Inc. 29,523
220 ConnectOne Bancorp, Inc. 7,357
500 Customers Bancorp, Inc.
j
39,550
169 Enova International, Inc.
j
40,683
470 Federal Agricultural Mortgage
Corporation 93,657
2,343 Fifth Third Bancorp 132,075
265 Financial Institutions, Inc. 10,327
252 First American Financial
Corporation 17,285
46 First Financial Corporation 3,562
4,938 Genworth Financial, Inc.
j
46,763
410 Goosehead Insurance, Inc.
j
19,885
91 Great Southern Bancorp, Inc. 7,135
621 Hanmi Financial Corporation 20,120
390 Hometrust Bancshares, Inc. 19,457
373 Houlihan Lokey, Inc. 50,030
11,663 Huntington Bancshares, Inc./OH 206,785
157 Independent Bank Corporation/MI 5,663
4,550 Intercontinental Exchange, Inc. 560,150
4,232 JPMorgan Chase & Company 1,385,261
794 M&T Bank Corporation 188,980
365 Marsh & McLennan Companies,
Inc. 60,835
213 Mastercard, Inc. 109,397
163 Mercury General Corporation 17,379
3,950 MetLife, Inc. 334,210
1,186 MGIC Investment Corporation 33,445
5,084 Morgan Stanley 1,062,759
1,089 Nasdaq, Inc. 85,835
65 NBT Bancorp, Inc. 3,209
323 Neptune Insurance Holdings, Inc.
j
10,175
580 NMI Holdings, Inc.
j
23,832
881 Northern Trust Corporation 153,153
284 OFG Bancorp 13,936
2,593 Old National Bancorp 67,159
3,830 Old Republic International
Corporation 156,724
1,616 Old Second Bancorp, Inc. 37,685
360 Orrstown Financial Services, Inc. 14,699
899 Oscar Health, Inc.
j
25,639
37 PNC Financial Services Group,
Inc. 9,110
290 Reinsurance Group of America,
Inc. 61,669
1,832 Robinhood Markets, Inc.
j
183,713
35 S&P Global, Inc. 14,254
2,008 SEI Investments Company 176,122
756 Simmons First National
Corporation 17,123

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.7% Value
Financials   2.4% - continued
610 SouthState Bank Corporation $ 60,939
138 StoneX Group, Inc.
j
16,353
112 TriCo Bancshares 6,031
1,130 Triumph Financial, Inc.
j
86,230
1,414 Truist Financial Corporation 70,445
527 U.S. Bancorp 31,831
713 United Community Banks, Inc. 25,019
276 Universal Insurance Holdings, Inc. 11,415
4,024 Valley National Bancorp 58,952
1,191 Visa, Inc. 408,620
12,950 Wells Fargo & Company 1,070,188
263 WesBanco, Inc. 10,265
532 Wintrust Financial Corporation 85,503
686 Zions Bancorp NA 47,464
Total 13,734,890
Health Care   1.9%
1,663 AbbVie, Inc. 418,477
1,075 Agilent Technologies, Inc. 142,792
366 Amgen, Inc. 132,536
3,559 Boston Scientific Corporation
j
151,898
1,672 BrightSpring Health Services, Inc.
j
116,605
3,140 Bristol-Myers Squibb Company 180,927
715 Cencora, Inc. 202,331
726 Centene Corporation
j
46,602
1,989 Cigna Group 548,328
2,443 Concentra Group Holdings Parent,
Inc. 72,679
679 CVS Health Corporation 70,243
882 Danaher Corporation 168,003
1,664 Dexcom, Inc.
j
112,070
59 Edwards Lifesciences Corporation
j
5,337
78 Elevance Health, Inc. 30,165
526 Eli Lilly & Company 630,900
698 Encompass Health Corporation 70,554
2,395 Exelixis, Inc.
j
130,312
2,582 Gilead Sciences, Inc. 326,210
2,274 ICON plc
j
395,017
466 ICU Medical, Inc.
j
68,316
943 Illumina, Inc.
j
165,808
197 Insulet Corporation
j
29,993
810 Intuitive Surgical, Inc.
j
322,121
484 Janux Therapeutics, Inc.
j
7,434
452 Jazz Pharmaceuticals, Inc.
j
108,918
5,066 Johnson & Johnson 1,286,612
2,056 Labcorp Holdings, Inc. 575,680
873 LivaNova plc
j
71,787
458 Medpace Holdings, Inc.
j
242,552
2,998 Medtronic plc 234,534
6,987 Merck & Company, Inc. 897,830
114 Mettler-Toledo International, Inc.
j
145,636
1,809 Neurocrine Biosciences, Inc.
j
304,880
400 Regeneron Pharmaceuticals, Inc. 249,416
403 Repligen Corporation
j
54,985
2,255 Royalty Pharma plc 126,438
541 Stryker Corporation 170,328
662 Tenet Healthcare Corporation
j
123,847
1,452 Twist Bioscience Corporation
j
149,382
235 UFP Technologies, Inc.
j
62,306
140 United Therapeutics Corporation
j
75,856
1,357 UnitedHealth Group, Inc. 564,010
515 Veeva Systems, Inc.
j
91,397
1,412 Waystar Holding Corporation
j
28,988
Shares Common Stock  17.7% Value
Health Care   1.9% - continued
4,158 Zimmer Biomet Holdings, Inc. $ 357,962
Total 10,469,002
Industrials   2.3%
779 3M Company 126,128
152 Acuity, Inc.
e
57,252
267 Advanced Drainage Systems, Inc. 41,908
2,370 Allegheny Technologies, Inc.
j
467,127
636 Allegion plc 89,352
6,669 Amentum Holdings, Inc.
j
137,848
1,216 AMETEK, Inc. 294,199
232 Applied Industrial Technologies,
Inc. 78,451
674 Automatic Data Processing, Inc. 150,942
1,255 Badger Infrastructure Solutions,
Ltd. 82,313
2,175 Barrett Business Services, Inc. 77,256
134 Bloom Energy Corporation
j
40,562
324 BWX Technologies, Inc. 63,067
640 C.H. Robinson Worldwide, Inc. 120,538
534 Caterpillar, Inc. 568,657
236 CECO Environmental Corporation
j
21,415
781 Clean Harbors, Inc.
j
233,324
45,973 CNH Industrial NV 516,277
2,046 Copart, Inc.
j
57,677
186 CSW Industrials, Inc. 51,764
16,325 CSX Corporation 775,927
119 Cummins, Inc. 84,872
235 Curtiss-Wright Corporation 178,074
5,370 Delta Air Lines, Inc. 502,954
331 Eaton Corporation plc 141,046
256 EMCOR Group, Inc. 212,449
164 ESCO Technologies, Inc. 57,406
6,604 Fastenal Company 317,190
83 Ferguson Enterprises, Inc. 19,698
5,767 Flowserve Corporation 427,681
660 Fluor Corporation
j
34,577
148 GE Vernova, Inc. 173,879
1,720 General Dynamics Corporation 609,293
1,811 General Electric Company 676,825
52 HEICO Corporation 13,411
1,143 Helios Technologies, Inc. 102,013
4,203 Hexcel Corporation 420,552
1,217 Honeywell Aerospace, Inc.
j
269,054
1,217 Honeywell International, Inc. 272,486
632 Howmet Aerospace, Inc. 169,919
636 IDEX Corporation 144,340
155 IES Holdings, Inc.
j
113,872
145 Innodata, Inc.
j
10,959
1,933 Jacobs Solutions, Inc. 243,558
1,420 JB Hunt Transport Services, Inc. 410,991
791 Johnson Controls International plc 115,573
343 Kirby Corporation
j
46,638
968 Korn Ferry 64,449
1,404 L3Harris Technologies, Inc. 407,988
647 Limbach Holdings, Inc.
j
49,819
582 Lincoln Electric Holdings, Inc. 154,527
242 Modine Manufacturing Company
j
64,619
247 Moog, Inc. 104,688
54 Mueller Industries, Inc. 6,638
576 NPK International, Inc.
j
9,164
138 NWPX Infrastructure, Inc.
j
20,692
451 Old Dominion Freight Line, Inc. 97,687
347 Parker-Hannifin Corporation 339,408
206 Quanta Services, Inc. 148,328

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.7% Value
Industrials   2.3% - continued
201 RBC Bearings, Inc.
j
$ 129,456
310 Republic Services, Inc. 66,055
347 Rockwell Automation, Inc. 171,793
2,177 RTX Corporation 413,042
42 Saia, Inc.
j
17,689
1,213 Timken Company 176,273
1,186 Toro Company 115,540
1,588 Uber Technologies, Inc.
j
114,590
1,529 UL Solutions, Inc. 155,744
128 United Rentals, Inc. 145,010
93 V2X, Inc.
j
6,934
137 Valmont Industries, Inc. 79,131
458 Verisk Analytics, Inc. 82,225
13 Vicor Corporation
j
4,937
190 WESCO International, Inc. 65,632
350 Woodward, Inc. 148,904
Total 13,182,256
Information Technology   4.7%
483 Adobe, Inc.
j
99,025
1,329 Advanced Micro Devices, Inc.
j
772,029
1,844 Amphenol Corporation 325,134
895 Analog Devices, Inc. 355,467
10,804 Apple, Inc. 3,126,246
1,825 Applied Materials, Inc. 1,319,475
2,679 Arista Networks, Inc.
j
455,109
891 Autodesk, Inc.
j
173,228
3,316 Broadcom, Inc. 1,252,619
467 Cadence Design Systems, Inc.
j
175,274
9,522 Cisco Systems, Inc. 1,118,454
909 Cohu, Inc.
j
67,184
1,106 Crane NXT Company 56,583
29 CrowdStrike Holdings, Inc.
j
22,131
709 Datadog, Inc.
j
184,595
965 DocuSign, Inc.
j
42,865
274 Fabrinet
j
154,010
1,270 Flex, Ltd.
j
205,829
3,683 Fortinet, Inc.
j
565,783
2,067 GPGI, Inc. 32,762
314 Guidewire Software, Inc.
j
38,638
2,817 Intel Corporation
j
393,338
1,111 International Business Machines
Corporation 312,424
3,323 JFrog, Ltd.
j
301,994
660 Keysight Technologies, Inc.
j
231,046
1,277 Knowles Corporation
j
52,970
956 Lam Research Corporation 414,264
298 Littelfuse, Inc. 135,688
962 Micron Technology, Inc. 1,110,427
7,947 Microsoft Corporation 2,964,390
114 Monolithic Power Systems, Inc. 157,589
279 Motorola Solutions, Inc. 115,866
17,583 Nokia Oyj ADR 233,502
2,598 Nutanix, Inc.
j
132,394
19,735 NVIDIA Corporation 3,948,776
76 NXP Semiconductors NV 21,358
831 Onto Innovation, Inc.
j
314,492
1,201 Palantir Technologies, Inc.
j
140,121
1,874 Pegasystems, Inc. 56,164
331 Plexus Corporation
j
99,522
3,490 Qualcomm, Inc. 644,917
410 Rogers Corporation
j
67,129
1,483 SailPoint, Inc.
e,j
21,711
6,195 Samsung Electronics Company,
Ltd. 1,374,653
Shares Common Stock  17.7% Value
Information Technology   4.7% - continued
180 SanDisk Corporation
j
$ 409,271
1,951 ServiceNow, Inc.
j
193,695
343 Snowflake, Inc.
j
87,294
192 Synopsys, Inc.
j
85,645
465 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 222,070
2,914 TD SYNNEX Corporation 779,029
81 Teradyne, Inc. 39,191
1,342 Texas Instruments, Inc. 400,010
674 TTM Technologies, Inc.
j
126,052
231 Western Digital Corporation 147,544
598 Zebra Technologies Corporation
j
157,430
Total 26,434,406
Materials   0.7%
189 Air Products and Chemicals, Inc. 55,411
1,071 Alcoa Corporation 55,842
1,944 Amrize, Ltd. 103,615
288 AptarGroup, Inc. 36,057
1,211 Ashland, Inc. 79,793
467 Balchem Corporation 78,900
1,571 Celanese Corporation 72,266
170 Century Aluminum Company
j
7,822
3,468 CF Industries Holdings, Inc. 375,446
5,487 Constellium SE
j
174,871
2,940 Crown Holdings, Inc. 328,751
1,749 Eastman Chemical Company 117,148
705 Ecolab, Inc. 196,420
1,343 Ecovyst, Inc.
j
16,720
2,134 Element Solutions, Inc. 101,898
1,391 Freeport-McMoRan, Inc. 87,480
1,047 Greif, Inc. 77,991
4,037 International Paper Company 153,810
5,609 Ivanhoe Mines, Ltd.
j
43,939
38 Kaiser Aluminum Corporation 7,434
757 Linde plc 392,837
582 Louisiana-Pacific Corporation 45,780
1,110 Newmont Corporation 103,674
2,297 Nucor Corporation 511,657
308 Perimeter Solutions, Inc.
j
10,980
2,194 Solstice Advanced Materials, Inc. 194,388
235 SSR Mining, Inc.
j
6,646
987 Steel Dynamics, Inc. 226,477
Total 3,664,053
Real Estate   0.5%
746 Agree Realty Corporation 56,502
1,019 AvalonBay Communities, Inc. 192,275
2,228 CBRE Group, Inc.
j
300,089
5,521 Crown Castle, Inc. 418,105
788 EPR Properties 45,712
108 Equinix, Inc. 112,578
985 Equity Lifestyle Properties, Inc. 63,483
6,240 Essential Properties Realty Trust,
Inc. 186,264
723 Extra Space Storage, Inc. 105,052
4,025 Fermi, Inc.
j
36,869
3,158 First Industrial Realty Trust, Inc. 193,617
213 Getty Realty Corporation 7,106
16,189 Healthcare Realty Trust, Inc. 326,532
435 Innovative Industrial Properties,
Inc. 26,961
512 Iron Mountain, Inc. 64,671

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.7% Value
Real Estate   0.5% - continued
673 Jones Lang LaSalle, Inc.
j
$ 208,596
397 Kite Realty Group Trust 11,267
715 Medical Properties Trust, Inc. 3,303
2,267 Millrose Properties, Inc. 68,123
1,045 NetSTREIT Corporation 22,081
2,578 Sabra Health Care REIT, Inc. 50,297
398 Simon Property Group, Inc. 89,013
4,935 Tanger, Inc. 194,785
1,275 Terreno Realty Corporation 82,582
Total 2,865,863
Utilities   0.7%
1,501 Alliant Energy Corporation 114,511
158 American States Water Company 13,056
2,578 CenterPoint Energy, Inc.
e
113,535
2,420 Constellation Energy Corporation 601,055
4,291 Duke Energy Corporation 543,155
4,177 Edison International 310,978
5,821 Entergy Corporation 668,600
3,263 Evergy, Inc. 282,021
264 Eversource Energy 19,079
2,345 NiSource, Inc. 111,505
4,503 PG&E Corporation 75,740
739 Pinnacle West Capital Corporation 79,073
4,069 Portland General Electric
Company 210,896
574 Spire, Inc. 44,824
6,883 UGI Corporation 237,739
75 Unitil Corporation 3,952
2,530 Vistra Energy Corporation 401,334
Total 3,831,053
Total Common Stock
(cost $64,551,254) 99,323,717
Shares Preferred Stock 1.4% Value
Basic Materials   0.1%
4,133 Albemarle Corporation,
Convertible, 7.250% 228,762
Total 228,762
Capital Goods   0.1%
9,510 Boeing Company, Convertible,
6.000% 640,023
Total 640,023
Communications Services <0.1%
7,875 AT&T, Inc., 4.750%
e,h
140,490
3,250 Telephone and Data Systems, Inc.,
6.000%
e,h
60,287
Total 200,777
Financials   0.8%
2,725 AEGON Funding Company, LLC,
5.100% 51,230
4,000 Allstate Corporation, 5.100%
e,h
79,520
2,785 Ares Management Corporation,
Convertible, 6.750% 102,070
4,118 Athene Holding, Ltd., 5.625%
e,h
76,554
7,900 Bank of America Corporation,
4.250%
e,h
135,248
10,000 Bank of America Corporation,
4.375%
h
177,900
Shares Preferred Stock  1.4% Value
Financials   0.8% - continued
5,000 Bank of America Corporation,
4.750%
h
$ 96,150
7,500 Bank of America Corporation,
5.000%
e,h
150,600
290 Bank of America Corporation,
Convertible, 7.250%
h
363,805
3,000 Brookfield Finance, Inc., 4.625% 45,600
2,400 Capital One Financial Corporation,
4.800%
e,h
42,024
4,375 Capital One Financial Corporation,
5.000%
h
79,975
2,400 Charles Schwab Corporation,
4.450%
e,h
41,952
3,700 Citigroup, Inc., 6.250%
h
93,092
1,775 Citizens Financial Group, Inc.,
7.375%
h
45,422
4,050 Corebridge Financial, Inc.,
6.375%
e
92,907
4,800 Fifth Third Bancorp, 4.950%
e,h
85,920
4,800 Huntington Bancshares, Inc./OH,
4.500%
h
78,720
10,400 JPMorgan Chase & Company,
4.200%
e,h
178,568
7,000 JPMorgan Chase & Company,
4.625%
h
131,040
6,425 JPMorgan Chase & Company,
4.750%
e,h
124,067
2,400 KeyCorp, 5.650%
e,h
50,088
5,750 KeyCorp, 6.200%
b,e,h
143,405
5,018 KKR & Company, Inc.,
Convertible, 6.250% 199,967
4,400 MetLife, Inc., 4.750%
e,h
82,016
4,050 Morgan Stanley, 4.250%
h
68,728
3,300 Morgan Stanley, 5.850%
e,h
77,748
2,000 Morgan Stanley, 6.625%
e,h
50,800
5,100 Morgan Stanley, 7.125%
e,h
128,622
6,350 Public Storage, 4.125%
h
100,394
3,775 Public Storage, 4.625%
e,h
67,157
958 Public Storage, 4.700%
h
17,206
4,800 Regions Financial Corporation,
4.450%
h
77,328
2,700 Regions Financial Corporation,
5.700%
b,e,h
66,015
4,800 Truist Financial Corporation,
4.750%
e,h
88,800
5,000 U.S. Bancorp, 4.000%
e,h
76,850
7,925 Wells Fargo & Company, 4.375%
h
135,914
4,800 Wells Fargo & Company, 4.700%
h
88,080
4,600 Wells Fargo & Company, 4.750%
e,h
85,928
362 Wells Fargo & Company,
Convertible, 7.500%
h
418,834
Total 4,296,244
Technology   0.2%
4,484 Alphabet, Inc., Series A,
Convertible
j
228,191
4,500 Alphabet, Inc., Series B,
Convertible 226,350
2,796 Hewlett Packard Enterprise
Company, Convertible, 7.625% 323,385
3,275 Microchip Technology, Inc.,
Convertible, 7.500% 251,225

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.4% Value
Technology   0.2% - continued
4,544 Oracle Corporation, Convertible,
6.500% $ 204,253
Total 1,233,404
Utilities   0.2%
9,250 CMS Energy Corporation, 4.200%
h
157,805
4,000 DTE Energy Company 95,040
2,900 NextEra Energy Capital Holdings,
Inc.
j
72,558
2,132 NextEra Energy, Inc., Convertible,
7.234% 105,960
2,363 NextEra Energy, Inc., Convertible,
7.299% 125,570
2,828 NextEra Energy, Inc., Convertible,
7.375% 135,574
1,915 PPL Corporation, Convertible,
7.000% 93,969
6,200 Southern Company, 4.950% 119,288
3,613 Southern Company, Convertible,
7.125% 179,711
Total 1,085,475
Total Preferred Stock
(cost $8,217,462) 7,684,685
Shares
Collateral Held for Securities
Loaned 1.0% Value
5,313,940 Thrivent Cash Management Trust 5,313,940
Total Collateral Held for
Securities Loaned
(cost $5,313,940) 5,313,940
Shares or
Principal
Amount Short-Term Investments 4.7% Value
Federal Home Loan Bank Discount
Notes
200,000 3.603%, 7/22/2026
k,l
199,559
100,000 3.620%, 7/24/2026
k,l
99,759
200,000 3.615%, 8/21/2026
k,l
198,943
400,000 3.621%, 8/26/2026
k,l
397,682
1,500,000 3.628%, 9/4/2026
k,l
1,489,866
State Street Institutional U.S.
Government Money Market
Fund
12,637,854 3.585%
k
12,637,854
Thrivent Core Short-Term Reserve
Fund
1,099,214 3.960% 10,992,136
U.S. Treasury Bills
200,000 3.620%, 7/2/2026
k,m
199,980
100,000 3.614%, 8/27/2026
k,m
99,419
100,000 3.645%, 9/15/2026
k,m
99,230
Total Short-Term Investments
(cost $26,414,851) 26,414,428
Total Investments (cost
$537,214,093) 101.6% $569,686,333
Other Assets and Liabilities, Net
(1.6%) (8,788,387)
Total Net Assets 100.0% $560,897,946
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $80,677,504 or 14.4% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Conservative Allocation Portfolio as of June 30, 2026
was $52,800 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 121,941
Credit Suisse Group AG 12/4/2013 110,000

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Conservative Allocation Portfolio as of June 30, 2026:
Securities Lending Transactions
Common Stock $ 2,374,288
Long-Term Fixed Income 2,676,999
Total lending $5,051,287
Gross amount payable upon return of
collateral for securities loaned $5,313,940
Net amounts due to counterparty $262,653
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 42,478,086
Gross unrealized depreciation (13,619,084)
Net unrealized appreciation (depreciation) $ 28,859,002
Cost for federal income tax purposes $ 540,216,093

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 33,071,513 – 33,071,513 –
Basic Materials 140,410 – 140,410 –
Capital Goods 2,174,735 – 2,174,735 –
Collateralized Mortgage Obligations 54,830,773 – 54,830,773 –
Commercial Mortgage-Backed Securities 3,116,483 – 3,116,483 –
Communications Services 1,067,351 – 1,067,351 –
Consumer Cyclical 2,489,597 – 2,489,597 –
Consumer Non-Cyclical 2,128,359 – 2,128,359 –
Energy 1,955,369 – 1,955,369 –
Financials 8,462,390 – 8,462,390 –
Mortgage-Backed Securities 107,342,507 – 107,342,507 –
Technology 6,239,679 – 6,239,679 –
U.S. Government & Agencies 38,958,024 – 38,958,024 –
Utilities 5,408,629 – 5,408,629 –
Registered Investment Companies
U.S. Affiliated 121,360,391 121,360,391 – –
U.S. Unaffiliated 4,598,325 4,598,325 – –
Common Stock
Communications Services 7,405,090 7,213,130 191,960 –
Consumer Discretionary 9,725,051 9,725,051 – –
Consumer Staples 3,213,925 3,213,925 – –
Energy 4,798,128 4,798,128 – –
Financials 13,734,890 13,734,890 – –
Health Care 10,469,002 10,469,002 – –
Industrials 13,182,256 13,099,943 82,313 –
Information Technology 26,434,406 25,059,753 1,374,653 –
Materials 3,664,053 3,620,114 43,939 –
Real Estate 2,865,863 2,865,863 – –
Utilities 3,831,053 3,831,053 – –
Preferred Stock
Basic Materials 228,762 228,762 – –
Capital Goods 640,023 640,023 – –
Communications Services 200,777 200,777 – –
Financials 4,296,244 4,296,244 – –
Technology 1,233,404 1,233,404 – –
Utilities 1,085,475 1,085,475 – –
Short-Term Investments 15,422,292 12,637,854 2,784,438 –
Subtotal Investments in Securities $515,775,229 $243,912,107 $271,863,122 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 37,605,028
Affiliated Short-Term Investments 10,992,136
Collateral Held for Securities Loaned 5,313,940
Subtotal Other Investments $53,911,104
Total Investments at Value $569,686,333
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 308,771 308,771 – –
Total Asset Derivatives $308,771 $308,771 $– $–
Liability Derivatives
Futures Contracts 613,302 379,250 234,052 –
Credit Default Swaps 306,707 – 306,707 –
Total Liability Derivatives $920,009 $379,250 $540,759 $–
The following table presents Conservative Allocation Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling
$2,558,209 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 54 September 2026 $ 20,140,518 $ 239,757
ICE mini MSCI EAFE Index 62 September 2026 9,733,232 17,198
ICE US mini MSCI Emerging Markets Index 63 September 2026 5,483,679 51,816
Total Futures Long Contracts $ 35,357,429 $ 308,771
CBOT U.S. Long Bond (16) September 2026 ( $ 1,771,079) ( $ 44,920)
CME E-mini Russell 2000 Index (58) September 2026 (8,531,898) (300,342)
CME E-mini S&P Mid-Cap 400 Index (2) September 2026 (759,902) (17,098)
CME Ultra Long Term U.S. Treasury Bond (5) September 2026 (563,892) (16,890)
Eurex Euro STOXX 50 Index (105) September 2026 (7,404,602) (234,052)
Total Futures Short Contracts ( $ 19,031,373) ($613,302)
Total Futures Contracts $ 16,326,056 ($304,531)

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Conservative Allocation Portfolio's credit default swap contracts held as of June 30, 2026. Investments totaling
$398,629 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 7,276,500 $ – ( $ 306,707) ( $ 306,707)
Total Credit Default Swaps $– ($306,707) ($306,707)
1 As the buyer of protection, Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Conservative Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 308,771
Total Equity Contracts 308,771
Total Asset Derivatives $308,771
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 551,492
Total Equity Contracts 551,492
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 61,810
Total Interest Rate Contracts 61,810
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 306,707
Total Credit Contracts 306,707
Total Liability Derivatives $920,009
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $1,112,026
Total Return Swaps Net realized gains/(losses) on Swap agreements 5,661
Total Equity Contracts
1,117,687
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (43,817)
Total Foreign Exchange Contracts (43,817)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 118,103
Total Interest Rate Contracts
118,103
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 160,311
Total Credit Contracts
160,311
Total $1,352,284
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts ( $ 250,928)
Total Equity Contracts (250,928)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (93,322)
Total Interest Rate Contracts (93,322)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (283,418)
Total Credit Contracts (283,418)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 49,884
Total Foreign Exchange Contracts 49,884
Total ($577,784)
The following table presents Conservative Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $31,545,913
Futures - Short (17,208,810)
Total Return Swaps - Long 1,377,523
Interest Rate Contracts
Futures - Long 3,843,892
Futures - Short (2,411,159)
Foreign Exchange Contracts
Futures - Long 4,914,716
Futures - Short (33,355)
Credit Contracts
Credit Default Swaps - Buy Protection (533,633)

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 42,614 $ 1,092 $ 6,410 $ 37,605 4,216 6.7%
Core High Yield Bond – 51,104 3,150 48,209 2,430 8.6
Core Investment Grade Corporate Bond – 66,651 3,270 63,405 3,225 11.3
International Large Cap ETF
1
8,597 647 – 9,746 384 1.7
Total Affiliated Registered Investment
Companies 51,211 158,965 28.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 25,361 36,190 50,565 10,992 1,099 2.0
Total Affiliated Short-Term Investments 25,361 10,992 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,532 33,828 34,046 5,314 5,314 1.0
Total Collateral Held for Securities Loaned 5,532 5,314 1.0
Total Value $82,104 $175,271
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(685) $994 $ – $1,093
Core High Yield Bond Fund 14 241 – 938
Core Investment Grade Corporate Bond Fund 1 23 – 915
International Large Cap ETF
1
– 502 443 204
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 6 (0) – 358
Total Income/Non Cash Income from Affiliated
Investments $3,508
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 19
Total Affiliated Income from Securities Loaned, Net $19
Total Value $(664) $1,760 $443
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 34.2% Value
Asset-Backed Securities 4.5%
522 Funding CLO, Ltd.
$ 350,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 349,164
Anchorage Capital CLO 20, Ltd.
150,000
6.875%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
150,029
Anchorage Capital CLO 21, Ltd.
250,000
5.575%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
250,000
Avis Budget Rental Car Funding
AESOP, LLC
250,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
250,705
250,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
244,472
Balboa Bay Loan Funding, Ltd.
300,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
299,326
Battalion CLO XI, Ltd.
400,000
5.617%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
394,448
Battalion CLO XIV, Ltd.
500,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
499,079
Battalion CLO XXI, Ltd.
500,000
5.673%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
500,030
Business Jet Securities, LLC
256,851
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
256,924
Capital Four US CLO V, Ltd.
500,000
5.630%,  (TSFR3M +
1.900%), 7/15/2037, Ser.
2026-5A, Class C
a,b,c
500,000
College Avenue Student Loans,
LLC
44,431
5.413%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
*,b
44,881
Columbia Cent CLO 33, Ltd.
375,000
5.568%,  (TSFR3M +
1.950%), 4/20/2037, Ser.
2024-33A, Class CR
a,b
375,225
Dryden 72 CLO, Ltd.
300,000
5.301%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
300,179
FirstLight Issuer, LLC
450,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
a,c
451,777
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
480,156
400,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
400,077
Principal
Amount Long-Term Fixed Income  34.2% Value
Asset-Backed Securities 4.5% - continued
$ 250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
$ 243,961
HOMES Trust
316,761
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,d
314,613
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
428,963
HPS Loan Management, Ltd.
325,000
5.439%,  (TSFR3M +
1.800%), 4/15/2037, Ser.
2024-19A, Class CR
a,b
325,459
Kennedy Lewis CLO 3, Ltd.
300,000
5.075%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
298,948
LCM 41, Ltd.
650,000
7.273%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
623,472
LEDN Issuer Trust
200,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
199,021
Lightpath Fiber Issuer, LLC
500,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
499,308
MetroNet Infrastructure Issuer, LLC
400,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
401,079
175,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
174,238
Octagon Investment Partners 50,
Ltd.
625,000
5.673%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
623,834
Pagaya AI Debt Grantor Trust
66,497
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
66,564
90,535
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
90,684
250,000
5.241%,  12/15/2033, Ser.
2026-3, Class A2
a
249,822
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
53,132
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
53,164
Palmer Square Loan Funding, Ltd.
425,000
5.523%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
422,589
250,000
5.173%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,705
250,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
247,988
450,000
5.394%,  (TSFR3M +
1.700%), 7/15/2034, Ser.
2026-1A, Class B
a,b
450,673

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.2% Value
Asset-Backed Securities 4.5% - continued
Park Blue CLO, Ltd.
$ 200,000
5.855%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
$ 200,322
PPM CLO 3, Ltd.
300,000
5.730%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
300,118
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
400,303
Rockford Tower CLO, Ltd.
500,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
500,244
Sculptor CLO XXVIII, Ltd.
300,000
5.625%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
300,073
Signal Peak CLO 1, Ltd.
250,000
5.630%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
249,591
Sixth Street CLO XI, Ltd.
400,000
5.504%,  (TSFR3M +
1.850%), 4/25/2037, Ser.
2018-11A, Class CR2
a,b
401,960
Sunnova Hestia II Issuer, LLC
308,631
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,e
296,590
Symphony CLO XX, Ltd.
500,000
6.680%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
501,342
TCW CLO, Ltd.
450,000
5.467%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,112
VERDE CLO, Ltd.
500,000
6.873%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
501,343
Veros Auto Receivables Trust
105,552
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
105,771
Zayo Issuer, LLC
375,000
5.546%,  4/20/2056, Ser.
2026-1A, Class A2
a
375,212
475,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
470,416
Total 16,763,954
Basic Materials <0.1%
FMC Corporation
23,000 8.450%,  11/1/2055
b
16,751
Peabody Energy Corporation,
Convertible
45,000 0.500%,  6/1/2031
a
41,378
Total 58,129
Principal
Amount Long-Term Fixed Income  34.2% Value
Capital Goods 0.3%
Array Technologies, Inc.,
Convertible
$ 48,000 1.000%,  12/1/2028 $ 44,487
8,000 2.875%,  7/1/2031
a
9,967
58,000 2.875%,  7/1/2031
a
72,262
BWX Technologies, Inc.,
Convertible
240,000 Zero Coupon,  11/1/2030
a
245,760
Fluor Corporation, Convertible
128,000 1.125%,  8/15/2029 169,344
Granite Construction, Inc.,
Convertible
86,000 3.250%,  6/15/2030 179,912
Greenbrier Companies, Inc.,
Convertible
85,000 2.875%,  4/15/2028
f
97,019
JBT Marel Corporation,
Convertible
127,000 0.375%,  9/15/2030
a
128,328
Mirion Technologies, Inc.,
Convertible
70,000 0.250%,  6/1/2030
a
74,515
64,000 Zero Coupon,  10/1/2031
a
60,237
Patrick Industries, Inc., Convertible
64,000 1.750%,  12/1/2028 94,551
Total 1,176,382
Collateralized Mortgage Obligations 7.1%
A&D Mortgage Trust
128,463
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
129,111
285,624
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
287,039
ACRA Trust
266,993
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
266,975
Archwest Mortgage Trust
250,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,d
249,478
Banc of America Alternative Loan
Trust
156,202
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 140,285
Banc of America Mortgage
Securities Trust
18,090
5.042%,  9/25/2035, Ser.
2005-H, Class 2A1
b
16,187
44,658
5.591%,  9/25/2035, Ser.
2005-H, Class 3A1
b
42,800
Bear Stearns ARM Trust
39,044
5.126%,  1/25/2034, Ser.
2003-8, Class 5A
b
37,532
Bellemeade Re, Ltd.
150,000
6.128%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
150,603
BRAVO Residential Funding Trust
285,448
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,d
282,350
Builder Circle Mortgage Trust
350,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a
351,750

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.2% Value
Collateralized Mortgage Obligations 7.1% -
continued
CFST Mortgage Trust
$ 325,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
$ 326,096
CHNGE Mortgage Trust
171,700
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
167,553
94,750
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
94,449
284,208
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
283,311
86,267
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
85,994
CIM Trust
280,231
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
279,328
Citigroup Mortgage Loan Trust,
Inc.
56,738
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 56,042
136,045
4.923%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
123,141
COLT Mortgage Loan Trust
222,274
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
222,639
CSMC Trust
171,098
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
147,949
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
99,813
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 88,472
64,875
3.895%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
53,899
Federal Home Loan Mortgage
Corporation - REMIC
389,694
4.000%,  1/25/2051, Ser.
5249, Class LA 382,787
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 494,236
716,674
1.500%,  3/25/2051, Ser.
5092, Class IC
g
61,742
400,000
5.250%,  3/25/2055, Ser.
5519, Class CL 393,537
325,000
5.000%,  5/25/2055, Ser.
5537, Class KM 315,731
365,198
7.628%,  (SOFR30A +
4.000%), 7/25/2026, Ser.
5567, Class MB
b
371,722
231,439
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 192,367
378,432
5.000%,  9/25/2054, Ser.
5473, Class HL 374,327
741,615
2.000%,  12/25/2050, Ser.
5051, Class WI
g
96,080
10,526
3.000%,  5/15/2027, Ser.
4046, Class GI
g
57
152,514
3.500%,  10/15/2032, Ser.
4119, Class KI
g
10,095
108,840
3.000%,  4/15/2033, Ser.
4203, Class DI
g
3,502
307,178
5.500%,  1/25/2046, Ser.
5617, Class AZ 303,729
Principal
Amount Long-Term Fixed Income  34.2% Value
Collateralized Mortgage Obligations 7.1% -
continued
Federal Home Loan Mortgage
Corporation STRIPS
$ 247,650
3.500%,  8/15/2035, Ser.
345, Class C8
g
$ 21,000
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 444,113
550,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 534,253
525,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 523,362
300,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 290,449
314,040
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 299,449
518,690
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
68,500
33,129
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
278
17,012
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
113
82,065
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
855
56,438
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
497
22,803
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
228
49,615
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
401
36,874
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
485
49,916
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
560
39,971
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
665
157,752
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
9,799
Flagstar Mortgage Trust
110,207
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
99,193
GCAT Trust
345,721
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
354,297
237,962
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
223,024
372,028
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
377,928
GMAC Mortgage Corporation
Loan Trust
53,747
3.851%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
47,263
19,619
4.263%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
8,779
GMACM Mortgage Loan Trust
16,458
3.325%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
8,181
GS Mortgage-Backed Securities
Trust
384,756
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,d
378,588

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.2% Value
Collateralized Mortgage Obligations 7.1% -
continued
$ 313,544
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
$ 312,750
GSAA Home Equity Trust
74,030
4.016%,  8/25/2034, Ser.
2004-10, Class M2
b
70,056
Home Re, Ltd.
187,998
8.228%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
191,657
HTAP Issuer Trust
251,163
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
249,938
439,559
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
437,501
IndyMac INDA Mortgage Loan
Trust
454,970
3.463%,  8/25/2036, Ser.
2006-AR1, Class A1
b
350,847
J.P. Morgan Mortgage Trust
164,779
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
141,170
169,520
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,d
167,765
288,669
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
285,413
61,106
4.942%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
40,075
LHOME Mortgage Trust
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
200,239
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
500,741
Merrill Lynch Alternative Note
Asset Trust
246,988
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 73,407
MFA Trust
317,128
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,d
317,602
Morgan Stanley Residential
Mortgage Loan Trust
375,125
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,d
368,820
405,486
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,d
403,076
293,570
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
292,117
MortgageIT Securities Corporation
Mortgage Loan Trust
463,580
4.223%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
411,658
NYMT Loan Trust
387,772
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
384,136
PMT Loan Trust
237,167
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
240,928
PRET, LLC
413,293
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,d
410,061
Principal
Amount Long-Term Fixed Income  34.2% Value
Collateralized Mortgage Obligations 7.1% -
continued
$ 466,695
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,d
$ 466,785
321,556
5.693%,  5/25/2056, Ser.
2026-NPL6, Class A1
a,d
321,270
300,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
300,281
PRKCM Trust
181,916
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
181,334
155,568
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
155,948
PRPM Trust
150,000
6.124%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
149,274
PRPM, LLC
226,958
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
223,528
250,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
239,541
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
289,776
300,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,d
296,470
409,478
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
409,692
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
300,345
Radnor Re, Ltd.
141,432
6.528%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
141,785
RCO IX Mortgage, LLC
164,551
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
164,546
217,913
5.765%,  5/25/2031, Ser.
2026-2, Class A1
a,d
217,537
Residential Accredit Loans, Inc.
Trust
60,132
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 53,537
62,388
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 51,611
Residential Asset Securitization
Trust
82,789
4.269%,  1/25/2034, Ser.
2004-IP1, Class A1
b
79,335
Residential Funding Mortgage
Security I Trust
129,096
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 104,674
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
400,290
Saluda Grade Alternative
Mortgage Trust
211,433
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
210,927
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
649,254
Sequoia Mortgage Trust
300,000
5.915%,  3/25/2054, Ser.
2024-2, Class A13
a,b
300,637

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.2% Value
Collateralized Mortgage Obligations 7.1% -
continued
$ 425,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
$ 402,832
250,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
238,522
Splitero Trust
350,000
5.750%,  6/25/2056, Ser.
2026-1, Class A1
a,d
346,003
Structured Adjustable Rate
Mortgage Loan Trust
35,622
4.486%,  7/25/2035, Ser.
2005-15, Class 4A1
b
31,435
Triangle Re, Ltd.
66,759
7.028%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
67,019
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
550,649
Unlock HEA Trust
285,987
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
285,479
233,762
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
232,879
348,211
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
347,337
Velocity Commercial Capital Loan
Trust
174,318
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
176,388
180,273
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
181,550
183,681
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
186,807
Verus Securitization Trust
385,177
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
385,612
196,830
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
174,706
VOLT C, LLC
408,589
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
408,824
VOLT CVI, LLC
277,896
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
278,266
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
402,557
Total 26,830,354
Commercial Mortgage-Backed Securities 0.5%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
235,585
BANK
2,090,332
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
93,340
600,000
4.450%,  5/15/2061, Ser.
2018-BN12, Class AS
b
581,963
BBCMS Mortgage Trust
2,227,923
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
127,324
Principal
Amount Long-Term Fixed Income  34.2% Value
Commercial Mortgage-Backed Securities 0.5%
- continued
$ 250,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
$ 251,012
PFP, Ltd.
450,000
4.970%,  (TSFR1M +
1.320%), 12/18/2043, Ser.
2026-14, Class A
a,b
449,860
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
251,196
Total 1,990,280
Communications Services 0.1%
Bell Telephone Company of
Canada
27,500 7.000%,  9/15/2055
b
28,417
Cable One, Inc., Convertible
41,000 1.125%,  3/15/2028 26,650
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,811
27,500 7.125%,  4/15/2055
b
28,254
Snap, Inc., Convertible
47,000 0.125%,  3/1/2028 43,184
166,000 0.500%,  5/1/2030 135,041
TELUS Corporation
21,000 6.625%,  10/15/2055
b
21,293
Verizon Communications, Inc.
45,000 6.200%,  5/14/2056
b
45,494
Vodafone Group plc
67,000 7.000%,  4/4/2079
b
69,482
Total 447,626
Consumer Cyclical 0.4%
Burlington Stores, Inc., Convertible
44,000 1.250%,  12/15/2027 70,026
Compass, Inc., Convertible
173,000 0.250%,  4/15/2031
a
187,878
Cracker Barrel Old Country Store,
Inc., Convertible
12,000 1.750%,  9/15/2030 12,236
DraftKings Holdings, Inc.,
Convertible
242,000 Zero Coupon,  3/15/2028 224,771
EZCORP, Inc., Convertible
52,000 3.750%,  12/15/2029
a
163,429
General Motors Financial
Company, Inc.
18,000 5.750%,  9/30/2027
b,h
17,985
11,500 5.700%,  9/30/2030
b,h
11,498
Live Nation Entertainment, Inc.,
Convertible
66,000 3.125%,  1/15/2029
f
117,579
49,000 2.875%,  1/15/2030 58,482
80,000 2.875%,  10/15/2031
a
88,152
Marriott Vacations Worldwide
Corporation, Convertible
94,000 3.250%,  12/15/2027 92,214
Meritage Homes Corporation,
Convertible
32,000 1.750%,  5/15/2028 32,976

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.2% Value
Consumer Cyclical 0.4% - continued
Uber Technologies, Inc.,
Convertible
$ 60,000 Zero Coupon,  5/15/2028 $ 69,252
87,000 0.875%,  12/1/2028 104,052
Wayfair, Inc., Convertible
40,000 3.250%,  9/15/2027 60,020
Total 1,310,550
Consumer Non-Cyclical 0.3%
Chefs' Warehouse, Inc.,
Convertible
51,000 2.375%,  12/15/2028 113,888
CVS Health Corporation
31,000 6.750%,  12/10/2054
b
32,297
Envista Holdings Corporation,
Convertible
23,000 1.750%,  8/15/2028 23,014
Integer Holdings Corporation,
Convertible
39,000 2.125%,  2/15/2028 47,482
214,000 1.875%,  3/15/2030 206,777
Jazz Investments I, Ltd.,
Convertible
153,000 3.125%,  9/15/2030 260,712
LCI Industries, Convertible
114,000 3.000%,  3/1/2030
f
127,395
Post Holdings, Inc., Convertible
86,000 2.500%,  8/15/2027 89,010
Spectrum Brands, Inc.,
Convertible
64,000 3.375%,  6/1/2029 66,541
Winnebago Industries, Inc.,
Convertible
61,000 3.250%,  1/15/2030 56,578
Zoetis, Inc., Convertible
103,000 0.250%,  6/15/2029
a
93,476
Total 1,117,170
Energy 0.2%
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,h
50,414
56,000 6.450%,  12/1/2033
b,h
58,133
Crescent Energy Company,
Convertible
149,000 2.750%,  3/15/2031
a
146,541
Enbridge, Inc.
40,000 7.375%,  1/15/2083
b
40,954
56,000 7.625%,  1/15/2083
b
60,621
Energy Transfer, LP
34,000 8.000%,  5/15/2054
b
36,093
17,000 7.125%,  5/15/2030
b,h
17,541
Northern Oil and Gas, Inc.,
Convertible
151,000 3.625%,  4/15/2029 144,296
Phillips 66 Company
26,000 6.200%,  3/15/2056
b
26,114
TransCanada PipeLines, Ltd.
42,000 6.375%,  10/17/2056
b,f
42,488
TransCanada Trust
55,000 5.875%,  8/15/2076
b
55,049
Principal
Amount Long-Term Fixed Income  34.2% Value
Energy 0.2% - continued
UGI Corporation, Convertible
$ 33,000 5.000%,  6/1/2028 $ 44,157
Venture Global LNG, Inc.
55,000 9.000%,  9/30/2029
a,b,h
53,697
Total 776,098
Financials 1.0%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
41,408
American Express Company
50,000 3.550%,  9/15/2026
b,h
49,782
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,h
70,622
Bank of New York Mellon
Corporation
50,000 5.950%,  12/20/2030
b,h
50,171
Bank of Nova Scotia
43,000 6.875%,  10/27/2085
b
43,509
Boston Properties, LP, Convertible
50,000 2.000%,  10/1/2030
a
48,350
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,h
27,913
Charles Schwab Corporation
90,000 6.100%,  6/1/2031
b,h
90,020
CHL Mortgage Pass-Through Trust
4,435
6.057%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
4,590
172,367
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 68,583
Citigroup, Inc.
55,000 7.625%,  11/15/2028
b,h
57,147
34,000 7.125%,  8/15/2029
b,h
34,785
28,000 6.950%,  2/15/2030
b,h
28,645
45,000 7.000%,  8/15/2034
b,h
46,940
60,000 6.625%,  12/29/2049
b
61,128
39,000 6.875%,  12/29/2049
b
39,941
Citizens Financial Group, Inc.
45,000 4.000%,  10/6/2026
b,h
44,677
Coinbase Global, Inc., Convertible
87,000 Zero Coupon,  10/1/2029
a
74,863
85,000 0.250%,  4/1/2030 76,160
116,000 Zero Coupon,  10/1/2032
a
90,016
COPT Defense Properties, LP,
Convertible
18,000 5.250%,  9/15/2028
a
22,985
Core Scientific, Inc., Convertible
24,000 3.000%,  9/1/2029
a
59,194
34,000 Zero Coupon,  6/15/2031
a
47,787
Corebridge Financial, Inc.
31,000 6.375%,  9/15/2054
b
30,775
32,000 6.875%,  12/15/2052
b
32,464
Countrywide Home Loan
Mortgage Pass Through Trust
272,592
4.621%,  11/25/2035, Ser.
2005-22, Class 2A1
b
224,182
Credit Suisse Group AG
32,000 7.250%,  N/A
*,i
7,680
22,000 7.500%,  N/A
*,i
5,280

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.2% Value
Financials 1.0% - continued
Dai-ichi Life Insurance Company,
Ltd.
$ 60,000 6.200%,  1/16/2035
a,b,h
$ 61,144
Digital Realty Trust, LP, Convertible
61,000 1.875%,  11/15/2029
a
65,361
Encore Capital Group, Inc.,
Convertible
60,000 4.000%,  3/15/2029 91,611
Federal Realty OP, LP, Convertible
28,000 3.250%,  1/15/2029
a
30,828
Goldman Sachs Group, Inc.
33,000 3.650%,  8/10/2026
b,h
32,950
29,000 6.125%,  11/10/2034
b,f,h
29,067
Hartford Insurance Group, Inc.
22,000
6.038%,  (TSFR3M +
2.387%), 2/12/2047
a,b
21,621
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
21,000 3.750%,  8/15/2028
a,f
31,206
Healthcare Realty Holdings, LP,
Convertible
36,000 3.000%,  1/15/2032
a
36,846
Hercules Capital, Inc., Convertible
7,000 4.750%,  9/1/2028
a
6,836
Huntington Bancshares, Inc./OH
28,000 4.450%,  10/15/2027
b,h
27,579
Huntington Bank Auto Credit-
Linked Notes
124,463
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
124,988
JPMorgan Chase & Company
30,000 6.500%,  4/1/2030
b,h
30,720
Kimco Realty OP, LLC, Convertible
29,000 3.500%,  6/15/2031
a
29,493
Kite Realty Group, LP, Convertible
11,000 0.750%,  4/1/2027
a
13,462
Lincoln National Corporation
16,000
6.268%,  (TSFR3M +
2.619%), 8/17/2026
b
13,958
M&T Bank Corporation
96,000 3.500%,  9/1/2026
b,h
95,276
MetLife, Inc.
30,000 6.350%,  3/15/2055
b,f
30,747
34,000 5.875%,  3/15/2028
b,h
34,094
37,000 6.400%,  12/15/2036 37,699
Nippon Life Insurance Company
100,000 5.950%,  4/16/2054
a,b
101,472
Pebblebrook Hotel Trust,
Convertible
85,000 1.625%,  1/15/2030
a
113,900
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,h
42,585
43,000 6.250%,  3/15/2030
b,h
43,957
Provident Financing Trust I
42,000 7.405%,  3/15/2038 43,216
Prudential Financial, Inc.
43,000 6.750%,  3/1/2053
b
45,242
28,000 6.250%,  6/15/2056
b
28,062
27,000 3.700%,  10/1/2050
b
25,027
Principal
Amount Long-Term Fixed Income  34.2% Value
Financials 1.0% - continued
Realty Income Corporation,
Convertible
$ 45,000 3.500%,  1/15/2029
a
$ 46,238
Rexford Industrial Realty, LP,
Convertible
34,000 4.375%,  3/15/2027
a
33,796
18,000 4.125%,  3/15/2029
a
17,676
Royal Bank of Canada
40,000 6.750%,  8/24/2085
b
40,687
Shift4 Payments, Inc., Convertible
137,000 0.500%,  8/1/2027 130,493
Starwood Property Trust, Inc.,
Convertible
78,000 6.750%,  7/15/2027 78,858
State Street Corporation
28,000 6.700%,  3/15/2029
b,h
28,958
Sumisho Air Lease Corporation
49,000 8.256%,  9/15/2026
b,h
49,238
Sumitomo Life Insurance Company
75,000 3.375%,  4/15/2081
a,b
68,560
Tanger Properties, LP, Convertible
14,000 2.375%,  1/15/2031
a,f
15,008
Terawulf, Inc., Convertible
15,000 2.750%,  2/1/2030
a
45,864
22,000 1.000%,  9/1/2031
a
47,045
21,000 Zero Coupon,  5/1/2032
a
31,079
Truist Financial Corporation
35,000 5.100%,  3/1/2030
b,h
34,945
30,000 6.250%,  6/15/2031
b,h
30,007
Wells Fargo & Company
58,000 7.625%,  9/15/2028
b,h
61,023
Welltower OP, LLC, Convertible
60,000 2.750%,  5/15/2028
a
141,900
38,000 3.125%,  7/15/2029
a
68,115
Total 3,738,034
Mortgage-Backed Securities 12.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
282,284 2.000%,  1/1/2052 229,000
868,586 6.000%,  1/1/2055 908,705
1,457,798 2.500%,  5/1/2051 1,235,570
840,148 3.500%,  5/1/2052 768,533
875,192 4.000%,  5/1/2052 825,420
2,350,952 5.000%,  7/1/2053 2,334,477
557,203 5.500%,  7/1/2053 564,433
247,743 5.000%,  8/1/2053 246,683
331,170 5.500%,  9/1/2053 337,521
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
554,551 2.500%,  7/1/2030 535,892
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,050,000 5.000%,  7/1/2041
c
1,054,217
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
674,778 3.500%,  5/1/2040 638,214

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.2% Value
Mortgage-Backed Securities 12.7% - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 2,111,893 3.000%,  1/1/2052 $ 1,858,435
335,604 2.000%,  2/1/2051 272,256
223,413 2.000%,  2/1/2051 181,242
1,081,453 2.500%,  2/1/2051 907,118
1,059,758 2.500%,  2/1/2051 904,544
1,646,324 2.000%,  3/1/2051 1,325,945
1,028,211 4.000%,  3/1/2051 973,646
2,288,978 3.000%,  3/1/2052 2,015,966
1,517,112 2.000%,  4/1/2051 1,222,818
1,468,173 3.000%,  4/1/2051 1,282,943
915,867 5.500%,  4/1/2054 933,433
398,641 2.000%,  5/1/2051 321,709
698,151 3.000%,  5/1/2051 623,686
727,047 3.000%,  6/1/2050 652,077
298,260 4.000%,  6/1/2052 280,047
1,329,545 5.000%,  6/1/2053 1,322,029
1,641,707 2.500%,  7/1/2051 1,406,745
539,131 3.500%,  7/1/2051 494,777
900,000 2.500%,  7/1/2056
c
751,852
677,203 2.500%,  8/1/2050 579,238
1,172,646 3.500%,  8/1/2050 1,080,035
1,495,123 3.500%,  8/1/2052 1,358,558
1,437,634 4.500%,  8/1/2052 1,386,304
946,163 4.500%,  8/1/2052 911,514
344,174 5.000%,  8/1/2053 342,122
1,019,459 3.500%,  9/1/2052 935,264
430,869 3.500%,  9/1/2052 393,984
277,358 5.000%,  9/1/2052 275,030
231,768 4.500%,  9/1/2053 224,357
776,048 4.500%,  9/1/2053 748,922
1,471,317 4.000%,  10/1/2052 1,388,041
420,149 2.000%,  11/1/2051 340,833
550,854 3.500%,  11/1/2052 505,530
1,631,434 2.000%,  12/1/2050 1,324,097
2,747,934 4.500%,  12/1/2052 2,662,254
2,775,000 5.000%,  7/1/2041
c
2,726,442
1,250,000 6.000%,  8/1/2041
c
1,273,758
275,000 5.500%,  7/1/2042
c
275,879
675,000 4.000%,  7/1/2049
c
630,807
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
611,872 3.500%,  7/1/2061 548,432
772,199 4.000%,  12/1/2061 712,789
Total 48,034,123
Technology 0.9%
Akamai Technologies, Inc.,
Convertible
30,000 0.375%,  9/1/2027 35,950
33,000 1.125%,  2/15/2029 39,248
55,000 Zero Coupon,  5/15/2030
a
51,722
40,000 Zero Coupon,  5/15/2032
a
36,775
56,000 0.250%,  5/15/2033 81,662
Amkor Technology, Inc.,
Convertible
217,000 Zero Coupon,  7/15/2031
a
258,620
Applied Digital Corporation,
Convertible
29,000 2.750%,  6/1/2030 115,462
Principal
Amount Long-Term Fixed Income  34.2% Value
Technology 0.9% - continued
Avnet, Inc., Convertible
$ 35,000 1.750%,  9/1/2030
a
$ 48,965
Block, Inc., Convertible
18,000 0.250%,  11/1/2027 17,055
Ciena Corporation, Convertible
237,000 Zero Coupon,  9/15/2031
a
249,443
CoreWeave, Inc., Convertible
41,000 1.750%,  12/1/2031
a
48,843
64,000 1.750%,  10/1/2032
a
70,451
Euronet Worldwide, Inc.,
Convertible
52,000 0.625%,  10/1/2030
a
46,797
Global Payments, Inc., Convertible
98,000 1.500%,  3/1/2031 87,955
InterDigital, Inc., Convertible
20,000 3.500%,  6/1/2027 73,170
Lumentum Holdings, Inc.,
Convertible
17,000 0.500%,  6/15/2028 110,917
32,000 0.375%,  3/15/2032
a
147,600
Microchip Technology, Inc.,
Convertible
46,000 Zero Coupon,  2/15/2030
a
52,947
59,000 0.750%,  6/1/2030
f
64,864
MKS, Inc., Convertible
100,000 1.250%,  6/1/2030 294,357
ON Semiconductor Corporation,
Convertible
44,000 Zero Coupon,  5/1/2027 80,027
59,000 0.500%,  3/1/2029 71,095
74,000 Zero Coupon,  5/1/2031
a
73,556
Progress Software Corporation,
Convertible
119,000 3.500%,  3/1/2030 113,783
Semtech Corporation, Convertible
25,000 1.625%,  11/1/2027 107,950
79,000 Zero Coupon,  10/15/2030
a
145,005
Synaptics, Inc., Convertible
105,000 0.750%,  12/1/2031
f
155,852
Viavi Solutions, Inc., Convertible
55,000 0.625%,  3/1/2031
a
195,494
Vishay Intertechnology, Inc.,
Convertible
116,000 2.250%,  9/15/2030
f
230,144
Western Digital Corporation,
Convertible
14,000 3.000%,  11/15/2028 235,752
Ziff Davis, Inc., Convertible
4,000 1.750%,  11/1/2026
f
3,945
69,000 3.625%,  3/1/2028
a
68,671
Total 3,414,077
U.S. Government & Agencies 5.6%
U.S. Treasury Bonds
300,000 4.250%,  2/15/2054 267,680
2,500,000 4.750%,  11/15/2053 2,418,555
1,200,000 4.625%,  2/15/2035 1,219,031
1,450,000 3.250%,  5/15/2042 1,193,871
4,000,000 3.375%,  8/15/2042 3,337,656
1,200,000 4.750%,  2/15/2045 1,173,797
250,000 4.625%,  2/15/2046 239,961

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.2% Value
U.S. Government & Agencies 5.6% - continued
U.S. Treasury Notes
$ 470,000 0.500%,  4/30/2027 $ 456,414
1,550,000 1.125%,  2/29/2028 1,474,861
2,500,000 3.500%,  9/30/2029 2,449,219
200,000 3.625%,  9/30/2030 195,594
850,000 3.875%,  4/30/2031 837,781
715,000 1.375%,  11/15/2031 617,470
900,000 4.125%,  11/15/2032 891,914
100,000 3.375%,  5/15/2033 94,449
1,000,000 4.000%,  2/15/2034 976,953
3,100,000 4.375%,  5/15/2036 3,083,531
Total 20,928,737
Utilities 0.6%
AES Corporation
30,000 7.600%,  1/15/2055
b
30,716
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
49,514
Alliant Energy Corporation,
Convertible
28,000 3.250%,  5/30/2028 30,811
American Electric Power
Company, Inc.
30,000 6.050%,  3/15/2056
b
29,831
51,000 6.950%,  12/15/2054
b,f
54,468
CenterPoint Energy, Inc.
24,000 7.000%,  2/15/2055
b
24,860
14,000 6.700%,  5/15/2055
b
14,405
CenterPoint Energy, Inc.,
Convertible
44,000 3.000%,  8/1/2028
a
46,750
35,000 2.875%,  5/15/2029
a
35,217
CMS Energy Corporation,
Convertible
45,000 3.375%,  5/1/2028 50,197
34,000 3.125%,  5/1/2031
a
34,612
Dominion Energy, Inc.
34,000 6.875%,  2/1/2055
b
35,133
34,000 7.000%,  6/1/2054
b
35,999
43,000 6.250%,  12/15/2056
b
43,182
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
55,190
33,000 6.450%,  9/1/2054
b,f
34,267
Duke Energy Corporation,
Convertible
82,000 3.000%,  3/15/2029
a
81,590
Edison International
28,000 7.875%,  6/15/2054
b
28,801
43,000 5.000%,  12/15/2026
b,h
42,403
Entergy Corporation
18,000 5.875%,  6/15/2056
b
18,003
35,000 6.100%,  6/15/2056
b
35,072
Evergy, Inc., Convertible
59,000 4.500%,  12/15/2027 83,922
Exelon Corporation, Convertible
53,000 3.250%,  3/15/2029
a
53,753
FirstEnergy Corporation,
Convertible
73,000 3.625%,  1/15/2029 79,679
54,000 3.875%,  1/15/2031 59,951
Principal
Amount Long-Term Fixed Income  34.2% Value
Utilities 0.6% - continued
NextEra Energy Capital Holdings,
Inc.
$ 31,000 3.800%,  3/15/2082
b
$ 30,577
68,000 6.750%,  6/15/2054
b
70,825
31,000 6.625%,  10/1/2066
b
31,477
NextEra Energy Capital Holdings,
Inc., Convertible
39,000 3.000%,  3/1/2027 51,227
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,466
35,000 5.750%,  7/15/2056
b,f
34,949
32,000 6.950%,  11/30/2054
b
33,088
NRG Energy, Inc.
46,000 10.250%,  3/15/2028
a,b,h
49,636
PacifiCorp
30,000 7.125%,  8/15/2056
b
29,799
PG&E Corporation, Convertible
241,000 4.250%,  12/1/2027 246,302
Pinnacle West Capital Corporation,
Convertible
29,000 4.750%,  6/15/2027 34,556
PPL Capital Funding, Inc.,
Convertible
57,000 2.875%,  3/15/2028 64,695
57,000 3.000%,  12/1/2030
a
57,958
Puget Energy, Inc.
28,000 7.000%,  9/15/2056
b
28,306
Sempra
28,000 6.550%,  4/1/2055
b
28,227
28,000 6.625%,  4/1/2055
b
28,312
26,000 6.400%,  10/1/2054
b
26,139
28,000 6.875%,  10/1/2054
b,f
28,564
Southern Company
64,000 3.750%,  9/15/2051
b
63,782
Southern Company, Convertible
42,000 4.500%,  6/15/2027 46,263
91,000 3.250%,  6/15/2028 91,961
WEC Energy Group, Inc.
35,000 5.625%,  5/15/2056
b
34,789
WEC Energy Group, Inc.,
Convertible
44,000 4.375%,  6/1/2027 53,218
40,000 3.375%,  6/1/2028 41,520
44,000 4.375%,  6/1/2029 54,516
Xcel Energy, Inc.
28,000 5.750%,  12/3/2056
b
27,671
Total 2,392,149
Total Long-Term Fixed Income
(cost $130,340,841) 128,977,663
Shares Common Stock 33.8% Value
Communications Services 2.8%
8,010 Alphabet, Inc., Class A 2,862,534
9,597 Alphabet, Inc., Class C 3,390,908
5,795 AT&T, Inc. 119,956
11,150 Comcast Corporation 273,733
165 Liberty Global, Ltd., Class A
j
1,876
3,994 Meta Platforms, Inc. 2,249,780
6,694 Netflix, Inc.
j
477,952
578 Reddit, Inc.
j
100,329
261 ROBLOX Corporation
j
14,193

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  33.8% Value
Communications Services 2.8% - continued
43 Space Exploration Technologies
Corporation
j
$ 7,347
11,419 Universal Music Group NV 239,222
1,774 Walt Disney Company 170,748
13,682 Warner Brothers Discovery, Inc.
j
364,762
15,127 Warner Music Group Corporation 409,488
Total 10,682,828
Consumer Discretionary 3.4%
5,887 ADT, Inc. 38,265
1,471 Advance Auto Parts, Inc. 91,526
2,054 Airbnb, Inc.
j
293,927
19,284 Amazon.com, Inc.
j
4,596,149
4,219 Aptiv plc
j
258,962
23 AutoZone, Inc.
j
73,507
540 Boot Barn Holdings, Inc.
j
88,706
266 Build-A-Bear Workshop, Inc. 8,142
2,334 D.R. Horton, Inc. 380,162
1,203 Etsy, Inc.
j
90,622
692 Five Below, Inc.
j
124,415
386 Frontdoor, Inc.
j
29,950
479 Garmin, Ltd. 113,782
1,619 Garrett Motion, Inc. 58,656
3,683 General Motors Company 283,886
1,475 Hasbro, Inc. 121,820
1,219 Hilton Worldwide Holdings, Inc. 402,831
1,570 Home Depot, Inc. 553,708
796 Laureate Education, Inc.
j
28,911
2,800 Life Time Group Holdings, Inc.
j
114,352
2,761 Lowe's Companies, Inc. 608,773
219 Monarch Casino & Resort, Inc. 28,823
124 Murphy USA, Inc. 66,820
2,222 O'Reilly Automotive, Inc.
j
204,624
1,513 Pattern Group, Inc.
j
38,112
674 PulteGroup, Inc. 92,479
1,983 Ross Stores, Inc. 422,081
1,516 SharkNinja, Inc.
j
230,841
14,251 Sony Group Corporation ADR
f
285,875
543 Tapestry, Inc. 79,484
3,489 Tesla, Inc.
j
1,467,473
396 Texas Roadhouse, Inc. 76,519
1,818 TJX Companies, Inc. 275,427
1,515 Universal Technical Institute, Inc.
j
64,797
3,211 Viking Holdings, Ltd.
j
336,095
421 Williams-Sonoma, Inc. 98,135
5,095 Wyndham Hotels & Resorts, Inc. 429,050
1,508 Wynn Resorts, Ltd. 146,412
Total 12,704,099
Consumer Staples 1.1%
2,592 BellRing Brands, Inc.
j
33,540
121 Casey's General Stores, Inc. 96,170
519 Chefs' Warehouse, Inc.
j
49,876
5,496 Coca-Cola Company 446,660
537 Colgate-Palmolive Company 49,232
53 Costco Wholesale Corporation 49,580
2,315 Darling Ingredients, Inc.
j
126,445
1,084 John B. Sanfilippo & Son, Inc. 93,213
17,224 Keurig Dr Pepper, Inc. 563,742
665 Monster Beverage Corporation
j
63,920
2,176 PepsiCo, Inc. 294,630
12 Procter & Gamble Company 1,760
8,508 Sysco Corporation 711,099
1,006 Turning Point Brands, Inc. 85,319
Shares Common Stock  33.8% Value
Consumer Staples 1.1% - continued
10,502 Unilever plc ADR $ 631,380
209 United Natural Foods, Inc.
j
9,545
5,709 Walmart, Inc. 646,601
349 WD-40 Company 85,030
Total 4,037,742
Energy 1.5%
4,251 Antero Midstream Corporation 96,710
2,133 Chevron Corporation 353,566
7,871 ConocoPhillips 818,269
15,193 Devon Energy Corporation 627,775
1,253 DHT Holdings, Inc. 20,712
20,159 Enterprise Products Partners, LP 741,045
472 EOG Resources, Inc. 61,232
1,252 Expand Energy Corporation 114,170
10,445 Exxon Mobil Corporation 1,428,040
14,866 Halliburton Company 504,701
3,915 Kinder Morgan, Inc. 125,162
1,710 Marathon Petroleum Corporation 437,196
1,288 Matador Resources Company 64,117
5,083 Patterson-UTI Energy, Inc. 46,662
6,827 Permian Resources Corporation 125,685
1,059 Talos Energy, Inc.
j
13,672
1,397 TechnipFMC plc 92,621
593 Williams Companies, Inc. 44,084
Total 5,715,419
Financials 4.5%
198 Affiliated Managers Group, Inc. 67,003
1,162 Allstate Corporation 276,486
3,566 Ally Financial, Inc. 163,858
1,029 American Express Company 348,059
333 American Financial Group, Inc. 46,600
5,953 American International Group, Inc. 443,677
134 Ameriprise Financial, Inc. 61,474
148 Aon plc 49,090
1,794 Arch Capital Group, Ltd.
j
174,126
1,460 Associated Banc-Corp 44,924
1,641 Atlantic Union Bankshares
Corporation 69,431
229 Banc of California, Inc. 4,678
24,212 Bank of America Corporation 1,379,600
4,843 Bank of New York Mellon
Corporation 700,346
669 Beacon Financial Corporation 20,371
1,895 Berkshire Hathaway, Inc.
j
948,239
5,761 BGC Group, Inc. 61,585
236 BlackRock, Inc. 226,928
2,923 Bridgewater Bancshares, Inc.
j
61,500
1,176 Byline Bancorp, Inc. 44,288
4,299 Capital One Financial Corporation 862,465
154 Central Pacific Financial
Corporation 5,883
8,560 Charles Schwab Corporation 789,831
1,459 Chubb, Ltd. 497,140
718 Citigroup, Inc. 100,491
125 CNB Financial Corporation 4,214
427 Community Trust Bancorp, Inc. 30,898
243 ConnectOne Bancorp, Inc. 8,126
553 Customers Bancorp, Inc.
j
43,742
187 Enova International, Inc.
j
45,017
499 Federal Agricultural Mortgage
Corporation 99,436
1,960 Fifth Third Bancorp 110,485

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  33.8% Value
Financials 4.5% - continued
189 Financial Institutions, Inc. $ 7,365
279 First American Financial
Corporation 19,137
62 First Financial Corporation 4,801
5,464 Genworth Financial, Inc.
j
51,744
454 Goosehead Insurance, Inc.
j
22,019
100 Great Southern Bancorp, Inc. 7,841
687 Hanmi Financial Corporation 22,259
406 Hometrust Bancshares, Inc. 20,255
395 Houlihan Lokey, Inc. 52,981
14,535 Huntington Bancshares, Inc./OH 257,706
209 Independent Bank Corporation/MI 7,539
5,339 Intercontinental Exchange, Inc. 657,284
5,817 JPMorgan Chase & Company 1,904,079
664 M&T Bank Corporation 158,039
405 Marsh & McLennan Companies,
Inc. 67,501
236 Mastercard, Inc. 121,210
180 Mercury General Corporation 19,192
4,922 MetLife, Inc. 416,450
1,310 MGIC Investment Corporation 36,942
6,757 Morgan Stanley 1,412,483
910 Nasdaq, Inc. 71,726
72 NBT Bancorp, Inc. 3,555
358 Neptune Insurance Holdings, Inc.
j
11,277
642 NMI Holdings, Inc.
j
26,380
737 Northern Trust Corporation 128,120
315 OFG Bancorp 15,457
2,752 Old National Bancorp 71,277
3,576 Old Republic International
Corporation 146,330
1,790 Old Second Bancorp, Inc. 41,743
399 Orrstown Financial Services, Inc. 16,291
996 Oscar Health, Inc.
j
28,406
49 PNC Financial Services Group,
Inc. 12,065
321 Reinsurance Group of America,
Inc. 68,261
2,923 Robinhood Markets, Inc.
j
293,118
38 S&P Global, Inc. 15,476
2,223 SEI Investments Company 194,979
837 Simmons First National
Corporation 18,958
652 SouthState Bank Corporation 65,135
153 StoneX Group, Inc.
j
18,130
124 TriCo Bancshares 6,677
1,201 Triumph Financial, Inc.
j
91,648
1,562 Truist Financial Corporation 77,819
582 U.S. Bancorp 35,153
790 United Community Banks, Inc. 27,721
305 Universal Insurance Holdings, Inc. 12,615
4,264 Valley National Bancorp 62,468
2,506 Visa, Inc. 859,784
15,960 Wells Fargo & Company 1,318,934
290 WesBanco, Inc. 11,319
565 Wintrust Financial Corporation 90,807
760 Zions Bancorp NA 52,584
Total 16,951,031
Health Care 3.4%
1,842 AbbVie, Inc. 463,521
1,187 Agilent Technologies, Inc. 157,669
914 Amgen, Inc. 330,978
3,939 Boston Scientific Corporation
j
168,117
1,775 BrightSpring Health Services, Inc.
j
123,789
Shares Common Stock  33.8% Value
Health Care 3.4% - continued
3,914 Bristol-Myers Squibb Company $ 225,525
891 Cencora, Inc. 252,135
802 Centene Corporation
j
51,480
2,480 Cigna Group 683,686
2,594 Concentra Group Holdings Parent,
Inc. 77,172
750 CVS Health Corporation 77,588
1,761 Danaher Corporation 335,435
1,391 Dexcom, Inc.
j
93,684
66 Edwards Lifesciences Corporation
j
5,970
87 Elevance Health, Inc. 33,646
896 Eli Lilly & Company 1,074,689
743 Encompass Health Corporation 75,102
2,003 Exelixis, Inc.
j
108,983
3,217 Gilead Sciences, Inc. 406,436
2,834 ICON plc
j
492,294
496 ICU Medical, Inc.
j
72,714
788 Illumina, Inc.
j
138,554
217 Insulet Corporation
j
33,038
1,273 Intuitive Surgical, Inc.
j
506,247
536 Janux Therapeutics, Inc.
j
8,233
500 Jazz Pharmaceuticals, Inc.
j
120,485
6,044 Johnson & Johnson 1,534,995
2,564 Labcorp Holdings, Inc. 717,920
964 LivaNova plc
j
79,270
452 Medpace Holdings, Inc.
j
239,375
3,321 Medtronic plc 259,802
8,707 Merck & Company, Inc. 1,118,850
95 Mettler-Toledo International, Inc.
j
121,363
1,997 Neurocrine Biosciences, Inc.
j
336,564
499 Regeneron Pharmaceuticals, Inc. 311,146
428 Repligen Corporation
j
58,396
2,497 Royalty Pharma plc 140,007
599 Stryker Corporation 188,589
566 Tenet Healthcare Corporation
j
105,887
1,544 Twist Bioscience Corporation
j
158,847
249 UFP Technologies, Inc.
j
66,017
117 United Therapeutics Corporation
j
63,394
1,646 UnitedHealth Group, Inc. 684,127
430 Veeva Systems, Inc.
j
76,312
1,499 Waystar Holding Corporation
j
30,774
5,181 Zimmer Biomet Holdings, Inc. 446,032
Total 12,854,837
Industrials 4.3%
860 3M Company 139,243
162 Acuity, Inc.
f
61,019
282 Advanced Drainage Systems, Inc. 44,263
2,616 Allegheny Technologies, Inc.
j
515,613
532 Allegion plc 74,741
8,309 Amentum Holdings, Inc.
j
171,747
1,200 AMETEK, Inc. 290,328
247 Applied Industrial Technologies,
Inc. 83,523
747 Automatic Data Processing, Inc. 167,291
1,333 Badger Infrastructure Solutions,
Ltd. 87,429
2,310 Barrett Business Services, Inc. 82,051
148 Bloom Energy Corporation
j
44,800
344 BWX Technologies, Inc. 66,960
535 C.H. Robinson Worldwide, Inc. 100,762
847 Caterpillar, Inc. 901,970
249 CECO Environmental Corporation
j
22,594
865 Clean Harbors, Inc.
j
258,419
57,294 CNH Industrial NV 643,412

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  33.8% Value
Industrials 4.3% - continued
2,260 Copart, Inc.
j
$ 63,709
200 CSW Industrials, Inc. 55,660
19,826 CSX Corporation 942,330
132 Cummins, Inc. 94,144
259 Curtiss-Wright Corporation 196,260
6,694 Delta Air Lines, Inc. 626,960
825 Eaton Corporation plc 351,549
402 EMCOR Group, Inc. 333,612
182 ESCO Technologies, Inc. 63,707
11,442 Fastenal Company 549,559
91 Ferguson Enterprises, Inc. 21,597
7,188 Flowserve Corporation 533,062
730 Fluor Corporation
j
38,245
371 GE Vernova, Inc. 435,873
2,078 General Dynamics Corporation 736,111
2,703 General Electric Company 1,010,192
57 HEICO Corporation 14,701
1,213 Helios Technologies, Inc. 108,260
5,238 Hexcel Corporation 524,114
1,516 Honeywell Aerospace, Inc.
j
335,157
1,516 Honeywell International, Inc. 339,432
532 Howmet Aerospace, Inc. 143,033
532 IDEX Corporation 120,737
165 IES Holdings, Inc.
j
121,219
160 Innodata, Inc.
j
12,093
2,410 Jacobs Solutions, Inc. 303,660
1,769 JB Hunt Transport Services, Inc. 512,002
873 Johnson Controls International plc 127,554
379 Kirby Corporation
j
51,533
1,022 Korn Ferry 68,045
1,749 L3Harris Technologies, Inc. 508,242
685 Limbach Holdings, Inc.
j
52,745
487 Lincoln Electric Holdings, Inc. 129,303
256 Modine Manufacturing Company
j
68,357
262 Moog, Inc. 111,046
60 Mueller Industries, Inc. 7,376
637 NPK International, Inc.
j
10,135
152 NWPX Infrastructure, Inc.
j
22,791
378 Old Dominion Freight Line, Inc. 81,875
582 Parker-Hannifin Corporation 569,266
173 Quanta Services, Inc. 124,567
222 RBC Bearings, Inc.
j
142,981
342 Republic Services, Inc. 72,873
290 Rockwell Automation, Inc. 143,573
2,406 RTX Corporation 456,490
46 Saia, Inc.
j
19,373
1,014 Timken Company 147,354
1,314 Toro Company 128,010
4,165 Uber Technologies, Inc.
j
300,546
1,278 UL Solutions, Inc. 130,177
107 United Rentals, Inc. 121,219
103 V2X, Inc.
j
7,680
145 Valmont Industries, Inc. 83,752
382 Verisk Analytics, Inc. 68,580
14 Vicor Corporation
j
5,317
204 WESCO International, Inc. 70,468
386 Woodward, Inc. 164,220
Total 16,338,591
Information Technology 9.6%
534 Adobe, Inc.
j
109,481
2,234 Advanced Micro Devices, Inc.
j
1,297,753
2,720 Amphenol Corporation 479,590
992 Analog Devices, Inc. 393,993
15,086 Apple, Inc. 4,365,285
Shares Common Stock  33.8% Value
Information Technology 9.6% - continued
2,160 Applied Materials, Inc. $ 1,561,680
4,546 Arista Networks, Inc.
j
772,275
984 Autodesk, Inc.
j
191,309
5,347 Broadcom, Inc. 2,019,829
926 Cadence Design Systems, Inc.
j
347,546
11,788 Cisco Systems, Inc. 1,384,618
964 Cohu, Inc.
j
71,249
1,174 Crane NXT Company 60,062
32 CrowdStrike Holdings, Inc.
j
24,420
593 Datadog, Inc.
j
154,393
1,069 DocuSign, Inc.
j
47,485
249 Fabrinet
j
139,958
1,403 Flex, Ltd.
j
227,384
4,076 Fortinet, Inc.
j
626,155
2,192 GPGI, Inc. 34,743
333 Guidewire Software, Inc.
j
40,976
3,115 Intel Corporation
j
434,947
1,715 International Business Machines
Corporation 482,275
3,152 JFrog, Ltd.
j
286,454
731 Keysight Technologies, Inc.
j
255,901
1,355 Knowles Corporation
j
56,205
2,232 Lam Research Corporation 967,193
318 Littelfuse, Inc. 144,795
1,316 Micron Technology, Inc. 1,519,046
11,200 Microsoft Corporation 4,177,824
95 Monolithic Power Systems, Inc. 131,324
309 Motorola Solutions, Inc. 128,325
14,703 Nokia Oyj ADR 195,256
2,172 Nutanix, Inc.
j
110,685
29,898 NVIDIA Corporation 5,982,291
84 NXP Semiconductors NV 23,607
728 Onto Innovation, Inc.
j
275,512
2,990 Palantir Technologies, Inc.
j
348,843
1,996 Pegasystems, Inc. 59,820
355 Plexus Corporation
j
106,738
4,349 Qualcomm, Inc. 803,652
436 Rogers Corporation
j
71,386
1,573 SailPoint, Inc.
f,j
23,029
7,719 Samsung Electronics Company,
Ltd. 1,712,825
199 SanDisk Corporation
j
452,472
3,146 ServiceNow, Inc.
j
312,335
379 Snowflake, Inc.
j
96,456
212 Synopsys, Inc.
j
94,567
1,158 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 553,026
3,632 TD SYNNEX Corporation 970,979
89 Teradyne, Inc. 43,062
1,487 Texas Instruments, Inc. 443,230
716 TTM Technologies, Inc.
j
133,906
193 Western Digital Corporation 123,273
500 Zebra Technologies Corporation
j
131,630
Total 36,003,053
Materials 1.1%
209 Air Products and Chemicals, Inc. 61,275
1,184 Alcoa Corporation 61,734
1,626 Amrize, Ltd. 86,666
306 AptarGroup, Inc. 38,311
1,288 Ashland, Inc. 84,866
505 Balchem Corporation 85,320
1,314 Celanese Corporation 60,444
188 Century Aluminum Company
j
8,650

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  33.8% Value
Materials 1.1% - continued
4,321 CF Industries Holdings, Inc. $ 467,791
6,057 Constellium SE
j
193,037
3,664 Crown Holdings, Inc. 409,709
2,177 Eastman Chemical Company 145,815
778 Ecolab, Inc. 216,759
1,488 Ecovyst, Inc.
j
18,526
2,266 Element Solutions, Inc. 108,202
1,538 Freeport-McMoRan, Inc. 96,725
1,109 Greif, Inc. 82,609
5,030 International Paper Company 191,643
5,959 Ivanhoe Mines, Ltd.
j
46,680
42 Kaiser Aluminum Corporation 8,216
846 Linde plc 439,023
620 Louisiana-Pacific Corporation 48,769
1,226 Newmont Corporation 114,508
2,863 Nucor Corporation 637,733
341 Perimeter Solutions, Inc.
j
12,157
2,734 Solstice Advanced Materials, Inc. 242,232
260 SSR Mining, Inc.
j
7,353
825 Steel Dynamics, Inc. 189,305
Total 4,164,058
Real Estate 0.9%
793 Agree Realty Corporation 60,062
1,270 AvalonBay Communities, Inc. 239,636
2,774 CBRE Group, Inc.
j
373,630
6,879 Crown Castle, Inc. 520,947
872 EPR Properties 50,585
119 Equinix, Inc. 124,044
1,046 Equity Lifestyle Properties, Inc. 67,415
6,897 Essential Properties Realty Trust,
Inc. 205,875
605 Extra Space Storage, Inc. 87,907
4,445 Fermi, Inc.
j
40,716
2,641 First Industrial Realty Trust, Inc. 161,920
236 Getty Realty Corporation 7,873
20,175 Healthcare Realty Trust, Inc. 406,930
480 Innovative Industrial Properties,
Inc. 29,750
566 Iron Mountain, Inc. 71,492
744 Jones Lang LaSalle, Inc.
j
230,603
791 Medical Properties Trust, Inc. 3,654
2,504 Millrose Properties, Inc. 75,245
1,156 NetSTREIT Corporation 24,426
2,851 Sabra Health Care REIT, Inc. 55,623
333 Simon Property Group, Inc. 74,475
5,469 Tanger, Inc. 215,861
1,350 Terreno Realty Corporation 87,440
Total 3,216,109
Utilities 1.2%
1,256 Alliant Energy Corporation 95,820
175 American States Water Company 14,460
2,155 CenterPoint Energy, Inc. 94,906
3,311 Constellation Energy Corporation 822,353
5,348 Duke Energy Corporation 676,950
4,619 Edison International 343,885
7,254 Entergy Corporation 833,194
4,066 Evergy, Inc. 351,424
292 Eversource Energy 21,103
1,961 NiSource, Inc. 93,246
4,981 PG&E Corporation 83,780
786 Pinnacle West Capital Corporation 84,102
Shares Common Stock  33.8% Value
Utilities 1.2% - continued
4,452 Portland General Electric
Company $ 230,747
610 Spire, Inc. 47,635
7,627 UGI Corporation 263,437
82 Unitil Corporation 4,321
3,153 Vistra Energy Corporation 500,160
Total 4,561,523
Total Common Stock
(cost $77,592,659) 127,229,290
Shares
Registered Investment
Companies   26.5% Value
U.S. Affiliated   25.9%
2,186,337 Thrivent Core Emerging Markets
Debt Fund 19,502,123
1,032,928 Thrivent Core High Yield Bond
Fund 20,493,287
1,376,400 Thrivent Core Investment Grade
Corporate Bond Fund 27,060,026
1,205,793 Thrivent International Large Cap
ETF
f
30,564,682
Total 97,620,118
U.S. Unaffiliated   0.6%
3,855 abrdn Asia-Pacific Income Fund,
Inc. 56,707
13,135 abrdn Income Credit Strategies
Fund 68,301
3,217 abrdn Total Dynamic Dividend
Fund 33,167
7,595 AllianceBernstein Global High
Income Fund, Inc. 78,229
10,662 Allspring Income Opportunities
Fund 69,303
2,602 BlackRock Capital Allocation Term
Trust 41,450
2,225 BlackRock Core Bond Trust 20,403
8,110 BlackRock Corporate High Yield
Fund, Inc. 69,422
7,715 BlackRock Credit Allocation
Income Trust 78,847
1,572 BlackRock Debt Strategies Fund,
Inc. 15,249
1,660 BlackRock Enhanced Equity
Dividend Trust 15,886
5,822 BlackRock Enhanced Global
Dividend Trust 70,388
4,493 BlackRock Enhanced International
Dividend Trust 25,790
3,547 BlackRock Income Trust, Inc. 38,024
6,347 BlackRock Multi-Sector Income
Trust 79,465
4,667 Blackstone Strategic Credit 2027
Term Fund 52,737
5,094 Cornerstone Strategic Investment
Fund, Inc. 38,511
7,352 Eaton Vance Limited Duration
Income Fund 68,888
3,562 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 34,943
4,725 iShares Preferred and Income
Securities ETF
f
144,065
128 iShares Semiconductor ETF 82,017

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  26.5% Value
U.S. Unaffiliated   0.6%  - continued
12,984 Nuveen Credit Strategies Income
Fund $ 63,102
4,632 Nuveen Preferred Income
Opportunities Fund 36,500
5,777 PGIM Global High Yield Fund, Inc. 69,902
4,586 PGIM High Yield Bond Fund, Inc. 59,893
3,059 PIMCO Dynamic Income Fund 51,085
5,267 PIMCO High Income Fund 24,544
5,418 PIMCO Income Strategy Fund II 38,630
889 Tri-Continental Corporation 30,600
2,558 Vanguard Short-Term Corporate
Bond ETF 202,159
1,358 Virtus Convertible & Income Fund 23,887
4,021 Virtus Dividend, Interest &
Premium Strategy Fund 61,079
1,299 Virtus Equity & Convertible Income
Fund 34,891
9,222 Voya Global Equity Dividend &
Premium Opportunity Fund 56,623
2,621 Western Asset Diversified Income
Fund 35,541
16,927 Western Asset High Income
Opportunity Fund, Inc. 61,614
Total 2,031,842
Total Registered Investment
Companies (cost $91,782,653) 99,651,960
Shares Preferred Stock 0.9% Value
Basic Materials <0.1%
2,271 Albemarle Corporation,
Convertible, 7.250% 125,700
Total 125,700
Capital Goods 0.1%
4,561 Boeing Company, Convertible,
6.000% 306,955
Total 306,955
Communications Services <0.1%
2,750 AT&T, Inc., 4.750%
f,h
49,060
1,500 Telephone and Data Systems, Inc.,
6.000%
f,h
27,825
Total 76,885
Financials 0.5%
2,750 AEGON Funding Company, LLC,
5.100% 51,700
1,800 Allstate Corporation, 5.100%
f,h
35,784
1,519 Ares Management Corporation,
Convertible, 6.750% 55,671
1,345 Athene Holding, Ltd., 5.625%
h
25,004
3,175 Bank of America Corporation,
4.250%
h
54,356
3,100 Bank of America Corporation,
4.375%
h
55,149
1,550 Bank of America Corporation,
4.750%
h
29,806
2,600 Bank of America Corporation,
5.000%
h
52,208
157 Bank of America Corporation,
Convertible, 7.250%
h
196,956
Shares Preferred Stock  0.9% Value
Financials 0.5% - continued
1,100 Brookfield Finance, Inc., 4.625% $ 16,720
700 Capital One Financial Corporation,
4.800%
h
12,257
2,225 Capital One Financial Corporation,
5.000%
h
40,673
700 Charles Schwab Corporation,
4.450%
h
12,236
1,200 Citigroup, Inc., 6.250%
h
30,192
550 Citizens Financial Group, Inc.,
7.375%
h
14,075
1,200 Corebridge Financial, Inc., 6.375% 27,528
1,400 Fifth Third Bancorp, 4.950%
f,h
25,060
1,400 Huntington Bancshares, Inc./OH,
4.500%
h
22,960
3,100 JPMorgan Chase & Company,
4.200%
h
53,227
3,100 JPMorgan Chase & Company,
4.625%
h
58,032
2,350 JPMorgan Chase & Company,
4.750%
h
45,379
700 KeyCorp, 5.650%
f,h
14,609
2,500 KeyCorp, 6.200%
b,f,h
62,350
2,660 KKR & Company, Inc.,
Convertible, 6.250% 106,001
1,600 MetLife, Inc., 4.750%
f,h
29,824
1,350 Morgan Stanley, 4.250%
h
22,910
1,130 Morgan Stanley, 5.850%
f,h
26,623
700 Morgan Stanley, 6.625%
f,h
17,780
3,100 Morgan Stanley, 7.125%
h
78,182
2,000 Public Storage, 4.125%
h
31,620
1,300 Public Storage, 4.625%
h
23,127
325 Public Storage, 4.700%
h
5,837
1,400 Regions Financial Corporation,
4.450%
h
22,554
825 Regions Financial Corporation,
5.700%
b,h
20,171
1,400 Truist Financial Corporation,
4.750%
h
25,900
1,600 U.S. Bancorp, 4.000%
h
24,592
3,100 Wells Fargo & Company, 4.375%
h
53,165
1,400 Wells Fargo & Company, 4.700%
h
25,690
1,400 Wells Fargo & Company, 4.750%
f,h
26,152
203 Wells Fargo & Company,
Convertible, 7.500%
h
234,871
Total 1,766,931
Technology 0.2%
2,448 Alphabet, Inc., Series A,
Convertible
j
124,579
2,457 Alphabet, Inc., Series B,
Convertible 123,587
1,534 Hewlett Packard Enterprise
Company, Convertible, 7.625% 177,422
1,708 Microchip Technology, Inc.,
Convertible, 7.500% 131,021
2,476 Oracle Corporation, Convertible,
6.500% 111,296
Total 667,905
Utilities 0.1%
2,600 CMS Energy Corporation, 4.200%
h
44,356
1,450 DTE Energy Company 34,452
1,100 NextEra Energy Capital Holdings,
Inc.
j
27,522

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  0.9% Value
Utilities 0.1% - continued
1,044 NextEra Energy, Inc., Convertible,
7.234% $ 51,887
1,284 NextEra Energy, Inc., Convertible,
7.299% 68,232
1,513 NextEra Energy, Inc., Convertible,
7.375% 72,533
1,027 PPL Corporation, Convertible,
7.000% 50,395
2,925 Southern Company, 4.950% 56,277
1,966 Southern Company, Convertible,
7.125% 97,789
Total 503,443
Total Preferred Stock
(cost $3,599,647) 3,447,819
Shares
Collateral Held for Securities
Loaned 0.5% Value
1,945,433 Thrivent Cash Management Trust 1,945,433
Total Collateral Held for
Securities Loaned
(cost $1,945,433) 1,945,433
Shares or
Principal
Amount Short-Term Investments 6.4% Value
Federal Home Loan Bank Discount
Notes
100,000 3.590%, 7/22/2026
k,l
99,779
600,000 3.620%, 7/24/2026
k,l
598,556
500,000 3.615%, 8/21/2026
k,l
497,357
200,000 3.625%, 8/26/2026
k,l
198,841
300,000 3.630%, 9/4/2026
k,l
297,973
100,000 3.647%, 9/11/2026
k,l
99,253
100,000 3.685%, 9/18/2026
k,l
99,181
Federal Home Loan Mortgage
Corporation Discount Notes
600,000 3.600%, 7/20/2026
k,l
598,797
State Street Institutional U.S.
Government Money Market
Fund
12,698,375 3.585%
k
12,698,375
Thrivent Core Short-Term Reserve
Fund
905,349 3.960% 9,053,485
U.S. Treasury Bills
100,000 3.614%, 8/27/2026
k,m
99,419
Total Short-Term Investments
(cost $24,337,072) 24,341,016
Total Investments (cost
$329,598,305) 102.3% $385,593,181
Other Assets and Liabilities, Net
(2.3%) (8,493,823)
Total Net Assets 100.0% $377,099,358
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $42,167,402 or 11.2% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Portfolio as of June 30, 2026 was $57,841 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2026.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 7/27/2026 7/11/2017 $ 44,431
Credit Suisse Group AG  5/17/2021 35,474
Credit Suisse Group AG 1/31/2014 23,139
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Dynamic Allocation Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 802,521
Long-Term Fixed Income 1,087,616
Total lending $1,890,137
Gross amount payable upon return of
collateral for securities loaned $1,945,433
Net amounts due to counterparty $55,296

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 61,610,387
Gross unrealized depreciation (7,073,556)
Net unrealized appreciation (depreciation) $ 54,536,831
Cost for federal income tax purposes $ 330,947,953

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Dynamic Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 16,763,954 – 16,763,954 –
Basic Materials 58,129 – 58,129 –
Capital Goods 1,176,382 – 1,176,382 –
Collateralized Mortgage Obligations 26,830,354 – 26,830,354 –
Commercial Mortgage-Backed Securities 1,990,280 – 1,990,280 –
Communications Services 447,626 – 447,626 –
Consumer Cyclical 1,310,550 – 1,310,550 –
Consumer Non-Cyclical 1,117,170 – 1,117,170 –
Energy 776,098 – 776,098 –
Financials 3,738,034 – 3,738,034 –
Mortgage-Backed Securities 48,034,123 – 48,034,123 –
Technology 3,414,077 – 3,414,077 –
U.S. Government & Agencies 20,928,737 – 20,928,737 –
Utilities 2,392,149 – 2,392,149 –
Common Stock
Communications Services 10,682,828 10,443,606 239,222 –
Consumer Discretionary 12,704,099 12,704,099 – –
Consumer Staples 4,037,742 4,037,742 – –
Energy 5,715,419 5,715,419 – –
Financials 16,951,031 16,951,031 – –
Health Care 12,854,837 12,854,837 – –
Industrials 16,338,591 16,251,162 87,429 –
Information Technology 36,003,053 34,290,228 1,712,825 –
Materials 4,164,058 4,117,378 46,680 –
Real Estate 3,216,109 3,216,109 – –
Utilities 4,561,523 4,561,523 – –
Registered Investment Companies
U.S. Affiliated 78,117,995 78,117,995 – –
U.S. Unaffiliated 2,031,843 2,031,843 – –
Preferred Stock
Basic Materials 125,700 125,700 – –
Capital Goods 306,955 306,955 – –
Communications Services 76,885 76,885 – –
Financials 1,766,931 1,766,931 – –
Technology 667,905 667,905 – –
Utilities 503,443 503,443 – –
Short-Term Investments 15,287,531 12,698,375 2,589,156 –
Subtotal Investments in Securities $355,092,141 $221,439,166 $133,652,975 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 19,502,122
Affiliated Short-Term Investments 9,053,485
Collateral Held for Securities Loaned 1,945,433
Subtotal Other Investments $30,501,040
Total Investments at Value $385,593,181
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Dynamic Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 372,496 372,496 – –
Total Asset Derivatives $372,496 $372,496 $– $–
Liability Derivatives
Futures Contracts 444,380 252,680 191,700 –
Credit Default Swaps 36,513 – 36,513 –
Total Liability Derivatives $480,893 $252,680 $228,213 $–
The following table presents Dynamic Allocation Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling
$2,665,237 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 39 September 2026 $ 8,039,586 ( $ 407)
CBOT 5-Yr. U.S. Treasury Note 143 September 2026 15,255,011 52,693
CBOT U.S. Long Bond 5 September 2026 553,491 14,009
CME E-mini S&P 500 Index 24 September 2026 8,958,705 99,195
CME Ultra Long Term U.S. Treasury Bond 30 September 2026 3,383,501 101,186
ICE mini MSCI EAFE Index 42 September 2026 6,593,480 11,650
ICE US mini MSCI Emerging Markets Index 114 September 2026 9,922,847 93,763
Total Futures Long Contracts $ 52,706,621 $ 372,089
CME E-mini Russell 2000 Index (19) September 2026 ( $ 2,794,932) ( $ 98,388)
CME E-mini S&P Mid-Cap 400 Index (18) September 2026 (6,839,115) (153,885)
Eurex Euro STOXX 50 Index (86) September 2026 (6,064,721) (191,700)
Total Futures Short Contracts ( $ 15,698,768) ($443,973)
Total Futures Contracts $ 37,007,853 ($71,884)

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Dynamic Allocation Portfolio's credit default swap contracts held as of June 30, 2026. Investments totaling $99,419 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 866,250 $ – ( $ 36,513) ( $ 36,513)
Total Credit Default Swaps $– ($36,513) ($36,513)
1 As the buyer of protection, Dynamic Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Dynamic Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 204,608
Total Equity Contracts 204,608
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 167,888
Total Interest Rate Contracts 167,888
Total Asset Derivatives $372,496
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 443,973
Total Equity Contracts 443,973
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 407
Total Interest Rate Contracts 407
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 36,513
Total Credit Contracts 36,513
Total Liability Derivatives $480,893
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Dynamic Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $430,517
Total Return Swaps Net realized gains/(losses) on Swap agreements 3,762
Total Equity Contracts
434,279
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (25,649)
Total Foreign Exchange Contracts (25,649)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (837,061)
Total Interest Rate Contracts
(837,061)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 19,084
Total Credit Contracts
19,084
Total ($409,347)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Dynamic Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts ( $ 326,735)
Total Equity Contracts (326,735)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 322,585
Total Interest Rate Contracts 322,585
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (33,741)
Total Credit Contracts (33,741)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 29,200
Total Foreign Exchange Contracts 29,200
Total ($8,691)
The following table presents Dynamic Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $21,493,334
Futures - Short (19,060,017)
Total Return Swaps - Long 915,415
Interest Rate Contracts
Futures - Long 32,017,634
Foreign Exchange Contracts
Futures - Long 2,219,523
Futures - Short (19,525)
Credit Contracts
Credit Default Swaps - Buy Protection (63,528)

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 19,628 $ 562 $ 840 $ 19,503 2,186 5.2%
Core High Yield Bond – 21,467 1,320 20,493 1,033 5.4
Core Investment Grade Corporate Bond – 28,209 1,320 27,060 1,376 7.2
International Large Cap ETF
1
31,870 2,028 5,300 30,565 1,206 8.1
Total Affiliated Registered Investment
Companies 51,498 97,621 25.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 17,480 17,970 26,400 9,053 905 2.4
Total Affiliated Short-Term Investments 17,480 9,053 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,887 19,618 20,560 1,945 1,945 0.5
Total Collateral Held for Securities Loaned 2,887 1,945 0.5
Total Value $71,865 $108,619
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(64) $217 $ – $562
Core High Yield Bond Fund 18 328 – 351
Core Investment Grade Corporate Bond Fund 7 164 – 344
International Large Cap ETF
1
813 1,154 1,388 640
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 3 – – 252
Total Income/Non Cash Income from Affiliated
Investments $2,149
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $777 $1,863 $1,388
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 94.6% Value
Bermuda 0.3%
373 Credicorp, Ltd. $ 145,314
7,500 Orient Overseas International, Ltd. 116,892
Total 262,206
Brazil 3.1%
6,200 Allos SA 33,616
17,100 Alupar Investimento SA 106,761
9,200 Ambev SA 29,013
4,222 Axia Energia SA ADR 44,585
10,600 Banco ABC Brasil SA 48,623
356 Banco ABC Brasil SA, Rights
a,b
310
45,754 Banco Bradesco SA ADR 158,766
27,200 Banco do Brasil SA 105,116
59,400 Banco do Estado do Rio Grande
do Sul SA 160,055
2,600 BB Seguridade Participacoes SA 19,683
246,400 Cogna Educacao SA 106,917
14,550 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 84,099
18,962 Companhia Energetica de Minas
Gerais ADR 39,820
890 Companhia Paranaense de Energia
- COPEL ADR 10,369
400 CPFL Energia SA 3,461
17,508 Cury Construtora e Incorporadora
SA 119,178
1,600 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 7,085
34,200 Direcional Engenharia SA 92,219
11,200 Itau Unibanco Holding SA 96,047
55,985 Itau Unibanco Holding SA ADR 457,398
41,800 JHSF Participacoes SA 91,498
3,100 M. Dias Branco SA 10,521
70,865 Metalurgica Gerdau SA 126,567
29,314 Petroleo Brasileiro SA - Petrobras
ADR 473,714
14,200 TIM SA/Brazil 60,433
31,600 Usinas Siderurgicas de Minas
Gerais SA Usiminas
b
51,603
26,060 Vale SA ADR 391,942
Total 2,929,399
Canada 0.1%
4,900 China Gold International Resources
Corporation, Ltd. 77,473
Total 77,473
Cayman Islands 6.4%
92,300 Alibaba Group Holding, Ltd. 1,106,534
2,141 Atour Lifestyle Holdings, Ltd. ADR 68,084
69,500 China Hongqiao Group, Ltd. 179,223
21,500 China Resources Land, Ltd. 82,599
159,000 Consun Pharmaceutical Group,
Ltd. 255,222
30,000 Geely Automobile Holdings, Ltd. 64,492
3,056 Hello Group, Inc. ADR 17,725
8,000 Hengan International Group
Company, Ltd. 22,213
2,135 Huazhu Group, Ltd. ADR 89,072
1,821 JOYY, Inc. ADR 120,168
24,500 Kingboard Holdings, Ltd. 371,195
4,500 Kingboard Laminates Holdings,
Ltd. 57,618
Shares Common Stock  94.6% Value
Cayman Islands 6.4%- continued
38,500 Li Ning Company, Ltd. $ 72,579
23,000 NetDragon Websoft Holdings, Ltd. 20,966
3,873 NetEase, Inc. ADR 496,286
8,140 NU Holdings, Ltd./Cayman Islands
b
108,750
6,797 Pagseguro Digital, Ltd. 61,513
726 PDD Holdings, Inc. ADR
b
55,379
549,000 Shui On Land, Ltd.
b
32,250
44,600 Tencent Holdings, Ltd. 2,461,142
8,000 Wasion Holdings, Ltd. 20,371
31,000 WuXi Biologics (Cayman), Inc.
b,c
137,874
24,600 Xiaomi Corporation
b,c
68,327
5,700 ZTO Express Cayman, Inc. 126,135
Total 6,095,717
Chile 0.3%
38,475 Aguas Andinas SA 13,776
1,941 Banco de Chile ADR 77,174
843 Banco de Credito e Inversiones SA 55,381
2,852 Banco Santander Chile SA ADR 93,917
302,272 Colbun SA 43,605
816,233 Latam Airlines Group SA 23,735
Total 307,588
China 10.6%
104,000 Agricultural Bank of China, Ltd.,
Class H 70,938
23,200 Aluminum Corporation of China,
Ltd., Class A 28,369
116,000 Aluminum Corporation of China,
Ltd., Class H 111,409
10,000 Anhui Expressway Company, Ltd. 18,654
6,600 Anjoy Foods Group Company, Ltd. 55,015
2,000 Anker Innovations Technology
Company, Ltd. 30,915
419,500 BAIC Motor Corporation, Ltd.
b,c
41,828
453,000 Bank of China, Ltd., Class H 288,889
9,700 Bank of Ningbo Company, Ltd. 42,456
45,400 Bank of Suzhou Company, Ltd. 46,588
59,100 BOE Technology Group Company,
Ltd. 76,008
2,900 Chaozhou Three-Circle Group
Company, Ltd. 72,484
8,400 Chifeng Jilong Gold Mining Group,
Ltd. 33,045
262,000 China CITIC Bank Corporation,
Ltd., Class H 222,412
152,000 China Coal Energy Company, Ltd. 190,910
662,000 China Construction Bank
Corporation, Class H 682,821
11,600 China International Capital
Corporation, Ltd., Class A 61,948
86,400 China International Capital
Corporation, Ltd., Class H
c
232,495
120,000 China Life Insurance Company,
Ltd., Class H 410,726
27,000 China Merchants Bank Company,
Ltd., Class H 155,028
131,500 China Minsheng Banking
Corporation, Ltd. 52,707
43,200 China National Chemical
Engineering Company, Ltd. 46,863
13,900 China Pacific Insurance (Group)
Company, Ltd., Class A 58,619

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.6% Value
China 10.6%- continued
102,200 China Pacific Insurance (Group)
Company, Ltd., Class H $ 351,475
94,000 China Railway Group, Ltd. 39,803
15,900 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 52,768
17,500 China Shenhua Energy Company,
Ltd., Class H 89,641
46,000 Chongqing Rural Commercial Bank
Company, Ltd. 33,901
17,000 CITIC Securities Company, Ltd.,
Class A 72,178
48,000 CITIC Securities Company, Ltd.,
Class H 167,566
99,000 CMOC Group, Ltd., Class H 193,388
2,400 Contemporary Amperex
Technology Company, Ltd.,
Class A 139,511
1,900 Contemporary Amperex
Technology Company, Ltd.,
Class H 171,150
26,300 COSCO SHIPPING Holdings
Company, Ltd., Class A 51,478
91,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 152,029
53,700 Datang International Power
Generation Company, Ltd. 56,382
4,100 Fiberhome Telecommunication
Technologies Company, Ltd. 44,997
19,800 Guotai Haitong Securities
Company, Ltd. 53,267
63,200 Hangzhou First Applied Material
Company, Ltd. 157,063
10,800 Hangzhou Silan Microelectronics
Company, Ltd. 87,637
22,000 Harbin Electric Company, Ltd. 43,368
2,200 Henan Shenhuo Coal Industry &
Electricity Power Company, Ltd. 6,922
43,700 Hengli Petrochemical Company,
Ltd. 114,498
2,200 Hengtong Optic-Electric Company,
Ltd. 35,945
130,000 Huaneng Power International, Inc.,
Class H 90,926
23,800 HUAYU Automotive Systems
Company, Ltd. 54,547
627,000 Industrial and Commercial Bank of
China, Ltd., Class H 515,072
33,200 Inner Mongolia Junzheng Energy
& Chemical Industry Group
Company, Ltd.
b
21,862
11,200 Inner Mongolia Yili Industrial Group
Company, Ltd. 39,535
28,900 Jiangsu Eastern Shenghong
Company, Ltd.
b
48,883
68,000 Lenovo Group, Ltd. 201,777
8,100 New China Life Insurance
Company, Ltd., Class A 71,445
42,500 New China Life Insurance
Company, Ltd., Class H 250,477
16,200 Ningxia Baofeng Energy Group
Company, Ltd. 48,500
32,500 PetroChina Company, Ltd., Class A 41,399
364,000 PetroChina Company, Ltd., Class H 392,851
8,600 Ping An Insurance (Group)
Company of China, Ltd., Class A 60,682
Shares Common Stock  94.6% Value
China 10.6%- continued
58,500 Ping An Insurance (Group)
Company of China, Ltd., Class H $ 382,519
627 Piotech, Inc.
a
76,788
2,490 Raytron Technology Company, Ltd. 57,083
41,200 Rongsheng Petrochemical
Company, Ltd. 65,273
33,900 SAIC Motor Corporation, Ltd. 48,840
24,100 Sanan Optoelectronics Company,
Ltd. 75,689
17,800 Sany Heavy Industry Company,
Ltd. 45,492
16,700 Satellite Chemical Company, Ltd. 57,828
11,600 Shandong Hualu Hengsheng
Chemical Company, Ltd. 40,893
69,900 Shandong Nanshan Aluminum
Company, Ltd. 41,416
17,100 Shanghai Baosight Software
Company, Ltd. 42,069
2,328 Shanghai BOCHU Electronic
Technology Corporation, Ltd. 36,752
40,500 Shanghai Electric Group Company,
Ltd. 41,912
3,400 Shanghai Fosun Pharmaceutical
Group Company, Ltd. 11,286
14,800 Shenergy Company, Ltd. 19,061
3,000 Shengyi Technology Company, Ltd. 77,407
12,000 Sinopharm Group Company, Ltd. 24,415
104,400 TCL Technology Group Corporation 89,974
18,500 Tianshan Aluminum Group
Company, Ltd. 29,474
62,000 Tong Ren Tang Technologies
Company, Ltd. 25,325
5,240 Wanhua Chemical Group
Company, Ltd. 52,985
7,100 Weichai Power Company, Ltd.,
Class A 28,788
60,500 Wuhan Guide Infrared Company,
Ltd.
b
118,841
3,200 WuXi AppTec Company, Ltd., Class
A 58,884
13,900 WuXi AppTec Company, Ltd., Class
H
c
273,629
28,600 XCMG Construction Machinery
Company, Ltd. 34,246
18,000 Xinhua Winshare Publishing and
Media Company, Ltd. 19,510
1,300 Yangtze Optical Fibre & Cable Joint
Stock Ltd. Company, Class A 106,351
7,500 Yangtze Optical Fibre & Cable Joint
Stock Ltd. Company, Class H
c
250,211
13,900 Yankuang Energy Group Company,
Ltd., Class A 36,359
36,000 Yankuang Energy Group Company,
Ltd., Class H 50,720
20,700 Yunnan Aluminium Company, Ltd. 68,051
19,200 Zhejiang Century Huatong Group
Company, Ltd. 40,073
16,000 Zhejiang Chint Electrics Company,
Ltd. 59,285
23,900 Zhejiang Dahua Technology
Company, Ltd. 58,297
27,100 Zhejiang Longsheng Group
Company, Ltd. 48,561
10,800 Zhejiang NHU Company, Ltd. 45,309
200 Zhongji Innolight Company, Ltd. 38,082

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.6% Value
China 10.6%- continued
13,100 Zijin Mining Group Company, Ltd.,
Class A $ 49,196
86,000 Zijin Mining Group Company, Ltd.,
Class H 304,096
26,600 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 27,407
Total 10,042,427
Colombia 0.1%
4,361 Grupo Cibest SA 99,513
152 Grupo Cibest SA ADR 12,074
Total 111,587
Czech Republic 0.2%
859 Komercni Banka AS 39,391
9,732 Moneta Money Bank AS
c
85,306
42 Philip Morris CR 34,996
Total 159,693
Egypt 0.1%
21,505 Commercial International Bank
Egypt SAE GDR 54,838
Total 54,838
Greece 0.7%
1,822 Aegean Airlines SA 26,472
39,568 Eurobank SA 188,714
1,224 HELLENiQ ENERGY Holdings SA 15,454
2,083 Motor Oil (Hellas) Corinth Refineries
SA 91,345
12,403 National Bank of Greece SA 214,280
11,322 Piraeus Bank SA
b
117,849
Total 654,114
Hong Kong 1.0%
96,000 China Everbright Environment
Group, Ltd. 55,907
89,000 China Nonferrous Mining
Corporation, Ltd. 129,292
58,000 China Overseas Grand Oceans
Group, Ltd. 16,556
80,500 China Resources Pharmaceutical
Group, Ltd.
c
43,571
61,400 China Taiping Insurance Holdings
Company, Ltd. 141,908
191,000 CITIC, Ltd. 259,207
28,000 CSPC Pharmaceutical Group, Ltd. 25,011
158,500 Genertec Universal Medical Group
Company, Ltd.
c
89,849
108,000 Guangdong Investment, Ltd. 107,010
1,000 Hua Hong Grace Semiconductor,
Ltd.
b,c
27,780
22,000 Weichai Power Company, Ltd.,
Class H 96,505
Total 992,596
Hungary 0.6%
13,307 MOL Hungarian Oil & Gas plc 158,136
2,886 OTP Bank Nyrt 426,280
Total 584,416
Shares Common Stock  94.6% Value
India 8.5%
4,913 Aditya Birla Sun Life Asset
Management Company, Ltd. $ 59,999
365 AIA Engineering, Ltd. 19,627
1,106 Anand Rathi Wealth, Ltd. 23,119
156 Apar Industries, Ltd. 25,933
892 Asian Paints, Ltd. 24,854
129 Avanti Feeds, Ltd. 1,275
9,958 Axis Bank, Ltd. 141,724
58,340 Bharat Petroleum Corporation, Ltd. 187,676
25,797 Bharti Airtel, Ltd. 505,344
2,574 Ceat, Ltd. 94,971
28,522 Chambal Fertilisers and Chemicals,
Ltd. 141,164
48,224 Coal India, Ltd. 223,995
3,389 Cummins India, Ltd. 203,025
2,642 Eicher Motors, Ltd. 197,842
9,400 Federal Bank, Ltd. 32,819
8,545 Granules India, Ltd. 73,446
7,688 Great Eastern Shipping Company,
Ltd. 120,650
57,080 HDFC Bank, Ltd. 481,724
4,089 Hero MotoCorp, Ltd. 207,544
42,695 Hindalco Industries, Ltd. 433,651
16,492 Hindustan Petroleum Corporation,
Ltd. 68,989
11,398 ICICI Bank, Ltd. ADR 330,884
64,132 Indian Oil Corporation, Ltd. 94,697
17,722 Infosys, Ltd. ADR 185,904
3,746 JB Chemicals & Pharmaceuticals,
Ltd. 90,901
20,128 JSW Steel, Ltd. 261,066
2,885 Kajaria Ceramics, Ltd. 36,937
5,225 Larsen & Toubro, Ltd. 229,102
7,738 Laurus Labs, Ltd.
c
124,221
1,430 LTM, Ltd.
c
53,582
8,941 Lupin, Ltd. 228,525
1,858 Maruti Suzuki India, Ltd. 277,780
23 MRF, Ltd. 31,094
78,055 National Aluminium Company, Ltd. 281,230
2,743 Nava, Ltd. 17,594
6,365 NLC India, Ltd. 21,669
66,511 NMDC, Ltd. 59,936
51,314 NTPC, Ltd. 193,462
181,219 Oil & Natural Gas Corporation, Ltd. 449,351
2,014 Polycab India, Ltd. 212,387
47,856 Reliance Industries, Ltd. 655,561
61,254 Samvardhana Motherson
International, Ltd. 96,045
7,374 Shipping Corporation of India, Ltd. 23,831
11,457 State Bank of India 124,471
9,222 Sun Pharmaceutical Industries, Ltd. 181,556
5,649 Tata Consultancy Services, Ltd. 121,417
190,356 Tata Steel, Ltd. 378,864
4,959 Tech Mahindra, Ltd. 73,812
447 TVS Motor Company, Ltd. 16,367
Total 8,121,617
Indonesia 0.1%
561,400 Medco Energi Internasional Tbk PT 32,160
337,800 Perusahaan Gas Negara (Persero)
Tbk PT 25,857
217,800 PT Telkom Indonesia (Persero) Tbk 28,931
Total 86,948

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.6% Value
Kuwait 0.3%
84,363 Agility Public Warehousing
Company KSCC $ 39,323
80,181 Kuwait Finance House KSCP 198,603
25,049 Mobile Telecommunications
Company KSCP 49,302
Total 287,228
Malaysia 1.1%
45,000 IHH Healthcare Bhd 92,849
37,400 Malayan Banking Bhd 99,012
8,500 Malayan Cement Bhd 13,344
135,500 Public Bank Bhd 159,736
44,600 RHB Bank Bhd 90,668
212,400 SD Guthrie Bhd 311,503
85,000 Sime Darby Bhd 44,754
72,200 Sunway Construction Group Bhd 131,813
38,000 Telekom Malaysia Bhd 69,460
5,500 United Plantations Bhd 44,620
Total 1,057,759
Mexico 1.2%
7,228 America Movil SAB de CV ADR 187,856
5,700 Banco del Bajio SA
c
18,465
3,522 Cemex SAB de CV ADR 42,264
39,300 Fibra Uno Administracion SA de CV 67,532
628 Fomento Economico Mexicano SAB
de CV ADR 80,321
19,610 Grupo Financiero Banorte SAB de
CV ADR 207,678
23,800 Grupo Mexico SAB de CV 268,955
3,900 Industrias Penoles SAB de CV 170,226
19,100 Megacable Holdings SAB de CV 68,186
2,800 Regional SAB de CV 21,379
Total 1,132,862
Panama <0.1%
370 Intercorp Financial Services, Inc. 21,075
Total 21,075
Peru 0.1%
1,569 Compania de Minas Buenaventura
SAA ADR 45,956
Total 45,956
Philippines 0.3%
16,610 International Container Terminal
Services, Inc. 241,695
Total 241,695
Poland 0.8%
3,035 Bank Polska Kasa Opieki SA 184,910
658 Erste Bank Polska SA 112,870
7,262 Orlen SA 244,174
7,080 Powszechna Kasa Oszczednosci
Bank Polski SA 194,396
Total 736,350
Qatar 0.3%
6,100 Baladna
b
2,187
40,930 Commercial Bank PSQC 45,520
63,502 Doha Bank QPSC 54,049
1,121 Qatar Islamic Bank QPSC 6,739
Shares Common Stock  94.6% Value
Qatar 0.3%- continued
43,200 Qatar National Bank QPSC $ 204,890
Total 313,385
Russian Federation <0.1%
22,154 LUKOIL PJSC
a,b,d
0
78,093 NovaTek PJSC
a,b,d
0
136,926 Sberbank of Russia PJSC
a,b,d
0
Total 0
Saudi Arabia 2.2%
1,334 Al Babtain Power &
Telecommunication Company 22,972
22,449 Al Rajhi Bank 393,801
2,410 Alinma Bank 15,681
18,488 Arab National Bank 102,070
15,436 Arabian Centres Company
c
70,226
21,948 Banque Saudi Fransi 113,362
22,515 Mobile Telecommunications
Company Saudi Arabia
b
63,340
16,548 Riyad Bank 87,719
801 SABIC Agri-Nutrients Company 26,388
2,397 Saudi Arabian Mining Company
b
37,907
64,504 Saudi Arabian Oil Company
c
448,217
23,110 Saudi Awwal Bank 199,071
2,340 Saudi Basic Industries Corporation 32,099
24,601 Saudi Energy Company 116,549
34,282 Saudi National Bank 352,909
33 Saudi Telecom Company 380
Total 2,082,691
Singapore <0.1%
701 China Yuchai International, Ltd.
b
33,234
Total 33,234
South Africa 2.3%
13,026 Absa Group, Ltd. 181,485
23,060 AECI, Ltd. 176,737
2,584 African Rainbow Minerals, Ltd. 28,148
4,412 Coronation Fund Managers, Ltd. 10,921
24,729 DataTec, Ltd. 139,195
2,843 Discovery, Ltd. 45,907
6,497 Exxaro Resources, Ltd. 80,510
26,504 FirstRand, Ltd. 157,537
7,325 Gold Fields, Ltd. ADR 246,047
11,854 Growthpoint Properties, Ltd. 12,484
4,332 Impala Platinum Holdings, Ltd. 45,511
8,410 Investec, Ltd. 66,186
10,223 Momentum Group, Ltd. 25,327
5,094 MTN Group, Ltd. 70,945
1,834 Naspers, Ltd. 92,092
5,063 Nedbank Group, Ltd. 83,441
66,246 Redefine Properties, Ltd. 25,901
8,753 Sasol, Ltd.
b
86,464
1,467 Sibanye Stillwater, Ltd. 3,117
18,353 Standard Bank Group, Ltd. 362,291
2,078 Valterra Platinum, Ltd. 139,656
66,162 Vukile Property Fund, Ltd. 100,483
Total 2,180,385
South Korea 22.2%
5,818 BNK Financial Group, Inc. 64,417
457 Celltrion, Inc. 51,474
424 CJ Corporation 42,734

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.6% Value
South Korea 22.2%- continued
1,449 GC Corporation $ 9,634
7,654 GS Holdings Corporation 329,257
4,468 Hana Financial Group, Inc. 333,733
3,308 Hanwha Corporation 215,896
8,766 HMM Company, Ltd. 105,977
738 Hyundai Department Store
Company, Ltd. 92,888
728 Hyundai Motor Company 237,302
10,251 iM Financial Group Company, Ltd. 111,793
2,637 KB Financial Group, Inc. 272,843
111 KCC Corporation 35,450
1,449 Kia Corporation 130,870
11,993 Korean Air Lines Company, Ltd. 214,948
1,804 Korean Reinsurance Company 15,537
467 LG Chem, Ltd. 85,606
2,504 LG Corporation 158,692
7,612 LG Uplus Corporation 68,725
1,196 Lotte Corporation 17,866
1,723 LX International Corporation 41,039
509 Misto Holdings Corporation 13,703
1,364 NAVER Corporation 176,984
442 POSCO Holdings, Inc. 91,316
1,166 PSK, Inc. 151,432
943 Samsung C&T Corporation 291,976
344 Samsung Electro-Mechanics
Company, Ltd. 498,195
35,128 Samsung Electronics Company,
Ltd. 7,794,806
2,966 SD Biosensor, Inc. 12,282
5,063 Shinhan Financial Group Company,
Ltd. 317,448
717 Shinsegae, Inc. 353,451
4,132 SK Hynix, Inc. 7,291,255
3,421 SK Networks Company, Ltd. 22,386
722 SK Square Company, Ltd. 816,481
1,103 SK, Inc. 604,845
129 Tokai Carbon Korea Company, Ltd. 23,151
2,664 Woori Financial Group, Inc. 50,313
238 Youngone Holdings Company, Ltd. 25,291
Total 21,171,996
Switzerland <0.1%
1,200 BeOne Medicines, Ltd.
b
26,155
Total 26,155
Taiwan 26.1%
6,000 Accton Technology Corporation 478,573
1,000 Acter Group Corporation, Ltd. 41,240
9,474 ASE Technology Holding Company,
Ltd. ADR 427,467
1,000 Asia Vital Components Company,
Ltd. 80,890
146,000 Cathay Financial Holding
Company, Ltd. 452,774
2,000 Chroma ATE, Inc. 138,987
4,102 Chunghwa Telecom Company, Ltd.
ADR 181,554
9,000 Compeq Manufacturing Company,
Ltd. 66,894
253 Compeq Manufacturing Company,
Ltd., Rights
a,b
263
379,000 CTBC Financial Holding Company,
Ltd. 849,532
20,000 CTCI Corporation 26,427
Shares Common Stock  94.6% Value
Taiwan 26.1%- continued
16,000 Delta Electronics, Inc. $ 1,004,861
2,000 Elite Material Company, Ltd. 345,761
44,000 Far EasTone Telecommunications
Company, Ltd. 145,110
44,000 Feng Hsin Steel Company, Ltd. 84,187
72,000 Fubon Financial Holding Company,
Ltd. 294,132
2,000 Gold Circuit Electronics, Ltd. 76,807
98,000 Hon Hai Precision Industry
Company, Ltd. 782,010
105,000 Innolux Corporation 232,385
1,000 King Slide Works Company, Ltd. 234,330
10,000 L&K Engineering Company, Ltd. 294,360
4,000 Macronix International Company,
Ltd.
b
20,126
9,000 MediaTek, Inc. 1,226,382
55,000 Nan Ya Plastics Corporation 292,767
13,000 PANJIT International, Inc. 75,843
13,000 Simplo Technology Company, Ltd. 171,544
2,000 Sinbon Electronics Company, Ltd. 20,865
18,000 SinoPac Financial Holdings
Company, Ltd. 22,701
7,000 Sitronix Technology Corporation 73,479
148,000 Synnex Technology International
Corporation
b
425,589
1,000 Syntec Technology Company, Ltd. 64,115
17,000 Taiwan Mobile Company, Ltd. 62,172
171,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 13,529,605
2,000 Taiwan Surface Mounting
Technology Corporation 13,516
18,704 Topco Scientific Company, Ltd. 325,987
11,000 Transcend Information, Inc. 94,382
7,000 Tripod Technology Corporation 115,294
54,000 Tung Ho Steel Enterprise
Corporation 114,631
4,000 Unimicron Technology Corporation 137,792
80,000 United Microelectronics
Corporation
b
429,104
49,000 Wah Lee Industrial Corporation 201,332
21,000 WNC Corporation/Taiwan 174,401
106,000 WPG Holdings, Ltd. 359,293
7,000 WT Microelectronics Company, Ltd. 47,436
15,000 Yageo Corporation 547,186
27,000 Yuanta Financial Holding Company,
Ltd. 56,156
Total 24,840,242
Thailand 3.5%
35,700 Advanced Info Service PCL NVDR 395,493
76,500 Central Pattana PCL NVDR 155,014
15,400 Delta Electronics Thailand PCL
NVDR 153,549
51,600 Kasikornbank PCL NVDR 339,331
162,500 Kiatnakin Phatra Bank PCL NVDR 493,612
359,100 Krung Thai Bank PCL NVDR 412,196
72,200 PTT Exploration and Production
PCL NVDR 290,168
195,600 PTT PCL NVDR 209,250
45,100 SCB X PCL NVDR 201,469
25,300 SCG Packaging PCL NVDR 21,826
23,200 Thai Oil PCL NVDR 33,955
88,700 Thaifoods Group PCL NVDR 29,483
64,100 Thanachart Capital PCL NVDR 130,557
34,300 TISCO Financial Group PCL NVDR
a
122,003

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.6% Value
Thailand 3.5%- continued
4,065,500 TMBThanachart Bank PCL NVDR $ 301,851
Total 3,289,757
Turkey 0.4%
153,210 Anadolu Efes Biracilik ve Malt
Sanayii AS 69,161
38,503 Dogan Sirketler Grubu Holding AS 16,961
107,570 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 47,871
31,931 Enerjisa Enerji AS
c
70,179
3,478 Migros Ticaret AS 49,972
45,987 Sok Marketler Ticaret AS
b
45,735
26,063 Turkiye Petrol Rafinerileri AS 126,667
Total 426,546
United Arab Emirates 1.2%
8,942 Abu Dhabi Commercial Bank PJSC 35,232
136,178 Deyaar Development PJSC 29,873
43,710 Emaar Development PJSC 164,682
79,143 Emaar Properties PJSC 257,230
26,135 Emirates NBD Bank PJSC 210,638
20,536 Emirates Telecommunications
Group Company PJSC 107,436
63,355 First Abu Dhabi Bank PJSC 293,530
1,293 Orascom Construction plc 18,980
40,930 Sharjah Islamic Bank 32,900
Total 1,150,501
United Kingdom 0.3%
4,083 AngloGold Ashanti plc 329,124
Total 329,124
United States 0.2%
327 Southern Copper Corporation 56,983
3,037 Yum China Holding, Inc. 124,122
Total 181,105
Total Common Stock
(cost $56,681,154) 90,028,665
Shares Preferred Stock 2.2%
Brazil 0.9%
1,109 Axia Energia SA, Class C ADR
b
11,700
15,200 Bradespar SA 64,836
61,600 Companhia de Saneamento do
Parana 85,199
33,300 Companhia de Saneamento do
Parana, Units 239,705
90,228 Itausa SA 234,209
32,600 Petroleo Brasileiro SA 238,518
Total 874,167
South Korea 1.3%
8,948 Samsung Electronics Company,
Ltd. 1,261,868
Total 1,261,868
Total Preferred Stock
(cost $1,154,602) 2,136,035
Shares or
Principal
Amount Short-Term Investments 3.1% Value
Federal Home Loan Bank Discount
Notes
100,000 3.605%,  8/7/2026
e,f
$ 99,614
100,000 3.615%,  8/21/2026
e,f
99,471
100,000 3.640%,  9/4/2026
e,f
99,324
100,000 3.640%,  9/11/2026
e,f
99,253
State Street Institutional U.S.
Government Money Market Fund
2,550,523 3.585%
e
2,550,523
Total Short-Term Investments
(cost $2,948,256) 2,948,185
Total Investments (cost
$60,784,012) 99.9% $95,112,885
Other Assets and Liabilities,
Net 0.1% 55,542
Total Net Assets 100.0% $95,168,427
a Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $2,035,760 or 2.1% of
total net assets.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 39,256,289
Gross unrealized depreciation (5,997,043)
Net unrealized appreciation (depreciation) $ 33,259,246
Cost for federal income tax purposes $ 61,787,315

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,417,521 1,003,589 4,413,932 –
Consumer Discretionary 3,935,077 336,657 3,598,420 –
Consumer Staples 825,550 80,321 745,229 –
Energy @ 4,806,549 473,714 4,332,835 0
Financials @ 17,679,545 1,521,703 16,035,529 122,313
Health Care 1,888,877 – 1,888,877 –
Industrials 6,194,285 33,234 6,161,051 –
Information Technology 40,624,343 613,371 39,933,921 77,051
Materials 6,421,532 783,192 5,638,340 –
Real Estate 1,187,815 – 1,187,815 –
Utilities 1,047,571 178,873 868,698 –
Preferred Stock
Energy 238,518 – 238,518 –
Financials 234,209 – 234,209 –
Information Technology 1,261,868 – 1,261,868 –
Materials 64,836 – 64,836 –
Utilities 336,604 11,700 324,904 –
Short-Term Investments 2,948,185 2,550,523 397,662 –
Subtotal Investments in Securities $95,112,885 $7,586,877 $87,326,644 $199,364
Total Investments at Value $95,112,885
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 66,324 66,324 – –
Total Liability Derivatives $66,324 $66,324 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling
$397,662 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 37 September 2026 $ 3,317,328 ( $ 66,324)
Total Futures Long Contracts $ 3,317,328 ( $ 66,324)
Total Futures Contracts $ 3,317,328 ($66,324)

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Emerging Markets Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 66,324
Total Equity Contracts 66,324
Total Liability Derivatives $66,324
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $877,546
Total Equity Contracts
877,546
Total $877,546
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts ($144,545)
Total Equity Contracts (144,545)
Total ($144,545)
The following table presents Emerging Markets Equity Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,983,864

ESG Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 92.1% Value
Communications Services   11.1%
10,919 Alphabet, Inc., Class A $ 3,902,123
8,669 Alphabet, Inc., Class C 3,063,018
422 Electronic Arts, Inc. 86,527
81 John Wiley and Sons, Inc. 3,929
1,784 Lumen Technologies, Inc.
a
13,701
287 New York Times Company 20,084
26 Scholastic Corporation 1,196
7,839 Verizon Communications, Inc. 331,903
3,322 Walt Disney Company 319,743
4,418 Warner Brothers Discovery, Inc.
a
117,784
519 ZoomInfo Technologies, Inc.
a
1,521
Total 7,861,529
Consumer Discretionary   7.4%
404 Aptiv plc
a
24,798
490 Aramark 27,881
123 Autoliv, Inc. 14,289
50 AutoNation, Inc.
a
9,289
370 Best Buy Company, Inc. 28,076
1,469 Booking Holdings, Inc. 261,835
386 BorgWarner, Inc. 25,630
257 Callaway Golf Company
a
4,829
217 Capri Holdings, Ltd.
a
4,030
263 CarMax, Inc.
a
13,910
2,443 Chipotle Mexican Grill, Inc.
a
83,062
53 Choice Hotels International, Inc. 5,844
42 Columbia Sportswear Company 2,596
214 Darden Restaurants, Inc. 44,086
270 Deckers Outdoor Corporation
a
26,808
57 Domino's Pizza, Inc. 16,874
40 Ethan Allen Interiors, Inc. 894
783 GameStop Corporation
a
17,289
454 Gap, Inc. 8,481
307 Garmin, Ltd. 72,925
257 Genuine Parts Company 30,321
217 Harley-Davidson, Inc. 5,308
251 Hasbro, Inc. 20,730
431 Hilton Worldwide Holdings, Inc. 142,428
1,868 Home Depot, Inc. 658,806
215 Kohl's Corporation 3,810
81 La-Z-Boy, Inc. 3,250
478 LKQ Corporation 12,586
1,050 Lowe's Companies, Inc. 231,514
222 Lucid Group, Inc.
a,b
1,485
410 Marriott International, Inc./MD 151,942
545 Mattel, Inc.
a
7,565
1,332 McDonald's Corporation 360,053
122 Meritage Homes Corporation 10,230
100 Mohawk Industries, Inc.
a
12,133
725 Newell Brands, Inc. 4,451
2,250 NIKE, Inc. 92,362
62 Pool Corporation 13,324
89 PVH Corporation 6,609
1,508 Rivian Automotive, Inc.
a
26,164
478 Royal Caribbean Cruises, Ltd. 151,779
69 Signet Jewelers, Ltd. 5,948
2,137 Starbucks Corporation 218,380
5,278 Tesla, Inc.
a
2,219,927
988 Tractor Supply Company 31,231
82 Ulta Beauty, Inc.
a
36,980
344 Under Armour, Inc., Class A
a
2,198
251 Under Armour, Inc., Class C
a
1,561
70 Vail Resorts, Inc. 9,531
613 VF Corporation 10,225
117 Whirlpool Corporation 4,612
Shares Common Stock  92.1% Value
Consumer Discretionary   7.4% - continued
222 Williams-Sonoma, Inc. $ 51,748
149 Wolverine World Wide, Inc. 2,463
Total 5,235,080
Consumer Staples   3.7%
904 Archer-Daniels-Midland Company 69,066
236 Bunge Global SA 25,188
359 Campbell's Company
b
7,995
446 Church & Dwight Company, Inc. 43,208
229 Clorox Company 21,856
7,265 Coca-Cola Company 590,427
1,425 Colgate-Palmolive Company 130,644
886 Conagra Brands, Inc. 11,926
300 Darling Ingredients, Inc.
a
16,386
464 Estee Lauder Companies, Inc. 36,633
990 General Mills, Inc. 34,452
550 Hormel Foods Corporation 13,651
120 Ingredion, Inc. 11,365
196 J.M. Smucker Company 22,050
2,421 Keurig Dr Pepper, Inc. 79,239
617 Kimberly-Clark Corporation 67,728
1,610 Kraft Heinz Company 38,028
1,034 Kroger Company 57,418
251 Lamb Weston Holdings, Inc. 10,838
464 McCormick & Company, Inc. 23,395
2,397 Mondelez International, Inc. 138,642
2,563 PepsiCo, Inc. 347,030
4,359 Procter & Gamble Company 639,204
888 Sysco Corporation 74,219
849 Target Corporation 110,888
103 United Natural Foods, Inc.
a
4,704
Total 2,626,180
Energy   1.3%
1,860 Baker Hughes Company 103,230
384 Cheniere Energy, Inc. 91,780
87 Core Laboratories, Inc. 1,014
1,562 Halliburton Company 53,030
295 HF Sinclair Corporation 20,547
552 Marathon Petroleum Corporation 141,130
677 NOV, Inc. 12,558
1,182 ONEOK, Inc. 102,763
748 Phillips 66 126,449
393 Targa Resources Corporation 105,379
751 TechnipFMC plc 49,791
561 Valero Energy Corporation 146,107
Total 953,778
Financials   9.6%
486 Allstate Corporation 115,639
520 Ally Financial, Inc. 23,894
997 American Express Company 337,235
170 Ameriprise Financial, Inc. 77,989
651 Arch Capital Group, Ltd.
a
63,186
482 Arthur J. Gallagher & Company 110,653
73 Bank of Hawaii Corporation 5,949
1,288 Bank of New York Mellon
Corporation 186,258
277 BlackRock, Inc. 266,352
130 Cathay General Bancorp 8,059
194 Cboe Global Markets, Inc. 47,078
3,097 Charles Schwab Corporation 285,760
656 Chubb, Ltd. 223,525
800 Citizens Financial Group, Inc. 56,056

ESG Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.1% Value
Financials   9.6% - continued
680 CME Group, Inc. $ 150,164
532 Equitable Holdings, Inc. 23,344
70 FactSet Research Systems, Inc. 16,106
969 Fidelity National Information
Services, Inc. 37,675
535 Franklin Resources, Inc. 17,799
517 Hartford Insurance Group, Inc. 68,513
3,821 Huntington Bancshares, Inc./OH 67,746
1,058 Intercontinental Exchange, Inc. 130,250
667 Invesco, Ltd. 17,602
1,718 KeyCorp 39,600
302 Lincoln National Corporation 10,676
318 Loews Corporation 36,001
279 M&T Bank Corporation 66,405
70 MarketAxess Holdings, Inc. 7,944
904 Marsh & McLennan Companies,
Inc. 150,670
1,536 Mastercard, Inc. 788,890
1,039 MetLife, Inc. 87,910
283 Moody's Corporation 128,176
2,222 Morgan Stanley 464,487
852 Nasdaq, Inc. 67,155
330 Northern Trust Corporation 57,367
654 Old National Bancorp 16,939
1,603 PayPal Holdings, Inc. 69,217
754 PNC Financial Services Group,
Inc. 185,650
413 Principal Financial Group, Inc. 44,513
1,097 Progressive Corporation 239,640
656 Prudential Financial, Inc. 70,802
333 Raymond James Financial, Inc. 50,626
1,627 Regions Financial Corporation 49,135
569 S&P Global, Inc. 231,731
523 State Street Corporation 88,701
652 Synchrony Financial 49,585
409 T. Rowe Price Group, Inc. 46,499
399 Travelers Companies, Inc. 131,718
2,328 Truist Financial Corporation 115,981
3,153 Visa, Inc. 1,081,763
178 Voya Financial, Inc. 16,114
632 Western Union Company 4,866
178 Willis Towers Watson plc 46,524
280 Zions Bancorp NA 19,373
Total 6,801,490
Health Care   6.8%
3,317 AbbVie, Inc. 834,690
526 Agilent Technologies, Inc. 69,869
127 Align Technology, Inc.
a
21,420
1,011 Amgen, Inc. 366,103
531 Becton, Dickinson and Company 80,356
272 Biogen, Inc.
a
58,768
346 BioMarin Pharmaceutical, Inc.
a
19,798
288 Bio-Techne Corporation
b
20,347
3,829 Bristol-Myers Squibb Company 220,627
443 Cardinal Health, Inc. 105,239
347 Cencora, Inc. 98,194
918 Centene Corporation
a
58,926
495 Cigna Group 136,462
364 Cooper Companies, Inc.
a
26,102
1,195 Danaher Corporation 227,624
63 DaVita, Inc.
a
14,016
392 Dentsply Sirona, Inc. 4,159
723 Dexcom, Inc.
a
48,694
1,077 Edwards Lifesciences Corporation
a
97,425
Shares Common Stock  92.1% Value
Health Care   6.8% - continued
412 Elevance Health, Inc. $ 159,333
2,328 Gilead Sciences, Inc. 294,120
294 HCA Healthcare, Inc. 114,628
183 Henry Schein, Inc.
a
15,284
223 Humana, Inc. 88,580
148 IDEXX Laboratories, Inc.
a
77,913
280 Illumina, Inc.
a
49,232
310 Incyte Corporation
a
35,142
131 Insulet Corporation
a
19,945
315 IQVIA Holding, Inc.
a
60,864
101 Jazz Pharmaceuticals, Inc.
a
24,338
154 Labcorp Holdings, Inc. 43,120
4,637 Merck & Company, Inc. 595,855
38 Mettler-Toledo International, Inc.
a
48,545
143 Pediatrix Medical Group, Inc.
a
3,622
206 Quest Diagnostics, Inc. 43,662
270 ResMed, Inc. 52,618
210 Revvity, Inc. 23,365
771 Royalty Pharma plc 43,230
199 Select Medical Holdings
Corporation 3,285
183 STERIS plc 38,534
296 Teladoc Health, Inc.
a
2,510
420 TPG, Inc./Hologic, CVR
a,c
0
276 Veeva Systems, Inc.
a
48,982
477 Vertex Pharmaceuticals, Inc.
a
236,940
183 Waters Corporation
a
68,632
134 West Pharmaceutical Services,
Inc. 48,106
368 Zimmer Biomet Holdings, Inc. 31,681
789 Zoetis, Inc. 56,698
Total 4,837,583
Industrials   8.6%
988 3M Company 159,967
218 A.O. Smith Corporation 13,673
54 Acuity, Inc. 20,340
117 AGCO Corporation 14,005
161 Allegion plc 22,619
72 Applied Industrial Technologies,
Inc. 24,347
41 ArcBest Corporation 5,885
753 Automatic Data Processing, Inc. 168,634
20 Avis Budget Group, Inc.
a
2,957
143 Axon Enterprise, Inc.
a
80,167
217 Broadridge Financial Solutions,
Inc. 29,718
205 Builders FirstSource, Inc.
a
18,343
217 C.H. Robinson Worldwide, Inc. 40,870
1,407 Carrier Global Corporation 103,204
873 Caterpillar, Inc. 929,658
1,610 CNH Industrial NV 18,080
1,671 Copart, Inc.
a
47,106
3,488 CSX Corporation 165,785
259 Cummins, Inc. 184,721
456 Deere & Company 289,255
303 Delta Air Lines, Inc. 28,379
76 Deluxe Corporation 1,815
254 Dover Corporation 56,967
728 Eaton Corporation plc 310,215
84 EMCOR Group, Inc. 69,710
249 Expeditors International of
Washington, Inc. 40,582
97 Exponent, Inc. 5,700
2,154 Fastenal Company 103,457

ESG Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.1% Value
Industrials   8.6% - continued
364 Ferguson Enterprises, Inc. $ 86,388
240 Flowserve Corporation 17,798
534 Fortive Corporation 32,622
202 Fortune Brands Innovations, Inc. 11,090
312 Graco, Inc. 23,590
85 Granite Construction, Inc. 13,437
126 HNI Corporation 5,092
99 Hubbell, Inc. 51,797
36 ICF International, Inc. 2,623
140 IDEX Corporation 31,773
511 Illinois Tool Works, Inc. 138,210
738 Ingersoll Rand, Inc. 60,509
107 Interface, Inc. 3,835
222 Jacobs Solutions, Inc. 27,972
141 JB Hunt Transport Services, Inc. 40,810
1,148 Johnson Controls International plc 167,734
297 Knight-Swift Transportation
Holdings, Inc. 23,127
59 Lennox International, Inc. 33,804
102 Lincoln Electric Holdings, Inc. 27,082
95 ManpowerGroup, Inc. 3,208
381 Masco Corporation 31,002
79 Middleby Corporation
a
13,589
421 Norfolk Southern Corporation 132,442
155 Owens Corning, Inc. 24,639
987 PACCAR, Inc. 118,558
237 Parker-Hannifin Corporation 231,814
600 Paychex, Inc. 58,998
74 Paycom Software, Inc. 9,300
307 Pentair plc 23,535
281 Quanta Services, Inc. 202,331
192 Robert Half, Inc. 5,894
210 Rockwell Automation, Inc. 103,967
70 Ryder System, Inc. 18,464
271 Sensata Technologies Holding plc 12,938
98 Snap-On, Inc. 39,435
291 Stanley Black & Decker, Inc. 27,389
33 Tennant Company 2,889
471 Tetra Tech, Inc. 13,607
121 Timken Company 17,584
415 Trane Technologies plc 203,831
359 TransUnion 25,898
196 U-Haul Holding Company 11,309
1,113 Union Pacific Corporation 302,736
1,397 United Parcel Service, Inc. 150,178
118 United Rentals, Inc. 133,681
455 Veralto Corporation 40,349
246 Verisk Analytics, Inc. 44,164
82 W.W. Grainger, Inc. 111,553
318 Wabtec Corporation 85,733
215 XPO, Inc.
a
44,137
452 Xylem, Inc. 53,431
Total 6,054,035
Information Technology   38.2%
1,151 Accenture plc 143,230
758 Adobe, Inc.
a
155,405
3,058 Advanced Micro Devices, Inc.
a
1,776,423
276 Akamai Technologies, Inc.
a
32,626
916 Analog Devices, Inc. 363,808
1,488 Applied Materials, Inc. 1,075,824
318 Atlassian Corporation
a
24,737
396 Autodesk, Inc.
a
76,990
518 Cadence Design Systems, Inc.
a
194,416
7,408 Cisco Systems, Inc. 870,144
Shares Common Stock  92.1% Value
Information Technology   38.2% - continued
311 Cognex Corporation $ 22,523
896 Cognizant Technology Solutions
Corporation 34,702
1,490 Corning, Inc. 380,591
565 Dell Technologies, Inc. 243,775
373 DocuSign, Inc.
a
16,569
517 Dynatrace Holdings, LLC
a
22,701
89 Everforth, Inc.
a
1,590
107 F5, Inc.
a
44,508
43 Fair Isaac Corporation
a
51,376
191 First Solar, Inc.
a
45,068
691 Flex, Ltd.
a
111,990
1,180 Fortinet, Inc.
a
181,272
123 Gartner, Inc.
a
15,943
969 Gen Digital, Inc. 24,118
157 Guidewire Software, Inc.
a
19,319
2,477 Hewlett Packard Enterprise
Company 111,737
1,735 HP, Inc. 38,066
92 HubSpot, Inc.
a
16,791
8,240 Intel Corporation
a
1,150,551
1,759 International Business Machines
Corporation 494,648
517 Intuit, Inc. 134,937
82 Itron, Inc.
a
7,095
322 Keysight Technologies, Inc.
a
112,723
2,342 Lam Research Corporation 1,014,859
1,599 Marvell Technology, Inc. 476,326
1,015 Microchip Technology, Inc. 92,568
13,230 Microsoft Corporation 4,935,055
147 MongoDB, Inc.
a
49,377
312 Motorola Solutions, Inc. 129,570
372 NetApp, Inc. 57,571
474 Nutanix, Inc.
a
24,155
43,295 NVIDIA Corporation 8,662,897
474 NXP Semiconductors NV 133,208
310 Okta, Inc.
a
42,299
738 ON Semiconductor Corporation
a
69,771
3,236 Oracle Corporation 474,236
1,521 Palo Alto Networks, Inc.
a
518,691
222 PTC, Inc.
a
25,221
143 RingCentral, Inc. 5,574
193 Roper Industries, Inc. 65,309
1,496 Salesforce, Inc. 234,363
410 Seagate Technology Holdings plc 395,650
1,962 ServiceNow, Inc.
a
194,787
284 Skyworks Solutions, Inc.
b
19,255
341 Synopsys, Inc.
a
152,110
550 TE Connectivity plc 110,886
160 Teradata Corporation
a
5,544
1,708 Texas Instruments, Inc. 509,104
442 Trimble, Inc.
a
22,622
270 Twilio, Inc.
a
55,709
80 Tyler Technologies, Inc.
a
23,397
155 VeriSign, Inc. 38,992
649 Western Digital Corporation 414,529
395 Workday, Inc.
a
48,356
91 Zebra Technologies Corporation
a
23,957
191 Zscaler, Inc.
a
26,960
Total 27,049,104
Materials   2.2%
397 Air Products and Chemicals, Inc. 116,393
221 Albemarle Corporation 29,842
145 Avery Dennison Corporation 23,541

ESG Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.1% Value
Materials   2.2% - continued
396 Axalta Coating Systems, Ltd.
a
$ 13,551
480 Ball Corporation 29,952
63 Compass Minerals International,
Inc.
a
1,961
1,255 CRH plc 134,285
477 Ecolab, Inc. 132,897
98 H.B. Fuller Company 5,713
470 International Flavors & Fragrances,
Inc. 37,233
943 International Paper Company 35,928
869 Linde plc 450,959
480 LyondellBasell Industries NV 25,272
112 Martin Marietta Materials, Inc. 64,590
63 Minerals Technologies, Inc. 4,660
594 Mosaic Company 12,587
2,025 Newmont Corporation 189,135
420 PPG Industries, Inc. 50,942
441 Sherwin-Williams Company 151,845
184 Sonoco Products Company 10,368
Total 1,521,654
Real Estate   2.4%
874 American Tower Corporation 142,960
262 AvalonBay Communities, Inc. 49,437
273 BXP, Inc. 18,103
555 CBRE Group, Inc.
a
74,753
206 COPT Defense Properties 7,496
818 Crown Castle, Inc. 61,947
644 Digital Realty Trust, Inc. 115,649
185 Equinix, Inc. 192,842
632 Equity Residential 42,932
151 Federal Realty Investment Trust 18,639
1,308 Healthpeak Properties, Inc. 27,991
1,306 Host Hotels & Resorts, Inc. 30,965
558 Iron Mountain, Inc. 70,481
88 Jones Lang LaSalle, Inc.
a
27,276
460 Macerich Company 11,587
1,748 Prologis, Inc. 236,802
199 SBA Communications Corporation 35,116
609 Simon Property Group, Inc. 136,203
892 Ventas, Inc. 79,210
1,321 Welltower, Inc. 299,827
Total 1,680,216
Utilities   0.8%
366 American Water Works Company,
Inc. 48,158
310 Atmos Energy Corporation 53,404
149 Avista Corporation 6,096
578 CMS Energy Corporation 44,217
691 Consolidated Edison, Inc. 76,445
520 Essential Utilities, Inc. 19,921
705 Eversource Energy 50,950
1,918 Exelon Corporation 89,417
189 New Jersey Resources
Corporation 10,592
886 NiSource, Inc. 42,129
269 Oklo, Inc.
a
14,077
114 Ormat Technologies, Inc. 12,415
1,225 Sempra 113,570
Shares Common Stock  92.1% Value
Utilities   0.8% - continued
388 UGI Corporation $ 13,401
Total 594,792
Total Common Stock
(cost $35,679,800) 65,215,441
Shares
Registered Investment
Companies   6.9% Value
U.S. Unaffiliated   6.9%
34,519 iShares ESG MSCI KLD 400 ETF 4,915,161
Total 4,915,161
Total Registered Investment
Companies (cost $3,299,552) 4,915,161
Shares
Collateral Held for Securities
Loaned 0.1% Value
36,750 Thrivent Cash Management Trust 36,750
Total Collateral Held for
Securities Loaned
(cost $36,750) 36,750
Shares or
Principal
Amount Short-Term Investments 0.9% Value
Federal Home Loan Bank Discount
Notes
100,000 3.615%, 8/21/2026
d,e
99,471
State Street Institutional U.S.
Government Money Market
Fund
527,513 3.585%
d
527,513
Total Short-Term Investments
(cost $627,001) 626,984
Total Investments (cost
$39,643,103) 100.0% $70,794,336
Other Assets and Liabilities, Net
<0.1% 14,161
Total Net Assets 100.0% $70,808,497
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

ESG Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by ESG Index Portfolio as of June 30,
2026:
Securities Lending Transactions
Common Stock $ 35,709
Total lending $35,709
Gross amount payable upon return of
collateral for securities loaned $36,750
Net amounts due to counterparty $1,041
Definitions:
CVR - Contingent Value Right
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 34,100,207
Gross unrealized depreciation (3,186,100)
Net unrealized appreciation (depreciation) $ 30,914,107
Cost for federal income tax purposes $ 39,884,659
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,861,529 7,861,529 – –
Consumer Discretionary 5,235,080 5,235,080 – –
Consumer Staples 2,626,180 2,626,180 – –
Energy 953,778 953,778 – –
Financials 6,801,490 6,801,490 – –
Health Care @ 4,837,583 4,837,583 – 0
Industrials 6,054,035 6,054,035 – –
Information Technology 27,049,104 27,049,104 – –
Materials 1,521,654 1,521,654 – –
Real Estate 1,680,216 1,680,216 – –
Utilities 594,792 594,792 – –
Registered Investment Companies
U.S. Unaffiliated 4,915,161 4,915,161 – –
Short-Term Investments 626,984 527,513 99,471 –
Subtotal Investments in Securities $70,757,586 $70,658,115 $99,471 $0
Other Investments  * Total
Collateral Held for Securities Loaned 36,750
Subtotal Other Investments $36,750
Total Investments at Value $70,794,336
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,430 4,430 – –
Total Asset Derivatives $4,430 $4,430 $– $–

ESG Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $99,471 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 September 2026 $ 674,913 $ 4,430
Total Futures Long Contracts $ 674,913 $ 4,430
Total Futures Contracts $ 674,913 $4,430
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,430
Total Equity Contracts 4,430
Total Asset Derivatives $4,430
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for ESG
Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $37,469
Total Equity Contracts
37,469
Total $37,469
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $11,139
Total Equity Contracts 11,139
Total $11,139
The following table presents ESG Index Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $636,517

ESG Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $4 $356 $323 $37 37 0.1%
Total Collateral Held for Securities Loaned 4 37 0.1
Total Value $4 $37
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 73.6% Value
Communications Services   5.1%
56,989 Alphabet, Inc., Class A $ 20,366,159
85,585 Alphabet, Inc., Class C 30,239,748
232 ATN International, Inc. 6,146
434,142 Bezeq Israel Telecommunication
Corporation, Ltd. 1,024,216
420 Cable One, Inc.
a
22,306
556 CarGurus, Inc.
a
18,954
564 Charter Communications, Inc.
a
80,206
121,545 Comcast Corporation 2,983,930
57,751 Deutsche Telekom AG 1,574,535
2,295 Gogo, Inc.
a
7,115
6,399 Imax Corporation
a
255,064
7,698 Ipsos SA 306,622
684 Iridium Communications, Inc. 37,517
173,700 KDDI Corporation 2,917,762
96,688 Koninklijke (Royal) KPN NV 477,519
1,481 Liberty Capital Corporation
a
31,930
5,801 Liberty Global, Ltd., Class A
a
65,957
583 Liberty Media Corporation-Liberty
Formula One
a
55,467
8,784 Lumen Technologies, Inc.
a
67,461
66 Madison Square Garden Sports
Corporation
a
26,521
31,687 Meta Platforms, Inc. 17,848,970
21,958 MONY Group plc 53,942
75,658 Netflix, Inc.
a
5,401,981
3,202 New York Times Company 224,076
1,858,400 NTT, Inc. 1,653,100
446 Omnicom Group, Inc. 32,482
1,369 Reddit, Inc.
a
237,631
458 ROBLOX Corporation
a
24,906
941,700 SoftBank Corporation 1,202,485
75,800 SoftBank Group Corporation 2,811,672
613 Space Exploration Technologies
Corporation
a,b
104,737
529 Spotify Technology SA
a
242,880
358 Take-Two Interactive Software,
Inc.
a
89,493
1,600 TBS Holdings, Inc. 61,704
78,307 Telia Company AB 381,421
765,237 Telstra Corporation, Ltd. 2,683,580
9,273 Trade Desk, Inc.
a
167,656
39,300 TV Asahi Holdings Corporation 763,336
124,473 Universal Music Group NV 2,607,644
653 Versant Media Group, Inc. 23,515
1,161,244 Vodafone Group plc 1,536,983
152,337 Warner Brothers Discovery, Inc.
a
4,061,304
173,989 Warner Music Group Corporation 4,709,882
3,982 ZoomInfo Technologies, Inc.
a
11,667
Total 107,502,182
Consumer Discretionary   5.9%
406 Abercrombie & Fitch Company
a
36,544
1,396 Adient plc
a
25,658
8,993 ADT, Inc. 58,454
166,678 Amazon.com, Inc.
a
39,726,035
2,210 American Eagle Outfitters, Inc. 38,012
46,613 Aptiv plc
a
2,861,106
1,305 Aramark 74,254
5,000 Asics Corporation 135,994
3,983 Aumovio SE
a
164,422
40 AutoNation, Inc.
a
7,432
8 AutoZone, Inc.
a
25,568
11,588 Avolta AG 774,160
12,200 Bandai Namco Holdings, Inc. 282,809
Shares Common Stock  73.6% Value
Consumer Discretionary   5.9% - continued
2,482 Bath & Body Works, Inc. $ 57,409
2,225 Berkeley Group Holdings plc
a
103,204
3,168 Best Buy Company, Inc. 240,388
3,576 Bloomin' Brands, Inc. 32,685
1,334 Boot Barn Holdings, Inc.
a
219,136
4,869 BorgWarner, Inc. 323,302
54 Bright Horizons Family Solutions,
Inc.
a
3,828
237 Brunswick Corporation 19,965
680 Buckle, Inc. 28,696
162 Burlington Stores, Inc.
a
51,322
1,525 Camping World Holdings, Inc. 11,636
3,043 CarMax, Inc.
a
160,944
3,446 Carnival Corporation, Ltd. 98,452
23 Cavco Industries, Inc.
a
14,131
545 Champion Homes, Inc.
a
48,025
2,137 Chewy, Inc.
a
41,992
1,338 Chipotle Mexican Grill, Inc.
a
45,492
92 Citi Trends, Inc.
a
5,321
27,304 D.R. Horton, Inc. 4,447,276
1,358 Dana, Inc. 36,951
870 Deckers Outdoor Corporation
a
86,382
300 Denso Corporation 3,454
1,573 DoorDash, Inc.
a
290,266
1,015 eBay, Inc. 113,426
494 El Pollo Loco Holdings, Inc.
a
8,378
2,865 Etsy, Inc.
a
215,820
3,700 Fast Retailing Company, Ltd. 1,895,674
962 Five Below, Inc.
a
172,958
933 Flutter Entertainment plc
a
95,325
5,600 Food & Life Companies, Ltd. 168,908
16,566 Ford Motor Company 230,267
1,219 Fox Factory Holding Corporation
a
20,656
516 Frontdoor, Inc.
a
40,036
3,788 Games Workshop Group plc 1,085,436
256 Gap, Inc. 4,782
810 Garmin, Ltd. 192,407
3,045 Garrett Motion, Inc. 110,320
1,312 General Motors Company 101,129
2,378 Gentex Corporation 60,092
111 Genuine Parts Company 13,096
124 GigaCloud Technology, Inc.
a
3,918
2,993 Gildan Activewear, Inc. 154,439
22,412 Global-e Online, Ltd.
a
778,369
3,728 Goodyear Tire & Rubber
Company
a
24,605
270 Grand Canyon Education, Inc.
a
38,640
4,478 Hasbro, Inc. 369,838
9,500 Heiwa Corporation 116,959
2,788 Helen of Troy, Ltd.
a
81,047
14,075 Hilton Worldwide Holdings, Inc. 4,651,224
13,910 Home Depot, Inc. 4,905,779
164,800 Honda Motor Company, Ltd. 1,484,480
1,893 Installed Building Products, Inc. 435,087
20,600 JTEKT Corporation 255,501
184,497 Kingfisher plc 692,728
1,560 Kohl's Corporation 27,643
1,223 Laureate Education, Inc.
a
44,419
496 Lear Corporation 66,494
1,032 Lennar Corporation 93,386
28,282 Levi Strauss & Company 702,242
14,455 Life Time Group Holdings, Inc.
a
590,342
49 Lithia Motors, Inc. 14,234
1,456 LKQ Corporation 38,336
28,956 Lottomatica Group SPA 803,375

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Consumer Discretionary   5.9% - continued
30,100 Lowe's Companies, Inc. $ 6,636,749
991 Lululemon Athletica, Inc.
a
113,152
3,342 LVMH Moet Hennessy Louis
Vuitton SE 1,848,321
2,029 LVMH Moet Hennessy Louis
Vuitton SE ADR 224,407
98 M/I Homes, Inc.
a
15,757
4,916 Macy's, Inc. 115,772
3,859 Mattel, Inc.
a
53,563
2,263 Mercedes-Benz Group AG 113,826
4,947 Mobileye Global, Inc.
a
47,887
2,279 Mohawk Industries, Inc.
a
276,511
427 Monarch Casino & Resort, Inc. 56,197
213 Murphy USA, Inc. 114,779
18,163 Next plc 3,504,430
8,200 Niterra Company, Ltd. 544,913
20 NVR, Inc.
a
136,268
2,697 Ollie's Bargain Outlet Holdings,
Inc.
a
207,345
4,236 O'Reilly Automotive, Inc.
a
390,093
13,800 Panasonic Holdings Corporation 388,241
4,426 Pattern Group, Inc.
a
111,491
3,052 PENN Entertainment, Inc.
a
65,191
34,564 Pirelli & C. SPA
a,c
261,767
233 Pool Corporation 50,072
74,651 Prosus NV 3,243,844
286 Ralph Lauren Corporation 114,803
3,362 Ross Stores, Inc. 715,602
18,700 Ryohin Keikaku Company, Ltd. 408,745
17,900 Sekisui House, Ltd. 372,134
4,722 SharkNinja, Inc.
a
719,019
11,045 Six Flags Entertainment
Corporation
a
235,259
3,674 Sonos, Inc.
a
49,709
142,100 Sony Group Corporation 2,859,630
155,344 Sony Group Corporation ADR
b
3,116,201
348 Strategic Education, Inc. 26,664
190,400 Sumitomo Electric Industries, Ltd. 3,533,277
895 Tapestry, Inc. 131,010
26,070 Tesla, Inc.
a
10,965,042
3,628 Texas Roadhouse, Inc. 701,038
1,911 Toll Brothers, Inc. 314,837
6,800 Toyoda Gosei Company, Ltd. 215,641
119,100 Toyota Motor Corporation 1,995,223
2,443 Tractor Supply Company 77,223
260 Ulta Beauty, Inc.
a
117,255
3,153 Universal Technical Institute, Inc.
a
134,854
2,289 Urban Outfitters, Inc.
a
162,199
1,774 Versigent plc
a
74,526
585 Victoria's Secret & Company
a
48,836
4,779 Viking Holdings, Ltd.
a
500,218
222 Visteon Corporation 22,025
277 Wayfair, Inc.
a
25,600
57,000 Wyndham Hotels & Resorts, Inc. 4,799,970
4,069 Wynn Resorts, Ltd. 395,059
853 YETI Holdings, Inc.
a
42,275
7,433 Yum China Holding, Inc. 303,787
48 Yum! Brands, Inc. 7,673
Total 123,188,410
Consumer Staples   2.9%
800 Ain Holdings, Inc. 27,309
56,529 Anheuser-Busch InBev SA/NV 4,670,964
10,300 Arcs Company, Ltd. 215,397
4,151 BellRing Brands, Inc.
a
53,714
Shares Common Stock  73.6% Value
Consumer Staples   2.9% - continued
442 BJ's Wholesale Club Holdings,
Inc.
a
$ 38,551
6,600 British American Tobacco plc 408,429
3,060 Campbell's Company
b
68,146
562 Casey's General Stores, Inc. 446,672
309 Celsius Holdings, Inc.
a
9,048
3,451 Central Garden & Pet Company,
Class A
a
133,795
2,545 Chefs' Warehouse, Inc.
a
244,574
1,139 Church & Dwight Company, Inc. 110,346
8,439 Conagra Brands, Inc. 113,589
266 Constellation Brands, Inc. 36,998
4,212 Cranswick plc 307,286
5,774 Darling Ingredients, Inc.
a
315,376
739 Dollar General Corporation 85,066
619 Dollar Tree, Inc.
a
74,868
2,842 Estee Lauder Companies, Inc. 224,376
3,454 General Mills, Inc. 120,199
5,747 Heineken Holding NV 437,633
4,580 Heineken NV 384,547
105 Hershey Company 18,422
2,235 Hormel Foods Corporation 55,473
80,017 Imperial Brands plc 2,957,345
142 Ingles Markets, Inc. 12,578
1,191 J.M. Smucker Company 133,987
10,800 Japan Tobacco, Inc. 398,515
187,787 Keurig Dr Pepper, Inc. 6,146,269
144,521 Koninklijke Ahold Delhaize NV 5,815,847
2,733 Kraft Heinz Company 64,553
1,963 L'Oreal SA, ADR 172,175
830 Maplebear, Inc.
a
39,300
116 Marzetti Company 13,243
528 Molson Coors Beverage Company 20,571
3,577 Mondelez International, Inc. 206,894
27,524 Nestle SA 2,823,003
23,730 PepsiCo, Inc. 3,213,042
836 Performance Food Group
Company
a
93,456
6,097 Reckitt Benckiser Group plc 397,121
7 Seaboard Corporation 31,250
7,122 Shufersal, Ltd. 101,679
1,047 Simply Good Foods Company
a
13,904
2,903 Smithfield Foods, Inc. 70,427
52 Sprouts Farmers Markets, Inc.
a
4,398
98,976 Sysco Corporation 8,272,414
220 Target Corporation 28,734
669,295 Tesco plc 4,080,101
6,613 Turning Point Brands, Inc. 560,849
2,546 Tyson Foods, Inc. 145,759
119,997 Unilever plc ADR 7,214,220
888 US Foods Holding Corporation
a
90,798
1,870 Vita Coco Company, Inc.
a
123,682
69,020 Walmart, Inc. 7,817,205
1,631,000 WH Group, Ltd.
c
1,729,375
Total 61,393,472
Energy   3.6%
12,566 Ampol, Ltd. 284,435
8,549 Antero Midstream Corporation 194,490
3,459 Antero Resources Corporation
a
121,549
515 APA Corporation 16,774
303 Archrock, Inc. 12,335
283 Baker Hughes Company 15,706
378,361 BP plc 2,332,127
98 California Resources Corporation 5,181

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Energy   3.6% - continued
1,557 Cheniere Energy, Inc. $ 372,139
1,191 Chord Energy Corporation 136,131
735 CNX Resources Corporation
a
24,939
72,806 ConocoPhillips 7,568,912
22,300 Cosmo Energy Holdings
Company, Ltd. 520,952
146,801 Devon Energy Corporation 6,065,817
3,427 DHT Holdings, Inc. 56,648
1,798 Diamondback Energy, Inc. 316,052
3,125 Dorian LPG, Ltd. 108,688
1,003 DT Midstream, Inc. 147,180
160,600 Eneos Holdings, Inc. 1,188,820
47,741 Eni SPA 1,120,080
206,864 Enterprise Products Partners, LP 7,604,321
1,392 EQT Corporation 74,013
2,762 Expand Energy Corporation 251,867
101,195 Exxon Mobil Corporation 13,835,380
14,687 Galp Energia SGPS SA 311,274
391 Gulfport Energy Corporation
a
66,353
154,109 Halliburton Company 5,232,001
323 Hess Midstream, LP 12,145
3,584 HF Sinclair Corporation 249,626
25,500 Inpex Corporation 514,545
36,700 Japan Petroleum Exploration
Company, Ltd. 359,689
8,843 Kinder Morgan, Inc. 282,711
816 Kodiak Gas Services, Inc. 61,306
8,983 Koninklijke Vopak NV 467,770
8,927 Kosmos Energy, Ltd.
a
18,836
19,154 Marathon Petroleum Corporation 4,897,103
1,217 Matador Resources Company 60,582
6,486 Noble Corporation plc 241,928
2,390 Occidental Petroleum Corporation 116,082
174 Oceaneering International, Inc.
a
7,050
451 ONEOK, Inc. 39,210
2,935 Ovintiv, Inc. 154,528
167 Par Pacific Holdings, Inc.
a
9,365
7,669 Patterson-UTI Energy, Inc. 70,401
675 PBF Energy, Inc. 30,726
20,631 Permian Resources Corporation 379,817
1,382 Phillips 66 233,627
1,026 Range Resources Corporation 38,157
88,010 Repsol SA 2,198,888
44,221 SBM Offshore NV 1,528,754
401 Scorpio Tankers, Inc. 27,773
222,678 Shell plc 8,652,174
2,285 SM Energy Company 59,639
2,200 Talos Energy, Inc.
a
28,402
6,912 TechnipFMC plc 458,266
278 Teekay Tankers, Ltd. 18,034
74,181 TotalEnergies SE 5,736,063
12,578 Transocean, Ltd.
a
61,506
83 Valero Energy Corporation 21,617
609 Viper Energy, Inc. 25,822
663 Williams Companies, Inc. 49,287
Total 75,095,593
Financials   14.0%
36,539 AB Industrivarden, Class A 2,049,985
185 Acadian Asset Management, Inc. 13,231
290 ACNB Corporation 17,220
745 Affiliated Managers Group, Inc. 252,108
829 Affirm Holdings, Inc.
a
67,605
14,327 Ageas SA NV 1,146,310
23,150 AGNC Investment Corporation 252,335
Shares Common Stock  73.6% Value
Financials   14.0% - continued
10,999 Allianz SE $ 5,206,337
13,147 Allstate Corporation 3,128,197
5,850 Ally Financial, Inc. 268,807
13,195 American Express Company 4,463,209
1,068 American Financial Group, Inc. 149,456
69,893 American International Group, Inc. 5,209,125
1,002 Ameriprise Financial, Inc. 459,677
208 Ameris Bancorp 18,774
53,018 ANZ Group Holdings, Ltd. 1,293,869
5,004 Arch Capital Group, Ltd.
a
485,688
704 Arrow Financial Corporation 28,857
2,404 Associated Banc-Corp 73,971
456 Assurant, Inc. 122,450
728 Assured Guaranty, Ltd. 58,356
401 Atlantic Union Bankshares
Corporation 16,966
380 Avidia Bancorp, Inc. 7,976
113,152 AXA SA 5,669,964
701 Axis Capital Holdings, Ltd. 75,315
2,267 Banc of California, Inc. 46,315
157,983 Banco Bilbao Vizcaya Argentaria
SA 3,977,494
1,062,739 Banco de Sabadell SA 3,765,736
543,981 Banco Santander SA 7,550,352
25,420 Bank Hapoalim BM 586,324
20,679 Bank Leumi Le-Israel BM 462,767
229,054 Bank of America Corporation 13,051,497
849 Bank of Marin Bancorp 23,517
47,290 Bank of New York Mellon
Corporation 6,838,607
333 Bank OZK 17,346
46 BankUnited, Inc. 2,229
489 Bankwell Financial Group, Inc. 28,729
658 Banner Corporation 43,717
656 Bar Harbor Bankshares 24,771
898,740 Barclays plc 6,022,472
472 BayCom Corporation 15,529
1,548 Beacon Financial Corporation 47,137
11,061 Berkshire Hathaway, Inc.
a
5,534,814
6,175 BGC Group, Inc. 66,011
646 Bladex, Inc. 39,710
371 Block, Inc.
a
28,196
2,609 Blue Owl Capital, Inc. 22,829
71,706 BNP Paribas SA 8,374,741
169 Bread Financial Holdings, Inc. 18,311
607 Bridgewater Bancshares, Inc.
a
12,771
324 Brown & Brown, Inc. 20,785
2,069 Byline Bancorp, Inc. 77,919
205 C&F Financial Corporation
b
16,400
47,291 Capital One Financial Corporation 9,487,520
67 Cathay General Bancorp 4,153
934 Central Pacific Financial
Corporation 35,679
65,606 Charles Schwab Corporation 6,053,466
141 Chemung Financial Corporation 10,516
734 ChoiceOne Financial Services, Inc. 24,956
13,593 Chubb, Ltd. 4,631,679
33 Cincinnati Financial Corporation 6,110
2,106 Citizens Financial Group, Inc. 147,567
164 Citizens Financial Services, Inc. 11,880
1,034 Civista Bancshares, Inc. 29,179
1,760 CNB Financial Corporation 59,330
2,939 CNO Financial Group, Inc. 149,830
453 Coinbase Global, Inc.
a
66,224
729 Colony Bankcorp, Inc. 14,646

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Financials   14.0% - continued
4,982 Columbia Banking System, Inc. $ 159,673
529 Commerce Bancshares, Inc. 30,550
34,464 Commonwealth Bank of Australia 3,927,654
21 Community Financial System, Inc. 1,409
366 Community Trust Bancorp, Inc. 26,484
2,530 ConnectOne Bancorp, Inc. 84,603
47 Corpay, Inc.
a
15,664
139,835 Credit Agricole SA 2,812,503
297 Cullen/Frost Bankers, Inc. 45,892
958 Customers Bancorp, Inc.
a
75,778
264,500 Daiichi Life Group, Inc. 2,888,009
71,100 Daiwa Securities Group, Inc. 705,152
21,765 Deutsche Bank AG 737,113
3,387 Deutsche Boerse AG 923,801
1,850 Dynex Capital, Inc. 24,253
392 Eagle Bancorp Montana, Inc. 9,381
2,779 East West Bancorp, Inc. 358,741
500 Eastern Bankshares, Inc. 11,120
215 Encore Capital Group, Inc.
a
20,057
931 Enova International, Inc.
a
224,120
320 Equity Bancshares, Inc. 15,677
7,784 Erste Group Bank AG 1,041,791
1,800 Essent Group, Ltd. 115,704
273 Euronet Worldwide, Inc.
a
19,981
363 Evercore, Inc. 123,943
3,065 EXOR NV 234,815
3,086 F.N.B. Corporation 58,881
873 Farmers & Merchants Bancorp,
Inc./Archbold, OH 26,696
973 Farmers National Banc
Corporation 14,206
1,416 Federated Hermes, Inc. 78,191
640 Fidelity National Financial, Inc. 30,182
2,419 Fidelity National Information
Services, Inc. 94,051
2,390 Fifth Third Bancorp 134,724
372 Financial Institutions, Inc. 14,497
2,897 First American Financial
Corporation 198,705
331 First Bancorp/Puerto Rico
b
8,629
1,497 First Bank/Hamilton, NJ 26,542
14 First Citizens BancShares, Inc./NC 29,131
248 First Financial Bankshares, Inc. 8,581
233 First Financial Corporation 18,043
100 First Hawaiian, Inc. 2,930
3,087 First Horizon Corporation 79,151
5,523 First International Bank of Israel,
Ltd. 391,181
1,122 First Merchants Corporation 49,020
539 First Mid-Illinois Bancshares, Inc. 25,920
131 FirstCash Holdings, Inc. 28,338
3,222 Fiserv, Inc.
a
158,039
681 Flagstar Bank NA 10,174
416 Flywire Corporation
a
7,309
147 Franklin Resources, Inc. 4,891
696 Fulton Financial Corporation 16,836
94,565 Generali 4,610,302
25,267 Genworth Financial, Inc.
a
239,278
376 Glacier Bancorp, Inc. 19,394
264 Global Life, Inc. 47,171
442 Global Payments, Inc. 32,071
408 Goosehead Insurance, Inc.
a
19,788
10,100 Hachijuni Nagano Bank, Ltd. 149,812
453 Hamilton Insurance Group, Ltd. 15,375
284 Hamilton Lane, Inc. 22,388
Shares Common Stock  73.6% Value
Financials   14.0% - continued
265 Hancock Whitney Corporation $ 19,801
2,464 Hanmi Financial Corporation 79,834
313 Hanover Bancorp, Inc. 7,299
144 Hanover Insurance Group, Inc. 30,833
1,060 Happen, Inc.
a
21,984
9,352 Harel Insurance Investments &
Financial Services, Ltd. 492,655
866 Hartford Insurance Group, Inc. 114,762
733 Hilltop Holdings, Inc. 28,426
20,526 Hiscox, Ltd. 502,950
567 Home BancShares, Inc. 16,188
1,741 Horizon Bancorp, Inc. 34,785
798 Houlihan Lokey, Inc. 107,036
182,588 HSBC Holdings plc 3,452,619
163,900 Huntington Bancshares, Inc./OH 2,905,947
46,307 IG Group Holdings plc 1,116,690
27 Independent Bank Corporation/MA 2,260
847 Independent Bank Corporation/MI 30,551
369 Interactive Brokers Group, Inc. 32,118
34,444 Intercontinental Exchange, Inc. 4,240,401
2,406 Invesco, Ltd. 63,494
764 Investar Holding Corporation 22,889
188,478 Investor AB, Class B 7,831,476
1,124 Jackson Financial, Inc. 115,086
97,000 Japan Exchange Group, Inc. 1,227,624
64,100 Japan Post Holdings Company,
Ltd. 861,579
945 Jefferies Financial Group, Inc. 47,231
52,302 JPMorgan Chase & Company 17,120,014
3,577 Kearny Financial Corporation/MD 33,838
2,777 Kemper Corporation 74,868
1,957 KeyCorp 45,109
712 Lazard, Inc. 29,861
976 Lincoln National Corporation 34,502
1,938,674 Lloyds TSB Group plc 2,837,311
919 Loews Corporation 104,040
2,818 M&T Bank Corporation 670,712
1,625 Macquarie Group, Ltd. 282,496
63,774 Man Group plc 247,238
98,541 Mapfre SA 487,885
93 Markel Group, Inc.
a
181,630
359 MarketAxess Holdings, Inc. 40,743
583 Mercantile Bank Corporation 33,476
281 Mercury General Corporation 29,960
54,691 MetLife, Inc. 4,627,405
8,124 MGIC Investment Corporation 229,097
417 Miami International Holdings, Inc.
a
15,496
733 Mid Penn Bancorp, Inc. 25,538
228,100 Mitsubishi UFJ Financial Group,
Inc. 4,544,421
38,100 Mizuho Financial Group, Inc. 1,829,898
62,449 Morgan Stanley 13,054,339
684 Morningstar, Inc. 106,718
18,400 MS and AD Insurance Group
Holdings, Inc. 476,927
3,008 Muenchener Rueckversicherungs-
Gesellschaft AG 1,679,844
5,756 Nasdaq, Inc. 453,688
53,625 National Australia Bank, Ltd. 1,408,124
422 National Bankshares, Inc. 15,331
798,540 NatWest Group plc 7,046,299
917 NBT Bancorp, Inc. 45,272
909 NerdWallet, Inc.
a
8,408
4,639 NMI Holdings, Inc.
a
190,616
8,285 NN Group NV 726,334

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Financials   14.0% - continued
39,100 Nomura Holdings, Inc. $ 343,295
981 Northeast Community Bancorp,
Inc. 27,213
1,274 Northern Trust Corporation 221,472
1,304 Northpointe Bancshares, Inc. 25,011
860 Northrim BanCorp, Inc. 23,856
2,806 Northwest Bancshares, Inc. 42,539
796 OFG Bancorp 39,060
11,171 Old National Bancorp 289,329
2,622 Old Republic International
Corporation 107,292
3,347 Old Second Bancorp, Inc. 78,052
1,230 OneMain Holdings, Inc. 74,993
3,321 Oportun Financial Corporation
a
18,963
551 Orange County Bancorp, Inc. 20,266
44,200 ORIX Corporation 1,683,646
1,332 Orrstown Financial Services, Inc. 54,386
1,869 Oscar Health, Inc.
a
53,304
540 Palomar Holdings, Inc.
a
68,251
816 Parke Bancorp, Inc. 27,059
502 Paymentus Holdings, Inc.
a
12,128
1,490 PayPal Holdings, Inc. 64,338
1,063 PCB Bancorp 30,157
122 Peoples Bancorp of North
Carolina, Inc. 5,257
826 Pinnacle Financial Partners, Inc. 83,327
452 Piper Sandler Companies 32,698
254 Plumas Bancorp 14,844
8,826 Plus500, Ltd. 560,310
1,032 Popular, Inc. 169,434
408 Prosperity Bancshares, Inc. 29,796
798 Provident Financial Services, Inc. 18,865
1,439 Prudential Financial, Inc. 155,311
175,355 QBE Insurance Group, Ltd. 3,050,317
2,992 Radian Group, Inc. 112,709
498 RBB Bancorp 13,653
1,859 Regions Financial Corporation 56,142
1,552 Reinsurance Group of America,
Inc. 330,033
652 RenaissanceRe Holdings, Ltd. 206,619
148 Renasant Corporation 6,296
181 RLI Corporation 10,692
34,750 Robinhood Markets, Inc.
a
3,484,730
5,245 Rocket Companies, Inc.
a
82,609
8,800 San-in Godo Bank, Ltd. 124,250
60,300 SBI Holdings, Inc. 988,847
4,622 SEI Investments Company 405,396
3,431 Selective Insurance Group, Inc. 332,841
99 ServisFirst Bancshares, Inc. 8,588
22,821 Simmons First National
Corporation 516,896
201,600 Singapore Exchange, Ltd. 3,761,340
33,555 Societe Generale SA 2,969,948
48,600 Sompo Holdings, Inc. 1,846,328
337,000 Sony Financial Group, Inc. 293,640
735 South Plains Financial, Inc. 31,667
31 Southern Missouri Bancorp, Inc. 2,362
1,718 SouthState Bank Corporation 171,628
87,128 Standard Chartered plc 2,356,172
526 Starwood Property Trust, Inc. 8,616
1,489 State Street Corporation 252,534
3,067 Stifel Financial Corporation 213,985
2,151 Stock Yards Bancorp, Inc. 164,487
1,096 StoneX Group, Inc.
a
129,876
12,992 Storebrand ASA 244,009
Shares Common Stock  73.6% Value
Financials   14.0% - continued
49,800 Sumitomo Mitsui Financial Group,
Inc. $ 1,952,113
28,300 Sumitomo Mitsui Trust Group, Inc. 1,056,721
1,500 T&D Holdings, Inc. 44,742
1,772 Texas Capital Bancshares, Inc. 182,977
582 Third Coast Bancshares, Inc.
a
23,513
408 Timberland Bancorp, Inc./WA 18,282
2,503 Toast, Inc.
a
69,633
92,600 Tokio Marine Holdings, Inc. 4,071,512
384 Tompkins Financial Corporation 36,296
1,161 Towne Bank/Portsmouth, VA 42,075
104,295 TP ICAP Group plc 468,198
569 TPG RE Finance Trust, Inc. 4,763
520 TPG, Inc. 21,086
1,228 Tradeweb Markets, Inc. 122,382
733 TriCo Bancshares 39,472
3,977 Triumph Financial, Inc.
a
303,485
7,854 U.S. Bancorp 474,382
120,220 UBS Group AG 5,958,239
551 UMB Financial Corporation 78,661
69,323 UniCredit SPA 6,212,620
113,886 Unipol Assicurazioni SPA 3,183,157
507 United Bankshares, Inc. 23,236
1,662 United Community Banks, Inc. 58,320
253 Unity Bancorp, Inc. 14,849
492 Universal Insurance Holdings, Inc. 20,349
370 Univest Financial Corporation 16,187
2,359 Unum Group 210,895
1,840 Valley National Bancorp 26,956
1,048 Virtu Financial, Inc. 62,429
30,654 Visa, Inc. 10,517,081
3,042 Voya Financial, Inc. 275,392
158,787 Wells Fargo & Company 13,122,158
1,434 WesBanco, Inc. 55,969
788 West Bancorporation, Inc. 20,906
1,764 Western Alliance Bancorp 145,001
4,230 Western Union Company 32,571
60,395 Westpac Banking Corporation 1,471,561
309 WEX, Inc.
a
43,597
1,768 Wintrust Financial Corporation 284,153
621 WisdomTree, Inc. 10,520
90 WSFS Financial Corporation 6,906
2,655 Zions Bancorp NA 183,699
4,821 Zurich Insurance Group AG 3,565,770
Total 292,518,276
Health Care   7.3%
774 4D Molecular Therapeutics, Inc.
a
10,294
1,579 Acadia Healthcare Company, Inc.
a
46,628
1,411 Adaptive Biotechnologies
Corporation
a
30,266
2,607 Agilent Technologies, Inc. 346,288
353 Agios Pharmaceuticals, Inc.
a
13,100
270 Align Technology, Inc.
a
45,538
4,379 Alignment Healthcare, Inc.
a
104,264
11,916 ALK-Abello AS 445,701
13,087 Amgen, Inc. 4,739,064
731 Anika Therapeutics, Inc.
a
10,695
1,108 Arcus Biosciences, Inc.
a
34,160
403 Argenx SE ADR
a
373,891
32,760 AstraZeneca plc 6,116,449
22,733 Avantor, Inc.
a
225,057
615 Azenta, Inc.
a
15,695
5,912 Bayer AG 326,981
102 Becton, Dickinson and Company 15,436

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Health Care   7.3% - continued
4,362 BioLife Solutions, Inc.
a
$ 123,183
1,875 BioMarin Pharmaceutical, Inc.
a
107,287
85 Bio-Rad Laboratories, Inc.
a
24,957
1,690 BridgeBio Pharma, Inc.
a
125,871
3,841 BrightSpring Health Services, Inc.
a
267,871
42,663 Bristol-Myers Squibb Company 2,458,242
145 Bruker Corporation 8,726
2,691 C4 Therapeutics, Inc.
a
12,567
468 Cardinal Health, Inc. 111,178
11,371 Cencora, Inc. 3,217,766
3,279 Centene Corporation
a
210,479
615 Charles River Laboratories
International, Inc.
a
139,476
5,000 Chugai Pharmaceutical Company,
Ltd. 230,966
27,031 Cigna Group 7,451,906
3,185 Cooper Companies, Inc.
a
228,396
20,334 Danaher Corporation 3,873,220
1,661 Denali Therapeutics, Inc.
a
42,721
2,572 Dentsply Sirona, Inc. 27,289
1,345 Dexcom, Inc.
a
90,586
1,498 Doximity, Inc.
a
31,068
1,464 Edwards Lifesciences Corporation
a
132,433
4,665 Elanco Animal Health, Inc.
a
114,806
8,088 Eli Lilly & Company 9,700,990
1,428 Enanta Pharmaceuticals, Inc.
a
20,820
2,557 Encompass Health Corporation 258,462
1,878 Enovis Corporation
a
38,875
414 Envista Holdings Corporation
a
10,909
1,440 Fate Therapeutics, Inc.
a
3,888
2,977 Fortrea Holdings, Inc.
a
51,800
23,795 Fresenius SE & Company KGaA 1,087,106
697 Fulcrum Therapeutics, Inc.
a
2,551
17,673 Galderma Group AG 4,019,681
6,029 Galenica AG
c
628,684
371 GE HealthCare Technologies, Inc. 23,748
35,079 Gilead Sciences, Inc. 4,431,881
724 Globus Medical, Inc.
a
57,203
297,753 GSK plc 7,816,901
2,383 Guardant Health, Inc.
a
357,521
79,788 Haleon plc 367,676
241 Henry Schein, Inc.
a
20,128
16,500 Hoya Corporation 2,661,473
471 Humana, Inc. 187,091
31,962 ICON plc
a
5,552,119
1,016 IDEXX Laboratories, Inc.
a
534,863
1,248 Illumina, Inc.
a
219,436
1,023 Insmed, Inc.
a
109,072
585 Insulet Corporation
a
89,066
1,039 Integra LifeSciences Holdings
Corporation
a
18,660
9,762 Intuitive Surgical, Inc.
a
3,882,152
1,587 Ionis Pharmaceuticals, Inc.
a
125,833
9,427 Ipsen SA 1,816,757
761 IQVIA Holding, Inc.
a
147,040
2,932 Janux Therapeutics, Inc.
a
45,036
905 Jazz Pharmaceuticals, Inc.
a
218,078
43,682 Johnson & Johnson 11,093,918
29,460 Labcorp Holdings, Inc. 8,248,800
1,463 LivaNova plc
a
120,302
555 Medline, Inc.
a
21,889
355 Medpace Holdings, Inc.
a
188,004
94,919 Merck & Company, Inc. 12,197,091
168 Merit Medical Systems, Inc.
a
11,649
100 Mettler-Toledo International, Inc.
a
127,751
Shares Common Stock  73.6% Value
Health Care   7.3% - continued
1,084 Mirum Pharmaceuticals, Inc.
a
$ 126,904
455 Moderna, Inc.
a
31,864
926 Myriad Genetics, Inc.
a
5,287
1,413 Natera, Inc.
a
383,559
3,610 Neogen Corporation
a
32,454
2,478 Neurocrine Biosciences, Inc.
a
417,630
76,684 Novartis AG 11,985,128
33,422 Novo Nordisk AS 1,605,157
2,822 OmniAb, Inc.
a
6,942
42,100 Ono Pharmaceutical Company,
Ltd. 618,847
202 Option Care Health, Inc.
a
4,236
336 Prestige Consumer Healthcare,
Inc.
a
15,883
2,242 QIAGEN NV 87,662
121 Quest Diagnostics, Inc. 25,646
1,098 QuidelOrtho Corporation
a
19,231
2,595 RadNet, Inc.
a
160,034
5,436 Regeneron Pharmaceuticals, Inc. 3,389,563
3,538 Repligen Corporation
a
482,725
524 Revolution Medicines, Inc.
a
98,135
20,101 Roche Holding AG 8,263,247
1,738 Roche Holding AG, Bearer Shares 728,151
622 Roivant Sciences, Ltd.
a
22,013
10,683 Royalty Pharma plc 598,996
7,055 Sanofi SA 603,226
1,028 Sarepta Therapeutics, Inc.
a
18,473
16,972 Smith & Nephew plc 245,283
598 Sotera Health Company
a
10,614
1,764 STERIS plc 371,445
10,200 Takeda Pharmaceutical Company,
Ltd. 325,121
870 Tenet Healthcare Corporation
a
162,760
662 Thermo Fisher Scientific, Inc. 331,900
3,083 Twist Bioscience Corporation
a
317,179
3,190 UCB SA 954,991
1,006 UFP Technologies, Inc.
a
266,721
931 United Therapeutics Corporation
a
504,444
14,303 UnitedHealth Group, Inc. 5,944,756
2,308 Varex Imaging Corporation
a
24,072
597 Vaxcyte, Inc.
a
34,704
774 Veeva Systems, Inc.
a
137,362
2,784 Vericel Corporation
a
123,860
8,324 Viatris, Inc. 132,185
242 Viemed Healthcare, Inc.
a
2,759
2,683 Vir Biotechnology, Inc.
a
27,340
156 Waters Corporation
a
58,506
2,359 WaVe Life Sciences, Ltd.
a
13,706
7,829 Waystar Holding Corporation
a
160,729
1,850 West Pharmaceutical Services,
Inc. 664,150
919 Xencor, Inc.
a
14,796
466 Xenon Pharmaceuticals, Inc.
a
28,128
56,482 Zimmer Biomet Holdings, Inc. 4,862,535
Total 153,896,444
Industrials   11.5%
2,577 AAON, Inc. 326,918
103,972 ABB, Ltd. 11,310,005
1,800 Accelleron Industries AG 184,854
5,108 Ackermans & van Haaren NV 1,669,810
7,661 ACS Actividades de Construccion
y Servicios SA 1,126,599
7,661 ACS Actividades de Construccion
y Servicios SA, Rights
a
16,080

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Industrials   11.5% - continued
1,524 Acuity, Inc.
b
$ 574,030
4,282 Advanced Drainage Systems, Inc. 672,103
854 AECOM 59,609
72,272 Aena SME SA
c
2,202,311
21,219 AerCap Holdings NV 3,093,306
1,437 AGCO Corporation 172,009
1,883 Allegheny Technologies, Inc.
a
371,139
173 Allison Transmission Holdings, Inc. 19,504
62,300 Amada Company, Ltd. 1,147,215
90,594 Amentum Holdings, Inc.
a
1,872,578
213 American Superconductor
Corporation
a
8,842
1,632 AMETEK, Inc. 394,846
1,495 APi Group Corporation
a
63,313
1,121 Applied Industrial Technologies,
Inc. 379,066
1,211 Armstrong World Industries, Inc. 194,269
52,225 Assa Abloy AB 1,845,154
1,328 Atmus Filtration Technologies, Inc. 67,715
449,609 Aurizon Holdings, Ltd. 1,300,492
771 Axon Enterprise, Inc.
a
432,230
132 AZZ, Inc. 20,467
170,759 Balfour Beatty plc 1,964,296
565 Bloom Energy Corporation
a
171,025
22,486 Bouygues SA 1,255,699
615 Brady Corporation 56,316
40,306 Brambles, Ltd. 544,214
651 BrightView Holdings, Inc.
a
9,225
44 Brink's Company 4,158
589 Broadridge Financial Solutions,
Inc. 80,664
1,463 Builders FirstSource, Inc.
a
130,909
2,900 BWX Technologies, Inc. 564,485
72 CACI International, Inc.
a
33,355
6,587 Caterpillar, Inc. 7,014,496
2,456 CECO Environmental Corporation
a
222,857
617,000 CK Hutchison Holdings, Ltd. 5,229,468
2,319 Clean Harbors, Inc.
a
692,801
624,533 CNH Industrial NV 7,013,506
628 Concentrix Corporation 14,070
1,127 Construction Partners, Inc.
a
133,854
10,682 Copart, Inc.
a
301,126
688 CRA International, Inc. 97,902
2,841 Crane Company 633,742
444 CSW Industrials, Inc. 123,565
178,872 CSX Corporation 8,501,786
336 Cummins, Inc. 239,639
448 Curtiss-Wright Corporation 339,476
48,600 Dai Nippon Printing Company, Ltd. 891,736
9,500 Dai-Dan Company, Ltd. 169,906
75,795 Delta Air Lines, Inc. 7,098,960
36,091 DHL Group 2,194,197
32,814 Diploma plc 3,101,666
1,180 Donaldson Company, Inc. 105,929
50 Dycom Industries, Inc.
a
25,279
11,807 Eaton Corporation plc 5,031,199
222 Elbit Systems, Ltd. 168,803
15,417 Elis SA 477,572
4,731 EMCOR Group, Inc. 3,926,162
468 Enerpac Tool Group Corporation 16,782
273 EnerSys 63,833
824 EnPro, Inc. 310,590
15,812 Epiroc AB, Class A 433,830
525 Equifax, Inc. 83,328
220 ESCO Technologies, Inc. 77,009
Shares Common Stock  73.6% Value
Industrials   11.5% - continued
1,235 ExlService Holdings, Inc.
a
$ 31,937
125,733 Fastenal Company 6,038,956
1,012 Federal Signal Corporation 130,032
1,102 Ferguson Enterprises, Inc. 261,538
62,643 Ferrovial NV 4,293,573
83,719 Flowserve Corporation 6,208,601
10,688 Fluor Corporation
a
559,944
2,407 Fortive Corporation 147,044
1,195 Fortune Brands Innovations, Inc. 65,605
1,527 FTAI Aviation, Ltd. 413,099
10,100 Fujikura, Ltd. 400,383
1,615 Gates Industrial Corporation plc
a
45,172
95 GATX Corporation 16,833
5,319 GE Vernova, Inc. 6,249,080
11,612 GEA Group AG 797,346
85 Generac Holdings, Inc.
a
24,889
18,160 General Dynamics Corporation 6,432,998
17,986 General Electric Company 6,721,908
1,445 Genpact, Ltd. 39,737
3,104 Graco, Inc. 234,693
3,859 Griffon Corporation 376,368
52 HEICO Corporation 13,411
574 Herc Holdings, Inc. 82,277
60,567 Hexcel Corporation 6,060,334
85,400 Hitachi, Ltd. 2,363,539
16,532 Honeywell Aerospace, Inc.
a
3,654,784
16,531 Honeywell International, Inc. 3,701,291
23,097 Howden Joinery Group plc 256,770
2,119 Howmet Aerospace, Inc. 569,714
53 Hubbell, Inc. 27,730
877 Huber+Suhner AG 243,275
928 Hudson Technologies, Inc.
a
5,327
94 Huntington Ingalls Industries, Inc. 26,310
1,072 IDEX Corporation 243,290
21,886 IMI plc 862,185
67,900 Inaba Denki Sangyo Company,
Ltd. 1,143,029
425 Ingersoll Rand, Inc. 34,846
192 Innodata, Inc.
a
14,511
136 Insteel Industries, Inc. 4,107
30,709 ISS AS 1,257,137
178,800 ITOCHU Corporation 2,040,581
641 ITT Corporation 126,764
26,436 Jacobs Solutions, Inc. 3,330,936
9,400 Jardine Matheson Holdings, Ltd. 579,676
20,401 JB Hunt Transport Services, Inc. 5,904,661
54,500 Kajima Corporation 1,986,687
9,300 Kandenko Company, Ltd. 388,195
47,200 Kawasaki Kisen Kaisha, Ltd. 723,459
1,725 Kirby Corporation
a
234,548
338 Knight-Swift Transportation
Holdings, Inc. 26,320
12,500 Komatsu, Ltd. 488,093
7,399 Konecranes Oyj 227,454
141 Korn Ferry 9,388
19,527 L3Harris Technologies, Inc. 5,674,351
196 Landstar System, Inc. 40,535
1,996 Legence Corporation
a
170,119
26,374 Legrand SA 4,468,909
278 Leidos Holdings, Inc. 28,626
1,500 Limbach Holdings, Inc.
a
115,500
1,971 Lincoln Electric Holdings, Inc. 523,320
246 Liquidity Services, Inc.
a
9,623
49,125 Logista Integral SA 1,895,084
4,732 Loomis AB 231,969

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Industrials   11.5% - continued
899 Lyft, Inc.
a
$ 13,134
15,800 Marubeni Corporation 460,627
304 Masco Corporation 24,736
13 MasTec, Inc.
a
5,409
238 Maximus, Inc. 12,795
725 McGrath RentCorp 87,747
4,770 Mercury Systems, Inc.
a
583,514
1,132 Middleby Corporation
a
194,715
1,673 MillerKnoll, Inc. 34,230
48,600 Mitsubishi Corporation 1,300,156
22,400 Mitsubishi Electric Corporation 821,509
121,700 Mitsubishi Heavy Industries, Ltd. 2,765,353
41,400 Mitsui & Company, Ltd. 1,156,011
660 Modine Manufacturing Company
a
176,233
662 Moog, Inc. 280,582
9,876 Morgan Sindall Group plc 643,999
3,184 MSC Industrial Direct Company,
Inc. 378,737
1,826 Mueller Industries, Inc. 224,470
4,733 Mueller Water Products, Inc. 122,253
192 MYR Group, Inc.
a
96,077
709 Nextpower, Inc.
a
84,470
12,700 NGK Corporation 598,541
14,700 Nippon Express Holdings, Inc. 458,021
35,400 Nippon Yusen Kabushiki Kaisha 1,144,991
1,100 Nishimatsu Construction
Company, Ltd. 36,093
15,100 Nitto Kogyo Corporation 446,462
3,136 NKT AS
a
469,283
58 Nordson Corporation 17,498
7,518 NPK International, Inc.
a
119,611
2,285 nVent Electric plc 387,559
134 NWPX Infrastructure, Inc.
a
20,092
5,700 Obayashi Corporation 115,189
1,708 Old Dominion Freight Line, Inc. 369,953
769 OPENLANE, Inc.
a
31,714
2,075 Otis Worldwide Corporation 148,570
344 Owens Corning, Inc. 54,682
5,312 Parker-Hannifin Corporation 5,195,773
299 Paychex, Inc. 29,401
298 Paylocity Holding Corporation
a
31,150
732 Pentair plc 56,115
181,500 Persol Holdings Company, Ltd. 276,165
500 Powell Industries, Inc. 143,180
1,848 Proficient Auto Logistics, Inc.
a
12,585
503 Proto Labs, Inc.
a
41,000
689 Quanta Services, Inc. 496,108
1,150 RBC Bearings, Inc.
a
740,669
46,600 Recruit Holdings Company, Ltd. 3,242,380
352 Regal Rexnord Corporation 83,843
495 Republic Services, Inc. 105,475
538 Rheinmetall AG 612,125
1,476 Rockwell Automation, Inc. 730,738
20,426 Rotork plc 80,049
51 Ryder System, Inc. 13,452
16,767 Safran SA 6,607,534
336 Saia, Inc.
a
141,510
97,127 Sandvik AB 4,010,875
361 Science Applications International
Corporation 39,858
5,300 Secom Company, Ltd. 210,549
1,471 Sensata Technologies Holding plc 70,226
85,900 Shimizu Corporation 1,360,317
15,562 Siemens AG 5,003,279
14,617 Siemens Energy AG 2,786,597
Shares Common Stock  73.6% Value
Industrials   11.5% - continued
83,000 Singapore Airport Terminal
Services, Ltd. $ 291,292
170,000 Singapore Technologies
Engineering, Ltd. 1,369,239
160 SkyWest, Inc.
a
15,893
9,578 Smiths Group plc 325,363
39,800 Sojitz Corporation 1,276,783
189 SPX Technologies, Inc.
a
46,337
2,920 SS&C Technologies Holdings, Inc. 181,186
601 Standex International Corporation 214,960
510 Stanley Black & Decker, Inc. 48,001
173 Sterling Construction Company,
Inc.
a
145,209
107,200 Sumitomo Corporation 1,030,372
2,800 Taikisha, Ltd. 86,251
8,200 Taisei Corporation 725,884
330 Terex Corporation 23,889
1,560 Tetra Tech, Inc. 45,068
341 Textron, Inc. 31,280
958 Timken Company 139,217
20,100 TOPPAN Holdings, Inc. 637,327
4,698 Toro Company 457,679
7,600 Toyota Tsusho Corporation 282,888
100 Trane Technologies plc 49,116
1,758 Transcat, Inc.
a
163,090
594 Trex Company, Inc.
a
29,724
39,300 Tsubakimoto Chain Company 623,807
56,426 Uber Technologies, Inc.
a
4,071,700
345 U-Haul Holding Company
a,b
22,577
69 UL Solutions, Inc. 7,028
1,038 United Airlines Holdings, Inc.
a
141,158
275 United Rentals, Inc. 311,545
2,732 Upwork, Inc.
a
22,839
613 V2X, Inc.
a
45,705
455 Valmont Industries, Inc. 262,808
28,436 Ventia Services Group, Pty. Ltd. 121,984
1,724 Veralto Corporation 152,884
2,417 Verisk Analytics, Inc. 433,924
5,386 Verra Mobility Corporation
a
22,890
1,941 Vertiv Holdings Company 649,886
1,049 Vestis Corporation
a
15,231
22 Vicor Corporation
a
8,355
8,991 Vinci SA 1,313,114
662 Wabtec Corporation 178,475
12,337 Wartsila Corporation 471,175
47 Watts Water Technologies, Inc. 18,398
5,364 Werner Enterprises, Inc. 233,924
65 WESCO International, Inc. 22,453
1,148 Willdan Group, Inc.
a
90,807
286 Woodward, Inc. 121,676
153 XPO, Inc.
a
31,409
1,368 Xylem, Inc. 161,711
16,900 Yangzijiang Shipbuilding Holdings,
Ltd. 44,832
6,800 YUASA Company, Ltd. 222,377
20,931 Zigup plc 126,049
1,244 Zurn Elkay Water Solutions
Corporation 62,859
Total 241,987,877
Information Technology   15.9%
19,723 Advanced Micro Devices, Inc.
a
11,457,288
34,300 Advantest Corporation 7,056,486
629 Akamai Technologies, Inc.
a
74,354
537 Ambarella, Inc.
a
46,075

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Information Technology   15.9% - continued
1,527 Amkor Technology, Inc. $ 131,673
20,437 Amphenol Corporation 3,603,452
81,850 Apple, Inc. 23,684,116
13,841 Applied Materials, Inc. 10,007,043
42,967 Arista Networks, Inc.
a
7,299,234
870 Arrow Electronics, Inc.
a
185,667
2,832 ASM International NV 3,256,736
10,802 ASML Holding NV 21,389,785
69 Astera Labs, Inc.
a
33,328
481 Atlassian Corporation
a
37,417
694 Autodesk, Inc.
a
134,928
1,053 Avnet, Inc. 93,527
930 BILL Holdings, Inc.
a
33,629
6,100 BIPROGY, Inc. 160,628
386 Blackbaud, Inc.
a
11,433
43,339 Broadcom, Inc. 16,371,307
24,800 Brother Industries, Ltd. 564,168
10,494 Cadence Design Systems, Inc.
a
3,938,608
37,900 Canon, Inc.
b
970,633
10,247 CCC Intelligent Solutions Holdings,
Inc.
a
52,875
609 Celestica, Inc.
a
222,163
3,899 Check Point Software
Technologies, Ltd.
a
512,446
539 Circle Internet Group, Inc.
a
33,758
692 Cirrus Logic, Inc.
a
102,783
122,047 Cisco Systems, Inc. 14,335,641
2,043 Cloudflare, Inc.
a
501,107
13,800 Codan, Ltd. 423,756
6,897 Cognex Corporation 499,481
922 Cognizant Technology Solutions
Corporation 35,709
1,723 Coherent Corporation
a
679,672
1,758 CommVault Systems, Inc.
a
249,161
912 Credo Technology Group Holding,
Ltd.
a
248,018
51 CTS Corporation 3,325
1,484 Datadog, Inc.
a
386,374
1,235 DigitalOcean Holdings, Inc.
a
193,932
374 Diodes, Inc.
a
40,931
800 DISCO Corporation 416,187
1,192 DocuSign, Inc.
a
52,949
829 Enphase Energy, Inc.
a
40,820
213 Entegris, Inc. 38,310
314 EPAM Systems, Inc.
a
24,916
1,290 Everforth, Inc.
a
23,052
286 F5, Inc.
a
118,965
475 Fabrinet
a
266,988
2,307 Figma, Inc.
a
41,734
2,100 Flex, Ltd.
a
340,347
28,100 FUJIFILM Holdings NPV 601,156
34,500 Fujitsu, Ltd. 685,515
265 GoDaddy, Inc.
a
22,493
4,841 Guidewire Software, Inc.
a
595,685
36,589 Halma plc 1,912,453
4,404 Hewlett Packard Enterprise
Company 198,664
249 HubSpot, Inc.
a
45,445
325 Ichor Holdings, Ltd.
a
36,491
930 INFICON Holding AG 210,071
40,159 Infineon Technologies AG 3,783,043
411 Insight Enterprises, Inc.
a
50,060
445 InterDigital, Inc. 125,993
20,991 International Business Machines
Corporation 5,902,879
Shares Common Stock  73.6% Value
Information Technology   15.9% - continued
405 IonQ, Inc.
a,b
$ 21,570
676 Jabil, Inc. 260,584
8,628 Jenoptik AG 465,207
11,508 JFrog, Ltd.
a
1,045,847
3,200 Keyence Corporation 1,617,560
910 Keysight Technologies, Inc.
a
318,564
8,400 Kioxia Holdings Corporation
a
4,882,331
6,549 Knowles Corporation
a
271,653
715 Kulicke and Soffa Industries, Inc. 95,638
27,300 Kyocera Corporation 605,460
30,225 Lam Research Corporation 13,097,399
1,500 Lasertec Corporation 476,458
4,199 Lattice Semiconductor
Corporation
a
642,279
1,209 Littelfuse, Inc. 550,494
121 Lumentum Holdings, Inc.
a
103,825
1,174 MACOM Technology Solutions
Holdings, Inc.
a
446,554
2,109 Manhattan Associates, Inc.
a
293,678
139 MaxLinear, Inc.
a
17,796
1,758 Microchip Technology, Inc. 160,330
6,469 Micron Technology, Inc. 7,467,102
91,713 Microsoft Corporation 34,210,783
2,930 MKS, Inc. 1,303,264
161 MongoDB, Inc.
a
54,080
598 Monolithic Power Systems, Inc. 826,651
130 Motorola Solutions, Inc. 53,988
30,200 Murata Manufacturing Company,
Ltd. 2,167,901
4,399 Mycronic AB 146,153
459 Napco Security Technologies, Inc. 17,433
39,900 NEC Corporation 963,278
256 NetApp, Inc. 39,619
5,800 Nomura Research Institute, Ltd. 162,713
754 Novanta, Inc.
a
122,329
5,900 NSD Company, Ltd. 89,645
208,097 NVIDIA Corporation 41,638,129
374 NXP Semiconductors NV 105,105
848 Okta, Inc.
a
115,710
889 ON Semiconductor Corporation
a
84,046
713 Onto Innovation, Inc.
a
269,835
42,833 Palantir Technologies, Inc.
a
4,997,326
524 PTC, Inc.
a
59,532
134 Q2 Holdings, Inc.
a
6,445
772 Qnity Electronics, Inc. 126,075
48,725 Qualcomm, Inc. 9,003,893
5,099 Ralliant Corporation 375,439
3,176 Rambus, Inc.
a
421,582
2,061 Rigetti Computing, Inc.
a
39,819
141 Rogers Corporation
a
23,086
373 Roper Industries, Inc. 126,219
11,963 SailPoint, Inc.
a,b
175,138
84,159 Samsung Electronics Company,
Ltd. 18,674,650
199 Sanmina Corporation
a
50,363
20,291 SAP SE 3,127,811
8,100 SCREEN Holdings Company, Ltd. 908,632
64,100 Seiko Epson Corporation 1,072,904
25,792 ServiceNow, Inc.
a
2,560,630
675 SiTime Corporation
a
503,253
916 Skyworks Solutions, Inc.
b
62,105
2,232 Snowflake, Inc.
a
568,044
1,519 Sprout Social, Inc.
a
11,468
1,425 Synopsys, Inc.
a
635,650
1,009 T1 Energy, Inc.
a
9,565

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Information Technology   15.9% - continued
16,573 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 7,914,768
41,817 TD SYNNEX Corporation 11,179,357
172 TE Connectivity plc 34,677
291 Teledyne Technologies, Inc.
a
194,068
127,929 Telefonaktiebolaget LM Ericsson 1,434,685
578 Tenable Holdings, Inc.
a
21,317
10 Teradyne, Inc. 4,838
10,600 TIS, Inc. 207,434
16,500 Tokyo Electron, Ltd. 8,000,094
1,676 Trimble, Inc.
a
85,778
464 TTM Technologies, Inc.
a
86,777
215 Twilio, Inc.
a
44,361
210 Tyler Technologies, Inc.
a
61,417
1,623 Unity Software, Inc.
a
46,385
444 Varonis Systems, Inc.
a
18,630
37,600 Venture Corporation, Ltd. 498,381
392 VeriSign, Inc. 98,612
536 ViaSat, Inc.
a
48,138
2,121 Vontier Corporation 61,509
896 Western Digital Corporation 572,293
934 Workday, Inc.
a
114,340
426 Zebra Technologies Corporation
a
112,149
1,004 Zoom Communications, Inc.
a
86,655
546 Zscaler, Inc.
a
77,068
Total 334,351,214
Materials   2.9%
14,868 Air Liquide SA 2,944,254
112 Air Products and Chemicals, Inc. 32,836
322 Albemarle Corporation 43,480
4,188 Alcoa Corporation 218,362
472 Alto Ingredients, Inc.
a
2,690
1,204 Amcor plc 52,193
3,086 American Vanguard Corporation
a
8,641
742 AngloGold Ashanti plc 60,020
1,628 AptarGroup, Inc. 203,826
148 Avery Dennison Corporation 24,028
1,582 Avient Corporation 58,471
1,312 Balchem Corporation 221,662
1,994 Ball Corporation 124,426
7,524 BASF SE 402,180
234,760 BHP Group, Ltd. 9,783,118
5,026 Buzzi SPA 257,443
6,325 Celanese Corporation 290,950
360 Century Aluminum Company
a
16,564
49,013 CF Industries Holdings, Inc. 5,306,147
4,218 Cleveland-Cliffs, Inc.
a
39,607
6,196 Coeur Mining, Inc. 101,119
730 Commercial Metals Company 45,808
460 Compass Minerals International,
Inc.
a
14,320
7,292 Constellium SE
a
232,396
1,844 Corteva, Inc. 156,168
44,779 Crown Holdings, Inc. 5,007,188
4,693 Dow, Inc. 128,401
1,782 DuPont de Nemours, Inc. 241,710
24,262 Eastman Chemical Company 1,625,069
9,053 Ecovyst, Inc.
a
112,710
4,951 Element Solutions, Inc. 236,410
9,937 Endeavour Mining plc 486,726
31,363 Evraz plc
a,d
4
2,869 Freeport-McMoRan, Inc. 180,431
Shares Common Stock  73.6% Value
Materials   2.9% - continued
4,960 Graphic Packaging Holding
Company $ 52,427
37,600 Greatland Resources, Ltd.
a
301,340
28 Greif, Inc. 2,086
3,601 Hecla Mining Company 55,563
7,020 Heidelberg Materials AG 1,339,201
18,549 Hexpol AB 138,316
555 Ingevity Corporation
a
41,442
56,694 International Paper Company 2,160,041
721 Intrepid Potash, Inc.
a
23,634
7,155 Ivanhoe Mines, Ltd.
a
56,049
80,900 JX Advanced Metals Corporation 2,232,782
448 Kaiser Aluminum Corporation 87,642
30,600 Kyoei Steel, Ltd. 329,643
1,061 Louisiana-Pacific Corporation 83,458
2,634 LyondellBasell Industries NV 138,680
3,646 Magnera Corporation
a
42,841
651 Martin Marietta Materials, Inc. 375,432
506 Minerals Technologies, Inc. 37,429
134,200 Mitsubishi Chemical Group
Corporation 941,674
5,072 Mosaic Company 107,476
27,900 Nippon Shokubai Company, Ltd. 359,589
60,800 Nitto Denko Corporation 1,196,166
32,823 Nucor Corporation 7,311,323
838 O-I Glass, Inc.
a
8,070
129,407 Orica, Ltd. 2,122,228
4,199 Orion SA 27,839
170 Packaging Corporation of America 40,508
1,083 Perimeter Solutions, Inc.
a
38,609
3,883 PPG Industries, Inc. 470,969
55,517 Regis Resources, Ltd. 235,283
253 Reliance, Inc. 94,521
11,981 Rio Tinto plc 1,133,463
36,886 Rio Tinto, Ltd. 4,438,105
593 Royal Gold, Inc. 118,369
181 Scotts Miracle-Gro Company 12,328
555 Sensient Technologies Corporation 68,426
10,100 Shin-Etsu Chemical Company, Ltd. 440,254
815 Smurfit WestRock plc 37,702
29,807 Solstice Advanced Materials, Inc. 2,640,900
719 Sonoco Products Company 40,516
6,346 SSAB AB, Class A 58,857
1,935 SSR Mining, Inc.
a
54,722
300 Stepan Company 16,716
15,900 Sumitomo Metal Mining Company,
Ltd. 737,452
27,500 Toagosei Company, Ltd.
b
296,222
14,400 Tosoh Corporation 261,519
739 Vidrala SA 70,884
78 Vulcan Materials Company 23,011
4,361 West Fraser Timber Company, Ltd. 295,196
14,132 Yara International ASA 621,495
Total 60,477,756
Real Estate   1.6%
252 Agree Realty Corporation 19,086
1,571 Alexandria Real Estate Equities,
Inc. 83,027
736 Allreal Holding AG 193,014
1,160 Alpine Income Property Trust, Inc. 24,082
4,327 Americold Realty Trust, Inc. 68,020
15,785 AvalonBay Communities, Inc. 2,978,472
723 Big Shopping Centers, Ltd. 163,552
18,912 British Land Company plc 103,619

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Real Estate   1.6% - continued
6,198 Brixmor Property Group, Inc. $ 195,423
446 Broadstone Net Lease, Inc. 9,219
370,700 CapitaLand Integrated
Commercial Trust 680,232
5,046 CareTrust REIT, Inc. 203,606
35,451 CBRE Group, Inc.
a
4,774,895
125,000 CK Asset Holdings, Ltd. 706,181
4,787 CoStar Group, Inc.
a
135,568
6,627 Cousins Properties, Inc. 198,677
75,365 Crown Castle, Inc. 5,707,391
1,726 Curbline Properties Corporation 52,470
636 Cushman & Wakefield, Ltd.
a
8,516
25,736 DEXUS Property Group 96,128
1,575 Digital Realty Trust, Inc. 282,838
4,616 Easterly Government Properties,
Inc. 115,077
4,712 EPR Properties 273,343
6,710 Essential Properties Realty Trust,
Inc. 200,293
158 Essex Property Trust, Inc. 46,071
42 Extra Space Storage, Inc. 6,103
12,555 Fabege AB 96,252
297 Federal Realty Investment Trust 36,662
19,656 Fermi, Inc.
a,b
180,049
662 First Industrial Realty Trust, Inc. 40,587
1,106 FrontView REIT, Inc. 22,374
3,057 Gaming and Leisure Properties,
Inc. 136,128
3,690 Getty Realty Corporation 123,098
145,502 GPT Group 491,060
233,687 Healthcare Realty Trust, Inc. 4,713,467
13,979 Host Hotels & Resorts, Inc. 331,442
2,772 Hudson Pacific Properties, Inc. 42,107
15,148 Industrial Logistics Properties Trust 134,363
3,255 Innovative Industrial Properties,
Inc. 201,745
4,782 InvenTrust Properties Corporation 169,283
2,257 Iron Mountain, Inc. 285,082
1,196 Jones Lang LaSalle, Inc.
a
370,700
1,430 Kimco Realty Corporation 36,251
9,541 Klepierre SA 398,751
54 Lamar Advertising Company 8,423
549 Macerich Company 13,829
22,278 Medical Properties Trust, Inc. 102,924
52,188 Merlin Properties Socimi SA 915,695
8,910 Millrose Properties, Inc. 267,746
115,671 Mivne Real Estate (KD), Ltd. 503,614
221 Mobimo Holding AG 95,009
103 National Health Investors, Inc. 7,855
1,013 NET Lease Office Properties 11,275
7,047 NetSTREIT Corporation 148,903
426 NNN REIT, Inc. 19,822
184 Omega Healthcare Investors, Inc. 8,773
3,530 Outfront Media, Inc. 115,643
5,564 Park Hotels & Resorts, Inc. 79,287
1,727 Piedmont Realty Trust, Inc.
a
15,802
822 Postal Realty Trust, Inc. 20,254
2,843 Rayonier, Inc. REIT 60,499
1,121 Realty Income Corporation 69,457
488 Regency Centers Corporation 38,913
5,678 RLJ Lodging Trust 67,284
343 Ryman Hospitality Properties 44,093
3,567 Sabra Health Care REIT, Inc. 69,592
8,095 Safehold, Inc. 127,092
643 SBA Communications Corporation 113,464
Shares Common Stock  73.6% Value
Real Estate   1.6% - continued
11,109 Service Properties Trust $ 18,774
1,397 Simon Property Group, Inc. 312,439
3,008 STAG Industrial, Inc. 114,484
60,000 Sun Hung Kai Properties, Ltd. 863,600
7,615 Tanger, Inc. 300,564
3,637 Terreno Realty Corporation 235,568
55,915 Tritax Big Box REIT plc 119,795
302,200 United Overseas Land, Ltd. 2,227,331
1,575 Ventas, Inc. 139,860
8,390 VICI Properties, Inc. 222,755
746 WP Carey, Inc. 53,339
2,354 Xenia Hotels & Resorts, Inc. 47,927
2,851 Zillow Group, Inc., Class C
a
89,864
Total 32,805,852
Utilities   2.9%
8,732 ACEA SPA 216,579
3,968 Alliant Energy Corporation 302,719
1,355 American States Water Company 111,964
252 American Water Works Company,
Inc. 33,158
899 Artesian Resources Corporation 30,557
4,408 Avista Corporation 180,331
1,424 Black Hills Corporation 105,946
1,049 California Water Service Group 51,034
5,293 Clearway Energy, Inc., Class C 180,915
848 Consolidated Edison, Inc. 93,814
39,284 Constellation Energy Corporation 9,756,967
2,296 DTE Energy Company 349,841
58,304 Duke Energy Corporation 7,380,120
15,662 E.ON SE 322,071
5,704 Edison International 424,663
949,590 EDP SA 4,960,564
444,606 Enel SPA 5,099,786
20,036 Energix-Renewable Energies, Ltd. 175,959
81,203 Entergy Corporation 9,326,976
48,062 Evergy, Inc. 4,153,999
4,240 Eversource Energy 306,425
5,505 Exelon Corporation 256,643
3,546 FirstEnergy Corporation 168,577
679 H2O America
b
41,263
78,607 Iberdrola SA 1,956,488
218,986 Italgas SPA 2,535,904
2,348 National Fuel Gas Company 181,289
70,140 Naturgy Energy Group SA 2,198,475
3,775 New Jersey Resources
Corporation 211,551
4,951 NiSource, Inc. 235,420
342 OGE Energy Corporation 16,642
2,606 OPC Energy, Ltd.
a
80,715
964 Otter Tail Corporation 86,741
16,330 PG&E Corporation 274,671
1,475 Pinnacle West Capital Corporation 157,825
7,640 Portland General Electric
Company 395,981
1,085 PPL Corporation 39,440
1,091 Public Service Enterprise Group,
Inc. 88,545
15,715 REN - Redes Energeticas
Nacionais SGPS SA 67,718
26,589 RWE AG 1,719,506
401 Spire, Inc. 31,314
8,666 UGI Corporation 299,324
1,620 Unitil Corporation 85,358
38,314 Vistra Energy Corporation 6,077,750

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.6% Value
Utilities   2.9% - continued
274 Xcel Energy, Inc. $ 22,002
Total 60,793,530
Total Common Stock
(cost $1,016,172,771) 1,544,010,606
Shares
Registered Investment
Companies   4.8% Value
U.S. Affiliated   4.1%
4,832,560 Thrivent Core Emerging Markets
Equity Fund 75,049,662
357,649 Thrivent Small Cap Value ETF 11,689,865
Total 86,739,527
U.S. Unaffiliated   0.7%
6,551 Invesco QQQ Trust Series 1 4,824,157
12,643 State Street SPDR S&P 500 ETF
Trust 9,441,413
2,517 State Street SPDR S&P Biotech
ETF 398,315
226 VanEck Semiconductor ETF 148,231
Total 14,812,116
Total Registered Investment
Companies (cost $63,575,289) 101,551,643
Shares
Collateral Held for Securities
Loaned 0.2% Value
3,778,303 Thrivent Cash Management Trust 3,778,303
Total Collateral Held for
Securities Loaned
(cost $3,778,303) 3,778,303
Shares or
Principal
Amount Short-Term Investments 21.1% Value
Federal Home Loan Bank Discount
Notes
300,000 3.620%, 7/6/2026
e,f
299,819
300,000 3.610%, 7/15/2026
e,f
299,549
100,000 3.620%, 7/17/2026
e,f
99,830
2,600,000 3.597%, 7/22/2026
e,f
2,594,264
3,000,000 3.620%, 7/24/2026
e,f
2,992,780
800,000 3.593%, 7/31/2026
e,f
797,513
22,200,000 3.614%, 8/21/2026
e,f
22,082,636
3,000,000 3.620%, 8/26/2026
e,f
2,982,615
1,700,000 3.633%, 9/4/2026
e,f
1,688,515
1,000,000 3.651%, 9/11/2026
e,f
992,528
1,100,000 3.679%, 9/18/2026
e,f
1,090,992
6,400,000 3.714%, 9/23/2026
e,f
6,344,316
1,400,000 3.700%, 9/25/2026
e,f
1,387,532
State Street Institutional U.S.
Government Money Market
Fund
397,583,128 3.585%
e
397,583,128
Total Short-Term Investments
(cost $441,241,892) 441,236,017
Total Investments (cost
$1,524,768,255) 99.7% $2,090,576,569
Other Assets and Liabilities, Net
0.3% 7,284,655
Total Net Assets 100.0% $2,097,861,224
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $4,822,137 or 0.2% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Global Stock Portfolio as of June
30, 2026:
Securities Lending Transactions
Common Stock $ 2,583,194
Total lending $2,583,194
Gross amount payable upon return of
collateral for securities loaned $3,778,303
Net amounts due to counterparty $1,195,109
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 588,973,819
Gross unrealized depreciation (27,073,920)
Net unrealized appreciation (depreciation) $ 561,899,899
Cost for federal income tax purposes $ 1,531,514,586

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 107,502,182 87,445,661 20,056,521 –
Consumer Discretionary 123,188,410 95,931,314 27,257,096 –
Consumer Staples 61,393,472 36,638,921 24,754,551 –
Energy 75,095,593 49,880,022 25,215,571 –
Financials 292,518,276 144,730,687 147,787,589 –
Health Care 153,896,444 103,048,918 50,847,526 –
Industrials 241,987,877 136,551,784 105,436,093 –
Information Technology 334,351,214 247,419,300 86,931,914 –
Materials 60,477,756 29,293,509 31,184,243 4
Real Estate 32,805,852 25,152,019 7,653,833 –
Utilities 60,793,530 41,459,765 19,333,765 –
Registered Investment Companies
U.S. Affiliated 11,689,865 11,689,865 – –
U.S. Unaffiliated 14,812,116 14,812,116 – –
Short-Term Investments 441,236,017 397,583,128 43,652,889 –
Subtotal Investments in Securities $2,011,748,604 $1,421,637,009 $590,111,591 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 75,049,662
Collateral Held for Securities Loaned 3,778,303
Subtotal Other Investments $78,827,965
Total Investments at Value $2,090,576,569
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,552,969 7,552,969 – –
Total Return Swaps 1,695 – 1,695 –
Total Asset Derivatives $7,554,664 $7,552,969 $1,695 $–
Liability Derivatives
Futures Contracts 4,716,748 2,668,233 2,048,515 –
Total Liability Derivatives $4,716,748 $2,668,233 $2,048,515 $–

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $43,663,946 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 6 September 2026 $ 890,160 $ 23,520
CME E-mini S&P 500 Index 1,221 September 2026 455,352,809 5,467,854
CME E-mini S&P Mid-Cap 400 Index 21 September 2026 8,027,686 130,814
ICE mini MSCI EAFE Index 435 September 2026 68,002,233 408,042
ICE US mini MSCI Emerging Markets Index 826 September 2026 71,897,121 679,368
Total Futures Long Contracts $ 604,170,009 $ 6,709,598
CME E-mini Russell 2000 Index (503) September 2026 ( $ 73,992,147) ( $ 2,604,693)
CME Euro Foreign Exchange Currency (471) September 2026 (68,293,515) 843,371
Eurex Euro STOXX 50 Index (919) September 2026 (64,807,895) (2,048,515)
ICE mini MSCI EAFE Index (262) September 2026 (41,139,890) (63,540)
Total Futures Short Contracts ( $ 248,233,447) ($3,873,377)
Total Futures Contracts $ 355,936,562 $2,836,221
The following table presents Global Stock Portfolio's total return swap contracts held as of June 30, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
Goldman Sachs
Custom Basket Equity
Index (GSPRTHB1)
50 bps Total Return Goldman
Sachs &
Co. LLC
7/9/2026 $ 108,594 $ 1,695 $ – $ 1,695
Total Return Swaps $ 1,695 $ – $1,695
# Payment made on Termination Date

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 843,371
Total Foreign Exchange Contracts 843,371
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,709,598
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 1,695
Total Equity Contracts 6,711,293
Total Asset Derivatives $7,554,664
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $4,716,748
Total Equity Contracts 4,716,748
Total Liability Derivatives $4,716,748
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $23,857,774
Total Return Swaps Net realized gains/(losses) on Swap agreements 37,872
Total Equity Contracts
23,895,646
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 1,467,081
Total Foreign Exchange Contracts 1,467,081
Total $25,362,727
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $ 843,371
Total Foreign Exchange Contracts 843,371
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,098,508
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,695
Total Equity Contracts 2,100,203
Total $2,943,574
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $472,433,851
Futures - Short (159,005,073)
Total Return Swaps - Long 9,148,759
Foreign Exchange Contracts
Futures - Long 14,309,545
Futures - Short (81,245,082)

Global Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $57,942 $– $– $75,050 4,833 3.6%
Small Cap Value ETF 9,504 – – 11,690 358 0.5
Total Affiliated Registered Investment
Companies 67,446 86,740 4.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,486 62,554 60,262 3,778 3,778 0.2
Total Collateral Held for Securities Loaned 1,486 3,778 0.2
Total Value $68,932 $90,518
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $17,108 $– $–
Small Cap Value ETF – 2,186 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 36
Total Affiliated Income from Securities Loaned, Net $36
Total Value $– $19,294 $–

Government Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.7% Value
Asset-Backed Securities 3.1%
Granite Edvance Corporation
$ 294,241
4.899%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
a
$ 296,479
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
775,346
1.650%,  3/25/2051, Ser.
2021-1 742,350
Missouri Higher Education Loan
Auth.
578,973
1.530%,  1/25/2061, Ser.
2021-1 540,283
Navient Student Loan Trust
725,382
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
608,227
Sunnova Hestia I Issuer, LLC
1,102,687
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
b,c
1,072,461
Sunnova Hestia II Issuer, LLC
1,499,063
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,c
1,440,582
Total 4,700,382
Collateralized Mortgage Obligations 12.9%
Chase Home Lending Mortgage
Trust
190,643
6.000%,  6/25/2055, Ser.
2024-7, Class A4
a,b
190,750
Federal Agricultural Mortgage
Corporation Mortgage Trust
1,429,759
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,165,028
508,193
5.155%,  8/1/2054, Ser.
2024-2, Class A
a,b,c
499,097
362,478
5.290%,  9/25/2054, Ser.
2025-2, Class A
a,b,c
355,743
Federal Home Loan Mortgage
Corporation - REMIC
116,181
4.000%,  1/25/2051, Ser.
5249, Class LA 114,121
585,518
5.000%,  1/25/2055, Ser.
5490, Class LB 573,423
1,250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 1,240,787
976,579
5.000%,  2/25/2054, Ser.
5383, Class AZ 913,157
1,186,729
1.500%,  3/25/2050, Ser.
4982, Class JA 945,309
3,941,707
1.500%,  3/25/2051, Ser.
5092, Class IC
d
339,580
1,019,021
5.000%,  5/25/2055, Ser.
5537, Class KM 989,958
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,478,426
550,000
5.000%,  8/25/2054, Ser.
5446, Class EC 532,770
900,000
5.000%,  8/25/2055, Ser.
5569, Class BY 875,730
1,182,599
5.000%,  9/25/2054, Ser.
5473, Class HL 1,169,772
1,439,706
5.000%,  9/25/2055, Ser.
5579, Class NY 1,373,262
Principal
Amount Long-Term Fixed Income  97.7% Value
Collateralized Mortgage Obligations 12.9% -
continued
$ 20,694
2.000%,  1/15/2041, Ser.
4074, Class JA $ 20,519
Federal Home Loan Mortgage
Corporation - SCRT
1,009,457
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
804,217
Federal Home Loan Mortgage
Corporation - SLST
1,600,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
1,382,762
1,200,000
3.000%,  10/25/2035, Ser.
2025-2, Class A2
c
1,022,505
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
781,375
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
681,825
237,702
3.500%,  7/25/2046, Ser.
2016-SC01, Class 2A
c
209,040
Federal National Mortgage
Association - REMIC
900,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 888,226
323,972
4.000%,  7/25/2053, Ser.
2024-76, Class DA 319,368
256,355
3.000%,  1/25/2043, Ser.
2013-114, Class AB 244,686
GMAC Mortgage Corporation
Loan Trust
19,618
4.263%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
8,779
Morgan Stanley Residential
Mortgage Loan Trust
1,221,113
6.000%,  6/25/2053, Ser.
2023-2, Class A4
a,b
1,220,416
Total 19,559,256
Commercial Mortgage-Backed Securities 1.6%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
800,000
4.165%,  11/25/2030, Ser.
K551, Class A2
a,c
789,333
1,600,000
4.070%,  12/25/2030, Ser.
K553, Class A2
a,c
1,572,417
Total 2,361,750
Mortgage-Backed Securities 29.4%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,154,269 5.500%,  2/1/2040 1,178,066
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
955,444 6.000%,  1/1/2055 999,575
941,842 4.500%,  2/1/2056 909,753
848,942 2.000%,  5/1/2051 688,701
714,442 4.000%,  5/1/2052 673,812
51,144 5.000%,  7/1/2053 50,785
245,563 3.500%,  9/1/2047 227,591

Government Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.7% Value
Mortgage-Backed Securities 29.4% -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 151,752 2.500%,  7/1/2030 $ 146,646
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
868,497 2.000%,  3/1/2033 829,617
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
563,007 2.500%,  8/1/2032 554,099
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
772,928 3.500%,  5/1/2040 731,045
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,629,649 3.000%,  1/1/2052 1,434,068
63,925 2.000%,  2/1/2051 51,858
34,371 2.000%,  2/1/2051 27,883
1,146,995 2.500%,  2/1/2051 962,095
667,792 2.500%,  2/1/2051 569,987
1,425,709 2.000%,  3/1/2052 1,160,847
1,774,402 3.000%,  3/1/2052 1,562,764
917,323 2.000%,  4/1/2051 739,378
1,523,670 5.500%,  4/1/2054 1,552,893
66,556 2.000%,  5/1/2051 53,712
885,460 3.000%,  5/1/2051 791,016
1,510,210 2.000%,  6/1/2050 1,220,314
186,412 4.000%,  6/1/2052 175,029
1,610,136 2.500%,  7/1/2051 1,379,692
353,805 3.500%,  7/1/2051 324,698
520,010 4.000%,  7/1/2052 488,258
1,204,405 3.500%,  8/1/2052 1,094,394
1,000,750 4.500%,  8/1/2052 964,101
1,899,837 6.000%,  8/1/2054 1,987,295
655,366 3.500%,  9/1/2052 601,241
352,529 3.500%,  9/1/2052 322,351
1,054,345 4.500%,  9/1/2053 1,017,492
366,966 4.500%,  9/1/2053 355,231
1,089,865 4.000%,  10/1/2052 1,028,178
77,597 2.000%,  11/1/2051 62,948
432,814 3.500%,  11/1/2052 397,202
285,105 2.000%,  12/1/2050 231,396
1,783,967 2.500%,  12/1/2051 1,521,797
289,975 3.500%,  12/1/2047 269,204
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
407,915 3.500%,  7/1/2061 365,621
561,600 4.000%,  12/1/2061 518,392
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
10,000,000 5.000%,  7/1/2056
e
9,858,023
4,500,000 5.500%,  7/1/2056
e
4,522,113
Total 44,601,161
U.S. Government & Agencies 50.7%
U.S. Treasury Bonds
5,355,000 4.750%,  2/15/2056 5,201,880
Principal
Amount Long-Term Fixed Income  97.7% Value
U.S. Government & Agencies 50.7% -
continued
$ 2,000,000 4.625%,  2/15/2046 $ 1,919,687
U.S. Treasury Notes
6,950,000 4.000%,  5/31/2028 6,929,639
16,700,000 4.125%,  6/15/2029 16,684,344
19,750,000 4.125%,  5/31/2031 19,677,480
22,750,000 4.250%,  5/31/2033 22,664,688
4,000,000 4.125%,  2/15/2036 3,902,500
Total 76,980,218
Total Long-Term Fixed Income
(cost $149,906,358) 148,202,767
Shares or
Principal
Amount Short-Term Investments 11.4% Value
Federal Home Loan Bank Discount
Notes
100,000 3.615%, 8/21/2026
f,g
99,471
State Street Institutional U.S.
Government Money Market
Fund
16,237,114 3.585%
f
16,237,114
Thrivent Core Short-Term Reserve
Fund
100,000 3.960% 1,000,000
Total Short-Term Investments
(cost $17,336,602) 17,336,585
Total Investments (cost
$167,242,960) 109.1% $165,539,352
Other Assets and Liabilities, Net
(9.1%) (13,779,019)
Total Net Assets 100.0% $151,760,333
a Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $6,552,304 or 4.3% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Government Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 569,395
Gross unrealized depreciation (2,311,572)
Net unrealized appreciation (depreciation) $ (1,742,177)
Cost for federal income tax purposes $ 167,281,018
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,700,382 – 4,700,382 –
Collateralized Mortgage Obligations 19,559,256 – 19,559,256 –
Commercial Mortgage-Backed Securities 2,361,750 – 2,361,750 –
Mortgage-Backed Securities 44,601,161 – 44,601,161 –
U.S. Government & Agencies 76,980,218 – 76,980,218 –
Short-Term Investments 16,336,585 16,237,114 99,471 –
Subtotal Investments in Securities $164,539,352 $16,237,114 $148,302,238 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,000,000
Subtotal Other Investments $1,000,000
Total Investments at Value $165,539,352
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 511 511 – –
Total Liability Derivatives $511 $511 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $99,471 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 49 September 2026 $ 10,101,019 ( $ 511)
Total Futures Long Contracts $ 10,101,019 ( $ 511)
Total Futures Contracts $ 10,101,019 ($511)

Government Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 511
Total Interest Rate Contracts 511
Total Liability Derivatives $511
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts ($123,816)
Total Interest Rate Contracts
(123,816)
Total ($123,816)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $ 9,316
Total Interest Rate Contracts 9,316
Total $9,316
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $11,838,037

Government Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% $10,000 $14,000 $23,000 $1,000 100 0.6%
Total Affiliated Short-Term Investments 10,000 1,000 0.6
Total Value $10,000 $1,000
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% $– $– $ – $35
Total Income/Non Income Cash from Affiliated
Investments $35
Total Value $– $– $–

Healthcare Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.0% Value
Biotechnology   17.7%
64,475 AbbVie, Inc. $ 16,224,489
19,089 Amgen, Inc. 6,912,509
2,048 Argenx SE ADR
a
1,900,073
30,349 BioMarin Pharmaceutical, Inc.
a
1,736,570
25,643 Exelixis, Inc.
a
1,395,236
43,773 Gilead Sciences, Inc. 5,530,281
4,408 Regeneron Pharmaceuticals, Inc. 2,748,564
3,269 United Therapeutics Corporation
a
1,771,242
7,391 Vertex Pharmaceuticals, Inc.
a
3,671,331
Total 41,890,295
Health Care Distributors   3.2%
20,389 Cencora, Inc. 5,769,679
2,430 McKesson Corporation 1,836,108
Total 7,605,787
Health Care Equipment   15.8%
59,436 Abbott Laboratories 5,393,223
7,266 ABIOMED, Inc., CVR
a,b
3,270
69,603 Boston Scientific Corporation
a
2,970,656
37,586 Dexcom, Inc.
a
2,531,417
16,337 Edwards Lifesciences Corporation
a
1,477,845
29,402 GE HealthCare Technologies, Inc. 1,882,022
10,675 IDEXX Laboratories, Inc.
a
5,619,747
9,869 Intuitive Surgical, Inc.
a
3,924,704
60,889 Medtronic plc 4,763,346
28,542 Stryker Corporation 8,986,163
Total 37,552,393
Health Care Facilities   3.1%
57,658 Concentra Group Holdings Parent,
Inc. 1,715,326
28,137 Encompass Health Corporation 2,844,088
15,001 Tenet Healthcare Corporation
a
2,806,387
Total 7,365,801
Health Care Services   5.5%
25,970 BrightSpring Health Services, Inc.
a
1,811,148
5,912 Cigna Group 1,629,820
33,071 CVS Health Corporation 3,421,195
21,785 Labcorp Holdings, Inc. 6,099,800
Total 12,961,963
Life Sciences Tools & Services   9.0%
40,038 Danaher Corporation 7,626,438
15,913 Illumina, Inc.
a
2,797,983
15,279 IQVIA Holding, Inc.
a
2,952,208
3,258 Mettler-Toledo International, Inc.
a
4,162,128
7,772 Thermo Fisher Scientific, Inc. 3,896,570
Total 21,435,327
Managed Health Care   9.2%
10,968 Elevance Health, Inc. 4,241,655
4,087 Humana, Inc. 1,623,438
38,374 UnitedHealth Group, Inc. 15,949,385
Total 21,814,478
Pharmaceuticals   35.5%
85,661 Bristol-Myers Squibb Company 4,935,787
140,876 Elanco Animal Health, Inc.
a
3,466,958
31,178 Eli Lilly & Company 37,395,829
84,431 Johnson & Johnson 21,442,941
Shares Common Stock  99.0% Value
Pharmaceuticals   35.5% - continued
77,482 Merck & Company, Inc. $ 9,956,437
184,806 Pfizer, Inc. 4,450,128
46,836 Royalty Pharma plc 2,626,095
Total 84,274,175
Total Common Stock
(cost $140,952,349) 234,900,219
Shares
Registered Investment
Companies   0.9% Value
U.S. Unaffiliated   0.9%
12,699 State Street SPDR S&P Biotech
ETF 2,009,617
Total 2,009,617
Total Registered Investment
Companies (cost $1,171,921) 2,009,617
Shares or
Principal
Amount Short-Term Investments 0.1% Value
State Street Institutional U.S.
Government Money Market
Fund
318,834 3.585%
c
318,834
Total Short-Term Investments
(cost $318,835) 318,834
Total Investments (cost
$142,443,105) 100.0% $237,228,670
Other Assets and Liabilities, Net
<0.1% 44,712
Total Net Assets 100.0% $237,273,382
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 98,526,979
Gross unrealized depreciation (4,027,630)
Net unrealized appreciation (depreciation) $ 94,499,349
Cost for federal income tax purposes $ 142,729,321

Healthcare Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 41,890,295 41,890,295 – –
Health Care Distributors 7,605,787 7,605,787 – –
Health Care Equipment 37,552,393 37,549,123 – 3,270
Health Care Facilities 7,365,801 7,365,801 – –
Health Care Services 12,961,963 12,961,963 – –
Life Sciences Tools & Services 21,435,327 21,435,327 – –
Managed Health Care 21,814,478 21,814,478 – –
Pharmaceuticals 84,274,175 84,274,175 – –
Registered Investment Companies
U.S. Unaffiliated 2,009,617 2,009,617 – –
Short-Term Investments 318,834 318,834 – –
Subtotal Investments in Securities $237,228,670 $237,225,400 $– $3,270
Total Investments at Value $237,228,670

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 2.6%
a
Value
Basic Materials   0.3%
Chemours Company, Term Loan
$ 1,124,350
7.144%,  (TSFR1M +
3.500%), 10/15/2032
b
$ 1,120,842
Natgasoline, LLC, Term Loan
1,878,608
9.144%,  (TSFR1M +
5.500%), 3/29/2030
b,c
1,873,912
Total 2,994,754
Capital Goods   0.4%
Azorra SOAR TLB Finance, Ltd.,
Term Loan
1,034,749
6.164%,  (TSFR3M +
2.500%), 10/18/2029
b
1,035,608
Columbus McKinnon Corporation/
NY, Term Loan
1,144,682
7.232%,  (TSFR3M +
3.500%), 2/3/2033
b
1,141,339
TransDigm, Inc., Term Loan
1,691,500
6.144%,  (TSFR1M +
2.500%), 8/19/2032
b
1,691,703
Total 3,868,650
Communications Services   0.6%
Cable One, Inc., Term Loan
1,027,297
5.758%,  (TSFR1M +
2.000%), 5/3/2028
b,d,e
909,157
Cengage Learning, Inc., Term
Loan
1,527,806
6.644%,  (TSFR1M +
3.000%), 3/24/2031
b
1,510,191
DIRECTV Financing, LLC, Term
Loan
1,447,802
9.175%,  (TSFR3M +
5.250%), 8/2/2029
b
1,454,143
E.W. Scripps Company, Term Loan
977,038
7.104%,  (TSFR1M +
3.350%), 11/30/2029
b
928,597
Gray Media, Inc., Term Loan
602,247
6.735%,  (TSFR1M +
3.000%), 12/1/2028
b
601,344
Total 5,403,432
Consumer Cyclical   0.3%
Evergreen AcqCo 1, LP, Term Loan
1,103,900
6.168%,  (TSFR3M +
2.500%), 9/17/2032
b
1,103,348
Marriott Ownership Resorts, Inc.,
Term Loan
1,053,500
5.894%,  (TSFR1M +
2.250%), 4/1/2031
b
1,054,817
Six Flags Entertainment
Corporation, Term Loan
530,180
5.644%,  (TSFR1M +
2.000%), 5/1/2031
b
524,629
Total 2,682,794
Consumer Non-Cyclical   0.2%
B&G Foods, Inc., Term Loan
1,655,513
7.144%,  (TSFR1M +
3.500%), 10/10/2029
b
1,626,889
Principal
Amount Bank Loans  2.6%
a
Value
Consumer Non-Cyclical   0.2% - continued
Modivcare Buyer, LLC, Term Loan
$ 129,287
8.701%,  (TSFR3M +
5.000%), 12/29/2030
b
$ 108,385
Total 1,735,274
Financials   0.3%
Acrisure, LLC, Term Loan
266,267
6.644%,  (TSFR1M +
3.000%), 11/6/2030
b
240,307
Alliant Holdings Intermediate, LLC,
Term Loan
1,017,431
6.144%,  (TSFR1M +
2.500%), 9/19/2031
b
1,002,871
Jupiter Borrower, Inc., Term Loan
640,000
0.000%,  (TSFR1M +
2.750%), 3/25/2033
b,d,e
638,669
Lockton, Inc., Term Loan
510,000
5.657%,  (TSFR3M +
2.000%), 5/9/2033
b,c
508,087
Total 2,389,934
Technology   0.1%
McAfee Corporation, Term Loan
839,348
6.644%,  (TSFR1M +
3.000%), 3/1/2029
b
742,823
Total 742,823
Transportation   0.4%
American Airlines, Inc., Term Loan
1,470,000
6.666%,  (TSFR3M +
3.000%), 5/20/2033
b
1,450,405
Genesee & Wyoming, Inc., Term
Loan
1,656,495
5.482%,  (TSFR3M +
1.750%), 4/10/2031
b
1,648,627
Total 3,099,032
Total Bank Loans
(cost $23,114,050) 22,916,693
Principal
Amount Long-Term Fixed Income 92.7% Value
Basic Materials   4.9%
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,c,f,g
3
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
h
669,418
Alumina, Pty. Ltd.
284,000 6.125%,  3/15/2030
h
288,017
851,000 6.375%,  9/15/2032
h,i
866,648
Avient Corporation
1,685,000 6.250%,  11/1/2031
h
1,707,448
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
h
1,439,732
Carpenter Technology Corporation
560,000 5.625%,  3/1/2034
h
559,576

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Basic Materials   4.9% - continued
Cascades, Inc./Cascades USA,
Inc.
$ 1,697,000 6.750%,  7/15/2030
h
$ 1,732,484
Celanese US Holdings, LLC
1,136,000 6.500%,  4/15/2030
i
1,157,733
Cerdia Finanz GmbH
897,000 9.375%,  10/3/2031
h
805,058
Chemours Company
1,130,000 4.625%,  11/15/2029
h
1,078,561
1,030,000 7.875%,  3/15/2034
h
1,035,021
Cleveland-Cliffs, Inc.
1,262,000 6.875%,  11/1/2029
h
1,273,086
1,515,000 4.875%,  3/1/2031
h
1,385,039
1,685,000 7.000%,  3/15/2032
h
1,671,681
CVR Partners, LP/CVR Nitrogen
Finance Corporation
567,000 6.125%,  6/15/2028
h
565,972
First Quantum Minerals, Ltd.
990,000 8.000%,  3/1/2033
h
1,035,049
1,700,000 7.250%,  2/15/2034
h
1,742,799
FMC Corporation
1,560,000 8.450%,  11/1/2055
b
1,136,164
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
444,000 9.000%,  7/1/2028
h
443,741
INEOS Finance plc
1,870,000 7.500%,  4/15/2029
h
1,818,080
Magnera Corporation
1,702,000 7.250%,  11/15/2031
h,i
1,661,578
Methanex Corporation
259,000 5.650%,  12/1/2044 233,102
Methanex US Operations, Inc.
1,127,000 6.250%,  3/15/2032
h
1,141,254
Mineral Resources, Ltd.
1,107,000 9.250%,  10/1/2028
h
1,142,925
340,000 7.000%,  4/1/2031
h
351,936
390,000 6.000%,  5/1/2032
h
385,801
390,000 6.250%,  5/1/2034
h
383,486
Novelis Corporation
2,495,000 4.750%,  1/30/2030
h
2,413,519
Olympus Water US Holding
Corporation
1,030,000 7.250%,  2/15/2033
h
1,018,637
Qnity Electronics, Inc.
2,270,000 5.750%,  8/15/2032
h
2,282,090
Solstice Advanced Materials, Inc.
1,130,000 5.625%,  9/30/2033
h
1,122,973
SunCoke Energy, Inc.
1,297,000 4.875%,  6/30/2029
h
1,227,272
Trekor Metals, Ltd.
1,585,000 8.250%,  5/1/2030
h
1,654,135
United States Steel Corporation
1,666,000 6.875%,  3/1/2029 1,667,551
Veritiv Operating Company
849,000 10.500%,  11/30/2030
h,i
868,301
WR Grace Holdings, LLC
1,130,000 6.625%,  8/15/2032
h
1,095,962
1,040,000 7.000%,  8/1/2033
h
1,012,708
Principal
Amount Long-Term Fixed Income  92.7% Value
Basic Materials   4.9% - continued
WS Escrow, LLC
$ 450,000 7.750%,  6/1/2033
h
$ 462,068
Total 42,536,608
Capital Goods   10.4%
AAR Escrow Issuer, LLC
791,000 6.750%,  3/15/2029
h
808,104
Abengoa Abenewco 2 Bis SA
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
19,818
Advanced Drainage Systems, Inc.
260,000 5.375%,  3/1/2034
h
254,028
AECOM
2,270,000 6.000%,  8/1/2033
h
2,273,244
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
2,265,000 7.000%,  5/21/2030
h
2,345,235
AmeriTex HoldCo Intermediate,
LLC
280,000 7.625%,  8/15/2033
h
292,560
Amsted Industries, Inc.
880,000 4.625%,  5/15/2030
h
856,829
APi Group DE, Inc.
550,000 5.750%,  6/1/2034
h
543,751
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
1,266,000 6.250%,  1/30/2031
h
1,280,168
ATI, Inc.
953,000 7.250%,  8/15/2030 989,474
Axon Enterprise, Inc.
680,000 6.125%,  3/15/2030
h
693,574
680,000 6.250%,  3/15/2033
h
696,978
Bombardier, Inc.
2,242,000 7.000%,  6/1/2032
h
2,322,521
849,000 6.750%,  6/15/2033
h
878,826
1,020,000 5.875%,  1/15/2035
h
1,023,776
Brundage-Bone Concrete
Pumping Holdings, Inc.
1,699,000 7.500%,  2/1/2032
h
1,762,665
Builders FirstSource, Inc.
795,000 5.000%,  3/1/2030
h
779,339
2,324,000 6.750%,  5/15/2035
h
2,369,483
CANPACK Group, Inc./CANPACK
SA
900,000 6.000%,  5/15/2031
h
905,103
CANPACK SA/CANPACK US, LLC
1,608,000 3.875%,  11/15/2029
h
1,525,735
Chart Industries, Inc.
2,631,000 7.500%,  1/1/2030
h
2,716,334
Clean Harbors, Inc.
1,480,000 5.125%,  7/15/2029
h
1,472,021
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
h
296,628
1,100,000 6.875%,  1/15/2030
h
1,095,907
594,000 8.750%,  4/15/2030
h
585,926
1,705,000 6.750%,  4/15/2032
h
1,654,882
Columbus McKinnon Corporation/
NY
1,300,000 7.125%,  2/1/2033
h
1,302,768

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Capital Goods   10.4% - continued
Core & Main, LP
$ 384,000 6.000%,  7/1/2034
e,h
$ 385,806
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
h
2,453,602
EquipmentShare.com, Inc.
2,560,000 7.125%,  7/1/2034
e,h
2,515,299
ESAB Corporation
520,000 5.625%,  4/1/2031
h
520,564
GFL Environmental Holdings US,
Inc.
1,100,000 5.500%,  2/1/2034
h
1,075,897
GFL Environmental, Inc.
2,615,000 4.000%,  8/1/2028
h
2,553,175
Granite Construction, Inc.
662,000 6.375%,  6/15/2034
h
673,156
Herc Holdings, Inc.
1,280,000 6.625%,  6/15/2029
h
1,306,845
1,431,000 7.000%,  6/15/2030
h
1,481,897
588,000 7.250%,  6/15/2033
h,i
613,024
Madison IAQ, LLC
1,040,000 5.875%,  6/30/2029
h
1,040,536
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2030
h
1,490,460
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
h
470,912
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
h
1,288,850
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
h
1,259,267
Nesco Holdings II, Inc.
1,080,000 5.500%,  4/15/2029
h
1,074,416
New Enterprise Stone and Lime
Company, Inc.
1,753,000 5.250%,  7/15/2028
h
1,746,009
OI European Group BV
1,700,000 4.750%,  2/15/2030
h
1,614,839
Owens-Brockway Glass Container,
Inc.
640,000 7.375%,  6/1/2032
h,i
613,178
Quikrete Holdings, Inc.
2,840,000 6.750%,  3/1/2033
h
2,895,034
QXO Building Products, Inc.
350,000 6.500%,  7/15/2031
h
356,710
1,980,000 6.750%,  4/30/2032
h
2,044,506
350,000 6.875%,  7/15/2034
h
359,301
Resideo Funding, Inc.
1,636,000 6.500%,  7/15/2032
h
1,644,177
Reworld Holding Corporation
965,000 4.875%,  12/1/2029
h
920,390
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
h
1,630,232
Sensata Technologies BV
454,000 4.000%,  4/15/2029
h
440,981
Sensata Technologies, Inc.
450,000 3.750%,  2/15/2031
h
420,770
Smyrna Ready Mix Concrete, LLC
1,825,000 8.875%,  11/15/2031
h
1,924,382
Principal
Amount Long-Term Fixed Income  92.7% Value
Capital Goods   10.4% - continued
Spirit AeroSystems, Inc.
$ 2,270,000 4.600%,  6/15/2028 $ 2,261,411
SRM Escrow Issuer, LLC
744,000 6.000%,  11/1/2028
h
745,530
Standard Building Solutions, Inc.
565,000 6.500%,  8/15/2032
h
568,415
2,260,000 6.250%,  8/1/2033
h
2,244,277
560,000 5.875%,  3/15/2034
h
539,629
Sword Purchaser, LLC
770,000 8.250%,  4/15/2033
h
796,773
Synergy Infrastructure Holdings,
LLC
700,000 7.875%,  12/1/2030
h
731,592
480,000 7.000%,  7/15/2034
h
486,883
TransDigm, Inc.
787,000 6.750%,  8/15/2028
h
794,838
2,691,000 7.125%,  12/1/2031
h
2,786,426
1,465,000 6.625%,  3/1/2032
h
1,502,535
570,000 6.750%,  1/31/2034
h
584,654
1,160,000 6.125%,  7/31/2034
h
1,158,508
Trivium Packaging Finance BV
902,000 8.250%,  7/15/2030
h
953,069
570,000 12.250%,  1/15/2031
h
630,043
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,984,183
Waste Pro USA, Inc.
920,000 7.000%,  2/1/2033
h
941,428
WESCO Distribution, Inc.
789,000 6.375%,  3/15/2029
h
803,076
130,000 5.250%,  4/15/2031
h
128,666
552,000 6.625%,  3/15/2032
h
568,815
260,000 5.500%,  4/15/2034
h
257,200
Total 90,027,843
Communications Services   10.9%
Altice Financing SA
1,392,000 5.750%,  8/15/2029
h
973,349
Altice France SA
919,970 6.500%,  4/15/2032
h
889,080
2,131,099 6.875%,  7/15/2032
h
2,066,473
AMC Global Media, Inc.
1,637,000 10.500%,  7/15/2032
h
1,682,684
Cable One, Inc.
1,130,000 4.000%,  11/15/2030
h,i
609,760
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,563,000 5.000%,  2/1/2028
h
1,543,419
2,380,000 5.375%,  6/1/2029
h
2,328,273
4,550,000 4.750%,  3/1/2030
h
4,314,088
1,416,000 4.250%,  2/1/2031
h
1,275,224
974,000 7.000%,  2/1/2033
h
955,188
1,298,000 7.375%,  2/1/2036
h,i
1,272,929
Clear Channel Outdoor Holdings,
Inc.
952,000 7.500%,  6/1/2029
h
952,490
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
h
646,282
855,000 11.750%,  1/31/2029
h
525,930
1,462,000 6.500%,  2/1/2029
h,i
874,551
1,240,000 4.125%,  12/1/2030
h
736,814

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Communications Services   10.9% - continued
Deluxe Corporation
$ 2,123,000 8.125%,  9/15/2029
h
$ 2,197,857
DIRECTV Financing, LLC
1,130,000 8.875%,  2/1/2030
h
1,150,050
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
803,000 5.875%,  8/15/2027
h,i
801,831
Discovery Global Holdings, Inc.
570,000 4.054%,  3/15/2029 564,340
1,690,000 4.279%,  3/15/2032
i
1,516,521
1,420,000 5.050%,  3/15/2042 1,040,249
DISH DBS Corporation
1,308,000 5.250%,  12/1/2026
h,k
1,294,089
1,271,000 5.750%,  12/1/2028
h,k
1,231,281
1,144,000 5.125%,  6/1/2029
k
1,029,491
DISH Network Corporation
1,978,000 11.750%,  11/15/2027
h
2,032,498
EchoStar Corporation
2,687,000 10.750%,  11/30/2029 2,903,625
FiberCop SPA
1,504,000 6.000%,  9/30/2034
h
1,452,432
Getty Images, Inc.
620,000 10.500%,  11/15/2030
h
516,893
Gray Media, Inc.
1,435,000 5.375%,  11/15/2031
h
962,799
1,270,000 7.250%,  8/15/2033
h
1,250,509
Iliad Holding SAS
1,571,000 8.500%,  4/15/2031
h
1,664,372
1,231,000 7.000%,  4/15/2032
h
1,254,582
Level 3 Financing, Inc.
1,980,000 6.875%,  6/30/2033
h
2,034,252
1,280,000 7.000%,  3/31/2034
h
1,319,857
2,730,000 8.500%,  1/15/2036
h
2,931,567
McGraw-Hill Education, Inc.
1,081,000 5.750%,  8/1/2028
h
1,076,486
1,763,000 8.000%,  8/1/2029
h
1,766,477
Nexstar Media, Inc.
843,000 4.750%,  11/1/2028
h
825,822
2,578,000 6.500%,  9/15/2033
h
2,577,284
1,546,000 7.250%,  4/15/2034
h,i
1,542,103
Oak-Eagle Acquireco, Inc.
1,665,393 7.250%,  7/1/2033
h
1,742,186
1,672,000 8.750%,  7/1/2034
h
1,774,530
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,468,000 4.625%,  3/15/2030
h
1,423,791
Playtika Holding Corporation
1,163,000 4.250%,  3/15/2029
h
1,040,885
Rogers Communications, Inc.
710,000 7.000%,  4/15/2055
b
726,546
Sable International Finance, Ltd.
1,122,000 7.125%,  10/15/2032
h
1,113,663
Scripps Escrow II, Inc.
1,130,000 3.875%,  1/15/2029
h
1,030,879
Sinclair Television Group, Inc.
990,000 8.125%,  2/15/2033
h
1,016,894
Sirius XM Radio, LLC
1,649,000 4.000%,  7/15/2028
h
1,605,769
890,000 3.875%,  9/1/2031
h
808,394
520,000 5.875%,  4/15/2032
h
513,913
Principal
Amount Long-Term Fixed Income  92.7% Value
Communications Services   10.9% - continued
Snap, Inc.
$ 850,000 6.875%,  3/15/2034
h
$ 822,909
Telenet Finance Luxembourg
Notes SARL
2,200,000 5.500%,  3/1/2028
h
2,146,899
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,381,000 4.750%,  4/15/2028
h
1,376,561
1,707,000 6.500%,  2/15/2029
h
1,693,526
850,000 8.625%,  6/15/2032
h,i
886,733
390,000 8.625%,  6/15/2032
h
406,854
Uniti Services, LLC
1,270,000 7.500%,  10/15/2033
h
1,336,519
Univision Communications, Inc.
1,387,000 4.500%,  5/1/2029
h
1,324,473
1,400,000 8.500%,  7/31/2031
h
1,406,058
1,130,000 9.375%,  8/1/2032
h
1,148,124
901,000 8.875%,  4/15/2033
h
886,966
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
h
1,259,848
Virgin Media Finance plc
979,000 5.000%,  7/15/2030
h
744,408
Virgin Media Secured Finance plc
2,335,000 5.500%,  5/15/2029
h
2,216,273
VZ Secured Financing BV
1,931,000 5.000%,  1/15/2032
h
1,689,963
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,521,000 8.250%,  10/1/2031
h
1,603,978
Zegona Finance plc
1,334,000 8.625%,  7/15/2029
h
1,393,108
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
h
866,812
Total 94,591,263
Consumer Cyclical   16.8%
1011778 B.C., ULC/New Red
Finance, Inc.
3,006,000 5.625%,  9/15/2029
h
3,021,694
985,000 4.000%,  10/15/2030
h
929,888
Adient Global Holdings, Ltd.
1,420,000 7.500%,  2/15/2033
h,i
1,464,832
Advance Auto Parts, Inc.
848,000 7.000%,  8/1/2030
h
869,486
848,000 7.375%,  8/1/2033
h,i
878,927
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
820,000 6.000%,  6/1/2029
h
816,389
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,160,000 4.625%,  6/1/2028
h
1,139,956
1,560,000 4.625%,  6/1/2028
h
1,537,364
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
h
1,214,811
American Axle & Manufacturing,
Inc.
1,506,000 5.000%,  10/1/2029
i
1,461,051
1,710,000 7.750%,  10/15/2033
h,i
1,689,253

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Consumer Cyclical   16.8% - continued
Arches Buyer, Inc.
$ 1,732,000 6.125%,  12/1/2028
h,i
$ 1,706,009
Asbury Automotive Group, Inc.
540,000 5.000%,  2/15/2032
h
516,499
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
h
770,347
1,410,000 4.625%,  4/1/2030
h
1,337,733
Bath & Body Works, Inc.
850,000 6.950%,  3/1/2033 856,335
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
990,000 9.500%,  7/1/2032
h
936,202
Beach Acquisition Bidco, LLC
832,698
0.000%,PIK 10.750%,
7/15/2033
h,j
945,566
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
1,380,000 5.125%,  4/15/2029
h,i
1,312,667
Boyd Gaming Corporation
1,325,000 4.750%,  6/15/2031
h
1,279,464
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
1,120,000 5.750%,  1/15/2033
h
1,097,858
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
h
135,070
1,607,000 5.000%,  6/15/2029
h
1,530,232
350,000 4.875%,  2/15/2030
h
325,709
Caesars Entertainment, Inc.
1,814,000 4.625%,  10/15/2029
h
1,743,668
1,680,000 7.000%,  2/15/2030
h
1,689,670
Carnival Corporation, Ltd.
3,350,000 5.750%,  8/1/2032
h
3,382,721
Carriage Services, Inc.
1,040,000 4.250%,  5/15/2029
h
995,278
Carvana Company
1,278,418
9.000%,PIK 0.000%,
6/1/2030
h,j
1,321,661
1,734,900
9.000%,PIK 0.000%,
6/1/2031
h,j
1,914,646
Churchill Downs, Inc.
899,000 6.750%,  5/1/2031
h
914,726
Cyprium Corporation/Cyprium
Holdings Luxembourg SARL
1,040,000 6.125%,  4/15/2031
h
1,039,954
Dream Finders Homes, Inc.
1,420,000 6.875%,  9/15/2030
h
1,409,445
Everforth, Inc.
1,020,000 4.625%,  5/15/2028
h
944,196
Flutter Treasury DAC
354,000 5.875%,  6/4/2031
h
352,786
Ford Motor Company
1,490,000 3.250%,  2/12/2032 1,313,313
Forestar Group, Inc.
1,710,000 6.500%,  3/15/2033
h
1,736,815
FORVIA SE
1,135,000 8.000%,  6/15/2030
h
1,195,337
1,420,000 6.750%,  9/15/2033
h
1,419,337
Principal
Amount Long-Term Fixed Income  92.7% Value
Consumer Cyclical   16.8% - continued
Gaia Purchaser, Inc.
$ 1,410,000 7.625%,  7/15/2033
e,h
$ 1,426,169
Gap, Inc.
1,165,000 3.625%,  10/1/2029
h
1,097,688
Garda World Security Corporation
1,040,000 6.000%,  6/1/2029
h
1,024,540
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
h
1,175,988
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
b,i,l
1,604,675
Genting New York, LLC/GENNY
Capital, Inc.
1,469,000 7.250%,  10/1/2029
h
1,511,093
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
2,120,000 8.750%,  1/15/2032
h
2,010,522
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029 1,711,093
Hilton Domestic Operating
Company, Inc.
1,231,000 4.875%,  1/15/2030 1,226,936
900,000 5.500%,  9/15/2031
h,i
902,302
1,195,000 3.625%,  2/15/2032
h
1,093,751
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
1,094,000 5.000%,  6/1/2029
h
1,067,782
IHO Verwaltungs GmbH
1,020,000
7.375%,PIK 8.125%,
5/15/2033
h,j
1,060,434
Jacobs Entertainment, Inc.
1,612,000 6.750%,  2/15/2029
h
1,579,760
K Hovnanian Enterprises, Inc.
710,000 8.000%,  4/1/2031
h
732,480
KB Home
1,208,000 6.875%,  6/15/2027 1,216,716
1,123,000 4.000%,  6/15/2031 1,050,474
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,561,346
811,000 6.875%,  11/1/2035 830,231
Life Time, Inc.
1,178,000 6.000%,  11/15/2031
h
1,196,256
Light & Wonder International, Inc.
776,000 7.250%,  11/15/2029
h
790,027
1,700,000 6.250%,  10/1/2033
h
1,690,786
Lindblad Expeditions, LLC
1,660,000 7.000%,  9/15/2030
h
1,716,344
Lithia Motors, Inc.
1,130,000 4.625%,  12/15/2027
h
1,124,614
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
h
856,117
Macy's Retail Holdings, LLC
850,000 7.375%,  8/1/2033
h,i
892,435
780,000 6.375%,  3/15/2037 731,105
1,030,000 5.125%,  1/15/2042 852,322
1,130,000 4.300%,  2/15/2043 817,628
Marriott Ownership Resorts, Inc.
2,070,000 6.500%,  10/1/2033
h,i
2,057,174

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Consumer Cyclical   16.8% - continued
Match Group Holdings II, LLC
$ 1,710,000 6.125%,  9/15/2033
h
$ 1,689,792
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
h
1,727,439
700,000 6.000%,  12/15/2033
h
671,934
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
h
876,899
775,000 7.625%,  4/17/2032
h
793,749
430,000 6.500%,  9/24/2033
h
421,094
MGM China Holdings, Ltd.
281,000 7.125%,  6/26/2031
h
290,101
MGM Resorts International
1,124,000 6.125%,  9/15/2029 1,135,025
Michaels Companies, Inc.
1,039,000 8.500%,  3/15/2033
h
1,029,124
1,552,000 11.000%,  3/15/2034
h,i
1,519,594
Millrose Properties, Inc.
1,700,000 6.375%,  8/1/2030
h
1,723,035
560,000 6.250%,  9/15/2032
h
564,873
Muvico, LLC
1,201,793
9.000%,PIK 6.000%,
2/19/2029
h,i,j
1,313,258
NCL Corporation, Ltd.
1,220,000 5.875%,  1/15/2031
h
1,184,074
1,217,000 6.750%,  2/1/2032
h,i
1,214,264
Nissan Motor Acceptance
Company, LLC
1,700,000 5.625%,  9/29/2028
h
1,696,102
570,000 6.125%,  9/30/2030
h
560,322
Penn Entertainment, Inc.
1,030,000 6.750%,  4/1/2031
h
1,035,360
PENN Entertainment, Inc.
1,040,000 4.125%,  7/1/2029
h,i
997,146
Petco Health and Wellness
Company, Inc.
780,000 8.250%,  2/1/2031
h
786,095
PetSmart, LLC/PetSmart Finance
Corporation
2,840,000 7.500%,  9/15/2032
h
2,840,619
850,000 10.000%,  9/15/2033
h
851,353
Phinia, Inc.
843,000 6.625%,  10/15/2032
h
861,097
Pioneer OpCo, LLC
450,000 7.000%,  5/15/2033
h
457,922
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
2,220,000 3.375%,  8/31/2027
h
2,174,719
Rakuten Group, Inc.
281,000 11.250%,  2/15/2027
h
290,310
1,131,000 9.750%,  4/15/2029
h
1,229,180
850,000 8.125%,  12/15/2029
b,h,l
872,433
Raven Acquisition Holdings, LLC
1,100,000 6.875%,  11/15/2031
h
1,075,163
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
1,100,000 4.625%,  4/16/2029
h
993,900
Risewell Homes, Inc.
570,000 8.500%,  11/1/2030
h
581,936
S&S Holdings, LLC
1,302,000 8.375%,  10/1/2031
h
1,232,047
Principal
Amount Long-Term Fixed Income  92.7% Value
Consumer Cyclical   16.8% - continued
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
$ 2,136,000 5.250%,  7/15/2029 $ 2,080,752
Sotheby's/Bidfair Holdings, Inc.
770,000 5.875%,  6/1/2029
h
730,810
Staples, Inc.
1,630,000 10.750%,  9/1/2029
h
1,554,935
Station Casinos, LLC
800,000 4.500%,  2/15/2028
h
790,826
700,000 4.625%,  12/1/2031
h,i
664,662
Taylor Morrison Communities, Inc.
705,000 5.750%,  11/15/2032
h
725,549
Tenneco, Inc.
1,485,000 8.000%,  11/17/2028
h
1,494,287
TKC Holdings, Inc.
1,020,000 8.500%,  8/15/2030
h
1,049,685
Vail Resorts, Inc.
740,000 5.625%,  7/15/2030
h
739,077
VF Corporation
850,000 6.000%,  10/15/2033
i
857,342
Victoria's Secret & Company
1,414,000 4.625%,  7/15/2029
h
1,377,052
Viking Cruises, Ltd.
2,257,000 5.875%,  10/15/2033
h
2,260,523
Wayfair, LLC
805,000 7.750%,  9/15/2030
h
846,249
1,020,000 7.125%,  5/31/2034
h
1,048,734
Wyndham Hotels & Resorts, Inc.
520,000 5.625%,  3/1/2033
h
513,220
Wynn Macau, Ltd.
1,700,000 6.750%,  2/15/2034
h
1,689,618
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
2,977,000 7.125%,  2/15/2031
h
3,146,140
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
h
1,076,988
1,265,000 6.750%,  4/23/2030
h
1,254,406
1,040,000 6.875%,  4/23/2032
h
1,023,157
Total 145,369,654
Consumer Non-Cyclical   10.9%
1261229 B.C., Ltd.
3,882,000 10.000%,  4/15/2032
h
3,931,829
Acadia Healthcare Company, Inc.
850,000 5.000%,  4/15/2029
h
836,738
670,000 7.375%,  3/15/2033
h,i
689,713
AdaptHealth, LLC
3,039,000 4.625%,  8/1/2029
h
2,932,210
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
560,000 5.500%,  3/31/2031
h
547,173
780,000 5.625%,  3/31/2032
h
754,109
400,000 6.250%,  3/15/2033
h
396,476
2,600,000 5.750%,  3/31/2034
h
2,476,098
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
h
484,980

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Consumer Non-Cyclical   10.9% - continued
Bausch Health Americas, Inc.
$ 1,030,000 8.500%,  1/31/2027
h
$ 1,028,074
Bausch Health Companies, Inc.
680,000 4.875%,  6/1/2028
h
628,755
BellRing Brands, Inc.
1,767,000 7.000%,  3/15/2030
h,i
1,766,633
BioMarin Pharmaceutical, Inc.
1,560,000 5.500%,  2/15/2034
h
1,532,618
Champ Acquisition Corporation
1,030,000 8.375%,  12/1/2031
h
1,077,779
CHS/Community Health Systems,
Inc.
1,220,000 6.125%,  4/1/2030
h
1,095,484
818,000 4.750%,  2/15/2031
h,i
752,530
645,000 10.875%,  1/15/2032
h
694,627
2,270,000 9.750%,  1/15/2034
h
2,370,064
Concentra Health Services, Inc.
1,095,000 6.875%,  7/15/2032
h,i
1,133,473
CVS Health Corporation
1,129,000 7.000%,  3/10/2055
b
1,172,130
DaVita, Inc.
2,070,000 6.875%,  9/1/2032
h
2,134,839
Embecta Corporation
791,000 5.000%,  2/15/2030
h
615,776
Encompass Health Corporation
619,000 4.500%,  2/1/2028 614,582
2,040,000 5.875%,  6/1/2034
h
2,035,766
Endo Finance Holdings, LP
1,885,000 8.500%,  4/15/2031
h
1,981,531
Energizer Holdings, Inc.
1,300,000 4.375%,  3/31/2029
h
1,258,514
1,110,000 6.000%,  9/15/2033
h,i
1,067,994
Fiesta Purchaser, Inc.
1,123,000 9.625%,  9/15/2032
h
1,100,036
Genmab AS/Genmab Finance,
LLC
1,690,000 6.250%,  12/15/2032
h
1,722,233
420,000 7.250%,  12/15/2033
h
437,891
Grifols SA
1,840,000 4.750%,  10/15/2028
h
1,803,239
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,233,000 4.875%,  6/1/2029
h
2,090,559
1,030,000 7.750%,  5/1/2033
h
1,043,951
HNI Corporation
1,030,000 5.125%,  1/18/2029
h
1,014,444
Industrial F&B Investments III, Inc.
971,000 7.750%,  2/11/2033
h
989,584
Insulet Corporation
794,000 6.500%,  4/1/2033
h
805,169
IQVIA, Inc.
2,264,000 6.250%,  6/1/2032
h
2,301,760
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
733,000 9.000%,  2/15/2029
h
767,342
640,000 7.125%,  4/30/2033
h
651,934
Lamb Weston Holdings, Inc.
839,000 4.375%,  1/31/2032
h
788,890
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
h,i
778,048
Principal
Amount Long-Term Fixed Income  92.7% Value
Consumer Non-Cyclical   10.9% - continued
$ 895,000 9.875%,  8/15/2030
h
$ 943,026
Medline Borrower, LP
2,331,000 5.250%,  10/1/2029
h
2,316,756
Newell Brands, Inc.
306,000 6.375%,  9/15/2027 308,217
796,000 6.625%,  9/15/2029
i
809,292
2,205,000 6.375%,  5/15/2030
i
2,234,981
850,000 6.625%,  5/15/2032
i
860,754
Organon & Company/Organon
Foreign Debt Co-Issuer BV
1,280,000 5.125%,  4/30/2031
h
1,266,363
Performance Food Group, Inc.
1,404,000 4.250%,  8/1/2029
h
1,362,815
1,685,000 6.125%,  9/15/2032
h
1,705,609
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 1,050,052
1,732,000 6.125%,  9/30/2032
i
1,654,244
Post Holdings, Inc.
1,560,000 4.500%,  9/15/2031
h
1,463,457
1,620,000 6.250%,  10/15/2034
h
1,591,737
1,690,000 6.500%,  3/15/2036
h
1,670,807
Prime Healthcare Services, Inc.
2,580,000 9.375%,  9/1/2029
h
2,695,298
Radiology Partners, Inc.
800,000 8.500%,  7/15/2032
h
834,879
Simmons Foods, Inc.
2,570,000 4.625%,  3/1/2029
h
2,482,831
Sotera Health Holdings, LLC
1,122,000 7.375%,  6/1/2031
h
1,163,358
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
h
171,488
Star Parent, Inc.
2,520,000 9.000%,  10/1/2030
h
2,637,314
Surgery Center Holdings, Inc.
1,930,000 7.250%,  4/15/2032
h
1,953,818
TEAM Services Holding, Inc.
1,550,000 9.000%,  2/15/2033
h,i
1,568,740
Teleflex, Inc.
260,000 5.875%,  1/15/2032
h
261,965
Tenet Healthcare Corporation
2,997,000 5.125%,  11/1/2027 2,996,971
1,834,000 5.500%,  11/15/2032
h
1,823,649
282,000 6.000%,  11/15/2033
h
284,466
US Acute Care Solutions, LLC
1,693,000 9.750%,  5/15/2029
h,i
1,596,220
Viking Baked Goods Acquisition
Corporation
750,000 8.625%,  11/1/2031
e,h
758,104
Whirlpool Corporation
570,000 6.125%,  6/15/2030 525,792
1,000,000 7.875%,  7/1/2034
h
1,004,102
Total 94,302,680
Energy   11.0%
Aethon United BR, LP/Aethon
United Finance Corporation
734,000 7.500%,  10/1/2029
h
763,364

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Energy   11.0% - continued
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 2,126,000 5.375%,  6/15/2029
h
$ 2,119,303
Archrock Services, LP/Archrock
Partners Finance Corporation
1,040,000 6.000%,  2/1/2034
h
1,033,755
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,130,000 6.625%,  7/15/2033
h
1,142,823
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
h
1,313,101
Buckeye Partners, LP
1,050,000 4.500%,  3/1/2028
h
1,039,503
1,132,000 6.750%,  2/1/2030
h,i
1,169,135
California Resources Corporation
630,000 7.000%,  1/15/2034
h
623,024
Caturus Energy, LLC
257,000 7.125%,  5/15/2031
h
254,271
CNX Resources Corporation
818,000 7.375%,  1/15/2031
h
837,758
390,000 5.875%,  3/1/2034
h
379,524
Comstock Resources, Inc.
2,630,000 5.875%,  1/15/2030
h
2,480,529
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
h
3,018,281
Crescent Energy Finance, LLC
819,000 7.750%,  7/31/2029
h
821,039
1,089,000 7.625%,  4/1/2032
h
1,097,781
1,130,000 7.875%,  4/15/2032
h
1,144,165
562,000 7.375%,  1/15/2033
h
558,624
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
586,000 8.625%,  3/15/2029
h
609,062
1,410,000 7.375%,  6/30/2033
h
1,436,445
520,000 6.875%,  6/1/2034
h
517,548
Energy Transfer, LP
1,980,000 6.500%,  2/15/2056
b
1,996,557
Excelerate Energy, LP
791,000 8.000%,  5/15/2030
h
834,189
Genesis Energy, LP/Genesis
Energy Finance Corporation
2,320,000 7.875%,  5/15/2032 2,392,106
650,000 6.750%,  3/15/2034 644,982
Global Partners, LP/GLP Finance
Corporation
420,000 7.125%,  7/1/2033
h
424,978
Harvest Midstream I, LP
1,000,000 6.750%,  5/15/2034
h
1,014,255
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
h
1,548,216
Hilcorp Energy I, LP/Hilcorp
Finance Company
851,000 5.750%,  2/1/2029
h
847,694
1,505,000 6.000%,  2/1/2031
h
1,457,805
1,750,000 6.250%,  4/15/2032
h
1,694,037
Howard Midstream Energy
Partners, LLC
1,225,000 7.375%,  7/15/2032
h
1,268,748
1,420,000 6.625%,  1/15/2034
h
1,432,140
Principal
Amount Long-Term Fixed Income  92.7% Value
Energy   11.0% - continued
ITT Holdings, LLC
$ 1,995,000 6.500%,  8/1/2029
h
$ 1,971,619
Kodiak Gas Services, LLC
850,000 6.500%,  10/1/2033
h
861,605
Kraken Oil & Gas Partners, LLC
515,000 7.625%,  8/15/2029
h,i
520,094
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
f,g
374
Moss Creek Resources Holdings,
Inc.
379,000 8.250%,  9/1/2031
h
375,753
Nabors Industries, Inc.
768,000 9.125%,  1/31/2030
h
802,621
562,000 8.875%,  8/15/2031
h,i
577,041
560,000 7.625%,  11/15/2032
h
572,926
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
h
650,025
1,347,000 8.375%,  2/15/2032
h
1,402,251
Noble Finance II, LLC
1,280,000 8.000%,  4/15/2030
h
1,326,282
1,510,000 6.250%,  6/15/2034
h
1,479,893
Northern Oil and Gas, Inc.
1,302,000 8.750%,  6/15/2031
h,i
1,341,060
NuStar Logistics, LP
726,000 6.375%,  10/1/2030
i
750,218
Oceaneering International, Inc.
750,000 6.875%,  7/15/2034
e,h
761,825
PBF Holding Company, LLC/PBF
Finance Corporation
1,700,000 7.875%,  9/15/2030
h
1,732,349
1,410,000 7.250%,  6/1/2034
h
1,395,913
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
h
1,229,783
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
h
1,309,816
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
h
1,588,914
Saturn Oil & Gas, Inc.
398,000 9.625%,  6/15/2029
h
414,946
Seadrill Finance, Ltd.
990,000 6.750%,  7/15/2034
h
955,752
SESI, LLC
1,130,000 7.875%,  9/30/2030
h
1,148,175
SM Energy Company
1,164,000 8.750%,  7/1/2031
h
1,215,839
450,000 7.000%,  8/1/2032
h
454,145
1,698,000 9.625%,  6/15/2033
h
1,861,753
1,040,000 6.625%,  4/15/2034
h
1,023,696
Solaris Energy Infrastructure, Inc.
400,000 6.375%,  5/15/2031
h
404,463
Sunoco, LP
634,000 5.875%,  7/15/2027
h
633,719
809,000 6.625%,  8/15/2032
h
822,806
1,040,000 5.625%,  7/15/2034
h
1,015,008
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,173,338
850,000 4.500%,  4/30/2030 825,561

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Energy   11.0% - continued
Tallgrass Energy Partners, LP/
Tallgrass Energy Finance
Corporation
$ 2,978,000 6.750%,  3/15/2034
h
$ 3,004,367
Talos Production, Inc.
472,000 9.000%,  2/1/2029
h
491,773
TGNR Intermediate Holdings, LLC
2,143,000 5.500%,  10/15/2029
h
2,108,886
Transocean International, Ltd.
1,430,000 8.250%,  5/15/2029
h
1,476,594
1,845,000 8.500%,  5/15/2031
h,i
1,915,466
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,140,000 6.250%,  10/1/2033
h
1,130,228
Valaris, Ltd.
1,097,000 8.375%,  4/30/2030
h
1,139,210
Venture Global LNG, Inc.
1,800,000 9.000%,  9/30/2029
b,h,l
1,757,367
2,247,000 7.000%,  1/15/2030
h
2,291,747
3,872,000 8.375%,  6/1/2031
h
4,030,474
640,000 6.375%,  12/15/2034
h
628,968
510,000 6.625%,  6/15/2036
h
502,696
Venture Global Plaquemines LNG,
LLC
840,000 6.125%,  12/15/2030
h
859,453
850,000 7.500%,  5/1/2033
h
932,886
1,690,000 6.500%,  1/15/2034
h
1,760,950
840,000 6.500%,  6/15/2034
h
875,091
Total 95,420,461
Financials   13.1%
Acrisure, LLC/Acrisure Finance,
Inc.
1,590,000 6.000%,  8/1/2029
h
1,399,349
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
842,000 6.950%,  3/10/2055
b
871,631
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
855,000 6.750%,  4/15/2028
h
861,829
843,000 5.875%,  11/1/2029
h,i
823,908
390,000 7.000%,  1/15/2031
h
396,341
Ally Financial, Inc.
1,030,000 7.100%,  8/15/2031
b,l
1,043,902
AmWINS Group, Inc.
1,052,000 4.875%,  6/30/2029
h
1,013,690
Asurion, LLC/Asurion Co-Issuer,
Inc.
770,000 8.000%,  12/31/2032
h
775,819
770,000 8.375%,  2/1/2034
h
712,773
Avolon Holdings Funding, Ltd.
460,000 2.528%,  11/18/2027
h
446,364
Azorra Finance, Ltd.
900,000 7.250%,  1/15/2031
h
924,686
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
842,000 7.125%,  5/15/2031
h
845,648
Banco Santander SA
625,000 7.250%,  12/3/2035
b,l
635,290
Principal
Amount Long-Term Fixed Income  92.7% Value
Financials   13.1% - continued
Bank of America Corporation
$ 570,000 6.250%,  7/26/2030
b,l
$ 576,848
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
380,000 7.625%,  2/11/2035
b,h
391,780
BNP Paribas SA
421,000 4.625%,  1/12/2027
b,h,l
418,958
570,000 7.450%,  6/27/2035
b,h,l
588,109
Burford Capital Global Finance,
LLC
2,222,000 9.250%,  7/1/2031
h
2,163,406
990,000 7.500%,  7/15/2033
h,i
839,668
210,000 8.500%,  1/15/2034
h
184,065
Centene Corporation
2,050,000 3.000%,  10/15/2030 1,855,346
Citigroup, Inc.
405,000 6.250%,  8/15/2026
b,l
405,421
570,000 6.875%,  12/29/2049
b
583,747
Constellation Insurance, Inc.
384,000 6.800%,  1/24/2030
h
384,495
CRC Insurance Group, LLC
660,000 7.125%,  6/1/2031
h
657,895
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,990,000 5.950%,  9/17/2030
h
1,906,266
Encore Capital Group, Inc.
2,270,000 6.625%,  4/15/2031
h
2,296,100
First Eagle Holdings, Inc.
1,400,000 7.250%,  8/15/2032
h
1,409,304
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
h
1,582,765
842,000 5.625%,  1/1/2030
h
837,032
1,150,000 6.125%,  5/1/2034
h
1,144,640
Freedom Mortgage Holdings, LLC
1,925,000 9.250%,  2/1/2029
h
1,989,256
840,000 6.875%,  5/1/2031
h
815,189
570,000 8.375%,  4/1/2032
h
579,799
1,140,000 7.875%,  4/1/2033
h
1,111,751
FTAI Aviation Investors, LLC
1,839,000 7.000%,  5/1/2031
h
1,904,741
1,121,000 7.000%,  6/15/2032
h
1,157,718
GGAM Finance, Ltd.
911,000 8.000%,  2/15/2027
h
913,086
791,000 8.000%,  6/15/2028
h
818,418
634,000 6.875%,  4/15/2029
h
647,823
Global Aircraft Leasing Company,
Ltd.
2,050,000 8.750%,  9/1/2027
h
2,083,511
Global Net Lease, Inc.
501,000 4.500%,  9/30/2028
h
488,231
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,770,000 3.750%,  12/15/2027
h
2,711,191
goeasy, Ltd.
780,000 9.250%,  12/1/2028
h
765,785
1,980,000 6.875%,  2/15/2031
h,i
1,751,072
Howard Hughes Corporation
512,000 4.125%,  2/1/2029
h
494,678

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Financials   13.1% - continued
$ 650,000 5.875%,  3/1/2032
h
$ 644,444
HSBC Holdings plc
871,000 6.875%,  9/11/2029
b,l
892,514
HUB International, Ltd.
1,173,000 5.625%,  12/1/2029
h
1,168,713
624,000 7.375%,  1/31/2032
h
635,157
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,074,000 5.250%,  5/15/2027 2,049,844
Intesa Sanpaolo SPA
541,000 4.198%,  6/1/2032
b,h
510,621
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
h
464,926
505,000 7.125%,  4/30/2031
h
522,148
1,280,000 6.125%,  11/1/2032
h
1,280,266
1,700,000 6.750%,  5/1/2033
h
1,748,223
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
1,321,000 6.625%,  10/15/2031
h
1,300,352
Jefferson Capital Holdings, LLC
1,961,000 9.500%,  2/15/2029
h
2,050,465
710,000 8.250%,  5/15/2030
h
746,515
JPMorgan Chase & Company
1,966,000
6.470%,  (TSFR3M +
2.745%), 10/1/2026
b,l
1,971,393
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
1,267,000 4.750%,  6/15/2029
h
1,238,226
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
b,h
250,213
Macquarie AirFinance Holdings,
Ltd.
1,070,000 6.400%,  3/26/2029
h
1,101,402
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
h
810,724
MPT Operating Partnership, LP/
MPT Finance Corporation
1,444,000 4.625%,  8/1/2029
i
1,160,646
790,000 8.500%,  2/15/2032
h
808,794
NatWest Group plc
541,000 8.125%,  11/10/2033
b,i,l
598,776
Navient Corporation
512,000 5.500%,  3/15/2029
i
491,403
Nippon Life Insurance Company
570,000 6.500%,  4/30/2055
b,h
597,694
OneMain Finance Corporation
1,678,000 3.500%,  1/15/2027 1,663,600
1,135,000 6.750%,  3/15/2032 1,137,729
2,400,000 7.125%,  9/15/2032 2,440,404
1,690,000 6.750%,  9/15/2033 1,672,992
Osaic Holdings, Inc.
1,190,000 6.750%,  8/1/2032
h
1,192,035
1,090,000 8.000%,  8/1/2033
h
1,094,025
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
1,353,000 4.875%,  5/15/2029
h
1,322,926
PennyMac Financial Services, Inc.
1,700,000 6.875%,  5/15/2032
h
1,663,682
730,000 6.875%,  2/15/2033
h
711,737
Principal
Amount Long-Term Fixed Income  92.7% Value
Financials   13.1% - continued
Phoenix Aviation Capital, Ltd.
$ 1,360,000 9.250%,  7/15/2030
h
$ 1,404,894
PNC Financial Services Group,
Inc.
842,000 3.400%,  9/15/2026
b,l
838,727
PRA Group, Inc.
1,598,000 8.375%,  2/1/2028
h
1,620,510
RHP Hotel Properties, LP/RHP
Finance Corporation
842,000 4.500%,  2/15/2029
h
825,546
Rithm Capital Corporation
2,100,000 8.000%,  7/15/2030
h
2,094,668
RLJ Lodging Trust, LP
891,000 4.000%,  9/15/2029
h,i
848,678
Rocket Companies, Inc.
818,000 6.500%,  8/1/2029
h
834,928
850,000 6.125%,  8/1/2030
h
864,596
200,000 6.125%,  8/1/2031
h
204,264
200,000 6.500%,  6/15/2034
h
205,136
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,282,000 3.875%,  3/1/2031
h
2,135,404
945,000 4.000%,  10/15/2033
h
850,548
Ryan Specialty, LLC
1,685,000 5.875%,  8/1/2032
h
1,657,800
SLM Corporation
570,000 6.500%,  1/31/2030 577,787
900,000 6.495%,  5/15/2032
b
898,958
Societe Generale SA
845,000 8.125%,  11/21/2029
b,h,l
887,607
520,000 7.125%,  7/15/2035
b,h,l
516,637
Starwood Property Trust, Inc.
850,000 5.250%,  10/15/2028
h
846,123
1,140,000 6.500%,  10/15/2030
h
1,166,317
424,000 5.750%,  1/15/2031
h,i
421,339
1,020,000 6.125%,  6/1/2031
h
1,025,393
Stonebriar ABF Issuer, LLC
680,000 8.125%,  12/15/2030
h
710,934
1,020,000 7.000%,  8/15/2031
h
1,019,848
Stonex Escrow Issuer, LLC
1,690,000 6.875%,  7/15/2032
h
1,737,949
Synchrony Financial
403,000 7.250%,  2/2/2033 420,092
UBS Group AG
1,420,000 7.000%,  2/10/2030
b,h,l
1,444,678
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
h
1,834,682
UWM Holdings, LLC
707,000 6.625%,  2/1/2030
h
658,772
Vornado Realty, LP
519,000 5.750%,  2/1/2033 520,854
XHR, LP
840,000 4.875%,  6/1/2029
h,i
824,723
423,000 6.625%,  5/15/2030
h
432,762
Total 113,483,067
Technology   9.4%
Amentum Holdings, Inc.
1,228,000 7.250%,  8/1/2032
h
1,264,808

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Technology   9.4% - continued
APLD ComputeCo 2, LLC
$ 1,030,000 6.750%,  3/15/2031
h
$ 1,033,701
APLD ComputeCo 3, LLC
2,050,000 7.000%,  6/15/2031
h
2,045,798
APLD ComputeCo, LLC
1,940,000 9.250%,  12/15/2030
h
2,092,842
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
h
2,197,624
Block, Inc.
1,140,000 5.625%,  8/15/2030
h
1,142,851
2,086,000 6.500%,  5/15/2032 2,129,631
1,130,000 6.000%,  8/15/2033
h
1,137,803
CACI International, Inc.
528,000 6.375%,  6/15/2033
h
535,508
Cipher Compute, LLC
980,000 7.125%,  11/15/2030
h
1,018,732
Clarivate Science Holdings
Corporation
1,040,000 3.875%,  7/1/2028
h
1,000,156
Cloud Software Group, LLC
3,424,000 6.500%,  3/31/2029
h
3,322,243
3,182,000 9.000%,  9/30/2029
h
3,088,550
Coherent Corporation
902,000 5.000%,  12/15/2029
h
888,105
Core Scientific Finance I, LLC
2,170,000 7.750%,  5/15/2031
h
2,200,501
CoreWeave, Inc.
1,370,000 9.250%,  6/1/2030
h
1,378,899
850,000 9.000%,  2/1/2031
h,i
839,982
1,540,000 9.750%,  10/1/2031
h
1,536,603
600,000 9.625%,  7/15/2032
h
591,030
Diebold Nixdorf, Inc.
1,130,000 7.750%,  3/31/2030
h
1,176,806
Edged Compute, LLC
1,280,000 7.500%,  4/30/2031
h
1,247,529
Fair Isaac Corporation
1,130,000 6.000%,  5/15/2033
h
1,112,743
1,030,000 6.250%,  9/15/2034
h
1,014,528
Flash Compute, LLC
650,000 7.250%,  12/31/2030
h
668,344
Gen Digital, Inc.
1,724,000 7.125%,  9/30/2030
h
1,754,684
570,000 6.250%,  4/1/2033
h
561,797
ION Platform Finance US, Inc.
990,000 7.875%,  9/30/2032
h
717,300
ION Platform Finance US, Inc./ION
Platform Finance SARL
851,000 8.750%,  5/1/2029
h
759,422
850,000 9.000%,  8/1/2029
h
756,307
Iron Mountain, Inc.
3,225,000 5.250%,  3/15/2028
h
3,220,765
890,000 5.000%,  7/15/2028
h
886,567
1,560,000 5.250%,  7/15/2030
h
1,536,689
940,000 4.500%,  2/15/2031
h
899,069
1,470,000 6.250%,  1/15/2035
h
1,475,730
Kioxia Holdings Corporation
1,280,000 6.250%,  7/24/2030
h
1,320,410
990,000 6.625%,  7/24/2033
h
1,035,438
McAfee Corporation
1,245,000 7.375%,  2/15/2030
h,i
1,057,929
Principal
Amount Long-Term Fixed Income  92.7% Value
Technology   9.4% - continued
Meridian Arc Holdco, LLC
$ 3,720,000 6.250%,  4/30/2031
h
$ 3,728,333
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
h
674,960
NCR Voyix Corporation
474,000 5.000%,  10/1/2028
h
462,303
660,000 5.125%,  4/15/2029
h
643,848
Neptune Bidco US, Inc.
2,199,000 9.290%,  4/15/2029
h
2,242,591
705,000 10.375%,  5/15/2031
h
730,672
310,000 9.500%,  2/15/2033
h
313,428
Open Text Corporation
2,284,000 3.875%,  12/1/2029
h
2,100,011
Open Text Holdings, Inc.
1,578,000 4.125%,  2/15/2030
h
1,445,530
PR RNO Property Owner 1, LLC
2,440,000 6.500%,  5/1/2031
h
2,436,479
RingCentral, Inc.
1,960,000 8.500%,  8/15/2030
h
2,050,309
Rocket Software, Inc.
953,000 9.000%,  11/28/2028
h
947,307
Sabre GLBL, Inc.
570,000 11.125%,  7/15/2030
h
546,767
Seagate Data Storage Technology,
Private Ltd.
1,203,000 4.091%,  6/1/2029
h
1,170,735
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,628,000 6.750%,  8/15/2032
h
1,631,112
SS&C Technologies, Inc.
1,683,000 6.500%,  6/1/2032
h
1,697,358
Stingray Compute, LLC
900,000 6.000%,  6/15/2031
h
901,776
SV RNO Property Owner 1, LLC
2,580,000 5.875%,  3/1/2031
h
2,542,805
UKG, Inc.
1,571,000 6.875%,  2/1/2031
h
1,526,194
Viavi Solutions, Inc.
978,000 3.750%,  10/1/2029
h
932,886
WULF Compute, LLC
1,270,000 7.750%,  10/15/2030
h
1,333,942
Yondr JK 1, LLC
460,000 6.875%,  6/30/2031
h
461,155
Total 81,167,925
Transportation   1.8%
Allegiant Travel Company
1,540,000 7.125%,  7/1/2031
h
1,558,810
Avianca Midco 2 plc
528,712 9.000%,  12/1/2028
h,i
540,211
1,040,000 9.500%,  1/28/2031
h
1,022,580
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
h
981,872
639,000 8.000%,  2/15/2031
h
645,288
DCLI Bidco, LLC
757,000 7.750%,  11/15/2029
h
782,811
OneSky Flight, LLC
1,694,000 8.875%,  12/15/2029
h
1,791,364

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.7% Value
Transportation   1.8% - continued
Rand Parent, LLC
$ 1,974,000 8.500%,  2/15/2030
h
$ 2,044,760
RXO, Inc.
1,160,000 6.375%,  5/15/2031
h
1,176,114
Star Leasing Company, LLC
1,280,000 7.625%,  2/15/2030
h
1,261,337
Stena International SA
1,255,000 7.250%,  1/15/2031
h
1,283,124
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
1,441,000 6.375%,  2/1/2030
h,i
1,371,160
1,030,000 8.750%,  1/15/2032
h,i
1,018,608
Total 15,478,039
Utilities   3.5%
AES Corporation
541,000 7.600%,  1/15/2055
b
553,918
Algonquin Power & Utilities
Corporation
2,145,000 4.750%,  1/18/2082
b
2,124,157
Alpha Generation, LLC
719,000 6.750%,  10/15/2032
h
732,233
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
b
572,808
Duke Energy Corporation
550,000 6.450%,  9/1/2054
b
571,122
Edison International
711,000 5.000%,  12/15/2026
b,l
701,122
Hawaiian Electric Company, Inc.
570,000 6.000%,  10/1/2033
h,i
564,711
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
h
1,017,136
Long Ridge Energy, LLC
1,700,000 8.750%,  2/15/2032
h
1,794,349
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
h
1,336,530
671,000 6.000%,  2/1/2033
h
674,583
1,830,000 5.750%,  1/15/2034
h
1,815,710
2,310,000 5.875%,  5/15/2034
h
2,297,849
671,000 6.250%,  11/1/2034
h
679,403
1,290,000 6.125%,  5/15/2036
h
1,290,597
PG&E Corporation
634,000 7.375%,  3/15/2055
b
646,035
Talen Energy Supply, LLC
560,000 6.250%,  2/1/2034
h
556,596
280,000 6.500%,  2/1/2036
h,i
282,284
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
h
3,721,899
TransAlta Corporation
1,690,000 5.875%,  2/1/2034 1,664,807
Vistra Corporation
4,065,000 7.000%,  12/15/2026
b,h,l
4,097,207
Vistra Operations Company, LLC
1,307,000 5.000%,  7/31/2027
h
1,306,079
Principal
Amount Long-Term Fixed Income  92.7% Value
Utilities   3.5% - continued
VoltaGrid, LLC
$ 710,000 7.375%,  11/1/2030
h
$ 737,101
Total 29,738,236
Total Long-Term Fixed Income
(cost $802,017,657) 802,115,776
Shares
Collateral Held for Securities
Loaned 6.5% Value
56,248,292 Thrivent Cash Management Trust 56,248,292
Total Collateral Held for
Securities Loaned
(cost $56,248,292) 56,248,292
Shares Preferred Stock 0.2% Value
Capital Goods   0.2%
21,904 Boeing Company, Convertible,
6.000% 1,474,139
Total 1,474,139
Total Preferred Stock
(cost $1,205,057) 1,474,139
Shares Common Stock 0.1% Value
Communications Services   0.1%
18,123 Altice Luxco 3
c,m
357,035
Total 357,035
Consumer Non-Cyclical <  0.1%
24,974 Modivcare Buyer, LLC
c,m
127,992
Total 127,992
Total Common Stock
(cost $453,236) 485,027
Shares or
Principal
Amount Short-Term Investments 3.7% Value
State Street Institutional U.S.
Government Money Market
Fund
31,972,657 3.585%
n
31,972,657
Total Short-Term Investments
(cost $31,972,657) 31,972,657
Total Investments (cost
$915,010,949) 105.8% $915,212,584
Other Assets and Liabilities, Net
(5.8%) (49,922,382)
Total Net Assets 100.0% $865,290,202
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $713,297,566 or 82.4%
of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2026.
k In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Non-income producing security.
n The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of June 30, 2026 was $19,821 or <0.1% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
June 30, 2026.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by High Yield Portfolio as of June 30,
2026:
Securities Lending Transactions
Long-Term Fixed Income $ 54,180,927
Total lending $54,180,927
Gross amount payable upon return of
collateral for securities loaned $56,248,292
Net amounts due to counterparty $2,067,365
Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 13,943,665
Gross unrealized depreciation (14,239,923)
Net unrealized appreciation (depreciation) $ (296,258)
Cost for federal income tax purposes $ 915,508,842

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,994,754 – 1,120,842 1,873,912
Capital Goods 3,868,650 – 3,868,650 –
Communications Services 5,403,432 – 5,403,432 –
Consumer Cyclical 2,682,794 – 2,682,794 –
Consumer Non-Cyclical 1,735,274 – 1,735,274 –
Financials 2,389,934 – 1,881,847 508,087
Technology 742,823 – 742,823 –
Transportation 3,099,032 – 3,099,032 –
Long-Term Fixed Income
Basic Materials 42,536,608 – 42,536,605 3
Capital Goods 90,027,843 – 90,027,843 –
Communications Services 94,591,263 – 94,591,263 –
Consumer Cyclical 145,369,654 – 145,369,654 –
Consumer Non-Cyclical 94,302,680 – 94,302,680 –
Energy 95,420,461 – 95,420,461 –
Financials 113,483,067 – 113,483,067 –
Technology 81,167,925 – 81,167,925 –
Transportation 15,478,039 – 15,478,039 –
Utilities 29,738,236 – 29,738,236 –
Preferred Stock
Capital Goods 1,474,139 1,474,139 – –
Common Stock
Communications Services 357,035 – – 357,035
Consumer Non-Cyclical 127,992 – – 127,992
Short-Term Investments 31,972,657 31,972,657 – –
Subtotal Investments in Securities $858,964,292 $33,446,796 $822,650,467 $2,867,029
Other Investments  * Total
Collateral Held for Securities Loaned 56,248,292
Subtotal Other Investments $56,248,292
Total Investments at Value $915,212,584
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $36,054 $142,574 $122,380 $56,248 56,248 6.5%
Total Collateral Held for Securities Loaned 36,054 56,248 6.5
Total Value $36,054 $56,248
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $150
Total Affiliated Income from Securities Loaned, Net $150
Total Value $– $– $–

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 94.6% Value
Basic Materials   1.9%
Anglo American Capital plc
$ 3,050,000 5.750%,  4/5/2034
a
$ 3,146,048
ArcelorMittal SA
3,700,000 5.375%,  5/19/2036 3,667,867
Eastman Chemical Company
3,050,000 5.000%,  8/1/2029
b
3,067,477
First Quantum Minerals, Ltd.
3,150,000 8.625%,  6/1/2031
a
3,279,649
FMC Corporation
1,400,000 8.450%,  11/1/2055
c
1,019,634
International Flavors & Fragrances,
Inc.
1,443,000 2.300%,  11/1/2030
a
1,301,790
LYB International Finance III, LLC
2,300,000 6.150%,  5/15/2035
b
2,357,200
1,650,000 3.375%,  10/1/2040 1,208,743
Smurfit Kappa Treasury, ULC
1,300,000 5.777%,  4/3/2054
b
1,296,227
1,800,000 5.438%,  4/3/2034 1,829,898
Smurfit Westrock Financing DAC
1,200,000 5.418%,  1/15/2035 1,214,488
Total 23,389,021
Capital Goods   5.2%
Amphenol Corporation
2,050,000 4.400%,  2/15/2033 1,993,288
Amrize Finance US, LLC
2,250,000 4.950%,  4/7/2030 2,264,868
BAE Systems plc
625,000 5.500%,  3/26/2054
a
617,014
1,550,000 3.400%,  4/15/2030
a
1,482,836
1,600,000 1.900%,  2/15/2031
a
1,413,183
Boeing Company
1,250,000 5.805%,  5/1/2050 1,234,957
1,825,000 6.858%,  5/1/2054 2,051,067
1,950,000 5.930%,  5/1/2060 1,918,168
900,000 6.528%,  5/1/2034 979,123
3,000,000 5.705%,  5/1/2040 3,050,537
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031
b
1,421,041
Caterpillar Financial Services
Corporation
1,950,000 4.500%,  5/15/2031 1,940,775
CNH Industrial Capital, LLC
2,150,000 4.550%,  4/10/2028 2,144,201
Eaton Corporation
750,000 4.800%,  3/6/2036
b
735,794
GE Vernova, Inc.
1,100,000 4.875%,  2/4/2036 1,082,684
General Electric Company
800,000 4.900%,  1/29/2036 798,916
GFL Environmental Holdings US,
Inc.
2,350,000 5.500%,  2/1/2034
a
2,298,508
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
a
3,806,479
Honeywell Aerospace, Inc.
800,000 5.732%,  3/16/2056
a
799,962
1,450,000 4.950%,  3/16/2036
a
1,427,860
Principal
Amount Long-Term Fixed Income  94.6% Value
Capital Goods   5.2% - continued
Howmet Aerospace, Inc.
$ 4,300,000 5.950%,  2/1/2037 $ 4,562,173
Lockheed Martin Corporation
2,300,000 5.000%,  8/15/2035 2,310,130
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,539,038
2,200,000 4.750%,  6/1/2043 2,004,950
Regal Rexnord Corporation
2,100,000 6.050%,  4/15/2028 2,144,222
1,800,000 6.300%,  2/15/2030 1,878,642
RTX Corporation
1,000,000 3.030%,  3/15/2052 645,302
1,150,000 6.400%,  3/15/2054 1,262,310
1,850,000 6.000%,  3/15/2031 1,952,199
1,150,000 6.100%,  3/15/2034 1,233,897
925,000 4.450%,  11/16/2038 859,956
Spirit AeroSystems, Inc.
5,150,000 4.600%,  6/15/2028 5,130,514
Waste Connections, Inc.
3,400,000 5.000%,  3/1/2034
b
3,401,667
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
a
1,537,596
Total 63,923,857
Collateralized Mortgage Obligations   2.4%
Aspire Mortgage Trust
2,518,129
5.057%,  1/25/2066, Ser.
2026-1, Class A2
a,d
2,489,865
BRAVO Residential Funding Trust
2,569,028
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,d
2,541,151
Cross Mortgage Trust
2,613,854
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,d
2,580,896
GCAT Trust
3,556,962
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
a,c
3,613,372
GMAC Mortgage Corporation
Loan Trust
78,474
4.263%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,e
35,114
J.P. Morgan Mortgage Trust
2,700,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
a,c
2,663,850
Morgan Stanley Residential
Mortgage Loan Trust
2,532,093
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,d
2,489,535
1,932,022
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,d
1,920,539
1,284,366
5.032%,  12/25/2070, Ser.
2026-NQM1, Class A2
a,d
1,265,354
PMT Loan Trust
4,150,421
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,c
4,216,242
2,600,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,c
2,613,657

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.6% Value
Collateralized Mortgage Obligations   2.4% -
continued
Sequoia Mortgage Trust
$ 3,600,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,c
$ 3,412,223
Total 29,841,798
Communications Services   5.5%
American Tower Corporation
1,500,000 5.350%,  3/15/2035 1,509,768
AppLovin Corporation
3,550,000 5.375%,  12/1/2031 3,599,517
AT&T, Inc.
1,850,000 6.000%,  4/30/2056 1,787,951
2,250,000 3.650%,  6/1/2051 1,529,807
3,087,000 2.550%,  12/1/2033 2,592,779
3,550,000 5.400%,  2/15/2034 3,598,778
1,700,000 4.500%,  5/15/2035 1,600,533
1,700,000 4.850%,  3/1/2039 1,578,719
1,700,000 4.500%,  3/9/2048 1,362,301
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,200,000 6.550%,  6/1/2034 1,225,026
1,700,000 6.384%,  10/23/2035 1,697,220
1,150,000 5.850%,  12/1/2035 1,113,083
1,350,000 6.484%,  10/23/2045 1,237,593
Comcast Corporation
1,700,000 5.300%,  6/1/2034 1,706,632
2,650,000 4.600%,  10/15/2038 2,394,034
Crown Castle, Inc.
2,650,000 5.100%,  5/1/2033 2,628,097
Meta Platforms, Inc.
2,250,000 4.950%,  5/15/2033 2,248,950
1,650,000 5.250%,  5/15/2036 1,638,354
Netflix, Inc.
1,800,000 4.875%,  6/15/2030
a
1,811,186
Orange SA
1,000,000 4.750%,  1/13/2033
a
981,030
Space Exploration Technologies
Corporation
4,050,000 5.650%,  7/15/2033
a
4,025,871
Sprint Capital Corporation
6,200,000 8.750%,  3/15/2032 7,303,406
T-Mobile USA, Inc.
3,500,000 5.700%,  1/15/2056 3,312,624
3,400,000 3.400%,  10/15/2052 2,228,885
1,550,000 3.000%,  2/15/2041 1,143,891
Verizon Communications, Inc.
1,600,000 4.000%,  3/22/2050 1,218,337
2,200,000 4.750%,  1/15/2033 2,165,816
2,350,000 5.250%,  4/2/2035 2,349,355
1,379,000 5.401%,  7/2/2037 1,375,297
2,700,000 3.400%,  3/22/2041 2,086,863
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
a
2,989,995
Total 68,041,698
Consumer Cyclical   5.4%
Amazon.com, Inc.
1,050,000 5.800%,  3/13/2056 1,043,301
Principal
Amount Long-Term Fixed Income  94.6% Value
Consumer Cyclical   5.4% - continued
$ 1,300,000 3.100%,  5/12/2051 $ 844,388
1,250,000 5.450%,  11/20/2055 1,181,870
1,450,000 4.875%,  3/13/2036 1,427,384
Carnival Corporation, Ltd.
1,700,000 5.750%,  8/1/2032
a
1,716,605
D.R. Horton, Inc.
2,700,000 5.000%,  10/15/2034 2,670,786
Daimler Truck Finance North
America, LLC
2,500,000 2.375%,  12/14/2028
a
2,366,751
Ford Motor Credit Company, LLC
1,350,000 5.850%,  5/17/2027 1,360,206
1,750,000 6.800%,  5/12/2028 1,799,961
General Motors Financial
Company, Inc.
2,800,000 5.750%,  2/8/2031 2,886,759
2,200,000 6.400%,  1/9/2033 2,337,125
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,238,345
Home Depot, Inc.
1,680,000 4.250%,  4/1/2046 1,403,175
Hyundai Capital America
1,350,000 6.375%,  4/8/2030
a
1,410,687
4,350,000 6.200%,  9/21/2030
a
4,540,088
1,250,000 5.000%,  4/7/2031
a
1,248,161
2,250,000 5.000%,  6/18/2031
a
2,246,456
Las Vegas Sands Corporation
1,350,000 6.000%,  8/15/2029 1,385,536
Lowe's Companies, Inc.
1,450,000 5.625%,  4/15/2053
b
1,396,544
3,000,000 2.625%,  4/1/2031 2,732,569
Marriott International, Inc./MD
1,900,000 4.625%,  6/15/2030 1,895,250
1,450,000 5.100%,  4/15/2032
b
1,466,005
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,836,487
Ralph Lauren Corporation
2,300,000 5.000%,  6/15/2032 2,323,909
Royal Caribbean Cruises, Ltd.
2,900,000 6.250%,  3/15/2032
a
2,964,081
Stellantis Financial Services US
Corporation
2,500,000 5.400%,  6/15/2029
a
2,491,161
Target Corporation
1,250,000 4.500%,  9/15/2034
b
1,214,455
Toll Brothers Finance Corporation
1,800,000 3.800%,  11/1/2029 1,747,568
Toyota Motor Credit Corporation
3,200,000 4.600%,  3/11/2033 3,138,068
2,600,000 5.350%,  1/9/2035 2,655,773
Uber Technologies, Inc.
1,700,000 5.350%,  9/15/2054
b
1,587,008
VICI Properties, LP/VICI Note
Company, Inc.
180,000 4.625%,  12/1/2029
a
176,676
Viking Cruises, Ltd.
3,150,000 5.875%,  10/15/2033
a
3,154,917
Walmart, Inc.
1,700,000 4.500%,  9/9/2052 1,473,375
Total 66,361,430

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.6% Value
Consumer Non-Cyclical   9.3%
Abbott Laboratories
$ 2,800,000 5.600%,  3/15/2066 $ 2,743,702
2,000,000 6.000%,  4/1/2039 2,142,376
AbbVie, Inc.
1,625,000 5.400%,  3/15/2054 1,561,561
1,400,000 5.600%,  3/15/2055 1,387,893
1,050,000 5.050%,  3/15/2034 1,061,327
2,100,000 4.550%,  3/15/2035 2,036,720
2,600,000 4.300%,  5/14/2036 2,454,700
Amgen, Inc.
3,250,000 5.650%,  3/2/2053 3,163,235
1,900,000 5.250%,  3/2/2033
b
1,933,425
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,710,000 4.700%,  2/1/2036 1,664,360
Anheuser-Busch InBev Worldwide,
Inc.
2,200,000 4.439%,  10/6/2048 1,863,875
BAT Capital Corporation
2,500,000 6.343%,  8/2/2030 2,642,734
1,150,000 5.834%,  2/20/2031 1,197,923
1,900,000 7.750%,  10/19/2032 2,165,409
Bristol-Myers Squibb Company
1,450,000 5.550%,  2/22/2054 1,416,032
Bunge, Ltd. Finance Corporation
2,000,000 5.250%,  4/21/2032 2,031,473
775,000 4.650%,  9/17/2034 748,181
Cargill, Inc.
1,150,000 5.375%,  10/23/2055
a
1,099,872
Cigna Group
2,400,000 4.875%,  9/15/2032 2,394,939
2,600,000 4.800%,  8/15/2038 2,464,038
Conagra Brands, Inc.
1,750,000 5.400%,  11/1/2048 1,541,218
Constellation Brands, Inc.
2,250,000 4.950%,  11/1/2035 2,189,222
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,150,000 4.750%,  1/15/2029
a
2,087,745
1,000,000 5.600%,  1/15/2031
a
972,732
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,360,945
2,150,000 5.550%,  6/1/2031 2,214,084
1,300,000 2.125%,  9/15/2031 1,136,618
2,250,000 5.050%,  3/25/2048 1,987,367
Eli Lilly & Company
1,600,000 5.100%,  2/9/2064 1,460,994
1,900,000 5.500%,  2/12/2055 1,888,217
HCA, Inc.
2,900,000 5.450%,  4/1/2031 2,963,103
2,350,000 5.500%,  3/1/2032 2,401,121
2,100,000 4.900%,  11/15/2035 2,033,754
Imperial Brands Finance plc
2,750,000 4.875%,  2/7/2032
a,f
2,732,538
2,350,000 5.625%,  7/1/2035
a
2,371,133
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
1,600,000 3.625%,  1/15/2032 1,481,721
3,150,000 5.625%,  3/10/2037
a
3,136,865
Principal
Amount Long-Term Fixed Income  94.6% Value
Consumer Non-Cyclical   9.3% - continued
Kenvue, Inc.
$ 1,100,000 5.000%,  3/22/2030 $ 1,113,251
Mars, Inc.
3,800,000 4.800%,  3/1/2030
a
3,811,319
700,000 5.650%,  5/1/2045
a
695,541
Mattel, Inc.
1,250,000 5.000%,  11/17/2030
b
1,245,780
Medline Borrower, LP
2,600,000 5.250%,  10/1/2029
a
2,584,112
Medtronic, Inc.
2,700,000 4.375%,  3/15/2035
b
2,594,399
Novartis Capital Corporation
2,000,000 5.700%,  3/18/2056
b
2,038,021
Pfizer, Inc.
1,100,000 4.500%,  11/15/2032 1,085,014
1,250,000 4.875%,  11/15/2035 1,235,710
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,804,602
1,850,000 5.125%,  2/13/2031
b
1,883,981
2,435,000 5.750%,  11/17/2032 2,550,304
3,000,000 5.250%,  2/13/2034 3,049,182
Roche Holdings, Inc.
2,800,000 2.607%,  12/13/2051
a
1,702,616
1,900,000 4.374%,  12/2/2032
a
1,863,085
1,550,000 4.985%,  3/8/2034
a
1,564,693
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
a
1,101,073
Takeda Pharmaceutical Company,
Ltd.
2,300,000 3.175%,  7/9/2050 1,530,878
2,100,000 5.300%,  7/5/2034 2,124,106
Tenet Healthcare Corporation
1,350,000 5.500%,  11/15/2032
a
1,342,380
Teva Pharmaceutical Finance
Netherlands III BV
4,400,000 4.100%,  10/1/2046 3,396,246
Unilever Capital Corporation
900,000 2.625%,  8/12/2051 555,186
Total 114,004,631
Energy   5.4%
Baker Hughes Holdings, LLC/
Baker Hughes Co-Obligor, Inc.
2,650,000 5.000%,  6/15/2036 2,591,964
BP Capital Markets America, Inc.
3,500,000 3.001%,  3/17/2052 2,228,472
Cheniere Energy Partners, LP
2,000,000 4.000%,  3/1/2031 1,924,107
1,150,000 5.950%,  6/30/2033 1,200,694
2,650,000 5.550%,  10/30/2035 2,691,866
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034 1,128,887
Columbia Pipelines Holding
Company, LLC
3,750,000 5.097%,  10/1/2031
a
3,753,584
Devon Energy Corporation
2,250,000 5.200%,  9/15/2034
b
2,252,306
2,200,000 4.750%,  5/15/2042 1,960,557
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 557,677
550,000 5.400%,  4/18/2034 557,883

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.6% Value
Energy   5.4% - continued
DT Midstream, Inc.
$ 2,500,000 4.300%,  4/15/2032
a
$ 2,387,580
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,542,557
Energy Transfer, LP
1,100,000 8.000%,  5/15/2054
c
1,167,710
1,500,000 6.500%,  11/15/2026
c,g
1,500,774
2,150,000 3.750%,  5/15/2030 2,070,445
1,100,000 5.550%,  5/15/2034 1,117,418
1,400,000 5.700%,  4/1/2035 1,436,868
Enterprise Products Operating,
LLC
1,350,000
6.897%,  (TSFR3M +
3.248%), 8/16/2077
c
1,350,358
EQT Corporation
1,500,000 7.500%,  6/1/2030 1,619,492
Kinder Morgan, Inc.
1,350,000 5.850%,  6/1/2035 1,411,300
MPLX, LP
2,300,000 5.000%,  1/15/2033 2,284,888
1,050,000 5.500%,  6/1/2034 1,061,553
Occidental Petroleum Corporation
2,700,000 6.450%,  9/15/2036 2,896,416
ONEOK, Inc.
2,700,000 6.350%,  1/15/2031 2,842,831
Ovintiv, Inc.
1,400,000 6.250%,  7/15/2033 1,472,730
South Bow USA Infrastructure
Holdings, LLC
1,925,000 5.026%,  10/1/2029 1,931,594
Targa Resources Corporation
1,100,000 6.125%,  3/15/2033 1,158,798
725,000 5.500%,  2/15/2035 731,806
TransCanada PipeLines, Ltd.
1,200,000 6.125%,  10/17/2056
b,c
1,213,303
1,250,000 4.625%,  3/1/2034 1,208,297
Venture Global LNG, Inc.
3,150,000 9.000%,  9/30/2029
a,c,g
3,075,393
Venture Global Plaquemines LNG,
LLC
800,000 6.500%,  1/15/2034
a
833,586
Western Midstream Operating, LP
2,700,000 6.150%,  4/1/2033 2,816,148
500,000 5.700%,  7/1/2036 500,900
Williams Companies, Inc.
1,700,000 7.500%,  1/15/2031 1,890,864
1,600,000 5.600%,  3/15/2035 1,632,536
2,000,000 4.850%,  3/1/2048 1,734,263
Total 65,738,405
Financials   33.8%
200 Park Funding Trust
1,200,000 5.740%,  2/15/2055
a
1,174,166
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3,425,000 6.950%,  3/10/2055
c
3,545,530
3,350,000 5.375%,  12/15/2031 3,409,305
1,400,000 3.400%,  10/29/2033 1,244,448
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
a
775,695
1,350,000 6.500%,  7/18/2028
a
1,389,647
Principal
Amount Long-Term Fixed Income  94.6% Value
Financials   33.8% - continued
Allianz SE
$ 150,000 6.550%,  10/30/2033
a,c,g
$ 152,091
1,000,000 6.500%,  10/30/2034
a,c,g
1,004,535
Ally Financial, Inc.
800,000 5.737%,  5/15/2029
c
811,022
1,250,000 8.000%,  11/1/2031 1,392,172
American Express Company
850,000 4.918%,  7/20/2033
c
849,532
2,000,000 5.284%,  7/26/2035
c
2,020,230
1,100,000 5.667%,  4/25/2036
c
1,139,302
3,200,000 5.412%,  2/8/2041
c
3,195,176
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,371,153
American International Group, Inc.
850,000 5.450%,  5/7/2035 866,882
Ameriprise Financial, Inc.
3,850,000 5.200%,  4/15/2035 3,835,101
ANZ Bank New Zealand, Ltd.
1,200,000 5.548%,  8/11/2032
a,c
1,206,976
1,500,000 5.898%,  7/10/2034
a,b,c
1,534,983
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,632,295
Apollo Debt Solutions BDC
3,800,000 5.200%,  12/8/2028
a
3,741,376
Ares Capital Corporation
1,800,000 2.875%,  6/15/2027 1,765,336
1,000,000 5.500%,  9/1/2030 987,686
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,985,819
Atlas Warehouse Lending
Company, LP
1,250,000 4.625%,  11/15/2028
a
1,233,178
Aviation Capital Group, LLC
1,550,000 5.125%,  4/10/2030
a
1,554,150
Avolon Holdings Funding, Ltd.
2,600,000 5.750%,  11/15/2029
a
2,658,332
2,300,000 4.900%,  10/10/2030
a
2,279,865
750,000 4.700%,  1/30/2031
a
736,653
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
a
913,216
Banco Santander SA
2,400,000 5.294%,  8/18/2027 2,418,004
2,200,000 4.867%,  4/15/2031 2,187,494
1,600,000 5.127%,  11/6/2035 1,568,708
1,450,000 7.250%,  12/3/2035
c,g
1,473,874
Bank of America Corporation
1,970,000 3.194%,  7/23/2030
c
1,882,828
1,650,000 6.250%,  7/26/2030
c,g
1,669,823
2,750,000 2.572%,  10/20/2032
c
2,447,742
2,800,000 4.571%,  4/27/2033
c
2,744,680
2,600,000 5.288%,  4/25/2034
c
2,634,644
1,600,000 5.468%,  1/23/2035
c
1,631,317
4,750,000 5.511%,  1/24/2036
c
4,850,519
6,000,000 2.482%,  9/21/2036
c
5,231,924
Bank of Montreal
3,150,000 5.511%,  6/4/2031 3,249,529
Bank of New York Mellon
Corporation
2,900,000 4.942%,  2/11/2031
c
2,924,686
Bank of Nova Scotia
3,900,000 6.875%,  10/27/2085
c
3,946,164

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.6% Value
Financials   33.8% - continued
$ 2,350,000 4.813%,  2/2/2034
c
$ 2,313,831
Barclays plc
1,150,000 9.625%,  12/15/2029
c,g
1,275,214
1,100,000 5.367%,  2/25/2031
c
1,115,462
1,600,000 2.645%,  6/24/2031
b,c
1,467,071
1,200,000 4.521%,  2/24/2032
c
1,172,143
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
a
753,750
1,500,000 5.400%,  6/3/2031
a
1,518,000
950,000 7.625%,  2/11/2035
a,c
979,450
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,542,901
950,000 4.250%,  1/15/2049 781,258
Blackstone Private Credit Fund
1,700,000 4.950%,  9/26/2027 1,692,540
Blackstone Reg Finance
Company, LLC
3,100,000 5.000%,  12/6/2034 3,048,472
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,183,368
2,300,000 5.350%,  4/13/2028 2,292,472
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,985,065
Blue Owl Technology Finance
Corporation
820,000 6.100%,  3/15/2028
b
817,314
BNP Paribas SA
1,550,000 4.792%,  5/9/2029
a,c
1,551,323
1,900,000 5.497%,  5/20/2030
a,c
1,934,116
1,450,000 6.875%,  12/15/2033
a,b,c,g
1,449,193
BPCE SA
2,250,000 5.876%,  1/14/2031
a,c
2,311,562
1,650,000 6.508%,  1/18/2035
a,c
1,716,416
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,441,109
Brookfield Asset Management,
Ltd.
600,000 6.077%,  9/15/2055 602,489
Capital One Financial Corporation
3,900,000 6.312%,  6/8/2029
c
4,010,315
2,150,000 4.722%,  1/30/2032
c
2,121,047
1,875,000 5.197%,  9/11/2036
c
1,825,214
Capital One NA
2,490,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
2,538,407
Charles Schwab Corporation
1,550,000 4.000%,  12/1/2030
c,g
1,454,425
3,600,000 4.914%,  11/14/2036
c
3,512,726
Citadel Finance, LLC
1,000,000 5.150%,  2/14/2031
a
976,438
Citadel Securities Global Holdings,
LLC
500,000 5.125%,  1/27/2032
a
494,016
250,000 6.200%,  6/18/2035
a
255,477
Citigroup, Inc.
1,450,000 5.174%,  2/13/2030
c
1,465,470
2,150,000 6.950%,  2/15/2030
c,g
2,199,504
3,900,000 3.057%,  1/25/2033
c
3,533,255
Principal
Amount Long-Term Fixed Income  94.6% Value
Financials   33.8% - continued
$ 2,350,000 5.449%,  6/11/2035
c
$ 2,390,028
3,350,000 6.020%,  1/24/2036
c
3,450,529
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
c
1,639,921
1,425,000 5.718%,  7/23/2032
b,c
1,462,598
COPT Defense Properties, LP
1,000,000 4.500%,  10/15/2030 985,331
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,014,366
Credit Agricole SA
2,300,000 7.125%,  9/23/2035
a,c,g
2,369,573
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,h
588,000
2,500,000 7.250%,  N/A
*,h
600,000
1,950,000 7.500%,  N/A
*,h
468,000
Deutsche Bank AG/New York, NY
2,650,000 5.373%,  1/10/2029
c
2,675,876
2,550,000 4.999%,  9/11/2030
c
2,559,816
EPR Properties
1,726,000 4.950%,  4/15/2028 1,725,822
1,800,000 4.750%,  11/15/2030 1,761,703
Fifth Third Bancorp
1,550,000 4.895%,  9/6/2030
b,c
1,552,298
3,750,000 4.566%,  4/29/2032
c
3,681,635
First Citizens BancShares, Inc./NC
2,000,000 5.600%,  9/5/2035
c
1,963,753
First-Citizens Bank & Trust
Company
3,600,000 6.125%,  3/9/2028 3,667,309
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027
b
958,128
Goldman Sachs Group, Inc.
5,050,000 5.207%,  1/28/2031
c
5,104,403
2,250,000 4.369%,  10/21/2031
c
2,200,582
3,450,000 3.102%,  2/24/2033
c
3,124,799
2,450,000 5.536%,  1/28/2036
c
2,488,176
850,000 5.065%,  1/21/2037
c
829,898
Goldman Sachs Private Credit
Corporation
2,900,000 5.050%,  2/23/2028 2,884,316
HA Sustainable Infrastructure
Capital, Inc.
2,250,000 5.950%,  7/15/2033
a
2,259,576
Healthcare Realty Holdings, LP
3,250,000 2.000%,  3/15/2031 2,838,885
Highwoods Realty, LP
1,050,000 4.125%,  3/15/2028 1,034,382
2,100,000 4.200%,  4/15/2029 2,054,190
900,000 5.350%,  1/15/2033 895,022
HSBC Holdings plc
550,000 6.750%,  11/18/2032
b,c,g
553,690
1,350,000 5.133%,  11/6/2036
c
1,328,699
1,200,000 5.279%,  3/10/2037
c
1,186,046
Huntington Bancshares, Inc./OH
2,500,000 5.709%,  2/2/2035
c
2,557,679
Invitation Homes Operating
Partnership, LP
1,250,000 5.450%,  8/15/2030 1,270,747
Jane Street Group/JSG Finance,
Inc.
3,400,000 6.750%,  5/1/2033
a
3,496,446

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.6% Value
Financials   33.8% - continued
JPMorgan Chase & Company
$ 2,700,000 6.875%,  6/1/2029
b,c,g
$ 2,828,417
2,100,000 4.995%,  7/22/2030
c
2,114,219
1,200,000 2.956%,  5/13/2031
c
1,120,414
2,550,000 4.586%,  4/26/2033
b,c
2,510,793
2,550,000 4.912%,  7/25/2033
c
2,546,958
2,000,000 5.717%,  9/14/2033
c
2,064,116
900,000 5.336%,  1/23/2035
c
913,436
2,600,000 5.766%,  4/22/2035
c
2,704,296
3,100,000 4.946%,  10/22/2035
c
3,058,848
3,800,000 4.810%,  10/22/2036
c
3,694,525
4,000,000 5.193%,  2/5/2037
c
3,934,026
KeyCorp
1,850,000 6.401%,  3/6/2035
c
1,969,051
Kilroy Realty, LP
1,550,000 4.250%,  8/15/2029 1,504,454
900,000 6.250%,  1/15/2036 913,421
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
2,250,000 4.750%,  6/15/2029
a
2,198,903
Lloyds Banking Group plc
3,300,000 4.241%,  2/10/2030
c
3,257,944
750,000 6.068%,  6/13/2036
c
772,827
LPL Holdings, Inc.
1,100,000 5.150%,  6/15/2030 1,103,484
2,900,000 4.375%,  5/15/2031
a
2,787,148
1,350,000 5.650%,  3/15/2035 1,341,666
Macquarie AirFinance Holdings,
Ltd.
1,350,000 5.200%,  3/27/2028
a
1,353,969
925,000 6.400%,  3/26/2029
a
952,146
375,000 6.500%,  3/26/2031
a
391,888
MetLife, Inc.
1,600,000 6.350%,  3/15/2055
c
1,639,862
Mitsubishi UFJ Financial Group,
Inc.
1,800,000 5.159%,  4/24/2031
c
1,818,827
2,750,000 5.133%,  7/20/2033
c
2,762,769
Mizuho Financial Group, Inc.
1,200,000 5.098%,  5/13/2031
c
1,209,434
1,100,000 1.979%,  9/8/2031
c
978,909
Morgan Stanley
2,150,000 5.656%,  4/18/2030
c
2,196,246
2,500,000 5.230%,  1/15/2031
c
2,528,198
2,600,000 3.622%,  4/1/2031
c
2,489,940
2,800,000 5.192%,  4/17/2031
c
2,829,499
2,350,000 1.794%,  2/13/2032
b,c
2,044,304
1,750,000 2.943%,  1/21/2033
c
1,573,584
1,050,000 4.889%,  7/20/2033
c
1,042,026
3,600,000 6.342%,  10/18/2033
c
3,837,926
2,600,000 5.250%,  4/21/2034
c
2,616,368
1,400,000 6.627%,  11/1/2034
c
1,519,232
1,600,000 5.466%,  1/18/2035
c
1,624,292
1,650,000 5.587%,  1/18/2036
c
1,684,783
800,000 5.664%,  4/17/2036
c
821,273
1,250,000 5.314%,  1/18/2041
c
1,218,225
Nationwide Building Society
2,300,000 6.557%,  10/18/2027
a,c
2,313,048
Nationwide Mutual Insurance
Company
1,725,000 4.350%,  4/30/2050
a
1,320,108
Principal
Amount Long-Term Fixed Income  94.6% Value
Financials   33.8% - continued
NatWest Group plc
$ 3,650,000 5.115%,  5/23/2031
c
$ 3,671,344
2,850,000 3.032%,  11/28/2035
c
2,613,815
New York Life Insurance Company
1,800,000 3.750%,  5/15/2050
a
1,328,970
Nippon Life Insurance Company
1,750,000 6.500%,  4/30/2055
a,c
1,835,026
Omega Healthcare Investors, Inc.
1,625,000 3.625%,  10/1/2029 1,558,575
1,700,000 5.200%,  7/1/2030 1,708,285
Phillips Edison Grocery Center
Operating Partnership I, LP
2,550,000 5.250%,  8/15/2032 2,578,338
Pinnacle Financial Partners, Inc.
1,250,000 5.596%,  5/19/2032
c
1,253,997
PNC Financial Services Group,
Inc.
2,300,000 5.222%,  1/29/2031
c
2,337,274
3,000,000 5.068%,  1/24/2034
c
3,002,507
2,100,000 6.875%,  10/20/2034
c
2,318,456
1,050,000 5.373%,  7/21/2036
c
1,059,690
Regency Centers, LP
2,250,000 3.700%,  6/15/2030 2,170,747
750,000 5.250%,  1/15/2034 760,504
1,700,000 5.100%,  1/15/2035 1,699,919
Regions Financial Corporation
1,400,000 5.722%,  6/6/2030
b,c
1,436,845
1,400,000 5.502%,  9/6/2035
c
1,416,463
RGA Global Funding
4,000,000 6.000%,  11/21/2028
a,b
4,105,267
1,100,000 5.500%,  1/11/2031
a
1,126,292
Royal Bank of Canada
1,600,000 6.750%,  8/24/2085
c
1,627,472
Societe Generale SA
1,600,000 4.450%,  4/12/2030
a,c
1,579,120
2,900,000 5.512%,  5/22/2031
a,b,c
2,946,026
1,050,000 6.100%,  4/13/2033
a,c
1,091,044
Sumisho Air Lease Corporation
3,100,000 8.256%,  9/15/2026
c,g
3,115,081
1,500,000 3.000%,  2/1/2030 1,403,895
Sumitomo Mitsui Financial Group,
Inc.
2,850,000 5.808%,  9/14/2033
b
2,972,966
Teachers Insurance & Annuity
Association of America
2,850,000 6.050%,  6/15/2056
a
2,875,714
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
c
1,755,028
Truist Financial Corporation
1,350,000 5.435%,  1/24/2030
c
1,372,523
4,300,000 5.071%,  5/20/2031
c
4,340,097
2,200,000 4.597%,  1/27/2032
c
2,169,603
U.S. Bancorp
1,100,000 5.384%,  1/23/2030
c
1,118,692
2,350,000 5.046%,  2/12/2031
c
2,372,455
1,000,000 5.678%,  1/23/2035
c
1,032,494
UBS Group AG
250,000 3.091%,  5/14/2032
a,c
229,439
2,600,000 6.875%,  6/5/2032
a,c,g
2,607,416
1,250,000 7.000%,  1/8/2036
a,c,g
1,263,735

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.6% Value
Financials   33.8% - continued
UnitedHealth Group, Inc.
$ 1,450,000 5.875%,  2/15/2053 $ 1,457,799
2,100,000 4.950%,  5/15/2062 1,797,583
740,000 4.750%,  7/15/2045 657,626
1,975,000 4.450%,  12/15/2048 1,648,159
Unum Group
2,350,000 4.046%,  8/15/2041
a
1,901,066
Ventas Realty, LP
1,150,000 5.100%,  7/15/2032 1,157,352
3,800,000 5.000%,  1/15/2035 3,745,763
Wells Fargo & Company
1,850,000 5.198%,  1/23/2030
c
1,870,793
2,450,000 5.244%,  1/24/2031
c
2,483,466
2,400,000 5.150%,  4/23/2031
c
2,425,192
2,800,000 4.897%,  7/25/2033
c
2,782,232
2,100,000 6.491%,  10/23/2034
c
2,266,616
1,800,000 4.892%,  9/15/2036
b,c
1,756,101
Western Alliance Bank
1,500,000 6.537%,  11/15/2035
c
1,489,560
Zions Bancorp NA
2,050,000 4.483%,  2/9/2029
c
2,032,570
Total 413,653,617
Foreign Government   0.8%
Dominican Republic Government
International Bond
2,450,000 6.000%,  7/19/2028
a
2,479,645
2,125,000 6.000%,  2/22/2033
a
2,138,812
Equinor ASA
2,500,000 4.750%,  11/14/2035 2,434,414
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,965,132
Total 10,018,003
Mortgage-Backed Securities   0.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,085,139 5.500%,  5/1/2055 8,191,532
Total 8,191,532
Technology   8.3%
Accenture Capital, Inc.
775,000 4.500%,  10/4/2034 743,206
Alphabet, Inc.
750,000 5.650%,  2/15/2056 740,035
4,250,000 5.300%,  5/15/2065 3,897,671
2,700,000 5.500%,  2/15/2046 2,659,889
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,158,560
1,750,000 3.950%,  8/8/2052 1,352,205
1,420,000 3.750%,  9/12/2047 1,089,079
Beacon Point DC, LLC
1,750,000 6.129%,  11/30/2042
a
1,765,030
Block, Inc.
650,000 5.625%,  8/15/2030
a
651,626
1,900,000 6.000%,  8/15/2033
a
1,913,119
Broadcom, Inc.
2,350,000 3.137%,  11/15/2035
a
1,996,232
2,050,000 3.187%,  11/15/2036
a
1,717,604
Principal
Amount Long-Term Fixed Income  94.6% Value
Technology   8.3% - continued
$ 2,200,000 4.926%,  5/15/2037
a,b
$ 2,142,737
2,250,000 4.900%,  2/15/2038 2,173,527
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,416,575
Dell International, LLC/EMC
Corporation
2,575,000 4.850%,  2/1/2035
b
2,512,689
Equinix Europe 2 Financing
Corporation, LLC
2,800,000 5.500%,  6/15/2034 2,838,845
Fidelity National Information
Services, Inc.
1,550,000 4.800%,  3/10/2031 1,533,053
Fiserv, Inc.
1,750,000 2.650%,  6/1/2030 1,599,957
3,000,000 5.600%,  3/2/2033 3,031,627
2,200,000 5.150%,  8/12/2034 2,136,480
Foundry JV Holdco, LLC
2,900,000 6.150%,  1/25/2032
a
3,041,808
3,300,000 5.900%,  1/25/2033
a
3,439,426
2,250,000 5.875%,  1/25/2034
a
2,286,120
Global Payments, Inc.
1,200,000 5.400%,  8/15/2032 1,195,311
Hewlett Packard Enterprise
Company
2,025,000 5.000%,  10/15/2034 1,983,933
HUT 8 DC, LLC
1,350,000 6.192%,  11/15/2042
a
1,367,391
Intel Corporation
800,000 5.000%,  8/15/2033 793,879
800,000 5.300%,  5/15/2036 795,998
Mastercard, Inc.
1,000,000 4.850%,  3/9/2033
b
1,007,980
1,800,000 4.550%,  1/15/2035
b
1,754,320
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029
b
1,108,528
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,180,693
NVIDIA Corporation
500,000 5.625%,  6/15/2056 496,303
2,650,000 5.550%,  6/15/2046 2,630,315
Oracle Corporation
1,500,000 6.700%,  2/4/2056 1,411,816
1,800,000 6.850%,  2/4/2066 1,675,418
1,700,000 5.550%,  2/6/2053 1,369,369
3,760,000 3.950%,  3/25/2051 2,405,581
2,100,000 4.800%,  9/26/2032 1,998,174
2,150,000 5.350%,  5/4/2033 2,088,452
2,150,000 6.550%,  2/4/2046 2,026,778
4,250,000 4.000%,  7/15/2046 2,866,641
Paychex, Inc.
2,350,000 5.350%,  4/15/2032 2,377,997
Roper Technologies, Inc.
2,700,000 4.900%,  10/15/2034 2,609,519
2,300,000 5.100%,  9/15/2035 2,234,461
Salesforce, Inc.
2,650,000 4.900%,  9/15/2031 2,644,092
Sony Group Corporation
3,700,000 5.089%,  6/30/2036 3,699,849
Synopsys, Inc.
1,800,000 5.000%,  4/1/2032 1,803,156

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.6% Value
Technology   8.3% - continued
$ 2,500,000 5.150%,  4/1/2035 $ 2,485,713
Texas Instruments, Inc.
2,400,000 5.000%,  3/14/2053 2,192,612
VeriSign, Inc.
1,750,000 5.250%,  6/1/2032 1,759,905
VMware, LLC
1,850,000 2.200%,  8/15/2031 1,629,232
Total 101,430,516
Transportation   1.6%
Air Canada
1,600,000 3.875%,  8/15/2026
a,b
1,597,989
Burlington Northern Santa Fe, LLC
1,250,000 4.700%,  9/1/2045 1,116,191
Canadian Pacific Railway
Company
2,957,000 4.700%,  5/1/2048 2,593,800
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,583,334 4.750%,  10/20/2028
a
2,581,107
ERAC USA Finance, LLC
2,530,000 4.200%,  11/1/2046
a
2,072,730
FedEx Corporation
1,750,000 3.250%,  5/15/2041 1,372,913
FedEx Freight Holding Company,
Inc.
2,200,000 5.250%,  3/15/2036
a
2,142,832
United Airlines Holdings, Inc.
2,400,000 5.375%,  3/1/2031 2,382,763
United Airlines Pass Through Trust
665,563 3.750%,  9/3/2026 665,132
United Airlines, Inc.
3,000,000 4.625%,  4/15/2029
a
2,958,408
Total 19,483,865
U.S. Government & Agencies   4.4%
Tennessee Valley Authority
2,250,000 5.250%,  2/1/2055 2,209,459
U.S. Treasury Bonds
4,900,000 5.000%,  5/15/2056 4,952,063
13,650,000 4.625%,  11/15/2055 12,986,695
7,500,000 4.375%,  8/15/2043 7,052,344
2,250,000 5.000%,  5/15/2045 2,269,160
5,500,000 4.625%,  2/15/2046 5,279,141
U.S. Treasury Notes
3,000,000 3.500%,  2/28/2031 2,911,992
10,500,000 4.125%,  3/31/2032 10,432,324
6,000,000 4.125%,  2/15/2036 5,853,750
Total 53,946,928
Utilities   9.9%
AES Corporation
2,950,000 7.600%,  1/15/2055
c
3,020,437
Algonquin Power & Utilities
Corporation
2,800,000 4.750%,  1/18/2082
c
2,772,793
American Electric Power
Company, Inc.
1,850,000 6.050%,  3/15/2056
c
1,839,594
2,075,000 7.050%,  12/15/2054
c
2,157,739
Principal
Amount Long-Term Fixed Income  94.6% Value
Utilities   9.9% - continued
$ 1,250,000 5.625%,  3/1/2033 $ 1,295,198
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,195,837
3,650,000 5.200%,  4/1/2036 3,648,198
Arizona Public Service Company
2,050,000 5.550%,  8/1/2033 2,105,374
Berkshire Hathaway Energy
Company
1,325,000 4.450%,  1/15/2049 1,089,182
CenterPoint Energy, Inc.
1,275,000 7.000%,  2/15/2055
c
1,320,682
2,000,000 6.700%,  5/15/2055
c
2,057,860
Commonwealth Edison Company
1,050,000 5.650%,  6/1/2054 1,035,740
Consolidated Edison Company of
New York, Inc.
1,876,000 3.850%,  6/15/2046 1,450,978
2,250,000 4.125%,  5/15/2049 1,777,467
Constellation Energy Generation,
LLC
800,000 5.875%,  1/15/2066 781,676
2,100,000 5.800%,  3/1/2033 2,191,694
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
c
1,601,632
2,250,000 6.000%,  2/15/2056
c
2,259,961
2,300,000 6.150%,  12/15/2056
c
2,306,983
1,000,000 4.350%,  1/15/2027
c,g
994,815
DTE Energy Company
2,350,000 5.200%,  4/1/2030
b
2,383,836
1,550,000 5.850%,  6/1/2034 1,616,669
Duke Energy Corporation
2,450,000 3.250%,  1/15/2082
c
2,414,571
1,750,000 3.500%,  6/15/2051 1,193,328
1,850,000 5.800%,  6/15/2054 1,802,769
3,000,000 5.000%,  8/15/2052 2,610,693
1,500,000 6.450%,  9/1/2054
b,c
1,557,606
1,700,000 3.750%,  9/1/2046 1,270,706
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,378,419
2,850,000 5.875%,  3/15/2055 2,821,297
FirstEnergy Corporation
2,050,000 4.850%,  7/15/2047 1,781,536
FirstEnergy Transmission, LLC
4,800,000 4.750%,  1/15/2033 4,705,126
1,650,000 5.450%,  7/15/2044
a
1,576,336
Florida Power & Light Company
650,000 5.300%,  6/15/2034 663,206
Georgia Power Company
800,000 5.250%,  3/15/2034 812,515
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053
b
982,393
Kentucky Utilities Company
500,000 5.850%,  8/15/2055 502,029
MidAmerican Energy Company
3,800,000 5.500%,  11/15/2056 3,653,952
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,337,390
Nevada Power Company
825,000 6.000%,  3/15/2054 835,939

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  94.6% Value
Utilities   9.9% - continued
NextEra Energy Capital Holdings,
Inc.
$ 2,050,000 6.750%,  6/15/2054
c
$ 2,135,153
1,900,000 6.625%,  10/1/2066
c
1,929,254
1,650,000 5.300%,  3/15/2032 1,680,260
Niagara Mohawk Power
Corporation
2,050,000 5.996%,  7/3/2055
a
2,038,474
NiSource, Inc.
2,350,000 5.850%,  4/1/2055 2,330,258
1,250,000 5.750%,  7/15/2056
b,c
1,248,190
750,000 5.350%,  7/15/2035 756,180
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,350,456
Pacific Gas and Electric Company
3,300,000 4.550%,  7/1/2030 3,249,398
2,800,000 5.600%,  8/15/2036 2,800,896
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,340,448
Public Service Company of
Colorado
1,300,000 4.500%,  6/1/2052 1,070,652
Public Service Enterprise Group,
Inc.
1,350,000 5.400%,  3/15/2035 1,365,856
Sempra
2,750,000 6.400%,  10/1/2054
c
2,764,732
3,700,000 5.250%,  3/15/2036 3,651,406
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,603,137
Southern Company
2,000,000 5.700%,  10/15/2032 2,079,360
1,150,000 3.750%,  9/15/2051
c
1,146,074
Southern Company Gas Capital
Corporation
2,550,000 4.950%,  9/15/2034 2,518,576
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 965,980
1,700,000 5.000%,  1/15/2034 1,697,108
Vistra Operations Company, LLC
1,450,000 5.050%,  12/30/2026
a
1,450,967
3,000,000 4.375%,  5/1/2029
a
2,947,441
750,000 4.700%,  1/31/2031
a
734,986
1,300,000 5.250%,  4/30/2033
a
1,290,379
Xcel Energy, Inc.
900,000 5.750%,  12/3/2056
c
889,437
1,600,000 5.600%,  4/15/2035 1,630,076
Total 121,469,290
Total Long-Term Fixed Income
(cost $1,184,635,981) 1,159,494,591
Shares
Collateral Held for Securities
Loaned 3.0% Value
36,308,748 Thrivent Cash Management Trust 36,308,748
Total Collateral Held for
Securities Loaned
(cost $36,308,748) 36,308,748
Shares Preferred Stock 0.3% Value
Capital Goods   0.3%
60,000 Boeing Company, Convertible,
6.000% $ 4,038,000
Total 4,038,000
Total Preferred Stock
(cost $3,154,394) 4,038,000
Shares Common Stock < 0.1% Value
Financials <  0.1%
2,602 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments 3.6% Value
Federal Home Loan Bank Discount
Notes
200,000 3.600%, 7/15/2026
k,l
199,699
300,000 3.620%, 7/24/2026
k,l
299,278
100,000 3.613%, 8/21/2026
k,l
99,471
400,000 3.628%, 9/4/2026
k,l
397,298
100,000 3.660%, 9/11/2026
k,l
99,253
200,000 3.685%, 9/18/2026
k,l
198,362
State Street Institutional U.S.
Government Money Market
Fund
42,061,793 3.585%
k
42,061,794
Total Short-Term Investments
(cost $43,355,338) 43,355,155
Total Investments (cost
$1,267,454,461) 101.5% $1,243,196,494
Other Assets and Liabilities, Net
(1.5%) (17,869,727)
Total Net Assets 100.0% $1,225,326,767
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $243,114,844 or 19.8%
of total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

h Defaulted security.  Interest is not being accrued.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of June 30, 2026 was $1,656,000 or 0.14% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,950,000
Credit Suisse Group AG  5/17/2021 2,765,679
Credit Suisse Group AG  8/4/2020 2,450,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Income Portfolio as of June 30,
2026:
Securities Lending Transactions
Long-Term Fixed Income $ 35,051,055
Total lending $35,051,055
Gross amount payable upon return of
collateral for securities loaned $36,308,748
Net amounts due to counterparty $1,257,693
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 13,960,306
Gross unrealized depreciation (37,595,335)
Net unrealized appreciation (depreciation) $ (23,635,029)
Cost for federal income tax purposes $ 1,267,330,692

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 23,389,021 – 23,389,021 –
Capital Goods 63,923,857 – 63,923,857 –
Collateralized Mortgage Obligations 29,841,798 – 29,841,798 –
Communications Services 68,041,698 – 68,041,698 –
Consumer Cyclical 66,361,430 – 66,361,430 –
Consumer Non-Cyclical 114,004,631 – 114,004,631 –
Energy 65,738,405 – 65,738,405 –
Financials 413,653,617 – 413,653,617 –
Foreign Government 10,018,003 – 10,018,003 –
Mortgage-Backed Securities 8,191,532 – 8,191,532 –
Technology 101,430,516 – 101,430,516 –
Transportation 19,483,865 – 19,483,865 –
U.S. Government & Agencies 53,946,928 – 53,946,928 –
Utilities 121,469,290 – 121,469,290 –
Preferred Stock
Capital Goods 4,038,000 4,038,000 – –
Common Stock
Financials @ 0 – – 0
Short-Term Investments 43,355,155 42,061,794 1,293,361 –
Subtotal Investments in Securities $1,206,887,746 $46,099,794 $1,160,787,952 $0
Other Investments  * Total
Collateral Held for Securities Loaned 36,308,748
Subtotal Other Investments $36,308,748
Total Investments at Value $1,243,196,494
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at $<1.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 499,169 499,169 – –
Total Asset Derivatives $499,169 $499,169 $– $–

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $1,293,361 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 200 September 2026 $ 21,335,680 $ 73,696
CBOT U.S. Long Bond 75 September 2026 8,302,361 210,139
Ultra 10-Yr. U.S. Treasury Note 150 September 2026 16,654,979 215,334
Total Futures Long Contracts $ 46,293,020 $ 499,169
Total Futures Contracts $ 46,293,020 $499,169
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 499,169
Total Interest Rate Contracts 499,169
Total Asset Derivatives $499,169
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts ($1,010,077)
Total Interest Rate Contracts
(1,010,077)
Total ($1,010,077)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $725,112
Total Interest Rate Contracts 725,112
Total $725,112
The following table presents Income Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $46,111,614

Income Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $6,740 $120,027 $90,458 $36,309 36,309 3.0%
Total Collateral Held for Securities Loaned 6,740 36,309 3.0
Total Value $6,740 $36,309
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $– $– $–

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 94.7% Value
Australia 3.9%
36,279 4DMedical, Ltd.
a
$ 114,990
116,536 Alkane Resources, Ltd.
a
112,255
37,971 Ampol, Ltd. 859,485
14,986 Ansell, Ltd. 329,042
89,965 ANZ Group Holdings, Ltd. 2,195,536
1,191,932 Aurizon Holdings, Ltd. 3,447,659
30,981 Austal, Ltd.
a
86,963
7,574 Bank of Queensland, Ltd. 33,084
11,263 Bendigo and Adelaide Bank, Ltd. 82,306
400,596 BHP Group, Ltd. 16,693,976
14,865 BlueScope Steel, Ltd. 328,781
76,181 Brambles, Ltd. 1,028,600
41,726 Challenger, Ltd. 289,148
46,598 Champion Iron, Ltd. 127,275
90,643 Charter Hall Retail REIT 245,625
42,933 Codan, Ltd. 1,318,340
58,452 Commonwealth Bank of Australia 6,661,422
41,311 Deterra Royalties, Ltd. 134,998
102,806 Dexus Industria REIT 173,310
107,612 DEXUS Property Group 401,946
25,412 Dicker Data, Ltd. 221,746
112,256 Downer EDI, Ltd. 625,631
257,466 Dyno Nobel, Ltd. 698,570
14,600 Genesis Minerals, Ltd.
a
53,640
291,061 GPT Group 982,312
113,682 Greatland Resources, Ltd.
a
911,088
33,484 Harvey Norman Holdings, Ltd. 111,818
44,191 Helia Group, Ltd. 169,448
246,225 HomeCo Daily Needs REIT 218,116
1,248 JB Hi-Fi, Ltd. 69,393
28,579 Karoon Gas Australia, Ltd. 28,558
158,745 Liontown, Ltd.
a
187,128
2,489 Macquarie Group, Ltd. 432,697
2,016 Macquarie Technology Group, Ltd.
a
98,050
20,959 Magellan Financial Group, Ltd. 140,924
16,216 Mineral Resources, Ltd.
a
702,224
91,004 National Australia Bank, Ltd. 2,389,648
15,744 NEXTDC, Ltd.
a
159,501
259,977 Nickel Industries, Ltd.
a
172,272
153,478 NRW Holdings, Ltd. 795,323
69,432 Nufarm, Ltd.
a
130,436
275,310 Orica, Ltd. 4,514,985
290,745 Perenti, Ltd. 456,308
105,893 Perseus Mining, Ltd. 357,794
170,724 PLS Group, Ltd.
a
598,257
321,156 QBE Insurance Group, Ltd. 5,586,539
6,932 Ramsay Health Care, Ltd. 211,016
181,404 Region Group 292,429
220,125 Regis Resources, Ltd. 932,899
314,909 Resolute Mining, Ltd.
a
209,718
62,956 Rio Tinto, Ltd. 7,574,834
10,472 Sandfire Resources, Ltd.
a
140,704
28,696 SmartGroup Corporation, Ltd. 254,109
26,676 South32, Ltd. 72,436
53,932 SRG Global, Ltd. 148,843
124,929 Stanmore Resources, Ltd. 202,192
293,906 Tabcorp Holdings, Ltd. 169,958
4,895 Technology One, Ltd. 100,421
1,321,846 Telstra Corporation, Ltd. 4,635,531
66,569 TUAS, Ltd.
a
104,565
195,182 Ventia Services Group, Pty. Ltd. 837,284
77,736 Virgin Australia Holdings, Ltd.
a
165,902
293,867 Waypoint REIT, Ltd. 494,028
71,304 Westgold Resources, Ltd. 236,553
102,492 Westpac Banking Corporation 2,497,279
Shares Common Stock  94.7% Value
Australia 3.9%- continued
24,897 Whitehaven Coal, Ltd. $ 131,996
21,584 Worley, Ltd. 165,824
Total 75,055,668
Austria 0.2%
11,535 ams OSRAM AG
a
250,166
15,665 Erste Group Bank AG 2,096,564
2,982 Lenzing AG
a
82,714
6,731 Porr AG 340,584
12,437 Voestalpine AG 580,934
2,283 Wienerberger AG 58,990
Total 3,409,952
Belgium 0.9%
11,628 Ackermans & van Haaren NV 3,801,205
2,378 Aedifica SA 191,681
24,458 Ageas SA NV 1,956,896
96,877 Anheuser-Busch InBev SA/NV 8,004,900
6,772 Barco NV 65,098
5,572 Bekaert SA 249,025
4,198 CMB Tech NV 59,478
513 Deme Group NV 102,754
4,474 Fagron NV 123,287
7,287 Lakefront Biotherapeutics NV
a
218,068
5,447 UCB SA 1,630,669
19,065 Umicore SA 442,299
Total 16,845,360
Bermuda 0.2%
253,703 AutoStore Holdings, Ltd.
a,b
317,830
18,381 Conduit Holdings, Ltd. 115,081
2,583 Credicorp, Ltd. 1,006,285
39,654 Hiscox, Ltd. 971,645
17,100 Jardine Matheson Holdings, Ltd. 1,054,518
51,000 Orient Overseas International, Ltd. 794,867
20,000 Yue Yuen Industrial Holdings, Ltd. 31,296
Total 4,291,522
Brazil 1.0%
62,100 Allos SA 336,706
101,400 Alupar Investimento SA 633,075
63,500 Ambev SA 200,256
27,601 Axia Energia SA ADR 291,467
67,200 Banco ABC Brasil SA 308,253
2,259 Banco ABC Brasil SA, Rights
a,c
1,964
301,911 Banco Bradesco SA ADR 1,047,631
176,800 Banco do Brasil SA 683,254
430,100 Banco do Estado do Rio Grande
do Sul SA 1,158,920
18,600 BB Seguridade Participacoes SA 140,807
1,623,760 Cogna Educacao SA 704,574
97,125 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 561,382
117,717 Companhia Energetica de Minas
Gerais ADR 247,206
1,612 Companhia Paranaense de Energia
- COPEL ADR 18,780
3,000 CPFL Energia SA 25,959
110,044 Cury Construtora e Incorporadora
SA 749,074
11,300 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 50,039

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Brazil 1.0%- continued
230,500 Direcional Engenharia SA $ 621,537
78,500 Itau Unibanco Holding SA 673,187
384,161 Itau Unibanco Holding SA ADR 3,138,596
287,600 JHSF Participacoes SA 629,541
20,400 M. Dias Branco SA 69,234
473,297 Metalurgica Gerdau SA 845,320
206,197 Petroleo Brasileiro SA - Petrobras
ADR 3,332,144
89,500 TIM SA/Brazil 380,899
219,100 Usinas Siderurgicas de Minas
Gerais SA Usiminas
a
357,789
173,973 Vale SA ADR 2,616,554
Total 19,824,148
Canada 7.5%
23,972 Agnico Eagle Mines, Ltd. 3,724,640
58,793 Air Canada
a
1,025,587
5,952 Alamos Gold, Inc. 180,584
28,323 Alimentation Couche-Tard, Inc. 1,805,323
12,164 AltaGas, Ltd. 449,337
58,655 Andean Precious Metals
Corporation
a
240,700
13,227 Aris Mining Corporation
a
197,251
14,861 ATCO, Ltd. 776,450
27,816 Athabasca Oil Corporation
a
200,444
17,039 AtkinsRealis Group, Inc. 1,058,202
22,861 B2Gold Corporation 85,754
29,556 Bank of Montreal 5,223,905
52,607 Bank of Nova Scotia 4,572,441
87,943 Barrick Mining Corporation 3,233,723
86,282 Bausch Health Companies, Inc.
a
425,370
154,408 Baytex Energy Corporation 619,483
22,435 BCE, Inc. 483,264
2,263 Bombardier, Inc.
a
521,036
87,240 Brookfield Corporation 3,722,117
18,298 Cameco Corporation 1,863,834
36,655 Canadian Imperial Bank of
Commerce 4,221,043
25,854 Canadian National Railway
Company 3,085,344
95,444 Canadian Natural Resources, Ltd. 3,776,709
28,283 Canadian Pacific Kansas City, Ltd. 2,452,091
7,180 Canadian Tire Corporation, Ltd. 988,974
19,300 Canadian Utilities, Ltd. 717,431
95,194 Cascades, Inc. 781,957
17,965 CCL Industries, Inc. 1,171,319
3,878 Celestica, Inc.
a
1,414,694
66,553 Cenovus Energy, Inc. 1,651,331
43,446 Centerra Gold, Inc. 688,948
67,378 CES Energy Solutions Corporation 787,205
18,613 CGI, Inc. 1,203,070
31,600 China Gold International Resources
Corporation, Ltd. 499,621
7,175 Cogeco Communications, Inc. 320,541
643 Constellation Software, Inc./Canada 1,210,513
27,919 Discovery Mining, Ltd.
a
166,933
5,606 Dollarama, Inc. 741,617
9,204 Emera, Inc. 488,219
26,167 Empire Company, Ltd. 916,422
102,936 Enbridge, Inc. 5,582,096
42,092 Equinox Gold Corporation 410,161
1,196 Fairfax Financial Holdings, Ltd. 1,967,183
2,082 Finning International, Inc. 147,065
39,600 First Majestic Silver Corporation 671,616
42,989 First Quantum Minerals, Ltd.
a
1,174,260
Shares Common Stock  94.7% Value
Canada 7.5%- continued
20,079 Fortis, Inc. $ 1,150,304
65,937 Fortuna Mining Corporation
a
557,168
4,759 Franco-Nevada Corporation 991,966
17,072 George Weston, Ltd. 1,225,404
2,748 GFL Environmental, Inc. 101,046
65,133 GoGold Resources, Inc.
a
146,041
24,444 Great-West Lifeco, Inc. 1,557,556
1,645 Groupe Dynamite, Inc. 62,100
17,240 Hudbay Minerals, Inc. 407,099
5,714 Hydro One, Ltd. 235,691
2,971 iA Financial Corporation, Inc. 410,232
54,142 IAMGOLD Corporation
a
857,609
6,867 IGM Financial, Inc. 383,380
12,258 Imperial Oil, Ltd. 1,376,491
6,930 Intact Financial Corporation 1,430,270
75,813 Kinross Gold Corporation 1,790,703
12,072 Linamar Corporation 856,042
29,457 Loblaw Companies, Ltd. 1,336,339
2,321 Lundin Gold, Inc. 125,210
48,703 Lundin Mining Corporation 1,186,798
484 LunR Royalties Corporation
a
6,450
23,111 Magna International, Inc. 1,517,468
84,968 Manulife Financial Corporation 3,446,049
7,965 Metro, Inc./CN 509,266
10,277 Mullen Group, Ltd. 157,534
14,950 National Bank of Canada 2,360,271
4,454 Northland Power, Inc. 70,158
29,320 Nutrien, Ltd. 1,845,694
35,345 OceanaGold Corporation 885,961
37,648 Open Text Corporation 833,260
21,174 Pan American Silver Corporation 948,383
15,901 Pembina Pipeline Corporation 735,712
37,165 Power Corporation of Canada 2,317,031
3,233 Precision Drilling Corporation
a
248,291
16,605 Quebecor, Inc. 792,521
364 RB Global, Inc. 42,376
3,405 Restaurant Brands International,
Inc. 246,975
9,688 Rogers Communications, Inc. 315,180
58,816 Royal Bank of Canada 12,179,153
19,910 Saputo, Inc. 576,699
47,068 Shopify, Inc.
a
5,374,224
3,699 South Bow Corporation 130,303
13,948 SSR Mining, Inc.
a
394,449
31,620 Sun Life Financial, Inc. 2,482,557
61,818 Suncor Energy, Inc. 3,325,728
105,063 Tamarack Valley Energy, Ltd. 916,361
47,189 TC Energy Corporation 3,124,972
19,330 Teck Resources, Ltd. 1,149,362
1,766 TFI International, Inc. 254,207
4,306 Torex Gold Resources, Inc. 171,390
2,475 Toromont Industries, Ltd. 406,994
71,300 Toronto-Dominion Bank 8,669,115
25,375 Valeura Energy, Inc.
a
186,074
12,963 Wheaton Precious Metals
Corporation 1,456,004
9,262 Whitecap Resources, Inc. 96,195
5,835 WSP Global, Inc. 723,487
Total 142,729,111
Cayman Islands 2.4%
628,200 Alibaba Group Holding, Ltd. 7,531,146
8,800 ASMPT, Ltd. 271,278
14,163 Atour Lifestyle Holdings, Ltd. ADR 450,383
13,183 Bitdeer Technologies Group
a
209,214

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Cayman Islands 2.4%- continued
460,500 China Hongqiao Group, Ltd. $ 1,187,512
134,500 China Resources Land, Ltd. 516,723
330,000 Comba Telecom Systems Holdings,
Ltd. 41,374
976,000 Consun Pharmaceutical Group,
Ltd. 1,566,641
182,000 Envision Greenwise Holdings, Ltd.
a
141,155
203,000 Geely Automobile Holdings, Ltd. 436,395
19,274 Hello Group, Inc. ADR 111,789
51,500 Hengan International Group
Company, Ltd. 142,994
14,525 Huazhu Group, Ltd. ADR 605,983
11,476 JOYY, Inc. ADR 757,301
166,500 Kingboard Holdings, Ltd. 2,522,608
30,000 Kingboard Laminates Holdings,
Ltd. 384,121
246,500 Li Ning Company, Ltd. 464,694
173,000 Mobvista, Inc.
a,b
225,599
146,500 NetDragon Websoft Holdings, Ltd. 133,548
24,950 NetEase, Inc. ADR 3,197,093
53,502 NU Holdings, Ltd./Cayman Islands
a
714,787
47,809 Pagseguro Digital, Ltd. 432,671
4,800 PDD Holdings, Inc. ADR
a
366,144
2,133,500 Shui On Land, Ltd.
a
125,329
303,824 Tencent Holdings, Ltd. 16,765,786
308,000 VSTECS Holdings, Ltd. 350,321
52,000 Wasion Holdings, Ltd. 132,412
2,971,000 WH Group, Ltd.
b
3,150,197
199,000 WuXi Biologics (Cayman), Inc.
a,b
885,064
165,000 Xiaomi Corporation
a,b
458,289
36,750 ZTO Express Cayman, Inc. 813,240
Total 45,091,791
Chile 0.1%
238,857 Aguas Andinas SA 85,523
12,667 Banco de Chile ADR 503,640
5,926 Banco de Credito e Inversiones SA 389,312
17,948 Banco Santander Chile SA ADR 591,027
1,862,643 Colbun SA 268,699
5,496,556 Latam Airlines Group SA 159,836
Total 1,998,037
China 3.5%
672,000 Agricultural Bank of China, Ltd.,
Class H 458,371
154,700 Aluminum Corporation of China,
Ltd., Class A 189,166
736,000 Aluminum Corporation of China,
Ltd., Class H 706,870
70,000 Anhui Expressway Company, Ltd. 130,578
43,400 Anjoy Foods Group Company, Ltd. 361,766
13,400 Anker Innovations Technology
Company, Ltd. 207,127
2,585,000 BAIC Motor Corporation, Ltd.
a,b
257,747
2,919,000 Bank of China, Ltd., Class H 1,861,514
63,500 Bank of Ningbo Company, Ltd. 277,937
308,900 Bank of Suzhou Company, Ltd. 316,987
402,200 BOE Technology Group Company,
Ltd. 517,269
18,200 Chaozhou Three-Circle Group
Company, Ltd. 454,899
56,100 Chifeng Jilong Gold Mining Group,
Ltd. 220,693
Shares Common Stock  94.7% Value
China 3.5%- continued
1,658,000 China CITIC Bank Corporation,
Ltd., Class H $ 1,407,478
982,000 China Coal Energy Company, Ltd. 1,233,376
4,315,000 China Construction Bank
Corporation, Class H 4,450,716
73,000 China International Capital
Corporation, Ltd., Class A 389,848
587,200 China International Capital
Corporation, Ltd., Class H
b
1,580,104
807,000 China Life Insurance Company,
Ltd., Class H 2,762,131
183,500 China Merchants Bank Company,
Ltd., Class H 1,053,614
847,500 China Minsheng Banking
Corporation, Ltd. 339,693
293,900 China National Chemical
Engineering Company, Ltd. 318,819
91,300 China Pacific Insurance (Group)
Company, Ltd., Class A 385,028
670,600 China Pacific Insurance (Group)
Company, Ltd., Class H 2,306,251
594,000 China Railway Group, Ltd. 251,521
102,600 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 340,501
111,500 China Shenhua Energy Company,
Ltd., Class H 571,138
314,000 Chongqing Rural Commercial Bank
Company, Ltd. 231,411
110,900 CITIC Securities Company, Ltd.,
Class A 470,855
304,000 CITIC Securities Company, Ltd.,
Class H 1,061,249
651,000 CMOC Group, Ltd., Class H 1,271,675
16,300 Contemporary Amperex
Technology Company, Ltd.,
Class A 947,512
12,500 Contemporary Amperex
Technology Company, Ltd.,
Class H 1,125,990
169,600 COSCO SHIPPING Holdings
Company, Ltd., Class A 331,963
605,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 1,006,048
351,500 Datang International Power
Generation Company, Ltd. 369,056
27,700 Fiberhome Telecommunication
Technologies Company, Ltd. 304,001
125,000 Guotai Haitong Securities
Company, Ltd. 336,282
417,800 Hangzhou First Applied Material
Company, Ltd. 1,038,307
71,200 Hangzhou Silan Microelectronics
Company, Ltd. 577,756
138,000 Harbin Electric Company, Ltd. 272,035
14,600 Henan Shenhuo Coal Industry &
Electricity Power Company, Ltd. 45,938
292,400 Hengli Petrochemical Company,
Ltd. 766,112
14,500 Hengtong Optic-Electric Company,
Ltd. 236,912
888,000 Huaneng Power International, Inc.,
Class H 621,096
162,500 HUAYU Automotive Systems
Company, Ltd. 372,434
4,251,000 Industrial and Commercial Bank of
China, Ltd., Class H 3,492,136

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
China 3.5%- continued
217,900 Inner Mongolia Junzheng Energy
& Chemical Industry Group
Company, Ltd.
a
$ 143,488
76,200 Inner Mongolia Yili Industrial Group
Company, Ltd. 268,982
197,500 Jiangsu Eastern Shenghong
Company, Ltd.
a
334,065
462,000 Lenovo Group, Ltd. 1,370,894
53,400 New China Life Insurance
Company, Ltd., Class A 471,006
274,800 New China Life Insurance
Company, Ltd., Class H 1,619,555
107,200 Ningxia Baofeng Energy Group
Company, Ltd. 320,940
215,000 PetroChina Company, Ltd., Class A 273,873
2,472,000 PetroChina Company, Ltd., Class H 2,667,934
55,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 394,432
388,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 2,540,317
4,148 Piotech, Inc.
c
508,004
16,945 Raytron Technology Company, Ltd. 388,465
280,100 Rongsheng Petrochemical
Company, Ltd. 443,758
175,700 SAIC Motor Corporation, Ltd. 253,132
155,300 Sanan Optoelectronics Company,
Ltd. 487,736
83,700 Sany Heavy Industry Company,
Ltd. 213,915
110,200 Satellite Chemical Company, Ltd. 381,597
77,800 Shandong Hualu Hengsheng
Chemical Company, Ltd. 274,262
440,600 Shandong Nanshan Aluminum
Company, Ltd. 261,058
112,999 Shanghai Baosight Software
Company, Ltd. 277,996
15,398 Shanghai BOCHU Electronic
Technology Corporation, Ltd. 243,087
261,200 Shanghai Electric Group Company,
Ltd. 270,305
21,800 Shanghai Fosun Pharmaceutical
Group Company, Ltd. 72,366
98,100 Shenergy Company, Ltd. 126,344
19,600 Shengyi Technology Company, Ltd. 505,725
77,200 Sinopharm Group Company, Ltd. 157,072
529,100 TCL Technology Group Corporation 455,988
121,600 Tianshan Aluminum Group
Company, Ltd. 193,732
305,000 Tong Ren Tang Technologies
Company, Ltd. 124,582
34,900 Wanhua Chemical Group
Company, Ltd. 352,895
48,300 Weichai Power Company, Ltd.,
Class A 195,842
400,300 Wuhan Guide Infrared Company,
Ltd.
a
786,316
21,400 WuXi AppTec Company, Ltd., Class
A 393,787
94,300 WuXi AppTec Company, Ltd., Class
H
b
1,856,346
180,400 XCMG Construction Machinery
Company, Ltd. 216,011
104,000 Xinhua Winshare Publishing and
Media Company, Ltd. 112,721
8,300 Yangtze Optical Fibre & Cable Joint
Stock Ltd. Company, Class A 679,011
Shares Common Stock  94.7% Value
China 3.5%- continued
51,000 Yangtze Optical Fibre & Cable Joint
Stock Ltd. Company, Class H
b
$ 1,701,432
93,200 Yankuang Energy Group Company,
Ltd., Class A 243,786
252,000 Yankuang Energy Group Company,
Ltd., Class H 355,044
141,000 Yunnan Aluminium Company, Ltd. 463,533
129,200 Zhejiang Century Huatong Group
Company, Ltd. 269,660
105,800 Zhejiang Chint Electrics Company,
Ltd. 392,024
163,000 Zhejiang Dahua Technology
Company, Ltd. 397,592
126,400 Zhejiang Longsheng Group
Company, Ltd. 226,500
94,800 Zhejiang NHU Company, Ltd. 397,710
1,100 Zhongji Innolight Company, Ltd. 209,453
86,000 Zijin Mining Group Company, Ltd.,
Class A 322,969
556,000 Zijin Mining Group Company, Ltd.,
Class H 1,966,015
274,200 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 282,523
Total 66,095,690
Colombia < 0.1%
28,155 Grupo Cibest SA 642,466
1,072 Grupo Cibest SA ADR 85,149
Total 727,615
Cyprus < 0.1%
9,859 Frontline plc 342,030
18,642 Ros Agro plc GDR
a,c
0
Total 342,030
Czech Republic 0.1%
6,040 Komercni Banka AS 276,975
63,190 Moneta Money Bank AS
b
553,892
189 Philip Morris CR 157,483
Total 988,350
Denmark 0.5%
26,935 ALK-Abello AS 1,007,464
9,779 Bavarian Nordic AS
a
273,561
4,192 ChemoMetec AS 232,818
614 Dampskibsselskabet Norden AS 25,827
2,204 FLSmidth & Company AS 161,518
5,057 Gubra AS 249,428
32,913 H Lundbeck AS, Class B 214,049
71,044 ISS AS 2,908,335
8,984 NKT AS
a
1,344,399
57,093 Novo Nordisk AS 2,742,003
3,166 Per Aarsleff Holding AS 357,801
983 Royal Unibrew AS 64,801
3,560 Scandinavian Tobacco Group AS
b
36,227
8,264 Zealand Pharma AS
a
366,844
Total 9,985,075

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Egypt < 0.1%
122,375 Commercial International Bank
Egypt SAE GDR $ 312,056
Total 312,056
Finland 0.1%
7,702 Huhtamaki Oyj 231,453
5,159 Kalmar Oyj 226,677
8,583 Kemira Oyj 161,059
15,579 Konecranes Oyj 478,917
1,714 Orion Oyj 140,800
10,652 QT Group Oyj
a
282,490
18,695 Wartsila Corporation 714,000
Total 2,235,396
France 4.6%
12,500 Air France-KLM
a
194,583
25,260 Air Liquide SA 5,002,143
1,612 ARGAN SA 111,239
193,167 AXA SA 9,679,457
122,637 BNP Paribas SA 14,323,112
42,806 Bouygues SA 2,390,440
25,404 Canal+ SA 82,526
7,879 Carrefour SA 146,273
4,941 Compagnie des Alpes 124,602
237,270 Credit Agricole SA 4,772,214
373 Eiffage SA 55,019
32,946 Elis SA 1,020,568
26,484 Emeis SA
a
425,528
83,212 Eutelsat Communications SACA
a
229,670
42,552 FORVIA SE
a
426,030
876 Gaztransport Et Technigaz SA 185,645
18,494 Ipsen SA 3,564,135
12,176 Ipsos SA 484,986
16,174 Klepierre SA 675,967
44,732 Legrand SA 7,579,557
85,437 Louis Hachette Group 170,614
5,669 LVMH Moet Hennessy Louis Vuitton
SE 3,135,288
23,414 Mercialys SA 313,622
2,249 Mersen SA 107,410
2,586 Nexans SA 430,420
28,772 Safran SA 11,338,461
12,051 Sanofi SA 1,030,401
12,202 SCOR SE 442,566
57,283 Societe Generale SA 5,070,110
6,190 SPIE SA 356,369
7,435 Technip Energies NV 281,052
126,638 TotalEnergies SE 9,792,313
31,657 Valeo SE 465,191
988 Vicat SA 71,689
15,254 Vinci SA 2,227,810
604 Viridien
a
57,500
6,773 Voltalia SA
a
56,770
648 Wendel SA 60,944
Total 86,882,224
Germany 3.3%
5,200 Aixtron SE 314,204
18,790 Allianz SE 8,894,179
459 Alzchem Group AG 91,109
10,233 Aumovio SE
a
422,428
12,852 BASF SE 686,977
10,100 Bayer AG 558,611
788 Cewe Stiftung & Company KGaA 82,036
Shares Common Stock  94.7% Value
Germany 3.3%- continued
37,180 Deutsche Bank AG $ 1,259,171
5,783 Deutsche Boerse AG 1,577,307
2,950 Deutsche Lufthansa AG 33,803
98,621 Deutsche Telekom AG 2,688,823
9,690 Deutz AG 97,026
61,652 DHL Group 3,748,209
5,880 Duerr AG 119,238
26,754 E.ON SE 550,165
1,678 Elmos Semiconductor SE 347,626
40,369 Fresenius SE & Company KGaA 1,844,310
20,058 GEA Group AG 1,377,296
11,991 Heidelberg Materials AG 2,287,515
999 Hornbach Holding AG & Company
KGaA 89,656
6,090 Indus Holding AG 180,127
69,297 Infineon Technologies AG 6,527,889
24,798 Jenoptik AG 1,337,067
3,211 Jungheinrich AG 84,902
7,234 KION Group AG 321,125
3,948 Krones AG 507,034
3,639 LEG Immobilien SE 229,843
3,639 LEG Immobilien SE, DRIP
a,c
0
821 MBB SE 162,292
3,467 Mercedes-Benz Group AG 174,385
5,136 Muenchener Rueckversicherungs-
Gesellschaft AG 2,868,243
2,847 Nagarro SE 243,875
1,636 Nordex SE
a
86,316
9,231 PUMA SE
a
280,577
919 Rheinmetall AG 1,045,618
45,420 RWE AG 2,937,303
7,490 SAF-Holland SE 173,784
33,940 SAP SE 5,231,772
26,584 Siemens AG 8,546,920
24,969 Siemens Energy AG 4,760,111
2,118 Siltronic AG
a
197,886
44,787 TUI AG 370,441
6,639 United Internet AG 174,562
Total 63,511,761
Greece 0.2%
11,863 Aegean Airlines SA 172,357
262,357 Eurobank SA 1,251,274
9,333 HELLENiQ ENERGY Holdings SA 117,835
14,184 Motor Oil (Hellas) Corinth Refineries
SA 622,009
78,853 National Bank of Greece SA 1,362,303
77,102 Piraeus Bank SA
a
802,541
Total 4,328,319
Guernsey < 0.1%
24,459 Foresight Group Holdings, Ltd. 142,167
Total 142,167
Hong Kong 1.0%
652,000 China Everbright Environment
Group, Ltd. 379,705
561,000 China Nonferrous Mining
Corporation, Ltd. 814,975
332,000 China Overseas Grand Oceans
Group, Ltd. 94,771
547,000 China Resources Pharmaceutical
Group, Ltd.
b
296,065

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Hong Kong 1.0%- continued
406,600 China Taiping Insurance Holdings
Company, Ltd. $ 939,738
140,000 Chow Sang Sang Holdings
International, Ltd. 173,828
1,297,000 CITIC, Ltd. 1,760,164
224,000 CK Asset Holdings, Ltd. 1,265,476
1,068,000 CK Hutchison Holdings, Ltd. 9,051,980
172,000 CSPC Pharmaceutical Group, Ltd. 153,640
918,000 Genertec Universal Medical Group
Company, Ltd.
b
520,389
714,000 Guangdong Investment, Ltd. 707,454
133,000 Hang Lung Properties, Ltd. 117,165
7,000 Hua Hong Grace Semiconductor,
Ltd.
a,b
194,457
133,000 Hysan Development Company, Ltd. 280,605
72,000 Melco International Development,
Ltd.
a
28,889
304,000 New World Development Company,
Ltd.
a
246,361
102,500 Sun Hung Kai Properties, Ltd. 1,475,316
34,500 VTech Holdings, Ltd. 226,812
148,000 Weichai Power Company, Ltd.,
Class H 649,214
Total 19,377,004
Hungary 0.2%
98,433 MOL Hungarian Oil & Gas plc 1,169,746
18,925 OTP Bank Nyrt 2,795,337
Total 3,965,083
India 2.8%
31,316 Aditya Birla Sun Life Asset
Management Company, Ltd. 382,439
2,368 AIA Engineering, Ltd. 127,331
6,982 Anand Rathi Wealth, Ltd. 145,949
1,063 Apar Industries, Ltd. 176,709
6,085 Asian Paints, Ltd. 169,547
876 Avanti Feeds, Ltd. 8,657
65,300 Axis Bank, Ltd. 929,360
385,931 Bharat Petroleum Corporation, Ltd. 1,241,518
173,322 Bharti Airtel, Ltd. 3,395,247
16,337 Ceat, Ltd. 602,772
183,722 Chambal Fertilisers and Chemicals,
Ltd. 909,300
319,011 Coal India, Ltd. 1,481,771
21,378 Cummins India, Ltd. 1,280,695
16,840 Eicher Motors, Ltd. 1,261,038
59,254 Federal Bank, Ltd. 206,880
58,139 Granules India, Ltd. 499,715
49,573 Great Eastern Shipping Company,
Ltd. 777,964
388,372 HDFC Bank, Ltd. 3,277,649
25,792 Hero MotoCorp, Ltd. 1,309,114
280,437 Hindalco Industries, Ltd. 2,848,384
112,209 Hindustan Petroleum Corporation,
Ltd. 469,387
73,494 ICICI Bank, Ltd. ADR 2,133,531
436,354 Indian Oil Corporation, Ltd. 644,318
111,782 Infosys, Ltd. ADR 1,172,593
23,614 JB Chemicals & Pharmaceuticals,
Ltd. 573,022
126,958 JSW Steel, Ltd. 1,646,681
18,888 Kajaria Ceramics, Ltd. 241,826
32,935 Larsen & Toubro, Ltd. 1,444,109
Shares Common Stock  94.7% Value
India 2.8%- continued
52,650 Laurus Labs, Ltd.
b
$ 845,212
9,032 LTM, Ltd.
b
338,427
58,727 Lupin, Ltd. 1,501,020
11,983 Maruti Suzuki India, Ltd. 1,791,520
154 MRF, Ltd. 208,194
531,090 National Aluminium Company, Ltd. 1,913,502
17,597 Nava, Ltd. 112,871
41,737 NLC India, Ltd. 142,089
572,051 NMDC, Ltd. 515,505
337,049 NTPC, Ltd. 1,270,729
1,233,013 Oil & Natural Gas Corporation, Ltd. 3,057,380
12,702 Polycab India, Ltd. 1,339,491
313,322 Reliance Industries, Ltd. 4,292,078
487,999 Samvardhana Motherson
International, Ltd. 765,170
83,529 Shipping Corporation of India, Ltd. 269,952
77,956 State Bank of India 846,927
62,750 Sun Pharmaceutical Industries, Ltd. 1,235,374
35,633 Tata Consultancy Services, Ltd. 765,878
1,275,714 Tata Steel, Ltd. 2,539,041
32,519 Tech Mahindra, Ltd. 484,030
2,955 TVS Motor Company, Ltd. 108,199
Total 53,700,095
Indonesia < 0.1%
3,831,900 Medco Energi Internasional Tbk PT 219,515
2,130,800 Perusahaan Gas Negara (Persero)
Tbk PT 163,102
1,376,700 PT Telkom Indonesia (Persero) Tbk 182,869
Total 565,486
Ireland < 0.1%
7,840 Bank of Ireland Group plc 156,196
69,022 Glenveagh Properties plc
a,b
197,690
23,180 Octave Intelligence plc SDR
a
373,888
Total 727,774
Israel 0.9%
11,049 Airport City, Ltd.
a
198,337
43,410 Bank Hapoalim BM 1,001,272
31,328 Bank Leumi Le-Israel BM 701,077
992,938 Bezeq Israel Telecommunication
Corporation, Ltd. 2,342,512
1,150 Big Shopping Centers, Ltd. 260,145
2,888 Camtek, Ltd./Israel
a
461,086
5,975 Check Point Software Technologies,
Ltd.
a
785,294
3,620 Clal Insurance Enterprises
Holdings, Ltd. 277,660
681 Delek Group, Ltd. 173,044
341 Elbit Systems, Ltd. 259,288
76,740 Energix-Renewable Energies, Ltd. 673,942
1,629 Equital, Ltd.
a
56,806
1,766 FIBI Holdings, Ltd. 158,474
13,089 First International Bank of Israel,
Ltd. 927,063
1,386 Formula Systems 1985, Ltd. 144,366
19,541 G City, Ltd. 73,156
38,273 Global-e Online, Ltd.
a
1,329,221
14,866 Harel Insurance Investments &
Financial Services, Ltd. 783,128
1,246 Hilan, Ltd. 80,398
209 Israel Corporation, Ltd. 53,415
387 Isras Holdings, Ltd. 45,842

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Israel 0.9%- continued
14,016 Ituran Location and Control, Ltd. $ 855,116
3,661 Meitav Investment House, Ltd. 159,022
34,157 Meshek Energy Renewable
Energies, Ltd.
a
141,782
31,980 Migdal Insurance & Financial
Holdings, Ltd.
a
177,841
251,940 Mivne Real Estate (KD), Ltd. 1,096,909
4,099 Monday.com, Ltd.
a
296,727
652 NICE, Ltd.
a
59,048
21,708 Oddity Tech, Ltd.
a
328,442
264,382 Oil Refineries, Ltd. 139,927
13,439 One Software Technologies, Ltd. 256,851
8,052 OPC Energy, Ltd.
a
249,394
254 Paz Retail And Energy, Ltd. 67,539
20,373 Plus500, Ltd. 1,293,361
40,912 Riskified, Ltd.
a
206,196
26,296 Shufersal, Ltd. 375,420
61 Tower Semiconductor, Ltd.
a
15,794
Total 16,504,895
Italy 2.4%
14,970 ACEA SPA 371,300
12,856 Azimut Holding SPA 522,189
11,019 Buzzi SPA 564,419
63,727 CIR SPA-Compagnie Industriali
a
50,603
7,206 Credito Emiliano SPA 140,166
759,015 Enel SPA 8,706,167
81,520 Eni SPA 1,912,588
161,415 Generali 7,869,422
450,266 Italgas SPA 5,214,175
58,115 Lottomatica Group SPA 1,612,382
28,291 MAIRE SPA 462,859
147,901 OVS SPA
b
1,022,598
131,491 Pirelli & C. SPA
a,b
995,835
604 Reply SPA 63,276
10,503 Salvatore Ferragamo SPA
a
130,949
1,261 Sesa SPA 129,488
9,687 Technogym SPA
b
168,392
118,345 UniCredit SPA 10,605,895
212,462 Unipol Assicurazioni SPA 5,938,394
Total 46,481,097
Japan 14.3%
7,400 ADEKA Corporation 192,950
61,100 Advantest Corporation 12,570,008
313 AEON REIT Investment Corporation 237,004
4,900 AGC, Inc. 211,726
5,300 Ain Holdings, Inc. 180,920
2,900 Air Water, Inc. 49,630
3,300 Alps Alpine Company, Ltd. 41,879
21,600 ALSOK Company, Ltd. 142,255
106,200 Amada Company, Ltd. 1,955,605
2,900 Amano Corporation 65,107
22,000 Arcs Company, Ltd. 460,070
27,800 Argo Graphics, Inc. 207,520
8,100 Artience Company, Ltd. 216,661
22,600 Asahi Group Holdings, Ltd. 214,851
7,800 Asics Corporation 212,150
3,900 Awa Bank, Ltd. 175,179
18,900 Bandai Namco Holdings, Inc. 438,123
20,300 BIPROGY, Inc. 534,549
42,500 Brother Industries, Ltd. 966,821
3,700 BuySell Technologies Company,
Ltd. 75,646
Shares Common Stock  94.7% Value
Japan 14.3%- continued
15,500 Canon Marketing Japan, Inc. $ 330,205
64,800 Canon, Inc.
d
1,659,553
2,100 Central Glass Company, Ltd. 57,513
30,200 Chiyoda Corporation
a
126,519
10,000 Chudenko Corporation 335,331
8,300 Chugai Pharmaceutical Company,
Ltd. 383,404
13,700 COMSYS Holdings Corporation 462,498
66,500 Cosmo Energy Holdings Company,
Ltd. 1,553,511
23,500 Cover Corporation
a
199,269
7,500 CyberAgent, Inc. 63,229
94,900 Dai Nippon Printing Company, Ltd. 1,741,270
14,500 Dai-Dan Company, Ltd. 259,330
453,900 Daiichi Life Group, Inc. 4,956,019
25,100 Daishi Hokuetsu Financial Group,
Inc. 331,162
3,700 Daito Trust Construction Company,
Ltd. 70,682
179 Daiwa House REIT Investment
Corporation 132,814
121,200 Daiwa Securities Group, Inc. 1,202,031
8,400 Daiwabo Holdings Company, Ltd. 178,988
500 Denso Corporation 5,757
2,000 Dexerials Corporation 53,232
2,300 DISCO Corporation 1,196,538
19,000 Doshisha Company, Ltd. 333,194
10,500 Doutor Nichires Holdings
Company, Ltd. 175,501
63,600 DTS Corporation 392,828
2,700 Eagle Industry Company, Ltd. 47,771
21,200 EIZO Corporation 325,636
8,400 Electric Power Development
Company, Ltd. 189,810
274,300 Eneos Holdings, Inc. 2,030,470
10,300 Exedy Corporation 369,168
18,700 F.C.C. Company, Ltd. 392,771
6,200 Fast Retailing Company, Ltd. 3,176,535
9,400 Food & Life Companies, Ltd. 283,524
8,300 Fuji Media Holdings, Inc. 195,886
48,300 FUJIFILM Holdings NPV 1,033,304
17,700 Fujikura, Ltd. 701,661
59,200 Fujitsu, Ltd. 1,176,304
8,300 Furukawa Company, Ltd. 183,287
8,000 Furukawa Electric Company, Ltd. 240,618
1,700 Furuno Electric Company, Ltd. 60,186
6,700 Fuyo General Lease Company, Ltd. 174,577
80 Global One Real Estate Investment
Corporation 53,808
10,700 Glory, Ltd. 258,927
4,600 GMO Payment Gateway, Inc. 263,034
12,100 GungHo Online Entertainment, Inc. 163,233
62,400 Hachijuni Nagano Bank, Ltd. 925,569
14,900 Hanwa Company, Ltd. 156,402
10,900 Happinet Corporation 203,147
25,000 Hazama Ando Corporation 277,319
26,700 Heiwa Corporation 328,716
400 Hirose Electric Company, Ltd. 71,829
145,500 Hitachi, Ltd. 4,026,872
272,200 Honda Motor Company, Ltd.
d
2,451,914
19,100 Hosiden Corporation 320,120
11,000 House Foods Group, Inc. 253,504
28,300 Hoya Corporation 4,564,829
7,000 Hulic Company, Ltd. 73,298
22,000 Hyakugo Bank, Ltd. 270,109

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Japan 14.3%- continued
31,600 Hyakujushi Bank, Ltd. $ 501,337
2,000 IBIDEN Company, Ltd. 301,963
119,700 Inaba Denki Sangyo Company, Ltd. 2,015,031
8,400 Inabata & Company, Ltd. 201,465
10,100 INFRONEER Holdings, Inc. 167,380
43,700 Inpex Corporation 881,789
3,100 Internet Initiative Japan, Inc. 61,182
2,300 Ise Chemicals Corporation 63,626
306,700 ITOCHU Corporation 3,500,258
2,600 Japan Airlines Company, Ltd. 45,433
206,300 Japan Exchange Group, Inc. 2,610,916
131 Japan Metropolitan Fund
Investment Corporation 90,483
55,700 Japan Petroleum Exploration
Company, Ltd. 545,905
108,800 Japan Post Holdings Company,
Ltd. 1,462,399
27,200 Japan Post Insurance Company,
Ltd. 257,105
24,900 Japan Pulp & Paper Company, Ltd. 164,483
16,500 Japan Tobacco, Inc. 608,842
6,000 JGC Corporation 93,432
5,800 JMDC, Inc. 103,317
31,600 Joyful Honda Company, Ltd. 440,720
48,100 JTEKT Corporation 596,583
60,000 Juroku Financial Group, Inc. 868,566
149,500 JX Advanced Metals Corporation 4,126,093
10,300 Kaga Electronics Company, Ltd. 268,852
96,500 Kajima Corporation 3,517,713
17,800 Kaken Pharmaceutical Company,
Ltd. 421,292
9,300 Kamigumi Company, Ltd. 291,821
1,900 Kanamoto Company, Ltd. 62,465
14,200 Kandenko Company, Ltd. 592,728
1,500 Kanematsu Corporation 19,171
84,600 Kawasaki Kisen Kaisha, Ltd. 1,296,709
297,900 KDDI Corporation 5,004,038
412 KDX Realty Investment Corporation 393,043
32,000 Keiyo Bank, Ltd. 492,393
5,500 Keyence Corporation 2,780,180
14,300 Kioxia Holdings Corporation
a
8,311,588
13,900 Kissei Pharmaceutical Company,
Ltd. 350,840
9,700 Kobe Bussan Company, Ltd. 156,817
9,400 Kobe Steel, Ltd. 109,034
17,200 Kokusai Electric Corporation 1,182,073
19,200 Komatsu, Ltd. 749,712
500 Konami Group Corporation 54,773
11,800 KOSE Holdings Corporation 365,860
11,200 Kumagai Gumi Company, Ltd. 99,141
1,500 Kurabo Industries, Ltd. 92,841
16,500 Kureha Corporation 393,772
46,800 Kyocera Corporation 1,037,932
52,600 Kyoei Steel, Ltd. 566,641
3,000 Lasertec Corporation 952,915
15,200 Lintec Corporation 670,505
10,500 Macnica Holdings, Inc. 205,575
27,100 Marubeni Corporation 790,062
10,700 Marui Group Company, Ltd. 188,836
20,500 Maruichi Steel Tube, Ltd. 237,958
200 Maruwa Company, Ltd./Aichi 89,250
34,800 Matsui Securities Company, Ltd. 206,615
23,900 Mazda Motor Corporation 159,845
7,500 Mebuki Financial Group, Inc. 65,844
10,500 Medipal Holdings Corporation 170,124
Shares Common Stock  94.7% Value
Japan 14.3%- continued
700 Meiko Electronics Company, Ltd. $ 136,968
16,300 MEITEC Group Holdings, Inc. 312,421
160,100 Metaplanet, Inc.
a
199,882
2,100 Minebea Mitsumu, Inc. 62,292
27,000 MIRAIT ONE Corporation 645,235
257,300 Mitsubishi Chemical Group
Corporation 1,805,459
82,900 Mitsubishi Corporation 2,217,756
38,600 Mitsubishi Electric Corporation 1,415,636
26,800 Mitsubishi HC Capital, Inc. 217,698
208,800 Mitsubishi Heavy Industries, Ltd. 4,744,500
54,200 Mitsubishi Logistics Corporation 516,563
11,200 Mitsubishi Materials Corporation 300,741
396,100 Mitsubishi UFJ Financial Group,
Inc. 7,891,474
70,700 Mitsui & Company, Ltd. 1,974,155
22,200 Mitsui Chemicals, Inc. 294,251
9,900 Mitsui DM Sugar Company, Ltd. 195,910
400 Mitsui Kinzoku Company, Ltd. 107,036
11,900 Mixi, Inc. 198,515
65,400 Mizuho Financial Group, Inc. 3,141,084
2,700 Modec, Inc. 155,102
31,300 MS and AD Insurance Group
Holdings, Inc. 811,295
51,500 Murata Manufacturing Company,
Ltd. 3,696,918
5,400 Nachi-Fujikoshi Corporation 199,526
57,000 Nanto Bank, Ltd. 623,095
68,800 NEC Corporation 1,660,991
34,400 NGK Corporation 1,621,244
8,300 Nichicon Corporation 215,856
31,600 Nichirei Corporation 423,083
7,600 Nikon Corporation 106,987
1,500 Nippon Electric Glass Company,
Ltd. 61,214
35,200 Nippon Express Holdings, Inc. 1,096,759
75,500 Nippon Shokubai Company, Ltd. 973,082
17,000 Nippon Steel Corporation 56,323
18,800 Nippon Television Holdings, Inc. 324,649
76,100 Nippon Yusen Kabushiki Kaisha 2,461,407
4,800 Nishimatsu Construction Company,
Ltd. 157,495
1,600 Nissan Chemical Corporation 84,166
28,800 Nisshin Oillio Group, Ltd. 325,814
16,900 Niterra Company, Ltd. 1,123,052
10,800 Nitori Holdings Company, Ltd. 160,038
1,600 Nitta Corporation 58,466
104,300 Nitto Denko Corporation 2,051,976
26,800 Nitto Kogyo Corporation 792,397
23,200 Nojima Corporation 189,733
9,500 NOK Corporation 170,391
59,500 Nomura Holdings, Inc. 522,406
96,300 Nomura Real Estate Holdings, Inc. 554,970
99 Nomura Real Estate Master Fund,
Inc. 92,513
8,900 Nomura Research Institute, Ltd. 249,680
13,500 Noritsu Koki Company, Ltd. 168,548
28,800 North Pacific Bank, Ltd. 199,085
20,200 NSD Company, Ltd. 306,921
52,400 NSK, Ltd. 370,262
3,186,800 NTT, Inc. 2,834,751
8,900 Obayashi Corporation 179,856
3,800 OBIC Business Consultants
Company, Ltd. 142,688
8,400 Ogaki Kyoritsu Bank, Ltd. 379,282

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Japan 14.3%- continued
7,900 Ohsho Food Service Corporation $ 138,473
25,400 Oita Bank, Ltd. 380,218
32,800 Oji Holdings Corporation 161,132
17,400 Oki Electric Industry Company, Ltd. 379,936
3,800 Okumura Corporation 132,253
10,300 OMRON Corporation 372,242
98,600 Ono Pharmaceutical Company, Ltd. 1,449,367
1,300 Oracle Corporation Japan 66,633
75,400 ORIX Corporation 2,872,102
5,900 OSG Corporation 133,026
22,900 Panasonic Holdings Corporation 644,255
29,500 Penta-Ocean Construction
Company, Ltd. 312,345
276,300 Persol Holdings Company, Ltd. 420,410
30,600 PowerX, Inc.
a
361,448
15,200 Raito Kogyo Company, Ltd. 382,683
80,000 Rakuten Group, Inc.
a
373,414
79,384 Recruit Holdings Company, Ltd. 5,523,457
2,400 Resonac Holdings Corporation 266,972
36,900 Ricoh Company, Ltd. 321,498
31,200 Rohto Pharmaceutical Company,
Ltd. 457,822
11,600 Rorze Corporation 354,282
35,500 Ryohin Keikaku Company, Ltd. 775,961
3,600 Ryoyo Ryosan Holdings, Inc. 59,889
40,900 San-in Godo Bank, Ltd. 577,479
19,100 Sanki Engineering Company, Ltd. 351,909
27,500 Sanrio Company, Ltd. 186,045
15,200 Sanyo Chemical Industries, Ltd. 459,528
99,600 SBI Holdings, Inc. 1,633,320
17,200 SCREEN Holdings Company, Ltd. 1,929,442
10,300 Secom Company, Ltd. 409,180
10,500 Sega Sammy Holdings, Inc. 142,947
190,000 Seiko Epson Corporation 3,180,215
5,200 Sekisui Chemical Company, Ltd. 83,384
40,700 Sekisui House, Ltd. 846,138
2,000 Senshu Electric Company, Ltd. 87,092
17,200 Senshu Ikeda Holdings, Inc. 104,467
21,600 Shimadzu Corporation 550,897
168,800 Shimizu Corporation 2,673,125
15,500 Shin-Etsu Chemical Company, Ltd. 675,637
11,600 ShinMaywa Industries, Ltd. 144,761
9,000 Shinnihon Corporation 114,948
13,700 Ship Healthcare Holdings, Inc. 182,980
20,200 Shizuoka Financial Group, Inc. 379,238
8,900 SHO-BOND Holdings Company,
Ltd. 68,616
36,400 SKY Perfect JSAT Corporation 606,859
14,500 Skylark Holdings Company, Ltd. 250,387
11,300 Socionext, Inc. 180,394
1,608,200 SoftBank Corporation 2,053,558
129,900 SoftBank Group Corporation 4,818,419
91,400 Sojitz Corporation 2,932,110
82,800 Sompo Holdings, Inc. 3,145,596
690,300 Sony Financial Group, Inc. 601,483
242,200 Sony Group Corporation 4,874,048
124 SOSiLA Logistics REIT, Inc. 86,595
9,300 Stanley Electric Company, Ltd. 201,784
347 Star Asia Investment Corporation 117,625
19,100 Sumco Corporation 484,349
3,200 Sumitomo Bakelite Company, Ltd. 148,659
67,500 Sumitomo Chemical Company, Ltd. 215,411
184,000 Sumitomo Corporation 1,768,549
324,800 Sumitomo Electric Industries, Ltd. 6,027,355
51,100 Sumitomo Forestry Company, Ltd. 426,606
Shares Common Stock  94.7% Value
Japan 14.3%- continued
1,900 Sumitomo Heavy Industries, Ltd. $ 59,973
27,100 Sumitomo Metal Mining Company,
Ltd. 1,256,916
85,500 Sumitomo Mitsui Financial Group,
Inc. 3,351,519
46,700 Sumitomo Mitsui Trust Group, Inc. 1,743,777
3,400 Sumitomo Rubber Industries, Ltd. 44,018
11,200 Suzuken Company, Ltd./Aichi
Japan 341,301
600 SWCC Corporation 50,963
28,400 Systena Corporation 69,473
2,200 T&D Holdings, Inc. 65,621
4,400 T. Hasegawa Company, Ltd. 86,663
14,900 Taisei Corporation 1,318,984
4,000 Taiyo Yuden Company, Ltd. 508,619
20,700 Takamatsu Construction Group
Company, Ltd. 460,208
16,800 Takeda Pharmaceutical Company,
Ltd. 535,494
2,900 THK Company, Ltd. 132,650
9,000 Timee, Inc.
a
84,599
22,900 TIS, Inc. 448,137
69,900 Toagosei Company, Ltd. 752,942
57,400 Toho Bank, Ltd. 276,432
3,500 Toho Company, Ltd. 27,994
8,200 Toho Holdings Company, Ltd. 197,189
161,000 Tokai Tokyo Financial Holdings, Inc. 752,181
156,600 Tokio Marine Holdings, Inc. 6,885,516
64,400 Tokyo Electric Power Company
Holdings, Inc.
a
184,016
28,100 Tokyo Electron, Ltd. 13,624,402
900 Tokyo Seimitsu Company, Ltd. 114,437
5,100 Tokyo Steel Manufacturing
Company, Ltd. 53,046
4,500 Tokyo Tatemono Company, Ltd. 91,812
45,300 Tokyu Construction Company, Ltd. 329,341
5,300 Tokyu Fudosan Holdings
Corporation 42,465
63,500 TOPPAN Holdings, Inc. 2,013,446
22,300 Tosoh Corporation 404,991
3,000 Totetsu Kogyo Company, Ltd. 78,267
4,200 Towa Corporation 88,199
17,400 Toyo Seikan Group Holdings, Ltd. 439,343
10,300 Toyoda Gosei Company, Ltd. 326,632
196,700 Toyota Motor Corporation 3,295,218
11,500 Toyota Tsusho Corporation 428,055
9,000 Trial Holdings, Inc. 166,197
45,900 TS Tech Company, Ltd. 492,099
120,400 Tsubakimoto Chain Company 1,911,104
73,500 TV Asahi Holdings Corporation 1,427,613
31,700 Unicharm Corporation 183,699
17,300 USS Company, Ltd. 203,206
7,100 Wacoal Holdings Corporation 192,936
3,700 Yakult Honsha Company, Ltd. 62,230
53,400 Yamada Holdings Company, Ltd. 216,508
34,400 Yamazen Corporation 357,151
41,800 Yokogawa Bridge Holdings
Corporation 733,425
8,800 Yonex Company, Ltd. 125,943
6,000 Yoshinoya Holdings Company, Ltd. 115,576
20,400 YUASA Company, Ltd. 667,131
Total 272,510,643
Jersey 0.2%
311,088 Man Group plc 1,206,022

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Jersey 0.2%- continued
326,284 TP ICAP Group plc $ 1,464,743
22,211 Yellow Cake plc
a
155,324
Total 2,826,089
Kuwait 0.1%
549,297 Agility Public Warehousing
Company KSCC 256,033
507,958 Kuwait Finance House KSCP 1,258,178
162,444 Mobile Telecommunications
Company KSCP 319,727
Total 1,833,938
Luxembourg 0.1%
176,692 Aroundtown SA 469,722
9,013 Befesa SA
b
307,266
25,780 d'Amico International Shipping SA 193,873
4,561 Millicom International Cellular SA 413,957
Total 1,384,818
Malaysia 0.4%
297,800 IHH Healthcare Bhd 614,456
241,000 Malayan Banking Bhd 638,018
53,500 Malayan Cement Bhd 83,985
890,100 Public Bank Bhd 1,049,309
303,700 RHB Bank Bhd 617,397
1,445,100 SD Guthrie Bhd 2,119,362
547,800 Sime Darby Bhd 288,428
460,000 Sunway Construction Group Bhd 839,805
255,400 Telekom Malaysia Bhd 466,840
34,400 United Plantations Bhd 279,081
Total 6,996,681
Mexico 0.4%
47,274 America Movil SAB de CV ADR 1,228,651
39,300 Banco del Bajio SA
b
127,311
24,393 Cemex SAB de CV ADR 292,716
260,400 Fibra Uno Administracion SA de CV 447,464
4,274 Fomento Economico Mexicano SAB
de CV ADR 546,644
135,433 Grupo Financiero Banorte SAB de
CV ADR 1,434,292
163,300 Grupo Mexico SAB de CV 1,845,395
24,630 Industrias Penoles SAB de CV 1,075,044
123,500 Megacable Holdings SAB de CV 440,893
18,600 Regional SAB de CV 142,014
Total 7,580,424
Netherlands 4.3%
39,799 AerCap Holdings NV 5,801,898
3,337 Argo Properties NV
a
149,768
21,412 Ariston Holding NV 87,922
4,836 ASM International NV 5,561,291
18,446 ASML Holding NV 36,526,197
17,057 Corbion NV 392,707
5,409 Eurocommercial Properties NV 168,665
5,409 Eurocommercial Properties NV,
DRIP
a,c
1
4,709 EXOR NV 360,765
106,966 Ferrovial NV 7,331,487
8,711 Havas NV 170,062
8,805 Heineken Holding NV 670,499
7,024 Heineken NV 589,751
164,059 Koninklijke (Royal) KPN NV 810,248
Shares Common Stock  94.7% Value
Netherlands 4.3%- continued
245,272 Koninklijke Ahold Delhaize NV $ 9,870,293
79,021 Koninklijke BAM Groep NV 1,108,532
3,250 Koninklijke Heijmans NV 424,109
13,787 Koninklijke Vopak NV 717,928
31,038 MFE-MediaForEurope NV
a
99,974
15,582 NN Group NV 1,366,052
5,020 Pharvaris NV
a
173,592
127,470 Prosus NV 5,539,012
97,297 SBM Offshore NV 3,363,631
6,596 Van Lanschot Kempen NV 501,454
36,095 Wereldhave NV 821,258
Total 82,607,096
New Zealand < 0.1%
91,923 Ryman Healthcare, Ltd.
a
118,106
Total 118,106
Norway 0.1%
7,815 Atea ASA 136,714
34,506 DNO International ASA 56,776
53,555 Elkem ASA
a,b
173,291
4,739 Nordic Semiconductor ASA
a
87,595
12,545 SpareBank 1 SMN 238,322
43,723 Storebrand ASA 821,183
1,642 Wilh Wilhelmsen Holding ASA 113,962
23,471 Yara International ASA 1,032,204
Total 2,660,047
Panama < 0.1%
2,355 Intercorp Financial Services, Inc. 134,141
Total 134,141
Peru < 0.1%
14,886 Compania de Minas Buenaventura
SAA ADR 436,011
Total 436,011
Philippines 0.1%
118,090 International Container Terminal
Services, Inc. 1,718,350
Total 1,718,350
Poland 0.3%
19,591 Bank Polska Kasa Opieki SA 1,193,599
4,522 Erste Bank Polska SA 775,680
48,971 Orlen SA 1,646,577
49,045 Powszechna Kasa Oszczednosci
Bank Polski SA 1,346,632
Total 4,962,488
Portugal 0.6%
106,847 CTT-Correios de Portugal SA 706,591
1,652,029 EDP SA 8,630,036
22,563 Galp Energia SGPS SA 478,197
266,728 Sonae SGPS SA 614,222
Total 10,429,046
Qatar 0.1%
42,909 Baladna
a
15,385
258,001 Commercial Bank PSQC 286,932
411,824 Doha Bank QPSC 350,520

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Qatar 0.1%- continued
7,882 Qatar Islamic Bank QPSC $ 47,382
268,191 Qatar National Bank QPSC 1,271,983
Total 1,972,202
Russian Federation < 0.1%
169,404 Gazprom PJSC ADR
a,c
17
14,886 GMK Norilskiy Nickel PAO ADR
a,c
1
6,112 LUKOIL PJSC
a,c,e
0
6,042 Mechel PJSC ADR
a,c
1
444 Novatek PJSC GDR
a,c
0
6,840 Polyus PJSC
a,c,e
0
1 Polyus PJSC GDR
a,c
0
329,720 Sberbank of Russia PJSC
a,c,e
0
17,590 Sovcomflot PJSC
a,c,e
0
67,366 Surgutneftegas PAO ADR
a,c
7
Total 26
Saudi Arabia 0.7%
8,908 Al Babtain Power &
Telecommunication Company 153,398
142,759 Al Rajhi Bank 2,504,284
15,638 Alinma Bank 101,752
119,901 Arab National Bank 661,955
97,167 Arabian Centres Company
b
442,059
142,902 Banque Saudi Fransi 738,092
158,371 Mobile Telecommunications
Company Saudi Arabia
a
445,540
107,320 Riyad Bank 568,890
5,392 SABIC Agri-Nutrients Company 177,628
15,789 Saudi Arabian Mining Company
a
249,693
453,733 Saudi Arabian Oil Company
b
3,152,842
154,283 Saudi Awwal Bank 1,329,001
15,619 Saudi Basic Industries Corporation 214,255
165,055 Saudi Energy Company 781,962
9,127 Saudi Investment Bank 32,605
218,001 Saudi National Bank 2,244,169
83 Saudi Telecom Company 955
Total 13,799,080
Singapore 1.0%
172,400 AIMS APAC REIT 213,315
7,489 BW LPG, Ltd.
b
130,475
143,900 CapitaLand China Trust 72,352
629,000 CapitaLand Integrated Commercial
Trust 1,154,210
4,767 China Yuchai International, Ltd.
a
226,003
519,800 ComfortDelGro Corporation, Ltd. 538,904
155,000 Fortune Real Estate Investment
Trust 87,072
36,600 Frasers Centrepoint Trust 63,998
3,400 Haw Par Corporation, Ltd. 41,739
118,200 Hong Leong Asia, Ltd. 253,014
8,935 Kenon Holdings, Ltd. 603,241
350,100 Lendlease Global Commercial REIT 154,457
97,900 Sasseur Real Estate Investment
Trust 51,457
41,800 Sheng Siong Group, Ltd. 104,472
130,500 Singapore Airport Terminal
Services, Ltd. 457,995
369,900 Singapore Exchange, Ltd. 6,901,387
290,200 Singapore Technologies
Engineering, Ltd. 2,337,372
606,000 United Overseas Land, Ltd. 4,466,455
94,700 Venture Corporation, Ltd. 1,255,231
Shares Common Stock  94.7% Value
Singapore 1.0%- continued
36,700 Yangzijiang Shipbuilding Holdings,
Ltd. $ 97,358
191,200 Yanlord Land Group, Ltd. 92,644
Total 19,303,151
South Africa 0.8%
93,581 Absa Group, Ltd. 1,303,819
149,739 AECI, Ltd. 1,147,633
30,116 African Rainbow Minerals, Ltd. 328,058
7,314 Coronation Fund Managers, Ltd. 18,104
154,040 DataTec, Ltd. 867,063
19,998 Discovery, Ltd. 322,918
45,008 Exxaro Resources, Ltd. 557,736
186,430 FirstRand, Ltd. 1,108,121
46,985 Gold Fields, Ltd. ADR 1,578,226
83,383 Growthpoint Properties, Ltd. 87,812
33,015 Impala Platinum Holdings, Ltd. 346,848
68,861 Investec plc 548,008
59,158 Investec, Ltd. 465,571
64,552 Momentum Group, Ltd. 159,924
33,035 MTN Group, Ltd. 460,086
12,245 Naspers, Ltd. 614,868
38,586 Nedbank Group, Ltd. 635,915
429,616 Redefine Properties, Ltd. 167,971
61,569 Sasol, Ltd.
a
608,190
10,164 Sibanye Stillwater, Ltd. 21,596
117,338 Standard Bank Group, Ltd. 2,316,272
12,990 Valterra Platinum, Ltd. 873,019
492,275 Vukile Property Fund, Ltd. 747,641
Total 15,285,399
South Korea 7.5%
37,586 BNK Financial Group, Inc. 416,150
3,009 Celltrion, Inc. 338,917
2,741 CJ Corporation 276,261
6,768 GC Corporation 45,000
52,076 GS Holdings Corporation 2,240,185
28,905 Hana Financial Group, Inc. 2,159,030
22,508 Hanwha Corporation 1,468,980
59,642 HMM Company, Ltd. 721,049
4,769 Hyundai Department Store
Company, Ltd. 600,250
4,895 Hyundai Motor Company 1,595,595
78,214 iM Financial Group Company, Ltd. 852,966
16,670 KB Financial Group, Inc. 1,724,800
753 KCC Corporation 240,483
9,737 Kia Corporation 879,423
81,600 Korean Air Lines Company, Ltd. 1,462,497
11,448 Korean Reinsurance Company 98,595
3,012 LG Chem, Ltd. 552,129
16,179 LG Corporation 1,025,349
48,110 LG Uplus Corporation 434,363
8,033 Lotte Corporation 119,999
11,287 LX International Corporation 268,839
3,217 Misto Holdings Corporation 86,608
8,783 NAVER Corporation 1,139,627
2,847 POSCO Holdings, Inc. 588,185
7,959 PSK, Inc. 1,033,662
1 Samsung Biologics Company,
Ltd.
a,b
904
6,414 Samsung C&T Corporation 1,985,933
2,346 Samsung Electro-Mechanics
Company, Ltd. 3,397,570

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
South Korea 7.5%- continued
239,781 Samsung Electronics Company,
Ltd. $ 53,206,743
25,915 SD Biosensor, Inc. 107,309
34,347 Shinhan Financial Group Company,
Ltd. 2,153,545
4,621 Shinsegae, Inc. 2,277,958
28,205 SK Hynix, Inc. 49,770,051
22,983 SK Networks Company, Ltd. 150,395
4,912 SK Square Company, Ltd. 5,554,787
7,135 SK, Inc. 3,912,571
850 Tokai Carbon Korea Company, Ltd. 152,542
17,897 Woori Financial Group, Inc. 338,010
1,498 Youngone Holdings Company, Ltd. 159,182
Total 143,536,442
Spain 2.7%
13,234 ACS Actividades de Construccion y
Servicios SA 1,946,144
13,234 ACS Actividades de Construccion y
Servicios SA, Rights
a
27,777
122,718 Aena SME SA
b
3,739,528
274,547 Banco Bilbao Vizcaya Argentaria
SA 6,912,193
1,938,210 Banco de Sabadell SA 6,867,903
932,780 Banco Santander SA 12,946,807
10,781 Construcciones y Auxiliar de
Ferrocarriles SA 783,132
134,236 Iberdrola SA 3,341,066
34,105 International Consolidated Airlines
Group SA 216,503
624 Laboratorios Farmaceuticos ROVI
SA 41,235
8,997 Let's GOWEX SA
a,c,f
1
91,895 Logista Integral SA 3,545,013
168,263 Mapfre SA 833,084
12,084 Melia Hotels International SA 167,911
90,147 Merlin Properties Socimi SA 1,581,727
119,739 Naturgy Energy Group SA 3,753,110
9,119 Neinor Homes SA
b
171,613
1,836 Pharma Mar SA
a
158,277
159,937 Repsol SA 3,995,949
136,946 Sacyr SA 731,699
2,106 Vidrala SA 202,006
Total 51,962,678
Supranational < 0.1%
4,930 Unibail-Rodamco-Westfield 576,942
Total 576,942
Sweden 2.0%
70,581 AB Industrivarden, Class A 3,959,878
62,143 AcadeMedia AB
b
646,018
21,894 Ambea AB
b
337,880
83,991 Arjo AB 213,022
89,183 Assa Abloy AB 3,150,912
46,811 Attendo AB
b
592,577
2,036 Avanza Bank Holding AB 81,595
18,697 Betsson AB 163,511
6,087 BioArctic AB
b
206,795
37,685 Cloetta AB 191,207
52,735 Dios Fastigheter AB 348,962
24,290 Epiroc AB, Class A 666,439
19,013 Fabege AB 145,761
15,656 Granges AB 277,434
Shares Common Stock  94.7% Value
Sweden 2.0%- continued
6,044 Hacksaw AB $ 48,631
36,787 Hexpol AB 274,313
8,332 Hoist Finance AB
b
153,700
278,757 Intrum AB
a
96,206
321,759 Investor AB, Class B 13,369,454
33,035 Kinnevik AB
a
177,365
16,574 Loomis AB 812,480
10,816 Mildef Group AB 205,972
6,759 Mycronic AB 224,561
19,238 NCAB Group AB 166,660
12,651 NCC AB 249,009
9,766 Norion Bank AB
a
61,174
31,637 Peab AB 297,384
165,552 Sandvik AB 6,836,496
138,485 Sinch AB
a,b
543,161
9,724 SSAB AB, Class A 90,186
16,830 SSAB AB, Class B 155,631
18,562 Synsam AB 103,425
217,495 Telefonaktiebolaget LM Ericsson 2,439,141
124,475 Telia Company AB 606,298
Total 37,893,238
Switzerland 4.7%
177,712 ABB, Ltd. 19,331,393
8,009 Accelleron Industries AG 822,496
16,029 Adecco Group AG 295,777
1,129 Allreal Holding AG 296,077
19,782 Avolta AG 1,321,576
7,800 BeOne Medicines, Ltd.
a
170,007
36 Burckhardt Compression Holding
AG 21,066
798 DKSH Holding AG 61,325
439 EFG International AG 8,801
30,177 Galderma Group AG 6,863,686
12,287 Galenica AG
b
1,281,247
2,564 Huber+Suhner AG 711,239
1,426 INFICON Holding AG 322,108
494 Logitech International SA 46,342
335 Mobimo Holding AG 144,018
46,700 Nestle SA 4,789,793
130,952 Novartis AG 20,466,804
4,914 PolyPeptide Group AG
a,b
285,821
34,216 Roche Holding AG 14,065,732
2,969 Roche Holding AG, Bearer Shares 1,243,890
4,143 Temenos AG 338,939
206,168 UBS Group AG 10,217,919
8,232 Zurich Insurance Group AG 6,088,658
Total 89,194,714
Taiwan 8.9%
43,000 Accton Technology Corporation 3,429,773
6,000 Acter Group Corporation, Ltd. 247,440
64,459 ASE Technology Holding Company,
Ltd. ADR 2,908,390
8,000 Asia Vital Components Company,
Ltd. 647,122
1,000 ASPEED Technology, Inc. 527,658
983,000 Cathay Financial Holding
Company, Ltd. 3,048,473
14,000 Chroma ATE, Inc. 972,908
27,559 Chunghwa Telecom Company, Ltd.
ADR 1,219,762
59,000 Compeq Manufacturing Company,
Ltd. 438,529

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
Taiwan 8.9%- continued
1,663 Compeq Manufacturing Company,
Ltd., Rights
a,c
$ 1,727
2,482,000 CTBC Financial Holding Company,
Ltd. 5,563,428
133,000 CTCI Corporation 175,736
104,000 Delta Electronics, Inc. 6,531,594
15,000 Elite Material Company, Ltd. 2,593,208
303,000 Far EasTone Telecommunications
Company, Ltd. 999,277
247,000 Feng Hsin Steel Company, Ltd. 472,596
490,000 Fubon Financial Holding Company,
Ltd. 2,001,728
16,000 Gold Circuit Electronics, Ltd. 614,458
648,000 Hon Hai Precision Industry
Company, Ltd. 5,170,840
3,000 Innodisk Corporation 156,547
697,000 Innolux Corporation 1,542,595
6,000 King Slide Works Company, Ltd. 1,405,979
65,000 L&K Engineering Company, Ltd. 1,913,339
25,000 Macronix International Company,
Ltd.
a
125,787
62,000 MediaTek, Inc. 8,448,413
358,000 Nan Ya Plastics Corporation 1,905,645
88,000 PANJIT International, Inc. 513,396
88,000 Simplo Technology Company, Ltd. 1,161,224
14,000 Sinbon Electronics Company, Ltd. 146,056
118,000 SinoPac Financial Holdings
Company, Ltd. 148,820
49,000 Sitronix Technology Corporation 514,351
1,004,000 Synnex Technology International
Corporation
a
2,887,102
4,000 Syntec Technology Company, Ltd. 256,460
112,000 Taiwan Mobile Company, Ltd. 409,605
1,168,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 92,184,477
14,000 Taiwan Surface Mounting
Technology Corporation 94,611
128,947 Topco Scientific Company, Ltd. 2,247,381
72,000 Transcend Information, Inc. 617,775
43,000 Tripod Technology Corporation 708,234
347,000 Tung Ho Steel Enterprise
Corporation 736,613
28,000 Unimicron Technology Corporation 964,542
535,000 United Microelectronics
Corporation
a
2,869,634
317,000 Wah Lee Industrial Corporation 1,302,492
1,000 Wiwynn Corporation 147,720
146,000 WNC Corporation/Taiwan 1,212,502
698,000 WPG Holdings, Ltd. 2,365,912
45,000 WT Microelectronics Company, Ltd. 304,948
104,000 Yageo Corporation 3,793,824
174,000 Yuanta Financial Holding Company,
Ltd. 361,894
Total 169,012,525
Thailand 1.2%
243,400 Advanced Info Service PCL NVDR 2,696,439
493,400 Central Pattana PCL NVDR 999,791
101,100 Delta Electronics Thailand PCL
NVDR 1,008,042
371,100 Kasikornbank PCL NVDR 2,440,417
1,108,900 Kiatnakin Phatra Bank PCL NVDR 3,368,409
2,422,100 Krung Thai Bank PCL NVDR 2,780,228
491,500 PTT Exploration and Production
PCL NVDR 1,975,316
Shares Common Stock  94.7% Value
Thailand 1.2%- continued
1,314,500 PTT PCL NVDR $ 1,406,231
298,300 SCB X PCL NVDR 1,332,551
172,200 SCG Packaging PCL NVDR 148,558
149,600 Thai Oil PCL NVDR 218,949
603,300 Thaifoods Group PCL NVDR 200,528
403,800 Thanachart Capital PCL NVDR 822,450
221,200 TISCO Financial Group PCL NVDR
c
786,797
27,661,900 TMBThanachart Bank PCL NVDR 2,053,813
Total 22,238,519
Turkey 0.2%
993,597 Anadolu Efes Biracilik ve Malt
Sanayii AS 448,522
293,466 Dogan Sirketler Grubu Holding AS 129,274
718,135 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 319,585
211,716 Enerjisa Enerji AS
b
465,317
23,687 Migros Ticaret AS 340,339
313,179 Sok Marketler Ticaret AS
a
311,461
177,493 Turkiye Petrol Rafinerileri AS 862,619
Total 2,877,117
United Arab Emirates 0.4%
88,806 Abu Dhabi Commercial Bank PJSC 349,896
1,148,272 Deyaar Development PJSC 251,897
275,997 Emaar Development PJSC 1,039,845
521,514 Emaar Properties PJSC 1,695,019
183,839 Emirates NBD Bank PJSC 1,481,675
133,181 Emirates Telecommunications
Group Company PJSC 696,752
410,866 First Abu Dhabi Bank PJSC 1,903,584
9,094 Orascom Construction plc 133,489
275,629 Sharjah Islamic Bank 221,551
Total 7,773,708
United Kingdom 7.7%
30,881 Aderdeen Group plc 97,598
25,781 AJ Bell plc 209,386
28,725 AngloGold Ashanti plc 2,315,474
56,029 AstraZeneca plc 10,460,883
414,077 Balfour Beatty plc 4,763,261
1,541,952 Barclays plc 10,332,647
8,930 Bellway plc 229,561
12,844 Berkeley Group Holdings plc
a
595,752
17,530 Big Yellow Group plc 209,697
641,785 BP plc 3,955,810
10,006 British American Tobacco plc 619,203
112,914 British Land Company plc 618,657
1,282 Clarkson plc 70,843
3,668 Computacenter plc 207,949
18,318 Convatec Group plc
b
52,239
6,454 Cranswick plc 470,851
117,334 Currys plc 248,399
63,260 Diploma plc 5,979,502
10,768 Drax Group plc 108,410
19,727 Endeavour Mining plc 966,251
99,833 Evraz plc
a,c
13
8,533 Games Workshop Group plc 2,445,096
42,903 GB Group plc 112,338
2,821 Georgia Capital plc
a
156,497
507,763 GSK plc 13,330,287
120,726 Haleon plc 556,325
66,823 Halma plc 3,492,739
118,055 Harbour Energy plc 334,462

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  94.7% Value
United Kingdom 7.7%- continued
6,708 Hikma Pharmaceuticals plc $ 135,150
66,608 Howden Joinery Group plc 740,483
317,305 HSBC Holdings plc 6,000,029
13,092 ICG plc 293,434
139,796 IG Group Holdings plc 3,371,170
61,600 IMI plc 2,426,692
136,603 Imperial Brands plc 5,048,705
137,146 ITV plc 146,509
746 Johnson Matthey plc 18,734
120,087 Johnson Service Group plc 262,510
36,205 Jupiter Fund Management plc 78,566
17,742 Keller Group plc 624,591
149,205 Kier Group plc 432,197
365,100 Kingfisher plc 1,370,834
3,032 Lion Finance Group plc 455,936
3,310,636 Lloyds TSB Group plc 4,845,221
55,747 Molten Ventures plc
a
429,400
76,837 MONY Group plc 188,757
26,725 Morgan Sindall Group plc 1,742,696
12,517 MP Evans Group plc 251,373
1,363,237 NatWest Group plc 12,029,172
30,920 Next plc 5,965,808
117,183 Ocado Group plc
a
278,552
46,816 OSB Group plc 322,242
7,894 Oxford Instruments plc 319,157
20,859 Paragon Banking Group plc 212,265
21,761 Persimmon plc 303,404
29,646 Polar Capital Holdings plc 350,377
21,456 Raspberry PI Holdings plc
a
234,944
5,097 Rathbones Group plc 108,379
9,240 Reckitt Benckiser Group plc 601,836
13,752 Renew Holdings plc 161,685
2,966 Renishaw plc 201,434
20,354 Rio Tinto plc 1,925,591
100,895 Rotork plc 395,406
21,002 Serica Energy plc 60,136
77,117 Shawbrook Group plc
a,b
332,961
379,141 Shell plc 14,731,559
25,719 Smith & Nephew plc 371,697
14,499 Smiths Group plc 492,528
8,329 St. James's Place plc 133,919
147,774 Standard Chartered plc 3,996,200
20,360 Standard Life plc 225,071
2,619 TBC Bank Group plc 153,874
1,147,518 Tesco plc 6,995,404
2,837 TORM plc 73,119
147,547 Tritax Big Box REIT plc 316,112
29,845 Vistry Group plc
a
101,648
2,005,896 Vodafone Group plc 2,654,935
29,451 Volex plc 220,572
81,667 Zigup plc 491,807
Total 146,564,911
United States 0.1%
2,206 Southern Copper Corporation 384,417
22,111 Yum China Holding, Inc. 903,677
Total 1,288,094
Shares Common Stock  94.7% Value
Virgin Islands, British < –%
4,449 VK IPJSC GDR
a,c
$ 0
Total 0
Total Common Stock
(cost $1,382,492,261) 1,805,594,330
Shares Preferred Stock 0.8%
Brazil 0.3%
2,667 Axia Energia SA, Class C ADR
a
28,137
93,900 Bradespar SA 400,534
344,249 Companhia de Saneamento do
Parana 476,132
227,100 Companhia de Saneamento do
Parana, Units 1,634,744
624,598 Itausa SA 1,621,295
221,678 Petroleo Brasileiro SA 1,621,909
Total 5,782,751
Germany < 0.1%
3,221 Draegerwerk AG & Company KGaA 303,655
4,059 Porsche Automobil Holding SE 125,372
Total 429,027
Russian Federation < 0.1%
765,300 Surgutneftegas PAO
a,c,e
1
17,100 Transneft PJSC
a,c,e
0
Total 1
South Korea 0.5%
61,080 Samsung Electronics Company,
Ltd. 8,613,645
Total 8,613,645
Total Preferred Stock
(cost $12,068,797) 14,825,424
Shares
Collateral Held for Securities
Loaned 0.1%
1,640,400 Thrivent Cash Management Trust 1,640,400
Total Collateral Held for
Securities Loaned
(cost $1,640,400) 1,640,400
Shares or
Principal
Amount Short-Term Investments 3.9%
Federal Home Loan Bank Discount
Notes
1,500,000 3.590%,  7/22/2026
g,h
1,496,691
200,000 3.610%,  7/31/2026
g,h
199,378
1,100,000 3.590%,  8/7/2026
g,h
1,095,750
100,000 3.615%,  8/21/2026
g,h
99,471
600,000 3.620%,  8/26/2026
g,h
596,523
1,000,000 3.636%,  9/4/2026
g,h
993,244
200,000 3.640%,  9/11/2026
g,h
198,506
800,000 3.681%,  9/18/2026
g,h
793,449
Federal Home Loan Mortgage
Corporation Discount Notes
1,000,000 3.600%,  7/20/2026
g,h
997,995
State Street Institutional U.S.
Government Money Market Fund
17,614,498 3.585%
g
17,614,498

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  3.9% Value
Thrivent Core Short-Term Reserve
Fund
5,035,477 3.960% $ 50,354,771
Total Short-Term Investments
(cost $74,441,194) 74,440,276
Total Investments (cost
$1,470,642,652) 99.5% $1,896,500,430
Other Assets and Liabilities,
Net 0.5% 8,791,569
Total Net Assets 100.0% $1,905,291,999
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $28,744,797 or 1.5% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by International Equity Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 1,562,909
Total lending $1,562,909
Gross amount payable upon return of
collateral for securities loaned $1,640,400
Net amounts due to counterparty $77,491
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SDR - Swedish Depository Receipt
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 466,381,189
Gross unrealized depreciation (61,471,495)
Net unrealized appreciation (depreciation) $ 404,909,694
Cost for federal income tax purposes $ 1,490,579,577

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing International Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 72,489,664 6,928,553 65,561,110 1
Consumer Discretionary 93,500,188 5,172,876 88,327,312 –
Consumer Staples @ 59,098,187 875,086 58,223,101 0
Energy @ 104,714,316 5,195,978 99,518,314 24
Financials @ 448,623,325 10,099,514 437,735,050 788,761
Health Care 107,696,904 598,962 107,097,942 –
Industrials 278,300,494 6,027,901 272,272,593 –
Information Technology 426,001,904 13,222,448 412,269,725 509,731
Materials @ 137,259,808 16,151,462 121,108,331 15
Real Estate @ 31,532,023 – 31,532,022 1
Utilities 46,377,517 1,118,835 45,258,682 –
Preferred Stock
Consumer Discretionary 125,372 – 125,372 –
Energy @ 1,621,910 – 1,621,909 1
Financials 1,621,295 – 1,621,295 –
Health Care 303,655 – 303,655 –
Information Technology 8,613,645 – 8,613,645 –
Materials 400,534 – 400,534 –
Utilities 2,139,013 28,137 2,110,876 –
Short-Term Investments 24,085,505 17,614,498 6,471,007 –
Subtotal Investments in Securities $1,844,505,259 $83,034,250 $1,760,172,475 $1,298,534
Other Investments  * Total
Affiliated Short-Term Investments 50,354,771
Collateral Held for Securities Loaned 1,640,400
Subtotal Other Investments $51,995,171
Total Investments at Value $1,896,500,430
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at $<1.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing International Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,011,159 1,011,159 – –
Total Liability Derivatives $1,011,159 $1,011,159 $– $–

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling
$6,471,007 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 412 September 2026 $ 65,223,562 ( $ 430,382)
ICE US mini MSCI Emerging Markets Index 324 September 2026 29,049,037 (580,777)
Total Futures Long Contracts $ 94,272,599 ( $ 1,011,159)
Total Futures Contracts $ 94,272,599 ($1,011,159)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for International Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,011,159
Total Equity Contracts 1,011,159
Total Liability Derivatives $1,011,159
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
International Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $18,457,946
Total Equity Contracts
18,457,946
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 900,633
Total Foreign Exchange Contracts 900,633
Total $19,358,579
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for International Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts ($1,635,003)
Total Equity Contracts (1,635,003)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (797,344)
Total Foreign Exchange Contracts (797,344)
Total ($2,432,347)

International Equity Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents International Equity Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $123,457,855
Foreign Exchange Contracts
Futures - Long 81,156,033
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% $105,355 $– $55,000 $50,355 5,035 2.7%
Total Affiliated Short-Term Investments 105,355 50,355 2.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,852 75,639 76,851 1,640 1,640 0.1
Total Collateral Held for Securities Loaned 2,852 1,640 0.1
Total Value $108,207 $51,995
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% $– $– $ – $1,435
Total Income/Non Cash Income from Affiliated
Investments $1,435
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 39
Total Affiliated Income from Securities Loaned, Net $39
Total Value $– $– $–

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.8% Value
Australia 6.3%
46,903 ANZ Group Holdings, Ltd. $ 1,144,637
20,599 APA Group 144,327
8,446 Aristocrat Leisure, Ltd. 357,919
3,041 ASX, Ltd. 112,222
79,071 BHP Group, Ltd. 3,295,114
21,009 Brambles, Ltd. 283,665
5,603 CAR Group, Ltd. 100,019
1,018 Cochlear, Ltd. 85,508
20,900 Coles Group, Ltd. 352,028
26,040 Commonwealth Bank of Australia 2,967,622
8,100 Computershare, Ltd. 214,511
7,552 CSL, Ltd. 602,533
31,605 Evolution Mining, Ltd. 261,333
25,072 Fortescue, Ltd. 333,715
31,023 Goodman Group 669,357
35,019 Insurance Australia Group, Ltd. 195,859
34,635 Lottery Corporation, Ltd. 137,685
14,096 Lynas Rare Earths, Ltd.
a
176,874
5,634 Macquarie Group, Ltd. 979,435
42,855 Medibank, Private Ltd. 147,239
47,734 National Australia Bank, Ltd. 1,253,433
21,156 Northern Star Resources, Ltd. 280,098
26,807 Origin Energy, Ltd. 203,762
48,884 PLS Group, Ltd.
a
171,301
894 Pro Medicus, Ltd. 126,388
11,538 Qantas Airways, Ltd. 84,773
23,369 QBE Insurance Group, Ltd. 406,506
819 REA Group, Ltd. 78,897
5,786 Rio Tinto, Ltd. 696,168
50,538 Santos, Ltd. 250,713
81,274 Scentre Group 216,643
3,167 SGH, Ltd. 102,296
80,833 Sigma Healthcare, Ltd. 153,911
7,114 Sonic Healthcare, Ltd. 102,375
69,813 South32, Ltd. 189,570
37,694 Stockland 106,297
16,850 Suncorp Group, Ltd. 224,798
61,201 Telstra Corporation, Ltd. 214,624
48,553 Transurban Group 482,759
61,376 Vicinity Centres 109,361
5,321 Washington H. Soul Pattinson and
Company, Ltd. 170,084
17,666 Wesfarmers, Ltd. 1,105,593
53,223 Westpac Banking Corporation 1,296,810
2,985 Wisetech Global, Ltd. 68,481
29,583 Woodside Energy Group, Ltd. 572,105
19,009 Woolworths, Ltd. 525,215
Total 21,754,563
Austria 0.4%
1,140 BAWAG Group AG
b
228,551
4,791 Erste Group Bank AG 641,215
2,292 OMV AG 144,032
2,047 Raiffeisen Bank International AG 130,858
1,060 Verbund AG 67,176
Total 1,211,832
Belgium 0.9%
2,322 Ageas SA NV 185,784
13,983 Anheuser-Busch InBev SA/NV 1,155,409
334 D'ieteren Group 65,200
679 Elia System Operator SA 108,123
312 Financiere de Tubize SA 82,426
1,140 Groupe Bruxelles Lambert SA 103,944
Shares Common Stock  97.8% Value
Belgium 0.9%- continued
3,575 KBC Groep NV $ 488,278
6 Lotus Bakeries NV 79,579
244 Sofina SA 62,145
1,077 Syensqo SA 79,629
1,892 UCB SA 566,409
Total 2,976,926
Bermuda 0.1%
18,971 Aegon, Ltd. 161,450
18,971 Aegon, Ltd., DRIP
a,c
2
9,500 CK Infrastructure Holdings, Ltd. 72,430
15,100 Hongkong Land Holdings, Ltd. 107,574
2,500 Jardine Matheson Holdings, Ltd. 154,169
Total 495,625
Cayman Islands 0.3%
806 Futu Holdings, Ltd. ADR 75,554
37,099 Grab Holdings, Ltd.
a
139,863
37,600 Sands China, Ltd. 62,736
5,861 Sea, Ltd. ADR
a
561,660
21,000 SITC International Holdings
Company, Ltd. 84,243
120,033 WH Group, Ltd.
b
127,273
24,000 Wharf Real Estate Investment
Company, Ltd. 65,544
Total 1,116,873
Denmark 1.7%
38 A.P. Moller - Maersk AS, Class A 87,715
52 A.P. Moller - Maersk AS, Class B 123,528
1,463 Carlsberg AS 191,447
1,963 Coloplast AS 111,801
9,745 Danske Bank AS 522,357
1,318 Demant AS
a
54,136
2,993 DSV AS 712,194
950 Genmab AS
a
260,445
50,116 Novo Nordisk AS 2,406,919
5,483 Novonesis (Novozymes) B 346,080
7,196 Orsted AS
a,b
161,764
1,170 Pandora AS 134,417
1,434 ROCKWOOL AS 45,994
4,757 Tryg AS 108,284
14,951 Vestas Wind Systems AS 423,314
Total 5,690,395
Finland 1.2%
2,213 Elisa Oyj 92,873
6,981 Fortum Oyj 161,501
4,250 Kesko Oyj 95,018
5,113 KONE Oyj 290,852
9,997 Metso Oyj 173,837
6,583 Neste Oil Oyj 214,934
78,185 Nokia Oyj 1,042,690
47,781 Nordea Bank Abp 906,733
1,706 Orion Oyj 140,143
37,178 Sampo Oyj 390,440
8,623 Stora Enso Oyj 91,988
8,212 UPM-Kymmene Oyj 217,678
7,596 Wartsila Corporation 290,107
Total 4,108,794
France 8.6%
833 Abivax SA
a
109,864

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
France 8.6%- continued
2,922 Accor SA $ 169,490
500 Aeroports de Paris SA 65,197
9,915 Air Liquide SA 1,963,430
5,392 Alstom SA
a
94,201
963 Amundi SA
b
92,442
24,399 AXA SA 1,222,616
5,222 Ayvens SA
b
68,786
613 BioMerieux 48,121
15,428 BNP Paribas SA 1,801,879
9,619 Bollore SA 44,598
3,448 Bouygues SA 192,549
4,944 Bureau Veritas SA 151,428
2,380 Capgemini SE 238,933
9,166 Carrefour SA 170,166
6,930 Compagnie de Saint-Gobain SA 628,427
9,671 Compagnie Generale des
Etablissements Michelin SCA 373,592
826 Covivio SA/France 50,578
14,126 Credit Agricole SA 284,116
9,808 Danone SA 801,687
266 Dassault Aviation SA 87,376
10,440 Dassault Systemes SE 212,947
1,067 Eiffage SA 157,387
27,694 Engie SA 871,653
4,686 EssilorLuxottica SA 879,895
682 Gecina SA 57,303
3,851 Groupe Eurotunnel SA 81,858
402 Hermes International SCA 735,133
522 Ipsen SA 100,599
1,110 Kering SA 313,981
3,348 Klepierre SA 139,924
3,979 Legrand SA 674,217
3,738 L'Oreal SA 1,638,572
3,872 LVMH Moet Hennessy Louis Vuitton
SE 2,141,442
28,975 Orange SA 546,431
3,042 Pernod-Ricard SA 221,116
3,562 Publicis Groupe SA 352,006
2,846 Renault SA 81,758
3,456 Rexel SA 151,409
5,371 Safran SA 2,116,602
16,976 Sanofi SA 1,451,505
454 Sartorius Stedim Biotech 94,138
8,531 Schneider Electric SE 2,791,553
9,943 Societe Generale SA 880,053
1,205 Sodexo SA 69,698
1,442 Thales SA 370,595
30,648 TotalEnergies SE 2,369,864
9,233 Veolia Environnement SA 384,749
7,248 Vinci SA 1,058,553
Total 29,604,417
Germany 8.3%
2,521 Adidas AG 517,382
5,920 Allianz SE 2,802,211
13,888 BASF SE 742,354
15,287 Bayer AG 845,494
5,031 Bayerische Motoren Werke AG 330,277
1,416 Beiersdorf AG 121,951
1,817 Brenntag AG 110,486
10,088 Commerzbank AG 429,694
1,712 Continental AG 141,659
896 CTS Eventim AG & Company KGaA 52,334
7,148 Daimler Truck Holding AG 344,740
2,600 Delivery Hero AG
a,b
106,399
Shares Common Stock  97.8% Value
Germany 8.3%- continued
28,244 Deutsche Bank AG $ 956,536
2,827 Deutsche Boerse AG 771,061
9,331 Deutsche Lufthansa AG 106,922
53,430 Deutsche Telekom AG 1,456,726
14,316 DHL Group 870,359
34,936 E.ON SE 718,418
3,988 Evonik Industries AG 72,364
2,968 Fresenius Medical Care AG 134,363
6,573 Fresenius SE & Company KGaA 300,296
2,280 GEA Group AG 156,558
938 Hannover Rueckversicherung SE 259,765
2,058 Heidelberg Materials AG 392,603
1,415 Henkel AG & Company KGaA 111,980
941 HENSOLDT AG 73,092
230 HOCHTIEF AG 133,319
20,321 Infineon Technologies AG 1,914,271
1,003 Knorr-Bremse AG 116,708
1,119 LEG Immobilien SE, DRIP
a,c
0
11,238 Mercedes-Benz Group AG 565,255
2,011 Merck KGaA 337,132
839 MTU Aero Engines AG 349,613
2,033 Muenchener Rueckversicherungs-
Gesellschaft AG 1,135,347
899 Nemetschek SE 54,732
80 Rational AG 58,607
724 Rheinmetall AG 823,751
10,014 RWE AG 647,603
16,249 SAP SE 2,504,746
1,087 Scout24 SE
b
89,954
11,560 Siemens AG 3,716,611
12,060 Siemens Energy AG 2,299,129
5,266 Siemens Healthineers AG
b
205,387
2,066 Symrise AG 207,240
924 Talanx AG 116,871
11,222 Vonovia SE 276,840
3,325 Zalando SE
a,b
96,345
Total 28,575,485
Hong Kong 1.5%
163,600 AIA Group, Ltd. 1,497,796
57,500 BOC Hong Kong (Holdings), Ltd. 312,026
27,000 CK Asset Holdings, Ltd. 152,535
41,500 CK Hutchison Holdings, Ltd. 351,739
25,500 CLP Holdings, Ltd. 238,344
31,000 Galaxy Entertainment Group, Ltd. 116,701
21,000 Henderson Land Development
Company, Ltd. 66,606
53,000 HKT Trust and HKT, Ltd. 78,851
174,162 Hong Kong and China Gas
Company, Ltd. 144,637
18,700 Hong Kong Exchanges & Clearing,
Ltd. 870,054
40,760 Link REIT 190,200
24,000 MTR Corporation, Ltd. 93,601
21,500 Power Assets Holdings, Ltd. 156,666
58,571 Sino Land Company, Ltd. 76,930
20,500 Sun Hung Kai Properties, Ltd. 295,063
5,500 Swire Pacific, Ltd. 57,450
21,500 Techtronic Industries Company,
Ltd. 357,794
Total 5,056,993
Ireland 0.4%
32,992 AIB Group plc 387,737

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
Ireland 0.4%- continued
14,792 Bank of Ireland Group plc $ 294,699
2,485 Kerry Group plc 227,950
2,384 Kingspan Group plc 218,017
3,231 Octave Intelligence plc SDR
a
52,115
6,498 Ryanair Holdings plc 203,119
Total 1,383,637
Israel 1.1%
678 Azrieli Group, Ltd. 91,922
20,385 Bank Hapoalim BM 470,189
22,995 Bank Leumi Le-Israel BM 514,596
1,208 Check Point Software Technologies,
Ltd.
a
158,767
435 Elbit Systems, Ltd. 330,763
2,166 Enlight Renewable Energy, Ltd.
a
191,275
1,841 Harel Insurance Investments &
Financial Services, Ltd. 96,982
11,046 ICL Group, Ltd. 55,406
19,038 Israel Discount Bank, Ltd. 188,502
2,428 Mizrahi Tefahot Bank, Ltd. 160,811
475 Nova, Ltd.
a
252,621
2,653 OPC Energy, Ltd.
a
82,171
3,541 Phoenix Financial, Ltd. 195,778
18,119 Teva Pharmaceutical Industries,
Ltd. ADR
a
613,872
1,739 Tower Semiconductor, Ltd.
a
450,257
Total 3,853,912
Italy 2.9%
3,190 Banca Mediolanum SPA 79,499
29,550 Banca Monte dei Paschi di Siena
SPA 367,229
17,683 Banco BPM SPA 305,780
24,347 BPER Banca SPA 382,517
1,199 Buzzi SPA 61,416
9,115 Davide Campari-Milano NV 56,782
118,652 Enel SPA 1,360,980
28,271 Eni SPA 663,282
9,522 Finecobank Banca Fineco SPA 239,420
12,661 Generali 617,259
216,774 Intesa Sanpaolo SPA 1,489,945
9,489 Italgas SPA 109,884
6,298 Leonardo SPA 338,141
3,421 Moncler SPA 199,092
7,113 Poste Italiane SPA
b
232,832
4,382 Prysmian SPA 737,677
1,627 Recordati SPA 95,373
31,379 Snam SPA 226,528
26,587 Telecom Italia SPA/Milano
a
242,080
21,894 Terna Rete Elettrica Nazionale SPA 255,657
21,119 UniCredit SPA 1,892,652
5,582 Unipol Assicurazioni SPA 156,019
Total 10,110,044
Japan 23.2%
11,400 Advantest Corporation 2,345,304
33,600 Aeon Company, Ltd. 277,877
3,000 AGC, Inc. 129,628
7,100 Aisin Corporation 96,394
13,300 Ajinomoto Company, Inc. 484,907
2,500 All Nippon Airways Company, Ltd. 45,768
21,921 Asahi Group Holdings, Ltd. 208,396
19,200 Asahi Kasei Corporation 213,544
10,600 Asics Corporation 288,306
Shares Common Stock  97.8% Value
Japan 23.2%- continued
26,800 Astellas Pharma, Inc. $ 358,495
7,800 Bandai Namco Holdings, Inc. 180,812
16,600 Bridgestone Corporation 350,021
12,500 Canon, Inc. 320,130
4,100 Capcom Company, Ltd. 75,421
11,700 Central Japan Railway Company 249,737
8,300 Chiba Bank, Ltd. 127,148
10,300 Chubu Electric Power Company,
Inc. 194,612
10,500 Chugai Pharmaceutical Company,
Ltd. 485,029
5,600 Dai Nippon Printing Company, Ltd. 102,751
4,900 Daifuku Company, Ltd. 217,070
53,500 Daiichi Life Group, Inc. 584,153
26,600 Daiichi Sankyo Company, Ltd. 427,735
4,100 Daikin Industries, Ltd. 625,409
4,400 Daito Trust Construction Company,
Ltd. 84,054
8,700 Daiwa House Industry Company,
Ltd. 235,742
19,500 Daiwa Securities Group, Inc. 193,396
24,900 Denso Corporation 286,699
1,359 DISCO Corporation 706,998
15,000 East Japan Railway Company 313,470
7,100 Ebara Corporation 278,054
4,000 Eisai Company, Ltd. 100,833
40,100 Eneos Holdings, Inc. 296,835
14,500 FANUC Corporation 667,669
3,000 Fast Retailing Company, Ltd. 1,537,033
2,100 Fuji Electric Company, Ltd. 177,880
17,400 FUJIFILM Holdings NPV 372,246
23,500 Fujikura, Ltd. 931,584
26,400 Fujitsu, Ltd. 524,568
10,000 Furukawa Electric Company, Ltd. 300,772
3,500 Hankyu Hanshin Holdings, Inc. 92,089
300 Hikari Tsushin, Inc. 65,921
68,800 Hitachi, Ltd. 1,904,116
56,400 Honda Motor Company, Ltd. 508,038
5,300 Hoya Corporation 854,897
7,200 Hulic Company, Ltd. 75,392
3,600 IBIDEN Company, Ltd. 543,533
12,000 Idemitsu Kosan Company, Ltd. 88,648
15,200 IHI Corporation 256,625
13,700 Inpex Corporation 276,442
7,900 Isuzu Motors, Ltd. 105,198
86,300 ITOCHU Corporation 984,911
14,900 Japan Exchange Group, Inc. 188,573
27,800 Japan Post Bank Company, Ltd. 529,099
26,200 Japan Post Holdings Company,
Ltd. 352,158
8,200 Japan Post Insurance Company,
Ltd. 77,510
17,100 Japan Tobacco, Inc. 630,981
9,000 JFE Holdings, Inc. 86,891
8,500 JX Advanced Metals Corporation 234,594
6,200 Kajima Corporation 226,009
14,700 Kansai Electric Power Company,
Inc. 207,738
14,200 Kao Corporation 281,425
11,400 Kawasaki Heavy Industries, Ltd. 206,307
5,500 Kawasaki Kisen Kaisha, Ltd. 84,301
45,600 KDDI Corporation 765,976
2,900 Keyence Corporation 1,465,913
10,600 Kikkoman Corporation 108,738
4,900 Kioxia Holdings Corporation
a
2,848,027

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
Japan 23.2%- continued
12,100 Kirin Holdings Company, Ltd. $ 208,679
13,400 Komatsu, Ltd. 523,236
1,500 Konami Group Corporation 164,320
15,100 Kubota Corporation 252,661
18,200 Kyocera Corporation 403,640
3,700 Kyowa Hakko Kirin Company, Ltd. 58,888
1,200 Lasertec Corporation 381,166
40,800 LY Corporation 108,592
3,400 Makita Corporation 122,268
22,000 Marubeni Corporation 641,379
5,200 Minebea Mitsumu, Inc. 154,247
18,500 Mitsubishi Chemical Group
Corporation 129,813
47,000 Mitsubishi Corporation 1,257,353
29,600 Mitsubishi Electric Corporation 1,085,565
16,100 Mitsubishi Estate Company, Ltd. 410,569
13,700 Mitsubishi HC Capital, Inc. 111,286
49,900 Mitsubishi Heavy Industries, Ltd. 1,133,863
166,200 Mitsubishi UFJ Financial Group,
Inc. 3,311,192
36,800 Mitsui & Company, Ltd. 1,027,566
38,600 Mitsui Fudosan Company, Ltd. 357,761
800 Mitsui Kinzoku Company, Ltd. 214,072
5,200 Mitsui O.S.K. Lines, Ltd. 166,579
36,830 Mizuho Financial Group, Inc. 1,768,901
18,600 MS and AD Insurance Group
Holdings, Inc. 482,111
25,200 Murata Manufacturing Company,
Ltd. 1,808,977
19,100 NEC Corporation 461,118
4,600 NEXON Company, Ltd. 61,134
13,000 Nidec Corporation
a
213,677
17,000 Nintendo Company, Ltd. 714,680
115 Nippon Building Fund, Inc. 89,203
14,800 Nippon Paint Holdings Company,
Ltd. 96,534
2,700 Nippon Sanso Holdings
Corporation 100,154
75,300 Nippon Steel Corporation 249,479
6,000 Nippon Yusen Kabushiki Kaisha 194,066
36,100 Nissan Motor Company, Ltd.
a
66,837
5,900 Nitori Holdings Company, Ltd. 87,428
10,600 Nitto Denko Corporation 208,542
45,700 Nomura Holdings, Inc. 401,243
5,900 Nomura Research Institute, Ltd. 165,519
469,200 NTT, Inc. 417,367
9,700 Obayashi Corporation 196,023
5,000 OBIC Company, Ltd. 117,424
16,500 Olympus Corporation 172,775
16,800 Oriental Land Company, Ltd. 255,830
17,100 ORIX Corporation 651,365
5,300 Osaka Gas Company, Ltd. 178,575
3,500 Otsuka Corporation 59,922
6,500 Otsuka Holdings Company, Ltd. 432,635
29,700 Pan Pacific International Holdings
Company 150,536
36,300 Panasonic Holdings Corporation 1,021,242
22,000 Rakuten Group, Inc.
a
102,689
20,600 Recruit Holdings Company, Ltd. 1,433,327
26,900 Renesas Electronics Corporation 830,372
32,300 Resona Holdings, Inc. 421,129
2,700 Resonac Holdings Corporation 300,344
7,900 Ryohin Keikaku Company, Ltd. 172,679
14,900 Sanrio Company, Ltd. 100,803
8,200 SBI Holdings, Inc. 134,470
Shares Common Stock  97.8% Value
Japan 23.2%- continued
2,400 SCREEN Holdings Company, Ltd. $ 269,224
6,200 Secom Company, Ltd. 246,302
3,100 Seibu Holdings, Inc. 60,728
9,300 Sekisui House, Ltd. 193,344
29,400 Seven & I Holdings Company, Ltd. 352,576
1,100 Shimano, Inc. 117,326
7,400 Shimizu Corporation 117,187
25,500 Shin-Etsu Chemical Company, Ltd. 1,111,532
11,800 Shionogi & Company, Ltd. 201,621
6,200 Shiseido Company, Ltd. 100,074
800 SMC Corporation 357,669
447,800 SoftBank Corporation 571,809
57,800 SoftBank Group Corporation 2,143,993
12,700 Sompo Holdings, Inc. 482,477
90,900 Sony Group Corporation 1,829,277
8,100 Subaru Corporation 118,505
63,200 Sumitomo Corporation 607,458
44,400 Sumitomo Electric Industries, Ltd. 823,936
3,700 Sumitomo Metal Mining Company,
Ltd. 171,608
56,600 Sumitomo Mitsui Financial Group,
Inc. 2,218,667
9,800 Sumitomo Mitsui Trust Group, Inc. 365,932
9,100 Sumitomo Realty & Development
Company, Ltd. 211,277
1,900 Suntory Beverage and Food, Ltd. 52,946
24,500 Suzuki Motor Corporation 296,346
6,800 T&D Holdings, Inc. 202,829
2,200 Taisei Corporation 194,749
24,800 Takeda Pharmaceutical Company,
Ltd. 790,491
29,500 TDK Corporation 661,813
20,700 Terumo Corporation 282,711
8,200 Toho Company, Ltd. 65,587
27,800 Tokio Marine Holdings, Inc. 1,222,333
7,000 Tokyo Electron, Ltd. 3,393,979
4,600 Tokyo Gas Company, Ltd. 174,183
3,400 TOPPAN Holdings, Inc. 107,807
19,900 Toray Industries, Inc. 139,392
147,500 Toyota Motor Corporation 2,470,995
9,900 Toyota Tsusho Corporation 368,499
16,500 Unicharm Corporation 95,616
6,400 West Japan Railway Company 107,192
13,900 Yamaha Motor Company, Ltd. 105,546
3,400 Yokogawa Electric Corporation 119,487
15,100 Yokohama Financial Group, Inc. 162,619
1,400 Zensho Holdings Company, Ltd. 69,700
Total 79,747,677
Jersey 0.5%
3,274 CVC Capital Partners plc
b
47,629
14,020 Experian plc 472,526
146,090 Glencore plc 996,107
11,172 Wise Group plc
a
133,924
Total 1,650,186
Luxembourg 0.6%
6,633 ArcelorMittal SA 399,922
1,780 Eurofins Scientific SE 139,293
3,890 InPost SA
a
68,554
1,400 Millicom International Cellular SA 127,064
2,287 Spotify Technology SA
a
1,050,030

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
Luxembourg 0.6%- continued
5,004 Tenaris SA $ 138,522
Total 1,923,385
Netherlands 7.6%
9,607 ABN AMRO Bank NV
b
408,602
417 Adyen NV
a,b
391,194
2,507 AerCap Holdings NV 365,470
9,246 Airbus SE 2,057,152
2,395 Akzo Nobel NV 162,873
963 Argenx SE
a
892,567
729 ASM International NV 838,334
6,040 ASML Holding NV 11,960,221
2,440 ASR Nederland NV 184,270
1,105 BE Semiconductor Industries NV 364,927
2,334 CSG NV
a
34,066
1,210 Euronext NV
b
193,540
1,384 EXOR NV 106,031
1,886 Ferrari NV 701,015
7,379 Ferrovial NV 505,759
1,870 Heineken Holding NV 142,400
4,482 Heineken NV 376,319
45,443 ING Groep NV 1,433,872
59,559 Koninklijke (Royal) KPN NV 294,148
13,760 Koninklijke Ahold Delhaize NV 553,733
11,987 Koninklijke Philips NV 325,981
7,622 Magnum Ice Cream Company NV
a
132,689
3,100 Nebius Group NV
a
856,127
4,093 NN Group NV 358,828
20,360 Prosus NV 884,712
3,207 QIAGEN NV 124,060
31,561 Stellantis NV
a
180,286
9,834 STMicroelectronics NV 727,428
15,735 Universal Music Group NV 329,640
3,528 Wolters Kluwer NV 228,119
Total 26,114,363
New Zealand 0.2%
26,453 Auckland International Airport, Ltd. 125,572
14,577 Contact Energy, Ltd. 77,195
9,139 Fisher & Paykel Healthcare
Corporation, Ltd. 203,018
14,055 Infratil, Ltd. 123,293
20,607 Meridian Energy, Ltd. 68,167
2,516 Xero, Ltd.
a
126,485
Total 723,730
Norway 0.6%
4,917 Aker BP ASA 150,016
12,646 DNB Bank ASA 376,500
10,941 Equinor ASA 345,007
3,112 Gjensidige Forsikring ASA 84,237
6,511 Kongsberg Gruppen ASA 196,215
6,769 Mowi ASA 125,045
20,012 Norsk Hydro ASA 181,084
11,298 Orkla ASA 118,783
1,055 SalMar ASA 49,376
9,582 Telenor ASA 137,266
14,567 Var Energi ASA 60,356
2,451 Yara International ASA 107,790
Total 1,931,675
Portugal 0.2%
126,705 Banco Comercial Portugues SA 149,916
Shares Common Stock  97.8% Value
Portugal 0.2%- continued
45,575 EDP SA $ 238,079
6,339 Galp Energia SGPS SA 134,348
4,407 Jeronimo Martins SGPS SA 84,403
Total 606,746
Singapore 1.4%
64,054 CapitaLand Ascendas REIT 123,361
94,970 CapitaLand Integrated Commercial
Trust 174,269
36,400 CapitaLand Investment, Ltd./
Singapore 70,154
32,130 DBS Group Holdings, Ltd. 1,626,896
22,000 Keppel, Ltd. 186,603
50,963 Oversea-Chinese Banking
Corporation, Ltd. 978,015
13,900 Sembcorp Industries, Ltd. 68,366
23,400 Singapore Airlines, Ltd. 139,156
12,500 Singapore Exchange, Ltd. 233,218
24,300 Singapore Technologies
Engineering, Ltd. 195,721
115,400 Singapore Telecommunications,
Ltd. 393,978
18,800 United Overseas Bank, Ltd. 578,943
24,900 Wilmar International, Ltd. 69,493
40,200 Yangzijiang Shipbuilding Holdings,
Ltd. 106,643
Total 4,944,816
Spain 3.8%
384 Acciona SA 121,661
2,748 ACS Actividades de Construccion y
Servicios SA 404,111
2,748 ACS Actividades de Construccion y
Servicios SA, Rights
a
5,768
11,671 Aena SME SA
b
355,645
6,835 Amadeus IT Holding SA 399,854
87,670 Banco Bilbao Vizcaya Argentaria
SA 2,207,243
74,377 Banco de Sabadell SA 263,549
222,864 Banco Santander SA 3,093,310
9,791 Bankinter SA 163,958
54,654 CaixaBank SA 774,344
7,433 Cellnex Telecom SA
b
222,214
4,950 EDP Renewables SA 79,964
4,863 Endesa SA 220,956
94,642 Iberdrola SA 2,355,591
1,177 Indra Sistemas SA 64,558
16,974 Industria de Diseno Textil SA 1,069,907
17,940 International Consolidated Airlines
Group SA 113,885
14,376 Mapfre SA 71,177
6,412 Naturgy Energy Group SA 200,978
6,315 Redeia Corporacion SA 107,294
17,201 Repsol SA 429,759
57,351 Telefonica SA 230,483
Total 12,956,209
Supranational 0.1%
1,682 Unibail-Rodamco-Westfield 196,839
Total 196,839
Sweden 3.0%
1,639 AB Industrivarden, Class A 91,954

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
Sweden 3.0%- continued
2,496 AB Industrivarden, Class C $ 137,076
4,045 Addtech AB 142,949
4,502 Alfa Laval AB 268,570
15,186 Assa Abloy AB 536,534
39,185 Atlas Copco AB, Class A 794,240
23,109 Atlas Copco AB, Class B 409,677
6,739 Beijer Ref AB 98,774
4,423 Boliden AB 249,915
9,614 Epiroc AB, Class A 263,777
5,917 Epiroc AB, Class B 137,331
6,727 EQT AB 190,304
8,929 Essity AB 252,814
1,909 Evolution Gaming Group AB
a,b
131,043
10,630 Fastighets AB Balder
a
56,699
6,583 Hennes & Mauritz AB 113,240
32,307 Hexagon AB 267,287
4,252 Indutrade AB 87,987
2,192 Investment AB Latour 43,559
26,974 Investor AB, Class B 1,120,801
1,125 L E Lundbergforetagen AB 64,853
3,298 Lifco AB 108,088
22,437 NIBE Industrier AB 83,405
4,984 Saab AB 259,838
3,424 Sagax AB 54,456
16,103 Sandvik AB 664,976
7,440 Securitas AB 122,185
22,772 Skandinaviska Enskilda Banken AB 453,414
5,140 Skanska AB 137,504
5,308 SKF AB 136,346
9,233 Svenska Cellulosa AB SCA 94,426
21,184 Svenska Handelsbanken AB 311,729
12,771 Swedbank AB 477,072
2,781 Swedish Orphan Biovitrum AB
a
132,563
8,532 Tele2 AB 148,474
41,130 Telefonaktiebolaget LM Ericsson 461,261
36,712 Telia Company AB 178,818
3,003 Trelleborg AB 125,117
24,152 Volvo AB, Class B 821,549
Total 10,230,605
Switzerland 9.5%
24,389 ABB, Ltd. 2,653,019
7,776 Alcon AG 524,335
1,433 Avolta AG 95,735
469 Banque Cantonale Vaudoise 68,663
56 Barry Callebaut AG 77,437
153 Belimo Holding AG 172,030
313 BKW FMB Energie 52,629
2 Chocoladefabriken Lindt and
Spruengli AG 237,624
3,119 Coca-Cola HBC AG 203,315
8,365 Compagnie Financiere Richemont
SA 1,930,879
2,557 DSM-Firmenich AG 242,703
109 EMS-CHEMIE Holding AG 93,435
2,869 Galderma Group AG 652,547
502 Geberit AG 334,993
144 Givaudan SA 609,086
1,199 Helvetia Baloise Holding AG 309,220
7,939 Holcim AG 715,802
3,206 Julius Baer Group, Ltd. 276,998
752 Kuehne & Nagel International AG 182,466
15 Lindt & Spruengli AG 174,251
2,261 Logitech International SA 212,101
1,093 Lonza Group AG 737,343
Shares Common Stock  97.8% Value
Switzerland 9.5%- continued
40,093 Nestle SA $ 4,112,145
28,497 Novartis AG 4,453,865
332 Partners Group Holding AG 271,936
10,932 Roche Holding AG 4,493,996
457 Roche Holding AG, Bearer Shares 191,464
6,504 Sandoz Group AG 587,662
312 Schindler Holding AG 99,181
623 Schindler Holding AG, Participation
Certificates 206,522
2,576 SGS SA 298,721
2,372 Sika AG 489,144
765 Sonova Holding AG 181,568
1,737 Straumann Holding AG 228,325
439 Swatch Group AG, Bearer Shares 107,287
433 Swiss Life Holding AG 475,984
1,249 Swiss Prime Site AG 203,807
4,649 Swiss Re AG 738,958
403 Swisscom AG 310,844
49,398 UBS Group AG 2,448,221
420 VAT Group AG
b
368,307
2,328 Zurich Insurance Group AG 1,721,865
Total 32,546,413
United Kingdom 13.3%
15,148 3i Group plc 498,127
4,051 Admiral Group plc 191,324
11,923 Airtel Africa plc
b
51,833
16,498 Anglo American plc 809,270
5,369 Antofagasta plc 272,494
4,397 Associated British Foods plc 115,591
23,531 AstraZeneca plc 4,393,351
47,144 Aviva plc 406,467
45,589 BAE Systems plc 1,117,236
212,928 Barclays plc 1,426,834
244,319 BP plc 1,505,924
31,248 British American Tobacco plc 1,933,724
89,185 BT Group plc 224,994
5,045 Bunzl plc 176,065
71,880 Centrica plc 162,898
3,108 Coca-Cola European Partners plc 311,018
26,460 Compass Group plc 854,905
34,647 Diageo plc 697,796
3,319 Endeavour Mining plc 162,569
2,867 Fresnillo plc 104,409
63,127 GSK plc 1,657,271
138,606 Haleon plc 638,719
5,760 Halma plc 301,067
267,390 HSBC Holdings plc 5,056,169
11,520 Imperial Brands plc 425,767
19,794 Informa plc 237,480
2,220 InterContinental Hotels Group plc 381,579
2,395 Intertek Group plc 184,363
26,541 J Sainsbury plc 112,630
26,298 Kingfisher plc 98,741
11,593 Land Securities Group plc 99,876
81,502 Legal & General Group plc 309,005
911,294 Lloyds TSB Group plc 1,333,708
6,936 London Stock Exchange Group plc 749,892
34,687 M&G plc 154,751
32,141 Marks & Spencer Group plc 158,659
19,426 Melrose Industries plc 122,494
77,391 National Grid plc 1,276,469
124,186 NatWest Group plc 1,095,814
1,787 Next plc 344,790
7,351 Pearson plc 116,818

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
United Kingdom 13.3%- continued
39,276 Prudential plc $ 521,666
9,992 Reckitt Benckiser Group plc 650,817
27,788 RELX plc 878,237
39,307 Rentokil Initial plc 223,538
16,599 Rio Tinto plc 1,570,349
130,694 Rolls-Royce Holdings plc 2,505,364
14,372 Sage Group plc 155,923
12,532 Schroders plc 97,682
19,037 SEGRO plc 220,841
4,217 Severn Trent plc 165,092
87,387 Shell plc 3,395,430
11,952 Smith & Nephew plc 172,733
4,736 Smiths Group plc 160,881
1,149 Spirax Group plc 104,242
18,863 SSE plc 608,570
27,698 Standard Chartered plc 749,027
10,963 Standard Life plc 121,191
99,359 Tesco plc 605,704
34,000 Unilever plc 2,042,304
11,560 United Utilities Group plc 200,590
3,620 Verisure plc
a
40,357
287,158 Vodafone Group plc 380,073
Total 45,843,502
United States 0.1%
6,388 Sunbelt Rentals Holdings, Inc. 465,995
Total 465,995
Total Common Stock
(cost $208,256,920) 335,821,637
Shares Preferred Stock 0.2%
Germany 0.2%
1,686 Dr. Ing. h.c. F. Porsche AG
b
84,171
2,374 Henkel AG & Company KGaA 199,652
2,383 Porsche Automobil Holding SE 73,605
388 Sartorius AG 101,791
3,209 Volkswagen AG 257,429
Total 716,648
Total Preferred Stock
(cost $1,020,637) 716,648
Shares or
Principal
Amount Short-Term Investments 1.8%
Federal Home Loan Bank Discount
Notes
200,000 3.600%,  7/31/2026
d,e
199,378
100,000 3.600%,  8/5/2026
d,e
99,634
100,000 3.613%,  8/21/2026
d,e
99,472
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 3.600%,  7/20/2026
d,e
199,599
Shares or
Principal
Amount Short-Term Investments  1.8% Value
State Street Institutional U.S.
Government Money Market Fund
5,384,013 3.585%
d
$ 5,384,013
Total Short-Term Investments
(cost $5,982,171) 5,982,096
Total Investments (cost
$215,259,728) 99.8% $342,520,381
Other Assets and Liabilities,
Net 0.2% 828,450
Total Net Assets 100.0% $343,348,831
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $3,663,911 or 1.1% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SDR - Swedish Depository Receipt
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 132,589,529
Gross unrealized depreciation (9,533,540)
Net unrealized appreciation (depreciation) $ 123,055,989
Cost for federal income tax purposes $ 219,423,890

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,711,013 1,177,094 11,533,919 –
Consumer Discretionary 27,129,725 561,660 26,568,065 –
Consumer Staples 22,442,225 311,018 22,131,207 –
Energy 11,080,815 – 11,080,815 –
Financials 84,250,938 75,554 84,175,382 2
Health Care 34,805,804 613,872 34,191,932 –
Industrials 63,759,008 505,333 63,253,675 –
Information Technology 41,085,639 1,014,894 40,070,745 –
Materials 20,152,238 – 20,152,238 –
Real Estate @ 5,336,977 – 5,336,977 0
Utilities 13,067,255 – 13,067,255 –
Preferred Stock
Consumer Discretionary 415,205 – 415,205 –
Consumer Staples 199,652 – 199,652 –
Health Care 101,791 – 101,791 –
Short-Term Investments 5,982,096 5,384,013 598,083 –
Subtotal Investments in Securities $342,520,381 $9,643,438 $332,876,941 $2
Total Investments at Value $342,520,381
@ Level 3 security in this section is fair valued at $<1.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 40,502 40,502 – –
Total Liability Derivatives $40,502 $40,502 $– $–
The following table presents International Index Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $598,083 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 45 September 2026 $ 7,117,427 ( $ 40,502)
Total Futures Long Contracts $ 7,117,427 ( $ 40,502)
Total Futures Contracts $ 7,117,427 ($40,502)

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 40,502
Total Equity Contracts 40,502
Total Liability Derivatives $40,502
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $1,285,150
Total Equity Contracts
1,285,150
Total $1,285,150
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts ( $ 87,786)
Total Equity Contracts (87,786)
Total ($87,786)
The following table presents International Index Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $4,050,412
Foreign Exchange Contracts
Futures - Long 3,725,155

International Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $1,747 $1,747 $– – –%
Total Collateral Held for Securities Loaned – – –
Total Value $– $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $–

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.3% Value
Communications Services 14.8%
479,534 Alphabet, Inc., Class A $ 171,371,066
401,747 Alphabet, Inc., Class C 141,949,267
207,464 Meta Platforms, Inc. 116,862,397
638,732 Netflix, Inc.
a
45,605,465
5,126 Space Exploration Technologies
Corporation
a,b
875,828
Total 476,664,023
Consumer Discretionary 12.7%
1,009,865 Amazon.com, Inc.
a
240,691,224
103,603 Hilton Worldwide Holdings, Inc. 34,236,647
118,067 Home Depot, Inc. 41,639,870
220,637 Tesla, Inc.
a
92,799,922
Total 409,367,663
Consumer Staples 2.0%
579,854 Walmart, Inc. 65,674,264
Total 65,674,264
Energy 0.5%
162,182 ConocoPhillips 16,860,441
Total 16,860,441
Financials 7.5%
113,221 American Express Company 38,297,003
178,066 JPMorgan Chase & Company 58,286,344
146,094 Morgan Stanley 30,539,490
254,362 Robinhood Markets, Inc.
a
25,507,421
260,158 Visa, Inc. 89,257,608
Total 241,887,866
Health Care 5.8%
110,304 Amgen, Inc. 39,943,285
171,379 Danaher Corporation 32,644,272
68,044 Eli Lilly & Company 81,614,015
82,311 Intuitive Surgical, Inc.
a
32,733,438
Total 186,935,010
Industrials 11.4%
56,344 Caterpillar, Inc. 60,000,726
100,411 Eaton Corporation plc 42,787,135
34,021 EMCOR Group, Inc. 28,233,347
1,001,669 Fastenal Company 48,110,162
45,303 GE Vernova, Inc. 53,224,682
153,801 General Electric Company 57,480,048
44,216 Parker-Hannifin Corporation 43,248,554
478,692 Uber Technologies, Inc.
a
34,542,415
Total 367,627,069
Information Technology 43.0%
164,698 Advanced Micro Devices, Inc.
a
95,674,715
145,458 Amphenol Corporation 25,647,155
685,383 Apple, Inc. 198,322,425
342,818 Arista Networks, Inc.
a
58,237,922
367,139 Broadcom, Inc. 138,686,757
89,407 Cadence Design Systems, Inc.
a
33,556,235
79,934 International Business Machines
Corporation 22,478,240
255,485 Lam Research Corporation 110,709,315
54,750 Micron Technology, Inc. 63,197,378
433,900 Microsoft Corporation 161,853,378
1,751,356 NVIDIA Corporation 350,428,822
Shares Common Stock  98.3% Value
Information Technology 43.0% - continued
362,632 Palantir Technologies, Inc.
a
$ 42,308,275
216,524 ServiceNow, Inc.
a
21,496,503
138,293 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 66,044,588
Total 1,388,641,708
Utilities 0.6%
71,192 Constellation Energy Corporation 17,681,957
Total 17,681,957
Total Common Stock
(cost $1,497,370,878) 3,171,340,001
Shares
Collateral Held for Securities
Loaned < 0.1% Value
837,500 Thrivent Cash Management Trust 837,500
Total Collateral Held for
Securities Loaned
(cost $837,500) 837,500
Shares or
Principal
Amount Short-Term Investments 2.1% Value
State Street Institutional U.S.
Government Money Market
Fund
68,190,352 3.585%
c
68,190,352
Total Short-Term Investments
(cost $68,190,352) 68,190,352
Total Investments (cost
$1,566,398,730) 100.4% $3,240,367,853
Other Assets and Liabilities, Net
(0.4%) (12,645,757)
Total Net Assets 100.0% $3,227,722,096
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Large Cap Growth Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 854,300
Total lending $854,300
Gross amount payable upon return of
collateral for securities loaned $837,500
Net amounts due from counterparty $(16,800)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,705,751,604
Gross unrealized depreciation (35,640,164)
Net unrealized appreciation (depreciation) $ 1,670,111,440
Cost for federal income tax purposes $ 1,570,256,413
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 476,664,023 476,664,023 – –
Consumer Discretionary 409,367,663 409,367,663 – –
Consumer Staples 65,674,264 65,674,264 – –
Energy 16,860,441 16,860,441 – –
Financials 241,887,866 241,887,866 – –
Health Care 186,935,010 186,935,010 – –
Industrials 367,627,069 367,627,069 – –
Information Technology 1,388,641,708 1,388,641,708 – –
Utilities 17,681,957 17,681,957 – –
Short-Term Investments 68,190,352 68,190,352 – –
Subtotal Investments in Securities $3,239,530,353 $3,239,530,353 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 837,500
Subtotal Other Investments $837,500
Total Investments at Value $3,240,367,853
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $1,990 $1,152 $838 838 <0.1%
Total Collateral Held for Securities Loaned – 838 <0.1
Total Value $– $838
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.8% Value
Communications Services   9.6%
216,102 Alphabet, Inc., Class A $ 77,228,372
174,189 Alphabet, Inc., Class C 61,546,199
256,077 AT&T, Inc. 5,300,794
3,082 Charter Communications, Inc.
a
438,291
131,304 Comcast Corporation 3,223,513
5,023 EchoStar Corporation
a
509,835
8,301 Electronic Arts, Inc. 1,702,037
7,352 Fox Corporation, Class A 383,480
5,124 Fox Corporation, Class B 240,008
5,832 Live Nation Entertainment, Inc.
a
1,067,898
80,934 Meta Platforms, Inc. 45,589,313
155,186 Netflix, Inc.
a
11,080,280
13,448 News Corporation, Class A 333,914
4,440 News Corporation, Class B 124,586
10,504 Omnicom Group, Inc. 765,006
11,625 Paramount Skydance Corporation
b
114,623
6,415 Take-Two Interactive Software,
Inc.
a
1,603,622
2,321 TKO Group Holdings, Inc. 467,241
17,150 T-Mobile US, Inc. 2,876,570
15,737 Trade Desk, Inc.
a
284,525
153,888 Verizon Communications, Inc. 6,515,618
63,998 Walt Disney Company 6,159,807
91,340 Warner Brothers Discovery, Inc.
a
2,435,124
Total 229,990,656
Consumer Discretionary   9.2%
15,403 Airbnb, Inc.
a
2,204,169
360,766 Amazon.com, Inc.
a
85,984,968
7,799 Aptiv plc
a
478,703
607 AutoZone, Inc.
a
1,939,936
7,221 Best Buy Company, Inc. 547,930
28,558 Booking Holdings, Inc. 5,090,178
47,411 Carnival Corporation, Ltd. 1,354,532
26,398 Carvana Company
a
1,737,516
47,274 Chipotle Mexican Grill, Inc.
a
1,607,316
9,720 D.R. Horton, Inc. 1,583,194
4,221 Darden Restaurants, Inc. 869,568
5,231 Deckers Outdoor Corporation
a
519,386
1,128 Domino's Pizza, Inc. 333,933
13,947 DoorDash, Inc.
a
2,573,640
16,363 eBay, Inc. 1,828,565
4,220 Expedia Group, Inc. 1,079,814
144,242 Ford Motor Company 2,004,964
6,041 Garmin, Ltd. 1,434,979
33,230 General Motors Company 2,561,368
5,072 Genuine Parts Company 598,395
4,954 Hasbro, Inc. 409,151
8,390 Hilton Worldwide Holdings, Inc. 2,772,559
36,708 Home Depot, Inc. 12,946,177
10,989 Las Vegas Sands Corporation 507,582
7,933 Lennar Corporation 717,857
20,641 Lowe's Companies, Inc. 4,551,134
3,859 Lululemon Athletica, Inc.
a
440,621
8,066 Marriott International, Inc./MD 2,989,179
26,185 McDonald's Corporation 7,078,067
7,072 MGM Resorts International
a
338,112
44,207 NIKE, Inc. 1,814,697
16,920 Norwegian Cruise Line Holdings,
Ltd.
a
357,181
99 NVR, Inc.
a
674,527
30,542 O'Reilly Automotive, Inc.
a
2,812,613
7,020 PulteGroup, Inc. 963,214
1,425 Ralph Lauren Corporation 572,009
11,873 Ross Stores, Inc. 2,527,168
Shares Common Stock  98.8% Value
Consumer Discretionary   9.2% - continued
9,192 Royal Caribbean Cruises, Ltd. $ 2,918,736
42,003 Starbucks Corporation 4,292,287
7,446 Tapestry, Inc. 1,089,945
103,756 Tesla, Inc.
a
43,639,774
40,754 TJX Companies, Inc. 6,174,231
19,328 Tractor Supply Company 610,958
1,605 Ulta Beauty, Inc.
a
723,823
4,339 Williams-Sonoma, Inc. 1,011,421
3,091 Wynn Resorts, Ltd. 300,105
10,158 Yum! Brands, Inc. 1,623,858
Total 221,190,040
Consumer Staples   4.5%
61,543 Altria Group, Inc. 4,428,019
17,762 Archer-Daniels-Midland Company 1,357,017
6,205 Brown-Forman Corporation 165,363
5,005 Bunge Global SA 534,184
1,362 Casey's General Stores, Inc. 1,082,504
8,732 Church & Dwight Company, Inc. 845,956
4,456 Clorox Company 425,281
142,709 Coca-Cola Company 11,597,961
29,490 Colgate-Palmolive Company 2,703,643
5,140 Constellation Brands, Inc. 714,923
16,351 Costco Wholesale Corporation 15,295,870
8,116 Dollar General Corporation 934,233
6,674 Dollar Tree, Inc.
a
807,220
9,114 Estee Lauder Companies, Inc. 719,550
19,668 General Mills, Inc. 684,446
5,463 Hershey Company 958,483
10,749 Hormel Foods Corporation 266,790
3,930 J.M. Smucker Company 442,125
70,761 Kenvue, Inc. 1,352,243
50,143 Keurig Dr Pepper, Inc. 1,641,180
12,233 Kimberly-Clark Corporation 1,342,816
31,465 Kraft Heinz Company 743,203
20,905 Kroger Company 1,160,855
9,361 McCormick & Company, Inc. 471,982
5,913 Molson Coors Beverage Company 230,371
47,308 Mondelez International, Inc. 2,736,295
26,312 Monster Beverage Corporation
a
2,529,110
50,371 PepsiCo, Inc. 6,820,233
57,440 Philip Morris International, Inc. 10,391,470
85,819 Procter & Gamble Company 12,584,498
17,623 Sysco Corporation 1,472,930
16,738 Target Corporation 2,186,150
10,397 Tyson Foods, Inc. 595,228
161,571 Walmart, Inc. 18,299,532
Total 108,521,664
Energy   2.9%
13,027 APA Corporation 424,289
36,562 Baker Hughes Company 2,029,191
68,995 Chevron Corporation 11,436,611
44,899 ConocoPhillips 4,667,700
42,491 Devon Energy Corporation 1,755,728
7,154 Diamondback Energy, Inc. 1,257,530
19,630 EOG Resources, Inc. 2,546,600
23,052 EQT Corporation 1,225,675
8,817 Expand Energy Corporation 804,022
152,759 Exxon Mobil Corporation 20,885,210
30,788 Halliburton Company 1,045,253
72,155 Kinder Morgan, Inc. 2,306,795
10,759 Marathon Petroleum Corporation 2,750,754
26,759 Occidental Petroleum Corporation 1,299,685

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.8% Value
Energy   2.9% - continued
23,219 ONEOK, Inc. $ 2,018,660
14,776 Phillips 66 2,497,883
55,099 SLB, Ltd. 2,561,552
7,911 Targa Resources Corporation 2,121,256
2,135 Texas Pacific Land Corporation 934,361
10,943 Valero Energy Corporation 2,849,995
45,073 Williams Companies, Inc. 3,350,727
Total 70,769,477
Financials   11.6%
16,882 Aflac, Inc. 1,979,414
9,487 Allstate Corporation 2,257,337
19,614 American Express Company 6,634,435
19,540 American International Group, Inc. 1,456,316
3,313 Ameriprise Financial, Inc. 1,519,872
7,871 Aon plc 2,610,732
16,998 Apollo Global Management, Inc. 2,011,033
12,825 Arch Capital Group, Ltd.
a
1,244,794
7,774 Ares Management Corporation 865,324
9,468 Arthur J. Gallagher & Company 2,173,569
1,826 Assurant, Inc. 490,336
240,617 Bank of America Corporation 13,710,357
25,296 Bank of New York Mellon
Corporation 3,658,055
67,566 Berkshire Hathaway, Inc.
a
33,809,351
5,321 BlackRock, Inc. 5,116,461
27,378 Blackstone, Inc. 3,221,569
19,724 Block, Inc.
a
1,499,024
10,743 Brown & Brown, Inc. 689,163
22,934 Capital One Financial Corporation 4,601,019
3,857 Cboe Global Markets, Inc. 935,978
60,249 Charles Schwab Corporation 5,559,175
13,294 Chubb, Ltd. 4,529,798
5,701 Cincinnati Financial Corporation 1,055,483
62,858 Citigroup, Inc. 8,797,606
15,585 Citizens Financial Group, Inc. 1,092,041
13,354 CME Group, Inc. 2,948,964
8,197 Coinbase Global, Inc.
a
1,198,319
2,409 Corpay, Inc.
a
802,847
936 Erie Indemnity Company
b
224,406
1,458 Everest Group, Ltd. 520,841
1,343 FactSet Research Systems, Inc.
b
308,997
19,049 Fidelity National Information
Services, Inc. 740,625
33,402 Fifth Third Bancorp 1,882,871
19,653 Fiserv, Inc.
a
963,980
11,299 Franklin Resources, Inc. 375,918
2,862 Global Life, Inc. 511,382
8,569 Global Payments, Inc. 621,767
10,872 Goldman Sachs Group, Inc. 10,995,615
10,103 Hartford Insurance Group, Inc. 1,338,850
74,709 Huntington Bancshares, Inc./OH 1,324,591
16,418 Interactive Brokers Group, Inc. 1,429,023
20,842 Intercontinental Exchange, Inc. 2,565,859
16,337 Invesco, Ltd. 431,133
2,619 Jack Henry & Associates, Inc. 360,741
98,752 JPMorgan Chase & Company 32,324,492
33,965 KeyCorp 782,893
25,480 KKR & Company, Inc. 2,338,554
6,218 Loews Corporation 703,940
5,397 M&T Bank Corporation 1,284,540
17,756 Marsh & McLennan Companies,
Inc. 2,959,392
29,737 Mastercard, Inc. 15,272,923
19,919 MetLife, Inc. 1,685,347
Shares Common Stock  98.8% Value
Financials   11.6% - continued
5,537 Moody's Corporation $ 2,507,818
44,179 Morgan Stanley 9,235,178
2,683 MSCI, Inc. 1,502,587
16,466 Nasdaq, Inc. 1,297,850
6,820 Northern Trust Corporation 1,185,589
32,509 PayPal Holdings, Inc. 1,403,739
14,799 PNC Financial Services Group,
Inc. 3,643,810
7,244 Principal Financial Group, Inc. 780,758
21,535 Progressive Corporation 4,704,321
12,788 Prudential Financial, Inc. 1,380,209
6,392 Raymond James Financial, Inc. 971,776
31,451 Regions Financial Corporation 949,820
29,159 Robinhood Markets, Inc.
a
2,924,065
11,174 S&P Global, Inc. 4,550,723
10,200 State Street Corporation 1,729,920
12,397 Synchrony Financial 942,792
7,897 T. Rowe Price Group, Inc. 897,810
7,837 Travelers Companies, Inc. 2,587,150
45,916 Truist Financial Corporation 2,287,535
57,209 U.S. Bancorp 3,455,424
61,168 Visa, Inc. 20,986,129
10,839 W.R. Berkley Corporation 764,475
112,781 Wells Fargo & Company 9,320,222
3,481 Willis Towers Watson plc 909,829
Total 279,336,581
Health Care   8.8%
64,193 Abbott Laboratories 5,824,873
65,114 AbbVie, Inc. 16,385,287
10,415 Agilent Technologies, Inc. 1,383,424
2,455 Align Technology, Inc.
a
414,060
19,891 Amgen, Inc. 7,202,929
19,034 Baxter International, Inc. 405,805
10,155 Becton, Dickinson and Company 1,536,756
5,441 Biogen, Inc.
a
1,175,582
5,770 Bio-Techne Corporation
b
407,651
54,779 Boston Scientific Corporation
a
2,337,968
75,259 Bristol-Myers Squibb Company 4,336,424
8,632 Cardinal Health, Inc. 2,050,618
7,170 Cencora, Inc. 2,028,967
17,289 Centene Corporation
a
1,109,781
1,775 Charles River Laboratories
International, Inc.
a
402,552
9,749 Cigna Group 2,687,604
7,191 Cooper Companies, Inc.
a
515,667
47,023 CVS Health Corporation 4,864,529
23,215 Danaher Corporation 4,421,993
1,183 DaVita, Inc.
a
263,194
14,221 Dexcom, Inc.
a
957,784
21,221 Edwards Lifesciences Corporation
a
1,919,652
8,003 Elevance Health, Inc. 3,095,000
29,154 Eli Lilly & Company 34,968,182
16,765 GE HealthCare Technologies, Inc. 1,073,128
45,757 Gilead Sciences, Inc. 5,780,939
5,723 HCA Healthcare, Inc. 2,231,340
3,569 Henry Schein, Inc.
a
298,083
4,425 Humana, Inc. 1,757,699
2,907 IDEXX Laboratories, Inc.
a
1,530,361
6,185 Incyte Corporation
a
701,132
2,553 Insulet Corporation
a
388,694
13,052 Intuitive Surgical, Inc.
a
5,190,519
6,151 IQVIA Holding, Inc.
a
1,188,496
88,716 Johnson & Johnson 22,531,203
3,022 Labcorp Holdings, Inc. 846,160

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.8% Value
Health Care   8.8% - continued
4,430 McKesson Corporation $ 3,347,308
47,317 Medtronic plc 3,701,609
91,024 Merck & Company, Inc. 11,696,584
745 Mettler-Toledo International, Inc.
a
951,745
13,015 Moderna, Inc.
a
911,440
210,049 Pfizer, Inc. 5,057,980
4,080 Quest Diagnostics, Inc. 864,756
3,683 Regeneron Pharmaceuticals, Inc. 2,296,498
5,346 ResMed, Inc. 1,041,828
4,111 Revvity, Inc. 457,390
5,425 Solventum Corporation
a
418,539
3,614 STERIS plc 761,000
12,716 Stryker Corporation 4,003,505
13,696 Thermo Fisher Scientific, Inc. 6,866,627
8,425 TPG, Inc./Hologic, CVR
a,c
1
33,469 UnitedHealth Group, Inc. 13,910,720
1,964 Universal Health Services, Inc. 292,027
5,533 Veeva Systems, Inc.
a
981,942
9,354 Vertex Pharmaceuticals, Inc.
a
4,646,412
42,919 Viatris, Inc. 681,554
3,619 Waters Corporation
a
1,357,270
2,604 West Pharmaceutical Services,
Inc. 934,836
7,130 Zimmer Biomet Holdings, Inc. 613,822
15,450 Zoetis, Inc. 1,110,237
Total 211,119,666
Industrials   8.8%
19,222 3M Company 3,112,234
4,126 A.O. Smith Corporation 258,783
3,167 Allegion plc 444,932
8,447 AMETEK, Inc. 2,043,667
14,732 Automatic Data Processing, Inc. 3,299,231
2,971 Axon Enterprise, Inc.
a
1,665,572
29,052 Boeing Company
a
6,288,886
4,263 Broadridge Financial Solutions,
Inc. 583,818
3,964 Builders FirstSource, Inc.
a
354,699
4,344 C.H. Robinson Worldwide, Inc. 818,149
28,774 Carrier Global Corporation 2,110,573
16,975 Caterpillar, Inc. 18,076,677
12,533 Cintas Corporation 2,131,613
1,295 Comfort Systems USA, Inc. 2,566,625
32,662 Copart, Inc.
a
920,742
68,481 CSX Corporation 3,254,902
5,085 Cummins, Inc. 3,626,673
9,258 Deere & Company 5,872,627
24,082 Delta Air Lines, Inc. 2,255,520
4,963 Dover Corporation 1,113,102
14,311 Eaton Corporation plc 6,098,203
1,638 EMCOR Group, Inc. 1,359,343
20,642 Emerson Electric Company 2,954,902
4,388 Equifax, Inc. 696,463
4,820 Expeditors International of
Washington, Inc. 785,564
42,310 Fastenal Company 2,032,149
8,090 FedEx Corporation 2,533,222
4,006 FedEx Freight Holding Company,
Inc.
a
604,906
11,235 Fortive Corporation 686,346
9,904 GE Vernova, Inc. 11,635,813
2,170 Generac Holdings, Inc.
a
635,398
9,354 General Dynamics Corporation 3,313,561
38,452 General Electric Company 14,370,666
11,677 Honeywell Aerospace, Inc.
a
2,581,441
Shares Common Stock  98.8% Value
Industrials   8.8% - continued
11,676 Honeywell International, Inc. $ 2,614,256
14,746 Howmet Aerospace, Inc. 3,964,610
1,947 Hubbell, Inc. 1,018,670
1,452 Huntington Ingalls Industries, Inc. 406,400
2,728 IDEX Corporation 619,120
9,649 Illinois Tool Works, Inc. 2,609,765
13,124 Ingersoll Rand, Inc. 1,076,037
4,352 Jacobs Solutions, Inc. 548,352
2,746 JB Hunt Transport Services, Inc. 794,775
22,485 Johnson Controls International plc 3,285,283
6,866 L3Harris Technologies, Inc. 1,995,191
4,636 Leidos Holdings, Inc. 477,369
1,167 Lennox International, Inc.
b
668,633
7,478 Lockheed Martin Corporation 3,809,742
7,435 Masco Corporation 604,986
1,953 Nordson Corporation 589,201
8,277 Norfolk Southern Corporation 2,603,861
4,920 Northrop Grumman Corporation 2,505,805
6,745 Old Dominion Freight Line, Inc. 1,460,967
14,142 Otis Worldwide Corporation 1,012,567
19,396 PACCAR, Inc. 2,329,848
4,647 Parker-Hannifin Corporation 4,545,324
11,884 Paychex, Inc. 1,168,554
5,956 Pentair plc 456,587
5,530 Quanta Services, Inc. 3,981,821
7,370 Republic Services, Inc. 1,570,400
4,101 Rockwell Automation, Inc. 2,030,323
10,824 Rollins, Inc. 451,794
49,631 RTX Corporation 9,416,490
1,909 Snap-On, Inc. 768,182
18,013 Southwest Airlines Company 926,228
5,729 Stanley Black & Decker, Inc. 539,213
6,409 Textron, Inc. 587,898
8,147 Trane Technologies plc 4,001,481
2,061 TransDigm Group, Inc. 2,745,334
75,021 Uber Technologies, Inc.
a
5,413,515
21,881 Union Pacific Corporation 5,951,632
11,962 United Airlines Holdings, Inc.
a
1,626,712
27,515 United Parcel Service, Inc. 2,957,862
2,309 United Rentals, Inc. 2,615,843
9,051 Veralto Corporation 802,643
4,829 Verisk Analytics, Inc. 866,950
14,156 Vertiv Holdings Company 4,739,712
1,601 W.W. Grainger, Inc. 2,178,000
6,253 Wabtec Corporation 1,685,809
13,616 Waste Management, Inc. 3,034,734
8,760 Xylem, Inc. 1,035,520
Total 212,181,001
Information Technology   37.6%
22,626 Accenture plc 2,815,579
14,897 Adobe, Inc.
a
3,054,183
60,095 Advanced Micro Devices, Inc.
a
34,909,786
5,358 Akamai Technologies, Inc.
a
633,369
45,339 Amphenol Corporation 7,994,173
17,992 Analog Devices, Inc. 7,145,883
541,293 Apple, Inc. 156,628,543
29,248 Applied Materials, Inc. 21,146,304
9,915 AppLovin Corporation
a
5,108,505
38,054 Arista Networks, Inc.
a
6,464,614
7,782 Autodesk, Inc.
a
1,512,976
174,493 Broadcom, Inc. 65,914,731
10,165 Cadence Design Systems, Inc.
a
3,815,128
4,708 CDW Corporation 662,133
5,211 Ciena Corporation
a
2,556,308

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.8% Value
Information Technology   37.6% - continued
145,571 Cisco Systems, Inc. $ 17,098,770
17,464 Cognizant Technology Solutions
Corporation 676,381
7,210 Coherent Corporation
a
2,844,129
28,864 Corning, Inc. 7,372,732
9,381 CrowdStrike Holdings, Inc.
a
7,159,016
12,192 Datadog, Inc.
a
3,174,309
10,661 Dell Technologies, Inc. 4,599,795
2,079 F5, Inc.
a
864,781
855 Fair Isaac Corporation
a
1,021,537
3,960 First Solar, Inc.
a
934,402
13,550 Flex, Ltd.
a
2,196,049
22,951 Fortinet, Inc.
a
3,525,733
2,467 Gartner, Inc.
a
319,773
20,312 Gen Digital, Inc. 505,566
4,880 GoDaddy, Inc.
a
414,214
48,900 Hewlett Packard Enterprise
Company 2,205,879
33,705 HP, Inc. 739,488
174,116 Intel Corporation
a
24,311,817
34,639 International Business Machines
Corporation 9,740,833
10,192 Intuit, Inc. 2,660,112
3,888 Jabil, Inc. 1,498,746
6,321 Keysight Technologies, Inc.
a
2,212,792
48,142 KLA Corporation 14,524,923
46,089 Lam Research Corporation 19,971,746
2,867 Lumentum Holdings, Inc.
a
2,460,058
32,268 Marvell Technology, Inc. 9,612,315
19,943 Microchip Technology, Inc. 1,818,802
41,562 Micron Technology, Inc. 47,974,601
273,770 Microsoft Corporation 102,121,685
1,811 Monolithic Power Systems, Inc. 2,503,454
6,118 Motorola Solutions, Inc. 2,540,744
7,272 NetApp, Inc. 1,125,415
892,632 NVIDIA Corporation 178,606,737
9,305 NXP Semiconductors NV 2,614,984
14,443 ON Semiconductor Corporation
a
1,365,441
62,537 Oracle Corporation 9,164,797
84,620 Palantir Technologies, Inc.
a
9,872,615
29,889 Palo Alto Networks, Inc.
a
10,192,747
4,257 PTC, Inc.
a
483,638
7,715 Qnity Electronics, Inc. 1,259,937
38,845 Qualcomm, Inc. 7,178,168
3,719 Roper Industries, Inc. 1,258,472
30,149 Salesforce, Inc. 4,723,142
5,458 SanDisk Corporation
a
12,410,018
8,264 Seagate Technology Holdings plc 7,974,760
38,008 ServiceNow, Inc.
a
3,773,434
5,543 Skyworks Solutions, Inc.
b
375,815
20,741 Super Micro Computer, Inc.
a
608,334
7,060 Synopsys, Inc.
a
3,149,254
10,758 TE Connectivity plc 2,168,920
1,707 Teledyne Technologies, Inc.
a
1,138,398
5,769 Teradyne, Inc. 2,791,273
33,541 Texas Instruments, Inc. 9,997,566
8,591 Trimble, Inc.
a
439,687
1,554 Tyler Technologies, Inc.
a
454,483
3,018 VeriSign, Inc. 759,208
12,703 Western Digital Corporation 8,113,660
7,508 Workday, Inc.
a
919,129
1,755 Zebra Technologies Corporation
a
462,021
Total 903,349,450
Shares Common Stock  98.8% Value
Materials   1.8%
8,207 Air Products and Chemicals, Inc. $ 2,406,128
4,346 Albemarle Corporation 586,840
17,039 Amcor plc 738,641
2,819 Avery Dennison Corporation 457,665
9,812 Ball Corporation 612,269
5,662 CF Industries Holdings, Inc. 612,968
24,649 Corteva, Inc. 2,087,524
24,626 CRH plc 2,634,982
26,562 Dow, Inc. 726,736
5,035 DuPont de Nemours, Inc. 682,947
9,335 Ecolab, Inc. 2,600,824
52,980 Freeport-McMoRan, Inc. 3,331,912
9,409 International Flavors & Fragrances,
Inc. 745,381
19,515 International Paper Company 743,521
17,040 Linde plc 8,842,738
9,517 LyondellBasell Industries NV 501,070
2,213 Martin Marietta Materials, Inc. 1,276,237
11,714 Mosaic Company 248,220
39,344 Newmont Corporation 3,674,730
8,393 Nucor Corporation 1,869,541
3,263 Packaging Corporation of America 777,508
8,215 PPG Industries, Inc. 996,397
8,453 Sherwin-Williams Company 2,910,537
19,329 Smurfit WestRock plc 894,160
4,996 Steel Dynamics, Inc. 1,146,382
4,782 Vulcan Materials Company 1,410,738
Total 43,516,596
Real Estate   1.8%
5,780 Alexandria Real Estate Equities,
Inc. 305,473
17,170 American Tower Corporation 2,808,497
5,120 AvalonBay Communities, Inc. 966,093
5,466 BXP, Inc. 362,450
3,705 Camden Property Trust 424,185
10,792 CBRE Group, Inc.
a
1,453,574
15,050 CoStar Group, Inc.
a
426,216
16,085 Crown Castle, Inc. 1,218,117
12,174 Digital Realty Trust, Inc. 2,186,207
3,635 Equinix, Inc. 3,789,088
12,566 Equity Residential 853,608
2,368 Essex Property Trust, Inc. 690,485
7,786 Extra Space Storage, Inc. 1,131,306
2,897 Federal Realty Investment Trust 357,606
25,408 Healthpeak Properties, Inc. 543,731
23,474 Host Hotels & Resorts, Inc. 556,569
20,142 Invitation Homes, Inc. 608,490
10,965 Iron Mountain, Inc. 1,384,989
24,854 Kimco Realty Corporation 630,049
4,289 Mid-America Apartment
Communities, Inc. 595,914
34,361 Prologis, Inc. 4,654,885
5,823 Public Storage 1,853,519
34,366 Realty Income Corporation 2,129,317
6,073 Regency Centers Corporation 484,261
3,909 SBA Communications Corporation 689,782
11,951 Simon Property Group, Inc. 2,672,841
10,897 UDR, Inc. 435,008
17,917 Ventas, Inc. 1,591,030
40,276 VICI Properties, Inc. 1,069,328
26,016 Welltower, Inc. 5,904,851

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.8% Value
Real Estate   1.8% - continued
26,574 Weyerhaeuser Company $ 636,182
Total 43,413,651
Utilities   2.2%
26,283 AES Corporation 385,309
9,519 Alliant Energy Corporation 726,205
10,200 Ameren Corporation 1,153,008
20,053 American Electric Power
Company, Inc. 2,743,451
7,197 American Water Works Company,
Inc. 946,981
6,152 Atmos Energy Corporation 1,059,805
24,109 CenterPoint Energy, Inc.
b
1,061,760
11,385 CMS Energy Corporation 870,952
13,582 Consolidated Edison, Inc. 1,502,577
11,782 Constellation Energy Corporation 2,926,295
32,412 Dominion Energy, Inc. 2,213,415
7,667 DTE Energy Company 1,168,221
28,732 Duke Energy Corporation 3,636,897
14,181 Edison International 1,055,775
16,875 Entergy Corporation 1,938,263
8,495 Evergy, Inc. 734,223
13,860 Eversource Energy 1,001,662
37,710 Exelon Corporation 1,758,040
19,186 FirstEnergy Corporation 912,102
76,854 NextEra Energy, Inc. 6,745,476
17,669 NiSource, Inc. 840,161
7,776 NRG Energy, Inc. 1,135,763
81,162 PG&E Corporation 1,365,145
4,466 Pinnacle West Capital Corporation 477,862
27,727 PPL Corporation 1,007,876
18,365 Public Service Enterprise Group,
Inc. 1,490,503
24,091 Sempra 2,233,477
41,546 Southern Company 3,976,368
11,681 Vistra Energy Corporation 1,852,957
12,004 WEC Energy Group, Inc. 1,401,707
23,007 Xcel Energy, Inc. 1,847,462
Total 52,169,698
Total Common Stock
(cost $538,852,104) 2,375,558,480
Shares
Collateral Held for Securities
Loaned 0.1% Value
3,156,525 Thrivent Cash Management Trust 3,156,525
Total Collateral Held for
Securities Loaned
(cost $3,156,525) 3,156,525
Shares or
Principal
Amount Short-Term Investments 1.2% Value
Federal Home Loan Bank Discount
Notes
700,000 3.610%, 7/8/2026
d,e
699,439
1,300,000 3.630%, 8/21/2026
d,e
1,293,127
400,000 3.620%, 8/26/2026
d,e
397,682
Shares or
Principal
Amount Short-Term Investments  1.2% Value
State Street Institutional U.S.
Government Money Market
Fund
25,304,394 3.585%
d
$ 25,304,394
Total Short-Term Investments
(cost $27,694,965) 27,694,642
Total Investments (cost
$569,703,594) 100.1% $2,406,409,647
Other Assets and Liabilities, Net
(0.1%) (2,098,045)
Total Net Assets 100.0% $2,404,311,602
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Large Cap Index Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 3,028,527
Total lending $3,028,527
Gross amount payable upon return of
collateral for securities loaned $3,156,525
Net amounts due to counterparty $127,998
Definitions:
CVR - Contingent Value Right
plc - Public Limited Company
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,849,623,758
Gross unrealized depreciation (24,964,444)
Net unrealized appreciation (depreciation) $ 1,824,659,314
Cost for federal income tax purposes $ 581,930,367

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 229,990,656 229,990,656 – –
Consumer Discretionary 221,190,040 221,190,040 – –
Consumer Staples 108,521,664 108,521,664 – –
Energy 70,769,477 70,769,477 – –
Financials 279,336,581 279,336,581 – –
Health Care 211,119,666 211,119,665 – 1
Industrials 212,181,001 212,181,001 – –
Information Technology 903,349,450 903,349,450 – –
Materials 43,516,596 43,516,596 – –
Real Estate 43,413,651 43,413,651 – –
Utilities 52,169,698 52,169,698 – –
Short-Term Investments 27,694,642 25,304,394 2,390,248 –
Subtotal Investments in Securities $2,403,253,122 $2,400,862,873 $2,390,248 $1
Other Investments  * Total
Collateral Held for Securities Loaned 3,156,525
Subtotal Other Investments $3,156,525
Total Investments at Value $2,406,409,647
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 180,034 180,034 – –
Total Asset Derivatives $180,034 $180,034 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $2,390,248 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 78 September 2026 $ 29,258,141 $ 180,034
Total Futures Long Contracts $ 29,258,141 $ 180,034
Total Futures Contracts $ 29,258,141 $180,034

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Large Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 180,034
Total Equity Contracts 180,034
Total Asset Derivatives $180,034
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $397,765
Total Equity Contracts
397,765
Total $397,765
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $ 465,626
Total Equity Contracts 465,626
Total $465,626
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $17,024,525

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $21,610 $18,453 $3,157 3,157 0.1%
Total Collateral Held for Securities Loaned – 3,157 0.1
Total Value $– $3,157
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $–

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.0% Value
Communications Services   6.1%
271,208 Alphabet, Inc., Class C $ 95,825,923
888,363 Comcast Corporation 21,809,312
51,102 Meta Platforms, Inc. 28,785,245
904,808 Universal Music Group NV 18,955,250
1,085,359 Warner Brothers Discovery, Inc.
a
28,935,671
1,197,462 Warner Music Group Corporation 32,415,296
Total 226,726,697
Consumer Discretionary   6.3%
338,884 Amazon.com, Inc.
a
80,769,613
334,646 Aptiv plc
a
20,540,571
185,118 D.R. Horton, Inc. 30,152,020
218,515 Lowe's Companies, Inc. 48,180,372
1,135,404 Sony Group Corporation ADR 22,776,204
403,950 Wyndham Hotels & Resorts, Inc. 34,016,630
Total 236,435,410
Consumer Staples   4.6%
1,362,538 Keurig Dr Pepper, Inc. 44,595,869
171,946 PepsiCo, Inc. 23,281,488
677,383 Sysco Corporation 56,615,671
825,556 Unilever plc ADR 49,632,427
Total 174,125,455
Energy   8.2%
393,873 ConocoPhillips 40,947,037
981,623 Devon Energy Corporation 40,560,662
1,448,610 Enterprise Products Partners, LP 53,250,904
739,368 Exxon Mobil Corporation 101,086,393
1,028,731 Halliburton Company 34,925,418
136,248 Marathon Petroleum Corporation 34,834,526
Total 305,604,940
Financials   18.8%
92,700 Allstate Corporation 22,057,038
473,695 American International Group, Inc. 35,304,488
1,674,158 Bank of America Corporation 95,393,523
335,613 Bank of New York Mellon
Corporation 48,532,996
80,499 Berkshire Hathaway, Inc.
a
40,280,895
326,812 Capital One Financial Corporation 65,565,024
475,080 Charles Schwab Corporation 43,835,632
99,544 Chubb, Ltd. 33,918,623
1,152,033 Huntington Bancshares, Inc./OH 20,425,545
216,104 Intercontinental Exchange, Inc. 26,604,563
228,298 JPMorgan Chase & Company 74,728,784
392,177 MetLife, Inc. 33,182,096
330,085 Morgan Stanley 69,000,968
1,161,385 Wells Fargo & Company 95,976,856
Total 704,807,031
Health Care   13.0%
310,190 Bristol-Myers Squibb Company 17,873,148
70,057 Cencora, Inc. 19,824,730
196,384 Cigna Group 54,139,141
252,860 Gilead Sciences, Inc. 31,946,332
224,988 ICON plc
a
39,082,666
309,602 Johnson & Johnson 78,629,620
202,968 Labcorp Holdings, Inc. 56,831,040
682,389 Merck & Company, Inc. 87,686,987
39,547 Regeneron Pharmaceuticals, Inc. 24,659,136
101,742 UnitedHealth Group, Inc. 42,287,027
Shares Common Stock  99.0% Value
Health Care   13.0% - continued
411,869 Zimmer Biomet Holdings, Inc. $ 35,457,802
Total 488,417,629
Industrials   12.3%
661,340 Amentum Holdings, Inc.
a
13,669,898
4,548,748 CNH Industrial NV 51,082,440
1,251,145 CSX Corporation 59,466,922
531,601 Delta Air Lines, Inc. 49,789,750
568,412 Flowserve Corporation 42,153,434
123,714 General Dynamics Corporation 43,824,447
415,059 Hexcel Corporation 41,530,803
120,682 Honeywell Aerospace, Inc.
a
26,680,376
120,682 Honeywell International, Inc. 27,020,700
191,957 Jacobs Solutions, Inc. 24,186,582
140,947 JB Hunt Transport Services, Inc. 40,794,290
139,296 L3Harris Technologies, Inc. 40,478,025
Total 460,677,667
Information Technology   15.6%
100,597 Applied Materials, Inc. 72,731,631
882,604 Cisco Systems, Inc. 103,670,666
83,170 International Business Machines
Corporation 23,388,236
291,854 Microsoft Corporation 108,867,379
344,561 Qualcomm, Inc. 63,671,427
617,038 Samsung Electronics Company,
Ltd. 136,919,031
288,722 TD SYNNEX Corporation 77,186,939
Total 586,435,309
Materials   4.4%
343,938 CF Industries Holdings, Inc. 37,234,728
289,113 Crown Holdings, Inc. 32,328,616
171,179 Eastman Chemical Company 11,465,569
398,983 International Paper Company 15,201,252
227,678 Nucor Corporation 50,715,275
217,372 Solstice Advanced Materials, Inc. 19,259,159
Total 166,204,599
Real Estate   3.3%
100,969 AvalonBay Communities, Inc. 19,051,841
220,754 CBRE Group, Inc.
a
29,733,356
541,145 Crown Castle, Inc. 40,980,911
1,587,213 Healthcare Realty Trust, Inc. 32,014,086
Total 121,780,194
Utilities   6.4%
215,485 Constellation Energy Corporation 53,520,010
426,132 Duke Energy Corporation 53,939,789
574,436 Entergy Corporation 65,979,719
320,219 Evergy, Inc. 27,676,528
250,251 Vistra Energy Corporation 39,697,316
Total 240,813,362
Total Common Stock
(cost $2,391,667,758) 3,712,028,293

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 0.9% Value
State Street Institutional U.S.
Government Money Market
Fund
33,933,577 3.585%
b
$ 33,933,577
Total Short-Term Investments
(cost $33,933,577) 33,933,577
Total Investments (cost
$2,425,601,335) 99.9% $3,745,961,870
Other Assets and Liabilities, Net
0.1% 1,955,293
Total Net Assets 100.0% $3,747,917,163
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,418,379,243
Gross unrealized depreciation (74,949,987)
Net unrealized appreciation (depreciation) $ 1,343,429,256
Cost for federal income tax purposes $ 2,402,532,614
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 226,726,697 207,771,447 18,955,250 –
Consumer Discretionary 236,435,410 236,435,410 – –
Consumer Staples 174,125,455 174,125,455 – –
Energy 305,604,940 305,604,940 – –
Financials 704,807,031 704,807,031 – –
Health Care 488,417,629 488,417,629 – –
Industrials 460,677,667 460,677,667 – –
Information Technology 586,435,309 449,516,278 136,919,031 –
Materials 166,204,599 166,204,599 – –
Real Estate 121,780,194 121,780,194 – –
Utilities 240,813,362 240,813,362 – –
Short-Term Investments 33,933,577 33,933,577 – –
Subtotal Investments in Securities $3,745,961,870 $3,590,087,589 $155,874,281 $–
Total Investments at Value $3,745,961,870
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $110,485 $110,485 $– – –%
Total Collateral Held for Securities Loaned – – –
Total Value $ – $ –

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $19
Total Affiliated Income from Securities Loaned, Net $19
Total Value $– $– $–

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.2% Value
Communications Services   1.7%
4,449 Reddit, Inc.
a
$ 772,257
1,731 Spotify Technology SA
a
794,754
Total 1,567,011
Consumer Discretionary   14.6%
4,502 DoorDash, Inc.
a
830,754
5,828 Hilton Worldwide Holdings, Inc. 1,925,921
3,116 Installed Building Products, Inc. 716,182
41,727 Levi Strauss & Company 1,036,081
29,868 Life Time Group Holdings, Inc.
a
1,219,809
13,771 O'Reilly Automotive, Inc.
a
1,268,171
4,874 Ross Stores, Inc. 1,037,431
11,031 SharkNinja, Inc.
a
1,679,690
7,634 Texas Roadhouse, Inc. 1,475,118
12,204 Viking Holdings, Ltd.
a
1,277,393
10,361 Wynn Resorts, Ltd. 1,005,950
Total 13,472,500
Consumer Staples   2.8%
1,837 Casey's General Stores, Inc. 1,460,029
13,448 Turning Point Brands, Inc. 1,140,525
Total 2,600,554
Energy   1.6%
2,494 Cheniere Energy, Inc. 596,091
13,132 TechnipFMC plc 870,652
Total 1,466,743
Financials   6.4%
2,332 Ameriprise Financial, Inc. 1,069,828
12,701 Arch Capital Group, Ltd.
a
1,232,759
5,879 East West Bancorp, Inc. 758,920
7,175 Intercontinental Exchange, Inc. 883,314
10,507 Nasdaq, Inc. 828,162
11,860 Robinhood Markets, Inc.
a
1,189,321
Total 5,962,304
Health Care   10.8%
1,313 Argenx SE ADR
a
1,218,162
5,383 Cencora, Inc. 1,523,281
3,288 Guardant Health, Inc.
a
493,299
2,688 IDEXX Laboratories, Inc.
a
1,415,071
4,525 Natera, Inc.
a
1,228,311
7,600 Repligen Corporation
a
1,036,944
10,558 Royalty Pharma plc 591,987
1,597 United Therapeutics Corporation
a
865,302
4,368 West Pharmaceutical Services,
Inc. 1,568,112
Total 9,940,469
Industrials   27.3%
8,391 AAON, Inc. 1,064,482
9,628 Advanced Drainage Systems, Inc. 1,511,211
2,497 Axon Enterprise, Inc.
a
1,399,843
3,584 BWX Technologies, Inc. 697,626
4,292 Clean Harbors, Inc.
a
1,282,235
6,039 Crane Company 1,347,120
2,260 EMCOR Group, Inc. 1,875,529
29,241 Fastenal Company 1,404,445
3,627 FTAI Aviation, Ltd. 981,212
6,921 Howmet Aerospace, Inc. 1,860,780
4,662 Lincoln Electric Holdings, Inc. 1,237,808
Shares Common Stock  96.2% Value
Industrials   27.3% - continued
8,171 Mercury Systems, Inc.
a
$ 999,558
5,691 nVent Electric plc 965,251
5,575 Old Dominion Freight Line, Inc. 1,207,545
2,245 Quanta Services, Inc. 1,616,490
1,686 RBC Bearings, Inc.
a
1,085,885
2,867 Rockwell Automation, Inc. 1,419,394
6,281 Verisk Analytics, Inc. 1,127,628
6,305 Vertiv Holdings Company 2,111,040
Total 25,195,082
Information Technology   26.9%
7,247 Amphenol Corporation 1,277,791
7,325 Arista Networks, Inc.
a
1,244,371
1,991 Celestica, Inc.
a
726,317
6,646 Cloudflare, Inc.
a
1,630,131
13,003 Cognex Corporation 941,677
3,010 Coherent Corporation
a
1,187,355
4,827 Datadog, Inc.
a
1,256,758
7,470 Guidewire Software, Inc.
a
919,183
20,408 JFrog, Ltd.
a
1,854,679
9,434 Lattice Semiconductor
Corporation
a
1,443,025
1,834 Littelfuse, Inc. 835,075
2,729 MACOM Technology Solutions
Holdings, Inc.
a
1,038,030
6,482 Manhattan Associates, Inc.
a
902,618
3,842 MKS, Inc. 1,708,922
1,948 Monolithic Power Systems, Inc. 2,692,837
6,460 Rambus, Inc.
a
857,500
1,116 SiTime Corporation
a
832,045
6,172 Snowflake, Inc.
a
1,570,774
2,497 Synopsys, Inc.
a
1,113,837
1,363 Western Digital Corporation 870,575
Total 24,903,500
Materials   1.3%
2,077 Martin Marietta Materials, Inc. 1,197,806
Total 1,197,806
Real Estate   1.3%
9,246 CBRE Group, Inc.
a
1,245,344
Total 1,245,344
Utilities   1.5%
8,765 Vistra Energy Corporation 1,390,392
Total 1,390,392
Total Common Stock
(cost $64,948,641) 88,941,705
Shares
Registered Investment
Companies   1.4% Value
U.S. Unaffiliated   1.4%
4,985 State Street SPDR S&P Biotech
ETF 788,876
737 VanEck Semiconductor ETF 483,391
Total 1,272,267
Total Registered Investment
Companies (cost $651,118) 1,272,267

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 1.5% Value
State Street Institutional U.S.
Government Money Market
Fund
1,376,887 3.585%
b
$ 1,376,887
Total Short-Term Investments
(cost $1,376,887) 1,376,887
Total Investments (cost
$66,976,646) 99.1% $91,590,859
Other Assets and Liabilities, Net
0.9% 857,573
Total Net Assets 100.0% $92,448,432
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 26,624,781
Gross unrealized depreciation (2,387,469)
Net unrealized appreciation (depreciation) $ 24,237,312
Cost for federal income tax purposes $ 67,353,547

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,567,011 1,567,011 – –
Consumer Discretionary 13,472,500 13,472,500 – –
Consumer Staples 2,600,554 2,600,554 – –
Energy 1,466,743 1,466,743 – –
Financials 5,962,304 5,962,304 – –
Health Care 9,940,469 9,940,469 – –
Industrials 25,195,082 25,195,082 – –
Information Technology 24,903,500 24,903,500 – –
Materials 1,197,806 1,197,806 – –
Real Estate 1,245,344 1,245,344 – –
Utilities 1,390,392 1,390,392 – –
Registered Investment Companies
U.S. Unaffiliated 1,272,267 1,272,267 – –
Short-Term Investments 1,376,887 1,376,887 – –
Subtotal Investments in Securities $91,590,859 $91,590,859 $– $–
Total Investments at Value $91,590,859
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $795 $9,846 $10,641 $– – –%
Total Collateral Held for Securities Loaned 795 – –
Total Value $795 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $–

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 100.1% Value
Communications Services   1.5%
35,770 New York Times Company $ 2,503,185
6,375 Nexstar Media Group, Inc. 1,138,511
106,979 Pinterest, Inc.
a
2,249,768
29,133 Roku, Inc.
a
4,024,433
41,861 Sirius XM Holdings, Inc. 1,236,574
32,473 Warner Music Group Corporation 879,044
Total 12,031,515
Consumer Discretionary   10.7%
9,935 Abercrombie & Fitch Company
a
894,249
58,392 Aramark 3,322,505
15,294 Autoliv, Inc. 1,776,704
5,573 AutoNation, Inc.
a
1,035,408
44,720 Bath & Body Works, Inc. 1,034,374
45,549 BorgWarner, Inc. 3,024,454
12,214 Boyd Gaming Corporation 1,078,863
14,428 Brunswick Corporation 1,215,415
13,952 Burlington Stores, Inc.
a
4,419,994
26,462 Capri Holdings, Ltd.
a
491,399
22,232 Cava Group, Inc.
a
1,744,767
53,339 Chewy, Inc.
a
1,048,111
4,507 Choice Hotels International, Inc.
b
496,987
14,703 Churchill Downs, Inc. 1,317,977
5,338 Columbia Sportswear Company 329,995
11,034 Crocs, Inc.
a
1,331,142
14,629 Dick's Sporting Goods, Inc. 3,318,003
8,935 Duolingo, Inc.
a
1,027,704
28,333 Dutch Bros, Inc.
a
2,034,593
12,279 Five Below, Inc.
a
2,207,641
24,004 Floor & Decor Holdings, Inc.
a
1,424,877
91,602 GameStop Corporation
a
2,022,572
49,488 Gap, Inc. 924,436
47,289 Gentex Corporation 1,194,993
63,830 Goodyear Tire & Rubber
Company
a
421,278
742 Graham Holdings Company 846,934
5,823 Grand Canyon Education, Inc.
a
833,330
28,149 H&R Block, Inc. 1,071,914
23,376 Harley-Davidson, Inc.
b
571,777
13,335 Hilton Grand Vacations, Inc.
a
698,354
9,111 Hyatt Hotels Corporation 1,766,076
13,912 KB Home 870,752
11,124 Lear Corporation 1,491,283
5,064 Lithia Motors, Inc. 1,471,041
58,567 Macy's, Inc. 1,379,253
64,532 Mattel, Inc.
a
895,704
3,733 Murphy USA, Inc. 2,011,602
13,471 Ollie's Bargain Outlet Holdings,
Inc.
a
1,035,650
4,088 Penske Automotive Group, Inc.
b
731,548
17,571 Planet Fitness, Inc.
a
916,679
12,001 Polaris, Inc. 821,348
10,231 PVH Corporation 759,754
3,442 RH
a
567,001
30,638 Service Corporation International/
US 2,327,262
15,713 SharkNinja, Inc.
a
2,392,618
46,709 Somnigroup International, Inc. 3,661,986
20,747 Taylor Morrison Home Corporation
a
1,488,390
14,596 Texas Roadhouse, Inc. 2,820,385
11,680 Thor Industries, Inc. 877,869
21,031 Toll Brothers, Inc. 3,464,857
6,224 TopBuild Corporation
a,c
2,206,595
13,862 Travel + Leisure Company 1,059,473
7,913 Vail Resorts, Inc.
b
1,077,355
Shares Common Stock  100.1% Value
Consumer Discretionary   10.7% - continued
28,321 Valvoline, Inc.
a
$ 1,119,812
72,984 VF Corporation 1,217,373
5,928 Visteon Corporation 588,117
14,395 Whirlpool Corporation 567,451
6,047 Wingstop, Inc. 1,048,610
16,624 Wyndham Hotels & Resorts, Inc. 1,399,907
16,823 YETI Holdings, Inc.
a
833,748
Total 86,030,249
Consumer Staples   3.1%
79,069 Albertsons Companies, Inc. 1,069,803
28,356 BJ's Wholesale Club Holdings,
Inc.
a
2,473,210
1,660 Boston Beer Company, Inc.
a
293,870
35,196 Celsius Holdings, Inc.
a,b
1,030,539
12,550 Coca-Cola Consolidated, Inc. 2,396,046
35,292 Darling Ingredients, Inc.
a
1,927,649
13,113 e.l.f. Beauty, Inc.
a
970,362
14,003 Ingredion, Inc. 1,326,224
36,534 Maplebear, Inc.
a
1,729,885
4,506 Marzetti Company 514,405
34,884 Performance Food Group
Company
a
3,899,682
9,510 Pilgrim's Pride Corporation 267,326
8,857 Post Holdings, Inc.
a
781,719
20,884 Sprouts Farmers Markets, Inc.
a
1,766,369
48,903 US Foods Holding Corporation
a
5,000,332
Total 25,447,421
Energy   4.4%
73,833 Antero Midstream Corporation 1,679,701
65,363 Antero Resources Corporation
a
2,296,856
12,502 Chord Energy Corporation 1,428,979
31,417 CNX Resources Corporation
a
1,065,979
22,654 DT Midstream, Inc. 3,324,248
34,028 HF Sinclair Corporation 2,370,050
25,921 Matador Resources Company 1,290,347
29,923 Murphy Oil Corporation 974,293
79,696 NOV, Inc. 1,478,361
61,156 Ovintiv, Inc. 3,219,863
18,653 PBF Energy, Inc. 849,085
174,775 Permian Resources Corporation 3,217,608
52,323 Range Resources Corporation 1,945,892
88,537 TechnipFMC plc 5,870,003
14,302 Valaris, Ltd.
a
1,038,325
43,128 Viper Energy, Inc. 1,828,627
15,972 Weatherford International plc 1,301,718
Total 35,179,935
Financials   14.6%
5,865 Affiliated Managers Group, Inc. 1,984,716
61,941 Ally Financial, Inc. 2,846,189
15,314 American Financial Group, Inc. 2,143,041
162,723 Annaly Capital Management, Inc. 3,638,486
36,277 Associated Banc-Corp 1,116,243
22,787 Bank OZK 1,186,975
12,698 Brighthouse Financial, Inc.
a
803,783
57,555 Carlyle Group, Inc. 2,423,641
20,729 CNO Financial Group, Inc. 1,056,765
64,285 Columbia Banking System, Inc. 2,060,334
30,106 Commerce Bancshares, Inc. 1,738,622
53,755 Corebridge Financial, Inc. 1,539,006
13,945 Cullen/Frost Bankers, Inc. 2,154,781
30,422 East West Bancorp, Inc. 3,927,176

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  100.1% Value
Financials   14.6% - continued
62,515 Equitable Holdings, Inc. $ 2,743,158
20,464 Essent Group, Ltd. 1,315,426
7,863 Euronet Worldwide, Inc.
a
575,493
8,590 Evercore, Inc. 2,932,970
79,047 F.N.B. Corporation 1,508,217
16,082 Federated Hermes, Inc. 888,048
56,184 Fidelity National Financial, Inc. 2,649,638
22,628 First American Financial
Corporation 1,552,055
28,954 First Financial Bankshares, Inc. 1,001,808
105,395 First Horizon Corporation 2,702,328
8,566 FirstCash Holdings, Inc. 1,852,997
66,643 Flagstar Bank NA 995,646
28,611 Glacier Bancorp, Inc. 1,475,755
9,074 Hamilton Lane, Inc. 715,303
18,022 Hancock Whitney Corporation 1,346,604
7,769 Hanover Insurance Group, Inc. 1,663,498
41,596 Home BancShares, Inc. 1,187,566
12,040 Houlihan Lokey, Inc. 1,614,925
12,013 International Bancshares
Corporation 912,387
36,317 Jefferies Financial Group, Inc. 1,815,124
4,865 Kinsale Capital Group, Inc. 1,604,526
46,964 MGIC Investment Corporation 1,324,385
4,898 Morningstar, Inc. 764,186
76,361 Old National Bancorp 1,977,750
49,758 Old Republic International
Corporation 2,036,097
33,399 Pinnacle Financial Partners, Inc. 3,369,291
6,925 Primerica, Inc. 1,968,085
22,396 Prosperity Bancshares, Inc. 1,635,580
14,548 Reinsurance Group of America,
Inc. 3,093,632
9,467 RenaissanceRe Holdings, Ltd. 3,000,092
20,416 RLI Corporation 1,205,973
25,300 Ryan Specialty Holdings, Inc.
b
955,328
20,298 SEI Investments Company 1,780,338
13,295 Selective Insurance Group, Inc. 1,289,748
13,036 Shift4 Payments, Inc.
a,b
634,071
41,880 SLM Corporation 1,086,367
21,688 SouthState Bank Corporation 2,166,631
77,390 Starwood Property Trust, Inc. 1,267,648
34,065 Stifel Financial Corporation 2,376,715
9,698 Texas Capital Bancshares, Inc. 1,001,416
104,272 Toast, Inc.
a
2,900,847
15,860 UMB Financial Corporation 2,264,174
30,528 United Bankshares, Inc. 1,399,098
32,642 Unum Group 2,918,195
105,825 Valley National Bancorp 1,550,336
20,134 Voya Financial, Inc. 1,822,731
35,980 Webster Financial Corporation 2,749,592
22,738 Western Alliance Bancorp 1,869,064
7,698 WEX, Inc.
a
1,086,111
14,978 Wintrust Financial Corporation 2,407,264
32,664 Zions Bancorp NA 2,260,022
Total 117,833,997
Health Care   8.7%
31,279 Arrowhead Research Corporation
a
2,549,551
151,615 Avantor, Inc.
a
1,500,988
42,921 BioMarin Pharmaceutical, Inc.
a
2,455,940
4,000 Bio-Rad Laboratories, Inc.
a
1,174,440
24,677 Bruker Corporation 1,485,062
2,948 Chemed Corporation 1,373,001
30,150 Cytokinetics, Inc.
a
2,568,478
Shares Common Stock  100.1% Value
Health Care   8.7% - continued
44,485 Dentsply Sirona, Inc. $ 471,986
29,715 Doximity, Inc.
a
616,289
110,910 Elanco Animal Health, Inc.
a
2,729,495
22,028 Encompass Health Corporation 2,226,590
12,871 Ensign Group, Inc. 2,063,221
36,136 Envista Holdings Corporation
a
952,184
55,817 Exelixis, Inc.
a
3,037,003
25,163 Globus Medical, Inc.
a
1,988,129
10,320 Haemonetics Corporation
a
774,000
26,340 Halozyme Therapeutics, Inc.
a
2,061,632
18,759 HealthEquity, Inc.
a
1,694,313
47,061 Hims & Hers Health, Inc.
a
1,631,605
33,598 Illumina, Inc.
a
5,907,536
13,933 Jazz Pharmaceuticals, Inc.
a
3,357,435
14,458 Lantheus Holdings, Inc.
a
1,603,971
12,199 LivaNova plc
a
1,003,124
5,010 Medpace Holdings, Inc.
a
2,653,246
22,328 Neurocrine Biosciences, Inc.
a
3,763,049
34,870 Option Care Health, Inc.
a
731,224
8,734 Penumbra, Inc.
a,b
2,757,760
11,775 Repligen Corporation
a
1,606,581
100,127 Roivant Sciences, Ltd.
a
3,543,495
58,892 Sotera Health Company
a
1,045,333
19,128 Tenet Healthcare Corporation
a
3,578,466
9,426 United Therapeutics Corporation
a
5,107,290
Total 70,012,417
Industrials   26.3%
15,097 AAON, Inc. 1,915,205
6,687 Acuity, Inc.
b
2,518,725
15,914 Advanced Drainage Systems, Inc. 2,497,861
28,540 AECOM 1,992,092
7,161 AeroVironment, Inc.
a,b
1,182,066
13,346 AGCO Corporation 1,597,516
24,744 Alaska Air Group, Inc.
a
1,291,637
30,305 Allegheny Technologies, Inc.
a
5,973,115
146,869 American Airlines Group, Inc.
a
2,653,923
85,622 APi Group Corporation
a
3,626,092
8,207 Applied Industrial Technologies,
Inc. 2,775,197
3,765 Avis Budget Group, Inc.
a
556,580
26,780 Booz Allen Hamilton Holding
Corporation 1,624,743
9,145 Brink's Company 864,111
20,344 BWX Technologies, Inc. 3,959,960
4,906 CACI International, Inc.
a
2,272,754
8,965 Carlisle Companies, Inc. 3,252,054
11,033 Carpenter Technology Corporation 6,805,596
9,982 Chart Industries, Inc.
a
2,085,639
11,031 Clean Harbors, Inc.
a
3,295,511
195,497 CNH Industrial NV 2,195,431
41,780 Core & Main, Inc.
a
2,015,885
10,900 Crane Company 2,431,463
8,203 Curtiss-Wright Corporation 6,215,905
25,718 Donaldson Company, Inc. 2,308,705
6,666 Dycom Industries, Inc.
a
3,370,263
8,183 EnerSys 1,913,349
12,708 ESAB Corporation 1,253,390
33,928 ExlService Holdings, Inc.
a
877,378
10,773 Exponent, Inc. 633,021
28,381 Flowserve Corporation 2,104,735
31,016 Fluor Corporation
a
1,624,928
26,491 Fortune Brands Innovations, Inc. 1,454,356
6,566 FTI Consulting, Inc.
a
978,400
7,883 GATX Corporation 1,396,789

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  100.1% Value
Industrials   26.3% - continued
35,006 Genpact, Ltd. $ 962,665
36,855 Graco, Inc. 2,786,607
25,548 GXO Logistics, Inc.
a
1,295,284
16,750 Hexcel Corporation 1,676,005
1,947 IES Holdings, Inc.
a
1,430,383
19,852 ITT Corporation 3,925,932
28,155 KBR, Inc. 972,192
11,880 Kirby Corporation
a
1,615,324
36,084 Knight-Swift Transportation
Holdings, Inc. 2,809,861
41,641 Kratos Defense & Security
Solutions, Inc.
a
2,076,220
7,534 Landstar System, Inc. 1,558,107
12,166 Lincoln Electric Holdings, Inc. 3,230,195
13,682 MasTec, Inc.
a
5,692,533
11,667 Maximus, Inc. 627,218
9,237 Middleby Corporation
a
1,588,856
6,315 Moog, Inc. 2,676,550
8,058 MSA Safety, Inc. 1,406,766
10,167 MSC Industrial Direct Company,
Inc. 1,209,365
24,554 Mueller Industries, Inc. 3,018,423
32,971 Nextpower, Inc.
a
3,928,165
35,912 nVent Electric plc 6,091,034
13,846 Oshkosh Corporation 2,125,084
17,882 Owens Corning, Inc. 2,842,523
11,878 Parsons Corporation
a
622,288
9,631 Paylocity Holding Corporation
a
1,006,728
41,370 RB Global, Inc. 4,817,536
7,005 RBC Bearings, Inc.
a
4,511,640
14,783 Regal Rexnord Corporation 3,521,163
8,592 Ryder System, Inc. 2,266,312
5,923 Saia, Inc.
a
2,494,531
9,571 Science Applications International
Corporation 1,056,734
32,295 Sensata Technologies Holding plc 1,541,763
9,135 Simpson Manufacturing Company,
Inc. 1,912,412
11,118 SPX Technologies, Inc.
a
2,725,800
42,071 StandardAero, Inc.
a
1,258,344
6,814 Sterling Construction Company,
Inc.
a
5,719,399
25,360 Terex Corporation 1,835,810
57,631 Tetra Tech, Inc. 1,664,960
14,043 Timken Company 2,040,729
21,525 Toro Company 2,096,965
42,814 TransUnion 3,088,602
23,072 Trex Company, Inc.
a
1,154,523
12,542 UFP Industries, Inc. 1,138,061
17,278 UL Solutions, Inc. 1,759,937
4,311 Valmont Industries, Inc. 2,490,034
5,189 Vicor Corporation
a
1,970,678
7,773 Watsco, Inc. 3,239,242
6,101 Watts Water Technologies, Inc. 2,388,236
10,816 WESCO International, Inc. 3,736,171
13,231 Woodward, Inc. 5,628,997
26,072 XPO, Inc.
a
5,352,321
Total 212,099,583
Information Technology   15.5%
8,445 Advanced Energy Industries, Inc. 3,148,887
27,568 Allegro MicroSystems, Inc.
a,b
1,919,284
25,320 Amkor Technology, Inc. 2,183,344
5,336 Appfolio, Inc.
a
855,628
11,355 Arrow Electronics, Inc.
a
2,423,271
Shares Common Stock  100.1% Value
Information Technology   15.5% - continued
18,215 Avnet, Inc. $ 1,617,856
8,648 Belden, Inc. 1,036,982
33,102 Bentley Systems, Inc.
b
989,419
19,684 BILL Holdings, Inc.
a
711,773
11,327 Cirrus Logic, Inc.
a
1,682,399
36,956 Cognex Corporation 2,676,354
9,160 CommVault Systems, Inc.
a
1,298,247
10,989 Crane NXT Company 562,197
18,077 DigitalOcean Holdings, Inc.
a
2,838,631
43,145 DocuSign, Inc.
a
1,916,501
13,401 Dolby Laboratories, Inc. 704,625
33,259 Dropbox, Inc.
a
913,625
65,432 Dynatrace Holdings, LLC
a
2,873,119
33,865 Entegris, Inc. 6,090,959
70,071 Everpure, Inc.
a
5,520,894
7,957 Fabrinet
a
4,472,471
18,799 Guidewire Software, Inc.
a
2,313,217
5,739 InterDigital, Inc. 1,624,883
5,655 IPG Photonics Corporation
a
663,445
50,064 Kyndryl Holdings, Inc.
a
566,224
30,424 Lattice Semiconductor
Corporation
a
4,653,655
5,616 Littelfuse, Inc. 2,557,133
14,571 MACOM Technology Solutions
Holdings, Inc.
a
5,542,371
13,138 Manhattan Associates, Inc.
a
1,829,466
14,999 MKS, Inc. 6,671,555
7,908 Novanta, Inc.
a,b
1,282,994
58,894 Nutanix, Inc.
a
3,001,238
37,231 Okta, Inc.
a
5,080,170
11,046 Onto Innovation, Inc.
a
4,180,359
20,040 Pegasystems, Inc. 600,599
7,820 Qualys, Inc.
a
1,075,172
24,013 Rambus, Inc.
a
3,187,486
11,902 Sanmina Corporation
a
3,012,158
20,677 Semtech Corporation
a
3,346,572
7,324 Silicon Laboratories, Inc.
a
1,600,733
4,924 SiTime Corporation
a
3,671,137
8,580 Synaptics, Inc.
a
1,065,893
16,602 TD SYNNEX Corporation 4,438,379
23,061 TTM Technologies, Inc.
a
4,312,868
33,703 Twilio, Inc.
a
6,953,940
94,840 UiPath, Inc.
a
1,030,911
9,655 Universal Display Corporation 836,026
51,942 Viavi Solutions, Inc.
a
2,480,231
31,267 Vontier Corporation 906,743
Total 124,922,024
Materials   5.7%
58,600 Alcoa Corporation 3,055,404
14,172 AptarGroup, Inc. 1,774,334
10,168 Ashland, Inc. 669,970
20,365 Avient Corporation 752,690
47,526 Axalta Coating Systems, Ltd.
a
1,626,340
11,463 Cabot Corporation 1,041,070
126,668 Cleveland-Cliffs, Inc.
a
1,189,413
229,727 Coeur Mining, Inc. 3,749,145
24,624 Commercial Metals Company 1,545,156
24,537 Crown Holdings, Inc. 2,743,727
6,980 Eagle Materials, Inc. 1,570,500
65,706 Graphic Packaging Holding
Company 694,512
5,502 Greif, Inc. 409,844
148,941 Hecla Mining Company 2,298,160
12,603 Knife River Corporation
a
1,054,241

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  100.1% Value
Materials   5.7% - continued
14,118 Louisiana-Pacific Corporation $ 1,110,522
30,044 MP Materials Corporation
a,b
1,682,764
1,695 NewMarket Corporation 1,341,152
25,293 Olin Corporation 501,307
11,336 Reliance, Inc. 4,235,130
18,092 Royal Gold, Inc. 3,611,344
28,341 RPM International, Inc. 3,150,102
9,948 Scotts Miracle-Gro Company 677,558
19,478 Silgan Holdings, Inc. 903,584
35,265 Solstice Advanced Materials, Inc. 3,124,479
21,955 Sonoco Products Company 1,237,164
7,397 Westlake Corporation 539,981
Total 46,289,593
Real Estate   6.6%
26,629 Agree Realty Corporation 2,016,880
42,796 American Healthcare REIT, Inc. 2,231,811
70,342 American Homes 4 Rent 2,357,864
68,137 Brixmor Property Group, Inc. 2,148,360
52,460 CareTrust REIT, Inc. 2,116,761
25,063 COPT Defense Properties 912,043
36,538 Cousins Properties, Inc. 1,095,409
50,278 CubeSmart 1,999,556
11,918 EastGroup Properties, Inc. 2,413,753
16,990 EPR Properties 985,590
43,067 Equity Lifestyle Properties, Inc. 2,775,668
29,439 First Industrial Realty Trust, Inc. 1,804,905
62,893 Gaming and Leisure Properties,
Inc. 2,800,625
76,950 Healthcare Realty Trust, Inc. 1,552,082
52,247 Independence Realty Trust, Inc. 872,002
10,302 Jones Lang LaSalle, Inc.
a
3,193,105
23,756 Kilroy Realty Corporation 890,137
45,094 Kite Realty Group Trust 1,279,768
19,332 Lamar Advertising Company 3,015,405
15,770 National Storage Affiliates Trust 701,292
42,247 NNN REIT, Inc. 1,965,753
66,131 Omega Healthcare Investors, Inc. 3,153,126
44,715 Park Hotels & Resorts, Inc. 637,189
61,442 Rayonier, Inc. REIT 1,307,486
49,732 Rexford Industrial Realty, Inc. 1,666,022
56,002 Sabra Health Care REIT, Inc. 1,092,599
42,460 STAG Industrial, Inc. 1,616,028
35,087 Vornado Realty Trust 1,378,919
49,462 WP Carey, Inc. 3,536,533
Total 53,516,671
Utilities   3.0%
16,905 Black Hills Corporation 1,257,732
62,984 Essential Utilities, Inc. 2,412,917
12,304 IDACORP, Inc. 1,861,595
21,104 National Fuel Gas Company 1,629,440
22,411 New Jersey Resources
Corporation 1,255,912
13,659 Northwestern Energy Group, Inc. 978,258
45,828 OGE Energy Corporation 2,229,990
13,937 ONE Gas, Inc. 1,074,125
13,646 Ormat Technologies, Inc. 1,486,049
25,699 Portland General Electric
Company 1,331,979
14,304 Southwest Gas Holdings, Inc. 1,268,479
13,128 Spire, Inc. 1,025,166
10,081 Talen Energy Corporation
a
3,873,725
22,126 TXNM Energy, Inc. 1,256,314
Shares Common Stock  100.1% Value
Utilities   3.0% - continued
47,609 UGI Corporation $ 1,644,415
Total 24,586,096
Total Common Stock
(cost $504,505,683) 807,949,501
Shares
Collateral Held for Securities
Loaned 2.1% Value
16,680,015 Thrivent Cash Management Trust 16,680,015
Total Collateral Held for
Securities Loaned
(cost $16,680,015) 16,680,015
Shares or
Principal
Amount Short-Term Investments 0.2% Value
Federal Home Loan Bank Discount
Notes
100,000 3.613%, 8/21/2026
d,e
99,471
200,000 3.650%, 9/18/2026
d,e
198,362
State Street Institutional U.S.
Government Money Market
Fund
1,644,025 3.585%
d
1,644,025
Total Short-Term Investments
(cost $1,941,911) 1,941,858
Total Investments (cost
$523,127,609) 102.4% $826,571,374
Other Assets and Liabilities, Net
(2.4%) (19,256,183)
Total Net Assets 100.0% $807,315,191
a Non-income producing security.
b All or a portion of the security is on loan.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Mid Cap Index Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 15,784,335
Total lending $15,784,335
Gross amount payable upon return of
collateral for securities loaned $16,680,015
Net amounts due to counterparty $895,680
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 342,453,449
Gross unrealized depreciation (41,019,993)
Net unrealized appreciation (depreciation) $ 301,433,456
Cost for federal income tax purposes $ 525,149,118
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,031,515 12,031,515 – –
Consumer Discretionary 86,030,249 86,030,249 – –
Consumer Staples 25,447,421 25,447,421 – –
Energy 35,179,935 35,179,935 – –
Financials 117,833,997 117,833,997 – –
Health Care 70,012,417 70,012,417 – –
Industrials 212,099,583 212,099,583 – –
Information Technology 124,922,024 124,922,024 – –
Materials 46,289,593 46,289,593 – –
Real Estate 53,516,671 53,516,671 – –
Utilities 24,586,096 24,586,096 – –
Short-Term Investments 1,941,858 1,644,025 297,833 –
Subtotal Investments in Securities $809,891,359 $809,593,526 $297,833 $–
Other Investments  * Total
Collateral Held for Securities Loaned 16,680,015
Subtotal Other Investments $16,680,015
Total Investments at Value $826,571,374
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,200 11,200 – –
Total Asset Derivatives $11,200 $11,200 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $297,833 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 2 September 2026 $ 765,800 $ 11,200
Total Futures Long Contracts $ 765,800 $ 11,200
Total Futures Contracts $ 765,800 $11,200

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 11,200
Total Equity Contracts 11,200
Total Asset Derivatives $11,200
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for Mid
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $1,170,713
Total Equity Contracts
1,170,713
Total $1,170,713
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $ 11,156
Total Equity Contracts 11,156
Total $11,156
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $7,665,966
Futures - Short (5,511)

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $7,307 $86,179 $76,806 $16,680 16,680 2.1%
Total Collateral Held for Securities Loaned 7,307 16,680 2.1
Total Value $7,307 $16,680
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $22
Total Affiliated Income from Securities Loaned, Net $22
Total Value $– $– $–

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.1% Value
Communications Services   1.4%
157,243 Reddit, Inc.
a
$ 27,294,240
Total 27,294,240
Consumer Discretionary   10.5%
6,279 AutoZone, Inc.
a
20,067,307
130,458 Garmin, Ltd. 30,988,993
182,878 PulteGroup, Inc. 25,092,690
96,790 Ross Stores, Inc. 20,601,752
192,056 SharkNinja, Inc.
a
29,244,367
295,569 Viking Holdings, Ltd.
a
30,937,207
114,665 Williams-Sonoma, Inc. 26,728,412
221,865 Wynn Resorts, Ltd. 21,540,873
Total 205,201,601
Consumer Staples   2.5%
32,782 Casey's General Stores, Inc. 26,054,806
95,144 WD-40 Company 23,180,884
Total 49,235,690
Energy   3.9%
452,053 Devon Energy Corporation 18,678,830
530,450 Enterprise Products Partners, LP 19,499,342
220,254 Expand Energy Corporation 20,084,962
514,078 Halliburton Company 17,452,948
Total 75,716,082
Financials   13.3%
538,946 Ally Financial, Inc. 24,764,569
36,422 Ameriprise Financial, Inc. 16,708,957
487,706 Arch Capital Group, Ltd.
a
47,336,744
532,583 Fifth Third Bancorp 30,021,704
180,608 M&T Bank Corporation 42,986,510
247,645 Nasdaq, Inc. 19,519,379
200,478 Northern Trust Corporation 34,851,095
495,570 Old Republic International
Corporation 20,278,724
226,481 Robinhood Markets, Inc.
a
22,711,515
Total 259,179,197
Health Care   11.0%
378,598 Dexcom, Inc.
a
25,498,575
539,992 Exelixis, Inc.
a
29,380,965
214,532 Illumina, Inc.
a
37,721,162
47,587 Medpace Holdings, Inc.
a
25,201,599
25,910 Mettler-Toledo International, Inc.
a
33,100,284
139,247 Tenet Healthcare Corporation
a
26,050,329
31,928 United Therapeutics Corporation
a
17,299,548
117,053 Veeva Systems, Inc.
a
20,773,396
Total 215,025,858
Industrials   23.7%
144,684 Allegion plc 20,326,655
120,516 AMETEK, Inc. 29,157,641
145,680 C.H. Robinson Worldwide, Inc. 27,437,371
32,573 EMCOR Group, Inc. 27,031,681
672,227 Fastenal Company 32,287,063
140,497 Howmet Aerospace, Inc. 37,774,024
143,457 IDEX Corporation 32,557,566
132,380 Lincoln Electric Holdings, Inc. 35,148,214
102,649 Old Dominion Freight Line, Inc. 22,233,773
46,334 Quanta Services, Inc. 33,362,333
78,952 Rockwell Automation, Inc. 39,087,556
Shares Common Stock  97.1% Value
Industrials   23.7% - continued
275,901 Timken Company $ 40,093,933
343,496 UL Solutions, Inc. 34,988,503
29,184 United Rentals, Inc. 33,062,262
104,154 Verisk Analytics, Inc. 18,698,768
Total 463,247,343
Information Technology   17.7%
159,889 Datadog, Inc.
a
41,628,700
40,747 Fabrinet
a
22,903,074
377,892 JFrog, Ltd.
a
34,342,825
25,955 Monolithic Power Systems, Inc. 35,879,154
4,000,169 Nokia Oyj ADR 53,122,244
584,014 Nutanix, Inc.
a
29,761,354
157,520 Onto Innovation, Inc.
a
59,613,444
51,917 Western Digital Corporation 33,160,426
134,478 Zebra Technologies Corporation
a
35,402,678
Total 345,813,899
Materials   4.6%
436,821 Amrize, Ltd. 23,282,559
355,212 Celanese Corporation 16,339,752
221,862 Steel Dynamics, Inc. 50,908,455
Total 90,530,766
Real Estate   4.5%
164,492 Extra Space Storage, Inc. 23,900,688
718,472 First Industrial Realty Trust, Inc. 44,049,518
90,551 Simon Property Group, Inc. 20,251,731
Total 88,201,937
Utilities   4.0%
341,547 Alliant Energy Corporation 26,056,621
586,435 CenterPoint Energy, Inc. 25,826,597
533,616 NiSource, Inc. 25,373,441
Total 77,256,659
Total Common Stock
(cost $1,286,348,199) 1,896,703,272
Shares or
Principal
Amount Short-Term Investments 2.9% Value
State Street Institutional U.S.
Government Money Market
Fund
56,119,649 3.585%
b
56,119,649
Total Short-Term Investments
(cost $56,119,649) 56,119,649
Total Investments (cost
$1,342,467,848) 100.0% $1,952,822,921
Other Assets and Liabilities, Net
<0.1% 633,356
Total Net Assets 100.0% $1,953,456,277
a Non-income producing security.
b The interest rate shown reflects the yield.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 635,373,291
Gross unrealized depreciation (26,808,759)
Net unrealized appreciation (depreciation) $ 608,564,532
Cost for federal income tax purposes $ 1,344,258,389
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 27,294,240 27,294,240 – –
Consumer Discretionary 205,201,601 205,201,601 – –
Consumer Staples 49,235,690 49,235,690 – –
Energy 75,716,082 75,716,082 – –
Financials 259,179,197 259,179,197 – –
Health Care 215,025,858 215,025,858 – –
Industrials 463,247,343 463,247,343 – –
Information Technology 345,813,899 345,813,899 – –
Materials 90,530,766 90,530,766 – –
Real Estate 88,201,937 88,201,937 – –
Utilities 77,256,659 77,256,659 – –
Short-Term Investments 56,119,649 56,119,649 – –
Subtotal Investments in Securities $1,952,822,921 $1,952,822,921 $– $–
Total Investments at Value $1,952,822,921
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $64,669 $64,669 $– – –%
Total Collateral Held for Securities Loaned – – –
Total Value $– $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $23
Total Affiliated Income from Securities Loaned, Net $23
Total Value $– $– $–

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.0% Value
Communications Services   2.5%
15,560 Imax Corporation
a
$ 620,222
8,021 Warner Brothers Discovery, Inc.
a
213,840
21,962 Warner Music Group Corporation 594,511
Total 1,428,573
Consumer Discretionary   8.4%
6,226 Best Buy Company, Inc. 472,429
3,023 D.R. Horton, Inc. 492,386
7,270 Gildan Activewear, Inc.
b
375,132
37,686 Levi Strauss & Company 935,743
4,960 LVMH Moet Hennessy Louis
Vuitton SE ADR
b
548,576
27,625 Six Flags Entertainment
Corporation
a,b
588,413
2,182 Tapestry, Inc. 319,401
3,568 Wyndham Hotels & Resorts, Inc. 300,461
18,097 Yum China Holding, Inc. 739,625
Total 4,772,166
Consumer Staples   5.5%
6,939 Estee Lauder Companies, Inc. 547,834
4,773 L'Oreal SA, ADR
b
418,640
8,672 Mondelez International, Inc. 501,589
10,776 Sysco Corporation 900,658
13,303 Unilever plc ADR 799,776
Total 3,168,497
Energy   7.0%
18,548 Devon Energy Corporation 766,403
3,161 Diamondback Energy, Inc. 555,641
21,037 Enterprise Products Partners, LP 773,320
6,274 Expand Energy Corporation 572,126
21,530 Halliburton Company 730,943
15,789 Noble Corporation plc 588,930
Total 3,987,363
Financials   16.2%
48,094 AGNC Investment Corporation 524,224
12,102 American International Group, Inc. 901,962
5,080 Capital One Financial Corporation 1,019,150
6,484 Intercontinental Exchange, Inc. 798,245
5,863 M&T Bank Corporation 1,395,453
7,866 Selective Insurance Group, Inc. 763,081
50,294 Simmons First National
Corporation 1,139,159
4,144 Texas Capital Bancshares, Inc. 427,909
19,221 U.S. Bancorp 1,160,948
6,607 Voya Financial, Inc. 598,132
3,451 Wintrust Financial Corporation 554,645
Total 9,282,908
Health Care   7.8%
901 Humana, Inc. 357,895
2,623 ICON plc
a
455,641
3,384 Johnson & Johnson 859,435
3,432 Labcorp Holdings, Inc. 960,960
3,219 STERIS plc 677,825
1,615 Thermo Fisher Scientific, Inc. 809,696
822 UnitedHealth Group, Inc. 341,648
Total 4,463,100
Shares Common Stock  99.0% Value
Industrials   17.0%
2,391 Acuity, Inc.
b
$ 900,594
3,212 AGCO Corporation 384,476
16,753 CSX Corporation 796,270
6,914 Delta Air Lines, Inc. 647,565
10,230 Flowserve Corporation 758,657
16,821 Fluor Corporation
a
881,252
4,491 Fortive Corporation 274,355
2,877 General Dynamics Corporation 1,019,149
9,423 Griffon Corporation 919,025
7,637 Hexcel Corporation 764,158
1,530 JB Hunt Transport Services, Inc. 442,828
4,691 Legence Corporation
a
399,814
7,787 MSC Industrial Direct Company,
Inc. 926,264
13,114 Werner Enterprises, Inc. 571,902
Total 9,686,309
Information Technology   13.2%
1,295 Coherent Corporation
a
510,839
4,011 CommVault Systems, Inc.
a
568,479
1,650 Jabil, Inc. 636,042
12,806 Knowles Corporation
a
531,193
3,464 MKS, Inc. 1,540,787
3,203 Qualcomm, Inc. 591,882
12,450 Ralliant Corporation 916,693
1,608 Synopsys, Inc.
a
717,281
2,934 TD SYNNEX Corporation 784,376
1,164 Western Digital Corporation 743,470
Total 7,541,042
Materials   6.8%
9,274 Celanese Corporation 426,604
2,514 CF Industries Holdings, Inc. 272,165
9,850 Crown Holdings, Inc. 1,101,427
2,280 Nucor Corporation 507,870
7,261 PPG Industries, Inc. 880,687
10,665 West Fraser Timber Company,
Ltd.
b
721,914
Total 3,910,667
Real Estate   6.4%
4,751 AvalonBay Communities, Inc. 896,466
5,380 CBRE Group, Inc.
a
724,632
33,092 Healthcare Realty Trust, Inc. 667,466
29,137 Host Hotels & Resorts, Inc. 690,838
3,117 Simon Property Group, Inc. 697,117
Total 3,676,519
Utilities   8.2%
9,617 Alliant Energy Corporation 733,681
2,871 Constellation Energy Corporation 713,071
5,103 DTE Energy Company 777,544
5,165 Entergy Corporation 593,252
9,144 Evergy, Inc. 790,316
12,220 NiSource, Inc. 581,061
3,075 Vistra Energy Corporation 487,787
Total 4,676,712
Total Common Stock
(cost $42,125,081) 56,593,856

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 5.9% Value
3,354,400 Thrivent Cash Management Trust $ 3,354,400
Total Collateral Held for
Securities Loaned
(cost $3,354,400) 3,354,400
Shares or
Principal
Amount Short-Term Investments 1.5% Value
State Street Institutional U.S.
Government Money Market
Fund
837,533 3.585%
c
837,533
Total Short-Term Investments
(cost $837,533) 837,533
Total Investments (cost
$46,317,014) 106.4% $60,785,789
Other Assets and Liabilities, Net
(6.4%) (3,640,956)
Total Net Assets 100.0% $57,144,833
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Mid Cap Value Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 3,309,865
Total lending $3,309,865
Gross amount payable upon return of
collateral for securities loaned $3,354,400
Net amounts due to counterparty $44,535
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 15,500,641
Gross unrealized depreciation (1,102,999)
Net unrealized appreciation (depreciation) $ 14,397,642
Cost for federal income tax purposes $ 46,388,147
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,428,573 1,428,573 – –
Consumer Discretionary 4,772,166 4,772,166 – –
Consumer Staples 3,168,497 3,168,497 – –
Energy 3,987,363 3,987,363 – –
Financials 9,282,908 9,282,908 – –
Health Care 4,463,100 4,463,100 – –
Industrials 9,686,309 9,686,309 – –
Information Technology 7,541,042 7,541,042 – –
Materials 3,910,667 3,910,667 – –
Real Estate 3,676,519 3,676,519 – –
Utilities 4,676,712 4,676,712 – –
Short-Term Investments 837,533 837,533 – –
Subtotal Investments in Securities $57,431,389 $57,431,389 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 3,354,400
Subtotal Other Investments $3,354,400
Total Investments at Value $60,785,789
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $898 $12,165 $9,709 $3,354 3,354 5.9%
Total Collateral Held for Securities Loaned 898 3,354 5.9
Total Value $898 $3,354
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $–

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   48.0% Value
U.S. Affiliated   47.6%
14,017,038 Thrivent Core Emerging Markets
Debt Fund $ 125,031,978
6,469,325 Thrivent Core Emerging Markets
Equity Fund 100,468,613
8,752,590 Thrivent Core High Yield Bond
Fund 173,651,386
14,920,031 Thrivent Core Investment Grade
Corporate Bond Fund 293,327,806
44,471,051 Thrivent Global Stock Portfolio 736,582,908
23,184,171 Thrivent High Yield Portfolio 97,881,253
28,043,125 Thrivent Income Portfolio 249,440,795
28,579,327 Thrivent International Equity
Portfolio 374,060,522
5,420,371 Thrivent International Index
Portfolio 99,726,691
158,692 Thrivent International Small Cap
ETF 3,648,329
51,846,594 Thrivent Large Cap Value Portfolio 1,383,790,789
10,320,084 Thrivent Mid Cap Stock Portfolio 215,813,603
1,722,024 Thrivent Mid Cap Value ETF 30,993,505
14,016,226 Thrivent Short-Term Bond Portfolio 137,814,545
5,011,007 Thrivent Small Cap Stock Portfolio 110,978,781
708,730 Thrivent Small Cap Value ETF 23,165,053
Total 4,156,376,557
U.S. Unaffiliated   0.4%
16,162 Invesco QQQ Trust Series 1
a
11,901,697
227 iShares Semiconductor ETF 145,452
32,097 State Street SPDR S&P 500 ETF
Trust 23,969,077
7,283 State Street SPDR S&P Biotech
ETF 1,152,535
491 VanEck Semiconductor ETF 322,042
Total 37,490,803
Total Registered Investment
Companies (cost $3,017,354,303) 4,193,867,360
Shares Common Stock 26.0% Value
Communications Services   2.8%
244,139 Alphabet, Inc., Class A 87,247,954
197,442 Alphabet, Inc., Class C 69,762,182
122,510 AT&T, Inc. 2,535,957
777 ATN International, Inc. 20,583
1,408 Cable One, Inc.
b
74,779
1,858 CarGurus, Inc.
b
63,339
885 Charter Communications, Inc.
b
125,856
12,589 Comcast Corporation 309,060
7,687 Gogo, Inc.
b
23,830
2,292 Iridium Communications, Inc. 125,716
3,520 Liberty Capital Corporation
b
75,891
22,934 Liberty Global, Ltd., Class A
b
260,759
915 Liberty Media Corporation-Liberty
Formula One
b
87,053
21,203 Lumen Technologies, Inc.
b
162,839
220 Madison Square Garden Sports
Corporation
b
88,405
104,565 Meta Platforms, Inc. 58,900,419
241,249 Netflix, Inc.
b
17,225,179
6,300 New York Times Company 440,874
700 Omnicom Group, Inc. 50,981
4,700 Reddit, Inc.
b
815,826
6,245 ROBLOX Corporation
b
339,603
Shares Common Stock  26.0% Value
Communications Services   2.8% - continued
1,710 Space Exploration Technologies
Corporation
a,b
$ 292,171
1,144 Spotify Technology SA
b
525,245
562 Take-Two Interactive Software,
Inc.
b
140,489
17,462 Trade Desk, Inc.
b
315,713
12,863 Universal Music Group NV 269,473
2,190 Versant Media Group, Inc. 78,862
37,474 Walt Disney Company 3,606,872
15,420 Warner Brothers Discovery, Inc.
b
411,097
17,093 Warner Music Group Corporation 462,707
13,345 ZoomInfo Technologies, Inc.
b
39,101
Total 244,878,815
Consumer Discretionary   3.2%
1,361 Abercrombie & Fitch Company
b
122,504
4,679 Adient plc
b
86,000
154,502 ADT, Inc. 1,004,263
2,631 Advance Auto Parts, Inc. 163,701
43,430 Airbnb, Inc.
b
6,214,833
479,882 Amazon.com, Inc.
b
114,375,076
7,394 American Eagle Outfitters, Inc. 127,177
5,737 Aptiv plc
b
352,137
4,368 Aramark 248,539
133 AutoNation, Inc.
b
24,710
82 AutoZone, Inc.
b
262,067
8,311 Bath & Body Works, Inc. 192,233
986 Best Buy Company, Inc. 74,818
11,975 Bloomin' Brands, Inc. 109,452
6,360 Boot Barn Holdings, Inc.
b
1,044,757
11,282 BorgWarner, Inc. 749,125
182 Bright Horizons Family Solutions,
Inc.
b
12,900
795 Brunswick Corporation 66,971
2,278 Buckle, Inc. 96,132
358 Build-A-Bear Workshop, Inc. 10,958
254 Burlington Stores, Inc.
b
80,467
5,108 Camping World Holdings, Inc. 38,974
7,758 CarMax, Inc.
b
410,321
5,407 Carnival Corporation, Ltd. 154,478
79 Cavco Industries, Inc.
b
48,536
1,824 Champion Homes, Inc.
b
160,731
5,705 Chewy, Inc.
b
112,103
2,097 Chipotle Mexican Grill, Inc.
b
71,298
307 Citi Trends, Inc.
b
17,757
3,643 D.R. Horton, Inc. 593,372
4,552 Dana, Inc. 123,860
2,426 Deckers Outdoor Corporation
b
240,878
3,280 DoorDash, Inc.
b
605,258
1,590 eBay, Inc. 177,683
1,653 El Pollo Loco Holdings, Inc.
b
28,035
32,041 Etsy, Inc.
b
2,413,649
16,685 Five Below, Inc.
b
2,999,796
1,464 Flutter Entertainment plc
b
149,577
25,941 Ford Motor Company 360,580
4,079 Fox Factory Holding Corporation
b
69,119
9,868 Frontdoor, Inc.
b
765,658
859 Gap, Inc. 16,046
2,717 Garmin, Ltd. 645,396
43,132 Garrett Motion, Inc. 1,562,672
79,861 General Motors Company 6,155,686
7,968 Gentex Corporation 201,351
174 Genuine Parts Company 20,529
415 GigaCloud Technology, Inc.
b
13,114

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Consumer Discretionary   3.2% - continued
12,484 Goodyear Tire & Rubber
Company
b
$ 82,394
906 Grand Canyon Education, Inc.
b
129,658
41,412 Hasbro, Inc. 3,420,217
9,332 Helen of Troy, Ltd.
b
271,281
45,744 Hilton Worldwide Holdings, Inc. 15,116,562
51,611 Home Depot, Inc. 18,202,168
5,852 Installed Building Products, Inc. 1,345,024
5,227 Kohl's Corporation 92,622
21,487 Laureate Education, Inc.
b
780,408
1,663 Lear Corporation 222,942
1,619 Lennar Corporation 146,503
27,665 Levi Strauss & Company 686,922
45,972 Life Time Group Holdings, Inc.
b
1,877,496
165 Lithia Motors, Inc. 47,931
2,283 LKQ Corporation 60,111
3,109 Lowe's Companies, Inc. 685,503
1,554 Lululemon Athletica, Inc.
b
177,436
328 M/I Homes, Inc.
b
52,739
12,798 Macy's, Inc. 301,393
12,933 Mattel, Inc.
b
179,510
11,668 Mobileye Global, Inc.
b
112,946
5,615 Mohawk Industries, Inc.
b
681,268
6,007 Monarch Casino & Resort, Inc. 790,581
1,082 Murphy USA, Inc. 583,057
32 NVR, Inc.
b
218,029
10,908 Ollie's Bargain Outlet Holdings,
Inc.
b
838,607
56,059 O'Reilly Automotive, Inc.
b
5,162,473
43,242 Pattern Group, Inc.
b
1,089,266
10,223 PENN Entertainment, Inc.
b
218,363
365 Pool Corporation 78,439
2,032 PulteGroup, Inc. 278,811
449 Ralph Lauren Corporation 180,233
41,549 Ross Stores, Inc. 8,843,705
16,252 SharkNinja, Inc.
b
2,474,692
12,314 Sonos, Inc.
b
166,608
16,090 Sony Group Corporation ADR 322,765
1,168 Strategic Education, Inc. 89,492
11,466 Tapestry, Inc. 1,678,393
108,005 Tesla, Inc.
b
45,426,903
10,234 Texas Roadhouse, Inc. 1,977,516
38,406 TJX Companies, Inc. 5,818,509
4,268 Toll Brothers, Inc. 703,153
3,831 Tractor Supply Company 121,098
407 Ulta Beauty, Inc.
b
183,549
15,470 Universal Technical Institute, Inc.
b
661,652
4,991 Urban Outfitters, Inc.
b
353,662
5,016 Versigent plc
b
210,722
1,959 Victoria's Secret & Company
b
163,537
57,889 Viking Holdings, Ltd.
b
6,059,242
745 Visteon Corporation 73,911
927 Wayfair, Inc.
b
85,673
1,271 Williams-Sonoma, Inc. 296,270
5,752 Wyndham Hotels & Resorts, Inc. 484,376
14,147 Wynn Resorts, Ltd. 1,373,532
2,857 YETI Holdings, Inc.
b
141,593
75 Yum! Brands, Inc. 11,990
Total 275,408,713
Consumer Staples   0.6%
68,708 BellRing Brands, Inc.
b
889,082
1,044 BJ's Wholesale Club Holdings,
Inc.
b
91,058
4,801 Campbell's Company
a
106,918
Shares Common Stock  26.0% Value
Consumer Staples   0.6% - continued
1,579 Casey's General Stores, Inc. $ 1,254,973
485 Celsius Holdings, Inc.
b
14,201
7,654 Central Garden & Pet Company,
Class A
b
296,746
11,224 Chefs' Warehouse, Inc.
b
1,078,626
1,785 Church & Dwight Company, Inc. 172,931
116,115 Coca-Cola Company 9,436,666
11,321 Colgate-Palmolive Company 1,037,909
22,895 Conagra Brands, Inc. 308,167
418 Constellation Brands, Inc. 58,140
1,125 Costco Wholesale Corporation 1,052,404
60,918 Darling Ingredients, Inc.
b
3,327,341
1,158 Dollar General Corporation 133,297
971 Dollar Tree, Inc.
b
117,442
5,416 General Mills, Inc. 188,477
165 Hershey Company 28,949
3,504 Hormel Foods Corporation 86,969
476 Ingles Markets, Inc. 42,164
3,239 J.M. Smucker Company 364,388
1,941 John B. Sanfilippo & Son, Inc. 166,907
19,472 Keurig Dr Pepper, Inc. 637,319
4,286 Kraft Heinz Company 101,235
1,300 Maplebear, Inc.
b
61,555
389 Marzetti Company 44,408
1,767 Molson Coors Beverage Company 68,842
14,049 Monster Beverage Corporation
b
1,350,390
2,460 PepsiCo, Inc. 333,084
1,311 Performance Food Group
Company
b
146,557
253 Procter & Gamble Company 37,100
23 Seaboard Corporation 102,680
3,493 Simply Good Foods Company
b
46,387
5,994 Smithfield Foods, Inc. 145,414
82 Sprouts Farmers Markets, Inc.
b
6,936
12,420 Sysco Corporation 1,038,064
343 Target Corporation 44,799
20,756 Turning Point Brands, Inc. 1,760,316
3,995 Tyson Foods, Inc. 228,714
11,866 Unilever plc ADR 713,384
4,407 United Natural Foods, Inc.
b
201,268
1,921 US Foods Holding Corporation
b
196,422
7,453 Vita Coco Company, Inc.
b
492,941
211,358 Walmart, Inc. 23,938,407
1,055 WD-40 Company 257,040
Total 52,207,017
Energy   0.5%
113,362 Antero Midstream Corporation 2,578,985
8,342 Antero Resources Corporation
b
293,138
1,725 APA Corporation 56,183
1,015 Archrock, Inc. 41,321
443 Baker Hughes Company 24,587
329 California Resources Corporation 17,394
2,899 Cheniere Energy, Inc. 692,890
45,064 Chevron Corporation 7,469,809
3,289 Chord Energy Corporation 375,933
2,453 CNX Resources Corporation
b
83,230
92,394 ConocoPhillips 9,605,280
51,487 Devon Energy Corporation 2,127,443
35,317 DHT Holdings, Inc. 583,790
789 Diamondback Energy, Inc. 138,690
9,459 Dorian LPG, Ltd. 328,984
2,902 DT Midstream, Inc. 425,839
26,476 Enterprise Products Partners, LP 973,258
9,972 EOG Resources, Inc. 1,293,668

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Energy   0.5% - continued
2,182 EQT Corporation $ 116,017
3,547 Expand Energy Corporation 323,451
35,082 Exxon Mobil Corporation 4,796,411
1,553 Gulfport Energy Corporation
b
263,544
26,733 Halliburton Company 907,585
1,079 Hess Midstream, LP 40,570
8,824 HF Sinclair Corporation 614,592
96,587 Kinder Morgan, Inc. 3,087,886
2,738 Kodiak Gas Services, Inc. 205,706
29,905 Kosmos Energy, Ltd.
b
63,100
2,732 Marathon Petroleum Corporation 698,490
7,221 Matador Resources Company 359,461
3,746 Occidental Petroleum Corporation 181,943
581 Oceaneering International, Inc.
b
23,542
705 ONEOK, Inc. 61,293
8,791 Ovintiv, Inc. 462,846
559 Par Pacific Holdings, Inc.
b
31,349
40,118 Patterson-UTI Energy, Inc. 368,283
2,263 PBF Energy, Inc. 103,012
193,019 Permian Resources Corporation 3,553,480
2,171 Phillips 66 367,008
3,437 Range Resources Corporation 127,822
1,343 Scorpio Tankers, Inc. 93,016
7,653 SM Energy Company 199,743
29,749 Talos Energy, Inc.
b
384,060
28,860 TechnipFMC plc 1,913,418
932 Teekay Tankers, Ltd. 60,459
41,984 Transocean, Ltd.
b
205,302
130 Valero Energy Corporation 33,857
2,042 Viper Energy, Inc. 86,581
13,571 Williams Companies, Inc. 1,008,868
Total 47,853,117
Financials   2.6%
619 Acadian Asset Management, Inc. 44,271
971 ACNB Corporation 57,658
6,111 Affiliated Managers Group, Inc. 2,067,962
1,766 Affirm Holdings, Inc.
b
144,017
11,562 AGNC Investment Corporation 126,026
2,060 Allstate Corporation 490,156
25,711 Ally Financial, Inc. 1,181,420
39,476 American Express Company 13,352,757
9,836 American Financial Group, Inc. 1,376,450
6,802 American International Group, Inc. 506,953
2,396 Ameriprise Financial, Inc. 1,099,189
696 Ameris Bancorp 62,821
3,116 Aon plc 1,033,546
15,580 Arch Capital Group, Ltd.
b
1,512,195
2,359 Arrow Financial Corporation 96,695
38,387 Associated Banc-Corp 1,181,168
1,419 Assurant, Inc. 381,044
2,437 Assured Guaranty, Ltd. 195,350
4,276 Atlantic Union Bankshares
Corporation 180,918
1,272 Avidia Bancorp, Inc. 26,699
2,346 Axis Capital Holdings, Ltd. 252,054
12,408 Banc of California, Inc. 253,495
91,337 Bank of America Corporation 5,204,382
2,845 Bank of Marin Bancorp 78,806
20,308 Bank of New York Mellon
Corporation 2,936,740
1,272 Bank OZK 66,258
153 BankUnited, Inc. 7,413
1,639 Bankwell Financial Group, Inc. 96,291
2,202 Banner Corporation 146,301
Shares Common Stock  26.0% Value
Financials   2.6% - continued
2,189 Bar Harbor Bankshares $ 82,657
1,581 BayCom Corporation 52,015
19,324 Beacon Financial Corporation 588,416
19,734 Berkshire Hathaway, Inc.
b
9,874,696
142,402 BGC Group, Inc. 1,522,277
4,980 BlackRock, Inc. 4,788,569
2,163 Bladex, Inc. 132,960
582 Block, Inc.
b
44,232
8,710 Blue Owl Capital, Inc. 76,212
564 Bread Financial Holdings, Inc. 61,109
7,121 Bridgewater Bancshares, Inc.
b
149,826
508 Brown & Brown, Inc. 32,588
29,804 Byline Bancorp, Inc. 1,122,419
685 C&F Financial Corporation
a
54,800
8,279 Capital One Financial Corporation 1,660,933
223 Cathay General Bancorp 13,824
6,039 Central Pacific Financial
Corporation 230,690
60,552 Charles Schwab Corporation 5,587,133
472 Chemung Financial Corporation 35,202
2,454 ChoiceOne Financial Services, Inc. 83,436
5,880 Chubb, Ltd. 2,003,551
52 Cincinnati Financial Corporation 9,627
15,165 Citigroup, Inc. 2,122,493
3,290 Citizens Financial Group, Inc. 230,530
550 Citizens Financial Services, Inc. 39,842
3,460 Civista Bancshares, Inc. 97,641
7,205 CNB Financial Corporation 242,881
8,212 CNO Financial Group, Inc. 418,648
711 Coinbase Global, Inc.
b
103,941
2,440 Colony Bankcorp, Inc. 49,020
13,154 Columbia Banking System, Inc. 421,586
1,766 Commerce Bancshares, Inc. 101,986
72 Community Financial System, Inc. 4,833
10,752 Community Trust Bancorp, Inc. 778,015
11,291 ConnectOne Bancorp, Inc. 377,571
73 Corpay, Inc.
b
24,329
990 Cullen/Frost Bankers, Inc. 152,975
14,229 Customers Bancorp, Inc.
b
1,125,514
6,195 Dynex Capital, Inc. 81,216
1,313 Eagle Bancorp Montana, Inc. 31,420
6,911 East West Bancorp, Inc. 892,141
1,678 Eastern Bankshares, Inc. 37,319
719 Encore Capital Group, Inc.
b
67,076
7,462 Enova International, Inc.
b
1,796,327
1,073 Equity Bancshares, Inc. 52,566
5,131 Essent Group, Ltd. 329,821
910 Euronet Worldwide, Inc.
b
66,603
876 Evercore, Inc. 299,101
10,301 F.N.B. Corporation 196,543
2,924 Farmers & Merchants Bancorp,
Inc./Archbold, OH 89,416
3,261 Farmers National Banc
Corporation 47,611
889 Federal Agricultural Mortgage
Corporation 177,151
4,741 Federated Hermes, Inc. 261,798
1,003 Fidelity National Financial, Inc. 47,301
3,793 Fidelity National Information
Services, Inc. 147,472
9,665 Fifth Third Bancorp 544,816
4,802 Financial Institutions, Inc. 187,134
13,433 First American Financial
Corporation 921,369
1,109 First Bancorp/Puerto Rico
a
28,912

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Financials   2.6% - continued
5,017 First Bank/Hamilton, NJ $ 88,951
22 First Citizens BancShares, Inc./NC 45,777
829 First Financial Bankshares, Inc. 28,683
1,948 First Financial Corporation 150,853
336 First Hawaiian, Inc. 9,845
9,760 First Horizon Corporation 250,246
3,758 First Merchants Corporation 164,187
1,806 First Mid-Illinois Bancshares, Inc. 86,851
206 FirstCash Holdings, Inc. 44,562
5,052 Fiserv, Inc.
b
247,801
1,691 Flagstar Bank NA 25,264
1,395 Flywire Corporation
b
24,510
494 Franklin Resources, Inc. 16,435
2,333 Fulton Financial Corporation 56,435
177,515 Genworth Financial, Inc.
b
1,681,067
1,262 Glacier Bancorp, Inc. 65,094
885 Global Life, Inc. 158,132
694 Global Payments, Inc. 50,357
10,967 Goosehead Insurance, Inc.
b
531,900
2,116 Great Southern Bancorp, Inc.
a
165,916
1,517 Hamilton Insurance Group, Ltd. 51,487
951 Hamilton Lane, Inc. 74,967
885 Hancock Whitney Corporation 66,127
20,410 Hanmi Financial Corporation 661,284
1,050 Hanover Bancorp, Inc. 24,486
524 Hanover Insurance Group, Inc. 112,199
3,548 Happen, Inc.
b
73,586
1,353 Hartford Insurance Group, Inc. 179,300
2,456 Hilltop Holdings, Inc. 95,244
1,900 Home BancShares, Inc. 54,245
8,280 Hometrust Bancshares, Inc. 413,089
5,834 Horizon Bancorp, Inc. 116,563
3,879 Houlihan Lokey, Inc. 520,290
24,974 Huntington Bancshares, Inc./OH 442,789
141 Independent Bank Corporation/MA 11,805
6,775 Independent Bank Corporation/MI 244,374
579 Interactive Brokers Group, Inc. 50,396
63,271 Intercontinental Exchange, Inc. 7,789,293
7,081 Invesco, Ltd. 186,868
2,559 Investar Holding Corporation 76,668
3,195 Jackson Financial, Inc. 327,136
3,167 Jefferies Financial Group, Inc. 158,287
93,678 JPMorgan Chase & Company 30,663,620
12,008 Kearny Financial Corporation/MD 113,596
9,296 Kemper Corporation 250,620
3,070 KeyCorp 70,764
2,377 Lazard, Inc. 99,691
3,270 Lincoln National Corporation 115,595
1,442 Loews Corporation 163,249
2,632 M&T Bank Corporation 626,442
145 Markel Group, Inc.
b
283,186
1,045 MarketAxess Holdings, Inc. 118,597
8,551 Marsh & McLennan Companies,
Inc. 1,425,195
4,972 Mastercard, Inc. 2,553,619
1,951 Mercantile Bank Corporation 112,026
4,241 Mercury General Corporation 452,175
7,177 MetLife, Inc. 607,246
49,470 MGIC Investment Corporation 1,395,054
1,395 Miami International Holdings, Inc.
b
51,838
2,451 Mid Penn Bancorp, Inc. 85,393
81,690 Morgan Stanley 17,076,478
1,632 Morningstar, Inc. 254,625
13,684 Nasdaq, Inc. 1,078,573
1,414 National Bankshares, Inc. 51,371
Shares Common Stock  26.0% Value
Financials   2.6% - continued
4,589 NBT Bancorp, Inc. $ 226,559
7,554 Neptune Insurance Holdings, Inc.
b
237,951
3,047 NerdWallet, Inc.
b
28,185
26,753 NMI Holdings, Inc.
b
1,099,281
3,283 Northeast Community Bancorp,
Inc. 91,070
4,220 Northern Trust Corporation 733,605
4,371 Northpointe Bancshares, Inc. 83,836
2,879 Northrim BanCorp, Inc. 79,863
9,392 Northwest Bancshares, Inc. 142,383
9,325 OFG Bancorp 457,578
43,702 Old National Bancorp 1,131,882
19,239 Old Republic International
Corporation 787,260
45,891 Old Second Bancorp, Inc. 1,070,178
4,122 OneMain Holdings, Inc. 251,318
11,128 Oportun Financial Corporation
b
63,541
1,845 Orange County Bancorp, Inc. 67,859
11,890 Orrstown Financial Services, Inc. 485,469
24,444 Oscar Health, Inc.
b
697,143
1,266 Palomar Holdings, Inc.
b
160,010
2,734 Parke Bancorp, Inc. 90,659
1,683 Paymentus Holdings, Inc.
b
40,661
2,336 PayPal Holdings, Inc. 100,868
3,557 PCB Bancorp 100,912
409 Peoples Bancorp of North
Carolina, Inc. 17,624
1,296 Pinnacle Financial Partners, Inc. 130,740
1,516 Piper Sandler Companies 109,667
848 Plumas Bancorp 49,557
930 PNC Financial Services Group,
Inc. 228,985
2,682 Popular, Inc. 440,331
1,364 Prosperity Bancshares, Inc. 99,613
2,671 Provident Financial Services, Inc. 63,142
2,258 Prudential Financial, Inc. 243,706
10,015 Radian Group, Inc. 377,265
1,670 RBB Bancorp 45,783
3,078 Regions Financial Corporation 92,956
10,621 Reinsurance Group of America,
Inc. 2,258,556
1,526 RenaissanceRe Holdings, Ltd. 483,589
496 Renasant Corporation 21,100
605 RLI Corporation 35,737
95,732 Robinhood Markets, Inc.
b
9,600,005
8,224 Rocket Companies, Inc.
b
129,528
813 S&P Global, Inc. 331,102
57,340 SEI Investments Company 5,029,291
691 Selective Insurance Group, Inc. 67,034
331 ServisFirst Bancshares, Inc. 28,714
25,206 Simmons First National
Corporation 570,916
2,463 South Plains Financial, Inc. 106,118
103 Southern Missouri Bancorp, Inc. 7,850
7,343 SouthState Bank Corporation 733,566
1,767 Starwood Property Trust, Inc. 28,943
2,336 State Street Corporation 396,186
8,272 Stifel Financial Corporation 577,137
8,701 Stock Yards Bancorp, Inc. 665,365
5,826 StoneX Group, Inc.
b
690,381
333 Texas Capital Bancshares, Inc. 34,386
1,950 Third Coast Bancshares, Inc.
b
78,780
1,367 Timberland Bancorp, Inc./WA 61,255
4,521 Toast, Inc.
b
125,774
1,288 Tompkins Financial Corporation 121,742

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Financials   2.6% - continued
3,886 Towne Bank/Portsmouth, VA $ 140,829
1,908 TPG RE Finance Trust, Inc. 15,970
1,744 TPG, Inc. 70,719
1,925 Tradeweb Markets, Inc. 191,846
5,080 TriCo Bancshares 273,558
18,232 Triumph Financial, Inc.
b
1,391,284
32,995 Truist Financial Corporation 1,643,811
12,303 U.S. Bancorp 743,101
1,845 UMB Financial Corporation 263,392
1,701 United Bankshares, Inc. 77,957
22,259 United Community Banks, Inc. 781,068
846 Unity Bancorp, Inc. 49,652
8,101 Universal Insurance Holdings, Inc. 335,057
1,239 Univest Financial Corporation 54,206
6,940 Unum Group 620,436
13,791 Valley National Bancorp 202,038
3,511 Virtu Financial, Inc. 209,150
93,339 Visa, Inc. 32,023,678
1,141 Voya Financial, Inc. 103,295
45,920 Wells Fargo & Company 3,794,829
10,931 WesBanco, Inc. 426,637
2,639 West Bancorporation, Inc. 70,013
4,820 Western Alliance Bancorp 396,204
14,171 Western Union Company 109,117
606 WEX, Inc.
b
85,501
2,162 Wintrust Financial Corporation 347,477
2,081 WisdomTree, Inc. 35,252
302 WSFS Financial Corporation 23,172
23,016 Zions Bancorp NA 1,592,477
Total 226,615,648
Health Care   2.1%
2,584 4D Molecular Therapeutics, Inc.
b
34,367
38,889 AbbVie, Inc. 9,786,028
5,283 Acadia Healthcare Company, Inc.
b
156,007
4,725 Adaptive Biotechnologies
Corporation
b
101,351
29,162 Agilent Technologies, Inc. 3,873,588
1,183 Agios Pharmaceuticals, Inc.
b
43,901
780 Align Technology, Inc.
b
131,555
17,709 Alignment Healthcare, Inc.
b
421,651
36,513 Amgen, Inc. 13,222,088
2,447 Anika Therapeutics, Inc.
b
35,800
3,710 Arcus Biosciences, Inc.
b
114,379
869 Argenx SE ADR
b
806,232
55,789 Avantor, Inc.
b
552,311
2,063 Azenta, Inc.
b
52,648
159 Becton, Dickinson and Company 24,061
17,644 BioLife Solutions, Inc.
b
498,267
4,767 BioMarin Pharmaceutical, Inc.
b
272,768
285 Bio-Rad Laboratories, Inc.
b
83,679
83,223 Boston Scientific Corporation
b
3,551,958
6,837 BridgeBio Pharma, Inc.
b
509,220
18,706 BrightSpring Health Services, Inc.
b
1,304,556
4,411 Bristol-Myers Squibb Company 254,162
486 Bruker Corporation 29,247
9,011 C4 Therapeutics, Inc.
b
42,081
733 Cardinal Health, Inc. 174,131
4,579 Cencora, Inc. 1,295,765
22,087 Centene Corporation
b
1,417,765
1,537 Charles River Laboratories
International, Inc.
b
348,576
2,796 Cigna Group 770,801
4,640 Concentra Group Holdings Parent,
Inc. 138,040
Shares Common Stock  26.0% Value
Health Care   2.1% - continued
6,877 Cooper Companies, Inc.
b
$ 493,150
15,839 CVS Health Corporation 1,638,545
64,332 Danaher Corporation 12,253,959
5,558 Denali Therapeutics, Inc.
b
142,952
8,603 Dentsply Sirona, Inc. 91,278
6,306 Dexcom, Inc.
b
424,709
5,017 Doximity, Inc.
b
104,053
3,693 Edwards Lifesciences
Corporation
b
334,069
15,635 Elanco Animal Health, Inc.
b
384,777
1,831 Elevance Health, Inc. 708,103
29,577 Eli Lilly & Company 35,475,541
4,777 Enanta Pharmaceuticals, Inc.
b
69,649
10,190 Encompass Health Corporation 1,030,005
6,291 Enovis Corporation
b
130,224
1,389 Envista Holdings Corporation
b
36,600
6,039 Exelixis, Inc.
b
328,582
7,568 Fate Therapeutics, Inc.
b
20,434
9,960 Fortrea Holdings, Inc.
b
173,304
2,335 Fulcrum Therapeutics, Inc.
b
8,546
582 GE HealthCare Technologies, Inc. 37,254
3,632 Gilead Sciences, Inc. 458,867
2,422 Globus Medical, Inc.
b
191,362
7,717 Guardant Health, Inc.
b
1,157,781
807 Henry Schein, Inc.
b
67,401
174 Humana, Inc. 69,116
3,201 ICON plc
b
556,046
882 ICU Medical, Inc.
b
129,301
2,080 IDEXX Laboratories, Inc.
b
1,094,995
5,161 Illumina, Inc.
b
907,459
1,923 Insmed, Inc.
b
205,030
5,510 Insulet Corporation
b
838,897
3,482 Integra LifeSciences Holdings
Corporation
b
62,537
39,866 Intuitive Surgical, Inc.
b
15,853,911
6,060 Ionis Pharmaceuticals, Inc.
b
480,497
1,220 IQVIA Holding, Inc.
b
235,728
21,154 Janux Therapeutics, Inc.
b
324,925
12,580 Jazz Pharmaceuticals, Inc.
b
3,031,403
50,120 Johnson & Johnson 12,728,976
3,082 Labcorp Holdings, Inc. 862,960
24,666 LivaNova plc
b
2,028,285
871 Medline, Inc.
b
34,352
5,230 Medpace Holdings, Inc.
b
2,769,756
70,152 Medtronic plc 5,487,991
9,832 Merck & Company, Inc. 1,263,412
564 Merit Medical Systems, Inc.
b
39,108
444 Mettler-Toledo International, Inc.
b
567,214
4,381 Mirum Pharmaceuticals, Inc.
b
512,884
1,525 Moderna, Inc.
b
106,796
3,107 Myriad Genetics, Inc.
b
17,741
3,033 Natera, Inc.
b
823,308
12,098 Neogen Corporation
b
108,761
48,815 Neurocrine Biosciences, Inc.
b
8,227,036
9,452 OmniAb, Inc.
b
23,252
679 Option Care Health, Inc.
b
14,239
1,129 Prestige Consumer Healthcare,
Inc.
b
53,368
4,651 QIAGEN NV 181,854
189 Quest Diagnostics, Inc. 40,059
3,678 QuidelOrtho Corporation
b
64,420
10,496 RadNet, Inc.
b
647,288
563 Regeneron Pharmaceuticals, Inc. 351,053
9,866 Repligen Corporation
b
1,346,117
1,132 Revolution Medicines, Inc.
b
212,001

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Health Care   2.1% - continued
975 Roivant Sciences, Ltd.
b
$ 34,505
75,380 Royalty Pharma plc 4,226,557
3,445 Sarepta Therapeutics, Inc.
b
61,907
2,003 Sotera Health Company
b
35,553
686 STERIS plc 144,451
12,661 Stryker Corporation 3,986,189
4,609 Tenet Healthcare Corporation
b
862,252
15,231 Twist Bioscience Corporation
b
1,566,965
4,513 UFP Technologies, Inc.
b
1,196,532
2,672 United Therapeutics Corporation
b
1,447,770
9,143 UnitedHealth Group, Inc. 3,800,105
7,726 Varex Imaging Corporation
b
80,582
2,003 Vaxcyte, Inc.
b
116,434
2,507 Veeva Systems, Inc.
b
444,917
11,277 Vericel Corporation
b
501,714
25,311 Viatris, Inc. 401,939
810 Viemed Healthcare, Inc.
b
9,234
8,981 Vir Biotechnology, Inc.
b
91,516
244 Waters Corporation
b
91,510
7,896 WaVe Life Sciences, Ltd.
b
45,876
34,345 Waystar Holding Corporation
b
705,103
3,707 West Pharmaceutical Services,
Inc. 1,330,813
3,080 Xencor, Inc.
b
49,588
1,557 Xenon Pharmaceuticals, Inc.
b
93,980
5,851 Zimmer Biomet Holdings, Inc. 503,713
Total 179,939,909
Industrials   3.3%
18,175 3M Company 2,942,714
5,570 AAON, Inc. 706,610
2,362 Acuity, Inc. 889,671
11,694 Advanced Drainage Systems, Inc. 1,835,490
1,551 AECOM 108,260
393 AGCO Corporation 47,042
59,609 Allegheny Technologies, Inc.
b
11,748,934
1,604 Allegion plc 225,346
579 Allison Transmission Holdings, Inc. 65,276
9,385 Amentum Holdings, Inc.
b
193,988
714 American Superconductor
Corporation
b
29,638
19,897 AMETEK, Inc. 4,813,880
4,205 APi Group Corporation
b
178,082
4,368 Applied Industrial Technologies,
Inc. 1,477,039
2,903 Armstrong World Industries, Inc. 465,699
5,367 Atmus Filtration Technologies, Inc. 273,663
15,771 Automatic Data Processing, Inc. 3,531,915
1,668 Axon Enterprise, Inc.
b
935,097
443 AZZ, Inc. 68,687
2,383 Badger Infrastructure Solutions,
Ltd. 156,296
4,118 Barrett Business Services, Inc. 146,271
5,403 Bloom Energy Corporation
b
1,635,488
2,061 Brady Corporation 188,726
2,175 BrightView Holdings, Inc.
b
30,820
148 Brink's Company 13,985
924 Broadridge Financial Solutions,
Inc. 126,542
3,677 Builders FirstSource, Inc.
b
329,018
8,250 BWX Technologies, Inc. 1,605,862
1,615 C.H. Robinson Worldwide, Inc. 304,169
136 CACI International, Inc.
b
63,003
26,575 Caterpillar, Inc. 28,299,717
10,374 CECO Environmental Corporation
b
941,337
Shares Common Stock  26.0% Value
Industrials   3.3% - continued
23,096 Clean Harbors, Inc.
b
$ 6,899,930
64,725 CNH Industrial NV 726,862
2,105 Concentrix Corporation 47,163
4,558 Construction Partners, Inc.
b
541,354
64,516 Copart, Inc.
b
1,818,706
2,786 CRA International, Inc. 396,448
7,281 Crane Company 1,624,173
2,147 CSW Industrials, Inc. 597,510
103,277 CSX Corporation 4,908,756
3,310 Cummins, Inc. 2,360,725
6,381 Curtiss-Wright Corporation 4,835,267
7,566 Delta Air Lines, Inc. 708,632
3,951 Donaldson Company, Inc. 354,681
165 Dycom Industries, Inc.
b
83,422
32,940 Eaton Corporation plc 14,036,393
13,119 EMCOR Group, Inc. 10,887,196
1,571 Enerpac Tool Group Corporation 56,336
872 EnerSys 203,891
3,270 EnPro, Inc. 1,232,561
823 Equifax, Inc. 130,627
4,290 ESCO Technologies, Inc. 1,501,672
4,134 ExlService Holdings, Inc.
b
106,905
351,349 Fastenal Company 16,875,292
4,092 Federal Signal Corporation 525,781
3,657 Ferguson Enterprises, Inc. 867,916
12,106 Flowserve Corporation 897,781
23,953 Fluor Corporation
b
1,254,898
910 Fortive Corporation 55,592
3,988 Fortune Brands Innovations, Inc. 218,941
4,071 FTAI Aviation, Ltd. 1,101,328
5,411 Gates Industrial Corporation plc
b
151,346
317 GATX Corporation 56,169
14,837 GE Vernova, Inc. 17,431,398
132 Generac Holdings, Inc.
b
38,651
12,737 General Dynamics Corporation 4,511,955
80,751 General Electric Company 30,179,071
2,993 Genpact, Ltd. 82,308
6,678 Graco, Inc. 504,924
1,293 HEICO Corporation 333,478
2,171 Helios Technologies, Inc. 193,762
2,320 Herc Holdings, Inc. 332,549
7,073 Hexcel Corporation 707,724
1,713 Honeywell Aerospace, Inc.
b
378,599
1,712 Honeywell International, Inc. 383,317
6,446 Howmet Aerospace, Inc. 1,733,072
84 Hubbell, Inc. 43,949
3,110 Hudson Technologies, Inc.
b
17,851
314 Huntington Ingalls Industries, Inc. 87,885
3,718 IDEX Corporation 843,800
303 IES Holdings, Inc.
b
222,602
666 Ingersoll Rand, Inc. 54,605
4,025 Innodata, Inc.
b
304,209
455 Insteel Industries, Inc. 13,741
1,504 ITT Corporation 297,431
2,989 Jacobs Solutions, Inc. 376,614
2,773 JB Hunt Transport Services, Inc. 802,589
18,455 Johnson Controls International plc 2,696,460
11,775 Kirby Corporation
b
1,601,047
1,134 Knight-Swift Transportation
Holdings, Inc. 88,305
2,298 Korn Ferry 153,001
2,707 L3Harris Technologies, Inc. 786,627
658 Landstar System, Inc. 136,081
436 Leidos Holdings, Inc. 44,895
7,294 Limbach Holdings, Inc.
b
561,638

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Industrials   3.3% - continued
5,649 Lincoln Electric Holdings, Inc. $ 1,499,866
385 Liquidity Services, Inc.
b
15,061
3,008 Lyft, Inc.
b
43,947
476 Masco Corporation 38,732
43 MasTec, Inc.
b
17,891
798 Maximus, Inc. 42,900
2,432 McGrath RentCorp 294,345
14,542 Mercury Systems, Inc.
b
1,778,923
2,998 Middleby Corporation
b
515,686
5,606 MillerKnoll, Inc. 114,699
3,127 Modine Manufacturing Company
b
834,972
2,872 Moog, Inc. 1,217,268
5,910 Mueller Industries, Inc. 726,516
19,081 Mueller Water Products, Inc. 492,862
370 MYR Group, Inc.
b
185,148
2,375 Nextpower, Inc.
b
282,957
131 Nordson Corporation 39,521
43,485 NPK International, Inc.
b
691,846
5,121 nVent Electric plc 868,573
3,660 NWPX Infrastructure, Inc.
b
548,780
4,832 Old Dominion Freight Line, Inc. 1,046,611
2,573 OPENLANE, Inc.
b
106,111
3,250 Otis Worldwide Corporation 232,700
1,150 Owens Corning, Inc. 182,804
19,330 Parker-Hannifin Corporation 18,907,060
469 Paychex, Inc. 46,117
726 Paylocity Holding Corporation
b
75,889
1,148 Pentair plc 88,006
2,023 Powell Industries, Inc. 579,306
6,187 Proficient Auto Logistics, Inc.
b
42,133
1,682 Proto Labs, Inc.
b
137,100
2,010 Quanta Services, Inc. 1,447,280
7,913 RBC Bearings, Inc.
b
5,096,447
1,179 Regal Rexnord Corporation 280,826
7,997 Republic Services, Inc. 1,704,001
3,710 Rockwell Automation, Inc. 1,836,747
50,832 RTX Corporation 9,644,355
171 Ryder System, Inc. 45,105
1,599 Saia, Inc.
b
673,435
1,208 Science Applications International
Corporation 133,375
4,929 Sensata Technologies Holding plc 235,310
537 SkyWest, Inc.
b
53,340
634 SPX Technologies, Inc.
b
155,438
5,660 SS&C Technologies Holdings, Inc. 351,203
2,430 Standex International Corporation 869,138
1,705 Stanley Black & Decker, Inc. 160,475
699 Sterling Construction Company,
Inc.
b
586,713
1,107 Terex Corporation 80,136
2,876 Tetra Tech, Inc. 83,088
535 Textron, Inc. 49,076
5,563 Timken Company 808,415
38,759 Toro Company 3,775,902
157 Trane Technologies plc 77,112
7,112 Transcat, Inc.
b
659,780
1,987 Trex Company, Inc.
b
99,429
158,587 Uber Technologies, Inc.
b
11,443,638
541 U-Haul Holding Company
a,b
35,403
4,083 UL Solutions, Inc. 415,894
1,627 United Airlines Holdings, Inc.
b
221,256
754 United Rentals, Inc. 854,199
9,149 Upwork, Inc.
b
76,486
4,222 V2X, Inc.
b
314,792
1,848 Valmont Industries, Inc. 1,067,405
Shares Common Stock  26.0% Value
Industrials   3.3% - continued
2,705 Veralto Corporation $ 239,879
6,091 Verisk Analytics, Inc. 1,093,517
11,742 Verra Mobility Corporation
b
49,904
4,193 Vertiv Holdings Company 1,403,900
3,516 Vestis Corporation
b
51,052
333 Vicor Corporation
b
126,467
1,037 Wabtec Corporation 279,575
158 Watts Water Technologies, Inc. 61,849
578 WESCO International, Inc. 199,659
4,644 Willdan Group, Inc.
b
367,340
8,618 Woodward, Inc. 3,666,442
240 XPO, Inc.
b
49,270
2,143 Xylem, Inc. 253,324
4,166 Zurn Elkay Water Solutions
Corporation 210,508
Total 289,468,872
Information Technology   9.5%
11,272 Adobe, Inc.
b
2,310,985
73,164 Advanced Micro Devices, Inc.
b
42,501,699
2,105 Akamai Technologies, Inc.
b
248,832
1,804 Ambarella, Inc.
b
154,783
4,979 Amkor Technology, Inc. 429,339
86,347 Amphenol Corporation 15,224,703
20,933 Analog Devices, Inc. 8,313,960
427,518 Apple, Inc. 123,706,608
20,256 Applied Materials, Inc. 14,645,088
154,375 Arista Networks, Inc.
b
26,225,225
2,248 Arrow Electronics, Inc.
b
479,746
230 Astera Labs, Inc.
b
111,095
756 Atlassian Corporation
b
58,809
21,874 Autodesk, Inc.
b
4,252,743
3,523 Avnet, Inc. 312,913
3,114 BILL Holdings, Inc.
b
112,602
1,292 Blackbaud, Inc.
b
38,269
170,025 Broadcom, Inc. 64,226,944
33,324 Cadence Design Systems, Inc.
b
12,507,164
27,866 CCC Intelligent Solutions Holdings,
Inc.
b
143,789
1,316 Celestica, Inc.
b
480,077
845 Circle Internet Group, Inc.
b
52,922
2,315 Cirrus Logic, Inc.
b
343,847
25,198 Cisco Systems, Inc. 2,959,757
4,415 Cloudflare, Inc.
b
1,082,911
19,887 Cognex Corporation 1,440,216
1,446 Cognizant Technology Solutions
Corporation 56,004
2,413 Coherent Corporation
b
951,856
1,729 Cohu, Inc.
b
127,790
395 CommVault Systems, Inc.
b
55,983
2,091 Crane NXT Company 106,976
3,682 Credo Technology Group Holding,
Ltd.
b
1,001,320
671 CrowdStrike Holdings, Inc.
b
512,067
170 CTS Corporation 11,082
4,994 Datadog, Inc.
b
1,300,238
4,990 DigitalOcean Holdings, Inc.
b
783,580
1,254 Diodes, Inc.
b
137,238
24,444 DocuSign, Inc.
b
1,085,802
2,775 Enphase Energy, Inc.
b
136,641
334 Entegris, Inc. 60,073
1,051 EPAM Systems, Inc.
b
83,397
4,324 Everforth, Inc.
b
77,270
501 F5, Inc.
b
208,396
2,551 Fabrinet
b
1,433,866

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Information Technology   9.5% - continued
3,618 Figma, Inc.
b
$ 65,450
34,003 Flex, Ltd.
b
5,510,866
86,142 Fortinet, Inc.
b
13,233,134
886 GoDaddy, Inc.
b
75,204
3,924 GPGI, Inc. 62,195
15,853 Guidewire Software, Inc.
b
1,950,712
6,923 Hewlett Packard Enterprise
Company 312,296
391 HubSpot, Inc.
b
71,361
1,087 Ichor Holdings, Ltd.
b
122,048
1,375 Insight Enterprises, Inc.
b
167,475
65,808 Intel Corporation
b
9,188,771
1,797 InterDigital, Inc. 508,785
27,555 International Business Machines
Corporation 7,748,742
788 IonQ, Inc.
a,b
41,969
40,852 JFrog, Ltd.
b
3,712,630
16,858 Keysight Technologies, Inc.
b
5,901,480
6,809 Knowles Corporation
b
282,437
2,031 Kulicke and Soffa Industries, Inc. 271,667
86,864 Lam Research Corporation 37,640,777
11,484 Lattice Semiconductor
Corporation
b
1,756,593
3,831 Littelfuse, Inc. 1,744,369
490 Lumentum Holdings, Inc.
b
420,449
3,132 MACOM Technology Solutions
Holdings, Inc.
b
1,191,319
4,691 Manhattan Associates, Inc.
b
653,222
466 MaxLinear, Inc.
b
59,662
2,758 Microchip Technology, Inc. 251,530
36,297 Micron Technology, Inc. 41,897,264
230,395 Microsoft Corporation 85,941,943
3,656 MKS, Inc. 1,626,189
253 MongoDB, Inc.
b
84,983
1,581 Monolithic Power Systems, Inc. 2,185,511
6,737 Motorola Solutions, Inc. 2,797,809
1,536 Napco Security Technologies, Inc. 58,337
366 NetApp, Inc. 56,642
44,338 Nokia Oyj ADR 588,809
3,053 Novanta, Inc.
a,b
495,319
6,549 Nutanix, Inc.
b
333,737
908,030 NVIDIA Corporation 181,687,723
2,367 NXP Semiconductors NV 665,198
1,331 Okta, Inc.
b
181,615
1,394 ON Semiconductor Corporation
b
131,789
4,210 Onto Innovation, Inc.
b
1,593,274
119,494 Palantir Technologies, Inc.
b
13,941,365
3,564 Pegasystems, Inc. 106,813
631 Plexus Corporation
b
189,723
821 PTC, Inc.
b
93,274
450 Q2 Holdings, Inc.
b
21,645
1,209 Qnity Electronics, Inc. 197,442
4,910 Qualcomm, Inc. 907,319
9,077 Rambus, Inc.
b
1,204,881
6,902 Rigetti Computing, Inc.
b
133,347
1,251 Rogers Corporation
b
204,826
585 Roper Industries, Inc. 197,958
51,187 SailPoint, Inc.
b
749,378
8,721 Samsung Electronics Company,
Ltd. 1,935,166
4,204 SanDisk Corporation
b
9,558,761
665 Sanmina Corporation
b
168,298
100,405 ServiceNow, Inc.
b
9,968,208
2,059 SiTime Corporation
b
1,535,108
3,069 Skyworks Solutions, Inc.
a
208,078
Shares Common Stock  26.0% Value
Information Technology   9.5% - continued
12,632 Snowflake, Inc.
b
$ 3,214,844
5,069 Sprout Social, Inc.
b
38,271
6,122 Synopsys, Inc.
b
2,730,841
3,380 T1 Energy, Inc.
b
32,042
46,244 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 22,084,747
7,140 TD SYNNEX Corporation 1,908,808
270 TE Connectivity plc 54,435
457 Teledyne Technologies, Inc.
b
304,773
1,939 Tenable Holdings, Inc.
b
71,510
1,898 Teradyne, Inc. 918,328
31,412 Texas Instruments, Inc. 9,362,975
3,526 Trimble, Inc.
b
180,461
3,153 TTM Technologies, Inc.
b
589,674
336 Twilio, Inc.
b
69,327
330 Tyler Technologies, Inc.
b
96,512
4,773 Unity Software, Inc.
b
136,412
1,488 Varonis Systems, Inc.
b
62,436
617 VeriSign, Inc. 155,212
1,794 ViaSat, Inc.
b
161,119
7,102 Vontier Corporation 205,958
1,487 Western Digital Corporation 949,777
1,464 Workday, Inc.
b
179,223
2,435 Zebra Technologies Corporation
b
641,038
1,575 Zoom Communications, Inc.
b
135,938
856 Zscaler, Inc.
b
120,824
Total 829,492,965
Materials   0.5%
4,596 Air Products and Chemicals, Inc. 1,347,455
847 Albemarle Corporation 114,370
35,552 Alcoa Corporation 1,853,681
1,579 Alto Ingredients, Inc.
b
9,000
1,889 Amcor plc 81,888
10,324 American Vanguard Corporation
b
28,907
4,901 Amrize, Ltd. 261,223
1,162 AngloGold Ashanti plc 93,994
3,853 AptarGroup, Inc. 482,396
2,305 Ashland, Inc. 151,876
233 Avery Dennison Corporation 37,828
5,295 Avient Corporation 195,703
10,338 Balchem Corporation 1,746,605
4,212 Ball Corporation 262,829
10,431 Celanese Corporation 479,826
4,533 Century Aluminum Company
b
208,563
6,271 CF Industries Holdings, Inc. 678,899
14,128 Cleveland-Cliffs, Inc.
b
132,662
12,638 Coeur Mining, Inc. 206,252
2,443 Commercial Metals Company 153,298
1,541 Compass Minerals International,
Inc.
b
47,971
151,423 Constellium SE
b
4,825,851
2,893 Corteva, Inc. 245,008
6,804 Crown Holdings, Inc. 760,823
7,377 Dow, Inc. 201,835
2,796 DuPont de Nemours, Inc. 379,249
4,206 Eastman Chemical Company 281,718
16,455 Ecolab, Inc. 4,584,528
57,697 Ecovyst, Inc.
b
718,328
22,397 Element Solutions, Inc. 1,069,457
36,992 Freeport-McMoRan, Inc. 2,326,427
12,712 Graphic Packaging Holding
Company 134,366
2,075 Greif, Inc. 154,567

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Materials   0.5% - continued
5,646 Hecla Mining Company $ 87,118
1,855 Ingevity Corporation
b
138,513
8,587 International Paper Company 327,165
2,412 Intrepid Potash, Inc.
b
79,065
39,614 Ivanhoe Mines, Ltd.
b
310,320
2,265 Kaiser Aluminum Corporation 443,102
17,868 Linde plc 9,272,420
5,398 Louisiana-Pacific Corporation 424,607
4,140 LyondellBasell Industries NV 217,971
12,213 Magnera Corporation
b
143,503
1,393 Martin Marietta Materials, Inc. 803,343
1,698 Minerals Technologies, Inc. 125,601
13,310 Mosaic Company 282,039
25,912 Newmont Corporation 2,420,181
4,306 Nucor Corporation 959,162
2,803 O-I Glass, Inc.
b
26,993
14,015 Orion SA 92,919
267 Packaging Corporation of America 63,621
10,826 Perimeter Solutions, Inc.
b
385,947
1,411 PPG Industries, Inc. 171,140
398 Reliance, Inc. 148,693
1,224 Royal Gold, Inc. 244,323
604 Scotts Miracle-Gro Company 41,138
1,859 Sensient Technologies Corporation 229,196
1,276 Smurfit WestRock plc 59,028
3,088 Solstice Advanced Materials, Inc. 273,597
2,408 Sonoco Products Company 135,691
8,690 SSR Mining, Inc.
b
245,753
2,489 Steel Dynamics, Inc. 571,126
1,007 Stepan Company 56,110
122 Vulcan Materials Company 35,991
Total 43,072,759
Real Estate   0.5%
2,261 Agree Realty Corporation 171,248
5,260 Alexandria Real Estate Equities,
Inc. 277,991
3,886 Alpine Income Property Trust, Inc. 80,673
14,489 Americold Realty Trust, Inc. 227,767
1,433 AvalonBay Communities, Inc. 270,393
15,133 Brixmor Property Group, Inc. 477,144
1,495 Broadstone Net Lease, Inc. 30,902
12,986 CareTrust REIT, Inc. 523,985
9,508 CBRE Group, Inc.
b
1,280,633
7,506 CoStar Group, Inc.
b
212,570
17,671 Cousins Properties, Inc. 529,777
8,375 Crown Castle, Inc. 634,239
5,795 Curbline Properties Corporation 176,168
2,128 Cushman & Wakefield, Ltd.
b
28,494
2,470 Digital Realty Trust, Inc. 443,563
12,710 Easterly Government Properties,
Inc. 316,860
29,595 EPR Properties 1,716,806
2,513 Equinix, Inc. 2,619,526
1,869 Equity Lifestyle Properties, Inc. 120,457
160,552 Essential Properties Realty Trust,
Inc. 4,792,477
248 Essex Property Trust, Inc. 72,314
1,889 Extra Space Storage, Inc. 274,472
997 Federal Realty Investment Trust 123,070
149,267 Fermi, Inc.
a,b
1,367,286
10,176 First Industrial Realty Trust, Inc. 623,891
3,706 FrontView REIT, Inc. 74,972
5,898 Gaming and Leisure Properties,
Inc. 262,638
Shares Common Stock  26.0% Value
Real Estate   0.5% - continued
15,400 Getty Realty Corporation $ 513,744
22,779 Healthcare Realty Trust, Inc. 459,452
6,857 Host Hotels & Resorts, Inc. 162,580
9,278 Hudson Pacific Properties, Inc. 140,933
50,728 Industrial Logistics Properties Trust 449,957
19,144 Innovative Industrial Properties,
Inc. 1,186,545
12,056 InvenTrust Properties Corporation 426,782
15,498 Iron Mountain, Inc. 1,957,552
18,568 Jones Lang LaSalle, Inc.
b
5,755,152
2,857 Kimco Realty Corporation 72,425
183 Lamar Advertising Company 28,544
1,838 Macerich Company 46,299
78,005 Medical Properties Trust, Inc. 360,383
75,737 Millrose Properties, Inc. 2,275,897
345 National Health Investors, Inc. 26,310
3,394 NET Lease Office Properties 37,775
44,134 NetSTREIT Corporation 932,551
1,428 NNN REIT, Inc. 66,445
615 Omega Healthcare Investors, Inc. 29,323
11,811 Outfront Media, Inc. 386,928
18,646 Park Hotels & Resorts, Inc. 265,706
5,788 Piedmont Realty Trust, Inc.
b
52,960
2,748 Postal Realty Trust, Inc. 67,711
9,519 Rayonier, Inc. REIT 202,564
1,757 Realty Income Corporation 108,864
1,101 Regency Centers Corporation 87,794
19,025 RLJ Lodging Trust 225,446
539 Ryman Hospitality Properties 69,288
69,716 Sabra Health Care REIT, Inc. 1,360,159
23,996 Safehold, Inc. 376,737
1,009 SBA Communications Corporation 178,048
37,203 Service Properties Trust 62,873
1,173 Simon Property Group, Inc. 262,341
7,795 STAG Industrial, Inc. 296,678
134,832 Tanger, Inc. 5,321,819
13,611 Terreno Realty Corporation 881,584
2,470 Ventas, Inc. 219,336
13,157 VICI Properties, Inc. 349,318
1,171 WP Carey, Inc. 83,727
7,888 Xenia Hotels & Resorts, Inc. 160,600
5,200 Zillow Group, Inc., Class C
b
163,904
Total 43,843,350
Utilities   0.4%
3,786 Alliant Energy Corporation 288,834
7,301 American States Water Company 603,282
394 American Water Works Company,
Inc. 51,842
3,006 Artesian Resources Corporation 102,174
10,881 Avista Corporation 445,142
3,895 Black Hills Corporation 289,788
3,514 California Water Service Group 170,956
6,500 CenterPoint Energy, Inc. 286,260
13,473 Clearway Energy, Inc., Class C 460,507
1,330 Consolidated Edison, Inc. 147,138
26,704 Constellation Energy Corporation 6,632,472
308 DTE Energy Company 46,930
6,039 Duke Energy Corporation 764,417
106,531 Edison International 7,931,233
8,177 Entergy Corporation 939,210
4,595 Evergy, Inc. 397,146
12,819 Eversource Energy 926,429
8,622 Exelon Corporation 401,958
5,557 FirstEnergy Corporation 264,180

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.0% Value
Utilities   0.4% - continued
2,275 H2O America
a
$ 138,252
5,548 National Fuel Gas Company 428,361
8,844 New Jersey Resources
Corporation 495,618
5,915 NiSource, Inc. 281,258
1,147 OGE Energy Corporation 55,813
2,500 Otter Tail Corporation 224,950
130,770 PG&E Corporation 2,199,551
7,181 Pinnacle West Capital Corporation 768,367
90,823 Portland General Electric
Company 4,707,356
1,701 PPL Corporation 61,831
1,711 Public Service Enterprise Group,
Inc. 138,865
2,432 Spire, Inc. 189,915
181,127 UGI Corporation 6,256,126
6,539 Unitil Corporation 344,540
9,376 Vistra Energy Corporation 1,487,315
430 Xcel Energy, Inc. 34,529
Total 38,962,545
Total Common Stock
(cost $1,328,720,435) 2,271,743,710
Principal
Amount Long-Term Fixed Income 13.0% Value
Asset-Backed Securities   0.4%
522 Funding CLO, Ltd.
$ 1,925,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
1,920,403
Access Group, Inc.
46,639
4.242%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
46,550
ALLO Issuer, LLC
2,600,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
2,609,668
Balboa Bay Loan Funding, Ltd.
2,000,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
1,999,992
1,750,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
1,746,070
Barings CLO, Ltd.
2,150,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
2,151,094
Battalion CLO XIV, Ltd.
1,300,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
1,297,606
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,591,143
Commonbond Student Loan Trust
56,605
4.263%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
56,167
Principal
Amount Long-Term Fixed Income  13.0% Value
Asset-Backed Securities   0.4% - continued
FirstLight Issuer, LLC
$ 1,600,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
c,e
$ 1,606,319
Foundation Finance Trust
478,335
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
456,205
Hotwire Funding, LLC
2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
2,220,514
Laurel Road Prime Student Loan
Trust
636,926
6.010%,  11/25/2043, Ser.
2018-D, Class A
c,d
607,867
LCM 41, Ltd.
1,000,000
5.673%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
998,616
Lightpath Fiber Issuer, LLC
2,250,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
2,246,886
National Collegiate Trust
325,696
3.994%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
319,524
Oak Street Investment
1,738,847
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
1,547,572
Pagaya AI Debt Grantor Trust
1,525,000
5.245%,  1/16/2034, Ser.
2026-4, Class A2
c
1,522,882
Palmer Square Loan Funding, Ltd.
1,300,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
1,289,540
RR 28, Ltd.
2,825,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
2,831,300
Sunnova Hestia II Issuer, LLC
1,939,965
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
1,864,283
Trinitas CLO, Ltd.
2,875,000
5.367%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d
2,877,714
Total 33,807,915
Collateralized Mortgage Obligations   1.4%
A&D Mortgage Trust
1,085,369
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,g
1,090,747
Alternative Loan Trust
482,641
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 238,031
Arroyo Mortgage Trust
3,000,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
c
2,835,979
BINOM Securitization Trust
781,385
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
720,690

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  13.0% Value
Collateralized Mortgage Obligations   1.4% -
continued
CFST Mortgage Trust
$ 850,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,g
$ 852,867
Chase Home Lending Mortgage
Trust
1,775,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
1,779,891
CHNGE Mortgage Trust
539,167
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,g
537,463
Citicorp Mortgage Securities, Inc.
1,221,919
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,063,815
COLT Mortgage Loan Trust
1,585,060
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
1,434,013
Countrywide Alternative Loan Trust
643,004
4.125%,  10/25/2035, Ser.
2005-43, Class 4A1
d
560,948
1,596,195
7.000%,  10/25/2037, Ser.
2007-24, Class A10 497,678
Cross Mortgage Trust
2,081,402
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,g
2,055,158
CSMC Trust
1,026,590
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
887,695
Federal Home Loan Mortgage
Corporation - REMIC
2,226,824
4.000%,  1/25/2051, Ser.
5249, Class LA 2,187,355
2,000,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,958,685
3,250,000
5.250%,  2/25/2055, Ser.
5508, Class AY 3,212,534
1,650,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,623,341
2,118,151
7.628%,  (SOFR30A +
4.000%), 7/25/2026, Ser.
5567, Class MB
d
2,155,990
3,300,000
5.000%,  8/25/2055, Ser.
5569, Class BY 3,211,010
4,020,836
5.000%,  9/25/2054, Ser.
5473, Class HL 3,977,226
4,847,189
2.000%,  12/25/2050, Ser.
5051, Class WI
h
627,977
497,826
3.000%,  2/15/2033, Ser.
4170, Class IG
h
27,111
1,109,383
3.000%,  3/15/2033, Ser.
4180, Class PI
h
77,231
2,060,124
4.500%,  10/15/2033, Ser.
2695, Class BH 2,050,094
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,506,153
Federal Home Loan Mortgage
Corporation - SLST
1,975,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
1,706,847
Federal National Mortgage
Association - REMIC
2,750,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,714,023
Principal
Amount Long-Term Fixed Income  13.0% Value
Collateralized Mortgage Obligations   1.4% -
continued
$ 1,950,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL $ 1,887,917
2,093,600
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 1,996,330
1,933,165
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,622,338
3,393,520
2.000%,  12/25/2050, Ser.
2020-89, Class IM
h
448,159
342,355
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
3,855
Flagstar Mortgage Trust
1,074,516
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
967,132
GCAT Trust
1,273,842
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
1,164,166
2,046,152
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
2,078,602
GS Mortgage-Backed Securities
Trust
2,236,394
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,g
2,200,542
2,333,522
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
2,008,901
1,450,000
5.000%,  10/25/2056, Ser.
2026-PJ7, Class A17
c,d
1,368,943
3,325,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
3,300,000
HTAP Issuer Trust
1,506,979
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
1,499,629
2,681,310
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
2,668,754
J.P. Morgan Mortgage Trust
2,414,020
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
1,995,400
1,600,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
1,578,578
1,515,967
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
1,298,768
998,283
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,g
987,949
1,365,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
1,298,300
Mello Mortgage Capital
Acceptance
2,366,884
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
1,941,645
Merrill Lynch Alternative Note
Asset Trust
337,679
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 100,361
MFA Trust
1,308,153
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,g
1,310,109
Morgan Stanley Residential
Mortgage Loan Trust
1,100,000
7.283%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,102,358
New Residential Mortgage Loan
Trust
5,098,663
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
4,214,366

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  13.0% Value
Collateralized Mortgage Obligations   1.4% -
continued
OBX Trust
$ 1,550,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
$ 1,469,850
PMT Loan Trust
3,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
3,066,021
3,225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
3,191,784
Point Securitization Trust
2,318,219
5.750%,  10/25/2055, Ser.
2025-2, Class A1
c
2,301,509
PRET Trust
1,368,292
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,g
1,323,227
PRET, LLC
1,783,196
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,g
1,769,253
Provident Funding Mortgage Trust
1,750,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,670,367
PRPM, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,g
1,545,470
1,180,761
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,g
1,180,340
1,701,987
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,g
1,695,556
RCO IX Mortgage, LLC
484,252
5.765%,  5/25/2031, Ser.
2026-2, Class A1
c,g
483,416
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
1,004,131
Residential Accredit Loans, Inc.
Trust
501,096
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 446,140
Saluda Grade Alternative
Mortgage Trust
1,761,942
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,g
1,757,727
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,g
1,997,705
Saxon Asset Securities Trust
1,204,048
2.735%,  8/25/2035, Ser.
2004-2, Class MF2
d
1,102,953
Sequoia Mortgage Trust
3,025,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
c,d
2,867,215
1,650,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
1,626,303
2,500,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
2,385,220
479,329
3.437%,  9/20/2046, Ser.
2007-1, Class 4A1
d
311,279
TRK Trust
1,284,437
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
1,146,134
Unlock HEA Trust
1,363,613
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,358,463
Principal
Amount Long-Term Fixed Income  13.0% Value
Collateralized Mortgage Obligations   1.4% -
continued
$ 1,741,056
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
$ 1,736,684
Verus Securitization Trust
787,322
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
699,178
VOLT CVI, LLC
1,111,583
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
1,113,063
Vontive Mortgage Trust
1,200,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,g
1,207,670
Total 122,090,312
Commercial Mortgage-Backed Securities   0.3%
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,325,181
BANK
39,454,519
0.520%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
784,407
12,541,990
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
560,039
BBCMS Mortgage Trust
17,823,388
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
1,018,594
9,310,279
1.124%,  12/15/2058, Ser.
2025-C39, Class XA
d,h
621,380
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
16,537,245
5.000%,  5/25/2034, Ser.
K-164, Class A2
f
16,909,955
Home Partners of America Trust
2,461,802
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,226,705
Total 23,446,261
Financials <0.1%
Countrywide Home Loans, Inc.
336,775
5.750%,  4/25/2037, Ser.
2007-3, Class A27 140,702
Total 140,702
Mortgage-Backed Securities   5.1%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,162,526 5.500%,  12/1/2038 1,191,139
4,256,368 5.500%,  2/1/2040 4,344,118
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,903,950 2.000%,  1/1/2052 6,412,005
3,963,978 4.500%,  2/1/2056 3,828,922
757,059 2.500%,  4/1/2052 646,853
4,556,567 2.000%,  5/1/2051 3,696,499
9,091,643 2.500%,  5/1/2051 7,705,705
7,548,438 4.000%,  5/1/2052 7,119,159
4,430,750 5.000%,  7/1/2053 4,399,699
2,156,916 5.500%,  7/1/2053 2,184,903

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  13.0% Value
Mortgage-Backed Securities   5.1% - continued
$ 6,078,563 3.500%,  8/1/2052 $ 5,554,744
4,575,876 5.000%,  8/1/2053 4,556,312
6,292,234 5.500%,  9/1/2053 6,412,909
1,220,460 5.500%,  9/1/2055 1,234,744
943,075 5.500%,  9/1/2055 954,747
2,987,688 3.500%,  9/1/2047 2,769,019
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,429,907 2.500%,  7/1/2030 2,348,150
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
805,130 5.500%,  9/1/2039 826,402
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,808,718 3.000%,  12/1/2036 3,588,028
3,925,154 3.000%,  8/1/2038 3,706,211
6,309,236 3.500%,  5/1/2040 5,967,361
4,163,685 2.500%,  4/1/2042 3,699,399
1,889,772 2.000%,  5/1/2042 1,637,382
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
16,472,743 3.000%,  1/1/2052 14,495,777
1,741,944 2.000%,  2/1/2051 1,413,139
1,151,434 2.000%,  2/1/2051 934,092
4,892,305 2.500%,  2/1/2051 4,175,773
7,838,692 5.500%,  2/1/2055 7,961,950
14,767,031 2.000%,  3/1/2051 11,893,326
10,098,502 4.000%,  3/1/2051 9,562,590
6,336,487 2.000%,  3/1/2052 5,159,321
17,389,137 3.000%,  3/1/2052 15,315,087
7,761,966 2.000%,  4/1/2051 6,256,277
5,292,250 3.000%,  4/1/2051 4,624,562
6,119,657 5.500%,  4/1/2054 6,237,029
7,179,299 3.000%,  5/1/2050 6,277,838
2,114,530 2.000%,  5/1/2051 1,706,457
7,901,024 3.000%,  5/1/2051 7,058,296
2,907,248 3.500%,  5/1/2052 2,658,874
17,417,757 2.000%,  6/1/2050 14,074,290
6,383,224 3.000%,  6/1/2050 5,725,018
2,553,849 4.000%,  6/1/2052 2,397,901
3,231,816 5.000%,  6/1/2053 3,213,547
13,228,369 2.500%,  7/1/2051 11,335,117
4,009,789 3.500%,  7/1/2051 3,679,905
2,575,308 3.000%,  7/1/2052 2,284,627
3,194,346 4.000%,  7/1/2052 2,999,296
18,550,000 2.500%,  7/1/2056
e
15,496,496
1,757,846 2.500%,  8/1/2050 1,503,554
8,543,566 3.500%,  8/1/2050 7,868,829
4,526,901 3.500%,  8/1/2052 4,113,412
8,985,214 4.500%,  8/1/2052 8,664,397
15,684,477 4.500%,  8/1/2052 15,110,092
6,357,105 5.000%,  8/1/2053 6,319,202
11,977,231 6.000%,  8/1/2054 12,528,598
6,392,758 2.500%,  9/1/2051 5,460,067
3,172,766 3.500%,  9/1/2052 2,901,158
6,462,641 3.500%,  9/1/2052 5,928,905
4,871,093 5.000%,  9/1/2052 4,830,215
8,930,925 4.500%,  9/1/2053 8,618,758
5,176,152 4.500%,  9/1/2053 5,010,629
13,314,515 4.000%,  10/1/2052 12,560,913
Principal
Amount Long-Term Fixed Income  13.0% Value
Mortgage-Backed Securities   5.1% - continued
$ 2,118,252 2.000%,  11/1/2051 $ 1,718,365
4,033,038 3.500%,  11/1/2052 3,701,198
8,500,032 2.000%,  12/1/2050 6,898,758
22,477,988 2.500%,  12/1/2051 19,174,642
12,811,314 4.500%,  12/1/2052 12,411,861
13,150,000 5.000%,  7/1/2041
e
12,919,898
650,000 5.500%,  7/1/2042
e
652,077
3,479,696 3.500%,  12/1/2047 3,230,445
4,050,000 4.500%,  7/1/2048
e
3,879,457
8,500,000 3.500%,  7/1/2049
e
7,711,094
15,500,000 4.000%,  7/1/2049
e
14,485,198
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,028,158 3.500%,  7/1/2061 3,610,510
6,649,490 4.000%,  12/1/2061 6,137,898
Total 449,671,125
U.S. Government & Agencies   5.8%
U.S. Treasury Bonds
13,000,000 4.750%,  8/15/2055 12,613,555
14,500,000 4.750%,  11/15/2053 14,027,617
19,150,000 5.250%,  11/15/2028 19,622,018
2,975,000 4.375%,  5/15/2040 2,875,988
44,475,000 1.375%,  11/15/2040 28,750,655
1,340,000 3.000%,  5/15/2042 1,066,556
5,750,000 3.250%,  5/15/2042 4,734,317
15,200,000 4.625%,  2/15/2046 14,589,625
68,726,000 2.500%,  5/15/2046 47,211,540
39,200,000 2.875%,  5/15/2049 27,839,656
U.S. Treasury Notes
17,700,000 3.500%,  9/30/2027 17,561,027
7,285,000 2.250%,  11/15/2027 7,100,314
13,950,000 3.875%,  12/31/2027 13,891,148
1,500,000 0.750%,  1/31/2028 1,422,012
40,100,000 3.500%,  1/31/2028 39,686,469
72,550,000 2.875%,  5/15/2028 70,875,115
21,000,000 4.375%,  8/31/2028 21,088,594
9,500,000 3.500%,  9/30/2029 9,307,031
12,000,000 3.625%,  8/31/2030 11,739,844
61,100,000 3.625%,  9/30/2030 59,753,891
7,000,000 3.625%,  12/31/2030 6,835,117
30,000,000 3.750%,  1/31/2031 29,433,984
2,000,000 3.875%,  4/30/2031 1,971,250
270,000 1.375%,  11/15/2031 233,170
32,000,000 4.500%,  11/15/2033 32,321,250
12,500,000 4.000%,  11/15/2035 12,091,797
Total 508,643,540
Total Long-Term Fixed Income
(cost $1,210,696,454) 1,137,799,855
Shares
i
Private Equity Funds 1.9% Value
Secondary  1.9%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,j
22,481,572
__ ASF IX LP
*,b,j
23,827,740
__ ASF VIII Sidecar (Cayman), LP
*,b,j
5,847,111
__ Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,j
28,379,233
__ LCP X (Offshore), LP
*,b,j
45,567,064

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
i
Private Equity Funds 1.9% Value
Secondary  1.9% - continued
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,j
$ 37,320,093
Total 163,422,813
Total Private Equity Funds
(cost $117,230,432) 163,422,813
Shares
Collateral Held for Securities
Loaned 0.2% Value
14,093,050 Thrivent Cash Management Trust 14,093,050
Total Collateral Held for
Securities Loaned
(cost $14,093,050) 14,093,050
Shares or
Principal
Amount Short-Term Investments 11.6% Value
Federal Home Loan Bank Discount
Notes
400,000 3.620%, 7/6/2026
k,l
399,759
200,000 3.600%, 7/15/2026
k,l
199,699
5,400,000 3.620%, 7/24/2026
k,l
5,387,004
1,700,000 3.604%, 7/31/2026
k,l
1,694,715
1,200,000 3.590%, 8/7/2026
k,l
1,195,364
200,000 3.600%, 8/14/2026
k,l
199,085
10,600,000 3.614%, 8/21/2026
k,l
10,543,961
11,900,000 3.620%, 8/26/2026
k,l
11,831,039
2,000,000 3.634%, 8/28/2026
k,l
1,988,003
17,700,000 3.629%, 9/4/2026
k,l
17,580,422
2,400,000 3.655%, 9/11/2026
k,l
2,382,066
2,300,000 3.683%, 9/18/2026
k,l
2,281,166
500,000 3.710%, 9/23/2026
k,l
495,650
Federal Home Loan Mortgage
Corporation Discount Notes
15,900,000 3.600%, 7/20/2026
k,l
15,868,112
State Street Institutional U.S.
Government Money Market
Fund
418,527,148 3.585%
k
418,527,148
Thrivent Core Short-Term Reserve
Fund
51,906,229 3.960% 519,062,291
U.S. Treasury Bills
2,000,000 3.620%, 7/2/2026
k,m
1,999,800
100,000 3.601%, 8/6/2026
k
99,639
1,400,000 3.617%, 9/8/2026
k,m
1,390,148
Total Short-Term Investments
(cost $1,013,079,569) 1,013,125,071
Total Investments (cost
$6,701,174,243) 100.7% $8,794,051,859
Other Assets and Liabilities, Net
(0.7%) (56,945,765)
Total Net Assets 100.0% $8,737,106,094
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $120,130,601 or 1.4% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is insured or guaranteed.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of June 30, 2026 was $163,422,813 or
1.87% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 17,249,824
ASF IX LP  3/18/2024 19,012,869
ASF VIII Sidecar (Cayman), LP  6/28/2024 4,736,560
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 21,056,000
LCP X (Offshore), LP  10/25/2023 27,355,778
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 27,819,401

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Moderate Allocation Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 13,572,618
Total lending $13,572,618
Gross amount payable upon return of
collateral for securities loaned $14,093,050
Net amounts due to counterparty $520,432
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,188,142,288
Gross unrealized depreciation (147,660,850)
Net unrealized appreciation (depreciation) $ 2,040,481,438
Cost for federal income tax purposes $ 6,753,528,406

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,930,875,965 3,930,875,965 – –
U.S. Unaffiliated 37,490,803 37,490,803 – –
Common Stock
Communications Services 244,878,815 244,609,342 269,473 –
Consumer Discretionary 275,408,713 275,408,713 – –
Consumer Staples 52,207,017 52,207,017 – –
Energy 47,853,117 47,853,117 – –
Financials 226,615,648 226,615,648 – –
Health Care 179,939,909 179,939,909 – –
Industrials 289,468,872 289,312,576 156,296 –
Information Technology 829,492,965 827,557,799 1,935,166 –
Materials 43,072,759 42,762,439 310,320 –
Real Estate 43,843,350 43,843,350 – –
Utilities 38,962,545 38,962,545 – –
Long-Term Fixed Income
Asset-Backed Securities 33,807,915 – 33,807,915 –
Collateralized Mortgage Obligations 122,090,312 – 122,090,312 –
Commercial Mortgage-Backed Securities 23,446,261 – 23,446,261 –
Financials 140,702 – 140,702 –
Mortgage-Backed Securities 449,671,125 – 449,671,125 –
U.S. Government & Agencies 508,643,540 – 508,643,540 –
Private Equity Funds
Secondary 163,422,813 – – 163,422,813
Short-Term Investments 494,062,780 418,527,148 75,535,632 –
Subtotal Investments in Securities $8,035,395,926 $6,655,966,371 $1,216,006,742 $163,422,813
Other Investments  * Total
Affiliated Short-Term Investments 519,062,291
U.S. Affiliated Registered Investment Cos. 225,500,592
Collateral Held for Securities Loaned 14,093,050
Subtotal Other Investments $758,655,933
Total Investments at Value $8,794,051,859
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 14,165,183 14,165,183 – –
Total Return Swaps 7,140 – 7,140 –
Credit Default Swaps 1,557,020 – 1,557,020 –
Total Asset Derivatives $15,729,343 $14,165,183 $1,564,160 $–
Liability Derivatives
Futures Contracts 15,771,358 13,566,808 2,204,550 –
Total Liability Derivatives $15,771,358 $13,566,808 $2,204,550 $–

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
12/31/2025
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
06/30/2026
Private Equity Funds
 Secondary $141,035,231 $-  $14,028,821 $14,835,949 $(6,477,188) $- $-  $163,422,813
Total  $141,035,231 $-   $14,028,821 $14,835,949 $(6,477,188)  $- $- $163,422,813
 Investments in Securities
Ending
 Value
06/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $163,422,813
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $163,422,813
The following table presents Moderate Allocation Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling
$72,506,045 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 773 September 2026 $ 84,265,178 $ 680,279
CBOT 2-Yr. U.S. Treasury Note 791 September 2026 163,059,303 (8,250)
CBOT 5-Yr. U.S. Treasury Note 1,316 September 2026 140,388,774 484,920
CBOT U.S. Long Bond 309 September 2026 34,205,728 865,772
CME E-mini Russell 2000 Index 19 September 2026 2,818,839 74,481
CME E-mini S&P 500 Index 2,326 September 2026 867,541,005 10,320,470
CME E-mini S&P Mid-Cap 400 Index 4 September 2026 1,532,200 21,800
CME Ultra Long Term U.S. Treasury Bond 328 September 2026 36,992,945 1,106,305
ICE mini MSCI EAFE Index 454 September 2026 71,272,373 125,937
Ultra 10-Yr. U.S. Treasury Note 338 September 2026 37,529,218 485,219
Total Futures Long Contracts $ 1,439,605,563 $ 14,156,933
CME E-mini Russell 2000 Index (2,178) September 2026 ( $ 320,387,469) ( $ 11,278,371)
CME E-mini S&P Mid-Cap 400 Index (105) September 2026 (39,894,835) (897,665)
Eurex Euro STOXX 50 Index (989) September 2026 (69,744,296) (2,204,550)
ICE US mini MSCI Emerging Markets Index (1,145) September 2026 (99,222,902) (1,382,522)
Total Futures Short Contracts ( $ 529,249,502) ($15,763,108)
Total Futures Contracts $ 910,356,061 ($1,606,175)

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderate Allocation Portfolio's credit default swap contracts held as of June 30, 2026. Investments totaling
$3,389,948 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 37,572,480) $ – $ 1,557,020 $ 1,557,020
Total Credit Default Swaps $– $1,557,020 $1,557,020
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderate Allocation Portfolio's total return swap contracts held as of June 30, 2026.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
Goldman Sachs
Custom Basket Equity
Index (GSPRTHB1)
50 bps Total Return Goldman
Sachs &
Co. LLC
7/9/2026 $ 457,503 $ 7,140 $ – $ 7,140
Total Return Swaps $ 7,140 $ – $7,140
# Payment made on Termination Date

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 10,542,688
Total Return Swap Net Assets - Distributable earnings/(accumulated loss) 7,140
Total Equity Contracts 10,549,828
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,622,495
Total Interest Rate Contracts 3,622,495
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,557,020
Total Credit Contracts 1,557,020
Total Asset Derivatives $15,729,343
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 15,763,108
Total Equity Contracts 15,763,108
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 8,250
Total Interest Rate Contracts 8,250
Total Liability Derivatives $15,771,358
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts ($49,260,917)
Total Return Swaps Net realized gains/(losses) on Swap agreements 151,417
Total Equity Contracts
(49,109,500)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (579,243)
Total Foreign Exchange Contracts (579,243)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (14,256,758)
Total Interest Rate Contracts
(14,256,758)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (793,904)
Total Credit Contracts
(793,904)
Total ($64,739,405)

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $ 2,381,768
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 7,140
Total Equity Contracts 2,388,908
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 6,272,955
Total Interest Rate Contracts 6,272,955
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,440,196
Total Credit Contracts 1,440,196
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 659,435
Total Foreign Exchange Contracts 659,435
Total $10,761,494
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $970,261,958
Futures - Short (669,690,159)
Total Return Swaps - Long 36,737,505
Interest Rate Contracts
Futures - Long 549,228,376
Foreign Exchange Contracts
Futures - Long 40,883,979
Futures - Short (440,936)
Credit Contracts
Credit Default Swaps - Sell Protection 2,755,434

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 135,474 $ 3,609 $ 15,060 $ 125,032 14,017 1.4%
Core Emerging Markets Equity 77,567 – – 100,468 6,469 1.2
Core High Yield Bond – 177,302 4,740 173,651 8,753 2.0
Core Investment Grade Corporate Bond – 305,149 11,460 293,328 14,920 3.4
Global Stock 663,109 59,378 – 736,583 44,471 8.4
High Yield 99,623 3,144 3,780 97,881 23,184 1.1
Income 266,491 5,990 19,400 249,441 28,043 2.8
International Equity 401,061 26,689 84,000 374,061 28,579 4.3
International Index 90,709 2,425 – 99,727 5,420 1.1
International Small Cap ETF – 3,723 – 3,648 159 <0.1
Large Cap Value 1,223,817 49,822 – 1,383,791 51,847 15.8
Mid Cap Stock 212,005 26,625 35,000 215,814 10,320 2.5
Mid Cap Value ETF 44,728 – 21,938 30,993 1,722 0.4
Short-Term Bond 153,582 3,119 17,400 137,815 14,016 1.6
Small Cap Stock 114,065 2,839 26,000 110,979 5,011 1.3
Small Cap Value ETF 18,833 – – 23,165 709 0.3
Total Affiliated Registered Investment
Companies 3,501,064 4,156,377 47.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 679,855 515,360 676,060 519,062 51,906 5.9
Total Affiliated Short-Term Investments 679,855 519,062 5.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 11,646 254,781 252,334 14,093 14,093 0.2
Total Collateral Held for Securities Loaned 11,646 14,093 0.2
Total Value $4,192,565 $4,689,532
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(1,752) $2,761 $ – $3,608
Core Emerging Markets Equity – 22,901 – –
Core High Yield Bond Fund 18 1,071 – 2,823
Core Investment Grade Corporate Bond Fund (14) (347) – 3,587
Global Stock – 14,096 47,554 11,824
High Yield (413) (693) – 3,146
Income (1,873) (1,767) – 6,007
International Equity 28,882 1,429 16,908 9,780
International Index – 6,593 – 2,425
International Small Cap ETF – (75) – –
Large Cap Value – 110,152 33,464 16,358
Mid Cap Stock 2,768 9,416 25,015 1,609
Mid Cap Value ETF 3,111 5,092 – –
Short-Term Bond 133 (1,619) – 3,120
Small Cap Stock 5,937 14,138 2,044 794
Small Cap Value ETF – 4,332 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% (93) – – 12,972
Total Income/Non Cash Income from Affiliated
Investments $78,053
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 24
Total Affiliated Income from Securities Loaned, Net $24
Total Value $36,704 $187,480 $124,985

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   48.9% Value
U.S. Affiliated   48.4%
6,014,795 Thrivent Core Emerging Markets
Debt Fund $ 53,651,970
14,333,932 Thrivent Core Emerging Markets
Equity Fund 222,605,961
3,790,278 Thrivent Core High Yield Bond
Fund 75,199,106
6,439,711 Thrivent Core Investment Grade
Corporate Bond Fund 126,604,718
49,389,968 Thrivent Global Stock Portfolio 818,055,923
9,984,285 Thrivent High Yield Portfolio 42,152,655
12,200,692 Thrivent Income Portfolio 108,523,937
58,967,181 Thrivent International Equity
Portfolio 771,791,948
3,854,486 Thrivent International Index
Portfolio 70,916,758
3,068,642 Thrivent International Large Cap
ETF 77,784,551
292,888 Thrivent International Small Cap
ETF 6,733,495
41,680,163 Thrivent Large Cap Value Portfolio 1,112,447,722
16,305,025 Thrivent Mid Cap Stock Portfolio 340,970,684
4,022,841 Thrivent Mid Cap Value ETF 72,404,299
6,056,490 Thrivent Short-Term Bond Portfolio 59,550,439
9,293,657 Thrivent Small Cap Stock Portfolio 205,826,614
1,223,283 Thrivent Small Cap Value ETF 39,983,372
Total 4,205,204,152
U.S. Unaffiliated   0.5%
16,543 Invesco QQQ Trust Series 1
a
12,182,265
244 iShares Semiconductor ETF 156,345
31,393 State Street SPDR S&P 500 ETF
Trust 23,443,351
13,986 State Street SPDR S&P Biotech
ETF 2,213,285
902 VanEck Semiconductor ETF 591,613
Total 38,586,859
Total Registered Investment
Companies (cost $2,991,646,392) 4,243,791,011
Shares Common Stock 31.8% Value
Communications Services   3.1%
251,979 Alphabet, Inc., Class A 90,049,735
228,518 Alphabet, Inc., Class C 80,742,265
120,277 AT&T, Inc. 2,489,734
938 ATN International, Inc. 24,848
1,699 Cable One, Inc.
b
90,234
2,239 CarGurus, Inc.
b
76,328
969 Charter Communications, Inc.
b
137,801
91,069 Comcast Corporation 2,235,744
9,273 Gogo, Inc.
b
28,746
2,765 Iridium Communications, Inc. 151,660
4,105 Liberty Capital Corporation
b
88,504
26,922 Liberty Global, Ltd., Class A
b
306,103
1,003 Liberty Media Corporation-Liberty
Formula One
b
95,425
24,754 Lumen Technologies, Inc.
b
190,111
266 Madison Square Garden Sports
Corporation
b
106,889
112,495 Meta Platforms, Inc. 63,367,309
252,987 Netflix, Inc.
b
18,063,272
7,174 New York Times Company 502,037
768 Omnicom Group, Inc. 55,933
Shares Common Stock  31.8% Value
Communications Services   3.1% - continued
6,253 Reddit, Inc.
b
$ 1,085,396
6,210 ROBLOX Corporation
b
337,700
1,809 Space Exploration Technologies
Corporation
a,b
309,086
2,110 Spotify Technology SA
b
968,764
626 Take-Two Interactive Software,
Inc.
b
156,487
19,738 Trade Desk, Inc.
b
356,863
93,280 Universal Music Group NV 1,954,167
2,641 Versant Media Group, Inc. 95,102
36,843 Walt Disney Company 3,546,139
111,562 Warner Brothers Discovery, Inc.
b
2,974,243
123,685 Warner Music Group Corporation 3,348,153
16,095 ZoomInfo Technologies, Inc.
b
47,158
Total 273,981,936
Consumer Discretionary   3.7%
1,643 Abercrombie & Fitch Company
b
147,886
5,643 Adient plc
b
103,718
158,491 ADT, Inc. 1,030,191
2,821 Advance Auto Parts, Inc. 175,523
42,638 Airbnb, Inc.
b
6,101,498
527,222 Amazon.com, Inc.
b
125,658,091
8,922 American Eagle Outfitters, Inc. 153,458
35,525 Aptiv plc
b
2,180,525
5,279 Aramark 300,375
160 AutoNation, Inc.
b
29,726
45 AutoZone, Inc.
b
143,817
10,026 Bath & Body Works, Inc. 231,901
1,080 Best Buy Company, Inc. 81,950
14,446 Bloomin' Brands, Inc. 132,036
11,752 Boot Barn Holdings, Inc.
b
1,930,501
13,129 BorgWarner, Inc. 871,766
220 Bright Horizons Family Solutions,
Inc.
b
15,594
959 Brunswick Corporation 80,786
2,747 Buckle, Inc. 115,923
385 Build-A-Bear Workshop, Inc. 11,785
282 Burlington Stores, Inc.
b
89,338
6,162 Camping World Holdings, Inc. 47,016
9,118 CarMax, Inc.
b
482,251
5,933 Carnival Corporation, Ltd. 169,506
95 Cavco Industries, Inc.
b
58,366
2,202 Champion Homes, Inc.
b
194,040
6,751 Chewy, Inc.
b
132,657
2,303 Chipotle Mexican Grill, Inc.
b
78,302
370 Citi Trends, Inc.
b
21,401
20,178 D.R. Horton, Inc. 3,286,593
5,490 Dana, Inc. 149,383
2,880 Deckers Outdoor Corporation
b
285,955
5,804 DoorDash, Inc.
b
1,071,012
1,746 eBay, Inc. 195,116
1,995 El Pollo Loco Holdings, Inc.
b
33,835
32,657 Etsy, Inc.
b
2,460,052
16,749 Five Below, Inc.
b
3,011,303
1,603 Flutter Entertainment plc
b
163,779
28,348 Ford Motor Company 394,037
4,922 Fox Factory Holding Corporation
b
83,403
10,092 Frontdoor, Inc.
b
783,038
1,036 Gap, Inc. 19,352
2,062 Garmin, Ltd. 489,807
44,258 Garrett Motion, Inc. 1,603,467
78,757 General Motors Company 6,070,590
9,614 Gentex Corporation 242,946
190 Genuine Parts Company 22,416

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Consumer Discretionary   3.7% - continued
502 GigaCloud Technology, Inc.
b
$ 15,863
15,087 Goodyear Tire & Rubber
Company
b
99,574
1,095 Grand Canyon Education, Inc.
b
156,705
42,527 Hasbro, Inc. 3,512,305
11,234 Helen of Troy, Ltd.
b
326,572
50,873 Hilton Worldwide Holdings, Inc. 16,811,492
53,660 Home Depot, Inc. 18,924,809
11,325 Installed Building Products, Inc. 2,602,938
6,304 Kohl's Corporation 111,707
22,040 Laureate Education, Inc.
b
800,493
2,007 Lear Corporation 269,058
1,773 Lennar Corporation 160,439
50,959 Levi Strauss & Company 1,265,312
83,143 Life Time Group Holdings, Inc.
b
3,395,560
199 Lithia Motors, Inc. 57,808
2,501 LKQ Corporation 65,851
22,563 Lowe's Companies, Inc. 4,974,916
1,702 Lululemon Athletica, Inc.
b
194,334
395 M/I Homes, Inc.
b
63,512
15,078 Macy's, Inc. 355,087
15,516 Mattel, Inc.
b
215,362
13,596 Mobileye Global, Inc.
b
131,609
6,588 Mohawk Industries, Inc.
b
799,322
6,206 Monarch Casino & Resort, Inc. 816,772
1,947 Murphy USA, Inc. 1,049,180
35 NVR, Inc.
b
238,469
21,673 Ollie's Bargain Outlet Holdings,
Inc.
b
1,666,220
62,969 O'Reilly Automotive, Inc.
b
5,798,815
44,644 Pattern Group, Inc.
b
1,124,582
12,336 PENN Entertainment, Inc.
b
263,497
400 Pool Corporation 85,960
937 PulteGroup, Inc. 128,566
490 Ralph Lauren Corporation 196,691
43,185 Ross Stores, Inc. 9,191,927
26,666 SharkNinja, Inc.
b
4,060,432
14,883 Sonos, Inc.
b
201,367
116,394 Sony Group Corporation ADR 2,334,864
1,409 Strategic Education, Inc. 107,958
11,268 Tapestry, Inc. 1,649,410
111,653 Tesla, Inc.
b
46,961,252
18,111 Texas Roadhouse, Inc. 3,499,589
37,763 TJX Companies, Inc. 5,721,095
4,951 Toll Brothers, Inc. 815,677
4,196 Tractor Supply Company 132,636
453 Ulta Beauty, Inc.
b
204,294
28,246 Universal Technical Institute, Inc.
b
1,208,081
5,762 Urban Outfitters, Inc.
b
408,295
5,977 Versigent plc
b
251,094
2,363 Victoria's Secret & Company
b
197,263
62,289 Viking Holdings, Ltd.
b
6,519,790
898 Visteon Corporation 89,091
1,118 Wayfair, Inc.
b
103,326
586 Williams-Sonoma, Inc. 136,597
41,623 Wyndham Hotels & Resorts, Inc. 3,505,073
22,222 Wynn Resorts, Ltd. 2,157,534
3,448 YETI Holdings, Inc.
b
170,883
82 Yum! Brands, Inc. 13,109
Total 317,456,028
Consumer Staples   0.8%
70,583 BellRing Brands, Inc.
b
913,344
1,217 BJ's Wholesale Club Holdings,
Inc.
b
106,147
Shares Common Stock  31.8% Value
Consumer Staples   0.8% - continued
5,343 Campbell's Company
a
$ 118,989
2,409 Casey's General Stores, Inc. 1,914,649
531 Celsius Holdings, Inc.
b
15,548
8,845 Central Garden & Pet Company,
Class A
b
342,921
21,449 Chefs' Warehouse, Inc.
b
2,061,249
1,961 Church & Dwight Company, Inc. 189,982
114,156 Coca-Cola Company 9,277,458
11,142 Colgate-Palmolive Company 1,021,499
27,140 Conagra Brands, Inc. 365,304
457 Constellation Brands, Inc. 63,564
1,105 Costco Wholesale Corporation 1,033,694
61,851 Darling Ingredients, Inc.
b
3,378,302
1,269 Dollar General Corporation 146,075
1,064 Dollar Tree, Inc.
b
128,691
5,933 General Mills, Inc. 206,468
181 Hershey Company 31,756
3,838 Hormel Foods Corporation 95,259
574 Ingles Markets, Inc. 50,845
3,835 J.M. Smucker Company 431,437
2,079 John B. Sanfilippo & Son, Inc. 178,773
140,843 Keurig Dr Pepper, Inc. 4,609,791
4,695 Kraft Heinz Company 110,896
1,424 Maplebear, Inc.
b
67,426
469 Marzetti Company 53,541
2,134 Molson Coors Beverage Company 83,141
13,806 Monster Beverage Corporation
b
1,327,033
17,793 PepsiCo, Inc. 2,409,172
1,459 Performance Food Group
Company
b
163,102
248 Procter & Gamble Company 36,367
27 Seaboard Corporation 120,537
4,221 Simply Good Foods Company
b
56,055
6,930 Smithfield Foods, Inc. 168,122
90 Sprouts Farmers Markets, Inc.
b
7,612
72,583 Sysco Corporation 6,066,487
377 Target Corporation 49,240
38,305 Turning Point Brands, Inc. 3,248,647
4,381 Tyson Foods, Inc. 250,812
85,835 Unilever plc ADR 5,160,400
4,333 United Natural Foods, Inc.
b
197,888
2,232 US Foods Holding Corporation
b
228,222
14,371 Vita Coco Company, Inc.
b
950,498
222,243 Walmart, Inc. 25,171,242
486 WD-40 Company 118,409
Total 72,726,594
Energy   0.9%
116,349 Antero Midstream Corporation 2,646,940
9,761 Antero Resources Corporation
b
343,002
2,081 APA Corporation 67,778
1,225 Archrock, Inc. 49,870
484 Baker Hughes Company 26,862
398 California Resources Corporation 21,042
4,421 Cheniere Energy, Inc. 1,056,663
44,223 Chevron Corporation 7,330,404
3,901 Chord Energy Corporation 445,884
2,963 CNX Resources Corporation
b
100,535
129,689 ConocoPhillips 13,482,468
135,969 Devon Energy Corporation 5,618,239
36,528 DHT Holdings, Inc. 603,808
865 Diamondback Energy, Inc. 152,050
11,310 Dorian LPG, Ltd. 393,362
3,462 DT Midstream, Inc. 508,014
151,300 Enterprise Products Partners, LP 5,561,788

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Energy   0.9% - continued
9,802 EOG Resources, Inc. $ 1,271,613
2,393 EQT Corporation 127,236
2,303 Expand Energy Corporation 210,011
100,010 Exxon Mobil Corporation 13,673,367
3,005 Gulfport Energy Corporation
b
509,948
115,405 Halliburton Company 3,918,000
1,303 Hess Midstream, LP 48,993
10,381 HF Sinclair Corporation 723,037
95,722 Kinder Morgan, Inc. 3,060,232
3,309 Kodiak Gas Services, Inc. 248,605
36,086 Kosmos Energy, Ltd.
b
76,141
14,847 Marathon Petroleum Corporation 3,795,932
12,243 Matador Resources Company 609,457
4,104 Occidental Petroleum Corporation 199,331
701 Oceaneering International, Inc.
b
28,405
776 ONEOK, Inc. 67,465
10,503 Ovintiv, Inc. 552,983
675 Par Pacific Holdings, Inc.
b
37,854
71,388 Patterson-UTI Energy, Inc. 655,342
2,729 PBF Energy, Inc. 124,224
198,609 Permian Resources Corporation 3,656,392
2,385 Phillips 66 403,184
4,147 Range Resources Corporation 154,227
1,620 Scorpio Tankers, Inc. 112,201
9,232 SM Energy Company 240,955
30,880 Talos Energy, Inc.
b
398,661
36,993 TechnipFMC plc 2,452,636
1,125 Teekay Tankers, Ltd. 72,979
50,708 Transocean, Ltd.
b
247,962
145 Valero Energy Corporation 37,764
2,468 Viper Energy, Inc. 104,643
13,438 Williams Companies, Inc. 998,981
Total 77,227,470
Financials   3.5%
747 Acadian Asset Management, Inc. 53,425
1,172 ACNB Corporation 69,593
6,371 Affiliated Managers Group, Inc. 2,155,946
2,032 Affirm Holdings, Inc.
b
165,710
13,952 AGNC Investment Corporation 152,077
10,315 Allstate Corporation 2,454,351
25,962 Ally Financial, Inc. 1,192,954
41,197 American Express Company 13,934,885
10,229 American Financial Group, Inc. 1,431,446
48,708 American International Group, Inc. 3,630,207
3,522 Ameriprise Financial, Inc. 1,615,753
839 Ameris Bancorp 75,728
3,064 Aon plc 1,016,298
19,950 Arch Capital Group, Ltd.
b
1,936,347
2,851 Arrow Financial Corporation 116,863
39,400 Associated Banc-Corp 1,212,338
1,701 Assurant, Inc. 456,770
2,933 Assured Guaranty, Ltd. 235,109
4,768 Atlantic Union Bankshares
Corporation 201,734
1,534 Avidia Bancorp, Inc. 32,199
2,835 Axis Capital Holdings, Ltd. 304,592
13,899 Banc of California, Inc. 283,957
238,101 Bank of America Corporation 13,566,995
3,432 Bank of Marin Bancorp 95,066
49,966 Bank of New York Mellon
Corporation 7,225,583
1,347 Bank OZK 70,165
184 BankUnited, Inc. 8,915
1,981 Bankwell Financial Group, Inc. 116,384
Shares Common Stock  31.8% Value
Financials   3.5% - continued
2,657 Banner Corporation $ 176,531
2,644 Bar Harbor Bankshares 99,837
1,907 BayCom Corporation 62,740
20,151 Beacon Financial Corporation 613,598
26,572 Berkshire Hathaway, Inc.
b
13,296,363
144,569 BGC Group, Inc. 1,545,443
4,894 BlackRock, Inc. 4,705,875
2,610 Bladex, Inc. 160,437
639 Block, Inc.
b
48,564
10,520 Blue Owl Capital, Inc. 92,050
682 Bread Financial Holdings, Inc. 73,895
7,928 Bridgewater Bancshares, Inc.
b
166,805
557 Brown & Brown, Inc. 35,732
30,183 Byline Bancorp, Inc. 1,136,692
826 C&F Financial Corporation
a
66,080
37,353 Capital One Financial Corporation 7,493,759
270 Cathay General Bancorp 16,737
6,407 Central Pacific Financial
Corporation 244,747
102,045 Charles Schwab Corporation 9,415,692
569 Chemung Financial Corporation 42,436
2,965 ChoiceOne Financial Services, Inc. 100,810
14,582 Chubb, Ltd. 4,968,671
57 Cincinnati Financial Corporation 10,553
14,909 Citigroup, Inc. 2,086,664
3,618 Citizens Financial Group, Inc. 253,513
664 Citizens Financial Services, Inc. 48,100
4,172 Civista Bancshares, Inc. 117,734
7,972 CNB Financial Corporation 268,736
9,744 CNO Financial Group, Inc. 496,749
779 Coinbase Global, Inc.
b
113,882
2,944 Colony Bankcorp, Inc. 59,145
15,543 Columbia Banking System, Inc. 498,153
2,133 Commerce Bancshares, Inc. 123,181
86 Community Financial System, Inc. 5,772
10,846 Community Trust Bancorp, Inc. 784,817
12,247 ConnectOne Bancorp, Inc. 409,540
80 Corpay, Inc.
b
26,662
1,194 Cullen/Frost Bankers, Inc. 184,497
14,490 Customers Bancorp, Inc.
b
1,146,159
7,475 Dynex Capital, Inc. 97,997
1,583 Eagle Bancorp Montana, Inc. 37,881
10,793 East West Bancorp, Inc. 1,393,268
2,028 Eastern Bankshares, Inc. 45,103
867 Encore Capital Group, Inc.
b
80,882
9,932 Enova International, Inc.
b
2,390,930
1,294 Equity Bancshares, Inc. 63,393
6,111 Essent Group, Ltd. 392,815
1,097 Euronet Worldwide, Inc.
b
80,289
1,022 Evercore, Inc. 348,952
12,442 F.N.B. Corporation 237,393
3,528 Farmers & Merchants Bancorp,
Inc./Archbold, OH 107,886
3,933 Farmers National Banc
Corporation 57,422
953 Federal Agricultural Mortgage
Corporation 189,904
5,719 Federated Hermes, Inc. 315,803
1,099 Fidelity National Financial, Inc. 51,829
4,154 Fidelity National Information
Services, Inc. 161,508
6,852 Fifth Third Bancorp 386,247
7,593 Financial Institutions, Inc. 295,899
14,681 First American Financial
Corporation 1,006,970

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Financials   3.5% - continued
1,337 First Bancorp/Puerto Rico
a
$ 34,856
6,062 First Bank/Hamilton, NJ 107,479
23 First Citizens BancShares, Inc./NC 47,858
1,000 First Financial Bankshares, Inc. 34,600
1,995 First Financial Corporation 154,493
406 First Hawaiian, Inc. 11,896
11,739 First Horizon Corporation 300,988
4,533 First Merchants Corporation 198,047
2,179 First Mid-Illinois Bancshares, Inc. 104,788
229 FirstCash Holdings, Inc. 49,537
5,534 Fiserv, Inc.
b
271,443
2,040 Flagstar Bank NA 30,478
2,053 Flywire Corporation
b
36,071
596 Franklin Resources, Inc. 19,829
2,814 Fulton Financial Corporation 68,071
186,496 Genworth Financial, Inc.
b
1,766,117
1,525 Glacier Bancorp, Inc. 78,660
1,070 Global Life, Inc. 191,188
761 Global Payments, Inc. 55,218
11,070 Goosehead Insurance, Inc.
b
536,895
2,081 Great Southern Bancorp, Inc.
a
163,171
1,830 Hamilton Insurance Group, Ltd. 62,110
1,146 Hamilton Lane, Inc. 90,339
1,069 Hancock Whitney Corporation 79,876
21,121 Hanmi Financial Corporation 684,320
1,267 Hanover Bancorp, Inc. 29,546
579 Hanover Insurance Group, Inc. 123,975
4,278 Happen, Inc.
b
88,726
1,487 Hartford Insurance Group, Inc. 197,057
2,967 Hilltop Holdings, Inc. 115,060
2,292 Home BancShares, Inc. 65,437
8,059 Hometrust Bancshares, Inc. 402,064
7,039 Horizon Bancorp, Inc. 140,639
6,873 Houlihan Lokey, Inc. 921,875
128,080 Huntington Bancshares, Inc./OH 2,270,858
134 Independent Bank Corporation/MA 11,218
9,182 Independent Bank Corporation/MI 331,195
634 Interactive Brokers Group, Inc. 55,183
85,430 Intercontinental Exchange, Inc. 10,517,287
8,445 Invesco, Ltd. 222,864
3,086 Investar Holding Corporation 92,457
3,800 Jackson Financial, Inc. 389,082
3,820 Jefferies Financial Group, Inc. 190,924
116,749 JPMorgan Chase & Company 38,215,450
14,512 Kearny Financial Corporation/MD 137,284
11,192 Kemper Corporation 301,736
3,417 KeyCorp 78,762
2,871 Lazard, Inc. 120,410
3,943 Lincoln National Corporation 139,385
1,605 Loews Corporation 181,702
1,613 M&T Bank Corporation 383,910
159 Markel Group, Inc.
b
310,529
1,247 MarketAxess Holdings, Inc. 141,522
8,392 Marsh & McLennan Companies,
Inc. 1,398,695
4,886 Mastercard, Inc. 2,509,450
2,353 Mercantile Bank Corporation 135,109
4,218 Mercury General Corporation 449,723
41,981 MetLife, Inc. 3,552,012
52,936 MGIC Investment Corporation 1,492,795
1,684 Miami International Holdings, Inc.
b
62,577
2,962 Mid Penn Bancorp, Inc. 103,196
113,243 Morgan Stanley 23,672,317
1,915 Morningstar, Inc. 298,778
18,457 Nasdaq, Inc. 1,454,781
Shares Common Stock  31.8% Value
Financials   3.5% - continued
1,706 National Bankshares, Inc. $ 61,979
5,197 NBT Bancorp, Inc. 256,576
7,413 Neptune Insurance Holdings, Inc.
b
233,510
3,674 NerdWallet, Inc.
b
33,985
28,994 NMI Holdings, Inc.
b
1,191,363
3,956 Northeast Community Bancorp,
Inc. 109,739
3,215 Northern Trust Corporation 558,896
5,274 Northpointe Bancshares, Inc. 101,155
3,474 Northrim BanCorp, Inc. 96,369
11,357 Northwest Bancshares, Inc. 172,172
9,768 OFG Bancorp 479,316
70,427 Old National Bancorp 1,824,059
26,972 Old Republic International
Corporation 1,103,694
46,553 Old Second Bancorp, Inc. 1,085,616
4,980 OneMain Holdings, Inc. 303,631
13,421 Oportun Financial Corporation
b
76,634
2,225 Orange County Bancorp, Inc. 81,836
12,375 Orrstown Financial Services, Inc. 505,271
24,479 Oscar Health, Inc.
b
698,141
1,476 Palomar Holdings, Inc.
b
186,552
3,299 Parke Bancorp, Inc. 109,395
2,030 Paymentus Holdings, Inc.
b
49,045
2,559 PayPal Holdings, Inc. 110,498
4,282 PCB Bancorp 121,480
494 Peoples Bancorp of North
Carolina, Inc. 21,286
1,422 Pinnacle Financial Partners, Inc. 143,451
1,832 Piper Sandler Companies 132,527
1,025 Plumas Bancorp 59,901
838 PNC Financial Services Group,
Inc. 206,332
3,161 Popular, Inc. 518,973
1,644 Prosperity Bancshares, Inc. 120,061
3,227 Provident Financial Services, Inc. 76,286
2,478 Prudential Financial, Inc. 267,451
12,087 Radian Group, Inc. 455,317
2,015 RBB Bancorp 55,241
3,372 Regions Financial Corporation 101,834
11,170 Reinsurance Group of America,
Inc. 2,375,301
1,789 RenaissanceRe Holdings, Ltd. 566,934
599 Renasant Corporation 25,481
730 RLI Corporation 43,121
106,063 Robinhood Markets, Inc.
b
10,635,998
9,009 Rocket Companies, Inc.
b
141,892
799 S&P Global, Inc. 325,401
58,183 SEI Investments Company 5,103,231
834 Selective Insurance Group, Inc. 80,906
399 ServisFirst Bancshares, Inc. 34,613
26,429 Simmons First National
Corporation 598,617
2,970 South Plains Financial, Inc. 127,962
124 Southern Missouri Bancorp, Inc. 9,450
8,194 SouthState Bank Corporation 818,581
2,136 Starwood Property Trust, Inc. 34,988
2,559 State Street Corporation 434,006
9,779 Stifel Financial Corporation 682,281
17,286 Stock Yards Bancorp, Inc. 1,321,860
6,201 StoneX Group, Inc.
b
734,819
402 Texas Capital Bancshares, Inc. 41,511
2,352 Third Coast Bancshares, Inc.
b
95,021
1,650 Timberland Bancorp, Inc./WA 73,937
5,136 Toast, Inc.
b
142,884

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Financials   3.5% - continued
1,556 Tompkins Financial Corporation $ 147,073
4,686 Towne Bank/Portsmouth, VA 169,821
2,301 TPG RE Finance Trust, Inc. 19,259
2,103 TPG, Inc. 85,277
2,114 Tradeweb Markets, Inc. 210,681
5,537 TriCo Bancshares 298,167
34,259 Triumph Financial, Inc.
b
2,614,304
32,441 Truist Financial Corporation 1,616,211
12,097 U.S. Bancorp 730,659
2,226 UMB Financial Corporation 317,784
2,051 United Bankshares, Inc. 93,997
23,099 United Community Banks, Inc. 810,544
1,020 Unity Bancorp, Inc. 59,864
8,335 Universal Insurance Holdings, Inc. 344,736
1,495 Univest Financial Corporation 65,406
8,280 Unum Group 740,232
15,613 Valley National Bancorp 228,730
4,235 Virtu Financial, Inc. 252,279
98,192 Visa, Inc. 33,688,693
1,376 Voya Financial, Inc. 124,569
147,924 Wells Fargo & Company 12,224,439
11,811 WesBanco, Inc. 460,983
3,185 West Bancorporation, Inc. 84,498
5,709 Western Alliance Bancorp 469,280
17,100 Western Union Company 131,670
689 WEX, Inc.
b
97,211
2,473 Wintrust Financial Corporation 397,461
2,511 WisdomTree, Inc. 42,536
218 WSFS Financial Corporation 16,727
24,008 Zions Bancorp NA 1,661,114
Total 303,597,582
Health Care   2.8%
3,121 4D Molecular Therapeutics, Inc.
b
41,509
38,216 AbbVie, Inc. 9,616,674
6,383 Acadia Healthcare Company, Inc.
b
188,490
5,700 Adaptive Biotechnologies
Corporation
b
122,265
29,135 Agilent Technologies, Inc. 3,870,002
1,430 Agios Pharmaceuticals, Inc.
b
53,067
928 Align Technology, Inc.
b
156,517
35,186 Alignment Healthcare, Inc.
b
837,779
38,642 Amgen, Inc. 13,993,041
2,953 Anika Therapeutics, Inc.
b
43,202
4,476 Arcus Biosciences, Inc.
b
137,995
1,605 Argenx SE ADR
b
1,489,071
65,319 Avantor, Inc.
b
646,658
2,493 Azenta, Inc.
b
63,621
175 Becton, Dickinson and Company 26,483
35,054 BioLife Solutions, Inc.
b
989,925
5,609 BioMarin Pharmaceutical, Inc.
b
320,947
343 Bio-Rad Laboratories, Inc.
b
100,708
81,817 Boston Scientific Corporation
b
3,491,950
13,584 BridgeBio Pharma, Inc.
b
1,011,736
34,263 BrightSpring Health Services, Inc.
b
2,389,502
31,968 Bristol-Myers Squibb Company 1,841,996
587 Bruker Corporation 35,326
10,871 C4 Therapeutics, Inc.
b
50,768
804 Cardinal Health, Inc. 190,998
13,864 Cencora, Inc. 3,923,235
22,302 Centene Corporation
b
1,431,565
1,804 Charles River Laboratories
International, Inc.
b
409,129
20,255 Cigna Group 5,583,898
Shares Common Stock  31.8% Value
Health Care   2.8% - continued
4,976 Concentra Group Holdings Parent,
Inc. $ 148,036
7,933 Cooper Companies, Inc.
b
568,875
15,574 CVS Health Corporation 1,611,130
67,513 Danaher Corporation 12,859,876
6,706 Denali Therapeutics, Inc.
b
172,478
10,393 Dentsply Sirona, Inc. 110,270
4,250 Dexcom, Inc.
b
286,238
6,054 Doximity, Inc.
b
125,560
3,889 Edwards Lifesciences
Corporation
b
351,799
18,856 Elanco Animal Health, Inc.
b
464,046
1,800 Elevance Health, Inc. 696,114
30,774 Eli Lilly & Company 36,911,259
5,771 Enanta Pharmaceuticals, Inc.
b
84,141
18,159 Encompass Health Corporation 1,835,512
7,601 Enovis Corporation
b
157,341
1,675 Envista Holdings Corporation
b
44,136
2,786 Exelixis, Inc.
b
151,586
7,223 Fate Therapeutics, Inc.
b
19,502
12,032 Fortrea Holdings, Inc.
b
209,357
2,816 Fulcrum Therapeutics, Inc.
b
10,307
639 GE HealthCare Technologies, Inc. 40,902
26,283 Gilead Sciences, Inc. 3,320,594
2,926 Globus Medical, Inc.
b
231,183
15,020 Guardant Health, Inc.
b
2,253,451
974 Henry Schein, Inc.
b
81,349
191 Humana, Inc. 75,869
23,138 ICON plc
b
4,019,302
947 ICU Medical, Inc.
b
138,830
3,612 IDEXX Laboratories, Inc.
b
1,901,501
4,323 Illumina, Inc.
b
760,113
2,170 Insmed, Inc.
b
231,365
5,520 Insulet Corporation
b
840,420
4,200 Integra LifeSciences Holdings
Corporation
b
75,432
41,256 Intuitive Surgical, Inc.
b
16,406,686
10,708 Ionis Pharmaceuticals, Inc.
b
849,037
1,309 IQVIA Holding, Inc.
b
252,925
22,973 Janux Therapeutics, Inc.
b
352,865
12,714 Jazz Pharmaceuticals, Inc.
b
3,063,693
76,566 Johnson & Johnson 19,445,467
21,144 Labcorp Holdings, Inc. 5,920,320
25,153 LivaNova plc
b
2,068,331
954 Medline, Inc.
b
37,626
6,002 Medpace Holdings, Inc.
b
3,178,599
68,844 Medtronic plc 5,385,666
71,119 Merck & Company, Inc. 9,138,792
681 Merit Medical Systems, Inc.
b
47,221
305 Mettler-Toledo International, Inc.
b
389,641
8,704 Mirum Pharmaceuticals, Inc.
b
1,018,977
1,840 Moderna, Inc.
b
128,855
3,755 Myriad Genetics, Inc.
b
21,441
5,554 Natera, Inc.
b
1,507,633
14,591 Neogen Corporation
b
131,173
51,648 Neurocrine Biosciences, Inc.
b
8,704,496
11,402 OmniAb, Inc.
b
28,049
820 Option Care Health, Inc.
b
17,195
1,365 Prestige Consumer Healthcare,
Inc.
b
64,524
5,336 QIAGEN NV 208,638
208 Quest Diagnostics, Inc. 44,086
4,437 QuidelOrtho Corporation
b
77,714
20,852 RadNet, Inc.
b
1,285,943
4,073 Regeneron Pharmaceuticals, Inc. 2,539,678

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Health Care   2.8% - continued
17,712 Repligen Corporation
b
$ 2,416,625
1,305 Revolution Medicines, Inc.
b
244,400
1,069 Roivant Sciences, Ltd.
b
37,832
82,623 Royalty Pharma plc 4,632,672
4,155 Sarepta Therapeutics, Inc.
b
74,665
2,415 Sotera Health Company
b
42,866
752 STERIS plc 158,349
12,425 Stryker Corporation 3,911,887
4,077 Tenet Healthcare Corporation
b
762,725
27,737 Twist Bioscience Corporation
b
2,853,583
8,562 UFP Technologies, Inc.
b
2,270,043
4,321 United Therapeutics Corporation
b
2,341,247
18,017 UnitedHealth Group, Inc. 7,488,406
9,301 Varex Imaging Corporation
b
97,009
2,421 Vaxcyte, Inc.
b
140,733
1,928 Veeva Systems, Inc.
b
342,162
22,401 Vericel Corporation
b
996,621
30,280 Viatris, Inc. 480,846
977 Viemed Healthcare, Inc.
b
11,138
10,840 Vir Biotechnology, Inc.
b
110,460
268 Waters Corporation
b
100,511
9,531 WaVe Life Sciences, Ltd.
b
55,375
65,783 Waystar Holding Corporation
b
1,350,525
6,229 West Pharmaceutical Services,
Inc. 2,236,211
3,716 Xencor, Inc.
b
59,828
1,879 Xenon Pharmaceuticals, Inc.
b
113,416
42,328 Zimmer Biomet Holdings, Inc. 3,644,018
Total 243,135,355
Industrials   4.2%
17,870 3M Company 2,893,332
10,261 AAON, Inc. 1,301,710
3,925 Acuity, Inc. 1,478,390
21,542 Advanced Drainage Systems, Inc. 3,381,232
1,748 AECOM 122,010
474 AGCO Corporation 56,738
59,366 Allegheny Technologies, Inc.
b
11,701,039
740 Allegion plc 103,963
699 Allison Transmission Holdings, Inc. 78,805
67,892 Amentum Holdings, Inc.
b
1,403,328
862 American Superconductor
Corporation
b
35,782
18,983 AMETEK, Inc. 4,592,747
5,002 APi Group Corporation
b
211,835
7,864 Applied Industrial Technologies,
Inc. 2,659,212
3,390 Armstrong World Industries, Inc. 543,824
10,662 Atmus Filtration Technologies, Inc. 543,655
15,477 Automatic Data Processing, Inc. 3,466,074
3,071 Axon Enterprise, Inc.
b
1,721,633
531 AZZ, Inc. 82,332
2,554 Badger Infrastructure Solutions,
Ltd. 167,511
4,419 Barrett Business Services, Inc. 156,963
7,605 Bloom Energy Corporation
b
2,302,034
2,486 Brady Corporation 227,643
2,626 BrightView Holdings, Inc.
b
37,210
178 Brink's Company 16,819
1,012 Broadridge Financial Solutions,
Inc. 138,593
4,317 Builders FirstSource, Inc.
b
386,285
14,031 BWX Technologies, Inc. 2,731,134
745 C.H. Robinson Worldwide, Inc. 140,313
154 CACI International, Inc.
b
71,342
Shares Common Stock  31.8% Value
Industrials   4.2% - continued
27,510 Caterpillar, Inc. $ 29,295,399
20,206 CECO Environmental Corporation
b
1,833,492
25,424 Clean Harbors, Inc.
b
7,595,420
467,815 CNH Industrial NV 5,253,562
2,540 Concentrix Corporation 56,909
9,056 Construction Partners, Inc.
b
1,075,581
65,243 Copart, Inc.
b
1,839,200
5,539 CRA International, Inc. 788,200
13,341 Crane Company 2,975,977
3,945 CSW Industrials, Inc. 1,097,894
212,949 CSX Corporation 10,121,466
3,314 Cummins, Inc. 2,363,578
6,413 Curtiss-Wright Corporation 4,859,515
54,644 Delta Air Lines, Inc. 5,117,957
4,766 Donaldson Company, Inc. 427,844
199 Dycom Industries, Inc.
b
100,612
34,857 Eaton Corporation plc 14,853,265
14,838 EMCOR Group, Inc. 12,313,759
1,899 Enerpac Tool Group Corporation 68,098
1,048 EnerSys 245,043
6,250 EnPro, Inc. 2,355,813
902 Equifax, Inc. 143,165
4,289 ESCO Technologies, Inc. 1,501,322
4,995 ExlService Holdings, Inc.
b
129,171
382,539 Fastenal Company 18,373,348
8,129 Federal Signal Corporation 1,044,495
3,790 Ferguson Enterprises, Inc. 899,481
63,573 Flowserve Corporation 4,714,574
25,122 Fluor Corporation
b
1,316,142
997 Fortive Corporation 60,907
4,818 Fortune Brands Innovations, Inc. 264,508
7,744 FTAI Aviation, Ltd. 2,094,984
6,526 Gates Industrial Corporation plc
b
182,532
383 GATX Corporation 67,864
15,701 GE Vernova, Inc. 18,446,477
145 Generac Holdings, Inc.
b
42,457
23,516 General Dynamics Corporation 8,330,308
83,095 General Electric Company 31,055,094
3,437 Genpact, Ltd. 94,518
7,703 Graco, Inc. 582,424
1,281 HEICO Corporation 330,383
2,329 Helios Technologies, Inc. 207,863
4,609 Herc Holdings, Inc. 660,654
44,175 Hexcel Corporation 4,420,151
12,386 Honeywell Aerospace, Inc.
b
2,738,297
12,386 Honeywell International, Inc. 2,773,225
9,447 Howmet Aerospace, Inc. 2,539,920
92 Hubbell, Inc. 48,134
3,751 Hudson Technologies, Inc.
b
21,531
380 Huntington Ingalls Industries, Inc. 106,358
3,146 IDEX Corporation 713,985
323 IES Holdings, Inc.
b
237,295
730 Ingersoll Rand, Inc. 59,853
4,097 Innodata, Inc.
b
309,651
549 Insteel Industries, Inc. 16,580
1,752 ITT Corporation 346,476
19,973 Jacobs Solutions, Inc. 2,516,598
15,299 JB Hunt Transport Services, Inc. 4,427,990
18,145 Johnson Controls International plc 2,651,166
12,234 Kirby Corporation
b
1,663,457
1,368 Knight-Swift Transportation
Holdings, Inc. 106,526
2,527 Korn Ferry 168,248
15,084 L3Harris Technologies, Inc. 4,383,260
794 Landstar System, Inc. 164,207

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Industrials   4.2% - continued
477 Leidos Holdings, Inc. $ 49,117
13,371 Limbach Holdings, Inc.
b
1,029,567
7,611 Lincoln Electric Holdings, Inc. 2,020,797
422 Liquidity Services, Inc.
b
16,509
3,634 Lyft, Inc.
b
53,093
522 Masco Corporation 42,475
51 MasTec, Inc.
b
21,219
964 Maximus, Inc. 51,825
2,939 McGrath RentCorp 355,707
28,103 Mercury Systems, Inc.
b
3,437,840
3,545 Middleby Corporation
b
609,775
6,761 MillerKnoll, Inc. 138,330
5,796 Modine Manufacturing Company
b
1,547,648
4,975 Moog, Inc. 2,108,604
6,704 Mueller Industries, Inc. 824,123
37,681 Mueller Water Products, Inc. 973,300
419 MYR Group, Inc.
b
209,668
2,866 Nextpower, Inc.
b
341,455
153 Nordson Corporation 46,159
71,433 NPK International, Inc.
b
1,136,499
8,516 nVent Electric plc 1,444,399
3,699 NWPX Infrastructure, Inc.
b
554,628
7,328 Old Dominion Freight Line, Inc. 1,587,245
3,105 OPENLANE, Inc.
b
128,050
3,564 Otis Worldwide Corporation 255,182
1,389 Owens Corning, Inc. 220,795
20,113 Parker-Hannifin Corporation 19,672,928
514 Paychex, Inc. 50,542
848 Paylocity Holding Corporation
b
88,641
1,259 Pentair plc 96,515
4,019 Powell Industries, Inc. 1,150,881
7,449 Proficient Auto Logistics, Inc.
b
50,728
2,030 Proto Labs, Inc.
b
165,465
2,986 Quanta Services, Inc. 2,150,039
10,423 RBC Bearings, Inc.
b
6,713,037
1,423 Regal Rexnord Corporation 338,944
7,954 Republic Services, Inc. 1,694,838
4,933 Rockwell Automation, Inc. 2,442,230
49,974 RTX Corporation 9,481,567
207 Ryder System, Inc. 54,600
1,662 Saia, Inc.
b
699,968
1,458 Science Applications International
Corporation 160,978
5,944 Sensata Technologies Holding plc 283,767
648 SkyWest, Inc.
b
64,366
766 SPX Technologies, Inc.
b
187,800
6,417 SS&C Technologies Holdings, Inc. 398,175
4,830 Standex International Corporation 1,727,546
2,060 Stanley Black & Decker, Inc. 193,887
1,390 Sterling Construction Company,
Inc.
b
1,166,710
1,335 Terex Corporation 96,641
3,240 Tetra Tech, Inc. 93,604
596 Textron, Inc. 54,671
4,366 Timken Company 634,467
40,057 Toro Company 3,902,353
173 Trane Technologies plc 84,971
14,129 Transcat, Inc.
b
1,310,747
2,398 Trex Company, Inc.
b
119,996
167,205 Uber Technologies, Inc.
b
12,065,513
592 U-Haul Holding Company
a,b
38,740
2,055 UL Solutions, Inc. 209,322
1,786 United Airlines Holdings, Inc.
b
242,878
621 United Rentals, Inc. 703,525
11,037 Upwork, Inc.
b
92,269
Shares Common Stock  31.8% Value
Industrials   4.2% - continued
4,606 V2X, Inc.
b
$ 343,423
3,287 Valmont Industries, Inc. 1,898,571
2,966 Veralto Corporation 263,025
9,061 Verisk Analytics, Inc. 1,626,721
13,549 Verra Mobility Corporation
b
57,583
7,726 Vertiv Holdings Company 2,586,819
4,240 Vestis Corporation
b
61,565
353 Vicor Corporation
b
134,062
1,137 Wabtec Corporation 306,535
191 Watts Water Technologies, Inc. 74,767
652 WESCO International, Inc. 225,220
9,226 Willdan Group, Inc.
b
729,777
8,519 Woodward, Inc. 3,624,323
264 XPO, Inc.
b
54,197
2,342 Xylem, Inc. 276,848
5,037 Zurn Elkay Water Solutions
Corporation 254,520
Total 368,753,465
Information Technology   10.7%
11,083 Adobe, Inc.
b
2,272,237
76,051 Advanced Micro Devices, Inc.
b
44,178,786
2,539 Akamai Technologies, Inc.
b
300,135
2,180 Ambarella, Inc.
b
187,044
6,004 Amkor Technology, Inc. 517,725
92,760 Amphenol Corporation 16,355,443
20,571 Analog Devices, Inc. 8,170,184
437,527 Apple, Inc. 126,602,813
28,850 Applied Materials, Inc. 20,858,550
164,442 Arista Networks, Inc.
b
27,935,407
2,646 Arrow Electronics, Inc.
b
564,683
278 Astera Labs, Inc.
b
134,280
826 Atlassian Corporation
b
64,255
21,628 Autodesk, Inc.
b
4,204,916
4,242 Avnet, Inc. 376,774
3,756 BILL Holdings, Inc.
b
135,817
1,562 Blackbaud, Inc.
b
46,266
176,219 Broadcom, Inc. 66,566,727
34,961 Cadence Design Systems, Inc.
b
13,121,563
32,980 CCC Intelligent Solutions Holdings,
Inc.
b
170,177
2,425 Celestica, Inc.
b
884,640
926 Circle Internet Group, Inc.
b
57,995
2,791 Cirrus Logic, Inc.
b
414,547
103,860 Cisco Systems, Inc. 12,199,396
8,134 Cloudflare, Inc.
b
1,995,108
36,313 Cognex Corporation 2,629,787
1,586 Cognizant Technology Solutions
Corporation 61,426
4,118 Coherent Corporation
b
1,624,427
1,850 Cohu, Inc.
b
136,734
476 CommVault Systems, Inc.
b
67,464
2,244 Crane NXT Company 114,803
7,322 Credo Technology Group Holding,
Ltd.
b
1,991,218
660 CrowdStrike Holdings, Inc.
b
503,672
205 CTS Corporation 13,364
6,731 Datadog, Inc.
b
1,752,483
9,923 DigitalOcean Holdings, Inc.
b
1,558,209
1,512 Diodes, Inc.
b
165,473
24,204 DocuSign, Inc.
b
1,075,142
3,347 Enphase Energy, Inc.
b
164,806
371 Entegris, Inc. 66,728
1,268 EPAM Systems, Inc.
b
100,616
5,215 Everforth, Inc.
b
93,192

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Information Technology   10.7% - continued
559 F5, Inc.
b
$ 232,522
4,215 Fabrinet
b
2,369,167
3,963 Figma, Inc.
b
71,691
34,149 Flex, Ltd.
b
5,534,528
84,700 Fortinet, Inc.
b
13,011,614
1,069 GoDaddy, Inc.
b
90,737
4,209 GPGI, Inc. 66,713
30,237 Guidewire Software, Inc.
b
3,720,663
7,557 Hewlett Packard Enterprise
Company 340,896
428 HubSpot, Inc.
b
78,114
1,312 Ichor Holdings, Ltd.
b
147,311
1,659 Insight Enterprises, Inc.
b
202,066
64,737 Intel Corporation
b
9,039,227
3,572 InterDigital, Inc. 1,011,340
36,486 International Business Machines
Corporation 10,260,228
898 IonQ, Inc.
a,b
47,827
67,591 JFrog, Ltd.
b
6,142,670
16,727 Keysight Technologies, Inc.
b
5,855,621
7,882 Knowles Corporation
b
326,945
2,415 Kulicke and Soffa Industries, Inc. 323,030
91,711 Lam Research Corporation 39,741,128
21,924 Lattice Semiconductor
Corporation
b
3,353,495
6,558 Littelfuse, Inc. 2,986,054
975 Lumentum Holdings, Inc.
b
836,609
5,825 MACOM Technology Solutions
Holdings, Inc.
b
2,215,655
8,396 Manhattan Associates, Inc.
b
1,169,143
563 MaxLinear, Inc.
b
72,081
3,069 Microchip Technology, Inc. 279,893
37,007 Micron Technology, Inc. 42,716,810
263,348 Microsoft Corporation 98,234,071
6,031 MKS, Inc. 2,682,589
278 MongoDB, Inc.
b
93,380
2,513 Monolithic Power Systems, Inc. 3,473,871
6,638 Motorola Solutions, Inc. 2,756,695
1,856 Napco Security Technologies, Inc. 70,491
440 NetApp, Inc. 68,094
20,453 Nokia Oyj ADR 271,616
6,067 Novanta, Inc.
a,b
984,310
3,021 Nutanix, Inc.
b
153,950
936,192 NVIDIA Corporation 187,322,657
2,393 NXP Semiconductors NV 672,505
1,481 Okta, Inc.
b
202,082
1,528 ON Semiconductor Corporation
b
144,457
5,076 Onto Innovation, Inc.
b
1,921,012
126,452 Palantir Technologies, Inc.
b
14,753,155
3,822 Pegasystems, Inc. 114,545
675 Plexus Corporation
b
202,952
900 PTC, Inc.
b
102,249
542 Q2 Holdings, Inc.
b
26,070
1,324 Qnity Electronics, Inc. 216,222
35,516 Qualcomm, Inc. 6,563,002
17,264 Rambus, Inc.
b
2,291,623
8,329 Rigetti Computing, Inc.
b
160,916
1,404 Rogers Corporation
b
229,877
641 Roper Industries, Inc. 216,908
99,140 SailPoint, Inc.
b
1,451,410
63,060 Samsung Electronics Company,
Ltd. 13,992,840
4,131 SanDisk Corporation
b
9,392,779
802 Sanmina Corporation
b
202,970
104,190 ServiceNow, Inc.
b
10,343,983
Shares Common Stock  31.8% Value
Information Technology   10.7% - continued
3,889 SiTime Corporation
b
$ 2,899,483
3,704 Skyworks Solutions, Inc.
a
251,131
15,989 Snowflake, Inc.
b
4,069,201
6,123 Sprout Social, Inc.
b
46,229
7,436 Synopsys, Inc.
b
3,316,977
4,078 T1 Energy, Inc.
b
38,659
48,936 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 23,370,366
33,284 TD SYNNEX Corporation 8,898,145
296 TE Connectivity plc 59,677
501 Teledyne Technologies, Inc.
b
334,117
2,343 Tenable Holdings, Inc.
b
86,410
1,866 Teradyne, Inc. 902,845
30,826 Texas Instruments, Inc. 9,188,306
4,054 Trimble, Inc.
b
207,484
5,096 TTM Technologies, Inc.
b
953,054
369 Twilio, Inc.
b
76,136
361 Tyler Technologies, Inc.
b
105,578
5,707 Unity Software, Inc.
b
163,106
1,794 Varonis Systems, Inc.
b
75,276
673 VeriSign, Inc. 169,300
2,167 ViaSat, Inc.
b
194,618
8,572 Vontier Corporation 248,588
1,936 Western Digital Corporation 1,236,562
1,604 Workday, Inc.
b
196,362
1,767 Zebra Technologies Corporation
b
465,180
1,728 Zoom Communications, Inc.
b
149,144
939 Zscaler, Inc.
b
132,540
Total 929,826,545
Materials   0.7%
4,539 Air Products and Chemicals, Inc. 1,330,744
999 Albemarle Corporation 134,895
36,949 Alcoa Corporation 1,926,521
1,905 Alto Ingredients, Inc.
b
10,859
2,069 Amcor plc 89,691
12,476 American Vanguard Corporation
b
34,933
2,261 Amrize, Ltd. 120,511
1,273 AngloGold Ashanti plc 102,973
4,373 AptarGroup, Inc. 547,500
2,472 Ashland, Inc. 162,880
255 Avery Dennison Corporation 41,399
6,385 Avient Corporation 235,990
13,782 Balchem Corporation 2,328,469
4,844 Ball Corporation 302,266
9,484 Celanese Corporation 436,264
4,520 Century Aluminum Company
b
207,965
36,801 CF Industries Holdings, Inc. 3,984,076
17,048 Cleveland-Cliffs, Inc.
b
160,081
14,576 Coeur Mining, Inc. 237,880
2,947 Commercial Metals Company 184,924
1,859 Compass Minerals International,
Inc.
b
57,871
161,253 Constellium SE
b
5,139,133
3,174 Corteva, Inc. 268,806
33,151 Crown Holdings, Inc. 3,706,945
8,053 Dow, Inc. 220,330
3,068 DuPont de Nemours, Inc. 416,144
19,899 Eastman Chemical Company 1,332,835
16,155 Ecolab, Inc. 4,500,945
62,133 Ecovyst, Inc.
b
773,556
34,460 Element Solutions, Inc. 1,645,465
36,914 Freeport-McMoRan, Inc. 2,321,521

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Materials   0.7% - continued
14,954 Graphic Packaging Holding
Company $ 158,064
2,236 Greif, Inc. 166,560
6,200 Hecla Mining Company 95,666
2,235 Ingevity Corporation
b
166,887
44,282 International Paper Company 1,687,144
2,904 Intrepid Potash, Inc.
b
95,193
68,944 Ivanhoe Mines, Ltd.
b
540,080
2,521 Kaiser Aluminum Corporation 493,183
17,389 Linde plc 9,023,848
9,709 Louisiana-Pacific Corporation 763,710
4,520 LyondellBasell Industries NV 237,978
14,737 Magnera Corporation
b
173,160
2,549 Martin Marietta Materials, Inc. 1,470,008
2,052 Minerals Technologies, Inc. 151,786
15,618 Mosaic Company 330,945
25,440 Newmont Corporation 2,376,096
24,555 Nucor Corporation 5,469,626
3,382 O-I Glass, Inc.
b
32,569
16,934 Orion SA 112,272
291 Packaging Corporation of America 69,340
11,453 Perimeter Solutions, Inc.
b
408,299
1,546 PPG Industries, Inc. 187,514
443 Reliance, Inc. 165,505
1,401 Royal Gold, Inc. 279,654
729 Scotts Miracle-Gro Company 49,652
2,243 Sensient Technologies Corporation 276,540
1,400 Smurfit WestRock plc 64,764
22,329 Solstice Advanced Materials, Inc. 1,978,349
2,906 Sonoco Products Company 163,753
8,926 SSR Mining, Inc.
b
252,427
1,148 Steel Dynamics, Inc. 263,420
1,217 Stepan Company 67,811
133 Vulcan Materials Company 39,236
Total 60,775,411
Real Estate   0.7%
2,537 Agree Realty Corporation 192,152
6,346 Alexandria Real Estate Equities,
Inc. 335,386
4,695 Alpine Income Property Trust, Inc. 97,468
17,478 Americold Realty Trust, Inc. 274,754
10,366 AvalonBay Communities, Inc. 1,955,961
17,711 Brixmor Property Group, Inc. 558,428
1,803 Broadstone Net Lease, Inc. 37,268
15,286 CareTrust REIT, Inc. 616,790
34,216 CBRE Group, Inc.
b
4,608,553
8,222 CoStar Group, Inc.
b
232,847
20,897 Cousins Properties, Inc. 626,492
56,853 Crown Castle, Inc. 4,305,478
7,003 Curbline Properties Corporation 212,891
2,568 Cushman & Wakefield, Ltd.
b
34,386
2,709 Digital Realty Trust, Inc. 486,482
15,127 Easterly Government Properties,
Inc. 377,116
31,138 EPR Properties 1,806,315
2,470 Equinix, Inc. 2,574,703
2,006 Equity Lifestyle Properties, Inc. 129,287
160,296 Essential Properties Realty Trust,
Inc. 4,784,836
272 Essex Property Trust, Inc. 79,312
914 Extra Space Storage, Inc. 132,804
1,205 Federal Realty Investment Trust 148,745
157,939 Fermi, Inc.
a,b
1,446,721
6,340 First Industrial Realty Trust, Inc. 388,705
Shares Common Stock  31.8% Value
Real Estate   0.7% - continued
4,469 FrontView REIT, Inc. $ 90,408
6,694 Gaming and Leisure Properties,
Inc. 298,084
17,274 Getty Realty Corporation 576,261
164,787 Healthcare Realty Trust, Inc. 3,323,754
8,270 Host Hotels & Resorts, Inc. 196,082
11,198 Hudson Pacific Properties, Inc. 170,098
61,194 Industrial Logistics Properties Trust 542,791
20,685 Innovative Industrial Properties,
Inc. 1,282,056
14,155 InvenTrust Properties Corporation 501,087
15,637 Iron Mountain, Inc. 1,975,109
18,773 Jones Lang LaSalle, Inc.
b
5,818,691
3,262 Kimco Realty Corporation 82,692
221 Lamar Advertising Company 34,472
2,221 Macerich Company 55,947
89,052 Medical Properties Trust, Inc. 411,420
79,016 Millrose Properties, Inc. 2,374,431
417 National Health Investors, Inc. 31,800
4,093 NET Lease Office Properties 45,555
47,411 NetSTREIT Corporation 1,001,794
1,723 NNN REIT, Inc. 80,171
743
Omega Healthcare Investors, Inc. 35,426
14,251 Outfront Media, Inc. 466,863
22,528 Park Hotels & Resorts, Inc. 321,024
6,993 Piedmont Realty Trust, Inc.
b
63,986
3,312 Postal Realty Trust, Inc. 81,608
11,483 Rayonier, Inc. REIT 244,358
1,926 Realty Income Corporation 119,335
1,278 Regency Centers Corporation 101,908
22,986 RLJ Lodging Trust 272,384
590 Ryman Hospitality Properties 75,844
70,462 Sabra Health Care REIT, Inc. 1,374,714
28,730 Safehold, Inc. 451,061
1,123 SBA Communications Corporation 198,165
44,879 Service Properties Trust 75,845
648 Simon Property Group, Inc. 144,925
9,179 STAG Industrial, Inc. 349,353
136,416 Tanger, Inc. 5,384,340
20,869 Terreno Realty Corporation 1,351,685
2,750 Ventas, Inc. 244,200
14,412 VICI Properties, Inc. 382,639
1,303 WP Carey, Inc. 93,164
9,530 Xenia Hotels & Resorts, Inc. 194,031
5,855 Zillow Group, Inc., Class C
b
184,550
Total 57,547,991
Utilities   0.7%
1,746 Alliant Energy Corporation 133,202
7,895 American States Water Company 652,364
433 American Water Works Company,
Inc. 56,974
3,633 Artesian Resources Corporation 123,486
12,770 Avista Corporation 522,421
4,613 Black Hills Corporation 343,207
4,246 California Water Service Group 206,568
2,998 CenterPoint Energy, Inc. 132,032
15,902 Clearway Energy, Inc., Class C 543,530
1,457 Consolidated Edison, Inc. 161,188
47,207 Constellation Energy Corporation 11,724,803
338 DTE Energy Company 51,501
43,684 Duke Energy Corporation 5,529,521
105,870 Edison International 7,882,022
59,245 Entergy Corporation 6,804,881
33,237 Evergy, Inc. 2,872,674

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.8% Value
Utilities   0.7% - continued
13,358 Eversource Energy $ 965,383
9,456 Exelon Corporation 440,839
6,089 FirstEnergy Corporation 289,471
2,745 H2O America
a
166,814
6,467 National Fuel Gas Company 499,317
10,356 New Jersey Resources
Corporation 580,350
2,728 NiSource, Inc. 129,716
1,384 OGE Energy Corporation 67,345
2,945 Otter Tail Corporation 264,991
131,848 PG&E Corporation 2,217,683
12,283 Pinnacle West Capital Corporation 1,314,281
92,715 Portland General Electric
Company 4,805,418
1,863 PPL Corporation 67,720
1,874 Public Service Enterprise Group,
Inc. 152,094
2,788 Spire, Inc. 217,715
181,759 UGI Corporation 6,277,956
7,441 Unitil Corporation 392,066
36,457 Vistra Energy Corporation 5,783,174
471 Xcel Energy, Inc. 37,821
Total 62,410,528
Total Common Stock
(cost $1,780,367,154) 2,767,438,905
Principal
Amount Long-Term Fixed Income 5.7% Value
Asset-Backed Securities   0.2%
522 Funding CLO, Ltd.
$ 800,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
798,090
Access Group, Inc.
21,654
4.242%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
21,612
ALLO Issuer, LLC
950,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
953,533
Balboa Bay Loan Funding, Ltd.
1,000,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
999,996
625,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
623,596
Barings CLO, Ltd.
850,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
850,433
Battalion CLO XIV, Ltd.
500,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
499,079
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
582,672
Commonbond Student Loan Trust
24,259
4.263%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
24,072
Principal
Amount Long-Term Fixed Income  5.7% Value
Asset-Backed Securities   0.2% - continued
FirstLight Issuer, LLC
$ 700,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
c,e
$ 702,765
Foundation Finance Trust
173,190
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
165,178
Hotwire Funding, LLC
750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
756,993
Laurel Road Prime Student Loan
Trust
138,001
6.010%,  11/25/2043, Ser.
2018-D, Class A
c,d
131,704
LCM 41, Ltd.
375,000
5.673%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
374,481
Lightpath Fiber Issuer, LLC
900,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
898,754
National Collegiate Trust
114,884
3.994%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
112,707
Pagaya AI Debt Grantor Trust
650,000
5.245%,  1/16/2034, Ser.
2026-4, Class A2
c
649,097
Palmer Square Loan Funding, Ltd.
475,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
471,178
RR 28, Ltd.
1,175,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
1,177,620
Sunnova Hestia II Issuer, LLC
793,622
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
762,661
Trinitas CLO, Ltd.
1,200,000
5.367%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d
1,201,133
Total 12,757,354
Collateralized Mortgage Obligations   0.5%
A&D Mortgage Trust
342,748
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,g
344,446
Banc of America Alternative Loan
Trust
9,262
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,318
BINOM Securitization Trust
298,160
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
275,000
CFST Mortgage Trust
750,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,g
752,530
Chase Home Lending Mortgage
Trust
725,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
726,998

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.7% Value
Collateralized Mortgage Obligations   0.5% -
continued
CHNGE Mortgage Trust
$ 194,100
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,g
$ 193,487
Citicorp Mortgage Securities, Inc.
435,276
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 378,956
Citigroup Mortgage Loan Trust,
Inc.
1,612
6.202%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,642
COLT Mortgage Loan Trust
811,456
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
734,129
Countrywide Alternative Loan Trust
258,403
4.125%,  10/25/2035, Ser.
2005-43, Class 4A1
d
225,428
550,971
7.000%,  10/25/2037, Ser.
2007-24, Class A10 171,787
Cross Mortgage Trust
871,285
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,g
860,299
CSMC Trust
342,197
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
295,898
Federal Home Loan Mortgage
Corporation - REMIC
640,212
4.000%,  1/25/2051, Ser.
5249, Class LA 628,864
700,000
5.000%,  1/25/2055, Ser.
5490, Class LB 685,540
1,250,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,235,590
675,000
5.250%,  3/25/2055, Ser.
5519, Class CL 664,094
839,957
7.628%,  (SOFR30A +
4.000%), 7/25/2026, Ser.
5567, Class MB
d
854,962
1,300,000
5.000%,  8/25/2055, Ser.
5569, Class BY 1,264,943
1,324,511
5.000%,  9/25/2054, Ser.
5473, Class HL 1,310,145
1,999,135
2.000%,  12/25/2050, Ser.
5051, Class WI
h
258,998
147,792
3.000%,  2/15/2033, Ser.
4170, Class IG
h
8,048
369,794
3.000%,  3/15/2033, Ser.
4180, Class PI
h
25,744
710,353
4.500%,  10/15/2033, Ser.
2695, Class BH 706,895
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 835,384
Federal Home Loan Mortgage
Corporation - SLST
750,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
648,170
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 986,917
800,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 774,530
879,312
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 838,459
Principal
Amount Long-Term Fixed Income  5.7% Value
Collateralized Mortgage Obligations   0.5% -
continued
$ 638,095
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO $ 535,498
1,400,124
2.000%,  12/25/2050, Ser.
2020-89, Class IM
h
184,905
107,597
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
1,212
Flagstar Mortgage Trust
1,049,870
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
867,784
399,499
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
359,575
GCAT Trust
475,314
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
434,390
744,055
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
755,855
GS Mortgage-Backed Securities
Trust
961,890
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,g
946,470
802,148
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
690,560
700,000
5.000%,  10/25/2056, Ser.
2026-PJ7, Class A17
c,d
660,869
1,250,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,240,601
HTAP Issuer Trust
502,326
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
499,876
967,030
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
962,501
J.P. Morgan Mortgage Trust
900,754
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
744,552
675,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
665,963
593,205
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
508,214
489,724
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,g
484,654
565,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
537,392
Mello Mortgage Capital
Acceptance
883,166
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
724,494
Merrill Lynch Alternative Note
Asset Trust
144,720
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 43,012
MFA Trust
436,051
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,g
436,703
Morgan Stanley Residential
Mortgage Loan Trust
975,000
7.283%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
977,090
New Residential Mortgage Loan
Trust
1,699,554
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,404,789

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.7% Value
Collateralized Mortgage Obligations   0.5% -
continued
OBX Trust
$ 525,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
$ 497,852
PMT Loan Trust
1,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,055,515
1,175,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
1,162,898
Point Securitization Trust
947,229
5.750%,  10/25/2055, Ser.
2025-2, Class A1
c
940,401
PRET Trust
507,592
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,g
490,875
PRET, LLC
742,998
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,g
737,189
Provident Funding Mortgage Trust
1,200,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,145,394
PRPM, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,g
482,959
447,258
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,g
447,098
638,245
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,g
635,834
RCO IX Mortgage, LLC
266,339
5.765%,  5/25/2031, Ser.
2026-2, Class A1
c,g
265,879
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
318,368
Residential Accredit Loans, Inc.
Trust
160,351
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 142,765
Residential Funding Mortgage
Security I Trust
49,486
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 40,125
Saluda Grade Alternative
Mortgage Trust
563,822
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,g
562,473
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,g
699,197
Saxon Asset Securities Trust
430,017
2.735%,  8/25/2035, Ser.
2004-2, Class MF2
d
393,912
Sequoia Mortgage Trust
1,275,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
c,d
1,208,495
600,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
591,383
1,100,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
1,049,497
119,832
3.437%,  9/20/2046, Ser.
2007-1, Class 4A1
d
77,819
Principal
Amount Long-Term Fixed Income  5.7% Value
Collateralized Mortgage Obligations   0.5% -
continued
TRK Trust
$ 484,134
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
$ 432,005
Unlock HEA Trust
467,524
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
465,759
609,369
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
607,839
Verus Securitization Trust
301,807
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
268,018
VOLT CVI, LLC
416,844
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
417,399
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,g
1,006,392
Total 47,506,500
Commercial Mortgage-Backed Securities   0.1%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
473,279
BANK
16,274,989
0.520%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
323,568
4,479,282
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
200,014
BBCMS Mortgage Trust
6,931,317
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
396,120
3,871,799
1.124%,  12/15/2058, Ser.
2025-C39, Class XA
d,h
258,409
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
6,900,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
f
7,055,510
Home Partners of America Trust
928,221
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
839,577
Total 9,546,477
Financials <0.1%
Countrywide Home Loans, Inc.
149,678
5.750%,  4/25/2037, Ser.
2007-3, Class A27 62,534
Total 62,534
Mortgage-Backed Securities   2.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
426,750 5.500%,  12/1/2038 437,254
3,534,950 5.500%,  2/1/2040 3,607,827
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,644,812 2.000%,  1/1/2052 2,145,579

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.7% Value
Mortgage-Backed Securities   2.3% - continued
$ 1,129,161 6.000%,  1/1/2055 $ 1,181,316
1,640,941 4.500%,  2/1/2056 1,585,033
4,933,096 2.500%,  4/1/2052 4,214,980
1,957,764 2.000%,  5/1/2051 1,588,230
3,777,735 2.500%,  5/1/2051 3,201,853
2,482,688 4.000%,  5/1/2052 2,341,497
1,608,546 5.000%,  7/1/2053 1,597,274
718,972 5.500%,  7/1/2053 728,301
2,017,045 3.500%,  8/1/2052 1,843,227
1,524,570 5.000%,  8/1/2053 1,518,052
2,400,984 5.500%,  9/1/2053 2,447,031
3,350,283 5.500%,  9/1/2055 3,389,494
1,886,150 5.500%,  9/1/2055 1,909,493
1,569,438 3.500%,  9/1/2047 1,454,571
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
786,862 2.500%,  7/1/2030 760,388
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
299,856 5.500%,  9/1/2039 307,778
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,390,735 3.000%,  12/1/2036 1,310,151
1,356,487 3.000%,  8/1/2038 1,280,823
2,183,827 3.500%,  5/1/2040 2,065,493
2,153,386 2.500%,  4/1/2042 1,913,265
755,909 2.000%,  5/1/2042 654,953
861,627 5.000%,  10/1/2045 854,617
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,969,838 3.000%,  1/1/2052 5,253,372
767,095 2.000%,  2/1/2051 622,300
515,567 2.000%,  2/1/2051 418,250
2,540,515 2.500%,  2/1/2051 2,168,428
2,561,244 5.500%,  2/1/2055 2,601,517
7,702,803 2.000%,  3/1/2051 6,203,816
4,259,732 4.000%,  3/1/2051 4,033,674
2,178,167 2.000%,  3/1/2052 1,773,516
6,494,310 3.000%,  3/1/2052 5,719,716
5,715,630 2.000%,  4/1/2051 4,606,895
1,195,024 3.000%,  4/1/2051 1,044,256
2,497,819 5.500%,  4/1/2054 2,545,726
3,404,171 3.000%,  5/1/2050 2,976,730
935,939 2.000%,  5/1/2051 755,317
2,996,940 3.000%,  5/1/2051 2,677,285
939,265 3.500%,  5/1/2052 859,021
5,839,479 2.000%,  6/1/2050 4,718,548
2,415,274 3.000%,  6/1/2050 2,166,223
1,043,909 4.000%,  6/1/2052 980,164
1,145,454 5.000%,  6/1/2053 1,138,979
5,284,346 5.500%,  6/1/2053 5,319,524
4,183,195 2.500%,  7/1/2051 3,584,494
977,175 3.500%,  7/1/2051 896,784
722,894 3.000%,  7/1/2052 641,299
1,281,453 4.000%,  7/1/2052 1,203,206
11,950,000 2.500%,  7/1/2056
e
9,982,918
922,149 2.500%,  8/1/2050 788,749
1,608,201 3.500%,  8/1/2050 1,481,191
2,844,887 3.500%,  8/1/2052 2,585,034
4,871,983 4.500%,  8/1/2052 4,698,029
Principal
Amount Long-Term Fixed Income  5.7% Value
Mortgage-Backed Securities   2.3% - continued
$ 5,167,508 4.500%,  8/1/2052 $ 4,978,267
2,205,997 5.000%,  8/1/2053 2,192,844
4,130,080 6.000%,  8/1/2054 4,320,206
958,914 2.500%,  9/1/2051 819,010
1,492,779 3.500%,  9/1/2052 1,369,494
822,569 3.500%,  9/1/2052 752,152
1,664,146 5.000%,  9/1/2052 1,650,180
1,622,376 4.500%,  9/1/2053 1,570,496
2,852,934 4.500%,  9/1/2053 2,753,215
4,214,144 4.000%,  10/1/2052 3,975,623
945,336 2.000%,  11/1/2051 766,874
1,082,035 3.500%,  11/1/2052 993,004
3,769,722 2.000%,  12/1/2050 3,059,565
8,384,646 2.500%,  12/1/2051 7,152,446
5,087,391 4.500%,  12/1/2052 4,928,768
14,025,000 5.000%,  7/1/2041
e
13,779,587
750,000 6.000%,  8/1/2041
e
764,255
2,175,000 5.500%,  7/1/2042
e
2,181,950
1,843,410 3.500%,  12/1/2047 1,711,366
3,200,000 4.500%,  7/1/2048
e
3,065,250
3,500,000 3.500%,  7/1/2049
e
3,175,156
4,600,000 4.000%,  7/1/2049
e
4,298,833
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
991,945 3.500%,  7/1/2061 889,098
2,211,298 4.000%,  12/1/2061 2,041,168
Total 201,972,248
U.S. Government & Agencies   2.6%
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,037,637
5,000,000 4.750%,  8/15/2055 4,851,367
680,000 1.625%,  11/15/2050 355,433
4,000,000 4.750%,  11/15/2053 3,869,688
5,830,000 5.250%,  11/15/2028 5,973,700
2,050,000 4.375%,  5/15/2040 1,981,773
7,430,000 1.375%,  11/15/2040 4,803,089
11,465,000 3.000%,  5/15/2042 9,125,423
2,500,000 3.250%,  5/15/2042 2,058,398
7,300,000 4.625%,  2/15/2046 7,006,859
25,124,000 2.500%,  5/15/2046 17,259,010
16,725,000 2.875%,  5/15/2049 11,878,017
U.S. Treasury Notes
10,500,000 3.500%,  9/30/2026 10,490,566
2,850,000 3.875%,  5/31/2027 2,844,122
15,000,000 3.500%,  9/30/2027 14,882,227
20,005,000 2.250%,  11/15/2027 19,497,842
10,550,000 3.875%,  12/31/2027 10,505,492
300,000 0.750%,  1/31/2028 284,402
18,050,000 2.875%,  5/15/2028 17,633,299
2,500,000 3.750%,  12/31/2028 2,475,195
10,600,000 3.500%,  9/30/2029 10,384,687
17,810,000 4.000%,  3/31/2030 17,696,600
1,900,000 3.625%,  8/31/2030 1,858,809
23,000,000 3.625%,  9/30/2030 22,493,281
2,500,000 3.625%,  10/31/2030 2,443,555
100,000 3.875%,  4/30/2031 98,563
160,000 1.375%,  11/15/2031 138,175
4,400,000 4.125%,  11/15/2032 4,360,469
1,400,000 3.500%,  2/15/2033 1,335,742
7,900,000 4.500%,  11/15/2033 7,979,309

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.7% Value
U.S. Government & Agencies   2.6% - continued
$ 4,400,000 4.000%,  11/15/2035 $ 4,256,313
Total 221,859,042
Total Long-Term Fixed Income
(cost $521,323,545) 493,704,155
Shares
i
Private Equity Funds 1.5% Value
Secondary  1.5%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,j
16,573,739
__ ASF IX, LP
*,b,j
20,650,698
__ ASF VIII Sidecar (Cayman), LP
*,b,j
4,313,241
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,j
25,338,600
__ LCP X (Offshore), LP
*,b,j
39,491,456
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,j
26,793,910
Total 133,161,644
Total Private Equity Funds
(cost $95,169,896) 133,161,644
Shares
Collateral Held for Securities
Loaned 0.2% Value
15,154,400 Thrivent Cash Management Trust 15,154,400
Total Collateral Held for
Securities Loaned
(cost $15,154,400) 15,154,400
Shares or
Principal
Amount Short-Term Investments 12.3% Value
Federal Home Loan Bank Discount
Notes
700,000 3.620%, 7/6/2026
k,l
699,579
100,000 3.630%, 7/15/2026
k,l
99,850
200,000 3.620%, 7/17/2026
k,l
199,659
300,000 3.590%, 7/22/2026
k,l
299,338
9,300,000 3.620%, 7/24/2026
k,l
9,277,618
2,200,000 3.601%, 7/31/2026
k,l
2,193,161
28,600,000 3.614%, 8/21/2026
k,l
28,448,801
5,700,000 3.620%, 8/26/2026
k,l
5,666,968
300,000 3.634%, 8/28/2026
k,l
298,200
9,100,000 3.629%, 9/4/2026
k,l
9,038,522
1,900,000 3.652%, 9/11/2026
k,l
1,885,803
6,400,000 3.680%, 9/18/2026
k,l
6,347,591
500,000 3.710%, 9/23/2026
k,l
495,650
Federal Home Loan Mortgage
Corporation Discount Notes
13,000,000 3.600%, 7/20/2026
k,l
12,973,928
State Street Institutional U.S.
Government Money Market
Fund
381,682,669 3.585%
k
381,682,669
Thrivent Core Short-Term Reserve
Fund
61,121,634 3.960% 611,216,339
Shares or
Principal
Amount Short-Term Investments  12.3% Value
U.S. Treasury Bills
1,700,000 3.620%, 7/2/2026
k,m
$ 1,699,830
500,000 3.617%, 9/8/2026
k,m
496,481
100,000 3.645%, 9/15/2026
k,m
99,230
Total Short-Term Investments
(cost $1,073,066,711) 1,073,119,217
Total Investments (cost
$6,476,728,098) 100.4% $8,726,369,332
Other Assets and Liabilities, Net
(0.4%) (38,469,608)
Total Net Assets 100.0% $8,687,899,724
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $47,325,680 or 0.5% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is insured or guaranteed.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of June 30,
2026 was $133,161,644 or 1.53% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 30,
2026.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 12,716,820
ASF IX, LP  3/18/2024 16,477,811
ASF VIII Sidecar (Cayman), LP  6/28/2024 3,494,017
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 18,800,000
LCP X (Offshore), LP  10/25/2023 23,708,342
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 19,972,906
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Moderately Aggressive Allocation
Portfolio as of June 30, 2026:
Securities Lending Transactions
Common Stock $ 14,406,249
Total lending $14,406,249
Gross amount payable upon return of
collateral for securities loaned $15,154,400
Net amounts due to counterparty $748,151
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,313,625,412
Gross unrealized depreciation (99,474,731)
Net unrealized appreciation (depreciation) $ 2,214,150,681
Cost for federal income tax purposes $ 6,513,299,395

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,928,946,221 3,928,946,221 – –
U.S. Unaffiliated 38,586,859 38,586,859 – –
Common Stock
Communications Services 273,981,936 272,027,769 1,954,167 –
Consumer Discretionary 317,456,028 317,456,028 – –
Consumer Staples 72,726,594 72,726,594 – –
Energy 77,227,470 77,227,470 – –
Financials 303,597,582 303,597,582 – –
Health Care 243,135,355 243,135,355 – –
Industrials 368,753,465 368,585,954 167,511 –
Information Technology 929,826,545 915,833,705 13,992,840 –
Materials 60,775,411 60,235,331 540,080 –
Real Estate 57,547,991 57,547,991 – –
Utilities 62,410,528 62,410,528 – –
Long-Term Fixed Income
Asset-Backed Securities 12,757,354 – 12,757,354 –
Collateralized Mortgage Obligations 47,506,500 – 47,506,500 –
Commercial Mortgage-Backed Securities 9,546,477 – 9,546,477 –
Financials 62,534 – 62,534 –
Mortgage-Backed Securities 201,972,248 – 201,972,248 –
U.S. Government & Agencies 221,859,042 – 221,859,042 –
Private Equity Funds
Secondary 133,161,644 – – 133,161,644
Short-Term Investments 461,902,878 381,682,669 80,220,209 –
Subtotal Investments in Securities $7,823,740,662 $7,100,000,056 $590,578,962 $133,161,644
Other Investments  * Total
Affiliated Short-Term Investments 611,216,339
U.S. Affiliated Registered Investment Cos. 276,257,931
Collateral Held for Securities Loaned 15,154,400
Subtotal Other Investments $902,628,670
Total Investments at Value $8,726,369,332
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,921,016 13,921,016 – –
Credit Default Swaps 1,085,385 – 1,085,385 –
Total Asset Derivatives $15,006,401 $13,921,016 $1,085,385 $–
Liability Derivatives
Futures Contracts 13,925,657 12,236,022 1,689,635 –
Total Liability Derivatives $13,925,657 $12,236,022 $1,689,635 $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2025
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
6/30/2026
Private Equity Funds
Secondary $114,726,086 $-  $11,602,344 $12,291,721  $(5,458,508)   $- $-  $133,161,643
Total  $114,726,086 $-   $11,602,344 $12,291,721 $(5,458,508)  $- $- $133,161,643
 Investments in Securities
Ending
Value  06/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $133,161,643
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $133,161,643
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $78,429,668 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 556 September 2026 $ 60,609,882 $ 489,308
CBOT 2-Yr. U.S. Treasury Note 670 September 2026 138,115,971 (6,988)
CBOT 5-Yr. U.S. Treasury Note 1,049 September 2026 111,905,642 386,536
CBOT U.S. Long Bond 303 September 2026 33,541,539 848,961
CME E-mini Russell 2000 Index 23 September 2026 3,412,279 90,161
CME E-mini S&P 500 Index 2,306 September 2026 860,082,212 10,231,012
CME E-mini S&P Mid-Cap 400 Index 5 September 2026 1,915,700 26,800
CME Ultra Long Term U.S. Treasury Bond 303 September 2026 34,173,361 1,021,983
ICE mini MSCI EAFE Index 1,276 September 2026 200,316,184 353,956
Ultra 10-Yr. U.S. Treasury Note 329 September 2026 36,529,920 472,299
Total Futures Long Contracts $ 1,480,602,690 $ 13,914,028
CME E-mini Russell 2000 Index (1,589) September 2026 ( $ 233,744,577) ( $ 8,228,343)
CME E-mini S&P Mid-Cap 400 Index (191) September 2026 (72,570,605) (1,632,895)
Eurex Euro STOXX 50 Index (758) September 2026 (53,454,172) (1,689,635)
ICE US mini MSCI Emerging Markets Index (1,961) September 2026 (169,935,469) (2,367,796)
Total Futures Short Contracts ( $ 529,704,823) ($13,918,669)
Total Futures Contracts $ 950,897,867 ($4,641)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Portfolio's credit default swap contracts held as of June 30, 2026. Investments totaling $2,295,541 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 26,191,440) $ – $ 1,085,385 $ 1,085,385
Total Credit Default Swaps $– $1,085,385 $1,085,385
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Moderately Aggressive
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 10,701,929
Total Equity Contracts 10,701,929
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,219,087
Total Interest Rate Contracts 3,219,087
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,085,385
Total Credit Contracts 1,085,385
Total Asset Derivatives $15,006,401
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 13,918,669
Total Equity Contracts 13,918,669
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,988
Total Interest Rate Contracts 6,988
Total Liability Derivatives $13,925,657
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts ($17,285,213)
Total Return Swaps Net realized gains/(losses) on Swap agreements 143,847
Total Equity Contracts
(17,141,366)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (402,906)
Total Foreign Exchange Contracts (402,906)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (11,943,221)
Total Interest Rate Contracts
(11,943,221)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (553,424)
Total Credit Contracts
(553,424)
Total ($30,040,917)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $ 6,584,595
Total Equity Contracts 6,584,595
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,028,939
Total Interest Rate Contracts 5,028,939
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,003,948
Total Credit Contracts 1,003,948
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 458,685
Total Foreign Exchange Contracts 458,685
Total $13,076,167
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30,
2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $903,038,661
Futures - Short (506,440,302)
Total Return Swaps - Long 34,851,117
Interest Rate Contracts
Futures - Long 435,457,012
Foreign Exchange Contracts
Futures - Long 99,929,652
Futures - Short (306,703)
Credit Contracts
Credit Default Swaps - Sell Protection 1,920,788

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 55,985 $ 1,514 $ 4,280 $ 53,652 6,015 0.6%
Core Emerging Markets Equity 171,864 – – 222,606 14,334 2.5
Core High Yield Bond – 75,299 – 75,199 3,790 0.9
Core Investment Grade Corporate Bond – 127,243 180 126,605 6,440 1.5
Global Stock 736,455 65,945 – 818,056 49,390 9.4
High Yield 41,299 1,315 – 42,153 9,984 0.5
Income 109,712 2,516 2,200 108,524 12,201 1.2
International Equity 671,733 55,066 – 771,792 58,967 8.9
International Index 64,504 1,725 – 70,917 3,854 0.8
International Large Cap ETF
1
68,616 5,160 – 77,784 3,069 0.9
International Small Cap ETF – 6,872 – 6,733 293 0.1
Large Cap Value 983,842 40,053 – 1,112,448 41,680 12.8
Mid Cap Stock 287,730 36,134 – 340,971 16,305 3.9
Mid Cap Value ETF 60,816 – – 72,404 4,023 0.8
Short-Term Bond 63,615 1,307 4,750 59,550 6,056 0.7
Small Cap Stock 171,213 4,260 – 205,827 9,294 2.4
Small Cap Value ETF 32,506 – – 39,983 1,223 0.5
Total Affiliated Registered Investment
Companies 3,519,890 4,205,204 48.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 738,066 212,330 339,201 611,216 61,122 7.0
Total Affiliated Short-Term Investments 738,066 611,216 7.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,955 249,147 238,948 15,154 15,154 0.2
Total Collateral Held for Securities Loaned 4,955 15,154 0.2
Total Value $4,262,911 $4,831,574
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(508) $941 $ – $1,513
Core Emerging Markets Equity – 50,742 – –
Core High Yield Bond Fund – (100) – 1,490
Core Investment Grade Corporate Bond Fund (1) (457) – 1,890
Global Stock – 15,656 52,813 13,132
High Yield – (461) – 1,315
Income (243) (1,261) – 2,522
International Equity – 44,993 34,886 20,180
International Index – 4,688 – 1,725
International Large Cap ETF
1
– 4,008 3,532 1,628
International Small Cap ETF – (139) – –
Large Cap Value – 88,553 26,902 13,151
Mid Cap Stock – 17,107 33,951 2,183
Mid Cap Value ETF – 11,588 – –
Short-Term Bond 60 (682) – 1,308
Small Cap Stock – 30,354 3,069 1,191
Small Cap Value ETF – 7,477 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 21 0 – 13,024
Total Income/Non Cash Income from Affiliated
Investments $76,252
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $(671) $273,007 $155,153
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   46.0% Value
U.S. Affiliated   45.6%
9,557,351 Thrivent Core Emerging Markets
Debt Fund $ 85,251,567
3,426,703 Thrivent Core Emerging Markets
Equity Fund 53,216,692
5,891,302 Thrivent Core High Yield Bond
Fund 116,883,437
10,125,064 Thrivent Core Investment Grade
Corporate Bond Fund 199,058,767
1,345,711 Thrivent Global Stock Portfolio 22,289,276
15,777,871 Thrivent High Yield Portfolio 66,612,595
18,932,820 Thrivent Income Portfolio 168,405,543
8,478,764 Thrivent International Equity
Portfolio 110,974,307
1,806,790 Thrivent International Index
Portfolio 33,242,230
1,783,987 Thrivent International Large Cap
ETF 45,220,859
62,838 Thrivent International Small Cap
ETF 1,444,646
13,144,632 Thrivent Large Cap Value Portfolio 350,831,552
2,133,252 Thrivent Mid Cap Stock Portfolio 44,610,572
320,709 Thrivent Mid Cap Value ETF 5,772,217
9,463,864 Thrivent Short-Term Bond Portfolio 93,053,447
893,425 Thrivent Small Cap Stock Portfolio 19,786,683
234,603 Thrivent Small Cap Value ETF 7,668,069
Total 1,424,322,459
U.S. Unaffiliated   0.4%
5,070 Invesco QQQ Trust Series 1
a
3,733,548
167 iShares Semiconductor ETF 107,007
10,678 State Street SPDR S&P 500 ETF
Trust 7,974,010
1,763 State Street SPDR S&P Biotech
ETF 278,995
139 VanEck Semiconductor ETF 91,168
Total 12,184,728
Total Registered Investment
Companies (cost $1,152,593,929) 1,436,507,187
Principal
Amount Long-Term Fixed Income 24.6% Value
Asset-Backed Securities   0.7%
522 Funding CLO, Ltd.
$ 1,325,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
b,c
1,321,836
Access Group, Inc.
64,961
4.242%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,c
64,837
ALLO Issuer, LLC
1,925,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
b
1,932,158
Balboa Bay Loan Funding, Ltd.
1,300,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
b,c
1,297,080
Barings CLO, Ltd.
1,525,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
b,c
1,525,776
Principal
Amount Long-Term Fixed Income  24.6% Value
Asset-Backed Securities   0.7% - continued
Battalion CLO XIV, Ltd.
$ 975,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
b,c
$ 973,204
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
1,232,576
Commonbond Student Loan Trust
59,301
4.263%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,c
58,842
FirstLight Issuer, LLC
1,100,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
b,d
1,104,345
Foundation Finance Trust
371,122
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
353,952
Laurel Road Prime Student Loan
Trust
424,617
6.010%,  11/25/2043, Ser.
2018-D, Class A
b,c
405,244
LCM 41, Ltd.
725,000
5.673%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
b,c
723,997
Lightpath Fiber Issuer, LLC
1,550,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
b
1,547,855
National Collegiate Trust
244,128
3.994%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,c
239,502
Oak Street Investment
1,360,837
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
1,211,144
Pagaya AI Debt Grantor Trust
1,025,000
5.245%,  1/16/2034, Ser.
2026-4, Class A2
b
1,023,576
Palmer Square Loan Funding, Ltd.
1,000,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
b,c
991,954
RR 28, Ltd.
1,950,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
b,c
1,954,348
Sunnova Hestia II Issuer, LLC
1,322,703
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,e
1,271,102
Trinitas CLO, Ltd.
2,000,000
5.367%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
b,c
2,001,888
Total 21,235,216
Collateralized Mortgage Obligations   2.9%
A&D Mortgage Trust
856,871
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
b,f
861,116

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.6% Value
Collateralized Mortgage Obligations   2.9% -
continued
Alternative Loan Trust
$ 575,781
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 283,967
BINOM Securitization Trust
616,883
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,c
568,965
CFST Mortgage Trust
600,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
b,f
602,024
Chase Home Lending Mortgage
Trust
1,350,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
b,c
1,353,720
CHNGE Mortgage Trust
474,467
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,f
472,967
Citicorp Mortgage Securities, Inc.
871,578
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 758,805
COLT Mortgage Loan Trust
1,182,881
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,c
1,070,159
Countrywide Alternative Loan Trust
670,046
4.125%,  10/25/2035, Ser.
2005-43, Class 4A1
c
584,539
1,037,121
7.000%,  10/25/2037, Ser.
2007-24, Class A10 323,365
Cross Mortgage Trust
1,427,939
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
b,f
1,409,934
CSMC Trust
906,821
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
784,130
Federal Home Loan Mortgage
Corporation - REMIC
2,519,095
4.000%,  1/25/2051, Ser.
5249, Class LA 2,474,445
1,550,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,517,981
2,300,000
5.250%,  2/25/2055, Ser.
5508, Class AY 2,273,486
1,150,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,131,420
1,515,574
7.628%,  (SOFR30A +
4.000%), 7/25/2026, Ser.
5567, Class MB
c
1,542,648
2,250,000
5.000%,  8/25/2055, Ser.
5569, Class BY 2,189,325
3,074,757
5.000%,  9/25/2054, Ser.
5473, Class HL 3,041,408
3,356,613
2.000%,  12/25/2050, Ser.
5051, Class WI
g
434,866
560,873
3.000%,  2/15/2033, Ser.
4170, Class IG
g
30,544
739,589
3.000%,  3/15/2033, Ser.
4180, Class PI
g
51,487
1,909,075
4.500%,  10/15/2033, Ser.
2695, Class BH 1,899,781
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,213,769
Principal
Amount Long-Term Fixed Income  24.6% Value
Collateralized Mortgage Obligations   2.9% -
continued
Federal Home Loan Mortgage
Corporation - SLST
$ 1,450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
$ 1,253,128
Federal National Mortgage
Association - REMIC
2,100,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,072,526
1,400,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,355,427
1,444,584
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 1,377,468
1,570,697
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,318,150
2,280,879
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
301,220
250,408
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
2,819
Flagstar Mortgage Trust
826,551
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
743,948
GCAT Trust
950,628
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,c
868,780
1,705,127
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
b,c
1,732,168
GS Mortgage-Backed Securities
Trust
1,539,024
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
b,f
1,514,352
2,078,293
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,c
1,789,178
950,000
5.000%,  10/25/2056, Ser.
2026-PJ7, Class A17
b,c
896,894
2,375,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
b,c
2,357,143
HTAP Issuer Trust
1,172,095
6.500%,  4/25/2042, Ser.
2024-2, Class A
b
1,166,378
1,999,993
6.500%,  11/25/2042, Ser.
2025-1, Class A
b
1,990,628
J.P. Morgan Mortgage Trust
1,873,568
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,c
1,548,669
1,100,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
b,c
1,085,272
1,252,321
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
1,072,895
678,079
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
b,f
671,060
940,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
b,c
894,068
Mello Mortgage Capital
Acceptance
1,872,311
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,c
1,535,928
Merrill Lynch Alternative Note
Asset Trust
183,311
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 54,481
MFA Trust
991,025
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
b,f
992,507

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.6% Value
Collateralized Mortgage Obligations   2.9% -
continued
Morgan Stanley Residential
Mortgage Loan Trust
$ 500,000
7.283%,  9/25/2068, Ser.
2023-NQM1, Class M1
b,c
$ 501,072
New Residential Mortgage Loan
Trust
3,467,091
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,c
2,865,769
OBX Trust
1,400,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,c
1,327,607
PMT Loan Trust
2,300,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,312,081
2,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
b,c
2,301,053
Point Securitization Trust
598,250
5.750%,  10/25/2055, Ser.
2025-2, Class A1
b
593,938
PRET Trust
1,015,184
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
b,f
981,749
PRET, LLC
1,235,235
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
b,f
1,225,576
Provident Funding Mortgage Trust
1,250,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
b,c
1,193,119
PRPM, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
b,f
1,255,694
858,735
6.255%,  5/25/2030, Ser.
2025-3, Class A1
b,f
858,429
1,191,391
5.729%,  7/25/2030, Ser.
2025-5, Class A1
b,f
1,186,889
RCO IX Mortgage, LLC
338,977
5.765%,  5/25/2031, Ser.
2026-2, Class A1
b,f
338,391
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
f
636,735
Residential Accredit Loans, Inc.
Trust
350,767
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 312,298
Residential Asset Securitization
Trust
1,441,629
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 688,415
Saluda Grade Alternative
Mortgage Trust
1,480,032
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
b,f
1,476,491
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
b,f
1,598,164
Saxon Asset Securities Trust
860,035
2.735%,  8/25/2035, Ser.
2004-2, Class MF2
c
787,824
Sequoia Mortgage Trust
2,125,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
b,c
2,014,159
Principal
Amount Long-Term Fixed Income  24.6% Value
Collateralized Mortgage Obligations   2.9% -
continued
$ 1,150,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
b,c
$ 1,133,484
1,700,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
b,c
1,621,950
419,412
3.437%,  9/20/2046, Ser.
2007-1, Class 4A1
c
272,369
TRK Trust
938,627
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,c
837,560
Unlock HEA Trust
1,090,890
7.000%,  4/25/2039, Ser.
2024-1, Class A
b
1,086,771
1,349,318
6.500%,  10/25/2039, Ser.
2024-2, Class A
b
1,345,930
Verus Securitization Trust
629,857
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,c
559,342
VOLT CVI, LLC
917,056
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b
918,277
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
b,f
1,006,392
Total 89,707,466
Commercial Mortgage-Backed Securities   0.5%
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
1,041,214
BANK
9,603,230
0.520%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,g
190,925
9,356,722
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
c,g
417,807
BBCMS Mortgage Trust
17,140,158
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
979,548
6,446,346
1.124%,  12/15/2058, Ser.
2025-C39, Class XA
c,g
430,237
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
10,455,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
e
10,690,631
Home Partners of America Trust
1,937,156
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
1,752,161
Total 15,502,523
Financials <0.1%
Countrywide Home Loans, Inc.
187,097
5.750%,  4/25/2037, Ser.
2007-3, Class A27 78,168
Total 78,168

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.6% Value
Mortgage-Backed Securities   9.6%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
$ 853,500 5.500%,  12/1/2038 $ 874,507
2,813,532 5.500%,  2/1/2040 2,871,536
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,782,513 2.000%,  1/1/2052 2,257,287
173,717 6.000%,  1/1/2055 181,741
2,728,429 4.500%,  2/1/2056 2,635,469
3,170,539 2.000%,  5/1/2051 2,572,089
5,304,735 4.000%,  5/1/2052 5,003,055
2,227,218 5.000%,  7/1/2053 2,211,610
647,075 5.500%,  7/1/2053 655,471
4,034,091 3.500%,  8/1/2052 3,686,454
3,277,825 5.000%,  8/1/2053 3,263,811
3,518,684 5.500%,  9/1/2053 3,586,166
2,803,516 3.500%,  9/1/2047 2,598,326
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,467,301 2.500%,  7/1/2030 2,384,286
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
595,096 5.500%,  9/1/2039 610,819
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,923,704 3.000%,  12/1/2036 2,754,295
3,463,371 3.000%,  8/1/2038 3,270,186
5,527,045 3.500%,  5/1/2040 5,227,554
4,493,285 2.500%,  4/1/2042 3,992,246
1,587,408 2.000%,  5/1/2042 1,375,401
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
13,569,326 3.000%,  1/1/2052 11,940,812
2,365,208 2.000%,  2/1/2051 1,918,758
1,546,702 2.000%,  2/1/2051 1,254,750
5,380,732 2.500%,  2/1/2051 4,592,664
5,203,797 5.500%,  2/1/2055 5,285,623
10,576,387 2.000%,  3/1/2051 8,518,193
10,465,720 4.000%,  3/1/2051 9,910,321
1,584,122 2.000%,  3/1/2052 1,289,830
14,348,319 3.000%,  3/1/2052 12,636,956
4,317,064 5.500%,  4/1/2054 4,399,863
4,354,139 3.000%,  5/1/2050 3,807,416
2,842,483 2.000%,  5/1/2051 2,293,925
6,504,723 3.000%,  5/1/2051 5,810,925
10,886,098 2.000%,  6/1/2050 8,796,431
5,311,138 3.000%,  6/1/2050 4,763,480
2,609,773 4.000%,  6/1/2052 2,450,410
1,881,817 5.000%,  6/1/2053 1,871,179
13,133,656 2.500%,  7/1/2051 11,253,959
3,655,984 3.500%,  7/1/2051 3,355,208
2,210,041 4.000%,  7/1/2052 2,075,095
13,950,000 2.500%,  7/1/2056
d
11,653,699
1,945,157 2.500%,  8/1/2050 1,663,768
7,756,218 3.500%,  8/1/2050 7,143,663
998,357 4.500%,  8/1/2052 962,711
10,680,729 4.500%,  8/1/2052 10,289,587
4,656,479 5.000%,  8/1/2053 4,628,715
Principal
Amount Long-Term Fixed Income  24.6% Value
Mortgage-Backed Securities   9.6% - continued
$ 9,746,988 6.000%,  8/1/2054 $ 10,195,686
2,365,320 2.500%,  9/1/2051 2,020,225
2,893,952 3.500%,  9/1/2052 2,646,212
6,152,573 3.500%,  9/1/2052 5,644,445
3,605,649 5.000%,  9/1/2052 3,575,390
3,644,307 4.500%,  9/1/2053 3,527,769
5,147,686 4.500%,  9/1/2053 4,967,757
8,973,220 4.000%,  10/1/2052 8,465,336
2,853,513 2.000%,  11/1/2051 2,314,822
3,737,938 3.500%,  11/1/2052 3,430,379
11,420,040 2.000%,  12/1/2050 9,268,682
17,839,673 2.500%,  12/1/2051 15,217,970
7,798,191 4.500%,  12/1/2052 7,555,046
1,625,000 5.000%,  7/1/2041
d
1,596,565
3,272,571 3.500%,  12/1/2047 3,038,156
1,725,000 4.500%,  7/1/2048
d
1,652,361
6,000,000 3.500%,  7/1/2049
d
5,443,125
6,750,000 4.000%,  7/1/2049
d
6,308,070
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
3,734,969 3.500%,  7/1/2061 3,347,720
4,703,397 4.000%,  12/1/2061 4,341,532
Total 301,137,498
U.S. Government & Agencies   10.9%
U.S. Treasury Bonds
4,000,000 4.750%,  8/15/2055 3,881,094
8,480,000 1.625%,  11/15/2050 4,432,456
11,400,000 4.750%,  11/15/2053 11,028,609
14,120,000 5.250%,  11/15/2028 14,468,036
1,075,000 4.375%,  5/15/2040 1,039,223
41,740,000 1.375%,  11/15/2040 26,982,627
600,000 3.000%,  5/15/2042 477,562
13,400,000 4.625%,  2/15/2046 12,861,906
27,658,000 2.500%,  5/15/2046 18,999,749
35,275,000 2.875%,  5/15/2049 25,052,140
U.S. Treasury Notes
9,000,000 3.875%,  5/31/2027 8,981,438
3,000,000 3.625%,  8/31/2027 2,982,656
16,875,000 2.250%,  11/15/2027 16,447,192
12,250,000 3.875%,  12/31/2027 12,198,320
4,300,000 0.750%,  1/31/2028 4,076,434
16,200,000 3.500%,  1/31/2028 16,032,938
31,750,000 2.875%,  5/15/2028 31,017,021
55,000,000 4.375%,  8/31/2028 55,232,031
6,300,000 3.750%,  12/31/2028 6,237,492
2,200,000 3.500%,  9/30/2029 2,155,313
9,000,000 3.625%,  9/30/2030 8,801,719
10,000,000 3.625%,  12/31/2030 9,764,453
2,000,000 3.750%,  1/31/2031 1,962,266
1,500,000 3.875%,  4/30/2031 1,478,438
850,000 1.375%,  11/15/2031 734,055
24,275,000 4.125%,  11/15/2032 24,056,904
13,500,000 4.500%,  11/15/2033 13,635,527
6,800,000 4.000%,  11/15/2035 6,577,938
Total 341,595,537
Total Long-Term Fixed Income
(cost $826,437,270) 769,256,408

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 18.2% Value
Communications Services   1.8%
53,629 Alphabet, Inc., Class A $ 19,165,396
43,642 Alphabet, Inc., Class C 15,420,028
35,973 AT&T, Inc. 744,641
265 ATN International, Inc. 7,020
480 Cable One, Inc.
h
25,493
632 CarGurus, Inc.
h
21,545
277 Charter Communications, Inc.
h
39,392
6,884 Comcast Corporation 169,002
2,618 Gogo, Inc.
h
8,116
781 Iridium Communications, Inc. 42,838
1,164 Liberty Capital Corporation
h
25,096
7,638 Liberty Global, Ltd., Class A
h
86,844
286 Liberty Media Corporation-Liberty
Formula One
h
27,210
7,011 Lumen Technologies, Inc.
h
53,845
75 Madison Square Garden Sports
Corporation
h
30,138
22,966 Meta Platforms, Inc. 12,936,518
46,811 Netflix, Inc.
h
3,342,305
2,039 New York Times Company 142,689
220 Omnicom Group, Inc. 16,023
1,574 Reddit, Inc.
h
273,215
1,845 ROBLOX Corporation
h
100,331
307 Space Exploration Technologies
Corporation
a,h
52,454
326 Spotify Technology SA
h
149,676
181 Take-Two Interactive Software,
Inc.
h
45,246
5,614 Trade Desk, Inc.
h
101,501
7,051 Universal Music Group NV 147,715
746 Versant Media Group, Inc. 26,863
11,014 Walt Disney Company 1,060,098
8,438 Warner Brothers Discovery, Inc.
h
224,957
9,346 Warner Music Group Corporation 252,996
4,547 ZoomInfo Technologies, Inc.
h
13,323
Total 54,752,514
Consumer Discretionary   2.1%
464 Abercrombie & Fitch Company
h
41,765
1,594 Adient plc
h
29,298
46,792 ADT, Inc. 304,148
1,919 Advance Auto Parts, Inc. 119,400
12,753 Airbnb, Inc.
h
1,824,954
104,009 Amazon.com, Inc.
h
24,789,505
2,521 American Eagle Outfitters, Inc. 43,361
2,910 Aptiv plc
h
178,616
1,486 Aramark 84,553
45 AutoNation, Inc.
h
8,361
33 AutoZone, Inc.
h
105,466
2,831 Bath & Body Works, Inc. 65,481
308 Best Buy Company, Inc. 23,371
4,079 Bloomin' Brands, Inc. 37,282
1,822 Boot Barn Holdings, Inc.
h
299,300
3,715 BorgWarner, Inc. 246,676
62 Bright Horizons Family Solutions,
Inc.
h
4,395
270 Brunswick Corporation 22,745
774 Buckle, Inc. 32,663
262 Build-A-Bear Workshop, Inc. 8,020
82 Burlington Stores, Inc.
h
25,978
1,740 Camping World Holdings, Inc. 13,276
2,584 CarMax, Inc.
h
136,668
1,693 Carnival Corporation, Ltd. 48,369
27 Cavco Industries, Inc.
h
16,588
622 Champion Homes, Inc.
h
54,811
Shares Common Stock  18.2% Value
Consumer Discretionary   2.1% - continued
1,911 Chewy, Inc.
h
$ 37,551
658 Chipotle Mexican Grill, Inc.
h
22,372
104 Citi Trends, Inc.
h
6,015
1,756 D.R. Horton, Inc. 286,017
1,551 Dana, Inc. 42,203
814 Deckers Outdoor Corporation
h
80,822
941 DoorDash, Inc.
h
173,643
499 eBay, Inc. 55,763
564 El Pollo Loco Holdings, Inc.
h
9,565
9,652 Etsy, Inc.
h
727,085
4,970 Five Below, Inc.
h
893,556
458 Flutter Entertainment plc
h
46,794
8,077 Ford Motor Company 112,270
1,391 Fox Factory Holding Corporation
h
23,571
2,982 Frontdoor, Inc.
h
231,373
292 Gap, Inc. 5,455
1,005 Garmin, Ltd. 238,728
13,068 Garrett Motion, Inc. 473,454
23,506 General Motors Company 1,811,842
2,714 Gentex Corporation 68,583
54 Genuine Parts Company 6,371
141 GigaCloud Technology, Inc.
h
4,456
4,247 Goodyear Tire & Rubber
Company
h
28,030
309 Grand Canyon Education, Inc.
h
44,221
12,537 Hasbro, Inc. 1,035,431
3,175 Helen of Troy, Ltd.
h
92,297
9,499 Hilton Worldwide Holdings, Inc. 3,139,040
10,706 Home Depot, Inc. 3,775,792
1,372 Installed Building Products, Inc. 315,340
1,781 Kohl's Corporation 31,559
6,507 Laureate Education, Inc.
h
236,334
567 Lear Corporation 76,012
506 Lennar Corporation 45,788
7,861 Levi Strauss & Company 195,189
13,793 Life Time Group Holdings, Inc.
h
563,306
56 Lithia Motors, Inc. 16,267
714 LKQ Corporation 18,800
1,706 Lowe's Companies, Inc. 376,156
486 Lululemon Athletica, Inc.
h
55,491
112 M/I Homes, Inc.
h
18,008
4,270 Macy's, Inc. 100,559
4,368 Mattel, Inc.
h
60,628
3,854 Mobileye Global, Inc.
h
37,307
1,866 Mohawk Industries, Inc.
h
226,402
1,830 Monarch Casino & Resort, Inc. 240,846
340 Murphy USA, Inc. 183,216
10 NVR, Inc.
h
68,134
2,259 Ollie's Bargain Outlet Holdings,
Inc.
h
173,672
16,397 O'Reilly Automotive, Inc.
h
1,510,000
13,146 Pattern Group, Inc.
h
331,148
3,478 PENN Entertainment, Inc.
h
74,290
114 Pool Corporation 24,499
854 PulteGroup, Inc. 117,177
139 Ralph Lauren Corporation 55,796
12,320 Ross Stores, Inc. 2,622,312
5,131 SharkNinja, Inc.
h
781,297
4,202 Sonos, Inc.
h
56,853
8,799 Sony Group Corporation ADR 176,508
368 Strategic Education, Inc. 28,196
3,370 Tapestry, Inc. 493,301
23,444 Tesla, Inc.
h
9,860,546
3,017 Texas Roadhouse, Inc. 582,975
11,286 TJX Companies, Inc. 1,709,829

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  18.2% Value
Consumer Discretionary   2.1% - continued
1,402 Toll Brothers, Inc. $ 230,980
1,198 Tractor Supply Company 37,869
128 Ulta Beauty, Inc.
h
57,725
4,622 Universal Technical Institute, Inc.
h
197,683
1,633 Urban Outfitters, Inc.
h
115,714
1,696 Versigent plc
h
71,249
668 Victoria's Secret & Company
h
55,765
17,376 Viking Holdings, Ltd.
h
1,818,746
253 Visteon Corporation 25,100
315 Wayfair, Inc.
h
29,112
534 Williams-Sonoma, Inc. 124,475
3,147 Wyndham Hotels & Resorts, Inc. 265,009
4,637 Wynn Resorts, Ltd. 450,206
974 YETI Holdings, Inc.
h
48,271
23 Yum! Brands, Inc. 3,677
Total 67,032,672
Consumer Staples   0.4%
20,830 BellRing Brands, Inc.
h
269,540
344 BJ's Wholesale Club Holdings,
Inc.
h
30,004
1,545 Campbell's Company
a
34,407
497 Casey's General Stores, Inc. 395,011
152 Celsius Holdings, Inc.
h
4,451
2,508 Central Garden & Pet Company,
Class A
h
97,235
2,808 Chefs' Warehouse, Inc.
h
269,849
561 Church & Dwight Company, Inc. 54,350
34,162 Coca-Cola Company 2,776,346
3,329 Colgate-Palmolive Company 305,203
7,678 Conagra Brands, Inc. 103,346
131 Constellation Brands, Inc. 18,221
331 Costco Wholesale Corporation 309,641
18,287 Darling Ingredients, Inc.
h
998,836
362 Dollar General Corporation 41,670
304 Dollar Tree, Inc.
h
36,769
1,694 General Mills, Inc. 58,951
52 Hershey Company 9,123
1,096 Hormel Foods Corporation 27,203
162 Ingles Markets, Inc. 14,350
1,085 J.M. Smucker Company 122,062
1,413 John B. Sanfilippo & Son, Inc. 121,504
10,643 Keurig Dr Pepper, Inc. 348,345
1,340 Kraft Heinz Company 31,651
407 Maplebear, Inc.
h
19,271
132 Marzetti Company 15,069
603 Molson Coors Beverage Company 23,493
4,131 Monster Beverage Corporation
h
397,072
1,345 PepsiCo, Inc. 182,113
422 Performance Food Group
Company
h
47,175
74 Procter & Gamble Company 10,851
8 Seaboard Corporation 35,715
1,191 Simply Good Foods Company
h
15,816
1,981 Smithfield Foods, Inc. 48,059
25 Sprouts Farmers Markets, Inc.
h
2,114
6,134 Sysco Corporation 512,680
107 Target Corporation 13,975
5,926 Turning Point Brands, Inc. 502,584
1,247 Tyson Foods, Inc. 71,391
6,488 Unilever plc ADR 390,059
1,295 United Natural Foods, Inc.
h
59,143
636 US Foods Holding Corporation
h
65,031
1,618 Vita Coco Company, Inc.
h
107,014
40,121 Walmart, Inc. 4,544,104
Shares Common Stock  18.2% Value
Consumer Staples   0.4% - continued
443 WD-40 Company $ 107,932
Total 13,648,729
Energy   0.5%
34,302 Antero Midstream Corporation 780,371
2,759 Antero Resources Corporation
h
96,951
587 APA Corporation 19,119
346 Archrock, Inc. 14,086
138 Baker Hughes Company 7,659
112 California Resources Corporation 5,921
860 Cheniere Energy, Inc. 205,549
13,241 Chevron Corporation 2,194,828
1,103 Chord Energy Corporation 126,073
836 CNX Resources Corporation
h
28,365
22,525 ConocoPhillips 2,341,699
19,498 Devon Energy Corporation 805,657
10,756 DHT Holdings, Inc. 177,797
247 Diamondback Energy, Inc. 43,418
3,195 Dorian LPG, Ltd. 111,122
979 DT Midstream, Inc. 143,658
13,730 Enterprise Products Partners, LP 504,715
2,930 EOG Resources, Inc. 380,109
648 EQT Corporation 34,454
1,696 Expand Energy Corporation 154,658
12,969 Exxon Mobil Corporation 1,773,122
335 Gulfport Energy Corporation
h
56,850
12,408 Halliburton Company 421,252
368 Hess Midstream, LP 13,837
2,953 HF Sinclair Corporation 205,676
28,458 Kinder Morgan, Inc. 909,802
934 Kodiak Gas Services, Inc. 70,171
10,190 Kosmos Energy, Ltd.
h
21,501
1,308 Marathon Petroleum Corporation 334,416
2,697 Matador Resources Company 134,257
1,162 Occidental Petroleum Corporation 56,438
198 Oceaneering International, Inc.
h
8,023
220 ONEOK, Inc. 19,127
2,970 Ovintiv, Inc. 156,371
190 Par Pacific Holdings, Inc.
h
10,655
13,057 Patterson-UTI Energy, Inc. 119,863
771 PBF Energy, Inc. 35,096
58,220 Permian Resources Corporation 1,071,830
680 Phillips 66 114,954
1,171 Range Resources Corporation 43,549
457 Scorpio Tankers, Inc. 31,652
2,607 SM Energy Company 68,043
9,089 Talos Energy, Inc.
h
117,339
9,220 TechnipFMC plc 611,286
318 Teekay Tankers, Ltd. 20,629
14,306 Transocean, Ltd.
h
69,956
42 Valero Energy Corporation 10,938
697 Viper Energy, Inc. 29,553
4,007 Williams Companies, Inc. 297,880
Total 15,010,275
Financials   2.0%
211 Acadian Asset Management, Inc. 15,091
331 ACNB Corporation 19,655
1,868 Affiliated Managers Group, Inc. 632,131
575 Affirm Holdings, Inc.
h
46,891
3,933 AGNC Investment Corporation 42,870
952 Allstate Corporation 226,519
10,263 Ally Financial, Inc. 471,585
7,329 American Express Company 2,479,034

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  18.2% Value
Financials   2.0% - continued
3,008 American Financial Group, Inc. $ 420,940
3,701 American International Group, Inc. 275,836
748 Ameriprise Financial, Inc. 343,153
237 Ameris Bancorp 21,392
916 Aon plc 303,828
5,215 Arch Capital Group, Ltd.
h
506,168
805 Arrow Financial Corporation 32,997
11,631 Associated Banc-Corp 357,886
481 Assurant, Inc. 129,163
829 Assured Guaranty, Ltd. 66,453
2,598 Atlantic Union Bankshares
Corporation 109,921
433 Avidia Bancorp, Inc. 9,089
798 Axis Capital Holdings, Ltd. 85,737
4,001 Banc of California, Inc. 81,740
32,851 Bank of America Corporation 1,871,850
969 Bank of Marin Bancorp 26,841
7,231 Bank of New York Mellon
Corporation 1,045,675
380 Bank OZK 19,794
52 BankUnited, Inc. 2,519
559 Bankwell Financial Group, Inc. 32,841
750 Banner Corporation 49,830
746 Bar Harbor Bankshares 28,169
539 BayCom Corporation 17,733
5,925 Beacon Financial Corporation 180,416
6,095 Berkshire Hathaway, Inc.
h
3,049,877
42,836 BGC Group, Inc. 457,917
1,464 BlackRock, Inc. 1,407,724
737 Bladex, Inc. 45,303
183 Block, Inc.
h
13,908
2,968 Blue Owl Capital, Inc. 25,970
192 Bread Financial Holdings, Inc. 20,803
4,435 Bridgewater Bancshares, Inc.
h
93,312
159 Brown & Brown, Inc. 10,200
8,941 Byline Bancorp, Inc. 336,718
233 C&F Financial Corporation
a
18,640
3,618 Capital One Financial Corporation 725,843
76 Cathay General Bancorp 4,711
1,950 Central Pacific Financial
Corporation 74,490
19,517 Charles Schwab Corporation 1,800,834
161 Chemung Financial Corporation 12,007
837 ChoiceOne Financial Services, Inc. 28,458
2,085 Chubb, Ltd. 710,443
16 Cincinnati Financial Corporation 2,962
4,457 Citigroup, Inc. 623,802
1,028 Citizens Financial Group, Inc. 72,032
187 Citizens Financial Services, Inc. 13,546
1,178 Civista Bancshares, Inc. 33,243
2,297 CNB Financial Corporation 77,432
2,753 CNO Financial Group, Inc. 140,348
222 Coinbase Global, Inc.
h
32,454
833 Colony Bankcorp, Inc. 16,735
4,395 Columbia Banking System, Inc. 140,860
602 Commerce Bancshares, Inc. 34,766
24 Community Financial System, Inc. 1,611
3,037 Community Trust Bancorp, Inc. 219,757
3,549 ConnectOne Bancorp, Inc. 118,679
23 Corpay, Inc.
h
7,665
337 Cullen/Frost Bankers, Inc. 52,073
4,280 Customers Bancorp, Inc.
h
338,548
2,107 Dynex Capital, Inc. 27,623
447 Eagle Bancorp Montana, Inc. 10,697
2,130 East West Bancorp, Inc. 274,962
Shares Common Stock  18.2% Value
Financials   2.0% - continued
573 Eastern Bankshares, Inc. $ 12,744
245 Encore Capital Group, Inc.
h
22,856
2,046 Enova International, Inc.
h
492,534
366 Equity Bancshares, Inc. 17,930
1,727 Essent Group, Ltd. 111,012
310 Euronet Worldwide, Inc.
h
22,689
290 Evercore, Inc. 99,018
3,510 F.N.B. Corporation 66,971
996 Farmers & Merchants Bancorp,
Inc./Archbold, OH 30,458
1,111 Farmers National Banc
Corporation 16,221
652 Federal Agricultural Mortgage
Corporation 129,924
1,615 Federated Hermes, Inc. 89,180
314 Fidelity National Financial, Inc. 14,808
1,186 Fidelity National Information
Services, Inc. 46,112
3,662 Fifth Third Bancorp 206,427
1,502 Financial Institutions, Inc. 58,533
4,243 First American Financial
Corporation 291,027
378 First Bancorp/Puerto Rico
a
9,854
1,706 First Bank/Hamilton, NJ 30,247
7 First Citizens BancShares, Inc./NC 14,566
283 First Financial Bankshares, Inc. 9,792
619 First Financial Corporation 47,935
115 First Hawaiian, Inc. 3,370
3,312 First Horizon Corporation 84,920
1,281 First Merchants Corporation 55,967
615 First Mid-Illinois Bancshares, Inc. 29,575
66 FirstCash Holdings, Inc. 14,277
1,580 Fiserv, Inc.
h
77,499
576 Flagstar Bank NA 8,605
476 Flywire Corporation
h
8,363
168 Franklin Resources, Inc. 5,589
795 Fulton Financial Corporation 19,231
54,686 Genworth Financial, Inc.
h
517,876
431 Glacier Bancorp, Inc. 22,231
302 Global Life, Inc. 53,961
218 Global Payments, Inc. 15,818
3,286 Goosehead Insurance, Inc.
h
159,371
622 Great Southern Bancorp, Inc. 48,771
517 Hamilton Insurance Group, Ltd. 17,547
324 Hamilton Lane, Inc. 25,541
302 Hancock Whitney Corporation 22,565
6,215 Hanmi Financial Corporation 201,366
358 Hanover Bancorp, Inc. 8,349
164 Hanover Insurance Group, Inc. 35,116
1,208 Happen, Inc.
h
25,054
423 Hartford Insurance Group, Inc. 56,056
835 Hilltop Holdings, Inc. 32,381
647 Home BancShares, Inc. 18,472
2,681 Hometrust Bancshares, Inc. 133,755
1,987 Horizon Bancorp, Inc. 39,700
1,203 Houlihan Lokey, Inc. 161,358
11,654 Huntington Bancshares, Inc./OH 206,625
34 Independent Bank Corporation/MA 2,847
2,158 Independent Bank Corporation/MI 77,839
181 Interactive Brokers Group, Inc. 15,754
19,328 Intercontinental Exchange, Inc. 2,379,470
2,383 Invesco, Ltd. 62,887
872 Investar Holding Corporation 26,125
1,075 Jackson Financial, Inc. 110,069
1,077 Jefferies Financial Group, Inc. 53,828

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  18.2% Value
Financials   2.0% - continued
21,587 JPMorgan Chase & Company $ 7,066,073
4,098 Kearny Financial Corporation/MD 38,767
3,163 Kemper Corporation 85,275
988 KeyCorp 22,773
810 Lazard, Inc. 33,971
1,112 Lincoln National Corporation 39,309
464 Loews Corporation 52,529
1,039 M&T Bank Corporation 247,292
45 Markel Group, Inc.
h
87,885
352 MarketAxess Holdings, Inc. 39,949
2,512 Marsh & McLennan Companies,
Inc. 418,675
1,462 Mastercard, Inc. 750,883
664 Mercantile Bank Corporation 38,127
1,255 Mercury General Corporation 133,808
3,545 MetLife, Inc. 299,942
15,406 MGIC Investment Corporation 434,449
476 Miami International Holdings, Inc.
h
17,688
835 Mid Penn Bancorp, Inc. 29,091
19,788 Morgan Stanley 4,136,484
545 Morningstar, Inc. 85,031
4,377 Nasdaq, Inc. 344,995
482 National Bankshares, Inc. 17,511
1,491 NBT Bancorp, Inc. 73,611
2,219 Neptune Insurance Holdings, Inc.
h
69,899
1,038 NerdWallet, Inc.
h
9,602
8,414 NMI Holdings, Inc.
h
345,731
1,116 Northeast Community Bancorp,
Inc. 30,958
1,558 Northern Trust Corporation 270,843
1,489 Northpointe Bancshares, Inc. 28,559
981 Northrim BanCorp, Inc. 27,213
3,203 Northwest Bancshares, Inc. 48,558
2,866 OFG Bancorp 140,635
13,544 Old National Bancorp 350,790
6,795 Old Republic International
Corporation 278,051
13,782 Old Second Bancorp, Inc. 321,396
1,402 OneMain Holdings, Inc. 85,480
3,792 Oportun Financial Corporation
h
21,652
629 Orange County Bancorp, Inc. 23,135
3,633 Orrstown Financial Services, Inc. 148,335
7,271 Oscar Health, Inc.
h
207,369
418 Palomar Holdings, Inc.
h
52,831
930 Parke Bancorp, Inc. 30,839
573 Paymentus Holdings, Inc.
h
13,844
731 PayPal Holdings, Inc. 31,565
1,210 PCB Bancorp 34,328
139 Peoples Bancorp of North
Carolina, Inc. 5,990
405 Pinnacle Financial Partners, Inc. 40,856
516 Piper Sandler Companies 37,327
289 Plumas Bancorp 16,889
281 PNC Financial Services Group,
Inc. 69,188
895 Popular, Inc. 146,941
464 Prosperity Bancshares, Inc. 33,886
911 Provident Financial Services, Inc. 21,536
707 Prudential Financial, Inc. 76,307
3,419 Radian Group, Inc. 128,794
569 RBB Bancorp 15,599
911 Regions Financial Corporation 27,512
3,268 Reinsurance Group of America,
Inc. 694,940
510 RenaissanceRe Holdings, Ltd. 161,619
Shares Common Stock  18.2% Value
Financials   2.0% - continued
169 Renasant Corporation $ 7,189
206 RLI Corporation 12,168
18,890 Robinhood Markets, Inc.
h
1,894,289
2,572 Rocket Companies, Inc.
h
40,509
239 S&P Global, Inc. 97,335
17,211 SEI Investments Company 1,509,577
236 Selective Insurance Group, Inc. 22,894
113 ServisFirst Bancshares, Inc. 9,803
7,757 Simmons First National
Corporation 175,696
839 South Plains Financial, Inc. 36,148
35 Southern Missouri Bancorp, Inc. 2,667
2,777 SouthState Bank Corporation 277,422
603 Starwood Property Trust, Inc. 9,877
730 State Street Corporation 123,808
2,763 Stifel Financial Corporation 192,775
1,802 Stock Yards Bancorp, Inc. 137,799
1,804 StoneX Group, Inc.
h
213,774
113 Texas Capital Bancshares, Inc. 11,668
664 Third Coast Bancshares, Inc.
h
26,826
465 Timberland Bancorp, Inc./WA 20,837
1,476 Toast, Inc.
h
41,062
439 Tompkins Financial Corporation 41,494
1,323 Towne Bank/Portsmouth, VA 47,946
649 TPG RE Finance Trust, Inc. 5,432
593 TPG, Inc. 24,046
604 Tradeweb Markets, Inc. 60,195
1,608 TriCo Bancshares 86,591
4,897 Triumph Financial, Inc.
h
373,690
9,696 Truist Financial Corporation 483,055
3,615 U.S. Bancorp 218,346
629 UMB Financial Corporation 89,796
578 United Bankshares, Inc. 26,490
6,801 United Community Banks, Inc. 238,647
288 Unity Bancorp, Inc. 16,903
2,461 Universal Insurance Holdings, Inc. 101,787
422 Univest Financial Corporation 18,463
2,339 Unum Group 209,107
7,670 Valley National Bancorp 112,366
1,197 Virtu Financial, Inc. 71,305
17,657 Visa, Inc. 6,057,940
389 Voya Financial, Inc. 35,216
17,654 Wells Fargo & Company 1,458,927
3,433 WesBanco, Inc. 133,990
899 West Bancorporation, Inc. 23,851
1,616 Western Alliance Bancorp 132,835
4,829 Western Union Company 37,183
194 WEX, Inc.
h
27,371
1,129 Wintrust Financial Corporation 181,453
709 WisdomTree, Inc. 12,010
103 WSFS Financial Corporation 7,903
7,042 Zions Bancorp NA 487,236
Total 61,938,478
Health Care   1.5%
880 4D Molecular Therapeutics, Inc.
h
11,704
11,431 AbbVie, Inc. 2,876,497
1,800 Acadia Healthcare Company, Inc.
h
53,154
1,607 Adaptive Biotechnologies
Corporation
h
34,470
8,584 Agilent Technologies, Inc. 1,140,213
403 Agios Pharmaceuticals, Inc.
h
14,955
263 Align Technology, Inc.
h
44,358
3,666 Alignment Healthcare, Inc.
h
87,287
6,562 Amgen, Inc. 2,376,231

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  18.2% Value
Health Care   1.5% - continued
651 Anika Therapeutics, Inc.
h
$ 9,524
1,262 Arcus Biosciences, Inc.
h
38,907
247 Argenx SE ADR
h
229,159
18,503 Avantor, Inc.
h
183,180
704 Azenta, Inc.
h
17,966
50 Becton, Dickinson and Company 7,566
3,653 BioLife Solutions, Inc.
h
103,161
1,587 BioMarin Pharmaceutical, Inc.
h
90,808
97 Bio-Rad Laboratories, Inc.
h
28,480
24,466 Boston Scientific Corporation
h
1,044,209
1,415 BridgeBio Pharma, Inc.
h
105,389
5,532 BrightSpring Health Services, Inc.
h
385,802
2,416 Bristol-Myers Squibb Company 139,210
166 Bruker Corporation 9,990
3,069 C4 Therapeutics, Inc.
h
14,332
230 Cardinal Health, Inc. 54,639
1,564 Cencora, Inc. 442,581
6,586 Centene Corporation
h
422,755
509 Charles River Laboratories
International, Inc.
h
115,436
1,531 Cigna Group 422,066
3,386 Concentra Group Holdings Parent,
Inc. 100,734
2,252 Cooper Companies, Inc.
h
161,491
4,655 CVS Health Corporation 481,560
12,382 Danaher Corporation 2,358,523
1,895 Denali Therapeutics, Inc.
h
48,739
2,935 Dentsply Sirona, Inc. 31,140
2,423 Dexcom, Inc.
h
163,189
1,710 Doximity, Inc.
h
35,465
1,128 Edwards Lifesciences Corporation
h
102,039
5,316 Elanco Animal Health, Inc.
h
130,827
538 Elevance Health, Inc. 208,061
6,114 Eli Lilly & Company 7,333,315
1,630 Enanta Pharmaceuticals, Inc.
h
23,765
2,917 Encompass Health Corporation 294,850
2,140 Enovis Corporation
h
44,298
472 Envista Holdings Corporation
h
12,437
2,539 Exelixis, Inc.
h
138,147
1,825 Fate Therapeutics, Inc.
h
4,928
3,398 Fortrea Holdings, Inc.
h
59,125
796 Fulcrum Therapeutics, Inc.
h
2,913
182 GE HealthCare Technologies, Inc. 11,650
1,987 Gilead Sciences, Inc. 251,038
826 Globus Medical, Inc.
h
65,262
1,766 Guardant Health, Inc.
h
264,953
275 Henry Schein, Inc.
h
22,968
55 Humana, Inc. 21,847
1,750 ICON plc
h
303,993
646 ICU Medical, Inc.
h
94,704
598 IDEXX Laboratories, Inc.
h
314,811
1,915 Illumina, Inc.
h
336,714
616 Insmed, Inc.
h
65,678
1,637 Insulet Corporation
h
249,233
1,187 Integra LifeSciences Holdings
Corporation
h
21,319
8,577 Intuitive Surgical, Inc.
h
3,410,901
1,481 Ionis Pharmaceuticals, Inc.
h
117,428
374 IQVIA Holding, Inc.
h
72,264
6,676 Janux Therapeutics, Inc.
h
102,543
3,766 Jazz Pharmaceuticals, Inc.
h
907,493
15,835 Johnson & Johnson 4,021,615
1,642 Labcorp Holdings, Inc. 459,760
7,434 LivaNova plc
h
611,298
272 Medline, Inc.
h
10,728
Shares Common Stock  18.2% Value
Health Care   1.5% - continued
1,675 Medpace Holdings, Inc.
h
$ 887,063
20,612 Medtronic plc 1,612,477
5,378 Merck & Company, Inc. 691,073
192 Merit Medical Systems, Inc.
h
13,313
170 Mettler-Toledo International, Inc.
h
217,177
908 Mirum Pharmaceuticals, Inc.
h
106,300
519 Moderna, Inc.
h
36,346
1,060 Myriad Genetics, Inc.
h
6,053
862 Natera, Inc.
h
233,990
4,113 Neogen Corporation
h
36,976
14,167 Neurocrine Biosciences, Inc.
h
2,387,635
3,220 OmniAb, Inc.
h
7,921
232 Option Care Health, Inc.
h
4,865
385 Prestige Consumer Healthcare,
Inc.
h
18,199
1,515 QIAGEN NV 59,237
59 Quest Diagnostics, Inc. 12,505
1,253 QuidelOrtho Corporation
h
21,946
2,172 RadNet, Inc.
h
133,947
307 Regeneron Pharmaceuticals, Inc. 191,427
2,881 Repligen Corporation
h
393,084
370 Revolution Medicines, Inc.
h
69,294
305 Roivant Sciences, Ltd.
h
10,794
22,460 Royalty Pharma plc 1,259,332
1,174 Sarepta Therapeutics, Inc.
h
21,097
682 Sotera Health Company
h
12,106
214 STERIS plc 45,062
3,720 Stryker Corporation 1,171,205
1,626 Tenet Healthcare Corporation
h
304,192
4,596 Twist Bioscience Corporation
h
472,836
1,167 UFP Technologies, Inc.
h
309,407
747 United Therapeutics Corporation
h
404,747
3,052 UnitedHealth Group, Inc. 1,268,503
2,628 Varex Imaging Corporation
h
27,410
683 Vaxcyte, Inc.
h
39,703
924 Veeva Systems, Inc.
h
163,982
2,334 Vericel Corporation
h
103,840
8,555 Viatris, Inc. 135,853
276 Viemed Healthcare, Inc.
h
3,146
3,066 Vir Biotechnology, Inc.
h
31,243
76 Waters Corporation
h
28,503
2,695 WaVe Life Sciences, Ltd.
h
15,658
8,506 Waystar Holding Corporation
h
174,628
1,075 West Pharmaceutical Services,
Inc. 385,925
1,049 Xencor, Inc.
h
16,889
531 Xenon Pharmaceuticals, Inc.
h
32,051
3,200 Zimmer Biomet Holdings, Inc. 275,488
Total 47,832,203
Industrials   2.4%
5,341 3M Company 864,761
1,584 AAON, Inc. 200,946
724 Acuity, Inc.
a
272,702
3,211 Advanced Drainage Systems, Inc. 503,999
497 AECOM 34,691
134 AGCO Corporation 16,040
17,683 Allegheny Technologies, Inc.
h
3,485,319
674 Allegion plc 94,690
197 Allison Transmission Holdings, Inc. 22,210
5,131 Amentum Holdings, Inc.
h
106,058
243 American Superconductor
Corporation
h
10,087
6,026 AMETEK, Inc. 1,457,930
1,415 APi Group Corporation
h
59,925

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  18.2% Value
Industrials   2.4% - continued
1,188 Applied Industrial Technologies,
Inc. $ 401,722
962 Armstrong World Industries, Inc. 154,324
1,111 Atmus Filtration Technologies, Inc. 56,650
4,634 Automatic Data Processing, Inc. 1,037,784
475 Axon Enterprise, Inc.
h
266,290
150 AZZ, Inc. 23,257
1,738 Badger Infrastructure Solutions,
Ltd. 113,992
3,009 Barrett Business Services, Inc. 106,880
1,389 Bloom Energy Corporation
h
420,450
702 Brady Corporation 64,282
741 BrightView Holdings, Inc.
h
10,500
50 Brink's Company 4,724
289 Broadridge Financial Solutions,
Inc. 39,579
1,222 Builders FirstSource, Inc.
h
109,345
2,399 BWX Technologies, Inc. 466,965
679 C.H. Robinson Worldwide, Inc. 127,883
44 CACI International, Inc.
h
20,383
5,711 Caterpillar, Inc. 6,081,644
2,380 CECO Environmental Corporation
h
215,961
6,818 Clean Harbors, Inc.
h
2,036,878
35,380 CNH Industrial NV 397,317
717 Concentrix Corporation 16,064
944 Construction Partners, Inc.
h
112,119
19,264 Copart, Inc.
h
543,052
577 CRA International, Inc. 82,107
1,891 Crane Company 421,825
632 CSW Industrials, Inc. 175,886
34,858 CSX Corporation 1,656,801
983 Cummins, Inc. 701,085
1,904 Curtiss-Wright Corporation 1,442,775
4,134 Delta Air Lines, Inc. 387,190
1,345 Donaldson Company, Inc. 120,741
56 Dycom Industries, Inc.
h
28,313
5,924 Eaton Corporation plc 2,524,335
2,603 EMCOR Group, Inc. 2,160,178
536 Enerpac Tool Group Corporation 19,221
296 EnerSys 69,211
719 EnPro, Inc. 271,013
258 Equifax, Inc. 40,950
1,275 ESCO Technologies, Inc. 446,301
1,406 ExlService Holdings, Inc.
h
36,359
73,111 Fastenal Company 3,511,521
848 Federal Signal Corporation 108,960
1,106 Ferguson Enterprises, Inc. 262,487
5,799 Flowserve Corporation 430,054
7,370 Fluor Corporation
h
386,114
285 Fortive Corporation 17,411
1,359 Fortune Brands Innovations, Inc. 74,609
1,029 FTAI Aviation, Ltd. 278,375
1,844 Gates Industrial Corporation plc
h
51,577
108 GATX Corporation 19,137
2,668 GE Vernova, Inc. 3,134,526
41 Generac Holdings, Inc.
h
12,005
4,188 General Dynamics Corporation 1,483,557
18,007 General Electric Company 6,729,756
977 Genpact, Ltd. 26,868
2,185 Graco, Inc. 165,208
381 HEICO Corporation 98,264
1,583 Helios Technologies, Inc. 141,283
480 Herc Holdings, Inc. 68,803
3,629 Hexcel Corporation 363,118
936 Honeywell Aerospace, Inc.
h
206,931
Shares Common Stock  18.2% Value
Industrials   2.4% - continued
936 Honeywell International, Inc. $ 209,570
2,035 Howmet Aerospace, Inc. 547,130
26 Hubbell, Inc. 13,603
1,057 Hudson Technologies, Inc.
h
6,067
107 Huntington Ingalls Industries, Inc. 29,948
1,358 IDEX Corporation 308,198
219 IES Holdings, Inc.
h
160,891
207 Ingersoll Rand, Inc. 16,972
1,212 Innodata, Inc.
h
91,603
155 Insteel Industries, Inc. 4,681
496 ITT Corporation 98,089
1,572 Jacobs Solutions, Inc. 198,072
1,333 JB Hunt Transport Services, Inc. 385,810
5,423 Johnson Controls International plc 792,355
3,589 Kirby Corporation
h
487,996
386 Knight-Swift Transportation
Holdings, Inc. 30,058
1,492 Korn Ferry 99,337
1,309 L3Harris Technologies, Inc. 380,382
224 Landstar System, Inc. 46,325
137 Leidos Holdings, Inc. 14,107
2,150 Limbach Holdings, Inc.
h
165,550
1,848 Lincoln Electric Holdings, Inc. 490,662
120 Liquidity Services, Inc.
h
4,694
1,026 Lyft, Inc.
h
14,990
148 Masco Corporation 12,043
15 MasTec, Inc.
h
6,241
272 Maximus, Inc. 14,623
830 McGrath RentCorp 100,455
3,430 Mercury Systems, Inc.
h
419,592
1,003 Middleby Corporation
h
172,526
1,910 MillerKnoll, Inc. 39,079
887 Modine Manufacturing Company
h
236,847
883 Moog, Inc. 374,251
1,915 Mueller Industries, Inc. 235,411
3,989 Mueller Water Products, Inc. 103,036
119 MYR Group, Inc.
h
59,548
809 Nextpower, Inc.
h
96,384
43 Nordson Corporation 12,973
10,418 NPK International, Inc.
h
165,750
1,512 nVent Electric plc 256,450
1,098 NWPX Infrastructure, Inc.
h
164,634
1,527 Old Dominion Freight Line, Inc. 330,748
878 OPENLANE, Inc.
h
36,209
1,015 Otis Worldwide Corporation 72,674
392 Owens Corning, Inc. 62,312
4,039 Parker-Hannifin Corporation 3,950,627
146 Paychex, Inc. 14,356
240 Paylocity Holding Corporation
h
25,087
359 Pentair plc 27,521
418 Powell Industries, Inc. 119,698
2,105 Proficient Auto Logistics, Inc.
h
14,335
574 Proto Labs, Inc.
h
46,787
644 Quanta Services, Inc. 463,706
2,194 RBC Bearings, Inc.
h
1,413,068
402 Regal Rexnord Corporation 95,752
2,363 Republic Services, Inc. 503,508
1,198 Rockwell Automation, Inc. 593,106
14,955 RTX Corporation 2,837,412
58 Ryder System, Inc. 15,299
486 Saia, Inc.
h
204,684
412 Science Applications International
Corporation 45,489
1,680 Sensata Technologies Holding plc 80,203
183 SkyWest, Inc.
h
18,177

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  18.2% Value
Industrials   2.4% - continued
216 SPX Technologies, Inc.
h
$ 52,957
1,821 SS&C Technologies Holdings, Inc. 112,993
503 Standex International Corporation 179,908
581 Stanley Black & Decker, Inc. 54,684
145 Sterling Construction Company,
Inc.
h
121,707
377 Terex Corporation 27,291
922 Tetra Tech, Inc. 26,637
172 Textron, Inc. 15,778
2,120 Timken Company 308,078
11,786 Toro Company 1,148,192
49 Trane Technologies plc 24,067
1,472 Transcat, Inc.
h
136,557
678 Trex Company, Inc.
h
33,927
28,467 Uber Technologies, Inc.
h
2,054,179
169 U-Haul Holding Company
h
11,059
1,699 UL Solutions, Inc. 173,060
509 United Airlines Holdings, Inc.
h
69,219
264 United Rentals, Inc. 299,083
3,116 Upwork, Inc.
h
26,050
1,337 V2X, Inc.
h
99,687
534 Valmont Industries, Inc. 308,438
844 Veralto Corporation 74,846
1,910 Verisk Analytics, Inc. 342,902
3,845 Verra Mobility Corporation
h
16,341
1,193 Vertiv Holdings Company 399,440
1,198 Vestis Corporation
h
17,395
104 Vicor Corporation
h
39,497
325 Wabtec Corporation 87,620
54 Watts Water Technologies, Inc. 21,138
341 WESCO International, Inc. 117,792
961 Willdan Group, Inc.
h
76,015
2,540 Woodward, Inc. 1,080,618
75 XPO, Inc.
h
15,397
676 Xylem, Inc. 79,910
1,421 Zurn Elkay Water Solutions
Corporation 71,803
Total 73,874,214
Information Technology   6.2%
3,312 Adobe, Inc.
h
679,026
15,229 Advanced Micro Devices, Inc.
h
8,846,678
717 Akamai Technologies, Inc.
h
84,757
616 Ambarella, Inc.
h
52,853
1,695 Amkor Technology, Inc. 146,160
19,776 Amphenol Corporation 3,486,904
6,153 Analog Devices, Inc. 2,443,787
99,513 Apple, Inc. 28,795,082
6,311 Applied Materials, Inc. 4,562,853
32,366 Arista Networks, Inc.
h
5,498,336
748 Arrow Electronics, Inc.
h
159,631
79 Astera Labs, Inc.
h
38,159
235 Atlassian Corporation
h
18,281
6,447 Autodesk, Inc.
h
1,253,426
1,199 Avnet, Inc. 106,495
1,061 BILL Holdings, Inc.
h
38,366
440 Blackbaud, Inc.
h
13,033
36,150 Broadcom, Inc. 13,655,662
6,454 Cadence Design Systems, Inc.
h
2,422,315
9,336 CCC Intelligent Solutions Holdings,
Inc.
h
48,174
374 Celestica, Inc.
h
136,435
264 Circle Internet Group, Inc.
h
16,534
788 Cirrus Logic, Inc.
h
117,042
10,608 Cisco Systems, Inc. 1,246,016
Shares Common Stock  18.2% Value
Information Technology   6.2% - continued
1,256 Cloudflare, Inc.
h
$ 308,072
5,116 Cognex Corporation 370,501
452 Cognizant Technology Solutions
Corporation 17,506
699 Coherent Corporation
h
275,734
1,262 Cohu, Inc.
h
93,274
134 CommVault Systems, Inc.
h
18,992
1,526 Crane NXT Company 78,070
763 Credo Technology Group Holding,
Ltd.
h
207,498
197 CrowdStrike Holdings, Inc.
h
150,339
58 CTS Corporation 3,781
1,663 Datadog, Inc.
h
432,979
1,033 DigitalOcean Holdings, Inc.
h
162,212
427 Diodes, Inc.
h
46,731
7,217 DocuSign, Inc.
h
320,579
945 Enphase Energy, Inc.
h
46,532
107 Entegris, Inc. 19,245
358 EPAM Systems, Inc.
h
28,407
1,470 Everforth, Inc.
h
26,269
161 F5, Inc.
h
66,970
716 Fabrinet
h
402,449
1,132 Figma, Inc.
h
20,478
10,132 Flex, Ltd.
h
1,642,093
25,292 Fortinet, Inc.
h
3,885,357
302 GoDaddy, Inc.
h
25,634
2,862 GPGI, Inc. 45,363
3,973 Guidewire Software, Inc.
h
488,878
2,148 Hewlett Packard Enterprise
Company 96,896
122 HubSpot, Inc.
h
22,266
371 Ichor Holdings, Ltd.
h
41,656
468 Insight Enterprises, Inc.
h
57,002
19,355 Intel Corporation
h
2,702,539
372 InterDigital, Inc. 105,324
5,378 International Business Machines
Corporation 1,512,347
254 IonQ, Inc.
a,h
13,528
12,411 JFrog, Ltd.
h
1,127,912
4,983 Keysight Technologies, Inc.
h
1,744,399
3,259 Knowles Corporation
h
135,183
683 Kulicke and Soffa Industries, Inc. 91,358
15,909 Lam Research Corporation 6,893,847
2,850 Lattice Semiconductor
Corporation
h
435,936
1,226 Littelfuse, Inc. 558,235
102 Lumentum Holdings, Inc.
h
87,522
812 MACOM Technology Solutions
Holdings, Inc.
h
308,860
1,355 Manhattan Associates, Inc.
h
188,684
159 MaxLinear, Inc.
h
20,357
888 Microchip Technology, Inc. 80,986
8,607 Micron Technology, Inc. 9,934,974
52,371 Microsoft Corporation 19,535,430
1,102 MKS, Inc. 490,170
79 MongoDB, Inc.
h
26,536
489 Monolithic Power Systems, Inc. 675,974
1,985 Motorola Solutions, Inc. 824,351
523 Napco Security Technologies, Inc. 19,863
114 NetApp, Inc. 17,643
18,643 Nokia Oyj ADR 247,579
633 Novanta, Inc.
h
102,698
2,754 Nutanix, Inc.
h
140,344
199,956 NVIDIA Corporation 40,009,196
706 NXP Semiconductors NV 198,407

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  18.2% Value
Information Technology   6.2% - continued
428 Okta, Inc.
h
$ 58,401
436 ON Semiconductor Corporation
h
41,219
1,428 Onto Innovation, Inc.
h
540,427
21,474 Palantir Technologies, Inc.
h
2,505,372
2,601 Pegasystems, Inc. 77,952
461 Plexus Corporation
h
138,609
255 PTC, Inc.
h
28,970
153 Q2 Holdings, Inc.
h
7,359
379 Qnity Electronics, Inc. 61,894
2,685 Qualcomm, Inc. 496,161
2,236 Rambus, Inc.
h
296,807
2,348 Rigetti Computing, Inc.
h
45,363
730 Rogers Corporation
h
119,523
183 Roper Industries, Inc. 61,925
12,062 SailPoint, Inc.
a,h
176,588
4,767 Samsung Electronics Company,
Ltd. 1,057,784
1,236 SanDisk Corporation
h
2,810,330
227 Sanmina Corporation
h
57,449
21,228 ServiceNow, Inc.
h
2,107,516
500 SiTime Corporation
h
372,780
1,044 Skyworks Solutions, Inc.
a
70,783
3,681 Snowflake, Inc.
h
936,814
1,727 Sprout Social, Inc.
h
13,039
1,782 Synopsys, Inc.
h
794,897
1,151 T1 Energy, Inc.
h
10,911
8,311 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,969,084
3,268 TD SYNNEX Corporation 873,667
84 TE Connectivity plc 16,935
143 Teledyne Technologies, Inc.
h
95,367
662 Tenable Holdings, Inc.
h
24,415
558 Teradyne, Inc. 269,983
9,229 Texas Instruments, Inc. 2,750,888
1,150 Trimble, Inc.
h
58,857
1,320 TTM Technologies, Inc.
h
246,866
105 Twilio, Inc.
h
21,665
103 Tyler Technologies, Inc.
h
30,123
1,611 Unity Software, Inc.
h
46,042
506 Varonis Systems, Inc.
h
21,232
191 VeriSign, Inc. 48,048
611 ViaSat, Inc.
h
54,874
2,424 Vontier Corporation 70,296
502 Western Digital Corporation 320,637
458 Workday, Inc.
h
56,068
938 Zebra Technologies Corporation
h
246,938
493 Zoom Communications, Inc.
h
42,551
268 Zscaler, Inc.
h
37,828
Total 193,689,187
Materials   0.4%
1,354 Air Products and Chemicals, Inc. 396,966
282 Albemarle Corporation 38,079
10,852 Alcoa Corporation 565,823
538 Alto Ingredients, Inc.
h
3,067
591 Amcor plc 25,620
3,518 American Vanguard Corporation
h
9,850
2,061 Amrize, Ltd. 109,851
364 AngloGold Ashanti plc 29,444
1,473 AptarGroup, Inc. 184,420
1,680 Ashland, Inc. 110,695
73 Avery Dennison Corporation 11,852
1,803 Avient Corporation 66,639
3,015 Balchem Corporation 509,384
Shares Common Stock  18.2% Value
Materials   0.4% - continued
1,376 Ball Corporation $ 85,862
3,835 Celanese Corporation 176,410
1,343 Century Aluminum Company
h
61,791
3,104 CF Industries Holdings, Inc. 336,039
4,806 Cleveland-Cliffs, Inc.
h
45,128
4,167 Coeur Mining, Inc. 68,005
831 Commercial Metals Company 52,145
524 Compass Minerals International,
Inc.
h
16,312
44,287 Constellium SE
h
1,411,427
904 Corteva, Inc. 76,560
3,165 Crown Holdings, Inc. 353,910
2,289 Dow, Inc. 62,627
874 DuPont de Nemours, Inc. 118,549
1,941 Eastman Chemical Company 130,008
4,832 Ecolab, Inc. 1,346,244
18,084 Ecovyst, Inc.
h
225,146
7,840 Element Solutions, Inc. 374,360
10,963 Freeport-McMoRan, Inc. 689,463
4,234 Graphic Packaging Holding
Company 44,753
1,479 Greif, Inc. 110,171
1,772 Hecla Mining Company 27,342
630 Ingevity Corporation
h
47,042
4,016 International Paper Company 153,010
821 Intrepid Potash, Inc.
h
26,912
13,773 Ivanhoe Mines, Ltd.
h
107,892
726 Kaiser Aluminum Corporation 142,027
5,206 Linde plc 2,701,602
1,695 Louisiana-Pacific Corporation 133,329
1,284 LyondellBasell Industries NV 67,603
4,162 Magnera Corporation
h
48,904
394 Martin Marietta Materials, Inc. 227,220
579 Minerals Technologies, Inc. 42,829
4,407 Mosaic Company 93,384
7,609 Newmont Corporation 710,681
2,104 Nucor Corporation 468,666
956 O-I Glass, Inc.
h
9,206
4,776 Orion SA 31,665
83 Packaging Corporation of America 19,777
3,351 Perimeter Solutions, Inc.
h
119,463
441 PPG Industries, Inc. 53,489
128 Reliance, Inc. 47,821
397 Royal Gold, Inc. 79,245
206 Scotts Miracle-Gro Company 14,031
633 Sensient Technologies Corporation 78,043
416 Smurfit WestRock plc 19,244
1,689 Solstice Advanced Materials, Inc. 149,645
821 Sonoco Products Company 46,263
2,622 SSR Mining, Inc.
h
74,150
1,047 Steel Dynamics, Inc. 240,245
344 Stepan Company 19,168
38 Vulcan Materials Company 11,210
Total 13,857,708
Real Estate   0.5%
1,324 Agree Realty Corporation 100,280
1,792 Alexandria Real Estate Equities,
Inc. 94,707
1,322 Alpine Income Property Trust, Inc. 27,445
4,935 Americold Realty Trust, Inc. 77,578
785 AvalonBay Communities, Inc. 148,122
5,013 Brixmor Property Group, Inc. 158,060
508 Broadstone Net Lease, Inc. 10,500
4,327 CareTrust REIT, Inc. 174,594

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  18.2% Value
Real Estate   0.5% - continued
3,527 CBRE Group, Inc.
h
$ 475,052
2,348 CoStar Group, Inc.
h
66,495
5,902 Cousins Properties, Inc. 176,942
4,437 Crown Castle, Inc. 336,014
1,977 Curbline Properties Corporation 60,101
726 Cushman & Wakefield, Ltd.
h
9,721
771 Digital Realty Trust, Inc. 138,456
4,290 Easterly Government Properties,
Inc. 106,950
9,105 EPR Properties 528,181
738 Equinix, Inc. 769,284
1,365 Equity Lifestyle Properties, Inc. 87,974
47,696 Essential Properties Realty Trust,
Inc. 1,423,726
78 Essex Property Trust, Inc. 22,744
788 Extra Space Storage, Inc. 114,496
340 Federal Realty Investment Trust 41,970
46,173 Fermi, Inc.
a,h
422,945
4,101 First Industrial Realty Trust, Inc. 251,432
1,263 FrontView REIT, Inc. 25,550
1,892 Gaming and Leisure Properties,
Inc. 84,251
4,964 Getty Realty Corporation 165,599
12,459 Healthcare Realty Trust, Inc. 251,298
2,337 Host Hotels & Resorts, Inc. 55,410
3,167 Hudson Pacific Properties, Inc. 48,107
17,279 Industrial Logistics Properties Trust 153,265
6,010 Innovative Industrial Properties,
Inc. 372,500
4,007 InvenTrust Properties Corporation 141,848
4,568 Iron Mountain, Inc. 576,984
5,561 Jones Lang LaSalle, Inc.
h
1,723,632
928 Kimco Realty Corporation 23,525
62 Lamar Advertising Company 9,671
626 Macerich Company 15,769
25,453 Medical Properties Trust, Inc. 117,593
23,216 Millrose Properties, Inc. 697,641
118 National Health Investors, Inc. 8,999
1,156 NET Lease Office Properties 12,866
13,798 NetSTREIT Corporation 291,552
487 NNN REIT, Inc. 22,660
210 Omega Healthcare Investors, Inc. 10,013
4,027 Outfront Media, Inc. 131,924
6,341 Park Hotels & Resorts, Inc. 90,359
1,968 Piedmont Realty Trust, Inc.
h
18,007
934 Postal Realty Trust, Inc. 23,014
3,243 Rayonier, Inc. REIT 69,011
549 Realty Income Corporation 34,016
362 Regency Centers Corporation 28,866
6,470 RLJ Lodging Trust 76,669
168 Ryman Hospitality Properties 21,596
20,872 Sabra Health Care REIT, Inc. 407,213
8,110 Safehold, Inc. 127,327
325 SBA Communications Corporation 57,349
12,672 Service Properties Trust 21,416
475 Simon Property Group, Inc. 106,234
2,596 STAG Industrial, Inc. 98,804
40,434 Tanger, Inc. 1,595,930
4,667 Terreno Realty Corporation 302,282
795 Ventas, Inc. 70,596
4,115 VICI Properties, Inc. 109,253
377 WP Carey, Inc. 26,955
2,683 Xenia Hotels & Resorts, Inc. 54,626
Shares Common Stock  18.2% Value
Real Estate   0.5% - continued
1,662 Zillow Group, Inc., Class C
h
$ 52,386
Total 14,156,335
Utilities   0.4%
1,592 Alliant Energy Corporation 121,454
2,292 American States Water Company 189,388
123 American Water Works Company,
Inc. 16,184
1,025 Artesian Resources Corporation 34,840
3,611 Avista Corporation 147,726
1,304 Black Hills Corporation 97,018
1,195 California Water Service Group 58,137
2,733 CenterPoint Energy, Inc. 120,361
4,520 Clearway Energy, Inc., Class C 154,494
416 Consolidated Edison, Inc. 46,022
5,929 Constellation Energy Corporation 1,472,586
96 DTE Energy Company 14,627
3,303 Duke Energy Corporation 418,094
31,569 Edison International 2,350,312
4,479 Entergy Corporation 514,458
2,512 Evergy, Inc. 217,112
3,891 Eversource Energy 281,202
2,692 Exelon Corporation 125,501
1,724 FirstEnergy Corporation 81,959
775 H2O America
a
47,097
1,833 National Fuel Gas Company 141,526
2,947 New Jersey Resources
Corporation 165,150
2,487 NiSource, Inc. 118,257
390 OGE Energy Corporation 18,977
833 Otter Tail Corporation 74,953
39,160 PG&E Corporation 658,671
2,340 Pinnacle West Capital Corporation 250,380
28,190 Portland General Electric
Company 1,461,088
532 PPL Corporation 19,338
535 Public Service Enterprise Group,
Inc. 43,421
1,253 Spire, Inc. 97,847
53,976 UGI Corporation 1,864,331
2,134 Unitil Corporation 112,440
3,600 Vistra Energy Corporation 571,068
134 Xcel Energy, Inc. 10,760
Total 12,116,779
Total Common Stock
(cost $345,549,478) 567,909,094
Shares
i
Private Equity Funds 1.6% Value
Secondary  1.6%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,h,j
3,431,102
__ ASF IX, LP
*,h,j
10,060,599
__ ASF VIII Sidecar (Cayman), LP
*,h,j
889,651
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,h,j
12,162,528
__ LCP X (Offshore), LP
*,h,j
18,226,824

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
i
Private Equity Funds 1.6% Value
Secondary  1.6% - continued
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,h,j
$ 5,741,556
Total 50,512,260
Total Private Equity Funds
(cost $35,627,171) 50,512,260
Shares
Collateral Held for Securities
Loaned 0.1% Value
4,272,300 Thrivent Cash Management Trust 4,272,300
Total Collateral Held for
Securities Loaned
(cost $4,272,300) 4,272,300
Shares or
Principal
Amount Short-Term Investments 10.3% Value
Federal Home Loan Bank Discount
Notes
600,000 3.604%, 7/15/2026
k,l
599,098
500,000 3.620%, 7/17/2026
k,l
499,148
800,000 3.620%, 7/24/2026
k,l
798,075
300,000 3.590%, 7/31/2026
k,l
299,067
600,000 3.590%, 8/7/2026
k,l
597,682
100,000 3.600%, 8/14/2026
k,l
99,542
5,800,000 3.614%, 8/21/2026
k,l
5,769,337
3,200,000 3.620%, 8/26/2026
k,l
3,181,456
800,000 3.634%, 8/28/2026
k,l
795,201
7,200,000 3.629%, 9/4/2026
k,l
7,151,358
500,000 3.651%, 9/11/2026
k,l
496,264
100,000 3.700%, 9/18/2026
k,l
99,181
100,000 3.710%, 9/23/2026
k,l
99,130
Federal Home Loan Mortgage
Corporation Discount Notes
5,700,000 3.600%, 7/20/2026
k,l
5,688,568
State Street Institutional U.S.
Government Money Market
Fund
130,713,346 3.585%
k
130,713,346
Thrivent Core Short-Term Reserve
Fund
16,272,451 3.960% 162,724,513
U.S. Treasury Bills
600,000 3.620%, 7/2/2026
k,m
599,940
400,000 3.645%, 9/15/2026
k,m
396,920
Total Short-Term Investments
(cost $320,550,310) 320,607,826
Total Investments (cost
$2,685,030,458) 100.8% $3,149,065,075
Other Assets and Liabilities, Net
(0.8%) (25,605,998)
Total Net Assets 100.0% $3,123,459,077
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $82,551,361 or 2.6% of
total net assets.
c Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Non-income producing security.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of June 30,
2026 was $50,512,260 or 1.62% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 30,
2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 2,632,630
ASF IX, LP  3/18/2024 8,027,655
ASF VIII Sidecar (Cayman), LP  6/28/2024 720,671
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 9,024,000
LCP X (Offshore), LP  10/25/2023 10,942,309
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 4,279,906

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Moderately Conservative
Allocation Portfolio as of June 30, 2026:
Securities Lending Transactions
Common Stock $ 4,250,825
Total lending $4,250,825
Gross amount payable upon return of
collateral for securities loaned $4,272,300
Net amounts due to counterparty $21,475
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 526,585,374
Gross unrealized depreciation (90,305,116)
Net unrealized appreciation (depreciation) $ 436,280,258
Cost for federal income tax purposes $ 2,712,569,957

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,285,854,200 1,285,854,200 – –
U.S. Unaffiliated 12,184,728 12,184,728 – –
Long-Term Fixed Income
Asset-Backed Securities 21,235,216 – 21,235,216 –
Collateralized Mortgage Obligations 89,707,466 – 89,707,466 –
Commercial Mortgage-Backed Securities 15,502,523 – 15,502,523 –
Financials 78,168 – 78,168 –
Mortgage-Backed Securities 301,137,498 – 301,137,498 –
U.S. Government & Agencies 341,595,537 – 341,595,537 –
Common Stock
Communications Services 54,752,514 54,604,799 147,715 –
Consumer Discretionary 67,032,672 67,032,672 – –
Consumer Staples 13,648,729 13,648,729 – –
Energy 15,010,275 15,010,275 – –
Financials 61,938,478 61,938,478 – –
Health Care 47,832,203 47,832,203 – –
Industrials 73,874,214 73,760,222 113,992 –
Information Technology 193,689,187 192,631,403 1,057,784 –
Materials 13,857,708 13,749,816 107,892 –
Real Estate 14,156,335 14,156,335 – –
Utilities 12,116,779 12,116,779 – –
Private Equity Funds
Secondary 50,512,260 – – 50,512,260
Short-Term Investments 157,883,313 130,713,346 27,169,967 –
Subtotal Investments in Securities $2,843,600,003 $1,995,233,985 $797,853,758 $50,512,260
Other Investments  * Total
Affiliated Short-Term Investments 162,724,513
U.S. Affiliated Registered Investment Cos. 138,468,259
Collateral Held for Securities Loaned 4,272,300
Subtotal Other Investments $305,465,072
Total Investments at Value $3,149,065,075
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,702,823 3,702,823 – –
Credit Default Swaps 462,774 – 462,774 –
Total Asset Derivatives $4,165,597 $3,702,823 $462,774 $–
Liability Derivatives
Futures Contracts 4,380,457 2,958,310 1,422,147 –
Total Liability Derivatives $4,380,457 $2,958,310 $1,422,147 $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2025
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
06/30/2026
Private Equity Funds
 Secondary $43,463,547 $-  $4,628,800 $4,791,210 $(2,371,297) $- $-  $50,512,260
Total  $43,463,547 $-   $4,628,800 $4,791,210 $(2,371,297)  $- $- $50,512,260
 Investments in Securities
Ending
 Value
06/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $50,512,260
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $50,512,260
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $26,303,107 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 162 September 2026 $ 17,659,714 $ 142,568
CBOT 2-Yr. U.S. Treasury Note 119 September 2026 24,531,045 (1,241)
CBOT 5-Yr. U.S. Treasury Note 751 September 2026 80,115,478 276,728
CBOT U.S. Long Bond 62 September 2026 6,863,285 173,715
CME E-mini Russell 2000 Index 7 September 2026 1,038,520 27,440
CME E-mini S&P 500 Index 639 September 2026 238,444,156 2,722,432
CME E-mini S&P Mid-Cap 400 Index 1 September 2026 383,500 5,000
CME Ultra Long Term U.S. Treasury Bond 29 September 2026 3,270,718 97,813
ICE mini MSCI EAFE Index 663 September 2026 104,082,782 183,913
Ultra 10-Yr. U.S. Treasury Note 51 September 2026 5,662,693 73,214
Total Futures Long Contracts $ 482,051,891 $ 3,701,582
CME E-mini Russell 2000 Index (459) September 2026 ( $ 67,519,673) ( $ 2,376,847)
CME E-mini S&P Mid-Cap 400 Index (44) September 2026 (16,717,836) (376,164)
Eurex Euro STOXX 50 Index (638) September 2026 (44,991,770) (1,422,147)
ICE US mini MSCI Emerging Markets Index (169) September 2026 (14,645,127) (204,058)
Total Futures Short Contracts ( $ 143,874,406) ($4,379,216)
Total Futures Contracts $ 338,177,485 ($677,634)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Portfolio's credit default swap contracts held as of June 30, 2026. Investments totaling $996,860 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 11,167,200) $ – $ 462,774 $ 462,774
Total Credit Default Swaps $– $462,774 $462,774
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Moderately Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,938,785
Total Equity Contracts 2,938,785
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 764,038
Total Interest Rate Contracts 764,038
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 462,774
Total Credit Contracts 462,774
Total Asset Derivatives $4,165,597
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,379,216
Total Equity Contracts 4,379,216
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,241
Total Interest Rate Contracts 1,241
Total Liability Derivatives $4,380,457
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts ($1,276,082)
Total Return Swaps Net realized gains/(losses) on Swap agreements 26,321
Total Equity Contracts
(1,249,761)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (276,797)
Total Foreign Exchange Contracts (276,797)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (5,293,597)
Total Interest Rate Contracts
(5,293,597)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (244,936)
Total Credit Contracts
(244,936)
Total ($7,065,091)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts ($842,451)
Total Equity Contracts (842,451)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,705,469
Total Interest Rate Contracts 1,705,469
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 437,024
Total Credit Contracts 437,024
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 315,118
Total Foreign Exchange Contracts 315,118
Total $1,615,160
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended June
30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $310,078,552
Futures - Short (172,371,931)
Total Return Swaps - Long 6,421,180
Interest Rate Contracts
Futures - Long 212,012,790
Foreign Exchange Contracts
Futures - Long 53,260,108
Futures - Short (210,706)
Credit Contracts
Credit Default Swaps - Sell Protection 818,963

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 94,054 $ 2,490 $ 11,980 $ 85,252 9,557 2.7%
Core Emerging Markets Equity 41,086 – – 53,217 3,427 1.7
Core High Yield Bond – 123,121 5,280 116,883 5,891 3.7
Core Investment Grade Corporate Bond – 214,040 11,400 199,059 10,125 6.4
Global Stock 20,066 1,796 – 22,289 1,346 0.7
High Yield 69,106 2,173 3,900 66,613 15,778 2.1
Income 184,609 4,115 17,800 168,405 18,933 5.4
International Equity 110,967 7,918 16,000 110,974 8,479 3.5
International Index 30,236 808 – 33,242 1,807 1.1
International Large Cap ETF
1
39,891 3,000 – 45,221 1,784 1.5
International Small Cap ETF – 1,475 – 1,445 63 0.1
Large Cap Value 350,008 12,631 41,000 350,831 13,145 11.2
Mid Cap Stock 51,309 6,443 16,000 44,611 2,133 1.4
Mid Cap Value ETF 4,848 – – 5,772 321 0.2
Short-Term Bond 106,465 2,137 14,530 93,053 9,464 3.0
Small Cap Stock 23,988 597 9,000 19,787 893 0.6
Small Cap Value ETF 6,234 – – 7,668 235 0.3
Total Affiliated Registered Investment
Companies 1,132,867 1,424,322 45.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 283,730 184,060 305,060 162,725 16,272 5.2
Total Affiliated Short-Term Investments 283,730 162,725 5.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,230 86,179 89,137 4,272 4,272 0.1
Total Collateral Held for Securities Loaned 7,230 4,272 0.1
Total Value $1,423,827 $1,591,319
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(1,191) $1,879 $ – $2,489
Core Emerging Markets Equity – 12,131 – –
Core High Yield Bond Fund (40) (918) – 2,547
Core Investment Grade Corporate Bond Fund (196) (3,385) – 3,272
Global Stock – 427 1,439 358
High Yield (384) (382) – 2,173
Income (1,862) (657) – 4,127
International Equity 5,482 2,607 5,016 2,902
International Index – 2,198 – 808
International Large Cap ETF
1
– 2,330 2,054 947
International Small Cap ETF – (30) – –
Large Cap Value 6,424 22,768 8,484 4,147
Mid Cap Stock 3,330 (471) 6,054 389
Mid Cap Value ETF – 924 – –
Short-Term Bond 245 (1,264) – 2,138
Small Cap Stock 2,780 1,422 430 167
Small Cap Value ETF – 1,434 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% (5) – – 4,528
Total Income/Non Cash Income from Affiliated
Investments $30,992
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $14,583 $41,013 $23,477
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

Money Market Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 0.2%
a
Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 10,000 3.533%  $ 10,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
10,000 3.557%  10,000
State Street Institutional U.S.
Government Money Market Fund
960,372 3.585%  960,372
Total 980,372
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 39.2%
a
Value
Federal Agricultural Mortgage
Corporation
2,300,000
3.675% (SOFRRATE +
0.055%), 7/1/2026
b
2,300,000
1,200,000
3.690% (SOFRRATE +
0.070%), 7/2/2026
b
1,200,000
2,400,000
3.720% (SOFRRATE +
0.100%), 8/14/2026
b
2,400,015
2,750,000
3.650% (SOFRRATE +
0.030%), 9/4/2026
b
2,750,000
1,200,000
3.720% (SOFRRATE +
0.100%), 12/10/2026
b
1,200,000
2,750,000
3.765% (SOFRRATE +
0.145%), 1/22/2027
b
2,750,000
3,000,000
3.710% (SOFRRATE +
0.090%), 2/16/2027
b
3,000,000
1,100,000
3.695% (SOFRRATE +
0.075%), 4/22/2027
b
1,100,000
1,180,000
3.740% (SOFRRATE +
0.120%), 5/12/2027
b
1,180,000
1,500,000
3.780% (SOFRRATE +
0.160%), 8/18/2027
b
1,500,000
1,250,000
3.750% (SOFRRATE +
0.130%), 2/10/2028
b
1,250,000
Federal Farm Credit Bank
1,400,000
3.740% (SOFRRATE +
0.120%), 7/10/2026
b
1,400,000
2,550,000 4.625% , 7/10/2026 2,550,546
1,350,000
3.695% (FEDL 1M + 0.065%),
7/15/2026
b
1,350,000
1,000,000
3.705% (FEDL 1M + 0.075%),
8/11/2026
b
1,000,000
600,000
3.690% (SOFRRATE +
0.070%), 8/12/2026
b
600,000
1,500,000
3.645% (SOFRRATE +
0.025%), 8/14/2026
b
1,500,000
500,000
3.680% (SOFRRATE +
0.060%), 9/4/2026
b
500,000
600,000
3.680% (SOFRRATE +
0.060%), 9/4/2026
b
600,000
1,250,000
3.700% (FCPR DLY +
-3.050%), 9/4/2026
b
1,250,000
1,150,000
3.640% (SOFRRATE +
0.020%), 9/10/2026
b
1,150,000
650,000
3.685% (SOFRRATE +
0.065%), 9/18/2026
b
650,000
700,000
3.745% (SOFRRATE +
0.125%), 9/21/2026
b
700,101
1,200,000
3.680% (SOFRRATE +
0.060%), 9/22/2026
b
1,200,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  39.2%
a
Value
$ 600,000
3.690% (SOFRRATE +
0.070%), 10/13/2026
b
$ 600,000
2,400,000
3.690% (SOFRRATE +
0.070%), 10/21/2026
b
2,400,000
650,000
3.755% (SOFRRATE +
0.135%), 10/21/2026
b
650,000
1,800,000
3.650% (FCPR DLY +
-3.100%), 11/24/2026
b
1,798,518
1,000,000
3.685% (SOFRRATE +
0.065%), 11/27/2026
b
1,000,000
1,500,000
3.645% (SOFRRATE +
0.025%), 12/1/2026
b
1,500,000
1,800,000
3.700% (SOFRRATE +
0.080%), 12/2/2026
b
1,800,000
1,400,000
3.760% (SOFRRATE +
0.140%), 12/2/2026
b
1,400,000
1,100,000
3.695% (SOFRRATE +
0.075%), 12/8/2026
b
1,100,000
1,700,000
3.670% (FCPR DLY +
-3.080%), 12/18/2026
b
1,699,670
1,300,000
3.700% (SOFRRATE +
0.080%), 12/22/2026
b
1,300,000
1,400,000
3.710% (SOFRRATE +
0.090%), 1/12/2027
b
1,400,000
750,000
3.765% (SOFRRATE +
0.145%), 1/21/2027
b
750,000
1,800,000
3.705% (SOFRRATE +
0.085%), 1/27/2027
b
1,800,000
1,200,000
3.660% (SOFRRATE +
0.040%), 2/16/2027
b
1,200,000
1,700,000
3.715% (SOFRRATE +
0.095%), 3/5/2027
b
1,700,000
1,500,000
3.720% (SOFRRATE +
0.100%), 4/6/2027
b
1,500,000
1,100,000
3.740% (SOFRRATE +
0.120%), 5/28/2027
b
1,100,000
800,000
3.735% (SOFRRATE +
0.115%), 6/7/2027
b
800,000
1,350,000
3.775% (FEDL 1M + 0.145%),
6/23/2027
b
1,350,000
600,000
3.685% (SOFRRATE +
0.065%), 7/9/2027
b
600,000
1,400,000
3.675% (SOFRRATE +
0.055%), 7/13/2027
b
1,399,584
1,400,000
3.740% (SOFRRATE +
0.120%), 7/27/2027
b
1,400,000
500,000
3.730% (SOFRRATE +
0.110%), 8/5/2027
b
500,000
1,200,000
3.735% (SOFRRATE +
0.115%), 8/27/2027
b
1,200,000
2,000,000
3.790% (FEDL 1M + 0.160%),
9/10/2027
b
2,000,000
600,000
3.820% (FEDL 1M + 0.190%),
9/29/2027
b
600,000
1,200,000
3.770% (FCPR DLY +
-2.980%), 10/14/2027
b
1,199,863
600,000
3.745% (SOFRRATE +
0.125%), 11/3/2027
b
600,000
1,480,000
3.690% (SOFRRATE +
0.070%), 12/13/2027
b
1,480,000
1,500,000
3.705% (SOFRRATE +
0.085%), 1/3/2028
b
1,499,330
Federal Home Loan Bank
1,300,000
3.655% (SOFRRATE +
0.035%), 7/1/2026
b
1,300,000

Money Market Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  39.2%
a
Value
$ 1,650,000
3.620% (SOFRRATE FLAT),
7/6/2026
b
$ 1,650,000
2,250,000
3.625% (SOFRRATE +
0.005%), 7/6/2026
b
2,250,000
2,880,000
3.620% (SOFRRATE FLAT),
7/10/2026
b
2,880,000
1,100,000 1.100% , 7/13/2026 1,099,075
1,000,000
3.735% (SOFRRATE +
0.115%), 7/16/2026
b
1,000,000
4,400,000
3.625% (SOFRRATE +
0.005%), 7/17/2026
b
4,400,000
1,350,000
3.670% (SOFRRATE +
0.050%), 7/20/2026
b
1,350,000
2,900,000
3.625% (SOFRRATE +
0.005%), 7/23/2026
b
2,900,000
450,000 1.010% , 7/28/2026 449,102
2,750,000
3.630% (SOFRRATE +
0.010%), 7/28/2026
b
2,750,000
8,650,000
3.625% (SOFRRATE +
0.005%), 8/3/2026
b
8,649,957
1,300,000
3.685% (SOFRRATE +
0.065%), 8/10/2026
b
1,300,000
200,000
3.660% (SOFRRATE +
0.040%), 9/25/2026
b
199,997
750,000
3.705% (SOFRRATE +
0.085%), 11/6/2026
b
750,000
2,700,000
3.645% (SOFRRATE +
0.025%), 11/12/2026
b
2,700,000
2,730,000
3.650% (SOFRRATE +
0.030%), 12/22/2026
b
2,730,000
2,000,000
3.650% (SOFRRATE +
0.030%), 12/30/2026
b
2,000,000
1,100,000
3.660% (SOFRRATE +
0.040%), 1/19/2027
b
1,100,000
500,000
3.680% (SOFRRATE +
0.060%), 1/29/2027
b
500,000
2,725,000
3.660% (SOFRRATE +
0.040%), 2/2/2027
b
2,725,000
1,500,000
3.715% (SOFRRATE +
0.095%), 2/25/2027
b
1,500,000
1,250,000
3.720% (SOFRRATE +
0.100%), 7/2/2027
b
1,250,000
2,760,000
3.750% (SOFRRATE +
0.130%), 12/8/2027
b
2,760,000
700,000
3.710% (SOFRRATE +
0.090%), 6/12/2028
b
700,000
Federal Home Loan Mortgage
Corporation
1,200,000
3.715% (SOFRRATE +
0.095%), 5/5/2027
b
1,200,000
2,400,000
3.735% (SOFRRATE +
0.115%), 5/5/2027
b
2,399,974
1,300,000
3.715% (SOFRRATE +
0.095%), 6/16/2027
b
1,299,725
1,000,000
3.760% (SOFRRATE +
0.140%), 9/22/2027
b
1,000,000
Federal National Mortgage
Association
450,000
3.760% (SOFRRATE +
0.140%), 11/20/2026
b
450,166
3,800,000
3.760% (SOFRRATE +
0.140%), 12/11/2026
b
3,800,923
810,000
3.880% (SOFRRATE +
0.260%), 11/5/2027
b
811,592
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  39.2%
a
Value
$ 1,650,000
3.705% (SOFRRATE +
0.085%), 4/6/2028
b
$ 1,649,968
U.S. International Development
Finance Corporation
876,924
3.789% (T-BILL 3M FLAT),
7/7/2026
b
876,924
981,503
3.820% (T-BILL 3M FLAT),
7/7/2026
b
981,503
194,667
3.820% (T-BILL 3M FLAT),
7/7/2026
b
194,667
2,020,969
3.820% (T-BILL 3M FLAT),
7/7/2026
b
2,020,969
537,736
3.830% (T-BILL 3M FLAT),
7/7/2026
b
537,736
806,605
3.830% (T-BILL 3M FLAT),
7/7/2026
b
806,605
106,154
3.860% (T-BILL 3M FLAT),
7/7/2026
b
106,154
2,500,175
3.860% (T-BILL 3M FLAT),
7/7/2026
b
2,500,175
80,770
3.860% (T-BILL 3M FLAT),
7/7/2026
b
80,770
543,474
3.860% (T-BILL 3M FLAT),
7/7/2026
b
543,473
1,006,109
3.860% (T-BILL 3M FLAT),
7/7/2026
b
1,006,109
1,042,600
3.860% (T-BILL 3M FLAT),
7/7/2026
b
1,042,600
1,407,510
3.860% (T-BILL 3M FLAT),
7/7/2026
b
1,407,510
93,750
3.860% (T-BILL 3M FLAT),
7/7/2026
b
93,750
81,500
3.860% (T-BILL 3M FLAT),
7/7/2026
b
81,500
975,000
3.860% (T-BILL 3M FLAT),
7/7/2026
b
975,000
350,000 3.900% , 7/17/2026 356,096
400,000 4.220% , 7/17/2026 416,280
1,700,000 4.220% , 7/17/2026 1,769,189
950,000 4.091% , 8/16/2026 983,576
815,000 3.860% , 1/17/2027 828,799
660,000 3.860% , 1/17/2027 671,175
2,125,000 3.900% , 1/24/2027 2,159,978
350,000 3.880% , 4/23/2027 352,512
Total 158,706,156
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 15.8%
a
Value
Federal Farm Credit Bank
975,000 3.600% , 7/8/2026 974,317
4,175,000 3.624% , 7/17/2026 4,168,276
1,050,000 3.640% , 8/24/2026 1,044,267
Federal Home Loan Bank
100,000 3.640% , 7/1/2026 100,000
4,847,000 3.640% , 7/6/2026 4,844,549
7,220,000 3.627% , 7/8/2026 7,214,908
200,000 3.640% , 7/9/2026 199,838
7,399,000 3.636% , 7/10/2026 7,392,275
140,000 3.640% , 7/15/2026 139,802
6,040,000 3.595% , 7/17/2026 6,030,350
2,650,000 3.640% , 7/22/2026 2,644,373
1,350,000 3.648% , 7/24/2026 1,346,854
3,580,000 3.639% , 7/29/2026 3,569,867

Money Market Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes)  15.8%
a
Value
$ 739,000 3.632% , 7/31/2026 $ 736,763
6,570,000 3.638% , 8/7/2026 6,545,433
2,050,000 3.670% , 8/14/2026 2,040,805
3,008,000 3.678% , 8/21/2026 2,992,329
350,000 3.630% , 9/2/2026 347,777
3,300,000 3.640% , 10/6/2026 3,267,634
2,750,000 3.610% , 12/7/2026 2,706,154
825,000 3.615% , 1/21/2027 808,100
1,650,000 3.600% , 1/29/2027 1,615,020
2,750,000 3.605% , 2/19/2027 2,685,836
Federal Home Loan Mortgage
Corporation
350,000 3.640% , 7/1/2026 350,000
180,000 3.625% , 7/23/2026 179,601
200,000 3.670% , 8/3/2026 199,327
Federal National Mortgage
Association
200,000 3.635% , 7/8/2026 199,859
135,000 3.630% , 7/15/2026 134,809
Total 64,479,123
Principal
Amount U.S. Treasury Debt 39.0%
a
Value
U.S. Treasury Bills
11,000,000 3.602% , 7/2/2026 10,998,899
13,650,000 3.602% , 7/7/2026 13,641,806
12,615,000 3.613% , 7/9/2026 12,604,871
7,800,000 3.606% , 7/14/2026 7,789,842
15,400,000 3.616% , 7/16/2026 15,376,796
3,800,000 3.591% , 7/21/2026 3,792,419
2,200,000 3.601% , 7/23/2026 2,195,159
6,000,000 3.623% , 7/28/2026 5,983,696
2,750,000 3.614% , 8/4/2026 2,740,613
1,300,000 3.636% , 8/6/2026 1,295,273
4,270,000 3.654% , 8/13/2026
c
4,251,799
2,750,000 3.605% , 8/18/2026 2,736,780
6,450,000 3.639% , 8/25/2026 6,414,143
5,250,000 3.633% , 9/10/2026 5,212,388
4,400,000 3.565% , 9/17/2026 4,366,014
2,700,000 3.648% , 9/22/2026 2,677,291
2,750,000 3.632% , 9/29/2026 2,725,030
3,220,000 3.722% , 10/1/2026 3,189,376
2,700,000 3.659% , 10/6/2026 2,673,381
2,750,000 3.610% , 10/8/2026 2,722,699
2,700,000 3.705% , 10/20/2026 2,669,156
2,750,000 3.656% , 12/3/2026 2,706,717
2,750,000 3.683% , 12/10/2026 2,704,429
U.S. Treasury Notes
6,100,000 4.375% , 7/31/2026 6,103,337
4,800,000 4.625% , 10/15/2026 4,811,536
5,000,000 4.125% , 10/31/2026 5,006,794
2,750,000 4.000% , 1/15/2027 2,752,356
4,425,000 4.125% , 1/31/2027 4,435,839
1,650,000 0.500% , 4/30/2027 1,604,358
3,300,000 2.750% , 4/30/2027 3,270,768
7,125,000 3.750% , 4/30/2027 7,120,461
Total 156,574,026
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 7.3%
a
Value
RBC Dominion Securities
$ 29,650,000 3.620% , 7/1/2026
d
$ 29,650,000
Total 29,650,000
Total Investments (at amortized
cost) 101.5% $410,389,677
Other Assets and Liabilities,
Net (1.5)% (5,948,508)
Total Net Assets 100.0% $404,441,169
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated June 30, 2026, $29,652,981
maturing July 1, 2026, collateralized by $30,246,062
U.S. Treasuries (including strips), 0.750%-4.000%, due
September 30, 2028 - August 15, 2048.
Reference Rate Index:
FCPR DLY - Federal Reserve Bank Prime Loan Daily Rate
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Cost for federal income tax purposes $ 410,389,677

Money Market Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 980,372 980,372 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 158,706,156 – 158,706,156 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 64,479,123 – 64,479,123 –
U.S. Treasury Debt 156,574,026 – 156,574,026 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 29,650,000 – 29,650,000 –
Total Investments at Amortized Cost $410,389,677 $980,372 $409,409,305 $–

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 50.5% Value
Asset-Backed Securities 9.6%
522 Funding CLO, Ltd.
$ 250,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 249,403
AGL CLO, Ltd.
325,000
5.640%,  (TSFR3M +
2.000%), 4/20/2037, Ser.
2020-9A, Class CR2
a,b
326,011
Anchorage Capital CLO 20, Ltd.
500,000
6.875%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
500,096
Anchorage Capital CLO 21, Ltd.
400,000
5.575%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
400,000
Annisa CLO, Ltd.
68,456
5.175%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
68,455
Avis Budget Rental Car Funding
AESOP, LLC
250,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
244,472
Balboa Bay Loan Funding, Ltd.
250,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
249,999
200,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
199,551
Battalion CLO XI, Ltd.
250,000
5.617%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
246,530
Battalion CLO XIV, Ltd.
250,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
249,539
Battalion CLO XXI, Ltd.
300,000
5.673%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
300,018
Business Jet Securities, LLC
183,465
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
183,517
Capital Four US CLO V, Ltd.
325,000
5.630%,  (TSFR3M +
1.900%), 7/15/2037, Ser.
2026-5A, Class C
a,b,c
325,000
College Avenue Student Loans,
LLC
37,595
5.413%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
*,b
37,976
Columbia Cent CLO 33, Ltd.
275,000
5.568%,  (TSFR3M +
1.950%), 4/20/2037, Ser.
2024-33A, Class CR
a,b
275,165
Principal
Amount Long-Term Fixed Income  50.5% Value
Asset-Backed Securities 9.6% - continued
Dryden 72 CLO, Ltd.
$ 200,000
5.301%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
$ 200,119
Education Funding Trust
117,114
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
111,737
FirstLight Issuer, LLC
400,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
a,c
401,580
Hertz Vehicle Financing III, LLC
650,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
657,056
275,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
275,053
250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
243,961
HOMES Trust
362,012
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,d
359,557
157,228
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,d
155,227
Hotwire Funding, LLC
300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
302,797
HPS Loan Management, Ltd.
250,000
5.439%,  (TSFR3M +
1.800%), 4/15/2037, Ser.
2024-19A, Class CR
a,b
250,353
Kennedy Lewis CLO 3, Ltd.
200,000
5.075%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
199,298
KKR Static CLO I, Ltd.
500,000
5.125%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
499,723
LCM 41, Ltd.
550,000
7.273%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
527,553
LEDN Issuer Trust
150,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
149,266
Lightpath Fiber Issuer, LLC
325,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
324,550
Marathon CLO, Ltd.
150,000
5.223%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
150,010
MetroNet Infrastructure Issuer, LLC
250,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
250,674
125,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
124,456
Neuberger Berman Loan Advisers
CLO 39, Ltd.
325,000
5.436%,  (TSFR3M +
1.800%), 4/20/2038, Ser.
2020-39A, Class CR2
a,b
325,439

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Asset-Backed Securities 9.6% - continued
Octagon Investment Partners 50,
Ltd.
$ 400,000
5.673%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
$ 399,254
Pagaya AI Debt Grantor Trust
49,873
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
49,923
108,642
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
108,821
400,000
5.241%,  12/15/2033, Ser.
2026-3, Class A2
a
399,715
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
57,560
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
57,594
Palmer Square Loan Funding, Ltd.
300,000
5.523%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
298,298
250,000
5.173%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,706
275,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
272,787
300,000
5.394%,  (TSFR3M +
1.700%), 7/15/2034, Ser.
2026-1A, Class B
a,b
300,449
Park Blue CLO, Ltd.
150,000
5.855%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
150,242
PPM CLO 3, Ltd.
400,000
5.730%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
400,158
RFS Asset Securitization V, LLC
150,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
150,114
Rockford Tower CLO, Ltd.
325,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
325,159
Sculptor CLO XXVIII, Ltd.
250,000
5.625%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
250,061
Signal Peak CLO 1, Ltd.
350,000
5.630%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
349,427
375,000
7.180%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
364,334
Sixth Street CLO XI, Ltd.
300,000
5.504%,  (TSFR3M +
1.850%), 4/25/2037, Ser.
2018-11A, Class CR2
a,b
301,470
Sunnova Hestia II Issuer, LLC
242,496
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,e
233,035
Principal
Amount Long-Term Fixed Income  50.5% Value
Asset-Backed Securities 9.6% - continued
Symphony CLO XX, Ltd.
$ 250,000
6.680%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
$ 250,671
TCW CLO, Ltd.
700,000
5.467%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
700,174
VERDE CLO, Ltd.
400,000
6.873%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
401,074
Zayo Issuer, LLC
250,000
5.546%,  4/20/2056, Ser.
2026-1A, Class A2
a
250,142
300,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
297,105
Total 15,923,854
Basic Materials <0.1%
FMC Corporation
27,000 8.450%,  11/1/2055
b
19,664
Peabody Energy Corporation,
Convertible
8,000 0.500%,  6/1/2031
a
7,356
Total 27,020
Capital Goods 0.3%
Array Technologies, Inc.,
Convertible
23,000 1.000%,  12/1/2028 21,316
4,000 2.875%,  7/1/2031
a
4,984
26,000 2.875%,  7/1/2031
a
32,393
BWX Technologies, Inc.,
Convertible
110,000 Zero Coupon,  11/1/2030
a
112,640
Fluor Corporation, Convertible
60,000 1.125%,  8/15/2029 79,380
Granite Construction, Inc.,
Convertible
39,000 3.250%,  6/15/2030 81,588
Greenbrier Companies, Inc.,
Convertible
39,000 2.875%,  4/15/2028 44,515
JBT Marel Corporation,
Convertible
59,000 0.375%,  9/15/2030
a
59,617
Mirion Technologies, Inc.,
Convertible
32,000 0.250%,  6/1/2030
a
34,064
29,000 Zero Coupon,  10/1/2031
a
27,295
Patrick Industries, Inc., Convertible
31,000 1.750%,  12/1/2028 45,798
Total 543,590
Collateralized Mortgage Obligations 16.5%
A&D Mortgage Trust
142,737
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
143,457
157,093
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
157,871

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Collateralized Mortgage Obligations 16.5% -
continued
ACRA Trust
$ 225,000
5.573%,  6/25/2066, Ser.
2026-NQM1, Class A1
a,b
$ 224,911
266,993
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
266,975
Archwest Mortgage Trust
275,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,d
273,620
175,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,d
174,634
Arroyo Mortgage Trust
500,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
a
472,663
Banc of America Alternative Loan
Trust
69,464
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 62,386
Banc of America Mortgage
Securities Trust
56,416
5.591%,  9/25/2035, Ser.
2005-H, Class 3A1
b
54,068
Bear Stearns ARM Trust
69,134
5.126%,  1/25/2034, Ser.
2003-8, Class 5A
b
66,459
15,306
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
14,793
Bellemeade Re, Ltd.
275,000
6.128%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
276,106
BRAVO Residential Funding Trust
190,298
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,d
188,233
Builder Circle Mortgage Trust
350,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a
351,750
CFST Mortgage Trust
300,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
301,012
Chase Home Lending Mortgage
Trust
225,000
5.500%,  4/25/2057, Ser.
2026-6, Class A5
a,b
221,342
ChaseFlex Trust
143,790
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 92,156
CHNGE Mortgage Trust
171,700
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
167,553
71,062
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
70,837
341,050
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
339,973
Citigroup Mortgage Loan Trust,
Inc.
139,955
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 138,238
223,341
4.923%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
202,157
Principal
Amount Long-Term Fixed Income  50.5% Value
Collateralized Mortgage Obligations 16.5% -
continued
CLIP Trust
$ 220,132
5.221%,  5/25/2071, Ser.
2026-NQM1, Class A1
a,b
$ 218,847
COLT Mortgage Loan Trust
175,000
5.924%,  9/25/2069, Ser.
2024-INV3, Class M1
a,b
174,405
Countrywide Alternative Loan Trust
59,173
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 48,204
93,270
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 72,381
38,266
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 25,930
24,204
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 18,891
Credit Suisse Mortgage Trust
390,000
5.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
a,b
374,157
CSMC Trust
171,098
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
147,949
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
83,177
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 73,726
Federal Home Loan Mortgage
Corporation - REMIC
69,588
4.000%,  1/25/2051, Ser.
5249, Class LA 68,355
300,000
5.250%,  2/25/2055, Ser.
5508, Class AY 296,542
1,433,348
1.500%,  3/25/2051, Ser.
5092, Class IC
f
123,484
250,000
5.250%,  3/25/2055, Ser.
5519, Class CL 245,961
250,000
5.000%,  5/25/2055, Ser.
5537, Class KM 242,870
219,119
7.628%,  (SOFR30A +
4.000%), 7/25/2026, Ser.
5567, Class MB
b
223,033
180,008
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 149,619
283,824
5.000%,  9/25/2054, Ser.
5473, Class HL 280,745
2,916,427
1.500%,  12/25/2050, Ser.
5107, Class IO
f
277,992
322,441
2.000%,  12/25/2050, Ser.
5051, Class WI
f
41,774
9,477
3.000%,  5/15/2027, Ser.
4046, Class GI
f
51
29,265
3.000%,  7/15/2027, Ser.
4084, Class NI
f
303
152,515
3.500%,  10/15/2032, Ser.
4119, Class KI
f
10,096
103,142
3.000%,  4/15/2033, Ser.
4203, Class DI
f
3,319
193,649
5.500%,  1/25/2046, Ser.
5617, Class AZ 191,475
Federal Home Loan Mortgage
Corporation STRIPS
222,885
3.500%,  8/15/2035, Ser.
345, Class C8
f
18,900

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Collateralized Mortgage Obligations 16.5% -
continued
Federal National Mortgage
Association - REMIC
$ 300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD $ 296,075
350,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 339,979
200,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 193,632
209,360
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 199,633
335,623
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
44,323
17,210
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
145
17,012
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
113
77,238
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
805
33,862
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
299
18,242
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
182
44,299
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
359
45,162
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
507
54,506
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
907
142,167
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
8,831
First Horizon Alternative Mortgage
Securities Trust
19,602
5.004%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
18,512
Flagstar Mortgage Trust
219,614
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
190,463
449,960
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
371,369
165,310
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
148,790
GCAT Trust
325,385
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
333,456
200,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
198,033
158,641
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
148,682
248,018
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
251,952
GMAC Mortgage Corporation
Loan Trust
20,907
3.851%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
18,385
15,695
4.263%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
7,023
GMACM Mortgage Loan Trust
10,128
3.325%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
5,034
Principal
Amount Long-Term Fixed Income  50.5% Value
Collateralized Mortgage Obligations 16.5% -
continued
GS Mortgage-Backed Securities
Trust
$ 336,661
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,d
$ 331,264
142,520
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
142,159
GSAA Home Equity Trust
74,030
4.016%,  8/25/2034, Ser.
2004-10, Class M2
b
70,056
Home Equity Asset Trust
257,653
5.083%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
250,236
Home Re, Ltd.
187,998
8.228%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
191,657
HTAP Issuer Trust
376,745
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
374,907
307,691
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
306,250
IndyMac IMJA Mortgage Loan
Trust
81,640
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 30,233
IndyMac INDA Mortgage Loan
Trust
429,254
3.463%,  8/25/2036, Ser.
2006-AR1, Class A1
b
331,016
J.P. Morgan Mortgage Trust
164,779
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
141,170
113,013
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,d
111,843
192,446
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
190,275
28,326
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 29,320
12,126
5.511%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
11,990
LHOME Mortgage Trust
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
200,239
375,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
375,556
Long Beach Mortgage Loan Trust
303,964
5.263%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
314,040
MASTR Alternative Loans Trust
32,797
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 27,479
Merrill Lynch Alternative Note
Asset Trust
164,093
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 48,770
MFA Trust
317,128
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,d
317,602

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Collateralized Mortgage Obligations 16.5% -
continued
Morgan Stanley Residential
Mortgage Loan Trust
$ 281,344
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,d
$ 276,615
286,226
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,d
284,524
313,141
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
311,591
MortgageIT Securities Corporation
Mortgage Loan Trust
397,353
4.223%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
352,849
New Residential Mortgage Loan
Trust
386,000
3.866%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
307,124
NYMT Loan Trust
393,589
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
389,898
PMT Loan Trust
350,000
5.000%,  1/25/2057, Ser.
2026-J1, Class A8
a,b
334,120
316,223
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
321,238
250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
251,313
225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
222,683
Point Securitization Trust
184,414
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
184,790
249,271
5.750%,  10/25/2055, Ser.
2025-2, Class A1
a
247,474
PRET, LLC
285,126
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,d
282,896
343,881
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,d
343,947
222,616
5.693%,  5/25/2056, Ser.
2026-NPL6, Class A1
a,d
222,418
200,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
200,187
PRKCM Trust
36,383
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
36,267
88,898
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
89,115
PRPM Trust
200,000
6.124%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
199,033
275,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
276,384
PRPM, LLC
162,113
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
159,663
150,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
143,725
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
289,776
275,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,d
255,585
Principal
Amount Long-Term Fixed Income  50.5% Value
Collateralized Mortgage Obligations 16.5% -
continued
$ 300,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,d
$ 296,470
327,582
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
327,753
400,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
400,460
71,561
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,d
71,536
125,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,d
124,457
250,000
6.299%,  6/25/2031, Ser.
2026-4, Class A1
a,d
250,028
Radnor Re, Ltd.
180,004
6.528%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
180,454
RCO IX Mortgage, LLC
164,551
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
164,546
242,126
5.765%,  5/25/2031, Ser.
2026-2, Class A1
a,d
241,708
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
70,514
Residential Accredit Loans, Inc.
Trust
87,692
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 78,075
73,825
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 61,073
47,515
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 40,479
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
400,290
Saluda Grade Alternative
Mortgage Trust
140,955
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
140,618
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
349,598
Saxon Asset Securities Trust
120,405
2.735%,  8/25/2035, Ser.
2004-2, Class MF2
b
110,295
Sequoia Mortgage Trust
200,000
5.915%,  3/25/2054, Ser.
2024-2, Class A13
a,b
200,425
275,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
260,656
300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
286,226
Splitero Trust
300,000
5.750%,  6/25/2056, Ser.
2026-1, Class A1
a,d
296,574
Triangle Re, Ltd.
37,088
7.028%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
37,233
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
350,413

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Collateralized Mortgage Obligations 16.5% -
continued
Unlock HEA Trust
$ 245,131
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
$ 244,696
272,723
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
271,693
435,264
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
434,171
Velocity Commercial Capital Loan
Trust
150,228
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
151,292
Verus Securitization Trust
238,443
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
238,712
278,069
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
244,578
157,464
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
139,765
VOLT C, LLC
379,404
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
379,622
VOLT CVI, LLC
277,896
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
278,266
Vontive Mortgage Trust
150,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
150,959
Washington Mutual Mortgage
Pass-Through Certificates
76,121
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 66,701
Total 27,487,305
Commercial Mortgage-Backed Securities 1.0%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
235,585
BANK
3,945,452
0.520%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
78,441
1,393,554
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
62,226
400,000
4.450%,  5/15/2061, Ser.
2018-BN12, Class AS
b
387,976
BBCMS Mortgage Trust
1,980,377
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
113,177
250,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
251,012
PFP, Ltd.
350,000
4.970%,  (TSFR1M +
1.320%), 12/18/2043, Ser.
2026-14, Class A
a,b
349,891
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
251,196
Total 1,729,504
Principal
Amount Long-Term Fixed Income  50.5% Value
Communications Services 0.2%
Bell Telephone Company of
Canada
$ 30,000 7.000%,  9/15/2055
b
$ 31,000
Cable One, Inc., Convertible
19,000 1.125%,  3/15/2028 12,350
Rogers Communications, Inc.
35,000 5.250%,  3/15/2082
a,b
34,868
30,000 7.125%,  4/15/2055
b
30,822
Snap, Inc., Convertible
22,000 0.125%,  3/1/2028 20,214
77,000 0.500%,  5/1/2030 62,640
TELUS Corporation
20,000 6.625%,  10/15/2055
b
20,279
Verizon Communications, Inc.
40,000 6.200%,  5/14/2056
b
40,439
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
64,297
Total 316,909
Consumer Cyclical 0.4%
Burlington Stores, Inc., Convertible
20,000 1.250%,  12/15/2027 31,830
Compass, Inc., Convertible
79,000 0.250%,  4/15/2031
a
85,794
Cracker Barrel Old Country Store,
Inc., Convertible
6,000 1.750%,  9/15/2030 6,118
DraftKings Holdings, Inc.,
Convertible
113,000 Zero Coupon,  3/15/2028 104,955
EZCORP, Inc., Convertible
23,000 3.750%,  12/15/2029
a,g
72,286
General Motors Financial
Company, Inc.
14,000 5.750%,  9/30/2027
b,h
13,988
14,000 5.700%,  9/30/2030
b,h
13,997
Live Nation Entertainment, Inc.,
Convertible
31,000 3.125%,  1/15/2029 55,226
21,000 2.875%,  1/15/2030 25,064
36,000 2.875%,  10/15/2031
a
39,668
Marriott Vacations Worldwide
Corporation, Convertible
50,000 3.250%,  12/15/2027 49,050
Meritage Homes Corporation,
Convertible
15,000 1.750%,  5/15/2028 15,458
Uber Technologies, Inc.,
Convertible
28,000 Zero Coupon,  5/15/2028 32,318
40,000 0.875%,  12/1/2028 47,840
Wayfair, Inc., Convertible
15,000 3.250%,  9/15/2027 22,508
Total 616,100
Consumer Non-Cyclical 0.3%
Chefs' Warehouse, Inc.,
Convertible
22,000 2.375%,  12/15/2028 49,128
CVS Health Corporation
33,000 6.750%,  12/10/2054
b
34,381

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Consumer Non-Cyclical 0.3% - continued
Envista Holdings Corporation,
Convertible
$ 11,000 1.750%,  8/15/2028 $ 11,007
Integer Holdings Corporation,
Convertible
17,000 2.125%,  2/15/2028 20,697
100,000 1.875%,  3/15/2030 96,625
Jazz Investments I, Ltd.,
Convertible
70,000 3.125%,  9/15/2030 119,280
LCI Industries, Convertible
53,000 3.000%,  3/1/2030 59,227
Post Holdings, Inc., Convertible
40,000 2.500%,  8/15/2027 41,400
Spectrum Brands, Inc.,
Convertible
28,000 3.375%,  6/1/2029 29,112
Winnebago Industries, Inc.,
Convertible
17,000 3.250%,  1/15/2030 15,767
Zoetis, Inc., Convertible
46,000 0.250%,  6/15/2029
a
41,747
Total 518,371
Energy 0.3%
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,h
50,414
37,000 6.450%,  12/1/2033
b,h
38,410
Crescent Energy Company,
Convertible
68,000 2.750%,  3/15/2031
a
66,878
Enbridge, Inc.
45,000 7.375%,  1/15/2083
b
46,074
57,000 7.625%,  1/15/2083
b
61,703
Energy Transfer, LP
32,000 8.000%,  5/15/2054
b
33,970
15,000 7.125%,  5/15/2030
b,h
15,477
Northern Oil and Gas, Inc.,
Convertible
69,000 3.625%,  4/15/2029 65,936
Phillips 66 Company
26,000 6.200%,  3/15/2056
b
26,114
TransCanada PipeLines, Ltd.
35,000 6.375%,  10/17/2056
b,g
35,406
TransCanada Trust
40,000 5.875%,  8/15/2076
b
40,036
UGI Corporation, Convertible
15,000 5.000%,  6/1/2028 20,072
Venture Global LNG, Inc.
55,000 9.000%,  9/30/2029
a,b,h
53,697
Total 554,187
Financials 1.8%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
25,000 6.950%,  3/10/2055
b
25,880
American Express Company
35,000 3.550%,  9/15/2026
b,h
34,847
Bank of America Corporation
55,000 6.125%,  4/27/2027
b,h
55,489
Principal
Amount Long-Term Fixed Income  50.5% Value
Financials 1.8% - continued
Bank of New York Mellon
Corporation
$ 50,000 5.950%,  12/20/2030
b,h
$ 50,171
Bank of Nova Scotia
38,000 6.875%,  10/27/2085
b
38,450
Boston Properties, LP, Convertible
23,000 2.000%,  10/1/2030
a
22,241
Capital Automotive REIT
375,500
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
358,926
Capital One Financial Corporation
60,000 3.950%,  9/1/2026
b,g,h
59,814
Charles Schwab Corporation
85,000 6.100%,  6/1/2031
b,h
85,019
CHL Mortgage Pass-Through Trust
3,695
6.057%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
3,825
68,257
6.000%,  4/25/2037, Ser.
2007-3, Class A18 29,753
Citigroup, Inc.
23,000 7.625%,  11/15/2028
b,h
23,898
32,000 7.125%,  8/15/2029
b,h
32,739
30,000 6.950%,  2/15/2030
b,h
30,691
35,000 7.000%,  8/15/2034
b,h
36,509
50,000 6.625%,  12/29/2049
b
50,940
42,000 6.875%,  12/29/2049
b
43,013
Citizens Financial Group, Inc.
38,000 4.000%,  10/6/2026
b,h
37,727
Coinbase Global, Inc., Convertible
39,000 Zero Coupon,  10/1/2029
a
33,559
39,000 0.250%,  4/1/2030 34,944
46,000 Zero Coupon,  10/1/2032
a
35,696
COPT Defense Properties, LP,
Convertible
8,000 5.250%,  9/15/2028
a
10,216
Core Scientific, Inc., Convertible
12,000 3.000%,  9/1/2029
a
29,597
14,000 Zero Coupon,  6/15/2031
a
19,677
Corebridge Financial, Inc.
22,000 6.375%,  9/15/2054
b
21,841
29,000 6.875%,  12/15/2052
b
29,420
Countrywide Home Loan
Mortgage Pass Through Trust
52,422
4.621%,  11/25/2035, Ser.
2005-22, Class 2A1
b
43,112
Credit Suisse Group AG
64,000 7.250%,  N/A
*,i
15,360
110,000 7.500%,  N/A
*,i
26,400
Dai-ichi Life Insurance Company,
Ltd.
30,000 6.200%,  1/16/2035
a,b,h
30,572
Digital Realty Trust, LP, Convertible
28,000 1.875%,  11/15/2029
a
30,002
Encore Capital Group, Inc.,
Convertible
28,000 4.000%,  3/15/2029 42,752
Federal Realty OP, LP, Convertible
13,000 3.250%,  1/15/2029
a
14,313
Goldman Sachs Group, Inc.
45,000 3.650%,  8/10/2026
b,h
44,932
32,000 6.125%,  11/10/2034
b,g,h
32,074

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Financials 1.8% - continued
Hartford Insurance Group, Inc.
$ 44,000
6.038%,  (TSFR3M +
2.387%), 2/12/2047
a,b
$ 43,242
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
8,000 3.750%,  8/15/2028
a,g
11,888
Healthcare Realty Holdings, LP,
Convertible
16,000 3.000%,  1/15/2032
a
16,376
Hercules Capital, Inc., Convertible
3,000 4.750%,  9/1/2028
a
2,929
Huntington Bancshares, Inc./OH
30,000 4.450%,  10/15/2027
b,h
29,549
Huntington Bank Auto Credit-
Linked Notes
145,207
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
145,820
JPMorgan Chase & Company
33,000 6.500%,  4/1/2030
b,h
33,792
Kimco Realty OP, LLC, Convertible
13,000 3.500%,  6/15/2031
a
13,221
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
6,119
Lincoln National Corporation
29,000
6.268%,  (TSFR3M +
2.619%), 8/17/2026
b
25,299
M&T Bank Corporation
99,000 3.500%,  9/1/2026
b,h
98,253
MetLife, Inc.
27,000 6.350%,  3/15/2055
b,g
27,673
36,000 5.875%,  3/15/2028
b,h
36,099
47,000 6.400%,  12/15/2036 47,888
Nippon Life Insurance Company
80,000 5.950%,  4/16/2054
a,b
81,178
Pebblebrook Hotel Trust,
Convertible
9,000 1.750%,  12/15/2026 8,915
38,000 1.625%,  1/15/2030
a
50,920
PNC Financial Services Group,
Inc.
43,000 6.200%,  9/15/2027
b,h
43,599
45,000 6.250%,  3/15/2030
b,h
46,001
Provident Financing Trust I
22,000 7.405%,  3/15/2038 22,637
Prudential Financial, Inc.
65,000 6.750%,  3/1/2053
b
68,389
27,000 6.250%,  6/15/2056
b
27,060
42,000 3.700%,  10/1/2050
b
38,931
Realty Income Corporation,
Convertible
20,000 3.500%,  1/15/2029
a
20,550
Rexford Industrial Realty, LP,
Convertible
13,000 4.375%,  3/15/2027
a
12,922
12,000 4.125%,  3/15/2029
a
11,784
Royal Bank of Canada
20,000 6.750%,  8/24/2085
b
20,343
Shift4 Payments, Inc., Convertible
63,000 0.500%,  8/1/2027 60,007
Starwood Property Trust, Inc.,
Convertible
37,000 6.750%,  7/15/2027 37,407
Principal
Amount Long-Term Fixed Income  50.5% Value
Financials 1.8% - continued
State Street Corporation
$ 29,000 6.700%,  3/15/2029
b,g,h
$ 29,992
Sumisho Air Lease Corporation
52,000 8.256%,  9/15/2026
b,h
52,253
Sumitomo Life Insurance Company
55,000 3.375%,  4/15/2081
a,b
50,277
Tanger Properties, LP, Convertible
7,000 2.375%,  1/15/2031
a,g
7,504
Terawulf, Inc., Convertible
7,000 2.750%,  2/1/2030
a
21,403
10,000 1.000%,  9/1/2031
a
21,384
9,000 Zero Coupon,  5/1/2032
a
13,320
Truist Financial Corporation
28,000 5.100%,  3/1/2030
b,h
27,956
28,000 6.250%,  6/15/2031
b,h
28,007
Wells Fargo & Company
65,000 7.625%,  9/15/2028
b,h
68,388
Welltower OP, LLC, Convertible
24,000 2.750%,  5/15/2028
a
56,760
18,000 3.125%,  7/15/2029
a
32,265
Total 3,012,699
Mortgage-Backed Securities 10.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
721,061 2.500%,  5/1/2051 611,142
547,923 3.500%,  5/1/2052 501,217
321,499 4.000%,  5/1/2052 303,216
247,469 5.000%,  7/1/2053 245,734
57,171 5.000%,  8/1/2053 56,927
206,981 5.500%,  9/1/2053 210,951
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
213,577 2.500%,  7/1/2030 206,391
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
196,299 3.500%,  5/1/2040 185,662
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
914,599 3.000%,  1/1/2052 804,834
71,238 2.000%,  2/1/2051 57,791
95,887 2.000%,  2/1/2051 77,788
196,628 2.500%,  2/1/2051 164,931
615,293 2.000%,  3/1/2051 495,555
954,767 4.000%,  3/1/2051 904,099
958,177 3.000%,  3/1/2052 843,893
635,070 2.000%,  4/1/2051 511,877
578,662 5.500%,  4/1/2054 589,760
103,993 2.000%,  5/1/2051 83,924
306,505 3.000%,  5/1/2051 273,813
298,260 4.000%,  6/1/2052 280,047
568,283 2.500%,  7/1/2051 486,950
167,521 3.500%,  8/1/2050 154,291
581,437 3.500%,  8/1/2052 528,328
764,209 4.500%,  8/1/2052 736,223
599,014 4.500%,  8/1/2052 577,627
80,982 5.000%,  8/1/2053 80,499
400,502 3.500%,  9/1/2052 367,425

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Mortgage-Backed Securities 10.7% - continued
$ 176,265 3.500%,  9/1/2052 $ 161,176
52,005 5.000%,  9/1/2052 51,568
1,054,345 4.500%,  9/1/2053 1,017,492
290,631 4.000%,  10/1/2052 274,181
105,037 2.000%,  11/1/2051 85,208
216,407 3.500%,  11/1/2052 198,601
475,175 2.000%,  12/1/2050 385,659
984,057 4.500%,  12/1/2052 953,375
2,825,000 5.000%,  7/1/2041
c
2,775,568
500,000 6.000%,  8/1/2041
c
509,503
325,000 5.500%,  7/1/2042
c
326,038
450,000 4.000%,  7/1/2049
c
420,538
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
267,694 3.500%,  7/1/2061 239,939
140,400 4.000%,  12/1/2061 129,598
Total 17,869,339
Technology 0.9%
Akamai Technologies, Inc.,
Convertible
18,000 1.125%,  2/15/2029 21,408
26,000 Zero Coupon,  5/15/2030
a
24,450
18,000 Zero Coupon,  5/15/2032
a
16,549
26,000 0.250%,  5/15/2033 37,914
Amkor Technology, Inc.,
Convertible
97,000 Zero Coupon,  7/15/2031
a
115,604
Applied Digital Corporation,
Convertible
13,000 2.750%,  6/1/2030 51,759
Avnet, Inc., Convertible
16,000 1.750%,  9/1/2030
a
22,384
Block, Inc., Convertible
13,000 0.250%,  11/1/2027 12,318
Ciena Corporation, Convertible
107,000 Zero Coupon,  9/15/2031
a
112,617
CoreWeave, Inc., Convertible
18,000 1.750%,  12/1/2031
a
21,443
30,000 1.750%,  10/1/2032
a
33,024
Euronet Worldwide, Inc.,
Convertible
24,000 0.625%,  10/1/2030
a
21,599
Global Payments, Inc., Convertible
46,000 1.500%,  3/1/2031 41,285
InterDigital, Inc., Convertible
9,000 3.500%,  6/1/2027 32,927
Lumentum Holdings, Inc.,
Convertible
8,000 0.500%,  6/15/2028 52,196
14,000 0.375%,  3/15/2032
a
64,575
Microchip Technology, Inc.,
Convertible
20,000 Zero Coupon,  2/15/2030
a
23,020
26,000 0.750%,  6/1/2030
g
28,584
MKS, Inc., Convertible
44,000 1.250%,  6/1/2030 129,517
ON Semiconductor Corporation,
Convertible
20,000 Zero Coupon,  5/1/2027 36,376
29,000 0.500%,  3/1/2029 34,945
32,000 Zero Coupon,  5/1/2031
a
31,808
Principal
Amount Long-Term Fixed Income  50.5% Value
Technology 0.9% - continued
Progress Software Corporation,
Convertible
$ 54,000 3.500%,  3/1/2030 $ 51,633
Semtech Corporation, Convertible
11,000 1.625%,  11/1/2027 47,498
37,000 Zero Coupon,  10/15/2030
a
67,914
Synaptics, Inc., Convertible
48,000 0.750%,  12/1/2031
g
71,247
Viavi Solutions, Inc., Convertible
25,000 0.625%,  3/1/2031
a
88,861
Vishay Intertechnology, Inc.,
Convertible
53,000 2.250%,  9/15/2030
g
105,152
Western Digital Corporation,
Convertible
6,000 3.000%,  11/15/2028 101,037
Ziff Davis, Inc., Convertible
31,000 3.625%,  3/1/2028
a
30,852
Total 1,530,496
U.S. Government & Agencies 7.5%
U.S. Treasury Notes
1,980,000 1.250%,  12/31/2026 1,953,770
300,000 3.875%,  5/31/2027 299,381
4,500,000 3.375%,  12/31/2027 4,448,496
250,000 3.750%,  4/30/2028 248,193
300,000 4.125%,  7/31/2028 299,789
900,000 3.625%,  9/30/2030 880,172
1,000,000 3.625%,  12/31/2030 976,445
500,000 3.875%,  4/30/2031 492,813
450,000 4.125%,  11/15/2032 445,957
400,000 3.375%,  5/15/2033 377,797
100,000 4.500%,  11/15/2033 101,004
2,000,000 4.000%,  11/15/2035 1,934,687
Total 12,458,504
Utilities 1.0%
AES Corporation
35,000 7.600%,  1/15/2055
b
35,836
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
44,563
Alliant Energy Corporation,
Convertible
14,000 3.250%,  5/30/2028 15,406
American Electric Power
Company, Inc.
25,000 6.050%,  3/15/2056
b
24,859
38,000 6.950%,  12/15/2054
b,g
40,584
CenterPoint Energy, Inc.
20,000 7.000%,  2/15/2055
b
20,717
14,000 6.700%,  5/15/2055
b
14,405
CenterPoint Energy, Inc.,
Convertible
23,000 3.000%,  8/1/2028
a
24,437
17,000 2.875%,  5/15/2029
a
17,105
CMS Energy Corporation,
Convertible
5,000 3.375%,  5/1/2028 5,577
22,000 3.125%,  5/1/2031
a
22,396
Dominion Energy, Inc.
35,000 6.875%,  2/1/2055
b
36,166

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.5% Value
Utilities 1.0% - continued
$ 35,000 7.000%,  6/1/2054
b
$ 37,058
40,000 6.250%,  12/15/2056
b
40,169
Duke Energy Corporation
37,000 3.250%,  1/15/2082
b
36,465
32,000 6.450%,  9/1/2054
b,g
33,229
Duke Energy Corporation,
Convertible
38,000 3.000%,  3/15/2029
a
37,810
Edison International
44,000 7.875%,  6/15/2054
b
45,259
65,000 5.000%,  12/15/2026
b,g,h
64,097
Entergy Corporation
12,000 5.875%,  6/15/2056
b
12,002
25,000 6.100%,  6/15/2056
b
25,051
Evergy, Inc., Convertible
26,000 4.500%,  12/15/2027 36,982
Exelon Corporation, Convertible
24,000 3.250%,  3/15/2029
a
24,341
FirstEnergy Corporation,
Convertible
35,000 3.625%,  1/15/2029 38,202
23,000 3.875%,  1/15/2031 25,535
NextEra Energy Capital Holdings,
Inc.
20,000 3.800%,  3/15/2082
b
19,727
64,000 6.750%,  6/15/2054
b
66,658
30,000 6.625%,  10/1/2066
b
30,462
NextEra Energy Capital Holdings,
Inc., Convertible
19,000 3.000%,  3/1/2027 24,956
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,466
25,000 5.750%,  7/15/2056
b,g
24,964
34,000 6.950%,  11/30/2054
b
35,156
NRG Energy, Inc.
50,000 10.250%,  3/15/2028
a,b,h
53,952
PacifiCorp
27,000 7.125%,  8/15/2056
b
26,819
PG&E Corporation, Convertible
90,000 4.250%,  12/1/2027 91,980
Pinnacle West Capital Corporation,
Convertible
12,000 4.750%,  6/15/2027 14,299
PPL Capital Funding, Inc.,
Convertible
76,000 3.000%,  12/1/2030
a
77,277
Puget Energy, Inc.
27,000 7.000%,  9/15/2056
b
27,295
Sempra
30,000 6.550%,  4/1/2055
b
30,243
30,000 6.625%,  4/1/2055
b
30,334
16,000 6.400%,  10/1/2054
b
16,086
30,000 6.875%,  10/1/2054
b,g
30,605
Southern Company
44,000 3.750%,  9/15/2051
b
43,850
Southern Company, Convertible
22,000 4.500%,  6/15/2027 24,233
41,000 3.250%,  6/15/2028 41,433
WEC Energy Group, Inc.
25,000 5.625%,  5/15/2056
b
24,849
Principal
Amount Long-Term Fixed Income  50.5% Value
Utilities 1.0% - continued
WEC Energy Group, Inc.,
Convertible
$ 17,000 4.375%,  6/1/2027 $ 20,562
20,000 3.375%,  6/1/2028 20,760
23,000 4.375%,  6/1/2029 28,497
Xcel Energy, Inc.
27,000 5.750%,  12/3/2056
b
26,683
Total 1,605,397
Total Long-Term Fixed Income
(cost $85,040,230) 84,193,275
Shares
Registered Investment
Companies   45.9% Value
U.S. Affiliated   43.8%
1,520,995 Thrivent Core Emerging Markets
Debt Fund 13,567,275
1,519,941 Thrivent Core High Yield Bond
Fund 30,155,638
1,486,441 Thrivent Core Investment Grade
Corporate Bond Fund 29,223,426
Total 72,946,339
U.S. Unaffiliated   2.1%
6,977 abrdn Asia-Pacific Income Fund,
Inc. 102,632
23,877 abrdn Income Credit Strategies
Fund 124,160
6,122 abrdn Total Dynamic Dividend
Fund 63,118
13,602 AllianceBernstein Global High
Income Fund, Inc. 140,101
18,858 Allspring Income Opportunities
Fund 122,577
710 Barings Global Short Duration
High Yield Fund 10,011
4,707 BlackRock Capital Allocation Term
Trust 74,983
3,929 BlackRock Core Bond Trust 36,029
16,028 BlackRock Corporate High Yield
Fund, Inc. 137,200
13,638 BlackRock Credit Allocation
Income Trust 139,380
2,776 BlackRock Debt Strategies Fund,
Inc. 26,927
2,957 BlackRock Enhanced Equity
Dividend Trust 28,298
10,756 BlackRock Enhanced Global
Dividend Trust 130,040
8,090 BlackRock Enhanced International
Dividend Trust 46,437
6,709 BlackRock Income Trust, Inc. 71,921
11,750 BlackRock Multi-Sector Income
Trust 147,110
8,371 Blackstone Strategic Credit 2027
Term Fund 94,592
9,906 Cornerstone Strategic Investment
Fund, Inc. 74,889
12,958 Eaton Vance Limited Duration
Income Fund 121,416
6,272 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 61,528

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  45.9% Value
U.S. Unaffiliated   2.1%  - continued
5,800 iShares Preferred and Income
Securities ETF
g
$ 176,842
25,612 Nuveen Credit Strategies Income
Fund 124,474
215 Nuveen Global High Income Fund 2,737
8,576 Nuveen Preferred Income
Opportunities Fund 67,579
10,173 PGIM Global High Yield Fund, Inc. 123,093
8,112 PGIM High Yield Bond Fund, Inc. 105,943
5,770 PIMCO Dynamic Income Fund 96,359
9,288 PIMCO High Income Fund 43,282
9,553 PIMCO Income Strategy Fund II 68,113
1,584 Tri-Continental Corporation 54,521
4,344 Vanguard Short-Term Corporate
Bond ETF 343,306
2,675 Virtus Convertible & Income Fund 47,053
7,266 Virtus Dividend, Interest &
Premium Strategy Fund 110,371
2,357 Virtus Equity & Convertible Income
Fund 63,309
16,662 Voya Global Equity Dividend &
Premium Opportunity Fund 102,305
4,735 Western Asset Diversified Income
Fund 64,207
33,077 Western Asset High Income
Opportunity Fund, Inc. 120,400
Total 3,467,243
Total Registered Investment
Companies (cost $75,901,004) 76,413,582
Shares Preferred Stock 1.3% Value
Basic Materials <0.1%
1,030 Albemarle Corporation,
Convertible, 7.250% 57,010
Total 57,010
Capital Goods 0.1%
2,445 Boeing Company, Convertible,
6.000% 164,548
Total 164,548
Communications Services <0.1%
2,575 AT&T, Inc., 4.750%
g,h
45,938
1,000 Telephone and Data Systems, Inc.,
6.000%
g,h
18,550
Total 64,488
Financials 0.8%
1,125 AEGON Funding Company, LLC,
5.100% 21,150
1,200 Allstate Corporation, 5.100%
g,h
23,856
689 Ares Management Corporation,
Convertible, 6.750% 25,252
1,314 Athene Holding, Ltd., 5.625%
h
24,427
2,400 Bank of America Corporation,
4.250%
h
41,088
3,300 Bank of America Corporation,
4.375%
h
58,707
1,650 Bank of America Corporation,
4.750%
h
31,729
Shares Preferred Stock  1.3% Value
Financials 0.8% - continued
2,300 Bank of America Corporation,
5.000%
h
$ 46,184
72 Bank of America Corporation,
Convertible, 7.250%
h
90,324
1,000 Brookfield Finance, Inc., 4.625% 15,200
725 Capital One Financial Corporation,
4.800%
h
12,695
1,600 Capital One Financial Corporation,
5.000%
h
29,248
725 Charles Schwab Corporation,
4.450%
h
12,673
1,200 Citigroup, Inc., 6.250%
h
30,192
525 Citizens Financial Group, Inc.,
7.375%
h
13,435
1,275 Corebridge Financial, Inc., 6.375% 29,248
1,450 Fifth Third Bancorp, 4.950%
h
25,955
1,450 Huntington Bancshares, Inc./OH,
4.500%
h
23,780
3,200 JPMorgan Chase & Company,
4.200%
h
54,944
2,300 JPMorgan Chase & Company,
4.625%
h
43,056
2,125 JPMorgan Chase & Company,
4.750%
h
41,034
725 KeyCorp, 5.650%
g,h
15,131
2,000 KeyCorp, 6.200%
b,h
49,880
1,246 KKR & Company, Inc.,
Convertible, 6.250% 49,653
1,475 MetLife, Inc., 4.750%
h
27,494
1,300 Morgan Stanley, 4.250%
h
22,061
1,080 Morgan Stanley, 5.850%
g,h
25,445
650 Morgan Stanley, 6.625%
g,h
16,510
2,200 Morgan Stanley, 7.125%
h
55,484
2,275 Public Storage, 4.125%
h
35,968
668 Public Storage, 4.625%
h
11,884
100 Public Storage, 4.700%
h
1,796
1,450 Regions Financial Corporation,
4.450%
h
23,359
550 Regions Financial Corporation,
5.700%
b,h
13,447
1,450 Truist Financial Corporation,
4.750%
h
26,825
1,800 U.S. Bancorp, 4.000%
h
27,666
2,575 Wells Fargo & Company, 4.375%
h
44,161
1,450 Wells Fargo & Company, 4.700%
h
26,608
1,750 Wells Fargo & Company, 4.750%
g,h
32,690
93 Wells Fargo & Company,
Convertible, 7.500%
h
107,601
Total 1,307,840
Technology 0.2%
1,116 Alphabet, Inc., Series A,
Convertible
j
56,793
1,120 Alphabet, Inc., Series B,
Convertible 56,336
699 Hewlett Packard Enterprise
Company, Convertible, 7.625% 80,847
796 Microchip Technology, Inc.,
Convertible, 7.500% 61,061
1,142 Oracle Corporation, Convertible,
6.500% 51,333
Total 306,370
Utilities 0.2%
2,825 CMS Energy Corporation, 4.200%
h
48,195

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Utilities 0.2% - continued
1,350 DTE Energy Company $ 32,076
1,000 NextEra Energy Capital Holdings,
Inc.
j
25,020
516 NextEra Energy, Inc., Convertible,
7.234% 25,645
408 NextEra Energy, Inc., Convertible,
7.299% 21,681
707 NextEra Energy, Inc., Convertible,
7.375% 33,894
475 PPL Corporation, Convertible,
7.000% 23,308
2,875 Southern Company, 4.950% 55,315
846 Southern Company, Convertible,
7.125% 42,080
Total 307,214
Total Preferred Stock
(cost $2,399,756) 2,207,470
Shares
Collateral Held for Securities
Loaned 0.6% Value
1,009,665 Thrivent Cash Management Trust 1,009,665
Total Collateral Held for
Securities Loaned
(cost $1,009,665) 1,009,665
Shares Common Stock < 0.1% Value
Financials <0.1%
622 AGNC Investment Corporation 6,780
295 Annaly Capital Management, Inc. 6,596
641 Apollo Commercial Real Estate
Finance, Inc. 6,846
615 Chimera Investment Corporation 8,204
797 Rithm Capital Corporation 7,484
Total 35,910
Health Care <0.1%
4 BioMarin Pharmaceutical, Inc.
j
229
Total 229
Total Common Stock
(cost $37,199) 36,139
Shares or
Principal
Amount Short-Term Investments 4.9% Value
Federal Home Loan Bank Discount
Notes
100,000 3.628%, 9/4/2026
k,l
99,324
State Street Institutional U.S.
Government Money Market
Fund
5,213,150 3.585%
k
5,213,151
Thrivent Core Short-Term Reserve
Fund
274,800 3.960% 2,748,001
Shares or
Principal
Amount Short-Term Investments  4.9% Value
U.S. Treasury Bills
100,000 3.620%, 7/2/2026
k,m
$ 99,990
Total Short-Term Investments
(cost $8,162,485) 8,160,466
Total Investments (cost
$172,550,339) 103.2% $172,020,597
Other Assets and Liabilities, Net
(3.2%) (5,328,549)
Total Net Assets 100.0% $166,692,048
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $40,948,043 or 24.6% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
e All or a portion of the security is insured or guaranteed.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Portfolio as of June 30, 2026 was $79,736 or 0.05% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2026.

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 7/27/2026 7/11/2017 $ 37,595
Credit Suisse Group AG  5/17/2021 70,948
Credit Suisse Group AG 8/24/2015 118,598
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Multisector Bond Portfolio as of
June 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 637,929
Common Stock 342,121
Total lending $980,050
Gross amount payable upon return of
collateral for securities loaned $1,009,665
Net amounts due to counterparty $29,615
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,434,056
Gross unrealized depreciation (4,115,617)
Net unrealized appreciation (depreciation) $ (1,681,561)
Cost for federal income tax purposes $ 173,647,963

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Multisector Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 15,923,854 – 15,923,854 –
Basic Materials 27,020 – 27,020 –
Capital Goods 543,590 – 543,590 –
Collateralized Mortgage Obligations 27,487,305 – 27,487,305 –
Commercial Mortgage-Backed Securities 1,729,504 – 1,729,504 –
Communications Services 316,909 – 316,909 –
Consumer Cyclical 616,100 – 616,100 –
Consumer Non-Cyclical 518,371 – 518,371 –
Energy 554,187 – 554,187 –
Financials 3,012,699 – 3,012,699 –
Mortgage-Backed Securities 17,869,339 – 17,869,339 –
Technology 1,530,496 – 1,530,496 –
U.S. Government & Agencies 12,458,504 – 12,458,504 –
Utilities 1,605,397 – 1,605,397 –
Registered Investment Companies
U.S. Affiliated 59,379,064 59,379,064 – –
U.S. Unaffiliated 3,467,243 3,467,243 – –
Preferred Stock
Basic Materials 57,010 57,010 – –
Capital Goods 164,548 164,548 – –
Communications Services 64,488 64,488 – –
Financials 1,307,840 1,307,840 – –
Technology 306,370 306,370 – –
Utilities 307,214 307,214 – –
Common Stock
Financials 35,910 35,910 – –
Health Care 229 229 – –
Short-Term Investments 5,412,464 5,213,150 199,314 –
Subtotal Investments in Securities $154,695,655 $70,303,066 $84,392,589 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 13,567,275
Affiliated Short-Term Investments 2,748,002
Collateral Held for Securities Loaned 1,009,665
Subtotal Other Investments $17,324,942
Total Investments at Value $172,020,597
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Multisector Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 20,812 20,812 – –
Credit Default Swaps 33,383 – 33,383 –
Total Liability Derivatives $54,195 $20,812 $33,383 $–

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Multisector Bond Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $99,324 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (3) September 2026 ( $ 326,992) ( $ 2,680)
CBOT U.S. Long Bond (2) September 2026 (221,385) (5,615)
CME Ultra Long Term U.S. Treasury Bond (2) September 2026 (225,556) (6,756)
Ultra 10-Yr. U.S. Treasury Note (4) September 2026 (444,114) (5,761)
Total Futures Short Contracts ( $ 1,218,047) ($20,812)
Total Futures Contracts ( $ 1,218,047) ($20,812)
The following table presents Multisector Bond Portfolio's credit default swap contracts held as of June 30, 2026. Investments totaling $99,990 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 792,000 $ – ( $ 33,383) ( $ 33,383)
Total Credit Default Swaps $– ($33,383) ($33,383)
1 As the buyer of protection, Multisector Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Multisector Bond Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 20,812
Total Interest Rate Contracts 20,812
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 33,383
Total Credit Contracts 33,383
Total Liability Derivatives $54,195
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Multisector Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts $40,747
Total Interest Rate Contracts
40,747
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 22,580
Total Credit Contracts
22,580
Total $63,327
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Multisector Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts ( $ 34,102)
Total Interest Rate Contracts (34,102)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (26,412)
Total Credit Contracts (26,412)
Total ($60,514)
The following table presents Multisector Bond Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $1,647,030
Futures - Short (1,462,017)
Credit Contracts
Credit Default Swaps - Buy Protection (93,344)

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 15,576 $ 390 $ 2,510 $ 13,567 1,521 8.2%
Core High Yield Bond – 31,851 2,020 30,156 1,520 18.1
Core Investment Grade Corporate Bond – 30,374 1,320 29,223 1,486 17.5
Total Affiliated Registered Investment
Companies 15,576 72,946 43.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% 750 3,000 1,000 2,748 275 1.6
Total Affiliated Short-Term Investments 750 2,748 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,408 12,286 13,684 1,010 1,010 0.6
Total Collateral Held for Securities Loaned 2,408 1,010 0.6
Total Value $18,734 $76,704
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(185) $296 $ – $390
Core High Yield Bond Fund 17 308 – 551
Core Investment Grade Corporate Bond Fund 6 163 – 393
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.960% – (2) – 53
Total Income/Non Cash Income from Affiliated
Investments $1,387
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $(162) $765 $–

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.1% Value
Consumer Discretionary   0.2%
789 Hilton Worldwide Holdings, Inc. $ 260,733
Total 260,733
Data Center REITs   10.5%
31,427 Digital Realty Trust, Inc. 5,643,661
8,741 Equinix, Inc. 9,111,531
Total 14,755,192
Diversified REITs   2.6%
4,439 Alpine Income Property Trust, Inc. 92,154
32,690 Broadstone Net Lease, Inc. 675,702
5,664 CTO Realty Growth, Inc. 121,833
29,357 Essential Properties Realty Trust,
Inc. 876,306
15,096 Gladstone Commercial
Corporation 185,681
35,370 Global Net Lease, Inc. 316,208
1,153 Modiv Industrial, Inc. 20,062
19,876 WP Carey, Inc. 1,421,134
Total 3,709,080
Financials   0.2%
8,790 Annaly Capital Management, Inc. 196,544
Total 196,544
Health Care REITs   17.4%
2,086 Alexandria Real Estate Equities,
Inc. 110,245
20,271 American Healthcare REIT, Inc. 1,057,133
19,961 CareTrust REIT, Inc. 805,426
10,993 Community Healthcare Trust, Inc. 200,952
19,480 Diversified Healthcare Trust 181,164
28,799 Healthpeak Properties, Inc. 616,299
4,184 LTC Properties, Inc. 160,875
44,960 Medical Properties Trust, Inc. 207,715
4,206 National Health Investors, Inc. 320,749
26,920 Omega Healthcare Investors, Inc. 1,283,546
30,911 Sabra Health Care REIT, Inc. 603,074
8,573 Sila Realty Trust, Inc. 260,276
42,751 Ventas, Inc. 3,796,289
65,896 Welltower, Inc. 14,956,415
Total 24,560,158
Hotel & Resort REITs   2.2%
26,142 Apple Hospitality REIT, Inc. 439,447
3,946 Chatham Lodging Trust 52,206
18,146 DiamondRock Hospitality
Company 221,018
34,721 Host Hotels & Resorts, Inc. 823,235
11,877 Pebblebrook Hotel Trust 230,533
16,891 RLJ Lodging Trust 200,158
5,561 Ryman Hospitality Properties 714,866
47,322 Service Properties Trust 79,974
18,819 Sunstone Hotel Investors, Inc. 215,478
8,426 Xenia Hotels & Resorts, Inc. 171,553
Total 3,148,468
Industrial REITs   12.3%
25,840 Americold Realty Trust, Inc. 406,205
7,539 EastGroup Properties, Inc. 1,526,874
15,544 First Industrial Realty Trust, Inc. 953,002
4,661 Industrial Logistics Properties Trust 41,343
Shares Common Stock  99.1% Value
Industrial REITs   12.3% - continued
6,099 Innovative Industrial Properties,
Inc. $ 378,016
7,302 LXP Industrial Trust 393,432
4,415 One Liberty Properties, Inc. 107,814
89,983 Prologis, Inc. 12,189,997
1,192 Rexford Industrial Realty, Inc. 39,932
19,327 STAG Industrial, Inc. 735,585
9,471 Terreno Realty Corporation 613,437
Total 17,385,637
Multi-Family Residential REITs   7.8%
13,078 AvalonBay Communities, Inc. 2,467,688
5,399 Camden Property Trust 618,131
2,682 Centerspace 150,702
34,812 Equity Residential 2,364,779
6,525 Essex Property Trust, Inc. 1,902,625
31,013 Independence Realty Trust, Inc. 517,607
10,622 Mid-America Apartment
Communities, Inc. 1,475,821
38,684 UDR, Inc. 1,544,265
Total 11,041,618
Office REITs   1.5%
3,890 BXP, Inc. 257,946
13,900 COPT Defense Properties 505,821
25,490 Cousins Properties, Inc. 764,190
8,646 Easterly Government Properties,
Inc. 215,545
17,759 Empire State Realty Trust, Inc. 96,076
7,780 Hudson Pacific Properties, Inc. 118,178
6,187 Postal Realty Trust, Inc. 152,448
Total 2,110,204
Other Specialized REITs   7.1%
6,764 EPR Properties 392,380
14,821 Four Corners Property Trust, Inc. 363,856
24,722 Gaming and Leisure Properties,
Inc. 1,100,871
26,786 Iron Mountain, Inc. 3,383,340
7,907 Lamar Advertising Company 1,233,334
13,410 Millrose Properties, Inc. 402,970
13,274 Outfront Media, Inc. 434,856
6,609 Safehold, Inc. 103,761
99,084 VICI Properties, Inc. 2,630,680
Total 10,046,048
Real Estate Services   0.9%
6,178 CBRE Group, Inc.
a
832,115
1,262 Cushman & Wakefield, Ltd.
a
16,898
756 Jones Lang LaSalle, Inc.
a
234,322
1,023 Newmark Group, Inc. 15,457
4,785 Opendoor Technologies, Inc.
a
22,107
1,798 Zillow Group, Inc., Class C
a
56,673
Total 1,177,572
Retail REITs   16.5%
13,173 Acadia Realty Trust 275,447
15,297 Agree Realty Corporation 1,158,595
33,149 Brixmor Property Group, Inc. 1,045,188
1,587 CBL & Associates Properties, Inc. 84,254
13,513 Curbline Properties Corporation 410,795
7,664 Federal Realty Investment Trust 946,044
9,462 FrontView REIT, Inc. 191,416

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.1% Value
Retail REITs   16.5% - continued
8,762 Getty Realty Corporation $ 292,300
11,254 InvenTrust Properties Corporation 398,392
61,307 Kimco Realty Corporation 1,554,133
19,793 Kite Realty Group Trust 561,725
30,222 Macerich Company 761,292
27,149 NetSTREIT Corporation 573,658
19,310 NNN REIT, Inc. 898,494
11,009 Phillips Edison and Company, Inc. 458,195
83,631 Realty Income Corporation 5,181,777
16,467 Regency Centers Corporation 1,313,079
2,338 Saul Centers, Inc. 87,418
29,594 Simon Property Group, Inc. 6,618,698
10,080 Tanger, Inc. 397,858
3,919 Whitestone REIT 74,304
Total 23,283,062
Self-Storage REITs   6.0%
9,911 CubeSmart 394,161
19,231 Extra Space Storage, Inc. 2,794,264
8,115 National Storage Affiliates Trust 360,874
14,424 Public Storage 4,591,303
9,220 SmartStop Self Storage REIT, Inc. 299,650
Total 8,440,252
Single-Family Residential REITs   4.2%
39,163 American Homes 4 Rent 1,312,744
20,699 Equity Lifestyle Properties, Inc. 1,334,051
56,121 Invitation Homes, Inc. 1,695,415
11,239 Sun Communities, Inc. 1,347,668
15,760 UMH Properties, Inc. 238,606
Total 5,928,484
Telecom Tower REITs   8.6%
45,262 American Tower Corporation 7,403,505
39,617 Crown Castle, Inc. 3,000,196
9,663 SBA Communications Corporation 1,705,133
Total 12,108,834
Timber REITs   1.1%
66,304 Weyerhaeuser Company 1,587,318
Total 1,587,318
Total Common Stock
(cost $90,897,110) 139,739,204
Shares or
Principal
Amount Short-Term Investments 0.7% Value
Federal Home Loan Bank Discount
Notes
100,000 3.605%, 7/22/2026
b,c
99,779
State Street Institutional U.S.
Government Money Market
Fund
852,398 3.585%
b
852,398
Total Short-Term Investments
(cost $952,188) 952,177
Total Investments (cost
$91,849,298) 99.8% $140,691,381
Other Assets and Liabilities, Net
0.2% 326,477
Total Net Assets 100.0% $141,017,858
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 48,699,674
Gross unrealized depreciation (841,134)
Net unrealized appreciation (depreciation) $ 47,858,540
Cost for federal income tax purposes $ 92,839,240

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 260,733 260,733 – –
Data Center REITs 14,755,192 14,755,192 – –
Diversified REITs 3,709,080 3,709,080 – –
Financials 196,544 196,544 – –
Health Care REITs 24,560,158 24,560,158 – –
Hotel & Resort REITs 3,148,468 3,148,468 – –
Industrial REITs 17,385,637 17,385,637 – –
Multi-Family Residential REITs 11,041,618 11,041,618 – –
Office REITs 2,110,204 2,110,204 – –
Other Specialized REITs 10,046,048 10,046,048 – –
Real Estate Services 1,177,572 1,177,572 – –
Retail REITs 23,283,062 23,283,062 – –
Self-Storage REITs 8,440,252 8,440,252 – –
Single-Family Residential REITs 5,928,484 5,928,484 – –
Telecom Tower REITs 12,108,834 12,108,834 – –
Timber REITs 1,587,318 1,587,318 – –
Short-Term Investments 952,177 852,398 99,779 –
Subtotal Investments in Securities $140,691,381 $140,591,602 $99,779 $–
Total Investments at Value $140,691,381
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,399 6,399 – –
Total Asset Derivatives $6,399 $6,399 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $99,779 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 26 September 2026 $ 974,874 $ 6,399
Total Futures Long Contracts $ 974,874 $ 6,399
Total Futures Contracts $ 974,874 $6,399
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Real Estate Securities
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 6,399
Total Equity Contracts 6,399
Total Asset Derivatives $6,399
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for Real
Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $54,123
Total Equity Contracts
54,123
Total $54,123
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $16,090
Total Equity Contracts 16,090
Total $16,090
The following table presents Real Estate Securities Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $919,413

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.1% Value
Asset-Backed Securities   12.8%
ACHV ABS Trust
$ 49,298
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 49,397
243,390
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
243,742
Affirm Master Trust
2,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
2,509,495
Annisa CLO, Ltd.
456,372
5.175%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
456,364
Avis Budget Rental Car Funding
AESOP, LLC
810,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
812,283
3,550,000
4.400%,  2/20/2032, Ser.
2025-4A, Class A
a
3,475,942
Carlyle US CLO, Ltd.
1,050,000
5.075%,  (TSFR3M +
1.400%), 4/20/2031, Ser.
2019-1A, Class A2R2
a,b
1,051,050
CarVal CLO I, Ltd.
2,800,000
5.530%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
2,804,404
CarVal CLO III, Ltd.
3,000,000
5.075%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
3,000,192
CarVal CLO IX-C, Ltd.
750,000
4.980%,  (TSFR3M +
1.320%), 4/20/2037, Ser.
2024-1A, Class AR
a,b
756,464
Chenango Park CLO, Ltd.
2,180,000
5.473%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
2,181,840
Commonbond Student Loan Trust
92,998
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
89,168
142,861
4.263%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
141,756
Dryden 61 CLO, Ltd.
1,750,000
5.260%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
1,750,486
Dryden 72 CLO, Ltd.
1,100,000
5.301%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,100,656
Education Funding Trust
566,682
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
540,662
Foundation Finance Trust
494,829
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
471,936
1,321,367
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
1,357,249
143,453
5.500%,  12/15/2049, Ser.
2024-1A, Class A
a
144,839
Principal
Amount Long-Term Fixed Income  99.1% Value
Asset-Backed Securities   12.8% - continued
Hertz Vehicle Financing III, LLC
$ 2,355,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
$ 2,354,629
1,350,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
1,351,459
HOMES Trust
2,262,578
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,c
2,247,233
563,326
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,c
556,156
KKR Static CLO I, Ltd.
411,009
4.655%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
410,897
1,500,000
5.125%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,499,170
Lendbuzz Securitization Trust
821,892
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
822,510
Madison Park Funding XXIV, Ltd.
1,618
5.225%,  (TSFR3M +
1.550%), 10/20/2029, Ser.
2016-24A, Class BR2
a,b
1,618
Marathon CLO, Ltd.
2,250,000
5.223%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
2,250,144
National Collegiate Trust
258,489
3.994%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
253,590
Navient Refinance Loan Trust
2,260,476
4.500%,  1/18/2056, Ser.
2026-A, Class A
a
2,228,303
Navient Student Loan Trust
1,005,671
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
974,044
Neuberger Berman Loan Advisers
CLO 35, Ltd.
1,984,171
4.725%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
1,985,477
Neuberger Berman Loan Advisers
LaSalle Street Lending CLO II,
Ltd.
2,500,000
5.015%,  (TSFR3M +
1.340%), 4/20/2038, Ser.
2024-2A, Class A1R
a,b
2,503,815
OneMain Financial Issuance Trust
1,508,631
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
1,491,894
Pagaya AI Debt Grantor Trust
292,587
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
292,882
822,104
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
823,462
1,362,555
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
1,364,920
1,068,338
4.497%,  4/15/2033, Ser.
2025-6, Class A2
a
1,060,911
1,500,000
5.241%,  12/15/2033, Ser.
2026-3, Class A2
a
1,498,930

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Asset-Backed Securities   12.8% - continued
$ 1,475,000
5.245%,  1/16/2034, Ser.
2026-4, Class A2
a
$ 1,472,951
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
920,953
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
921,511
Palmer Square Loan Funding, Ltd.
1,450,000
5.100%,  (TSFR3M +
1.450%), 8/8/2032, Ser. 2024-
3A, Class BR
a,b
1,448,449
810,197
4.493%,  (TSFR3M +
0.820%), 10/15/2032, Ser.
2024-1A, Class A1R
a,b
809,590
1,250,000
4.823%,  (TSFR3M +
1.150%), 10/15/2032, Ser.
2024-1A, Class A2R
a,b
1,247,184
2,000,000
4.823%,  (TSFR3M +
1.150%), 1/15/2033, Ser.
2024-2A, Class A2R
a,b
1,998,620
2,000,000
4.851%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
1,997,984
2,250,000
5.073%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b
2,250,335
1,500,000
4.660%,  (TSFR3M +
0.950%), 1/15/2034, Ser.
2025-3A, Class A1
a,b
1,499,430
PPM CLO 2, Ltd.
3,750,000
4.830%,  (TSFR3M +
1.150%), 4/16/2037, Ser.
2019-2A, Class AR3
a,b
3,748,264
PPM CLO 6-R, Ltd.
2,500,000
5.065%,  (TSFR3M +
1.390%), 1/20/2037, Ser.
2022-6RA, Class A1RR
a,b
2,502,795
Silver Point CLO 4, Ltd.
1,250,000
4.969%,  (TSFR3M +
1.310%), 4/15/2037, Ser.
2024-4A, Class A1R
a,b
1,252,211
SoFi Consumer Loan Program
Trust
248,218
4.240%,  8/25/2035, Ser.
2025-4, Class A
a
247,915
Sycamore Tree CLO, Ltd.
2,000,000
4.885%,  (TSFR3M +
1.260%), 4/20/2037, Ser.
2023-3A, Class A1R2
a,b
2,001,424
Tesla Lease Electric Vehicle
Securitization, LLC
1,592,142
4.370%,  5/21/2029, Ser.
2025-A, Class A4
a
1,588,796
Towd Point Asset Trust
376,784
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
367,371
Tricon Trust
1,750,000
4.903%,  (TSFR1M +
1.300%), 6/17/2043, Ser.
2026-SFR2, Class A
a,b
1,751,976
Principal
Amount Long-Term Fixed Income  99.1% Value
Asset-Backed Securities   12.8% - continued
Trinitas CLO, Ltd.
$ 2,200,000
4.805%,  (TSFR3M +
1.130%), 7/20/2034, Ser.
2021-16A, Class A1R
a,b
$ 2,198,495
Total 78,215,270
Basic Materials   1.5%
Anglo American Capital plc
1,000,000 4.625%,  3/19/2031
a
985,304
Eastman Chemical Company
300,000 5.000%,  8/1/2029 301,719
975,000 4.500%,  2/20/2031 956,433
Ecolab, Inc.
1,125,000 4.600%,  6/15/2029 1,126,700
Georgia-Pacific, LLC
825,000 4.400%,  6/30/2028
a
822,012
1,200,000 4.600%,  5/15/2031
a
1,189,950
Glencore Funding, LLC
1,000,000 6.125%,  10/6/2028
a
1,028,461
International Flavors & Fragrances,
Inc.
196,000 1.832%,  10/15/2027
a
189,265
Mosaic Company
1,250,000 4.350%,  1/15/2029 1,238,686
Nutrien, Ltd.
1,000,000 4.850%,  5/29/2031 999,037
SNF Group SACA
500,000 5.626%,  3/31/2031
a
505,608
Total 9,343,175
Capital Goods   1.7%
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,106,049
Amcor Flexibles North America,
Inc.
1,050,000 4.250%,  3/8/2029 1,040,276
Amrize Finance US, LLC
535,000 4.700%,  4/7/2028 535,739
Boeing Company
650,000 6.259%,  5/1/2027 658,632
Deere Funding Canada
Corporation
1,400,000 4.150%,  10/9/2030 1,375,654
Honeywell Aerospace, Inc.
1,350,000 4.000%,  3/16/2029
a
1,331,559
Howmet Aerospace, Inc.
1,100,000 3.000%,  1/15/2029 1,058,787
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 253,749
Jacobs Solutions, Inc.
1,150,000 4.750%,  3/3/2031 1,139,368
Spirit AeroSystems, Inc.
1,925,000 4.600%,  6/15/2028 1,917,717
Total 10,417,530
Collateralized Mortgage Obligations   15.6%
A&D Mortgage Trust
1,659,287
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,c
1,657,114

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Collateralized Mortgage Obligations   15.6% -
continued
$ 1,172,203
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
$ 1,170,738
ACRA Trust
2,100,000
5.573%,  6/25/2066, Ser.
2026-NQM1, Class A1
a,b
2,099,170
1,505,841
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
1,505,740
Archwest Mortgage Trust
1,278,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,c
1,271,587
2,125,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,c
2,120,560
Aspire Mortgage Trust
1,000,000
5.459%,  5/25/2066, Ser.
2026-3, Class A1
a
998,883
Banc of America Funding Trust
62,805
6.240%,  1/25/2035, Ser.
2004-D, Class 4A1
b
63,737
390,215
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 388,668
Bear Stearns ARM Trust
65,869
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
63,664
Bellemeade Re, Ltd.
364,672
5.178%,  (SOFR30A +
1.550%), 10/25/2035, Ser.
2025-1, Class M1A
a,b
364,724
BRAVO Residential Funding Trust
1,665,111
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
1,647,042
Builder Circle Mortgage Trust
1,550,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a
1,557,750
CFST Mortgage Trust
800,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
802,699
Chase Home Lending Mortgage
Trust
1,538,343
5.500%,  10/25/2055, Ser.
2024-10, Class A3
a,b
1,534,317
CHNGE Mortgage Trust
1,155,110
4.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,094,601
639,983
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
637,973
1,716,998
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,675,526
1,106,443
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
1,102,929
647,000
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
644,955
Citigroup Mortgage Loan Trust,
Inc.
370,498
4.878%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
356,560
CLIP Trust
1,369,708
5.221%,  5/25/2071, Ser.
2026-NQM1, Class A1
a,b
1,361,714
Principal
Amount Long-Term Fixed Income  99.1% Value
Collateralized Mortgage Obligations   15.6% -
continued
COLT Mortgage Loan Trust
$ 1,419,457
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
$ 1,284,191
Countrywide Alternative Loan Trust
125,305
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 76,342
132,023
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 103,042
Credit Suisse Mortgage Capital
Certificates
2,147,304
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
1,888,796
Cross Mortgage Trust
2,374,800
4.699%,  2/25/2061, Ser.
2026-NQM1, Class A1
a,b
2,340,177
2,081,402
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,c
2,055,157
Deephaven Residential Mortgage
Trust
1,599,483
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,471,685
1,648,288
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
1,456,999
Federal Home Loan Mortgage
Corporation - REMIC
620,545
4.500%,  8/25/2052, Ser.
5582, Class LA 612,371
74,145
5.500%,  7/25/2049, Ser.
5417, Class D 74,065
Federal National Mortgage
Association - REMIC
2,103,061
5.000%,  6/25/2051, Ser.
2025-69, Class E 2,096,208
777,534
4.000%,  7/25/2053, Ser.
2024-76, Class DA 766,484
Flagstar Mortgage Trust
1,129,619
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,016,729
GCAT Trust
1,140,754
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,042,537
712,528
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
710,798
GMAC Mortgage Corporation
Loan Trust
23,542
4.263%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
10,534
GS Mortgage-Backed Securities
Trust
1,572,900
5.038%,  1/25/2066, Ser.
2025-DSC2, Class A1
a,c
1,558,036
1,024,714
5.000%,  4/25/2056, Ser.
2025-PJ10, Class A5
a,b
1,013,159
160,381
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
155,886
GSAA Home Equity Trust
68,249
5.713%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
128,627
814,333
4.016%,  8/25/2034, Ser.
2004-10, Class M2
b
770,612

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Collateralized Mortgage Obligations   15.6% -
continued
J.P. Morgan Alternative Loan Trust
$ 446,737
4.779%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
$ 330,583
J.P. Morgan Mortgage Trust
240,750
4.938%,  6/25/2056, Ser.
2025-12MPR, Class A1B
a,c
239,570
MFA Trust
1,648,756
5.229%,  8/25/2070, Ser.
2025-NQM4, Class A1
a,b
1,639,823
792,820
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,c
794,005
1,460,633
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
1,428,610
Morgan Stanley Residential
Mortgage Loan Trust
2,814,551
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
2,797,822
956,531
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
956,408
788,635
6.000%,  6/25/2053, Ser.
2023-2, Class A4
a,b
788,185
1,702,707
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
1,694,278
1,170,948
5.216%,  9/25/2070, Ser.
2025-NQM8, Class A2
a,c
1,156,041
1,401,127
4.809%,  12/25/2070, Ser.
2026-NQM1, Class A1
a,b
1,381,758
NYMT Loan Trust
1,454,146
5.254%,  10/25/2060, Ser.
2025-INV2, Class A2
a,c
1,436,393
OBX Trust
2,100,000
5.470%,  4/25/2066, Ser.
2026-NQM9, Class A1
a,b,e
2,099,191
590,623
5.396%,  7/27/2065, Ser.
2025-NQM15, Class A2
a,c
587,291
1,532,799
5.000%,  10/25/2055, Ser.
2025-J3, Class A5
a,b
1,517,019
PRET Trust
1,765,538
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,c
1,707,390
PRET, LLC
2,066,464
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c
2,050,306
1,965,033
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,c
1,965,410
1,236,754
5.693%,  5/25/2056, Ser.
2026-NPL6, Class A1
a,c
1,235,653
PRPM Trust
1,400,000
5.206%,  1/25/2056, Ser.
2026-RCF1, Class A2
a,c
1,388,315
PRPM, LLC
1,459,013
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
1,436,964
818,956
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
819,384
2,127,484
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,c
2,119,445
884,034
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,c
878,834
2,300,000
6.299%,  6/25/2031, Ser.
2026-4, Class A1
a,c
2,300,260
Principal
Amount Long-Term Fixed Income  99.1% Value
Collateralized Mortgage Obligations   15.6% -
continued
RCO IX Mortgage, LLC
$ 1,522,095
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
$ 1,522,047
1,259,055
5.765%,  5/25/2031, Ser.
2026-2, Class A1
a,c
1,256,882
Roc Mortgage Trust
1,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
1,501,089
2,000,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,c
2,000,772
SG Residential Mortgage Trust
1,669,746
4.782%,  1/25/2066, Ser.
2026-1, Class A1
a,b
1,648,584
Terwin Mortgage Trust
253,450
5.263%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
253,045
Toorak Mortgage Trust
1,189,092
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,189,925
1,200,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
1,201,070
TRK Trust
1,472,917
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
1,372,331
988,028
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
881,642
Verus Securitization Trust
2,156,449
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,c
2,155,155
942,162
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
836,683
VOLT CII, LLC
115,292
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
115,312
Total 95,436,561
Commercial Mortgage-Backed Securities   2.4%
BANK
978,794
3.623%,  4/15/2052, Ser.
2019-BN17, Class ASB 965,376
500,000
4.467%,  8/15/2061, Ser.
2018-BN13, Class AS
b
491,339
BBCMS Mortgage Trust
1,750,000
5.659%,  5/15/2058, Ser.
2025-5C34, Class A3 1,793,283
Benchmark Mortgage Trust
1,775,000
5.075%,  9/15/2058, Ser.
2025-V17, Class A3 1,785,369
CoreVest American Finance Trust
975,000
5.364%,  6/15/2059, Ser.
2026-1, Class A
a
978,727
Home Partners of America Trust
1,951,307
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,925,407
Progress Residential Trust
2,358,468
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,353,912
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
2,106,261

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Commercial Mortgage-Backed Securities   2.4%
- continued
Tricon Residential Trust
$ 1,195,345
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
$ 1,186,298
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,255,982
Total 14,841,954
Communications Services   2.9%
American Tower Corporation
1,200,000 5.500%,  3/15/2028 1,216,967
AppLovin Corporation
1,350,000 5.375%,  12/1/2031 1,368,830
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,250,000 4.750%,  3/1/2030
a
1,185,189
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,250,000 4.200%,  3/15/2028 1,233,589
1,025,000 6.100%,  6/1/2029 1,050,034
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 742,164
750,000 4.900%,  9/1/2029 752,636
Discovery Global Holdings, Inc.
569,000 3.755%,  3/15/2027 564,018
Meta Platforms, Inc.
1,350,000 4.550%,  5/15/2031 1,342,736
NTT Finance Corporation
850,000 4.741%,  3/31/2028
a,e
850,373
Orange SA
550,000 4.000%,  1/13/2029
a
542,592
SBA Communications Corporation
704,000 3.875%,  2/15/2027 700,007
Space Exploration Technologies
Corporation
1,550,000 5.350%,  7/15/2031
a
1,545,962
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,902,007
T-Mobile USA, Inc.
1,875,000 4.850%,  1/15/2029 1,886,440
Total 17,883,544
Consumer Cyclical   4.4%
American Honda Finance
Corporation
1,000,000 4.900%,  7/9/2027 1,004,111
500,000 4.450%,  10/22/2027 499,284
1,200,000 5.650%,  11/15/2028 1,225,484
Carnival Corporation, Ltd.
1,000,000 5.750%,  3/15/2030
a
1,012,338
Daimler Truck Finance North
America, LLC
725,000 4.300%,  8/12/2027
a
723,465
Darden Restaurants, Inc.
1,000,000 4.350%,  10/15/2027 996,794
Denso Corporation
1,250,000 4.282%,  9/17/2030
a
1,229,543
Ford Motor Credit Company, LLC
600,000 5.125%,  11/5/2026 600,706
Principal
Amount Long-Term Fixed Income  99.1% Value
Consumer Cyclical   4.4% - continued
$ 1,125,000 5.800%,  3/5/2027 $ 1,130,811
1,500,000 5.113%,  5/3/2029 1,489,555
General Motors Company
850,000 5.350%,  4/15/2028 858,606
General Motors Financial
Company, Inc.
550,000 5.400%,  5/8/2027 554,165
1,100,000 5.350%,  7/15/2027 1,109,317
1,100,000 5.050%,  4/4/2028 1,106,599
1,000,000 5.800%,  1/7/2029 1,024,176
Hyundai Capital America
1,100,000 5.300%,  3/19/2027
a
1,106,655
1,275,000 4.875%,  6/23/2027
a
1,279,865
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 943,676
950,000 5.625%,  6/15/2028 961,335
Royal Caribbean Cruises, Ltd.
1,800,000 5.500%,  4/1/2028
a
1,816,928
Stellantis Finance US, Inc.
1,750,000 5.350%,  3/17/2028
a
1,754,274
Stellantis Financial Services US
Corporation
425,000 5.400%,  9/15/2030
a
416,392
Toyota Motor Credit Corporation
640,000 4.950%,  1/9/2030 647,346
Uber Technologies, Inc.
1,400,000 4.150%,  1/15/2031 1,367,080
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,106,812
1,250,000 4.450%,  9/11/2027
a
1,245,869
Total 27,211,186
Consumer Non-Cyclical   6.0%
Abbott Laboratories
975,000 4.000%,  3/15/2031 950,188
AbbVie, Inc.
1,050,000 4.125%,  3/15/2031 1,027,452
Altria Group, Inc.
365,000 4.875%,  2/4/2028 366,797
1,100,000 6.200%,  11/1/2028 1,138,047
Amgen, Inc.
825,000 5.150%,  3/2/2028 832,862
BAT International Finance plc
1,100,000 5.931%,  2/2/2029 1,133,775
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,251,997
Bunge, Ltd. Finance Corporation
1,300,000 4.100%,  1/7/2028 1,292,539
1,000,000 3.200%,  4/21/2031 933,022
Cargill, Inc.
600,000 4.125%,  10/23/2030
a
587,592
Cencora, Inc.
900,000 3.950%,  2/13/2029 884,721
1,075,000 4.250%,  11/15/2030
f
1,053,027
Cigna Group
1,425,000 4.500%,  9/15/2030 1,416,082
Conagra Brands, Inc.
1,250,000 4.850%,  11/1/2028 1,252,100

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Consumer Non-Cyclical   6.0% - continued
Constellation Brands, Inc.
$ 1,000,000 4.850%,  5/6/2031 $ 999,713
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
1,250,000 5.600%,  1/15/2031
a
1,215,915
CVS Health Corporation
1,500,000 5.400%,  6/1/2029 1,532,645
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,122,085
Gilead Sciences, Inc.
850,000 4.600%,  5/20/2031 847,281
Hasbro, Inc.
425,000 4.650%,  3/12/2031 419,657
HCA, Inc.
1,400,000 5.000%,  3/1/2028 1,407,774
Illumina, Inc.
500,000 4.650%,  9/9/2026 500,161
Imperial Brands Finance plc
825,000 4.500%,  6/30/2028
a
822,901
Mars, Inc.
900,000 4.600%,  3/1/2028
a
901,595
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,350,000 5.000%,  6/15/2031
a
1,343,511
Novartis Capital Corporation
650,000 4.400%,  3/18/2031 645,222
Philip Morris International, Inc.
900,000 4.125%,  4/28/2028 895,178
375,000 4.875%,  2/13/2029 377,838
Roche Holdings, Inc.
1,750,000 4.075%,  12/2/2030
a
1,715,641
Royalty Pharma plc
1,775,000 4.450%,  3/25/2031 1,745,326
Stryker Corporation
1,100,000 4.700%,  2/10/2028 1,102,950
Teva Pharmaceutical Finance
Netherlands III BV
1,350,000 5.125%,  5/9/2029
f
1,349,545
Thermo Fisher Scientific, Inc.
2,150,000 4.215%,  2/12/2031 2,111,359
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,643,225
Total 36,819,723
Energy   2.8%
Cheniere Energy Partners, LP
2,000,000 4.500%,  10/1/2029 1,986,678
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
925,544
740,000 6.042%,  8/15/2028
a
758,803
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,625,786
Energy Transfer, LP
1,100,000 5.250%,  7/1/2029 1,115,686
Helmerich & Payne, Inc.
1,300,000 4.650%,  12/1/2027 1,297,622
Kinder Morgan, Inc.
700,000 5.100%,  8/1/2029 708,839
Principal
Amount Long-Term Fixed Income  99.1% Value
Energy   2.8% - continued
$ 1,050,000 5.150%,  6/1/2030 $ 1,067,584
National Fuel Gas Company
500,000 4.750%,  5/15/2029 498,654
900,000 5.500%,  3/15/2030 915,988
ONEOK, Inc.
1,000,000 4.250%,  9/24/2027 996,286
500,000 5.650%,  11/1/2028 510,290
Repsol E&P Capital Markets US,
LLC
525,000 4.805%,  9/16/2028
a
525,853
Shell Finance US, Inc.
750,000 4.125%,  11/6/2030 736,447
South Bow USA Infrastructure
Holdings, LLC
700,000 4.911%,  9/1/2027 701,772
TransCanada PipeLines, Ltd.
400,000 6.125%,  10/17/2056
b,f
404,434
Williams Companies, Inc.
1,100,000 4.625%,  6/30/2030 1,094,626
Total 16,870,892
Financials   32.8%
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,b
1,103,874
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a,f
1,132,198
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
900,000 6.100%,  1/15/2027 906,656
665,000 6.450%,  4/15/2027 673,483
850,000 4.125%,  2/28/2029 837,675
1,075,000 4.625%,  9/10/2029 1,069,993
Aircastle, Ltd./Aircastle Ireland
DAC
1,100,000 5.000%,  5/15/2031
a
1,089,934
Ally Financial, Inc.
600,000 5.737%,  5/15/2029
b
608,266
American Express Company
1,250,000 5.098%,  2/16/2028
b
1,254,977
500,000 5.043%,  7/26/2028
b
502,843
1,100,000 4.731%,  4/25/2029
b
1,102,833
365,000 5.085%,  1/30/2031
b
369,376
American Homes 4 Rent, LP
425,000 4.950%,  6/15/2030 426,149
American International Group, Inc.
750,000 4.850%,  5/7/2030 753,752
ANZ New Zealand International,
Ltd./London
750,000 4.000%,  1/22/2029
a
739,906
Apollo Debt Solutions BDC
1,370,000 6.900%,  4/13/2029 1,406,097
Ares Capital Corporation
800,000 2.150%,  7/15/2026 799,186
1,000,000 5.550%,  1/15/2030 994,409
Ares Strategic Income Fund
600,000 5.700%,  3/15/2028 599,104
875,000 5.600%,  2/15/2030 859,875
Arthur J. Gallagher & Company
450,000 4.600%,  12/15/2027 450,778
450,000 4.850%,  12/15/2029 453,286

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Financials   32.8% - continued
Associated Banc-Corp
$ 700,000 6.455%,  8/29/2030
b
$ 720,432
Atlas Warehouse Lending
Company, LP
1,575,000 4.625%,  11/15/2028
a
1,553,805
AvalonBay Communities, Inc.
1,250,000 4.350%,  12/1/2030 1,235,672
Aviation Capital Group, LLC
725,000 4.750%,  4/14/2027
a
725,755
1,100,000 4.800%,  10/24/2030
a
1,089,181
Avolon Holdings Funding, Ltd.
600,000 4.950%,  1/15/2028
a
601,338
1,050,000 5.375%,  5/30/2030
a
1,060,430
Banco Bilbao Vizcaya Argentaria
SA
800,000 4.150%,  3/3/2029 788,296
Banco Santander SA
600,000 4.175%,  3/24/2028
b
598,340
1,000,000 5.365%,  7/15/2028
b
1,008,033
600,000 4.551%,  11/6/2030 590,416
Bank of America Corporation
2,000,000 4.477%,  4/23/2030
b
1,987,387
Bank of New York Mellon
Corporation
750,000 6.317%,  10/25/2029
b
777,343
650,000 4.026%,  1/22/2030
b
640,947
1,200,000 5.625%,  3/20/2031
b,f,g
1,197,707
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a,f
1,810,643
Bank of Nova Scotia
1,000,000 4.404%,  9/8/2028
b
998,548
1,050,000 4.043%,  9/15/2028
b,f
1,043,913
550,000 4.247%,  2/2/2030
b
543,224
Banque Federative du Credit
Mutuel SA
1,500,000 4.541%,  1/15/2031
a
1,475,229
Barclays plc
500,000 2.279%,  11/24/2027
b
495,641
550,000 5.674%,  3/12/2028
b
554,433
850,000 4.837%,  9/10/2028
b
851,471
1,100,000 5.086%,  2/25/2029
b
1,105,803
1,100,000 4.219%,  5/24/2030
b
1,081,354
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
575,000 5.400%,  6/3/2031
a
581,900
Blackstone Private Credit Fund
600,000 4.950%,  9/26/2027 597,367
1,050,000 5.050%,  9/10/2030 1,004,783
Blackstone Reg Finance
Company, LLC
600,000 4.300%,  11/3/2030 589,401
Blackstone Secured Lending Fund
900,000 5.350%,  4/13/2028 897,054
1,000,000 5.125%,  1/31/2031 957,849
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 646,764
1,100,000 6.600%,  9/15/2029 1,107,077
Blue Owl Technology Finance
Corporation
1,025,000 6.750%,  4/4/2029
f
1,029,888
Principal
Amount Long-Term Fixed Income  99.1% Value
Financials   32.8% - continued
BNP Paribas SA
$ 1,750,000 4.892%,  6/30/2030
a,b
$ 1,749,758
Brookfield Asset Management,
Ltd.
650,000 4.832%,  4/15/2031 643,894
CaixaBank SA
1,100,000 4.634%,  7/3/2029
a,b,f
1,098,821
Canadian Imperial Bank of
Commerce
1,100,000 4.857%,  3/30/2029
b
1,104,284
1,100,000 4.283%,  1/29/2030
b
1,087,860
Capital One Financial Corporation
1,050,000 4.493%,  9/11/2031
b
1,030,254
Capital One NA
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,309,981
Centene Corporation
1,085,000 4.250%,  12/15/2027 1,079,302
1,200,000 4.625%,  12/15/2029 1,164,055
Charles Schwab Corporation
1,250,000 6.100%,  6/1/2031
b,g
1,250,275
1,500,000 4.343%,  11/14/2031
b
1,475,193
Citadel Finance, LLC
600,000 4.750%,  2/14/2029
a
590,596
Citadel Securities Global Holdings,
LLC
365,000 5.500%,  6/18/2030
a
369,663
Citadel, LP
1,450,000 6.000%,  1/23/2030
a
1,490,826
Citigroup, Inc.
1,025,000 4.643%,  5/7/2028
b
1,025,635
650,000 5.174%,  2/13/2030
b
656,935
1,400,000 4.503%,  9/11/2031
b
1,381,774
Citizens Bank NA/Providence, RI
750,000 4.192%,  1/29/2029
b
743,901
Citizens Financial Group, Inc.
900,000 5.253%,  3/5/2031
b
909,605
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 993,507
Corebridge Global Funding
1,425,000 4.650%,  8/20/2027
a
1,426,535
1,000,000 4.800%,  5/29/2029
a
998,296
Cousins Properties, LP
1,000,000 5.250%,  7/15/2030 1,010,608
Credit Agricole SA
1,000,000 4.631%,  9/11/2028
a,b
999,688
550,000 5.230%,  1/9/2029
a,b
554,285
725,000 6.316%,  10/3/2029
a,b
748,653
Credit Suisse Group AG
990,000 7.500%,  N/A
*,h
237,600
Deutsche Bank AG/New York, NY
700,000 4.999%,  9/11/2030
b
702,695
800,000 4.950%,  8/4/2031
b
797,192
DNB Bank ASA
1,000,000 4.832%,  3/30/2032
a,b
996,434
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,550,000 5.950%,  9/17/2030
a
1,484,780

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Financials   32.8% - continued
EPR Properties
$ 1,875,000 4.950%,  4/15/2028 $ 1,874,807
First Horizon Bank
1,480,000 5.750%,  5/1/2030 1,503,022
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,222,436
1,100,000 5.097%,  7/13/2029
b
1,101,519
Fortitude Group Holdings, LLC
1,400,000 6.250%,  4/1/2030
a
1,430,025
Franklin BSP Capital Corporation
1,000,000 6.000%,  10/2/2030
a
965,985
GATX Corporation
750,000 5.400%,  3/15/2027 754,226
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 554,706
Goldman Sachs Group, Inc.
1,250,000 3.615%,  3/15/2028
b
1,241,789
1,100,000 4.482%,  8/23/2028
b
1,098,955
1,600,000 4.148%,  1/21/2029
b
1,586,227
950,000 4.153%,  10/21/2029
b
936,605
1,100,000 6.484%,  10/24/2029
b
1,141,039
650,000 5.218%,  4/23/2031
b
656,478
Goldman Sachs Private Credit
Corporation
250,000 5.050%,  2/23/2028 248,648
450,000 5.875%,  5/6/2028
f
452,347
Healthcare Realty Holdings, LP
625,000 3.100%,  2/15/2030 588,210
Highwoods Realty, LP
1,059,000 4.200%,  4/15/2029 1,035,899
Host Hotels & Resorts, LP
650,000 4.250%,  12/15/2028 643,066
HPS Corporate Lending Fund
825,000 5.300%,  6/5/2027 825,641
950,000 4.900%,  9/11/2028 931,142
HSBC Holdings plc
850,000 5.130%,  11/19/2028
b
855,624
750,000 4.899%,  3/3/2029
b
752,851
1,050,000 4.398%,  3/10/2030
b
1,038,865
1,400,000 4.711%,  5/12/2030
b
1,394,047
Huntington Bank Auto Credit-
Linked Notes
103,720
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
104,157
ING Groep NV
1,000,000 4.017%,  3/28/2028
b
996,281
1,100,000 4.858%,  3/25/2029
b
1,104,261
JPMorgan Chase & Company
1,150,000 5.571%,  4/22/2028
b
1,159,587
1,250,000 4.979%,  7/22/2028
b
1,255,482
800,000 4.851%,  7/25/2028
b
802,323
1,000,000 6.100%,  7/1/2031
b,g
1,012,660
1,250,000 4.347%,  1/22/2032
b
1,224,476
KeyCorp
1,500,000 5.121%,  4/4/2031
b
1,511,639
KeyCorp Capital I
1,250,000
4.727%,  (TSFR3M +
1.002%), 7/1/2028
b
1,231,683
Lincoln Financial Global Funding
500,000 5.300%,  1/13/2030
a
505,252
Principal
Amount Long-Term Fixed Income  99.1% Value
Financials   32.8% - continued
Lloyds Banking Group plc
$ 1,125,000 5.462%,  1/5/2028
b
$ 1,130,731
1,000,000 3.750%,  3/18/2028
b
994,804
600,000 5.087%,  11/26/2028
b
604,117
LPL Holdings, Inc.
900,000 5.200%,  3/15/2030 905,889
M&T Bank Corporation
750,000 3.500%,  9/1/2026
b,g
744,344
Macquarie AirFinance Holdings,
Ltd.
1,035,000 6.400%,  3/26/2029
a
1,065,375
700,000 5.150%,  3/17/2030
a
698,055
Manufacturers & Traders Trust
Company
1,000,000 4.548%,  4/18/2030
b
993,275
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a
1,106,882
Met Tower Global Funding
1,000,000 4.000%,  10/1/2027
a
994,510
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,118,745
Mitsubishi UFJ Financial Group,
Inc.
1,075,000 4.527%,  9/12/2031
b
1,061,148
Mizuho Financial Group, Inc.
1,275,000 4.711%,  7/8/2031
b
1,267,177
Morgan Stanley
1,125,000 5.652%,  4/13/2028
b
1,134,619
2,000,000 5.164%,  4/20/2029
b
2,015,764
465,000 5.449%,  7/20/2029
b
471,155
1,300,000 4.133%,  10/18/2029
b
1,282,255
Morgan Stanley Bank NA
1,100,000 5.016%,  1/12/2029
b
1,106,761
1,000,000 4.788%,  5/10/2030
b
1,000,988
Morgan Stanley Direct Lending
Fund
1,425,000 6.150%,  5/17/2029 1,439,543
National Bank of Canada
850,000 4.166%,  1/20/2029
b
844,389
NatWest Markets plc
1,000,000 4.174%,  11/6/2028
a
989,200
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,107,434
500,000 5.000%,  6/6/2029
a,f
506,352
Nippon Life Insurance Company
1,700,000 4.748%,  4/2/2031
a
1,693,064
Nomura Holdings, Inc.
1,300,000 5.594%,  7/2/2027 1,314,505
1,350,000 4.996%,  6/29/2029 1,353,243
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,107,346
Omega Healthcare Investors, Inc.
750,000 5.200%,  7/1/2030 753,655
Pinnacle Bank/Nashville, TN
1,845,000 5.625%,  2/15/2028 1,863,905
PNC Bank NA
1,100,000 4.429%,  7/21/2028
b
1,098,156
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
b,g
1,494,170

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Financials   32.8% - continued
$ 750,000 6.615%,  10/20/2027
b
$ 754,739
925,000 5.582%,  6/12/2029
b
941,785
Principal Life Global Funding II
1,000,000 4.800%,  1/9/2028
a
1,003,462
Protective Life Global Funding
1,000,000 4.827%,  4/14/2031
a
995,272
Prudential Financial, Inc.
1,700,000 4.500%,  9/15/2047
b,f
1,679,162
Regions Financial Corporation
300,000 5.722%,  6/6/2030
b
307,895
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,524,449
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
1,300,000 3.625%,  3/1/2029
a
1,250,472
Royal Bank of Canada
950,000 3.995%,  11/3/2028
b
943,787
1,075,000 4.498%,  8/6/2029
b
1,071,428
Santander Holdings USA, Inc.
750,000 2.490%,  1/6/2028
b
741,779
750,000 5.473%,  3/20/2029
b
757,255
850,000 5.040%,  6/5/2030
b
849,811
Skandinaviska Enskilda Banken
AB
1,750,000 4.500%,  9/3/2030
a
1,731,468
Societe Generale SA
1,000,000 5.500%,  4/13/2029
a,b
1,010,990
1,050,000 4.857%,  7/7/2029
a,b,e
1,049,592
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,b
989,727
750,000 5.688%,  5/14/2028
a,b
757,051
900,000 5.545%,  1/21/2029
a,b
910,680
State Street Corporation
1,300,000 5.684%,  11/21/2029
b
1,333,925
750,000 4.558%,  4/23/2032
b
741,411
Sumisho Air Lease Corporation
1,350,000 4.500%,  3/24/2029
a
1,338,546
Sumitomo Mitsui Financial Group,
Inc.
1,100,000 5.716%,  9/14/2028 1,124,096
Swedbank AB
1,300,000 4.898%,  3/30/2031
a
1,305,621
Toronto-Dominion Bank
1,450,000 4.861%,  1/31/2028 1,456,591
500,000 4.109%,  10/13/2028 494,812
TPG Operating Group II, LP
1,164,000 4.875%,  5/15/2031 1,147,568
Truist Bank
1,500,000 4.420%,  7/24/2028
b
1,498,257
Truist Financial Corporation
1,275,000 5.071%,  5/20/2031
b
1,286,889
750,000 4.597%,  1/27/2032
b
739,637
U.S. Bancorp
1,000,000 6.787%,  10/26/2027
b
1,007,294
500,000 4.548%,  7/22/2028
b
500,074
550,000 5.384%,  1/23/2030
b
559,346
1,000,000 5.100%,  7/23/2030
b
1,012,293
750,000 5.046%,  2/12/2031
b
757,166
UBS Group AG
1,100,000 6.327%,  12/22/2027
a,b
1,109,198
875,000 6.850%,  9/10/2029
a,b,g
891,375
Principal
Amount Long-Term Fixed Income  99.1% Value
Financials   32.8% - continued
$ 1,300,000 5.428%,  2/8/2030
a,b
$ 1,318,447
USB Realty Corporation
95,000
5.082%,  (TSFR3M +
1.409%), 1/15/2027
a,b,g
87,333
Voya Global Funding
900,000 4.600%,  11/24/2030
a,f
887,968
Wells Fargo & Company
850,000 3.526%,  3/24/2028
b
843,773
1,000,000 5.707%,  4/22/2028
b
1,008,995
1,750,000 4.970%,  4/23/2029
b
1,758,539
1,100,000 5.574%,  7/25/2029
b
1,118,581
1,050,000 4.078%,  9/15/2029
b
1,035,271
Westpac New Zealand, Ltd.
1,100,000 4.902%,  2/15/2028
a
1,106,519
Zions Bancorp NA
1,150,000 4.704%,  8/18/2028
b
1,148,074
850,000 4.483%,  2/9/2029
b
842,773
Total 200,929,651
Foreign Government   0.4%
Eagle Funding Luxco SARL
875,000 5.500%,  8/17/2030
a
878,544
NBN Company, Ltd.
700,000 4.000%,  10/1/2027
a
695,368
800,000 4.150%,  9/16/2030
a
785,170
Total 2,359,082
Mortgage-Backed Securities   0.2%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,225,000 5.000%,  7/1/2041
e
1,229,919
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
45,582
6.001%,  (RFUCCT1Y +
1.501%), 1/1/2043
b
46,743
Total 1,276,662
Technology   5.7%
Block, Inc.
1,550,000 5.625%,  8/15/2030
a
1,553,876
Broadcom, Inc.
1,275,000 4.200%,  10/15/2030 1,249,830
Dell International, LLC/EMC
Corporation
1,050,000 4.750%,  4/1/2028 1,052,965
1,200,000 4.750%,  7/15/2031 1,192,769
Equinix Europe 2 Financing
Corporation, LLC
1,500,000 4.600%,  11/15/2030 1,482,652
Fidelity National Information
Services, Inc.
460,000 4.550%,  3/10/2029 456,432
200,000 4.800%,  3/10/2031 197,813
Fiserv, Inc.
1,100,000 5.450%,  3/2/2028 1,110,768
1,800,000 4.550%,  2/15/2031 1,757,197
Foundry JV Holdco, LLC
2,000,000 5.500%,  1/25/2031
a
2,044,637

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Technology   5.7% - continued
Global Payments, Inc.
$ 700,000 4.550%,  3/15/2028 $ 696,829
Hewlett Packard Enterprise
Company
1,000,000 4.600%,  3/23/2029 998,434
1,400,000 4.400%,  10/15/2030 1,374,348
International Business Machines
Corporation
750,000 4.650%,  2/10/2028 751,736
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 998,947
Mastercard, Inc.
1,400,000 4.425%,  6/8/2029 1,398,125
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029
f
352,713
Mobility Global, Inc.
1,350,000 5.050%,  6/15/2029
a
1,352,322
Molex Electronic Technologies,
LLC
950,000 4.750%,  4/30/2028
a
950,927
NVIDIA Corporation
1,400,000 4.500%,  6/15/2031 1,395,043
Oracle Corporation
1,100,000 4.500%,  5/6/2028 1,092,814
900,000 4.800%,  8/3/2028 898,137
1,150,000 4.550%,  2/4/2029 1,133,685
875,000 4.200%,  9/27/2029 851,076
700,000 4.450%,  9/26/2030 675,756
PayPal Holdings, Inc.
500,000 4.450%,  3/6/2028
f
499,556
1,400,000 4.950%,  6/1/2031 1,400,017
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,217,020
Roper Technologies, Inc.
1,075,000 4.500%,  10/15/2029 1,068,151
Salesforce, Inc.
1,700,000 4.650%,  3/15/2029 1,699,119
Seagate Data Storage Technology,
Private Ltd.
500,000 4.091%,  6/1/2029
a
486,590
Verisk Analytics, Inc.
357,000 4.450%,  3/15/2031 349,572
Total 34,739,856
Transportation   1.5%
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,872,644
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,150,000 5.750%,  4/20/2029
a
1,152,233
Delta Air Lines, Inc.
1,100,000 4.950%,  7/10/2028 1,104,044
370,000 5.250%,  7/10/2030
f
374,036
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
757,021
1,000,000 4.700%,  4/30/2031
a
996,925
FedEx Freight Holding Company,
Inc.
1,850,000 4.650%,  3/15/2031
a
1,817,278
Ryder System, Inc.
925,000 4.850%,  6/15/2030 929,195
Principal
Amount Long-Term Fixed Income  99.1% Value
Transportation   1.5% - continued
United Airlines Holdings, Inc.
$ 500,000 4.875%,  3/1/2029 $ 494,143
Total 9,497,519
U.S. Government & Agencies   4.2%
U.S. Treasury Notes
16,575,000 4.000%,  10/31/2029 16,483,708
9,500,000 3.875%,  3/31/2031 9,364,922
Total 25,848,630
Utilities   4.2%
American Electric Power
Company, Inc.
1,050,000 5.800%,  3/15/2056
b
1,044,235
745,000 5.200%,  1/15/2029 756,277
American Water Capital
Corporation
1,350,000 4.625%,  6/1/2029 1,350,727
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,117,196
650,000 4.400%,  1/15/2031
f
639,013
Dominion Energy, Inc.
1,350,000 6.000%,  2/15/2056
b
1,355,976
DTE Energy Company
900,000 4.950%,  7/1/2027 904,448
950,000 5.100%,  3/1/2029 960,767
Evergy Kansas Central, Inc.
650,000 4.700%,  3/13/2028 651,066
Evergy, Inc.
1,400,000 4.250%,  3/15/2029 1,383,798
Eversource Energy
1,100,000 5.450%,  3/1/2028 1,112,394
Exelon Corporation
725,000 5.150%,  3/15/2028 731,776
Hydro One, Inc.
700,000 4.750%,  5/30/2031 701,331
ITC Holdings Corporation
1,300,000 4.875%,  4/15/2031
a
1,295,224
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.750%,  2/7/2028 1,104,466
1,100,000 4.800%,  3/15/2028 1,105,047
Nevada Power Company
725,000 6.250%,  5/15/2055
b
727,004
NextEra Energy Capital Holdings,
Inc.
725,000 4.685%,  9/1/2027 726,659
900,000 5.050%,  3/15/2030 911,560
NiSource, Inc.
750,000 5.750%,  7/15/2056
b
748,914
Southern Company
750,000 3.750%,  9/15/2051
b
747,440
Southern Power Company
400,000 4.250%,  10/1/2030 392,930
1,400,000 4.800%,  6/15/2031 1,396,061
Vistra Operations Company, LLC
600,000 5.050%,  12/30/2026
a
600,400
800,000 4.700%,  1/31/2031
a
783,985
500,000 5.000%,  4/30/2031
a
496,220

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.1% Value
Utilities   4.2% - continued
WEC Energy Group, Inc.
$ 700,000 4.750%,  1/15/2028 $ 701,731
Xcel Energy, Inc.
1,050,000 4.750%,  3/21/2028 1,052,966
Total 25,499,611
Total Long-Term Fixed Income
(cost $609,139,280) 607,190,846
Shares
Collateral Held for Securities
Loaned 1.6% Value
9,893,765 Thrivent Cash Management Trust 9,893,765
Total Collateral Held for
Securities Loaned
(cost $9,893,765) 9,893,765
Shares Preferred Stock 0.3% Value
Financials   0.3%
66,000 Citigroup Capital XIII, 10.295%
b
1,897,500
Total 1,897,500
Total Preferred Stock
(cost $1,821,600) 1,897,500
Shares or
Principal
Amount Short-Term Investments 0.4% Value
Federal Home Loan Bank Discount
Notes
100,000 3.590%, 7/22/2026
i,j
99,780
200,000 3.620%, 8/26/2026
i,j
198,841
State Street Institutional U.S.
Government Money Market
Fund
2,352,136 3.585%
i
2,352,136
Total Short-Term Investments
(cost $2,650,801) 2,650,757
Total Investments (cost
$623,505,446) 101.4% $621,632,868
Other Assets and Liabilities, Net
(1.4%) (8,856,574)
Total Net Assets 100.0% $612,776,294
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2026, the value of these investments was $287,560,922 or 46.9%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2026.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Short-
Term Bond Portfolio as of June 30, 2026 was $237,600 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG 12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Short-Term Bond Portfolio as of
June 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 9,574,469
Total lending $9,574,469
Gross amount payable upon return of
collateral for securities loaned $9,893,765
Net amounts due to counterparty $319,296
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,243,087
Gross unrealized depreciation (5,366,542)
Net unrealized appreciation (depreciation) $ (2,123,455)
Cost for federal income tax purposes $ 623,754,498
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Short-Term Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 78,215,270 – 78,215,270 –
Basic Materials 9,343,175 – 9,343,175 –
Capital Goods 10,417,530 – 10,417,530 –
Collateralized Mortgage Obligations 95,436,561 – 95,436,561 –
Commercial Mortgage-Backed Securities 14,841,954 – 14,841,954 –
Communications Services 17,883,544 – 17,883,544 –
Consumer Cyclical 27,211,186 – 27,211,186 –
Consumer Non-Cyclical 36,819,723 – 36,819,723 –
Energy 16,870,892 – 16,870,892 –
Financials 200,929,651 – 200,929,651 –
Foreign Government 2,359,082 – 2,359,082 –
Mortgage-Backed Securities 1,276,662 – 1,276,662 –
Technology 34,739,856 – 34,739,856 –
Transportation 9,497,519 – 9,497,519 –
U.S. Government & Agencies 25,848,630 – 25,848,630 –
Utilities 25,499,611 – 25,499,611 –
Preferred Stock
Financials 1,897,500 1,897,500 – –
Short-Term Investments 2,650,757 2,352,136 298,621 –
Subtotal Investments in Securities $611,739,103 $4,249,636 $607,489,467 $–
Other Investments  * Total
Collateral Held for Securities Loaned 9,893,765
Subtotal Other Investments $9,893,765
Total Investments at Value $621,632,868
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Short-Term Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,825 1,825 – –
Total Liability Derivatives $1,825 $1,825 $– $–

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Short-Term Bond Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $298,621 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 175 September 2026 $ 36,075,067 ( $ 1,825)
Total Futures Long Contracts $ 36,075,067 ( $ 1,825)
Total Futures Contracts $ 36,075,067 ($1,825)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Short-Term Bond Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,825
Total Interest Rate Contracts 1,825
Total Liability Derivatives $1,825
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Short-Term Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts ($494,009)
Total Interest Rate Contracts
(494,009)
Total ($494,009)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Short-Term Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $26,108
Total Interest Rate Contracts 26,108
Total $26,108
The following table presents Short-Term Bond Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $37,977,846

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $7,612 $36,499 $34,217 $9,894 9,894 1.6%
Total Collateral Held for Securities Loaned 7,612 9,894 1.6
Total Value $7,612 $9,894
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $31
Total Affiliated Income from Securities Loaned, Net $31
Total Value $– $– $–

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.9% Value
Consumer Discretionary   10.3%
13,017 Boot Barn Holdings, Inc.
a
$ 2,138,302
9,106 Installed Building Products, Inc. 2,092,923
48,646 Life Time Group Holdings, Inc.
a
1,986,703
2,074 Murphy USA, Inc. 1,117,616
26,283 Ollie's Bargain Outlet Holdings,
Inc.
a
2,020,637
12,837 SharkNinja, Inc.
a
1,954,690
8,252 Texas Roadhouse, Inc. 1,594,534
30,766 Universal Technical Institute, Inc.
a
1,315,862
8,557 Wynn Resorts, Ltd. 830,799
Total 15,052,066
Consumer Staples   3.8%
24,840 Chefs' Warehouse, Inc.
a
2,387,124
24,201 Turning Point Brands, Inc. 2,052,487
16,656 Vita Coco Company, Inc.
a
1,101,628
Total 5,541,239
Energy   1.3%
3,497 Gulfport Energy Corporation
a
593,441
11,878 Matador Resources Company 591,287
74,843 Patterson-UTI Energy, Inc. 687,058
Total 1,871,786
Financials   6.4%
5,620 Enova International, Inc.
a
1,352,903
7,068 Houlihan Lokey, Inc. 948,031
57,565 Old National Bancorp 1,490,934
25,601 Old Republic International
Corporation 1,047,593
20,990 Stock Yards Bancorp, Inc. 1,605,105
38,808 Triumph Financial, Inc.
a
2,961,438
Total 9,406,004
Health Care   18.5%
42,736 Alignment Healthcare, Inc.
a
1,017,544
42,571 BioLife Solutions, Inc.
a
1,202,205
16,504 BridgeBio Pharma, Inc.
a
1,229,218
37,465 BrightSpring Health Services, Inc.
a
2,612,809
18,831 Encompass Health Corporation 1,903,438
13,278 Guardant Health, Inc.
a
1,992,098
10,512 Ionis Pharmaceuticals, Inc.
a
833,496
2,515 Medpace Holdings, Inc.
a
1,331,919
10,567 Mirum Pharmaceuticals, Inc.
a
1,237,079
7,573 Neurocrine Biosciences, Inc.
a
1,276,316
25,325 RadNet, Inc.
a
1,561,793
8,572 Repligen Corporation
a
1,169,564
30,087 Twist Bioscience Corporation
a
3,095,351
9,803 UFP Technologies, Inc.
a
2,599,069
2,239 United Therapeutics Corporation
a
1,213,157
27,260 Vericel Corporation
a
1,212,797
76,410 Waystar Holding Corporation
a
1,568,697
Total 27,056,550
Industrials   30.4%
3,457 Acuity, Inc.
b
1,302,114
10,757 Advanced Drainage Systems, Inc. 1,688,419
8,331 Applied Industrial Technologies,
Inc. 2,817,128
12,935 Atmus Filtration Technologies, Inc. 659,556
5,507 Bloom Energy Corporation
a
1,666,969
8,590 BWX Technologies, Inc. 1,672,043
23,972 CECO Environmental Corporation
a
2,175,219
Shares Common Stock  96.9% Value
Industrials   30.4% - continued
10,983 Construction Partners, Inc.
a
$ 1,304,451
6,722 CRA International, Inc. 956,541
6,377 Crane Company 1,422,517
4,337 CSW Industrials, Inc. 1,206,987
7,117 EnPro, Inc. 2,682,611
9,874 Federal Signal Corporation 1,268,710
3,998 FTAI Aviation, Ltd. 1,081,579
5,590 Herc Holdings, Inc. 801,271
14,634 Limbach Holdings, Inc.
a
1,126,818
21,952 Mercury Systems, Inc.
a
2,685,388
6,432 Modine Manufacturing Company
a
1,717,473
4,922 Moog, Inc. 2,086,140
45,269 Mueller Water Products, Inc. 1,169,298
68,109 NPK International, Inc.
a
1,083,614
4,883 Powell Industries, Inc. 1,398,296
3,833 RBC Bearings, Inc.
a
2,468,682
5,867 Standex International Corporation 2,098,450
1,681 Sterling Construction Company,
Inc.
a
1,410,964
17,163 Transcat, Inc.
a
1,592,211
3,433 Valmont Industries, Inc. 1,982,901
11,191 Willdan Group, Inc.
a
885,208
Total 44,411,558
Information Technology   21.4%
21,195 Cognex Corporation 1,534,942
8,859 Credo Technology Group Holding,
Ltd.
a
2,409,205
12,005 DigitalOcean Holdings, Inc.
a
1,885,145
4,620 Fabrinet
a
2,596,810
24,865 Guidewire Software, Inc.
a
3,059,638
4,334 InterDigital, Inc.
b
1,227,085
41,204 JFrog, Ltd.
a
3,744,620
12,594 Lattice Semiconductor
Corporation
a
1,926,378
3,945 Littelfuse, Inc. 1,796,277
1,182 Lumentum Holdings, Inc.
a
1,014,227
2,766 MACOM Technology Solutions
Holdings, Inc.
a
1,052,103
7,349 Novanta, Inc.
a,b
1,192,302
4,255 Onto Innovation, Inc.
a
1,610,305
11,101 Rambus, Inc.
a
1,473,547
116,573 SailPoint, Inc.
a,b
1,706,629
2,883 SiTime Corporation
a
2,149,449
4,506 TTM Technologies, Inc.
a
842,712
Total 31,221,374
Materials   3.2%
7,905 Balchem Corporation 1,335,550
22,923 Constellium SE
a
730,556
24,681 Element Solutions, Inc. 1,178,518
69,719 Ivanhoe Mines, Ltd.
a
546,150
10,356 Louisiana-Pacific Corporation 814,603
Total 4,605,377
Real Estate   0.7%
15,479 Terreno Realty Corporation 1,002,575
Total 1,002,575

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.9% Value
Utilities   0.9%
11,776 Pinnacle West Capital Corporation $ 1,260,031
Total 1,260,031
Total Common Stock
(cost $104,870,728) 141,428,560
Shares
Collateral Held for Securities
Loaned 3.4% Value
4,884,275 Thrivent Cash Management Trust 4,884,275
Total Collateral Held for
Securities Loaned
(cost $4,884,275) 4,884,275
Shares
Registered Investment
Companies   1.0% Value
U.S. Unaffiliated   1.0%
9,556 State Street SPDR S&P Biotech
ETF 1,512,237
Total 1,512,237
Total Registered Investment
Companies (cost $1,434,240) 1,512,237
Shares or
Principal
Amount Short-Term Investments 1.5% Value
State Street Institutional U.S.
Government Money Market
Fund
2,157,561 3.585%
c
2,157,562
Total Short-Term Investments
(cost $2,157,562) 2,157,562
Total Investments (cost
$113,346,805) 102.8% $149,982,634
Other Assets and Liabilities, Net
(2.8%) (4,090,052)
Total Net Assets 100.0% $145,892,582
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Small Cap Growth Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 4,167,049
Total lending $4,167,049
Gross amount payable upon return of
collateral for securities loaned $4,884,275
Net amounts due to counterparty $717,226
Definitions:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 39,054,376
Gross unrealized depreciation (3,168,725)
Net unrealized appreciation (depreciation) $ 35,885,651
Cost for federal income tax purposes $ 114,096,983

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 15,052,066 15,052,066 – –
Consumer Staples 5,541,239 5,541,239 – –
Energy 1,871,786 1,871,786 – –
Financials 9,406,004 9,406,004 – –
Health Care 27,056,550 27,056,550 – –
Industrials 44,411,558 44,411,558 – –
Information Technology 31,221,374 31,221,374 – –
Materials 4,605,377 4,059,227 546,150 –
Real Estate 1,002,575 1,002,575 – –
Utilities 1,260,031 1,260,031 – –
Registered Investment Companies
U.S. Unaffiliated 1,512,237 1,512,237 – –
Short-Term Investments 2,157,562 2,157,562 – –
Subtotal Investments in Securities $145,098,359 $144,552,209 $546,150 $–
Other Investments  * Total
Collateral Held for Securities Loaned 4,884,275
Subtotal Other Investments $4,884,275
Total Investments at Value $149,982,634
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $– $13,215 $8,331 $4,884 4,884 3.4%
Total Collateral Held for Securities Loaned – 4,884 3.4
Total Value $– $4,884
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $–

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.3% Value
Communications Services   3.5%
49,888 CarGurus, Inc.
a
$ 1,700,682
67,548 Cinemark Holdings, Inc. 2,143,298
31,369 Cogent Communications Holdings 435,402
83,643 DoubleVerify Holdings, Inc.
a
906,690
69,428 Iridium Communications, Inc. 3,808,126
25,714 John Wiley and Sons, Inc.
b
1,247,386
622,445 Lumen Technologies, Inc.
a
4,780,378
11,809 Madison Square Garden Sports
Corporation
a
4,745,329
153,179 Match Group, Inc. 5,828,461
40,988 People, Inc.
a
1,892,006
37,722 QuinStreet, Inc.
a
552,627
10,753 Scholastic Corporation 494,638
30,152 Shenandoah Telecommunications
Company
b
454,692
17,403 Shutterstock, Inc. 242,772
17,664 Sphere Entertainment Company
a
3,056,402
63,521 Telephone and Data Systems, Inc. 2,350,912
76,410 Tripadvisor, Inc.
a
1,047,581
119,587 Uniti Group, Inc.
a
1,371,663
92,669 Versant Media Group, Inc. 3,337,011
34,305 Yelp, Inc.
a
841,159
24,188 Ziff Davis, Inc.
a
1,266,725
170,308 ZoomInfo Technologies, Inc.
a
499,002
Total 43,002,942
Consumer Discretionary   13.6%
42,360 Academy Sports and Outdoors,
Inc. 1,996,427
18,072 Acushnet Holdings Corporation 2,142,074
51,491 Adient plc
a
946,405
370,784 ADT, Inc. 2,410,096
39,616 Advance Auto Parts, Inc. 2,464,908
102,309 American Eagle Outfitters, Inc. 1,759,715
12,226 Asbury Automotive Group, Inc.
a
2,458,404
13,801 BJ's Restaurants, Inc.
a
838,204
19,928 Boot Barn Holdings, Inc.
a
3,273,573
34,545 Bright Horizons Family Solutions,
Inc.
a
2,448,550
28,163 Brinker International, Inc.
a
4,731,384
20,030 Buckle, Inc. 845,266
133,748 Caesars Entertainment, Inc.
a
4,036,515
89,711 Callaway Golf Company
a
1,685,670
93,187 CarMax, Inc.
a
4,928,660
24,198 Carter's, Inc. 995,990
5,096 Cavco Industries, Inc.
a
3,130,881
16,436 Century Communities, Inc. 1,177,804
36,315 Champion Homes, Inc.
a
3,200,078
30,016 Cheesecake Factory, Inc. 2,387,473
22,347 Covista, Inc.
a
2,785,777
14,677 Cracker Barrel Old Country Store,
Inc. 782,284
71,465 Dana, Inc. 1,944,563
155,871 Dauch Corporation
a
844,821
17,857 Dorman Products, Inc.
a
2,436,588
18,205 Dream Finders Homes, Inc.
a
314,218
62,315 Etsy, Inc.
a
4,694,189
27,538 Fox Factory Holding Corporation
a
466,631
46,121 Frontdoor, Inc.
a
3,578,528
20,138 Gentherm, Inc.
a
686,907
24,380 G-III Apparel Group, Ltd. 821,850
19,833 Green Brick Partners, Inc.
a
1,587,433
7,729 Group 1 Automotive, Inc. 2,250,453
14,770 Installed Building Products, Inc. 3,394,737
73,713 Kohl's Corporation
b
1,306,194
Shares Common Stock  99.3% Value
Consumer Discretionary   13.6% - continued
33,392 Kontoor Brands, Inc. $ 2,782,889
83,646 Laureate Education, Inc.
a
3,038,023
26,873 La-Z-Boy, Inc. 1,078,145
15,947 LCI Industries 1,688,468
89,590 Leggett & Platt, Inc. 1,049,099
13,425 LGI Homes, Inc.
a
854,904
100,861 Life Time Group Holdings, Inc.
a
4,119,163
167,313 LKQ Corporation 4,405,351
16,804 M/I Homes, Inc.
a
2,701,915
12,729 MarineMax, Inc.
a
466,136
18,042 Marriott Vacations Worldwide
Corporation 1,838,119
20,489 Matthews International Corporation 551,564
43,801 Meritage Homes Corporation 3,672,714
33,622 Mohawk Industries, Inc.
a
4,079,357
7,926 Monarch Casino & Resort, Inc. 1,043,141
52,610 National Vision Holdings, Inc.
a
1,000,116
279,017 Newell Brands, Inc. 1,713,164
66,661 OneSpaWorld Holdings, Ltd. 1,882,507
21,606 Papa John's International, Inc.
b
794,453
21,600 Patrick Industries, Inc. 1,939,248
273,932 Peloton Interactive, Inc.
a
1,618,938
83,414 PENN Entertainment, Inc.
a
1,781,723
38,704 Perdoceo Education Corporation 1,238,528
24,310 Phinia, Inc. 2,002,415
21,059 Pool Corporation 4,525,579
13,633 Pursuit Attractions and Hospitality,
Inc.
a
763,039
31,148 Red Rock Resorts, Inc. 2,026,489
68,364 Rush Street Interactive, Inc.
a
2,033,145
259,589 Sabre Corporation
a,b
542,541
62,651 Sally Beauty Holdings, Inc.
a
885,885
26,497 Shake Shack, Inc.
a
1,484,362
26,311 Signet Jewelers, Ltd. 2,268,008
67,114 Six Flags Entertainment
Corporation
a
1,429,528
8,612 Sonic Automotive, Inc. 730,211
78,228 Sonos, Inc.
a
1,058,425
13,888 Standard Motor Products, Inc. 541,215
47,992 Steven Madden, Ltd. 2,020,463
14,688 Strategic Education, Inc. 1,125,395
27,514 Stride, Inc.
a
2,372,807
124,001 Under Armour, Inc., Class A
a
792,366
78,496 Under Armour, Inc., Class C
a
488,245
15,476 United Parks & Resorts, Inc.
a
738,824
33,264 Universal Technical Institute, Inc.
a
1,422,701
34,452 Upbound Group, Inc. 731,071
33,727 Urban Outfitters, Inc.
a
2,389,895
46,554 Versigent plc
a
1,955,734
52,156 Victoria's Secret & Company
a
4,353,983
66,106 Warby Parker, Inc.
a,b
2,005,656
103,818 Wendy's Company
b
860,651
1,950 Winmark Corporation 825,006
18,561 Winnebago Industries, Inc. 579,846
53,840 Wolverine World Wide, Inc. 889,975
16,470 XPEL, Inc.
a
816,912
Total 165,751,287
Consumer Staples   3.3%
22,155 Andersons, Inc. 1,515,402
29,244 Cal-Maine Foods, Inc. 2,355,897
129,216 Campbell's Company
b
2,877,640
5,323 Central Garden & Pet Company
a
236,022
33,699 Central Garden & Pet Company,
Class A
a
1,306,510

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.3% Value
Consumer Staples   3.3% - continued
23,832 Chefs' Warehouse, Inc.
a
$ 2,290,255
314,238 Conagra Brands, Inc. 4,229,644
242,832 Coty, Inc.
a
524,517
21,557 Del Monte Corporation 601,656
30,260 Edgewell Personal Care Company 812,784
40,018 Energizer Holdings, Inc. 857,986
139,119 Flowers Foods, Inc.
b
1,099,040
32,271 Freshpet, Inc.
a
1,907,862
64,959 Grocery Outlet Holding
Corporation
a
648,291
11,987 Interparfums, Inc. 1,340,866
9,852 J & J Snack Foods Corporation 723,629
5,970 John B. Sanfilippo & Son, Inc. 513,360
90,668 Lamb Weston Holdings, Inc. 3,915,044
15,371 National Beverage Corporation
a
479,575
16,622 PriceSmart, Inc. 3,246,941
35,985 Reynolds Consumer Products, Inc. 966,197
54,667 Simply Good Foods Company
a
725,978
13,294 Tootsie Roll Industries, Inc. 525,778
39,894 United Natural Foods, Inc.
a
1,821,959
16,366 Universal Corporation 853,814
28,878 Vita Coco Company, Inc.
a
1,909,991
8,835 WD-40 Company 2,152,559
Total 40,439,197
Energy   4.9%
115,089 Archrock, Inc. 4,685,273
50,853 Atlas Energy Solutions, Inc.
b
844,668
16,914 Bristow Group, Inc. 698,887
45,584 Cactus, Inc. 2,335,268
51,312 California Resources Corporation 2,712,865
52,072 Comstock Resources, Inc.
a
776,914
30,270 Core Laboratories, Inc. 352,646
33,101 Core Natural Resources, Inc. 2,648,742
160,480 Crescent Energy Company 1,575,914
19,805 CVR Energy, Inc. 545,430
24,139 Dorian LPG, Ltd. 839,554
9,560 Gulfport Energy Corporation
a
1,622,332
89,954 Helix Energy Solutions Group, Inc.
a
786,198
65,621 Helmerich & Payne, Inc. 2,148,432
25,285 Innovex International, Inc.
a
627,068
26,657 International Seaways, Inc. 2,041,660
34,316 Kinetik Holdings, Inc. 1,658,835
64,282 Kodiak Gas Services, Inc. 4,829,507
107,162 Liberty Energy, Inc. 2,806,573
121,449 Magnolia Oil & Gas Corporation 3,106,665
82,767 Noble Corporation plc 3,087,209
68,656 Northern Oil and Gas, Inc.
b
1,246,106
65,499 Oceaneering International, Inc.
a
2,654,019
32,928 Par Pacific Holdings, Inc.
a
1,846,602
226,847 Patterson-UTI Energy, Inc. 2,082,455
79,982 Peabody Energy Corporation 1,849,184
18,601 REX American Resources
Corporation
a
839,835
58,655 RPC, Inc.
b
341,959
149,563 SM Energy Company 3,903,594
81,115 Talos Energy, Inc.
a
1,047,195
30,371 Tidewater, Inc.
a
2,023,620
33,723 World Kinect Corporation
b
1,110,836
Total 59,676,045
Financials   18.2%
17,313 Acadian Asset Management, Inc. 1,238,226
54,878 Adamas Trust, Inc. 514,756
Shares Common Stock  99.3% Value
Financials   18.2% - continued
41,398 Ameris Bancorp $ 3,736,583
12,274 AMERISAFE, Inc. 415,229
126,317 Arbor Realty Trust, Inc. 684,638
81,457 ARMOUR Residential REIT, Inc. 1,421,425
46,619 Artisan Partners Asset
Management, Inc. 1,609,754
27,320 Assured Guaranty, Ltd. 2,189,971
93,979 Atlantic Union Bankshares
Corporation 3,976,251
37,354 Axos Financial, Inc.
a
3,637,906
89,842 Banc of California, Inc. 1,835,472
13,674 BancFirst Corporation 1,519,592
27,340 Bancorp, Inc.
a
1,712,578
26,018 Bank of Hawaii Corporation 2,120,207
47,728 BankUnited, Inc. 2,312,422
22,306 Banner Corporation 1,482,011
55,039 Beacon Financial Corporation 1,675,938
242,706 BGC Group, Inc. 2,594,527
102,616 Blackstone Mortgage Trust, Inc. 1,739,341
26,534 Bread Financial Holdings, Inc. 2,874,959
76,586 Capitol Federal Financial, Inc. 651,747
44,020 Cathay General Bancorp 2,728,800
17,140 Central Pacific Financial
Corporation 654,748
9,266 City Holding Company 1,229,042
18,229 Cohen & Steers, Inc. 1,387,956
34,511 Community Financial System, Inc. 2,316,378
3,846 Credit Acceptance Corporation
a
2,448,902
20,657 Customers Bancorp, Inc.
a
1,633,969
110,078 CVB Financial Corporation
b
2,482,259
6,812 Dave, Inc.
a
2,538,083
26,940 Dime Commercial Bancshares,
Inc. 1,095,111
16,405 Donnelley Financial Solutions, Inc.
a
688,190
18,223 Eagle Bancorp, Inc. 517,351
139,641 Eastern Bankshares, Inc. 3,105,616
82,342 Ellington Financial, Inc. 1,120,675
11,980 Employers Holdings, Inc. 604,750
18,334 Enact Holdings, Inc. 838,047
14,079 Encore Capital Group, Inc.
a
1,313,430
16,341 Enova International, Inc.
a
3,933,769
40,464 EVERTEC, Inc. 1,124,090
38,458 EZCORP, Inc.
a
1,329,493
24,360 F&G Annuities & Life, Inc. 647,732
26,390 FB Financial Corporation 1,460,686
100,876 First Bancorp/Puerto Rico
b
2,629,837
27,170 First Bancorp/Southern Pines, NC 1,736,978
66,515 First Commonwealth Financial
Corporation 1,352,250
68,214 First Financial Bancorp 2,307,680
79,883 First Hawaiian, Inc. 2,340,572
55,498 First Interstate BancSystem, Inc. 2,140,003
50,539 Franklin BSP Realty Trust, Inc. 411,387
124,256 Fulton Financial Corporation 3,005,753
251,509 Genworth Financial, Inc.
a
2,381,790
15,544 Goosehead Insurance, Inc.
a
753,884
83,923 HA Sustainable Infrastructure
Capital, Inc. 3,277,193
19,396 Hanmi Financial Corporation 628,430
6,931 HCI Group, Inc. 1,214,658
27,067 Heritage Financial Corporation 801,725
26,904 Hilltop Holdings, Inc. 1,043,337
83,948 Hope Bancorp, Inc. 1,148,409
26,517 Horace Mann Educators
Corporation 1,369,603

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.3% Value
Financials   18.2% - continued
31,735 Independent Bank Corporation/MA $ 2,656,854
45,798 Jackson Financial, Inc. 4,689,257
38,661 Kemper Corporation 1,042,301
16,360 Lakeland Financial Corporation 1,009,739
73,341 Lazard, Inc. 3,075,922
111,751 Lincoln National Corporation 3,950,398
23,337 MarketAxess Holdings, Inc. 2,648,516
19,305 Merchants Bancorp/IN 965,250
17,459 Mercury General Corporation 1,861,479
48,839 Moelis & Company 3,195,047
29,413 National Bank Holdings
Corporation 1,306,820
42,586 Navient Corporation 362,407
34,153 NBT Bancorp, Inc. 1,686,134
48,449 NCR Atleos Corporation
a
2,103,171
12,839 Nicolet Bankshares, Inc. 2,123,442
49,888 NMI Holdings, Inc.
a
2,049,898
96,080 Northwest Bancshares, Inc. 1,456,573
27,749 OFG Bancorp 1,361,643
17,404 Palomar Holdings, Inc.
a
2,199,692
10,576 Park National Corporation 1,935,302
13,862 Pathward Financial, Inc. 1,206,826
178,069 Payoneer Global, Inc.
a
1,267,851
57,263 PennyMac Mortgage Investment
Trust 645,927
44,376 Piper Sandler Companies 3,210,160
16,958 PJT Partners, Inc. 2,559,641
7,232 Preferred Bank/Los Angeles, CA 768,472
26,310 PROG Holdings, Inc. 1,226,309
85,573 Provident Financial Services, Inc. 2,022,946
87,320 Radian Group, Inc. 3,289,344
82,225 Redwood Trust, Inc. 389,746
113,380 Remitly Global, Inc.
a
2,540,846
60,592 Renasant Corporation 2,577,584
366,621 Rithm Capital Corporation 3,442,571
23,625 S&T Bancorp, Inc. 1,159,515
9,642 Safety Insurance Group, Inc. 721,800
63,185 Seacoast Banking Corporation of
Florida 2,100,901
33,024 ServisFirst Bancshares, Inc. 2,864,832
11,041 Sezzle, Inc.
a
1,894,967
95,259 Simmons First National
Corporation 2,157,616
68,695 SiriusPoint, Ltd.
a
1,648,680
18,365 Southside Bancshares, Inc. 646,264
30,094 Stellar Bancorp, Inc. 1,183,296
48,418 StepStone Group, Inc. 2,002,568
19,980 Stewart Information Services
Corporation 1,319,080
46,317 StoneX Group, Inc.
a
5,488,564
8,311 Tompkins Financial Corporation 785,556
14,851 Triumph Financial, Inc.
a
1,133,280
22,342 Trupanion, Inc.
a
553,411
11,475 TrustCo Bank Corporation NY 630,092
38,485 Trustmark Corporation 1,770,695
68,980 Two Harbors Investment
Corporation 856,042
78,594 United Community Banks, Inc. 2,757,863
14,489 United Fire Group, Inc. 759,803
30,386 Victory Capital Holdings, Inc. 2,554,247
53,717 Virtu Financial, Inc. 3,199,922
4,125 Virtus Investment Partners, Inc. 591,937
48,520 WaFd, Inc. 1,861,712
22,544 Walker & Dunlop, Inc. 1,233,157
63,159 WesBanco, Inc. 2,465,096
Shares Common Stock  99.3% Value
Financials   18.2% - continued
15,424 Westamerica Bancorporation $ 904,926
205,165 Western Union Company 1,579,771
82,628 WisdomTree, Inc. 1,399,718
1,773 World Acceptance Corporation
a
396,851
34,176 WSFS Financial Corporation 2,622,324
Total 221,758,653
Health Care   12.1%
60,392 Acadia Healthcare Company, Inc.
a
1,783,376
83,209 ACADIA Pharmaceuticals, Inc.
a
2,105,188
70,806 AdaptHealth Corporation
a
737,798
12,006 Addus HomeCare Corporation
a
1,206,243
152,197 ADMA Biologics, Inc.
a
1,273,889
108,604 Alignment Healthcare, Inc.
a
2,585,861
109,450 Alkermes plc
a
5,734,633
25,469 AMN Healthcare Services, Inc.
a
824,431
113,125 Amneal Pharmaceuticals, Inc.
a
1,958,194
22,295 Amphastar Pharmaceuticals, Inc.
a
449,913
11,975 ANI Pharmaceuticals, Inc.
a
991,290
56,988 Arcus Biosciences, Inc.
a
1,756,940
28,051 Artivion, Inc.
a
630,306
27,875 Astrana Health, Inc.
a
1,293,679
30,748 Avanos Medical, Inc.
a
765,010
26,938 Azenta, Inc.
a
687,458
68,407 Biogen, Inc. CVR
a,c
1,847
25,987 BioLife Solutions, Inc.
a
733,873
103,865 BrightSpring Health Services, Inc.
a
7,243,545
75,542 Catalyst Pharmaceuticals, Inc.
a
2,374,285
76,616 Certara, Inc.
a
501,835
21,298 Collegium Pharmaceutical, Inc.
a
770,988
78,146 Concentra Group Holdings Parent,
Inc. 2,324,843
19,772 CONMED Corporation 647,138
62,740 Corcept Therapeutics, Inc.
a
5,455,243
20,490 CorVel Corporation
a
1,281,035
37,800 Enovis Corporation
a
782,460
62,121 Fortrea Holdings, Inc.
a
1,080,905
38,569 Glaukos Corporation
a
5,390,403
26,231 Harmony Biosciences Holdings,
Inc.
a
955,071
15,348 HealthStream, Inc. 418,233
16,413 ICU Medical, Inc.
a
2,406,146
80,062 Indivior Pharmaceuticals, Inc.
a
3,284,944
46,044 Innoviva, Inc.
a
1,045,659
17,218 Inspire Medical Systems, Inc.
a
768,095
22,297 Integer Holdings Corporation
a
2,083,655
43,935 Integra LifeSciences Holdings
Corporation
a
789,073
17,229 Krystal Biotech, Inc.
a
6,403,502
13,805 LeMaitre Vascular, Inc. 1,324,728
150,442 LifeStance Health Group, Inc.
a
1,611,234
13,160 Ligand Pharmaceuticals, Inc.
a
4,159,744
46,133 Liquidia Corporation
a
3,678,184
39,173 Merit Medical Systems, Inc.
a
2,716,256
34,212 Molina Healthcare, Inc.
a
7,824,284
8,206 National HealthCare Corporation 1,734,420
142,938 Neogen Corporation
a
1,285,013
85,506 NeoGenomics, Inc.
a
1,247,532
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
29,865 Omnicell, Inc.
a
1,239,995
172,441 Organon & Company 2,334,851
25,839 Pacira Pharmaceuticals, Inc.
a
655,535

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.3% Value
Health Care   12.1% - continued
52,657 Pediatrix Medical Group, Inc.
a
$ 1,333,802
90,862 Perrigo Company plc
b
944,056
13,835 Phibro Animal Health Corporation 434,419
31,108 Prestige Consumer Healthcare,
Inc.
a
1,470,475
77,783 Privia Health Group, Inc.
a
2,001,357
47,837 Progyny, Inc.
a
1,379,141
39,697 Protagonist Therapeutics, Inc.
a
4,866,058
54,470 PTC Therapeutics, Inc.
a
4,443,118
44,779 QuidelOrtho Corporation
a
784,304
46,473 RadNet, Inc.
a
2,865,990
69,328 Sarepta Therapeutics, Inc.
a
1,245,824
37,453 Schrodinger, Inc./United States
a
608,611
32,694 STAAR Surgical Company
a
937,991
38,113 Supernus Pharmaceuticals, Inc.
a
1,772,636
45,001 Tandem Diabetes Care, Inc.
a
679,065
29,071 Teleflex, Inc. 3,685,040
86,550 TG Therapeutics, Inc.
a
4,755,057
22,695 TransMedics Group, Inc.
a
1,507,402
9,994 U.S. Physical Therapy, Inc. 686,388
5,081 UFP Technologies, Inc.
a
1,347,125
52,397 Veracyte, Inc.
a
3,077,276
33,535 Vericel Corporation
a
1,491,972
79,739 Vir Biotechnology, Inc.
a
812,540
75,574 Waystar Holding Corporation
a
1,551,534
48,687 Xencor, Inc.
a
783,861
Total 146,803,807
Industrials   17.0%
25,760 AAR Corporation
a
3,681,877
38,437 ABM Industries, Inc. 1,700,453
7,111 Alamo Group, Inc. 1,169,688
18,649 Albany International Corporation 1,389,351
14,730 Allegiant Travel Company
a
1,732,248
101,073 Amentum Holdings, Inc.
a
2,089,179
13,935 Apogee Enterprises, Inc. 637,387
14,620 ArcBest Corporation 2,098,555
32,240 Arcosa, Inc. 4,684,150
9,167 Argan, Inc. 7,320,308
28,026 Armstrong World Industries, Inc. 4,495,931
15,099 Astec Industries, Inc. 923,908
53,631 Atmus Filtration Technologies, Inc. 2,734,645
19,621 AZZ, Inc. 3,042,236
23,108 Boise Cascade Company 1,793,874
28,689 Brady Corporation 2,627,052
41,122 Casella Waste Systems, Inc.
a
3,987,600
28,443 Concentrix Corporation
b
637,265
64,936 CoreCivic, Inc.
a
1,972,756
10,815 CSW Industrials, Inc. 3,009,815
30,065 Deluxe Corporation 717,952
119,872 DNOW, Inc.
a
1,554,740
8,247 DXP Enterprises, Inc.
a
1,391,599
33,847 Enerpac Tool Group Corporation 1,213,753
13,873 EnPro, Inc. 5,229,150
17,012 ESCO Technologies, Inc. 5,954,880
33,518 Everus Construction Group, Inc.
a
5,562,312
40,058 Federal Signal Corporation 5,147,052
51,816 First Advantage Corporation
a
935,279
24,951 Franklin Electric Company, Inc. 2,674,498
166,712 Gates Industrial Corporation plc
a
4,662,935
86,127 GEO Group, Inc.
a
2,545,053
19,478 Gibraltar Industries, Inc.
a
878,458
28,727 Granite Construction, Inc. 4,541,164
20,317 Greenbrier Companies, Inc. 995,736
25,300 Griffon Corporation 2,467,509
Shares Common Stock  99.3% Value
Industrials   17.0% - continued
131,074 Hayward Holdings, Inc.
a
$ 2,268,891
45,077 Healthcare Services Group, Inc.
a
1,107,091
30,022 Heartland Express, Inc. 456,935
82,941 Hertz Global Holdings, Inc.
a
187,861
45,857 HNI Corporation 1,853,081
39,780 Hub Group, Inc. 1,741,966
23,811 Insperity, Inc. 983,632
38,123 Interface, Inc. 1,366,328
34,191 JBT Marel Corporation 4,957,695
195,434 JetBlue Airways Corporation
a
1,119,837
7,754 Kadant, Inc. 2,436,539
50,045 Kennametal, Inc. 1,754,077
34,072 Korn Ferry 2,268,514
73,265 Legalzoom.com, Inc.
a
449,114
6,827 Lindsay Corporation 845,183
15,561 Liquidity Services, Inc.
a
608,746
249,325 Lyft, Inc.
a
3,642,638
30,540 ManpowerGroup, Inc. 1,031,336
38,039 Marten Transport, Ltd. 659,977
133,317 Masterbrand, Inc.
a
1,371,832
19,873 Matson, Inc. 3,820,187
34,697 Mercury Systems, Inc.
a
4,244,484
44,900 MillerKnoll, Inc. 918,654
102,749 Mueller Water Products, Inc. 2,654,007
10,225 MYR Group, Inc.
a
5,116,590
3,481 National Presto Industries, Inc. 435,090
69,571 OPENLANE, Inc.
a
2,869,108
27,250 Paycom Software, Inc. 3,424,780
81,824 Pitney Bowes, Inc. 1,433,556
18,660 Powell Industries, Inc. 5,343,478
35,627 Primoris Services Corporation 3,531,348
15,625 Proto Labs, Inc.
a
1,273,594
29,868 Quanex Building Products
Corporation 556,142
91,481 Resideo Technologies, Inc.
a
2,845,059
66,019 Robert Half, Inc. 2,026,783
40,055 Rush Enterprises, Inc. 2,923,414
108,297 RXO, Inc.
a
2,987,914
32,657 Schneider National, Inc. 1,192,960
26,043 SkyWest, Inc.
a
2,586,851
7,956 Standex International Corporation 2,845,623
156,647 Sunrun, Inc.
a
2,095,937
11,189 Tennant Company 979,485
52,209 Trinity Industries, Inc. 1,805,387
9,543 UniFirst Corporation/MA 2,523,742
81,110 Upwork, Inc.
a
678,080
99,752 Verra Mobility Corporation
a
423,946
73,737 Vestis Corporation
a
1,070,661
18,424 VSE Corporation 4,209,884
39,367 Werner Enterprises, Inc. 1,716,795
118,853 WillScot Holdings Corporation 3,430,098
20,376 Worthington Enterprises, Inc. 1,095,414
97,525 Zurn Elkay Water Solutions
Corporation 4,927,938
Total 207,298,610
Information Technology   13.9%
47,279 A10 Networks, Inc. 1,766,343
66,758 ACI Worldwide, Inc.
a
3,357,260
37,473 ACM Research, Inc.
a
4,754,949
72,426 Adeia, Inc. 2,384,988
16,751 Agilysys, Inc.
a
1,750,480
32,479 Alarm.com Holdings, Inc.
a
1,517,419
16,313 Alpha and Omega Semiconductor,
Ltd.
a
772,094

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.3% Value
Information Technology   13.9% - continued
71,321 Arlo Technologies, Inc.
a
$ 961,407
20,182 Axcelis Technologies, Inc.
a
3,823,480
19,165 Badger Meter, Inc. 2,843,703
23,559 Benchmark Electronics, Inc. 2,324,567
23,183 Blackbaud, Inc.
a
686,680
32,357 BlackLine, Inc.
a
908,261
90,915 Box, Inc.
a
2,412,884
38,114 Calix, Inc.
a
1,422,415
168,506 CleanSpark, Inc.
a
2,451,762
60,122 Clear Secure, Inc. 3,350,599
30,978 Cohu, Inc.
a
2,289,584
30,882 Corsair Gaming, Inc.
a
298,629
18,776 CTS Corporation 1,224,007
22,739 Diebold Nixdorf, Inc.
a
1,933,270
24,758 Digi International, Inc.
a
1,855,612
30,171 Diodes, Inc.
a
3,301,914
107,352 DXC Technology Company
a
950,065
86,547 Enphase Energy, Inc.
a
4,261,574
34,307 EPAM Systems, Inc.
a
2,722,260
17,169 ePlus, Inc. 1,428,976
26,923 Everforth, Inc.
a
481,114
85,877 Extreme Networks, Inc.
a
2,779,839
51,190 FormFactor, Inc.
a
8,186,817
71,246 Harmonic, Inc.
a
1,163,447
22,819 Ichor Holdings, Ltd.
a
2,562,117
17,801 Impinj, Inc.
a
2,549,637
19,834 Insight Enterprises, Inc.
a
2,415,781
29,116 Itron, Inc.
a
2,519,408
56,185 Knowles Corporation
a
2,330,554
34,365 Kulicke and Soffa Industries, Inc. 4,596,662
53,211 Life360, Inc.
a
2,945,761
41,452 LiveRamp Holding, Inc.
a
1,560,253
250,368 MARA Holdings, Inc.
a,b
3,477,612
55,274 MaxLinear, Inc.
a
7,076,730
160,657 Mirion Technologies, Inc.
a
2,880,580
49,481 N-able, Inc./US
a
181,595
23,461 Napco Security Technologies, Inc. 891,049
90,493 NCR Voyix Corporation
a,b
739,328
44,601 NetScout Systems, Inc.
a
1,942,374
10,174 OSI Systems, Inc.
a
2,225,054
7,454 PC Connection, Inc. 544,067
24,744 PDF Solutions, Inc.
a
1,751,628
30,325 Penguin Solutions, Inc.
a
2,305,003
38,721 Photronics, Inc.
a
1,259,594
17,570 Plexus Corporation
a
5,282,772
36,589 Power Integrations, Inc. 3,064,695
27,629 Progress Software Corporation
a
927,782
41,107 Q2 Holdings, Inc.
a
1,977,247
52,594 Qorvo, Inc.
a
4,905,442
73,503 Ralliant Corporation 5,412,026
48,645 RingCentral, Inc. 1,896,182
10,900 Rogers Corporation
a
1,784,657
12,279 ScanSource, Inc.
a
639,613
39,937 SolarEdge Technologies, Inc.
a
2,333,918
74,142 Sprinklr, Inc.
a
382,573
24,108 SPS Commerce, Inc.
a
1,378,254
61,792 Teradata Corporation
a
2,141,093
29,437 Ultra Clean Holdings, Inc.
a
4,197,422
40,078 Veeco Instruments, Inc.
a
3,037,912
89,196 ViaSat, Inc.
a
8,010,693
81,433 Vishay Intertechnology, Inc. 4,379,467
Total 168,872,934
Shares Common Stock  99.3% Value
Materials   4.3%
7,014 Alpha Metallurgical Resources,
Inc.
a
$ 1,156,889
21,099 Balchem Corporation 3,564,676
72,012 Celanese Corporation 3,312,552
37,046 Century Aluminum Company
a
1,704,486
98,748 Chemours Company 2,026,309
75,090 Eastman Chemical Company 5,029,528
150,370 Element Solutions, Inc. 7,180,167
82,113 FMC Corporation
b
944,300
35,780 H.B. Fuller Company 2,085,616
13,703 Hawkins, Inc. 1,947,196
22,834 Ingevity Corporation
a
1,705,015
16,174 Innospec, Inc. 1,316,402
10,631 Kaiser Aluminum Corporation 2,079,743
12,629 Koppers Holdings, Inc. 567,042
13,659 Materion Corporation 4,062,050
23,509 Metallus, Inc.
a
439,383
20,363 Minerals Technologies, Inc. 1,506,251
100,667 O-I Glass, Inc.
a
969,423
9,009 Quaker Chemical Corporation 1,431,260
27,954 Sensient Technologies Corporation 3,446,449
14,169 Stepan Company 789,497
21,918 Sylvamo Corporation 828,500
6,953 United States Lime & Minerals, Inc. 727,771
34,673 Warrior Met Coal, Inc. 2,814,061
21,352 Worthington Steel, Inc. 717,000
Total 52,351,566
Real Estate   6.5%
87,676 Acadia Realty Trust 1,833,305
61,506 AGNT, Inc. 332,747
31,089 American Assets Trust, Inc. 767,587
144,167 Apple Hospitality REIT, Inc. 2,423,447
125,927 Broadstone Net Lease, Inc. 2,602,911
11,034 Centerspace 620,000
63,760 Curbline Properties Corporation 1,938,304
153,858 Cushman & Wakefield, Ltd.
a
2,060,159
134,282 DiamondRock Hospitality
Company 1,635,555
109,982 Douglas Emmett, Inc. 1,297,788
28,930 Easterly Government Properties,
Inc. 721,225
142,001 Essential Properties Realty Trust,
Inc. 4,238,730
72,068 Four Corners Property Trust, Inc. 1,769,269
36,530 Getty Realty Corporation 1,218,641
125,152 Global Net Lease, Inc. 1,118,859
72,413 Highwoods Properties, Inc. 2,183,976
18,895 Innovative Industrial Properties,
Inc. 1,171,112
51,178 InvenTrust Properties Corporation 1,811,701
38,255 JBG SMITH Properties 561,201
33,609 LTC Properties, Inc. 1,292,266
38,712 LXP Industrial Trust 2,085,803
186,139 Macerich Company 4,688,841
15,393 Marcus and Millichap, Inc. 479,800
322,057 Medical Properties Trust, Inc. 1,487,903
101,276 Millrose Properties, Inc. 3,043,344
31,836 National Health Investors, Inc. 2,427,813
63,881 NetSTREIT Corporation 1,349,806
14,396 NexPoint Residential Trust, Inc. 401,936
100,585 Outfront Media, Inc. 3,295,165
74,446 Pebblebrook Hotel Trust 1,444,997
82,740 Phillips Edison and Company, Inc. 3,443,639
41,442 Ryman Hospitality Properties 5,327,369

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.3% Value
Real Estate   6.5% - continued
30,095 Safehold, Inc. $ 472,491
8,217 Saul Centers, Inc. 307,234
46,705 SL Green Realty Corporation 2,417,918
26,012 St. Joe Company 1,629,132
122,331 Sunstone Hotel Investors, Inc. 1,400,690
75,435 Tanger, Inc. 2,977,419
69,808 Terreno Realty Corporation 4,521,464
82,753 Urban Edge Properties 1,893,389
29,699 Whitestone REIT 563,093
60,575 Xenia Hotels & Resorts, Inc. 1,233,307
Total 78,491,336
Utilities   2.0%
25,737 American States Water Company 2,126,648
54,266 Avista Corporation 2,220,022
39,303 California Water Service Group 1,912,091
15,763 Chesapeake Utilities Corporation 1,930,652
79,567 Clearway Energy, Inc., Class C 2,719,600
25,826 H2O America
b
1,569,446
113,364 Hawaiian Electric Industries, Inc.
a
1,533,815
137,247 MDU Resources Group, Inc. 2,911,009
24,787 MGE Energy, Inc. 2,021,132
12,230 Middlesex Water Company 686,837
27,633 Northwest Natural Holding
Company 1,355,675
27,569 Otter Tail Corporation 2,480,659
11,814 Unitil Corporation 622,480
Total 24,090,066
Total Common Stock
(cost $804,435,929) 1,208,536,443
Shares
Collateral Held for Securities
Loaned 1.8% Value
22,168,635 Thrivent Cash Management Trust 22,168,635
Total Collateral Held for
Securities Loaned
(cost $22,168,635) 22,168,635
Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
38,472 iShares Core S&P Small-Cap ETF
b
5,705,782
Total 5,705,782
Total Registered Investment
Companies (cost $875,960) 5,705,782
Shares or
Principal
Amount Short-Term Investments 0.1% Value
Federal Home Loan Bank Discount
Notes
300,000 3.590%, 7/31/2026
d,e
299,067
Shares or
Principal
Amount Short-Term Investments  0.1% Value
State Street Institutional U.S.
Government Money Market
Fund
1,015,392 3.585%
d
$ 1,015,392
Total Short-Term Investments
(cost $1,314,494) 1,314,459
Total Investments (cost
$828,795,018) 101.7% $1,237,725,319
Other Assets and Liabilities, Net
(1.7%) (21,076,516)
Total Net Assets 100.0% $1,216,648,803
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Small Cap Index Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 21,354,526
Total lending $21,354,526
Gross amount payable upon return of
collateral for securities loaned $22,168,635
Net amounts due to counterparty $814,109
Definitions:
CVR - Contingent Value Right
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 484,320,438
Gross unrealized depreciation (82,026,564)
Net unrealized appreciation (depreciation) $ 402,293,874
Cost for federal income tax purposes $ 835,509,846

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 43,002,942 43,002,942 – –
Consumer Discretionary 165,751,287 165,751,287 – –
Consumer Staples 40,439,197 40,439,197 – –
Energy 59,676,045 59,676,045 – –
Financials 221,758,653 221,758,653 – –
Health Care 146,803,807 146,801,958 – 1,849
Industrials 207,298,610 207,298,610 – –
Information Technology 168,872,934 168,872,934 – –
Materials 52,351,566 52,351,566 – –
Real Estate 78,491,336 78,491,336 – –
Utilities 24,090,066 24,090,066 – –
Registered Investment Companies
U.S. Unaffiliated 5,705,782 5,705,782 – –
Short-Term Investments 1,314,459 1,015,392 299,067 –
Subtotal Investments in Securities $1,215,556,684 $1,215,255,768 $299,067 $1,849
Other Investments  * Total
Collateral Held for Securities Loaned 22,168,635
Subtotal Other Investments $22,168,635
Total Investments at Value $1,237,725,319
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 78,401 78,401 – –
Total Asset Derivatives $78,401 $78,401 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of June 30, 2026. Investments and/or cash totaling $299,067 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 September 2026 $ 2,967,199 $ 78,401
Total Futures Long Contracts $ 2,967,199 $ 78,401
Total Futures Contracts $ 2,967,199 $78,401

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2026, for Small Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 78,401
Total Equity Contracts 78,401
Total Asset Derivatives $78,401
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2026, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts $358,519
Total Equity Contracts
358,519
Total $358,519
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2026, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts $98,594
Total Equity Contracts 98,594
Total $98,594
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,717,573

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $15,767 $159,911 $153,509 $22,169 22,169 1.8%
Total Collateral Held for Securities Loaned 15,767 22,169 1.8
Total Value $15,767 $22,169
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $29
Total Affiliated Income from Securities Loaned, Net $29
Total Value $– $– $–

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.8% Value
Consumer Discretionary   11.8%
252,993 Advance Auto Parts, Inc. $ 15,741,225
92,900 Boot Barn Holdings, Inc.
a
15,260,683
36,108 Build-A-Bear Workshop, Inc. 1,105,266
481,374 Life Time Group Holdings, Inc.
a
19,659,314
21,312 Murphy USA, Inc. 11,484,397
139,421 SharkNinja, Inc.
a
21,229,636
68,214 Texas Roadhouse, Inc. 13,180,991
263,578 Universal Technical Institute, Inc.
a
11,273,231
119,059 Wynn Resorts, Ltd. 11,559,438
Total 120,494,181
Consumer Staples   3.9%
89,536 Chefs' Warehouse, Inc.
a
8,604,410
188,120 John B. Sanfilippo & Son, Inc. 16,176,439
173,361 Turning Point Brands, Inc. 14,702,746
Total 39,483,595
Energy   3.5%
74,663 Expand Energy Corporation 6,808,519
222,239 Matador Resources Company 11,063,057
876,798 Patterson-UTI Energy, Inc. 8,049,006
139,636 TechnipFMC plc 9,257,867
Total 35,178,449
Financials   13.6%
272,696 Ally Financial, Inc. 12,530,381
282,961 Atlantic Union Bankshares
Corporation 11,972,080
510,791 Bridgewater Bancshares, Inc.
a
10,747,043
85,894 Federal Agricultural Mortgage
Corporation 17,116,097
67,829 Houlihan Lokey, Inc. 9,097,904
474,615 Old National Bancorp 12,292,529
301,640 Old Republic International
Corporation 12,343,109
97,747 SouthState Bank Corporation 9,764,925
206,781 Triumph Financial, Inc.
a
15,779,458
737,999 Valley National Bancorp 10,811,685
97,464 Wintrust Financial Corporation 15,664,414
Total 138,119,625
Health Care   12.3%
305,239 BrightSpring Health Services, Inc.
a
21,287,368
447,433 Concentra Group Holdings Parent,
Inc. 13,311,132
128,110 Encompass Health Corporation 12,949,359
85,342 ICU Medical, Inc.
a
12,511,137
20,580 Medpace Holdings, Inc.
a
10,898,962
73,797 Repligen Corporation
a
10,068,863
266,709 Twist Bioscience Corporation
a
27,439,022
43,156 UFP Technologies, Inc.
a
11,441,950
257,906 Waystar Holding Corporation
a
5,294,810
Total 125,202,603
Industrials   20.1%
27,761 Acuity, Inc. 10,456,458
48,598 Advanced Drainage Systems, Inc. 7,627,942
42,604 Applied Industrial Technologies,
Inc. 14,406,543
229,974 Badger Infrastructure Solutions,
Ltd. 15,083,505
398,133 Barrett Business Services, Inc. 14,141,684
59,055 BWX Technologies, Inc. 11,495,056
Shares Common Stock  97.8% Value
Industrials   20.1% - continued
43,009 CECO Environmental Corporation
a
$ 3,902,637
34,561 CSW Industrials, Inc. 9,618,326
210,078 Helios Technologies, Inc. 18,749,462
28,296 IES Holdings, Inc.
a
20,787,939
176,453 Korn Ferry 11,748,241
118,133 Limbach Holdings, Inc.
a
9,096,241
44,050 Modine Manufacturing Company
a
11,762,231
44,939 Moog, Inc. 19,046,946
25,008 Valmont Industries, Inc. 14,444,621
35,015 WESCO International, Inc. 12,095,231
Total 204,463,063
Information Technology   18.1%
166,529 Cohu, Inc.
a
12,308,158
202,837 Crane NXT Company 10,377,141
16,672 Fabrinet
a
9,370,998
377,906 GPGI, Inc. 5,989,810
57,429 Guidewire Software, Inc.
a
7,066,638
301,268 JFrog, Ltd.
a
27,379,236
234,120 Knowles Corporation
a
9,711,298
54,766 Littelfuse, Inc. 24,936,603
25,543 Onto Innovation, Inc.
a
9,666,748
343,073 Pegasystems, Inc. 10,281,898
61,018 Plexus Corporation
a
18,346,282
75,147 Rogers Corporation
a
12,303,818
270,842 SailPoint, Inc.
a,b
3,965,127
123,281 TTM Technologies, Inc.
a
23,056,013
Total 184,759,768
Materials   7.7%
52,707 AptarGroup, Inc. 6,598,917
221,615 Ashland, Inc. 14,602,212
44,862 Balchem Corporation 7,579,435
389,872 Element Solutions, Inc. 18,616,388
191,582 Greif, Inc. 14,270,943
1,028,389 Ivanhoe Mines, Ltd.
a
8,055,986
106,547 Louisiana-Pacific Corporation 8,380,987
Total 78,104,868
Real Estate   3.6%
136,571 Agree Realty Corporation 10,343,888
179,363 Equity Lifestyle Properties, Inc. 11,559,945
232,542 Terreno Realty Corporation 15,061,745
Total 36,965,578
Utilities   3.2%
135,340 Pinnacle West Capital Corporation 14,481,380
187,298 Portland General Electric
Company 9,707,655
105,077 Spire, Inc. 8,205,463
Total 32,394,498
Total Common Stock
(cost $715,589,871) 995,166,228

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   1.4% Value
U.S. Unaffiliated   1.4%
21,882 iShares Semiconductor ETF $ 14,021,110
Total 14,021,110
Total Registered Investment
Companies (cost $9,860,190) 14,021,110
Shares
Collateral Held for Securities
Loaned 0.3% Value
3,753,400 Thrivent Cash Management Trust 3,753,400
Total Collateral Held for
Securities Loaned
(cost $3,753,400) 3,753,400
Shares or
Principal
Amount Short-Term Investments 0.8% Value
State Street Institutional U.S.
Government Money Market
Fund
8,082,721 3.585%
c
8,082,721
Total Short-Term Investments
(cost $8,082,721) 8,082,721
Total Investments (cost
$737,286,182) 100.3% $1,021,023,459
Other Assets and Liabilities, Net
(0.3%) (3,221,420)
Total Net Assets 100.0% $1,017,802,039
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Small Cap Stock Portfolio as of
June 30, 2026:
Securities Lending Transactions
Common Stock $ 3,924,984
Total lending $3,924,984
Gross amount payable upon return of
collateral for securities loaned $3,753,400
Net amounts due from counterparty $(171,584)
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 304,759,777
Gross unrealized depreciation (23,624,204)
Net unrealized appreciation (depreciation) $ 281,135,573
Cost for federal income tax purposes $ 739,887,886
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2026, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 120,494,181 120,494,181 – –
Consumer Staples 39,483,595 39,483,595 – –
Energy 35,178,449 35,178,449 – –
Financials 138,119,625 138,119,625 – –
Health Care 125,202,603 125,202,603 – –
Industrials 204,463,063 189,379,558 15,083,505 –
Information Technology 184,759,768 184,759,768 – –
Materials 78,104,868 70,048,882 8,055,986 –
Real Estate 36,965,578 36,965,578 – –
Utilities 32,394,498 32,394,498 – –
Registered Investment Companies
U.S. Unaffiliated 14,021,110 14,021,110 – –
Short-Term Investments 8,082,721 8,082,721 – –
Subtotal Investments in Securities $1,017,270,059 $994,130,568 $23,139,491 $–
Other Investments  * Total
Collateral Held for Securities Loaned 3,753,400
Subtotal Other Investments $3,753,400
Total Investments at Value $1,021,023,459
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Portfolio.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2025
Gross
Purchases
Gross
Sales
Value
6/30/2026
Shares Held at
6/30/2026
% of Net
Assets
6/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,899 $147,882 $146,028 $3,753 3,753 0.3%
Total Collateral Held for Securities Loaned 1,899 3,753 0.3
Total Value $1,899 $3,753
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2026
- 6/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $–

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2026 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Conservative
Allocation
Portfolio
Dynamic
Allocation
Portfolio
Assets
Investments in unaffiliated securities at cost $1,044,163,234 $163,790,817 $364,521,838 $228,935,782
Investments in affiliated securities at cost $875,025,469 $— $172,692,255 $100,662,523
Investments in unaffiliated securities at value (#) 1,494,713,481 227,498,374 394,414,838 276,974,145
Investments in affiliated securities at value 1,146,079,636 — 175,271,495 108,619,036
Cash 5,337,245 59,100 315,307 173,844
Foreign currency — 4
(a)
— —
Initial margin deposit on open futures contracts 310,000 — 172,400 175,500
Dividends and interest receivable 1,705,437 164,625 1,755,137 825,218
Prepaid expenses 7,711 3,266 3,890 3,544
Receivable for:
Investments sold 3,562,175 — 1,433,888 858,283
Investments sold on a delayed-delivery basis — — 5,428,600 1,008,518
Fund shares sold 940 — — 188,471
Expense reimbursements 104,229 — 850 2,665
Variation margin on open future contracts 2,876,910 28,800 256,395 223,350
Variation margin on open swap contracts — — 5,523 657
Swap agreements, at value — — — —
Total Assets 2,654,697,764 227,754,169 579,058,323 389,053,231
Liabilities
Accrued expenses 65,713 26,187 46,460 44,576
Payable for:
Investments purchased 4,293,474 — 1,460,963 983,032
Investments purchased on a delayed-delivery basis 3,116,559 — 10,665,060 8,667,851
Return of collateral for securities loaned 5,314,650 — 5,313,940 1,945,433
Foreign capital gain tax liability — — — —
Fund shares redeemed 911,436 82,157 410,293 —
Variation margin on open future contracts 1,324,328 — 174,056 228,114
Investment advisory fees 350,300 23,671 43,086 39,642
Administrative service fees 8,507 732 1,831 1,225
Director fees 2,442 313 570 365
Director deferred compensation 91,646 17,025 44,118 43,635
Total Liabilities 15,479,055 150,085 18,160,377 11,953,873
Net Assets
Capital stock (beneficial interest) 1,807,154,451 151,868,856 531,060,076 306,866,824
Distributable earnings/(accumulated loss) 832,064,258 75,735,228 29,837,870 70,232,534
Total Net Assets $2,639,218,709 $227,604,084 $560,897,946 $377,099,358
Shares of beneficial interest outstanding 126,013,606 11,962,090 70,309,436 23,678,120
Net asset value per share $20.94 $19.03 $7.98 $15.93
(#) Includes securities on loan of $4,873,259 $— $5,051,287 $1,890,137
(a) Foreign currency holdings, cost $4.
(b) Foreign currency holdings, cost $8,550.
(c) Foreign currency holdings, cost $66,169.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$60,784,012 $39,606,353 $1,464,162,338 $166,242,960 $142,443,105 $858,762,657 $1,231,145,713
$— $36,750 $60,605,917 $1,000,000 $— $56,248,292 $36,308,748
95,112,885 70,757,586 2,000,058,739 164,539,352 237,228,670 858,964,292 1,206,887,746
— 36,750 90,517,830 1,000,000 — 56,248,292 36,308,748
5,812 9,389 5,586,894 21,878 — 184,953 102,097
8,550
(b)
— 64,436
(c)
— — — —
— — 210,000 — — — —
291,988 34,914 4,270,169 637,960 197,933 14,168,584 16,022,010
3,017 2,975 6,714 3,122 3,259 4,420 5,092
— 3,386 3,273,432 — — 7,106 4,852,804
— — — 8,430,773 — — —
— 28,123 — 57,018 — 372,069 599,032
3,761 1,506 1,223 — — — —
46,435 4,320 4,303,071 — — — —
— — — — — — —
— — 1,695 — — — —
95,472,448 70,878,949 2,108,294,203 174,690,103 237,429,862 929,949,716 1,264,777,529
105,364 21,361 88,840 24,855 26,872 40,735 43,211
— — 4,307,355 — — 1,018,165 —
— — — 22,861,607 — 7,206,416 2,740,677
— 36,750 3,778,303 — — 56,248,292 36,308,748
73,298 — — — — — —
93,022 — 349,841 — 76,196 — —
— — 1,601,607 5,742 — — 145,313
16,154 2,652 213,841 10,173 36,228 65,924 93,873
305 225 6,752 494 770 2,802 3,990
312 313 362 312 313 647 685
15,566 9,151 86,078 26,587 16,101 76,533 114,265
304,021 70,452 10,432,979 22,929,770 156,480 64,659,514 39,450,762
56,241,793 39,133,155 1,415,103,236 175,994,221 135,761,849 997,108,345 1,402,209,090
38,926,634 31,675,342 682,757,988 (24,233,888) 101,511,533 (131,818,143) (176,882,323)
$95,168,427 $70,808,497 $2,097,861,224 $151,760,333 $237,273,382 $865,290,202 $1,225,326,767
4,922,360 2,847,274 126,658,183 15,580,837 8,581,246 204,952,917 137,755,584
$19.33 $24.87 $16.56 $9.74 $27.65 $4.22 $8.89
$— $35,709 $2,583,194 $— $— $54,180,927 $35,051,055

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
As of June 30, 2026 (unaudited)
International Equity
Portfolio
International Index
Portfolio
Large Cap Growth
Portfolio
Assets
Investments in unaffiliated securities at cost $1,418,647,481 $215,259,728 $1,565,561,230
Investments in affiliated securities at cost $51,995,171 $— $837,500
Investments in unaffiliated securities at value (#) 1,844,505,259 342,520,381 3,239,530,353
Investments in affiliated securities at value 51,995,171 — 837,500
Cash 434,602 47,343 —
Foreign currency 78,009
(a)
— —
Initial margin deposit on open futures contracts — — —
Dividends and interest receivable 10,044,058 1,163,679 598,410
Prepaid expenses 6,326 3,467 8,965
Receivable for:
Investments sold — 54,467 15,191,426
Investments sold on a delayed-delivery basis — — —
Fund shares sold — — 55
Expense reimbursements — — —
Variation margin on open future contracts 701,346 24,300 —
Other assets 23,536 — —
Swap agreements, at value — — —
Total Assets 1,907,788,307 343,813,637 3,256,166,709
Liabilities
Accrued expenses 262,343 66,394 58,325
Foreign currency overdraft — 3,618
(b)
—
Payable for:
Investments purchased 20 43,471 25,677,947
Investments purchased on a delayed-delivery basis — — —
Return of collateral for securities loaned 1,640,400 — 837,500
Fund shares redeemed 189,074 327,731 1,415,755
Variation margin on open future contracts 72,862 — —
Variation margin on open swap contracts — — —
Investment advisory fees 231,016 13,021 241,239
Administrative service fees 6,138 1,107 10,253
Director fees 378 313 2,943
Director deferred compensation 94,077 9,151 200,651
Total Liabilities 2,496,308 464,806 28,444,613
Net Assets
Capital stock (beneficial interest) 1,280,735,137 216,981,046 1,384,377,597
Distributable earnings/(accumulated loss) 624,556,862 126,367,785 1,843,344,499
Total Net Assets $1,905,291,999 $343,348,831 $3,227,722,096
Shares of beneficial interest outstanding 145,570,091 18,661,784 53,112,303
Net asset value per share $13.09 $18.40 $60.77
(#) Includes securities on loan of $1,562,909 $— $854,300
(a) Foreign currency holdings, cost $77,819.
(b) Foreign currency holdings, cost $-3,618.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
$566,547,069 $2,425,601,335 $66,976,646 $506,447,594 $1,342,467,848 $42,962,614 $3,161,737,387
$3,156,525 $— $— $16,680,015 $— $3,354,400 $3,539,436,856
2,403,253,122 3,745,961,870 91,590,859 809,891,359 1,952,822,921 57,431,389 4,104,519,961
3,156,525 — — 16,680,015 — 3,354,400 4,689,531,898
415,714 — — 12,240 82,718 — 10,553,923
— — — — — — —
— — — — — — 460,000
1,153,761 2,869,955 15,893 673,723 1,373,769 88,242 9,937,129
7,324 9,702 3,010 4,287 6,428 2,946 19,125
— — 922,906 1,421,946 — 283,670 7,171,000
— — — — — — 9,396,811
— — — — — — —
— — 1,042 — — 1,981 367,594
187,200 — — 19,124 — — 5,854,050
— — — — — — —
— — — — — — 7,140
2,408,173,646 3,748,841,527 92,533,710 828,702,694 1,954,285,836 61,162,628 8,837,818,631
49,843 65,485 22,977 36,752 46,095 21,414 104,790
— — — — — — —
— — — 4,331,230 — 623,374 10,115,629
— — — — — — 66,126,300
3,156,525 — — 16,680,015 — 3,354,400 14,093,050
472,584 339,871 39,551 274,116 409,341 770 3,049,022
305 — — — — — 5,716,481
— — — — — — 28,517
78,911 418,741 12,992 30,648 239,609 8,188 992,731
7,709 12,202 294 2,605 6,463 186 28,287
2,178 689 313 730 1,085 312 8,592
93,989 87,376 9,151 31,407 126,966 9,151 449,138
3,862,044 924,364 85,278 21,387,503 829,559 4,017,795 100,712,537
527,216,401 2,146,099,167 68,084,791 468,178,546 1,239,248,228 38,727,473 6,343,884,981
1,877,095,201 1,601,817,996 24,363,641 339,136,645 714,208,049 18,417,360 2,393,221,113
$2,404,311,602 $3,747,917,163 $92,448,432 $807,315,191 $1,953,456,277 $57,144,833 $8,737,106,094
25,663,556 140,423,478 5,301,261 30,867,828 93,413,259 2,665,050 567,859,995
$93.69 $26.69 $17.44 $26.15 $20.91 $21.44 $15.39
$3,028,527 $— $— $15,784,335 $— $3,309,865 $13,572,618

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
As of June 30, 2026 (unaudited)
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Assets
Investments in unaffiliated securities at cost $2,871,981,239 $1,368,850,832 $410,389,677
Investments in affiliated securities at cost $3,604,746,859 $1,316,179,626 $—
Investments in unaffiliated securities at value (#) 3,894,794,441 1,557,745,803 410,389,677
*
Investments in affiliated securities at value 4,831,574,891 1,591,319,272 —
Cash 11,533,112 3,467,837 74
Initial margin deposit on open futures contracts 505,000 130,000 —
Dividends and interest receivable 6,721,503 5,109,797 1,176,971
Prepaid expenses 18,779 8,706 3,602
Receivable for:
Investments sold 7,744,673 1,576,362 —
Investments sold on a delayed-delivery basis 741,201 8,711,927 —
Fund shares sold — — 361,755
Expense reimbursements 404,608 97,192 —
Variation margin on open future contracts 6,255,990 1,899,930 —
Variation margin on open swap contracts — — —
Total Assets 8,760,294,198 3,170,066,826 411,932,079
Liabilities
Accrued expenses 98,711 67,907 28,664
Payable for:
Investments purchased 10,821,328 2,050,273 4,254,816
Investments purchased on a delayed-delivery basis 38,704,511 36,424,988 3,186,359
Return of collateral for securities loaned 15,154,400 4,272,300 —
Fund shares redeemed 56,600 1,488,162 —
Variation margin on open future contracts 6,131,975 1,732,524 —
Variation margin on open swap contracts 19,879 8,476 —
Investment advisory fees 1,066,749 341,010 19,343
Administrative service fees 28,037 10,170 1,315
Director fees 8,113 3,206 413
Director deferred compensation 304,171 208,733 —
Expense reimbursements — — —
Total Liabilities 72,394,474 46,607,749 7,490,910
Net Assets
Capital stock (beneficial interest) 6,174,228,711 2,569,184,810 404,396,766
Distributable earnings/(accumulated loss) 2,513,671,013 554,274,267 44,403
Total Net Assets $8,687,899,724 $3,123,459,077 $404,441,169
Shares of beneficial interest outstanding 476,058,884 237,133,802 404,380,605
Net asset value per share $18.25 $13.17 $1.00
(#) Includes securities on loan of $14,406,249 $4,250,825 $—
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates fair value.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
Multisector Bond
Portfolio
Real Estate
Securities Portfolio
Short-Term Bond
Portfolio
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$96,502,386 $91,849,298 $613,611,681 $108,462,530 $806,626,383 $733,532,782
$76,047,953 $— $9,893,765 $4,884,275 $22,168,635 $3,753,400
95,316,592 140,691,381 611,739,103 145,098,359 1,215,556,684 1,017,270,059
76,704,005 — 9,893,765 4,884,275 22,168,635 3,753,400
455 14,957 2,731 — 29,550 —
— — — — — —
423,766 535,797 6,153,791 26,632 962,661 788,923
3,150 3,103 3,974 3,099 4,948 4,654
337,230 — — 900,363 2,383,171 408,141
1,650,692 — — — — —
63,447 — 301,110 — — —
— — — — — —
5,266 6,240 — — 15,000 —
601 — — — — —
174,505,204 141,251,478 628,094,474 150,912,728 1,241,120,649 1,022,225,177
26,454 27,745 28,301 26,655 44,387 38,862
330,200 — — — 1,622,332 —
6,406,086 — 5,241,674 — — —
1,009,665 — 9,893,765 4,884,275 22,168,635 3,753,400
— 158,341 — 76,799 531,778 427,070
— — 20,508 — — —
— — — — — —
15,944 20,694 46,916 21,941 46,115 130,736
542 469 1,994 466 3,920 3,378
312 313 318 313 1,060 495
23,953 26,058 84,704 9,656 53,619 69,197
— — — 41 — —
7,813,156 233,620 15,318,180 5,020,146 24,471,846 4,423,138
200,718,247 90,882,552 627,931,314 98,446,744 737,465,011 708,572,326
(34,026,199) 50,135,306 (15,155,020) 47,445,838 479,183,792 309,229,713
$166,692,048 $141,017,858 $612,776,294 $145,892,582 $1,216,648,803 $1,017,802,039
18,053,533 5,345,687 62,321,439 7,132,174 49,548,362 45,956,624
$9.23 $26.38 $9.83 $20.46 $24.55 $22.15
$980,050 $— $9,574,469 $4,167,049 $21,354,526 $3,924,984

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2026 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Conservative
Allocation
Portfolio
Dynamic
Allocation
Portfolio
Investment Income
Dividends $8,129,792 $1,171,991 $1,252,210 $1,157,359
Interest 1,941,810 12,081 8,434,443 3,770,323
Affiliated income from securities loaned, net 3,551 6,585 19,404 8,368
Income from affiliated investments 3,187,927 — 357,759 252,149
Non cash income from affiliated investments 13,635,173 — 3,150,322 1,897,271
Foreign tax withholding (22,508) (983) (2,520) (3,272)
Total Investment Income 26,875,745 1,189,674 13,211,618 7,082,198
Expenses
Adviser fees 8,761,106 593,450 1,140,012 1,030,243
Administrative service fees 252,770 58,343 88,451 71,844
Audit and legal fees 31,507 20,126 20,893 21,349
Custody fees 27,340 7,469 27,041 25,614
Insurance expenses 4,160 1,808 2,236 2,012
Pricing service fees 7,388 1,250 45,710 53,728
Printing and postage expenses 16,078 7,069 11,454 8,845
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 48,494 6,697 13,279 9,865
Other expenses 15,092 9,414 13,282 10,254
Total Expenses Before Reimbursement 9,166,435 708,126 1,364,858 1,236,254
Less:
Reimbursement from adviser (2,388,856) — (2,198) (6,895)
Total Net Expenses 6,777,579 708,126 1,362,660 1,229,359
Net Investment Income/(Loss) 20,098,166 481,548 11,848,958 5,852,839
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 70,541,569 11,971,725 9,478,958 9,459,461
Affiliated investments 1,016,908 — (664,030) 776,523
In-kind contributions — — (1,032,292) (778,255)
Distributions of realized capital gains from affiliated
investments 42,779,270 — 442,527 1,387,814
Futures contracts (4,707,329) 79,049 1,186,312 (432,193)
Foreign currency transactions (36,561) — (4,797) (6,060)
Swap agreements 43,539 — 165,972 22,846
Change in net unrealized appreciation/(depreciation) on:
Investments 44,719,953 6,241,114 143,907 3,035,377
Affiliated investments 87,537,998 — 1,759,528 1,863,493
Futures contracts 3,335,725 153,457 (294,366) 25,050
Foreign currency transactions 231,270 (728) 83,985 40,154
Swap agreements — — (283,418) (33,741)
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 245,462,342 18,444,617 10,982,286 15,360,469
Net Increase/(Decrease) in Net Assets Resulting
From Operations $265,560,508 $18,926,165 $22,831,244 $21,213,308
(a) Includes foreign capital gain taxes paid of  $48,209.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$1,288,914 $402,103 $24,103,971 $41,442 $1,852,661 $542,746 $683,242
3,996 2,513 551,874 3,139,583 — 28,330,033 30,407,426
— 180 35,972 — — 150,309 14,180
— — — 34,890 — — —
— — — — — — —
(132,311) (143) (1,087,243) — — — —
1,160,599 404,653 23,604,574 3,215,915 1,852,661 29,023,088 31,104,848
382,450 64,452 5,329,535 269,139 941,047 1,701,495 2,446,612
47,224 45,478 207,448 53,072 59,478 112,314 143,981
31,536 19,720 24,561 16,128 20,162 21,341 22,296
115,703 1,515 84,681 7,475 4,699 5,748 7,174
1,662 1,652 3,531 1,764 1,843 2,504 2,978
28,552 1,728 24,831 11,450 462 70,721 31,863
6,832 4,683 12,246 8,370 10,086 18,699 16,399
2,500 2,500 2,500 2,500 2,500 2,500 2,500
6,577 6,010 13,474 7,520 6,618 17,301 21,220
12,965 9,094 16,635 9,237 9,459 11,745 12,831
636,001 156,832 5,719,442 386,655 1,056,354 1,964,368 2,707,854
(147,315) (45,227) (28,782) — (38,519) — —
488,686 111,605 5,690,660 386,655 1,017,835 1,964,368 2,707,854
671,913 293,048 17,913,914 2,829,260 834,826 27,058,720 28,396,994
4,022,631
(a)
439,078 78,484,277 (1,580,146) 6,193,206 803,972 (4,132,917)
— — — — — — —
— — — — — — —
— — — — — — —
877,546 37,469 25,324,855 (123,816) — — (1,010,077)
(65,743) — 30,854 — — — 1
— — 37,872 — — — —
15,798,818 6,378,509 66,256,021 (886,524) (1,070,570) (10,303,573) (12,620,587)
— — 19,293,286 — — — —
(144,545) 11,139 2,941,879 9,316 — — 725,112
(3,980) — (28,545) — (457) — —
— — 1,695 — — — —
152,708 — — — — — —
20,637,435 6,866,195 192,342,194 (2,581,170) 5,122,179 (9,499,601) (17,038,468)
$21,309,348 $7,159,243 $210,256,108 $248,090 $5,957,005 $17,559,119 $11,358,526

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Operations – continued
For the six months ended June 30, 2026 (unaudited)
International Equity
Portfolio
International Index
Portfolio
Large Cap Growth
Portfolio
Investment Income
Dividends $32,401,440 $6,261,831 $9,962,906
Interest 182,923 8,312 —
Affiliated income from securities loaned, net 39,444 1,685 42
Income from affiliated investments 1,435,484 — —
Non cash income from affiliated investments — — —
Foreign tax withholding (2,976,264) (537,117) (55,876)
Total Investment Income 31,083,027 5,734,711 9,907,072
Expenses
Adviser fees 5,816,275 320,452 6,215,103
Administrative service fees 194,257 67,238 304,142
Audit and legal fees 37,074 20,341 28,719
Custody fees 475,316 57,554 14,078
Insurance expenses 3,404 1,884 4,904
Pricing service fees 83,367 48,780 443
Printing and postage expenses 16,787 5,600 28,840
Transfer agent fees 2,500 2,500 2,500
Directors' fees 14,418 6,010 68,685
Other expenses 27,878 20,561 21,067
Total Expenses Before Reimbursement 6,671,276 550,920 6,688,481
Less:
Reimbursement from adviser — — —
Total Net Expenses 6,671,276 550,920 6,688,481
Net Investment Income/(Loss) 24,411,751 5,183,791 3,218,591
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 176,407,848
(a)
(973,645) 170,225,227
Affiliated investments — — —
In-kind contributions — — —
Distributions of realized capital gains from affiliated investments — — —
Futures contracts 19,358,579 1,285,150 —
Foreign currency transactions (751,492) (5,354) —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 41,366,378 24,890,564 (42,528,705)
Affiliated investments — — —
Futures contracts (2,432,347) (87,786) —
Foreign currency transactions (365,791) (40,832) —
Swap agreements — — —
Foreign capital gain tax liability 556,115 — —
Net Realized and Unrealized Gains/(Losses) 234,139,290 25,068,097 127,696,522
Net Increase/(Decrease) in Net Assets Resulting
From Operations $258,551,041 $30,251,888 $130,915,113
(a) Includes foreign capital gain taxes paid of  $58,608.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Operations – continued
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
$13,823,369 $34,464,423 $186,033 $5,135,943 $12,856,020 $551,448 $15,087,159
30,670 1,866 — 14,036 — — 32,261,623
1,670 18,979 5,314 22,396 22,814 886 23,946
— — — — — — 12,990,951
— — — — — — 65,062,168
(2,864) (178,805) — (3,822) (56,581) (1,342) (28,338)
13,852,845 34,306,463 191,347 5,168,553 12,822,253 550,992 125,397,509
1,999,331 10,316,037 321,038 753,635 5,828,269 195,774 25,692,111
232,359 339,700 47,277 104,059 196,704 44,437 772,103
25,604 28,666 19,789 21,452 24,020 19,680 47,412
20,062 83,391 4,091 12,951 7,872 2,693 39,094
3,880 4,967 1,684 2,353 3,938 1,641 11,216
2,131 736 557 1,779 532 586 34,123
22,052 13,931 5,588 16,106 22,666 4,764 25,861
2,500 2,500 2,500 2,500 2,500 2,500 2,500
44,765 18,808 6,010 14,661 28,963 6,010 181,432
17,225 17,804 9,113 11,425 15,283 9,008 40,263
2,369,909 10,826,540 417,647 940,921 6,130,747 287,093 26,846,115
— — (36,682) — — (56,644) (9,231,271)
2,369,909 10,826,540 380,965 940,921 6,130,747 230,449 17,614,844
11,482,936 23,479,923 (189,618) 4,227,632 6,691,506 320,543 107,782,665
42,420,675 245,546,670 3,100,760 45,986,147 99,092,391 3,817,941 161,196,028
— — — — — — 36,704,427
— — — — — — (12,021,458)
— — — — — — 124,985,373
397,765 — — 1,170,713 — — (64,096,918)
— (466,572) — — — — 20,639
— — — — — — (642,487)
167,535,396 167,159,000 7,737,582 69,477,618 213,727,246 5,071,053 16,144,061
— — — — — — 187,479,834
465,626 — — 11,156 — — 9,314,158
— (16,397) — — — (29) 1,058,017
— — — — — — 1,447,336
— — — — — — —
210,819,462 412,222,701 10,838,342 116,645,634 312,819,637 8,888,965 461,589,010
$222,302,398 $435,702,624 $10,648,724 $120,873,266 $319,511,143 $9,209,508 $569,371,675

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Operations – continued
For the six months ended June 30, 2026 (unaudited)
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Investment Income
Dividends $19,420,343 $4,541,577 $209,901
Interest 13,287,581 20,204,079 7,376,824
Affiliated income from securities loaned, net 13,684 10,599 —
Income from affiliated investments 13,032,226 4,541,109 —
Non cash income from affiliated investments 63,220,028 26,451,076 —
Foreign tax withholding (41,909) (6,816) —
Total Investment Income 108,931,953 55,741,624 7,586,725
Expenses
Adviser fees 26,577,979 9,054,830 510,534
Administrative service fees 737,631 310,297 74,716
Audit and legal fees 45,990 33,101 20,008
Custody fees 43,312 25,541 4,657
Insurance expenses 9,813 5,365 2,102
Pricing service fees 29,718 26,450 8,173
Printing and postage expenses 26,812 13,482 8,686
Transfer agent fees 2,500 2,500 2,500
Directors' fees 159,901 71,117 7,059
Other expenses 35,153 20,214 10,055
Total Expenses Before Reimbursement 27,668,809 9,562,897 648,490
Less:
Reimbursement from adviser (9,747,844) (2,396,999) —
Total Net Expenses 17,920,965 7,165,898 648,490
Net Investment Income/(Loss) 91,010,988 48,575,726 6,938,235
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 89,160,193 42,331,572 4,074
Affiliated investments (670,748) 14,582,866 —
Class action settlements — — 1,004
In-kind contributions (4,186,897) (3,486,877) —
Distributions of realized capital gains from affiliated investments 155,152,903 23,476,644 —
Futures contracts (29,631,340) (6,846,476) —
Foreign currency transactions (90,485) (3,617) —
Swap agreements (409,577) (218,615) —
Change in net unrealized appreciation/(depreciation) on:
Investments 137,514,952 3,874,212 —
Affiliated investments 273,006,600 41,013,037 —
Futures contracts 12,072,219 1,178,136 —
Foreign currency transactions 747,534 532,943 —
Swap agreements 1,003,948 437,024 —
Net Realized and Unrealized Gains/(Losses) 633,669,302 116,870,849 5,078
Net Increase/(Decrease) in Net Assets Resulting
From Operations $724,680,290 $165,446,575 $6,943,313

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Operations – continued
Multisector Bond
Portfolio
Real Estate
Securities Portfolio
Short-Term Bond
Portfolio
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$279,027 $2,569,989 $143,010 $335,261 $8,783,288 $6,394,595
2,903,027 7,322 14,934,120 — 7,946 —
6,553 — 30,790 1,211 28,698 10,137
52,856 — — — — —
1,334,204 — — — — —
— (8) — — (6,215) (9,560)
4,575,667 2,577,303 15,107,920 336,472 8,813,717 6,395,172
418,514 516,611 1,239,143 520,890 1,097,856 3,126,150
54,229 51,710 92,664 51,069 133,318 120,482
19,559 19,887 13,982 19,886 22,250 21,958
10,216 3,560 6,047 8,447 20,778 13,053
1,782 1,745 2,335 1,726 2,681 2,688
47,870 745 34,720 629 2,441 601
7,060 10,270 10,424 6,482 18,606 15,465
2,500 2,500 2,500 2,500 2,500 2,500
7,227 7,480 12,678 6,046 21,904 14,318
9,626 9,193 10,692 9,175 12,876 11,744
578,583 623,701 1,425,185 626,850 1,335,210 3,328,959
— — — (14,804) — —
578,583 623,701 1,425,185 612,046 1,335,210 3,328,959
3,997,084 1,953,602 13,682,735 (275,574) 7,478,507 3,066,213
676,594 520,009 804,662 11,870,035 69,497,529 25,056,740
(161,608) — — — — —
— — — — — —
(754,858) — — — — —
— — — — — —
40,747 54,123 (494,009) — 358,519 —
— — — 856 — (575)
22,580 — — — — —
(932,823) 14,702,664 (6,880,697) 17,989,282 160,666,688 151,364,538
765,325 — — — — —
(34,102) 16,090 26,108 — 98,594 —
— — — — — —
(26,412) — — — — —
(404,557) 15,292,886 (6,543,936) 29,860,173 230,621,330 176,420,703
$3,592,527 $17,246,488 $7,138,799 $29,584,599 $238,099,837 $179,486,916

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
Operations
Net investment income/(loss) $20,098,166 $30,445,006 $481,548 $1,164,533
Net realized gains/(losses) 109,637,396 169,924,211 12,050,774 36,173,412
Change in net unrealized appreciation/(depreciation) 135,824,946 146,126,922 6,393,843 (3,398,308)
Net Change in Net Assets Resulting From Operations
265,560,508 346,496,139 18,926,165 33,939,637
Distributions to Shareholders
From net investment income/net realized gains (208,983,562) (217,864,666) (37,836,324) (6,575,391)
Total Distributions to Shareholders
(208,983,562) (217,864,666) (37,836,324) (6,575,391)
Capital Stock Transactions
Sold 8,095,956 18,175,209 4,984,956 8,189,507
Distributions reinvested 208,983,562 217,864,666 37,836,324 6,575,391
Redeemed (99,603,174) (161,274,945) (10,876,888) (22,374,497)
Total Capital Stock Transactions 117,476,344 74,764,930 31,944,392 (7,609,599)
Net Increase/(Decrease) in Net Assets 174,053,290 203,396,403 13,034,233 19,754,647
Net Assets, Beginning of Period 2,465,165,419 2,261,769,016 214,569,851 194,815,204
Net Assets, End of Period $2,639,218,709 $2,465,165,419 $227,604,084 $214,569,851
Capital Stock Share Transactions
Sold 384,107 928,436 233,605 430,211
Distributions reinvested 9,992,472 12,041,911 1,991,459 363,063
Redeemed (4,691,825) (8,233,927) (511,895) (1,155,573)
Total Capital Stock Share Transactions
5,684,754 4,736,420 1,713,169 (362,299)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Conservative Allocation
Portfolio Dynamic Allocation Portfolio
Emerging Markets Equity
Portfolio ESG Index Portfolio
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
$11,848,958 $25,253,935 $5,852,839 $12,728,906 $671,913 $1,188,646 $293,048 $525,935
9,572,650 8,336,160 10,430,136 15,953,043 4,834,434 6,177,912 476,547 602,289
1,409,636 23,456,329 4,930,333 17,031,104 15,803,001 11,166,696 6,389,648 8,377,925
22,831,244 57,046,424 21,213,308 45,713,053 21,309,348 18,533,254 7,159,243 9,506,149
(25,074,103) (26,952,306) (28,370,806) (21,861,827) (7,849,660) (2,139,823) (702,991) (530,255)
(25,074,103) (26,952,306) (28,370,806) (21,861,827) (7,849,660) (2,139,823) (702,991) (530,255)
2,647,742 10,318,413 937,117 2,570,912 6,189,523 4,059,715 4,313,659 5,060,644
25,074,103 26,952,306 28,370,806 21,861,827 7,849,660 2,139,823 702,991 530,255
(51,614,870) (87,539,142) (26,979,476) (59,442,971) (6,375,084) (10,680,393) (2,938,115) (8,064,575)
(23,893,025) (50,268,423) 2,328,447 (35,010,232) 7,664,099 (4,480,855) 2,078,535 (2,473,676)
(26,135,884) (20,174,305) (4,829,051) (11,159,006) 21,123,787 11,912,576 8,534,787 6,502,218
587,033,830 607,208,135 381,928,409 393,087,415 74,044,640 62,132,064 62,273,710 55,771,492
$560,897,946 $587,033,830 $377,099,358 $381,928,409 $95,168,427 $74,044,640 $70,808,497 $62,273,710
326,291 1,324,229 56,516 164,463 333,585 272,684 188,348 246,692
3,138,775 3,602,286 1,778,924 1,463,867 406,958 156,569 28,324 27,063
(6,330,965) (11,284,370) (1,624,955) (3,803,956) (341,938) (754,815) (124,107) (396,941)
(2,865,899) (6,357,855) 210,485 (2,175,626) 398,605 (325,562) 92,565 (123,186)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Global Stock Portfolio Government Bond Portfolio
For the periods ended
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
Operations
Net investment income/(loss) $17,913,914 $30,579,877 $2,829,260 $6,303,253
Net realized gains/(losses) 103,877,858 132,209,747 (1,703,962) 387,668
Change in net unrealized appreciation/(depreciation) 88,464,336 168,565,366 (877,208) 4,703,695
Net Change in Net Assets Resulting From Operations
210,256,108 331,354,990 248,090 11,394,616
Distributions to Shareholders
From net investment income/net realized gains (169,201,779) (182,244,452) (2,829,261) (6,303,359)
Total Distributions to Shareholders
(169,201,779) (182,244,452) (2,829,261) (6,303,359)
Capital Stock Transactions
Sold 1,979,803 3,265,789 3,136,589 10,738,384
Distributions reinvested 169,201,779 182,244,452 2,829,261 6,303,359
Redeemed (22,400,015) (42,828,676) (11,430,590) (23,031,543)
Total Capital Stock Transactions 148,781,567 142,681,565 (5,464,740) (5,989,800)
Net Increase/(Decrease) in Net Assets 189,835,896 291,792,103 (8,045,911) (898,543)
Net Assets, Beginning of Period 1,908,025,328 1,616,233,225 159,806,244 160,704,787
Net Assets, End of Period $2,097,861,224 $1,908,025,328 $151,760,333 $159,806,244
Capital Stock Share Transactions
Sold 118,431 209,079 318,739 1,102,540
Distributions reinvested 10,185,761 12,792,136 287,847 642,932
Redeemed (1,321,178) (2,802,867) (1,159,903) (2,359,408)
Total Capital Stock Share Transactions
8,983,014 10,198,348 (553,317) (613,936)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Healthcare Portfolio High Yield Portfolio Income Portfolio International Equity Portfolio
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
$834,826 $1,920,336 $27,058,720 $53,153,337 $28,396,994 $58,464,893 $24,411,751 $38,155,048
6,193,206 1,083,700 803,972 (6,381,248) (5,142,993) (14,775,110) 195,014,935 152,988,975
(1,071,027) 26,965,474 (10,303,573) 23,248,642 (11,895,475) 52,962,245 39,124,355 231,590,270
5,957,005 29,969,510 17,559,119 70,020,731 11,358,526 96,652,028 258,551,041 422,734,293
(2,960,748) (2,425,829) (27,148,508) (53,342,943) (28,435,076) (58,207,056) (136,023,034) (35,636,358)
(2,960,748) (2,425,829) (27,148,508) (53,342,943) (28,435,076) (58,207,056) (136,023,034) (35,636,358)
1,128,737 3,612,850 12,495,754 33,288,706 22,600,084 33,159,643 3,209,247 3,171,932
2,960,748 2,425,829 27,148,508 53,342,943 28,435,076 58,207,056 136,023,034 35,636,358
(14,511,407) (37,043,773) (23,068,303) (67,174,783) (53,752,911) (205,239,763) (124,681,320) (44,823,207)
(10,421,922) (31,005,094) 16,575,959 19,456,866 (2,717,751) (113,873,064) 14,550,961 (6,014,917)
(7,425,665) (3,461,413) 6,986,570 36,134,654 (19,794,301) (75,428,092) 137,078,968 381,083,018
244,699,047 248,160,460 858,303,632 822,168,978 1,245,121,068 1,320,549,160 1,768,213,031 1,387,130,013
$237,273,382 $244,699,047 $865,290,202 $858,303,632 $1,225,326,767 $1,245,121,068 $1,905,291,999 $1,768,213,031
43,211 148,793 2,949,738 7,862,002 2,528,275 3,721,176 244,362 304,559
111,354 103,241 6,415,146 12,621,219 3,179,125 6,522,971 10,353,247 3,295,147
(544,220) (1,460,135) (5,457,172) (15,991,178) (6,030,638) (23,160,503) (9,215,114) (4,109,529)
(389,655) (1,208,101) 3,907,712 4,492,043 (323,238) (12,916,356) 1,382,495 (509,823)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
International Index Portfolio Large Cap Growth Portfolio
For the periods ended
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
Operations
Net investment income/(loss) $5,183,791 $6,290,917 $3,218,591 $8,753,530
Net realized gains/(losses) 306,151 238,177 170,225,227 211,554,693
Change in net unrealized appreciation/(depreciation) 24,761,946 60,523,375 (42,528,705) 267,598,046
Net Change in Net Assets Resulting From Operations
30,251,888 67,052,469 130,915,113 487,906,269
Distributions to Shareholders
From net investment income/net realized gains (8,330,326) (5,677,488) (218,409,481) (253,320,513)
Total Distributions to Shareholders
(8,330,326) (5,677,488) (218,409,481) (253,320,513)
Capital Stock Transactions
Sold 16,654,916 31,413,720 2,443,893 12,479,343
Distributions reinvested 8,330,326 5,677,488 218,409,481 253,320,513
Redeemed (2,326,841) (6,043,368) (164,059,590) (283,870,405)
Total Capital Stock Transactions 22,658,401 31,047,840 56,793,784 (18,070,549)
Net Increase/(Decrease) in Net Assets 44,579,963 92,422,821 (30,700,584) 216,515,207
Net Assets, Beginning of Period 298,768,868 206,346,047 3,258,422,680 3,041,907,473
Net Assets, End of Period $343,348,831 $298,768,868 $3,227,722,096 $3,258,422,680
Capital Stock Share Transactions
Sold 919,219 2,026,610 41,315 221,738
Distributions reinvested 451,489 372,084 3,597,913 4,690,044
Redeemed (129,169) (403,474) (2,663,203) (4,823,092)
Total Capital Stock Share Transactions
1,241,539 1,995,220 976,025 88,690

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Large Cap Index Portfolio Large Cap Value Portfolio Mid Cap Growth Portfolio Mid Cap Index Portfolio
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
$11,482,936 $22,530,913 $23,479,923 $49,045,583 $(189,618) $(290,075) $4,227,632 $8,571,173
42,818,440 51,975,668 245,080,098 86,222,396 3,100,760 2,678,062 47,156,860 29,237,363
168,001,022 269,868,121 167,142,603 421,111,169 7,737,582 (313,186) 69,488,774 11,958,664
222,302,398 344,374,702 435,702,624 556,379,148 10,648,724 2,074,801 120,873,266 49,767,200
(73,861,734) (80,735,974) (134,926,277) (411,801,120) – – (36,150,658) (38,314,875)
(73,861,734) (80,735,974) (134,926,277) (411,801,120) – – (36,150,658) (38,314,875)
8,573,415 35,784,754 9,937,417 19,545,974 3,082,498 7,437,894 1,907,574 17,244,300
73,861,734 80,735,974 134,926,277 411,801,120 – – 36,150,658 38,314,875
(74,101,085) (116,475,293) (68,208,072) (45,759,433) (8,179,454) (12,888,137) (35,678,900) (37,273,645)
8,334,064 45,435 76,655,622 385,587,661 (5,096,956) (5,450,243) 2,379,332 18,285,530
156,774,728 263,684,163 377,431,969 530,165,689 5,551,768 (3,375,442) 87,101,940 29,737,855
2,247,536,874 1,983,852,711 3,370,485,194 2,840,319,505 86,896,664 90,272,106 720,213,251 690,475,396
$2,404,311,602 $2,247,536,874 $3,747,917,163 $3,370,485,194 $92,448,432 $86,896,664 $807,315,191 $720,213,251
93,166 452,201 383,711 810,304 197,114 487,626 75,302 769,891
787,262 1,057,827 5,023,952 19,331,299 – – 1,403,528 1,809,320
(817,945) (1,421,334) (2,664,724) (1,951,974) (515,120) (851,902) (1,421,399) (1,635,803)
62,483 88,694 2,742,939 18,189,629 (318,006) (364,276) 57,431 943,408

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Mid Cap Stock Portfolio Mid Cap Value Portfolio
For the periods ended
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
Operations
Net investment income/(loss) $6,691,506 $12,965,292 $320,543 $665,661
Net realized gains/(losses) 99,092,391 331,529,268 3,817,941 1,946,977
Change in net unrealized appreciation/(depreciation) 213,727,246 (264,969,800) 5,071,024 2,483,169
Net Change in Net Assets Resulting From Operations
319,511,143 79,524,760 9,209,508 5,095,807
Distributions to Shareholders
From net investment income/net realized gains (214,571,080) (243,721,775) (2,574,559) (4,254,272)
Total Distributions to Shareholders
(214,571,080) (243,721,775) (2,574,559) (4,254,272)
Capital Stock Transactions
Sold 388,571 2,685,112 3,103,856 3,306,986
Distributions reinvested 214,571,080 243,721,775 2,574,559 4,254,272
Redeemed (141,753,487) (107,696,347) (4,398,000) (9,034,411)
In-kind redemptions – (397,000,000) – –
Total Capital Stock Transactions 73,206,164 (258,289,460) 1,280,415 (1,473,153)
Net Increase/(Decrease) in Net Assets 178,146,227 (422,486,475) 7,915,364 (631,618)
Net Assets, Beginning of Period 1,775,310,050 2,197,796,525 49,229,469 49,861,087
Net Assets, End of Period $1,953,456,277 $1,775,310,050 $57,144,833 $49,229,469
Capital Stock Share Transactions
Sold 19,330 131,723 151,700 184,226
Distributions reinvested 10,412,331 13,140,128 120,971 258,566
Redeemed (6,802,500) (5,402,054) (215,789) (499,006)
In-kind redemptions – (21,116,123) – –
Total Capital Stock Share Transactions
3,629,161 (13,246,326) 56,882 (56,214)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
Moderately Conservative
Allocation Portfolio Money Market Portfolio
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
$107,782,665 $195,155,216 $91,010,988 $133,467,000 $48,575,726 $103,073,347 $6,938,235 $18,060,628
246,145,604 522,142,616 209,324,049 514,667,604 69,835,497 120,016,012 5,078 21,267
215,443,406 399,772,041 424,345,253 434,002,327 47,035,352 166,737,061 – –
569,371,675 1,117,069,873 724,680,290 1,082,136,931 165,446,575 389,826,420 6,943,313 18,081,895
(741,749,628) (945,062,011) (662,066,512) (595,233,972) (238,348,893) (299,835,280) (6,938,233) (18,060,631)
(741,749,628) (945,062,011) (662,066,512) (595,233,972) (238,348,893) (299,835,280) (6,938,233) (18,060,631)
– – 80,652,627 149,942,096 444,011 – 32,770,666 96,499,083
741,749,628 945,062,011 662,066,512 595,233,972 238,348,893 299,835,280 6,938,233 18,060,631
(608,018,635) (1,411,870,927) (144,064,170) (264,325,182) (340,738,046) (806,583,158) (58,493,664) (137,616,141)
– – – – – – – –
133,730,993 (466,808,916) 598,654,969 480,850,886 (101,945,142) (506,747,878) (18,784,765) (23,056,427)
(38,646,960) (294,801,054) 661,268,747 967,753,845 (174,847,460) (416,756,738) (18,779,685) (23,035,163)
8,775,753,054 9,070,554,108 8,026,630,977 7,058,877,132 3,298,306,537 3,715,063,275 423,220,854 446,256,017
$8,737,106,094 $8,775,753,054 $8,687,899,724 $8,026,630,977 $3,123,459,077 $3,298,306,537 $404,441,169 $423,220,854
– – 4,318,199 8,751,046 32,500 – 32,770,666 96,499,083
48,152,116 66,577,574 36,280,798 36,806,681 18,075,906 24,101,158 6,938,233 18,060,631
(37,929,260) (92,035,370) (7,690,438) (15,324,542) (24,776,709) (61,015,758) (58,493,664) (137,616,141)
– – – – – – – –
10,222,856 (25,457,796) 32,908,559 30,233,185 (6,668,303) (36,914,600) (18,784,765) (23,056,427)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multisector Bond Portfolio Real Estate Securities Portfolio
For the periods ended
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
Operations
Net investment income/(loss) $3,997,084 $8,702,941 $1,953,602 $3,471,875
Net realized gains/(losses) (176,545) (840,829) 574,132 (648,420)
Change in net unrealized appreciation/(depreciation) (228,012) 5,644,914 14,718,754 (1,846,361)
Net Change in Net Assets Resulting From Operations
3,592,527 13,507,026 17,246,488 977,094
Distributions to Shareholders
From net investment income/net realized gains (4,053,418) (8,576,486) (3,420,134) (13,424,643)
Total Distributions to Shareholders
(4,053,418) (8,576,486) (3,420,134) (13,424,643)
Capital Stock Transactions
Sold 2,357,182 3,874,169 1,529,352 1,887,838
Distributions reinvested 4,053,418 8,576,486 3,420,134 13,424,643
Redeemed (11,509,849) (32,039,428) (10,322,480) (16,947,799)
In-kind redemptions – – – –
Total Capital Stock Transactions (5,099,249) (19,588,773) (5,372,994) (1,635,318)
Net Increase/(Decrease) in Net Assets (5,560,140) (14,658,233) 8,453,360 (14,082,867)
Net Assets, Beginning of Period 172,252,188 186,910,421 132,564,498 146,647,365
Net Assets, End of Period $166,692,048 $172,252,188 $141,017,858 $132,564,498
Capital Stock Share Transactions
Sold 254,688 422,595 60,330 74,604
Distributions reinvested 438,620 938,658 128,513 563,544
Redeemed (1,245,210) (3,520,660) (401,044) (679,655)
In-kind redemptions – – – –
Total Capital Stock Share Transactions
(551,902) (2,159,407) (212,201) (41,507)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Bond Portfolio Small Cap Growth Portfolio Small Cap Index Portfolio Small Cap Stock Portfolio
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
6/30/2026
(unaudited) 12/31/2025
$13,682,735 $28,634,550 $(275,574) $(386,952) $7,478,507 $12,718,380 $3,066,213 $6,582,622
310,653 1,589,600 11,870,891 8,340,180 69,856,048 80,888,072 25,056,165 42,657,554
(6,854,589) 9,864,317 17,989,282 (5,383,814) 160,765,282 (32,310,063) 151,364,538 (35,538,312)
7,138,799 40,088,467 29,584,599 2,569,414 238,099,837 61,296,389 179,486,916 13,701,864
(13,654,329) (28,516,463) (7,237,354) – (93,037,905) (57,505,073) (21,886,726) (65,234,596)
(13,654,329) (28,516,463) (7,237,354) – (93,037,905) (57,505,073) (21,886,726) (65,234,596)
7,753,588 17,807,912 1,215,728 6,883,804 5,563,207 27,136,127 1,633,186 13,274,198
13,654,329 28,516,463 7,237,354 – 93,037,905 57,505,073 21,886,726 65,234,596
(55,742,885) (125,744,633) (11,359,867) (15,602,653) (62,892,448) (116,763,587) (73,700,933) (50,947,213)
– – – – – – – (146,000,000)
(34,334,968) (79,420,258) (2,906,785) (8,718,849) 35,708,664 (32,122,387) (50,181,021) (118,438,419)
(40,850,498) (67,848,254) 19,440,460 (6,149,435) 180,770,596 (28,331,071) 107,419,169 (169,971,151)
653,626,792 721,475,046 126,452,122 132,601,557 1,035,878,207 1,064,209,278 910,382,870 1,080,354,021
$612,776,294 $653,626,792 $145,892,582 $126,452,122 $1,216,648,803 $1,035,878,207 $1,017,802,039 $910,382,870
785,613 1,805,247 65,271 428,954 236,536 1,348,819 82,589 727,150
1,381,880 2,886,907 370,138 – 3,940,581 3,054,459 1,027,228 3,840,017
(5,631,756) (12,767,106) (607,013) (927,618) (2,708,802) (5,451,020) (3,506,784) (2,762,622)
– – – – – – – (8,391,866)
(3,464,263) (8,074,952) (171,604) (498,664) 1,468,315 (1,047,742) (2,396,967) (6,587,321)

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation organized under the laws of Minnesota, is registered under the Investment Company
Act of 1940 (the “1940 Act”). The Fund is divided into 30 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of six asset allocation Portfolios, eighteen equity Portfolios, five fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans ("Thrivent" or the
"Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of insurance companies not affiliated with Thrivent, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their
investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S.
or foreign securities exchanges or included in a national market system, which includes exchange-traded funds, are valued at
the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board
of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the
Board, and generally utilizes the amortized cost method. Valuing securities held by Money Market on the basis of amortized cost
(which approximates fair value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the
Committee. Private Equity Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a portfolio's investment in the Private Equity Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private
Equity Funds held by the Portfolios, if the NAV of the Private
Equity Fund is not readily available for the daily pricing needs of the
Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the
Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of June 30, 2026, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the
Portfolios’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond, High Yield, Income, Money
Market, Multisector Bond, and Short-Term Bond; and declared and reinvested at least annually for all other Portfolios.
Derivatives
— Each of the Portfolios, with the exception of
the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index, an interest rate or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For any Portfolio that invested in the following derivative types, more detailed information can be found in the Schedule of
Investments.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call options.
The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The
Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the period covered within this report, none of the Portfolios invested in options.
Futures Contracts
— All Portfolios, with the exception of the
Money Market, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market, may enter into spot foreign currency forward contracts. Additionally, the Portfolios may enter into positional contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the period covered within this report, none of the Portfolios invested in positional Foreign Currency Forward Contracts.
Swap Agreements
— All Portfolios, with the exception of the Money
Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or
other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation-Protected Securities
— Certain Portfolios
may invest in Treasury Inflation-Protected Securities ("TIPS").
These securities are fixed income securities whose principal
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Global Stock
Total Return Swaps 1,695 – 1,695 – – – 1,695
(*)
Moderate Allocation
Total Return Swaps 7,140 – 7,140 – – – 7,140
(*)
Money Market
Repurchase Agreements 29,650,000 – 29,650,000 29,650,000 – – –
(*) Net swap credit contracts amount represents the net amount receivable from the counterparty in the event of a default.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the
Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the
Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. For the six months ended June 30, 2026, Money Market engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
For the six months ended June 30, 2026, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of June 30, 2026, the Portfolios have the following unfunded bank loan commitments:
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Portfolio
Cable One, Inc., Term Loan $975,043
Jupiter Borrower, Inc., Term Loan $636,800
Total $1,611,843

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Portfolio to certain risks.
For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Portfolio will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of June 30, 2026, private equity capital commitments were as follows:
In-kind Contributions
— During March 2026, Conservative Allocation, Dynamic Allocation, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Multisector Bond contributed securities in-kind to Thrivent Core High Yield Bond Fund and Thrivent Core Investment Grade Corporate Bond Fund. As a result of the in-kind contribution, Thrivent Core High Yield Bond Fund and
Thrivent Core Investment Grade Corporate Bond Fund issued shares at the per share net asset value on the date of contribution. For financial reporting purposes, the contributing portfolio recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. The realized gains or losses below are included in the Statement of Operations of the contributing portfolio as net realized gains/losses on in-kind contributions. These in-kind transactions were conducted at market value. The transactions were as follows:
Under the Internal Revenue Code, the contributing Portfolios, Thrivent Core High Yield Bond Fund and Thrivent Core Investment Grade
Corporate Bond Fund are related parties and losses on the in-kind contributions are deferred until the contributed securities are sold to an unrelated taxpayer. Gains on these in-kind contributions are recognized for tax purposes in the year of the contribution.
In-kind Redemptions
— During the year ended December 31, 2025, Mid Cap Stock and Small Cap Stock, (the “underlying portfolios”), redeemed shares in-kind (“in-kind redemption”). The underlying portfolios distributed portfolio securities and cash as payment for the redemption of these portfolio shares to Aggressive Allocation, Moderate Allocation, Moderately Aggressive Allocation and Moderately Conservative
Allocation, as shown in the table below. For financial reporting purposes, the underlying portfolio recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $120,000,000 $68,870,860 42.61%
Moderate Allocation 278,500,000 160,590,096 42.34%
Moderately Aggressive
Allocation 226,500,000 130,853,573 42.23%
Moderately Conservative
Allocation 85,000,000 49,164,186 42.16%
Contributing Portfolio
Contribution
 Date
Shares
Rec'd-Core
High Yield
Bond Fund
Net Asset
Value
per Share-
Core High
Yield Bond
Shares Rec-
Core Inv
Grade Corp
Bond
Net Asset
Value
per Share-
Core Inv
Grade
Corp Bond
In-Kind
Amount
- Cash
In-Kind
Amount-
Securities
Realized
Gain/(Loss)
Conservative Allocation 3/18/2026 2,541,276 $19.74 3,344,845 $19.65 $929,745 $114,972,535
($
1,032,292)
Dynamic Allocation 3/30/2026 1,081,718 $19.52 1,426,046 $19.54 696,502 48,284,222 (778,255)
Moderate Allocation 4/2/2026
8,849,243
$19.72 15,320,559 $19.68 4,690,506 471,351,206 (12,021,458)
Moderately
Aggressive Allocation 3/11/2026 3,677,254 $19.87 6,352,725 $19.73 644,685 197,767,090 (4,186,897)
Moderately Conservative
Allocation 3/4/2026 6,028,723 $20.00 10,538,376 $20.00 4,939,182 326,403,016 (3,486,877)
Multisector Bond 3/24/2026 1,593,969 $19.64 1,533,564 $19.55 564,609 60,715,516 (754,858)
Totals 23,772,183 38,516,115 $12,465,229 ($22,260,637)

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

in the Statement of Operations of the underlying portfolio as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying portfolio. These in-kind transactions were conducted at market value. The transactions were as follows:
Line of Credit
— Each Portfolio (with the exception of Money
Market), along with other funds managed by the investment adviser or an affiliate, participates in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by
State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 15, 2026 unless extended by mutual agreement of State Street Bank and Trust Company and the Portfolios. The Portfolios had no borrowings for the six months ended June 30, 2026.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent, the Adviser. Under the Investment
Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Underlying
Portfolio
Underlying
Shares
Redeemed Date
In-Kind
Amount
Aggressive Allocation Mid Cap Stock 797,838 6/24/2025 $15,000,000
Moderate Allocation Mid Cap Stock 10,105,953 6/24/2025 190,000,000
Moderately Aggressive Allocation Mid Cap Stock 7,499,681 6/24/2025 141,000,000
Moderately Conservative Allocation Mid Cap Stock  2,712,651 6/24/2025 51,000,000
Total Mid Cap Stock 21,116,123 $397,000,000*
* In-kind redemption consists of $382,865,996 in securities and $14,134,004 in cash with an associated realized gain of $129,733,906.
Moderate Allocation Small Cap Stock 4,195,933 6/25/2025 $73,000,000
Moderately Aggressive Allocation Small Cap Stock 1,436,963 6/25/2025 25,000,000
Moderately Conservative Allocation Small Cap Stock 2,758,970 6/25/2025 48,000,000
Total Small Cap Stock 8,391,866 $146,000,000**
** In-kind redemption consists of $141,323,357 in securities and $4,676,643 in cash with an associated realized gain of $27,385,238.
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $250M  Over $250M
Healthcare 0.800% 0.750%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

Expense Reimbursements
— As of June 30, 2026, no Portfolios
had contractual expense reimbursements, as a percentage of
net assets, in effect. During the period, Healthcare had a 0.05%
expense reimbursement, as a percentage of net assets, in effect until it expired on 4/30/2026.
For the six months ended June 30, 2026, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
* Prior expense cap of 0.35% expired on 4/30/2026.
** Prior expense cap of 0.89% expired on 4/30/2026.
Expense reimbursements are accrued daily and paid by
Thrivent monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup
amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the
Portfolios by investing in other open-ended funds are excluded from reimbursement accrued by the Portfolios.
Subject to certain limitations, all Portfolios in the Fund except for
Money Market may invest cash in other Portfolios in the Fund, ETFs,
Thrivent Cash Management Trust, and Thrivent Core Funds. These
related-party transactions are subject to the same terms as non-
related party transactions. To avoid duplicate investment advisory fees, Thrivent reimburses an amount equal to any investment
advisory fees incurred by the asset allocation, equity and fixed income Portfolios as a result of their investment in any other funds for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent to provide certain accounting and administrative personnel and services to the
Portfolios. Each Portfolio pays a fee equal to the sum of $80,000 plus
0.017% of the Portfolio's average daily net assets to Thrivent.  These fees are accrued daily and paid monthly.  For the six months ended
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Conservative Allocation
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Dynamic Allocation
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Emerging Markets Equity
0.900% 0.900% 0.900% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Equity
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.550% 0.550%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.200% 0.200% 0.200% 0.200%
Multisector Bond
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Short-Term Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Portfolio
Expense
Limit
Expiration
Date
Emerging Markets Equity 1.15% 4/30/2027
ESG Index* 0.34% 4/30/2027
Mid Cap Growth 0.89% 4/30/2027
Mid Cap Value** 0.87% 4/30/2027
Small Cap Growth 0.94% 4/30/2027

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

June 30, 2026, Thrivent received aggregate fees for accounting and administrative personnel and services of $5,068,794 from the
Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the six months ended June 30, 2026, Thrivent Investor Services received $75,000 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $773,653 in fees from the Fund for the six months ended
June 30, 2026. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund
are officers and directors of Thrivent, however, they receive no compensation from the Fund. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds and/or Private Equity Funds. Fees and expenses of those underlying funds are not included in those
Portfolios’ expense ratios reported in the Financial Highlights. The
Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation
Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. In addition, the Adviser has agreed to waive the management fees that are indirectly
incurred by any Portfolio of the Fund as a result of its investments in certain affiliated ETFs, for which the Adviser or an affiliate serves as investment adviser. Under this agreement, the Adviser waives such fees to an effective rate of 0.06% for investments in
Thrivent International Small Cap ETF and Thrivent International
Large Cap ETF, and to an effective rate of 0.05% for investments in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF.
This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the
Adviser.  For the six months ended June 30, 2026, the following expense reimbursements, as a percentage of net assets, were in effect:
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2026, none of the Portfolios borrowed cash through the Program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update 2023-
07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures ("ASU 2023-07"), management evaluates the
Portfolios’ business activities to determine the segment reporting needed for the Portfolios. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions
about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Principal Officers of the Portfolios, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Portfolios'
CODMs. Management has determined that each Portfolio is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is
Portfolio
Expense
Reimbursement Expiration Date
Aggressive Allocation 0.19% 4/30/2027
Conservative Allocation <0.01% 4/30/2027
Dynamic Allocation <0.01% 4/30/2027
Global Stock <0.01% 4/30/2027
Moderate Allocation 0.21% 4/30/2027
Moderately Aggressive Allocation 0.24% 4/30/2027
Moderately Conservative Allocation 0.15% 4/30/2027

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

executed by the Portfolios' portfolio managers as a team. As investment companies, the Portfolios primarily engage in investing in securities to generate a return on investment for shareholders.
The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios' Schedule of
Investments, Statement of Changes in Net Assets and Financial
Highlights. Portfolio net assets are reflected on the accompanying
Statement of Assets and Liabilities as “Total Net Assets” and
significant portfolio expenses are listed on the accompanying
Statement of Operations.
(5) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of
June 30, 2026, the tax basis balance has not yet been determined.
At December 31, 2025, the following Portfolios had accumulated capital loss carryovers as follows:
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2026, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers.
The Portfolios have no right to require registration of unregistered securities.
For Portfolios investing in Restricted Securities, additional details are provided in the Schedule of Investments.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a
Portfolio from or to another Portfolio or fund that is or could be
Portfolio
Capital Loss
Carryover
Conservative Allocation $ 20,046,232
Government Bond 20,786,387
High Yield 132,467,038
Income 147,982,357
International Index 2,187,231
Mid Cap Growth 2,758,303
Multisector Bond 32,091,316
Real Estate Securities 222,927
Short-Term Bond 14,028,238
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 467,850 $ 495,350
All Cap 119,010 123,293
Conservative Allocation 82,550 94,531
Dynamic Allocation 67,630 77,967
Emerging Markets Equity 29,312 30,237
ESG Index 5,807 4,177
In thousands
Portfolio Purchases
Sales/
Paydowns
Global Stock 452,183 549,062
Government Bond 1,667 365
Healthcare 26,789 39,812
High Yield 160,426 151,381
Income 271,436 262,660
International Equity 1,086,877 1,099,499
International Index 25,421 5,390
Large Cap Growth 773,082 894,656
Large Cap Index 31,246 82,238
Large Cap Value 609,811 629,060
Mid Cap Growth 42,109 47,788
Mid Cap Index 66,542 95,370
Mid Cap Stock 726,803 870,632
Mid Cap Value 15,251 16,212
Moderate Allocation 1,194,082 1,568,640
Moderately Aggressive Allocation 1,329,763 1,085,106
Moderately Conservative Allocation 348,910 507,120
Multisector Bond 21,562 26,170
Real Estate Securities 14,188 21,180
Short-Term Bond 194,123 197,066
Small Cap Growth 79,200 90,304
Small Cap Index 210,755 259,629
Small Cap Stock 261,355 322,395
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 20,709 $ 19,656
Conservative Allocation 101,540 106,028
Dynamic Allocation 68,423 71,829
Government Bond 355,085 364,237
Income 67,095 85,245
Moderate Allocation 421,383 420,366
Moderately Aggressive Allocation 276,797 261,383
Moderately Conservative Allocation 175,459 193,601
Multisector Bond 54,117 54,874
Short-Term Bond 51,483 74,927

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
 For the six months ended June 30, 2026, the Portfolios did not engage in these types of transactions.
(8) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of other insurance companies not affiliated with Thrivent, and other Portfolios.
As of June 30, 2026, authorized capital stock shares:
(9) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and has determined that no items require disclosure.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of June 30, 2026, the following
Portfolios had portfolio concentration greater than 25% in certain market sectors:
(11) PRINCIPAL RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of principal risks associated with investing in the
Portfolios.  Refer to the prospectus for risks specific to each Portfolio.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Artificial Intelligence Risk
— The development and use of
artificial intelligence (“AI”) technologies, including generative AI, are expanding rapidly and may be employed by issuers in which the Portfolios invest, as well as by service providers that support the operations of the Portfolios. AI technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses affecting the Portfolios. The broader use of AI may also heighten market risks, including manipulation, fraud, and cyberattacks.
To the extent a Portfolio invests in companies that develop, implement, or are otherwise involved in AI technologies, the Portfolio
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Conservative Allocation 300,000,000 0.01
Dynamic Allocation 200,000,000 0.01
Emerging Markets Equity 100,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
Healthcare 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Equity 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 400,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multisector Bond 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Short-Term Bond 300,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 200,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total Net
Assets
All Cap Information Technology 33.7%
Emerging Markets Equity Information Technology 44.0%
ESG index Information Technology 38.2%
Government Bond
Mortgage-Backed
Securities
29.4%
Government Bond U.S. Govt. & Agencies 50.7%
Healthcare Pharmaceuticals 35.5%
Income Financials 33.8%
Large Cap Growth Information Technology 43.0%
Large Cap Index Information Technology 37.6%
Mid Cap Growth Industrials 27.3%
Mid Cap Growth Information Technology 26.9%
Mid Cap Index Industrials 26.3%
Short-Term Bond Financials 33.1%
Small Cap Growth Industrials 30.4%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

may be impacted by risks affecting such companies. These risks may include small or limited markets for such securities, changes in business cycles, impediments to technological progress, rapid obsolescence, and government regulation. Securities of such
companies, especially smaller, start-up companies, tend to be more volatile than securities of larger, more established companies.
Rapid changes to AI technologies could have a material adverse effect on such company’s operating results. These companies are generally heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that the steps taken by companies to protect their proprietary intellectual property rights in AI technologies will be sufficient to prevent the misappropriation of their technology or that competitors will not independently develop similar technologies.
Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that
the products or services produced by these companies will be successful. AI technology could face increased regulatory scrutiny in the future, which may limit the development of AI technologies and impede the growth of companies that develop or use such
technologies.
The use of AI technologies and applicable laws and regulations continues to evolve. It is not possible to predict the full extent, impact, or risks of such use.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio is
subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the
Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Increased geopolitical tensions may increase the risk, scale, and sophistication of cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with a Portfolio's ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for a Portfolio's operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting a Portfolio or the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio's investments in such companies to lose value. While a Portfolio's service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, a Portfolio cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect a Portfolio or its shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Portfolio to greater risk and increase its costs. Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.
Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that a Portfolio enters into the derivatives transaction and the date that a Portfolio closes out that transaction. When a Portfolio enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that a Portfolio enters into the futures contract and the time a Portfolio has to purchase or sell the security may cause the Portfolio to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Portfolio enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa).
If interest rates change in a manner or to a degree not anticipated by a Portfolio, the Portfolio could end up receiving less interest on its investment than if the Portfolio had not entered into the swap agreement. When a Portfolio enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a
Portfolio of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Portfolio to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Portfolio to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market
structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal
systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ESG (Environmental, Social & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
High-Yield Risk
— High-yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Certain Portfolios allocate their
assets among other funds managed by the Adviser or an affiliate
(“Affiliated Funds”). From time to time, one or more Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by these Portfolios or other investors.
Such transactions may affect the Affiliated Funds; Affiliated Funds experiencing redemptions due to reallocations or rebalancings may need to sell securities, while Affiliated Funds receiving additional cash will need to invest that cash.
These effects may be particularly significant when a Portfolio owns a substantial portion of any Affiliated Fund. While the overall impact of these transactions cannot be predicted, the performance of an
Affiliated Fund may be adversely affected if it must sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities result in gains.
Because these Portfolios may own substantial portions of certain
Affiliated Funds, a redemption or reallocation away from an Affiliated
Fund could also cause that Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

that are more favorable to borrowers and provide less protection for lenders such as the Portfolio. As a result, the Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses.
In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the
Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other funds,
the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated
period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments;
preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities;
generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such
models may not perform as expected or may underperform in
periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2026
(unaudited)

small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly.
In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such
companies may be more dependent upon one or a few key people.
Valuation Risk
— The price that a Portfolio receives upon the sale
(or other disposition) of an investment may differ from the Portfolio’s valuation of the investment, particularly for investments that trade in lower volumes, during periods of market turmoil or volatility, or investments that are valued using a fair valuation methodology or based on a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed to it by the Portfolio, and the Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of such investment.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2026
(unaudited)
$ 20.49 $ 0.18 $ 2.06 $ 2.24 $ (0.36) $ (1.43)
Year Ended 12/31/2025 19.57 0.26 2.58 2.84 (0.33) (1.59)
Year Ended 12/31/2024 17.80 0.30 2.49 2.79 (0.29) (0.73)
Year Ended 12/31/2023 15.45 0.26 2.68 2.94 (0.31) (0.28)
Year Ended 12/31/2022 21.60 0.17 (4.05) (3.88) (0.15) (2.12)
Year Ended 12/31/2021 18.84 0.11 3.62 3.73 (0.17) (0.80)
ALL CAP PORTFOLIO
Period Ended 6/30/2026
(unaudited)
20.94 0.04 1.83 1.87 (0.11) (3.67)
Year Ended 12/31/2025 18.36 0.12 3.10 3.22 (0.11) (0.53)
Year Ended 12/31/2024 15.80 0.11 3.00 3.11 (0.12) (0.43)
Year Ended 12/31/2023 13.11 0.12 2.77 2.89 (0.14) (0.06)
Year Ended 12/31/2022 19.82 0.14 (3.76) (3.62) (0.10) (2.99)
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2026
(unaudited)
8.02 0.20 0.13 0.33 (0.37) –
Year Ended 12/31/2025 7.63 0.37 0.38 0.75 (0.36) –
Year Ended 12/31/2024 7.48 0.36 0.15 0.51 (0.36) –
Year Ended 12/31/2023 7.06 0.35 0.35 0.70 (0.28) –
Year Ended 12/31/2022 8.88 0.27 (1.36) (1.09) (0.24) (0.49)
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
DYNAMIC ALLOCATION PORTFOLIO
Period Ended 6/30/2026
(unaudited)
16.27 0.28 0.67 0.95 (0.58) (0.71)
Year Ended 12/31/2025 15.33 0.57 1.28 1.85 (0.53) (0.38)
Year Ended 12/31/2024 14.62 0.53 0.70 1.23 (0.52) –
Year Ended 12/31/2023 13.36 0.51 1.13 1.64 (0.38) –
Year Ended 12/31/2022 17.28 0.39 (2.76) (2.37) (0.32) (1.23)
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2026
(unaudited)
16.37 0.14 4.54 4.68 (0.37) (1.35)
Year Ended 12/31/2025 12.81 0.28 3.76 4.04 (0.25) (0.23)
Year Ended 12/31/2024 13.13 0.27 0.89 1.16 (0.37) (1.11)
Year Ended 12/31/2023 12.39 0.25 0.88 1.13 (0.39) –
Year Ended 12/31/2022 17.09 0.10 (4.52) (4.42) (0.11) (0.17)
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
ESG INDEX PORTFOLIO
Period Ended 6/30/2026
(unaudited)
22.61 0.10 2.41 2.51 (0.18) (0.07)
Year Ended 12/31/2025 19.38 0.20 3.22 3.42 (0.19) –
Year Ended 12/31/2024 15.99 0.18 3.38 3.56 (0.17) –
Year Ended 12/31/2023 12.60 0.18 3.36 3.54 (0.15) –
Year Ended 12/31/2022 16.53 0.13 (3.72) (3.59) (0.08) (0.26)
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.79) $ 20.94 11.00% $ 2,639.2 0.54% 1.61% 0.73% 1.41% 22%
(1.92) 20.49 15.81% 2,465.2 0.57% 1.31% 0.73% 1.14% 57%
(1.02) 19.57 16.05% 2,261.8 0.57% 1.57% 0.73% 1.40% 49%
(0.59) 17.80 19.31% 2,052.1 0.57% 1.57% 0.74% 1.40% 43%
(2.27) 15.45 (17.92)% 1,769.1 0.57% 1.05% 0.73% 0.88% 52%
(0.97) 21.60 20.20% 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(3.78) 19.03 8.97% 227.6 0.66% 0.45% 0.66% 0.45% 55%
(0.64) 20.94 18.05% 214.6 0.66% 0.58% 0.66% 0.58% 131%
(0.55) 18.36 19.90% 194.8 0.66% 0.63% 0.66% 0.63% 24%
(0.20) 15.80 22.13% 168.7 0.67% 0.83% 0.67% 0.83% 63%
(3.09) 13.11 (18.21)% 142.9 0.66% 0.99% 0.66% 0.99% 44%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(0.37) 7.98 4.06% 560.9 0.48% 4.16% 0.48% 4.16% 34%
(0.36) 8.02 10.17% 587.0 0.48% 4.27% 0.48% 4.27% 48%
(0.36) 7.63 7.16% 607.2 0.47% 4.25% 0.47% 4.25% 52%
(0.28) 7.48 10.21% 658.5 0.47% 4.39% 0.47% 4.39% 85%
(0.73) 7.06 (12.38)% 689.6 0.46% 3.31% 0.46% 3.31% 263%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(1.29) 15.93 5.77% 377.1 0.66% 3.12% 0.66% 3.12% 38%
(0.91) 16.27 12.62% 381.9 0.66% 3.30% 0.66% 3.30% 62%
(0.52) 15.33 8.55% 393.1 0.65% 3.14% 0.65% 3.14% 70%
(0.38) 14.62 12.47% 414.2 0.64% 3.42% 0.64% 3.42% 70%
(1.55) 13.36 (13.77)% 405.0 0.63% 2.57% 0.63% 2.57% 191%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(1.72) 19.33 28.68% 95.2 1.15% 1.58% 1.50% 1.23% 35%
(0.48) 16.37 32.20% 74.0 1.15% 1.80% 1.52% 1.43% 76%
(1.48) 12.81 8.96% 62.1 1.15% 1.86% 1.59% 1.42% 69%
(0.39) 13.13 9.13% 66.7 0.87% 1.94% 1.50% 1.31% 141%
(0.28) 12.39 (25.91)% 67.6 1.20% 0.71% 1.29% 0.61% 31%
(0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
(0.25) 24.87 11.11% 70.8 0.35% 0.91% 0.49% 0.77% 6%
(0.19) 22.61 17.78% 62.3 0.35% 0.92% 0.51% 0.75% 12%
(0.17) 19.38 22.33% 55.8 0.35% 1.03% 0.55% 0.83% 13%
(0.15) 15.99 28.19% 44.3 0.36% 1.25% 0.60% 1.01% 18%
(0.34) 12.60 (21.83)% 35.1 0.38% 1.17% 0.65% 0.90% 49%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
GLOBAL STOCK PORTFOLIO
Period Ended 6/30/2026
(unaudited)
$ 16.21 $ 0.15 $ 1.65 $ 1.80 $ (0.29) $ (1.16)
Year Ended 12/31/2025 15.04 0.26 2.63 2.89 (0.29) (1.43)
Year Ended 12/31/2024 13.73 0.31 1.75 2.06 (0.30) (0.45)
Year Ended 12/31/2023 11.39 0.27 2.23 2.50 (0.16) –
Year Ended 12/31/2022 16.39 0.18 (3.29) (3.11) (0.15) (1.74)
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
GOVERNMENT BOND PORTFOLIO
Period Ended 6/30/2026
(unaudited)
9.90 0.18 (0.16) 0.02 (0.18) –
Year Ended 12/31/2025 9.60 0.38 0.30 0.68 (0.38) –
Year Ended 12/31/2024 9.87 0.39 (0.27) 0.12 (0.39) –
Year Ended 12/31/2023 9.77 0.32 0.10 0.42 (0.32) –
Year Ended 12/31/2022 11.15 0.22 (1.38) (1.16) (0.22) –
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
HEALTHCARE PORTFOLIO
Period Ended 6/30/2026
(unaudited)
27.28 0.11 0.61 0.72 (0.23) (0.12)
Year Ended 12/31/2025 24.38 0.22 2.93 3.15 (0.18) (0.07)
Year Ended 12/31/2024 25.90 0.19 (0.12) 0.07 (0.21) (1.38)
Year Ended 12/31/2023 25.34 0.20 0.84 1.04 (0.14) (0.34)
Year Ended 12/31/2022 30.19 0.13 (1.96) (1.83) (0.07) (2.95)
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
HIGH YIELD PORTFOLIO
Period Ended 6/30/2026
(unaudited)
4.27 0.13 (0.05) 0.08 (0.13) –
Year Ended 12/31/2025 4.18 0.27 0.09 0.36 (0.27) –
Year Ended 12/31/2024 4.17 0.27 0.01 0.28 (0.27) –
Year Ended 12/31/2023 3.96 0.24 0.21 0.45 (0.24) –
Year Ended 12/31/2022 4.65 0.22 (0.68) (0.46) (0.23) –
Year Ended 12/31/2021 4.67 0.21 (0.02) 0.19 (0.21) –
INCOME PORTFOLIO
Period Ended 6/30/2026
(unaudited)
9.02 0.21 (0.13) 0.08 (0.21) –
Year Ended 12/31/2025 8.75 0.41 0.27 0.68 (0.41) –
Year Ended 12/31/2024 8.86 0.39 (0.11) 0.28 (0.39) –
Year Ended 12/31/2023 8.45 0.36 0.41 0.77 (0.36) –
Year Ended 12/31/2022 10.76 0.31 (2.00) (1.69) (0.32) (0.30)
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
INTERNATIONAL EQUITY PORTFOLIO
Period Ended 6/30/2026
(unaudited)
12.26 0.19 1.65 1.84 (0.37) (0.64)
Year Ended 12/31/2025 9.59 0.27 2.65 2.92 (0.25) –
Year Ended 12/31/2024 9.48 0.23 0.19 0.42 (0.31) –
Year Ended 12/31/2023 8.24 0.28 1.20 1.48 (0.24) –
Year Ended 12/31/2022 11.42 0.21 (2.32) (2.11) (0.26) (0.81)
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.45) $ 16.56 11.08% $ 2,097.9 0.58% 1.82% 0.58% 1.82% 27%
(1.72) 16.21 20.82% 1,908.0 0.59% 1.76% 0.59% 1.76% 63%
(0.75) 15.04 15.25% 1,616.2 0.60% 1.99% 0.60% 1.99% 58%
(0.16) 13.73 22.03% 1,514.6 0.62% 2.14% 0.62% 2.14% 57%
(1.89) 11.39 (18.97)% 1,262.1 0.62% 1.43% 0.62% 1.43% 62%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%
(0.18) 9.74 0.15% 151.8 0.50% 3.68% 0.50% 3.68% 233%
(0.38) 9.90 7.32% 159.8 0.49% 3.91% 0.49% 3.91% 343%
(0.39) 9.60 1.17% 160.7 0.49% 4.01% 0.49% 4.01% 366%
(0.32) 9.87 4.38% 168.0 0.46% 3.27% 0.46% 3.27% 211%
(0.22) 9.77 (10.37)% 168.3 0.45% 2.17% 0.45% 2.17% 302%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.35) 27.65 2.70% 237.3 0.89% 0.73% 0.92% 0.70% 12%
(0.25) 27.28 13.07% 244.7 0.87% 0.79% 0.92% 0.74% 17%
(1.59) 24.38 (0.05)% 248.2 0.86% 0.65% 0.91% 0.60% 20%
(0.48) 25.90 4.14% 277.4 0.82% 0.75% 0.90% 0.68% 60%
(3.02) 25.34 (5.54)% 290.9 0.84% 0.50% 0.89% 0.45% 38%
(1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
(0.13) 4.22 2.07% 865.3 0.46% 6.36% 0.46% 6.36% 18%
(0.27) 4.27 8.78% 858.3 0.45% 6.38% 0.45% 6.38% 39%
(0.27) 4.18 6.99% 822.2 0.45% 6.39% 0.45% 6.39% 58%
(0.24) 4.17 11.85% 785.9 0.45% 5.96% 0.45% 5.96% 30%
(0.23) 3.96 (10.21)% 727.6 0.44% 5.32% 0.44% 5.32% 45%
(0.21) 4.65 4.40% 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.21) 8.89 0.94% 1,225.3 0.44% 4.64% 0.44% 4.64% 29%
(0.41) 9.02 7.93% 1,245.1 0.44% 4.61% 0.44% 4.61% 63%
(0.39) 8.75 3.15% 1,320.5 0.44% 4.42% 0.44% 4.42% 50%
(0.36) 8.86 9.30% 1,335.8 0.44% 4.20% 0.44% 4.20% 50%
(0.62) 8.45 (15.85)% 1,256.9 0.43% 3.42% 0.43% 3.42% 33%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(1.01) 13.09 14.90% 1,905.3 0.74% 2.69% 0.74% 2.69% 64%
(0.25) 12.26 30.87% 1,768.2 0.72% 2.40% 0.72% 2.40% 77%
(0.31) 9.59 4.29% 1,387.1 0.74% 2.29% 0.74% 2.29% 87%
(0.24) 9.48 18.11% 1,372.9 0.73% 2.59% 0.75% 2.58% 88%
(1.07) 8.24 (18.35)% 1,509.4 0.74% 2.33% 0.74% 2.33% 88%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
INTERNATIONAL INDEX PORTFOLIO
Period Ended 6/30/2026
(unaudited)
$ 17.15 $ 0.27 $ 1.44 $ 1.71 $ (0.46) $ –
Year Ended 12/31/2025 13.38 0.36 3.76 4.12 (0.35) –
Year Ended 12/31/2024 13.30 0.35 0.10 0.45 (0.37) –
Year Ended 12/31/2023 11.52 0.31 1.73 2.04 (0.26) –
Year Ended 12/31/2022 13.91 0.29 (2.33) (2.04) (0.31) (0.04)
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2026
(unaudited)
62.50 0.07 2.59 2.66 (0.18) (4.21)
Year Ended 12/31/2025 58.44 0.18 8.94 9.12 (0.25) (4.81)
Year Ended 12/31/2024 48.03 0.25 14.09 14.34 (0.24) (3.69)
Year Ended 12/31/2023 36.55 0.24 16.28 16.52 (0.09) (4.95)
Year Ended 12/31/2022 60.92 0.09 (20.28) (20.19) – (4.18)
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2026
(unaudited)
87.79 0.47 8.39 8.86 (0.88) (2.08)
Year Ended 12/31/2025 77.76 0.89 12.33 13.22 (0.85) (2.34)
Year Ended 12/31/2024 63.78 0.89 14.76 15.65 (0.86) (0.81)
Year Ended 12/31/2023 51.56 0.86 12.45 13.31 (0.77) (0.32)
Year Ended 12/31/2022 64.75 0.79 (12.63) (11.84) (0.68) (0.67)
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2026
(unaudited)
24.48 0.17 3.04 3.21 (0.33) (0.67)
Year Ended 12/31/2025 23.77 0.36 3.80 4.16 (0.40) (3.05)
Year Ended 12/31/2024 21.98 0.45 2.36 2.81 (0.38) (0.64)
Year Ended 12/31/2023 20.88 0.41 2.15 2.56 (0.37) (1.09)
Year Ended 12/31/2022 24.15 0.40 (1.63) (1.23) (0.30) (1.74)
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
MID CAP GROWTH PORTFOLIO
Period Ended 6/30/2026
(unaudited)
15.46 (0.04) 2.02 1.98 – –
Year Ended 12/31/2025 15.09 (0.05) 0.42 0.37 – –
Year Ended 12/31/2024 13.70 (0.04) 1.43 1.39 – –
Year Ended 12/31/2023 11.70 (0.04) 2.04 2.00 – –
Year Ended 12/31/2022 16.51 (0.04) (4.67) (4.71) – (0.10)
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
MID CAP INDEX PORTFOLIO
Period Ended 6/30/2026
(unaudited)
23.38 0.15 3.84 3.99 (0.29) (0.93)
Year Ended 12/31/2025 23.12 0.28 1.26 1.54 (0.28) (1.00)
Year Ended 12/31/2024 20.95 0.29 2.52 2.81 (0.29) (0.35)
Year Ended 12/31/2023 18.94 0.28 2.70 2.98 (0.27) (0.70)
Year Ended 12/31/2022 24.50 0.27 (3.62) (3.35) (0.24) (1.97)
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.46) $ 18.40 9.94% $ 343.3 0.34% 3.24% 0.34% 3.24% 2%
(0.35) 17.15 31.15% 298.8 0.37% 2.46% 0.37% 2.46% 2%
(0.37) 13.38 3.33% 206.3 0.40% 2.59% 0.40% 2.59% 3%
(0.26) 13.30 17.77% 191.0 0.42% 2.65% 0.42% 2.65% 3%
(0.35) 11.52 (14.56)% 153.8 0.45% 2.59% 0.45% 2.59% 3%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(4.39) 60.77 4.27% 3,227.7 0.43% 0.21% 0.43% 0.21% 25%
(5.06) 62.50 16.95% 3,258.4 0.43% 0.29% 0.43% 0.29% 40%
(3.93) 58.44 30.62% 3,041.9 0.43% 0.44% 0.43% 0.44% 43%
(5.04) 48.03 47.07% 2,468.4 0.43% 0.56% 0.43% 0.56% 48%
(4.18) 36.55 (33.64)% 1,751.8 0.43% 0.22% 0.43% 0.22% 63%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%
(2.96) 93.69 10.09% 2,404.3 0.21% 1.01% 0.21% 1.01% 1%
(3.19) 87.79 17.62% 2,247.5 0.22% 1.09% 0.22% 1.09% 3%
(1.67) 77.76 24.74% 1,983.9 0.23% 1.19% 0.23% 1.19% 3%
(1.09) 63.78 26.01% 1,669.5 0.23% 1.45% 0.23% 1.45% 2%
(1.35) 51.56 (18.30)% 1,391.8 0.23% 1.42% 0.23% 1.42% 2%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(1.00) 26.69 13.07% 3,747.9 0.61% 1.33% 0.61% 1.33% 18%
(3.45) 24.48 19.65% 3,370.5 0.62% 1.61% 0.62% 1.61% 25%
(1.02) 23.77 13.09% 2,840.3 0.63% 1.81% 0.63% 1.81% 30%
(1.46) 21.98 12.87% 2,717.0 0.63% 1.98% 0.63% 1.98% 25%
(2.04) 20.88 (4.68)% 2,474.9 0.63% 1.96% 0.63% 1.96% 21%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
– 17.44 12.77% 92.4 0.89% (0.44)% 0.98% (0.53)% 50%
– 15.46 2.50% 86.9 0.88% (0.33)% 0.96% (0.41)% 69%
– 15.09 10.12% 90.3 0.85% (0.25)% 0.96% (0.37)% 63%
– 13.70 17.12% 77.7 0.85% (0.31)% 0.99% (0.45)% 47%
(0.10) 11.70 (28.52)% 55.5 0.85% (0.41)% 1.05% (0.62)% 35%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(1.22) 26.15 17.19% 807.3 0.25% 1.12% 0.25% 1.12% 9%
(1.28) 23.38 7.23% 720.2 0.25% 1.24% 0.25% 1.24% 15%
(0.64) 23.12 13.64% 690.5 0.25% 1.25% 0.25% 1.25% 17%
(0.97) 20.95 16.19% 634.1 0.25% 1.46% 0.25% 1.46% 19%
(2.21) 18.94 (13.25)% 558.3 0.25% 1.40% 0.25% 1.40% 14%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MID CAP STOCK PORTFOLIO
Period Ended 6/30/2026
(unaudited)
$ 19.77 $ 0.08 $ 3.54 $ 3.62 $ (0.15) $ (2.33)
Year Ended 12/31/2025 21.33 0.15 0.70 0.85 (0.17) (2.24)
Year Ended 12/31/2024 19.66 0.17 1.83 2.00 (0.11) (0.22)
Year Ended 12/31/2023 18.18 0.11 2.39 2.50 (0.08) (0.94)
Year Ended 12/31/2022 27.52 0.08 (5.16) (5.08) (0.08) (4.18)
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
MID CAP VALUE PORTFOLIO
Period Ended 6/30/2026
(unaudited)
18.88 0.13 3.44 3.57 (0.22) (0.79)
Year Ended 12/31/2025 18.71 0.26 1.54 1.80 (0.22) (1.41)
Year Ended 12/31/2024 17.53 0.27 1.39 1.66 (0.23) (0.25)
Year Ended 12/31/2023 15.73 0.25 1.83 2.08 (0.13) (0.15)
Year Ended 12/31/2022 16.65 0.16 (1.03) (0.87) – (0.05)
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2026
(unaudited)
15.74 0.22 0.85 1.07 (0.46) (0.96)
Year Ended 12/31/2025 15.56 0.38 1.55 1.93 (0.42) (1.33)
Year Ended 12/31/2024 14.68 0.40 1.48 1.88 (0.37) (0.63)
Year Ended 12/31/2023 12.98 0.35 1.72 2.07 (0.36) (0.01)
Year Ended 12/31/2022 17.18 0.25 (3.02) (2.77) (0.25) (1.18)
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2026
(unaudited)
18.11 0.20 1.44 1.64 (0.40) (1.10)
Year Ended 12/31/2025 17.10 0.31 2.15 2.46 (0.35) (1.10)
Year Ended 12/31/2024 15.82 0.35 1.85 2.20 (0.32) (0.60)
Year Ended 12/31/2023 14.05 0.30 2.12 2.42 (0.38) (0.27)
Year Ended 12/31/2022 19.19 0.21 (3.55) (3.34) (0.21) (1.59)
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2026
(unaudited)
13.53 0.25 0.47 0.72 (0.52) (0.56)
Year Ended 12/31/2025 13.23 0.48 1.02 1.50 (0.51) (0.69)
Year Ended 12/31/2024 12.74 0.48 0.57 1.05 (0.43) (0.13)
Year Ended 12/31/2023 11.70 0.41 0.98 1.39 (0.35) –
Year Ended 12/31/2022 14.76 0.29 (2.45) (2.16) (0.28) (0.62)
Year Ended 12/31/2021 14.47 0.23 0.78 1.01 (0.27) (0.45)
MONEY MARKET PORTFOLIO
Period Ended 6/30/2026
(unaudited)
1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2025 1.00 0.04 0.00 0.04 (0.04) –
Year Ended 12/31/2024 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2022 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2021 1.00 0.00 0.00 – – –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (2.48) $ 20.91 18.50% $ 1,953.5 0.67% 0.73% 0.67% 0.73% 41%
(2.41) 19.77 4.73% 1,775.3 0.66% 0.66% 0.66% 0.66% 64%
(0.33) 21.33 10.28% 2,197.8 0.66% 0.72% 0.66% 0.72% 43%
(1.02) 19.66 14.19% 2,323.5 0.66% 0.59% 0.66% 0.59% 38%
(4.26) 18.18 (17.96)% 2,050.5 0.66% 0.42% 0.66% 0.42% 30%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(1.01) 21.44 18.99% 57.1 0.88% 1.23% 1.10% 1.01% 29%
(1.63) 18.88 10.82% 49.2 0.89% 1.38% 1.11% 1.15% 58%
(0.48) 18.71 9.72% 49.9 0.89% 1.37% 1.10% 1.16% 55%
(0.28) 17.53 13.31% 52.3 0.90% 1.38% 1.05% 1.23% 53%
(0.05) 15.73 (5.23)% 53.2 0.90% 1.26% 1.09% 1.07% 29%
(0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
(1.42) 15.39 6.78% 8,737.1 0.41% 2.50% 0.62% 2.29% 21%
(1.75) 15.74 13.63% 8,775.8 0.43% 2.22% 0.62% 2.03% 45%
(1.00) 15.56 13.14% 9,070.6 0.42% 2.35% 0.62% 2.15% 44%
(0.37) 14.68 16.18% 9,310.4 0.44% 2.33% 0.62% 2.15% 42%
(1.43) 12.98 (16.19)% 8,954.1 0.44% 1.66% 0.62% 1.48% 88%
(1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%
(1.50) 18.25 9.06% 8,687.9 0.44% 2.22% 0.67% 1.98% 19%
(1.45) 18.11 15.46% 8,026.6 0.45% 1.80% 0.68% 1.57% 48%
(0.92) 17.10 14.19% 7,058.9 0.44% 1.98% 0.68% 1.74% 36%
(0.65) 15.82 17.60% 6,691.7 0.45% 1.88% 0.68% 1.65% 35%
(1.80) 14.05 (17.41)% 6,211.5 0.46% 1.34% 0.68% 1.11% 61%
(0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
(1.08) 13.17 5.32% 3,123.5 0.45% 3.06% 0.60% 2.90% 19%
(1.20) 13.53 12.10% 3,298.3 0.45% 2.99% 0.60% 2.84% 34%
(0.56) 13.23 8.44% 3,715.1 0.45% 3.08% 0.60% 2.93% 49%
(0.35) 12.74 12.09% 4,207.6 0.45% 2.97% 0.59% 2.83% 49%
(0.90) 11.70 (14.73)% 4,362.8 0.45% 2.15% 0.59% 2.01% 128%
(0.72) 14.76 7.20% 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
(0.02) 1.00 1.70% 404.4 0.32% 3.40% 0.32% 3.40% N/A
(0.04) 1.00 4.06% 423.2 0.31% 3.99% 0.31% 3.99% N/A
(0.05) 1.00 5.07% 446.3 0.31% 4.92% 0.31% 4.92% N/A
(0.05) 1.00 4.88% 413.0 0.31% 4.82% 0.31% 4.82% N/A
(0.01) 1.00 1.36% 339.2 0.32% 1.52% 0.32% 1.52% N/A
– 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MULTISECTOR BOND PORTFOLIO
Period Ended 6/30/2026
(unaudited)
$ 9.26 $ 0.22 $ (0.03) $ 0.19 $ (0.22) $ –
Year Ended 12/31/2025 9.00 0.45 0.25 0.70 (0.44) –
Year Ended 12/31/2024 8.98 0.43 0.03 0.46 (0.44) –
Year Ended 12/31/2023 8.66 0.43 0.32 0.75 (0.43) –
Year Ended 12/31/2022 10.08 0.36 (1.41) (1.05) (0.37) –
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2026
(unaudited)
23.85 0.40 2.78 3.18 (0.65) –
Year Ended 12/31/2025 26.19 0.65 (0.48) 0.17 (0.64) (1.87)
Year Ended 12/31/2024 27.23 0.64 0.11 0.75 (0.71) (1.08)
Year Ended 12/31/2023 26.16 0.70 1.83 2.53 (0.56) (0.90)
Year Ended 12/31/2022 36.42 0.56 (9.80) (9.24) (0.35) (0.67)
Year Ended 12/31/2021 25.98 0.36 10.51 10.87 (0.43) –
SHORT-TERM BOND PORTFOLIO
Period Ended 6/30/2026
(unaudited)
9.94 0.22 (0.11) 0.11 (0.22) –
Year Ended 12/31/2025 9.77 0.42 0.16 0.58 (0.41) –
Year Ended 12/31/2024 9.61 0.37 0.17 0.54 (0.38) –
Year Ended 12/31/2023 9.33 0.30 0.28 0.58 (0.30) –
Year Ended 12/31/2022 9.98 0.19 (0.61) (0.42) (0.20) (0.03)
Year Ended 12/31/2021 10.10 0.16 (0.12) 0.04 (0.16) –
SMALL CAP GROWTH PORTFOLIO
Period Ended 6/30/2026
(unaudited)
17.31 (0.04) 4.25 4.21 – (1.06)
Year Ended 12/31/2025 16.99 (0.05) 0.37 0.32 – –
Year Ended 12/31/2024 15.33 (0.05) 1.71 1.66 – –
Year Ended 12/31/2023 13.96 (0.03) 1.40 1.37 – –
Year Ended 12/31/2022 19.79 (0.05) (4.54) (4.59) – (1.24)
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2026
(unaudited)
21.54 0.16 4.88 5.04 (0.27) (1.76)
Year Ended 12/31/2025 21.66 0.27 0.81 1.08 (0.28) (0.92)
Year Ended 12/31/2024 20.26 0.29 1.39 1.68 (0.28) –
Year Ended 12/31/2023 18.18 0.27 2.53 2.80 (0.22) (0.50)
Year Ended 12/31/2022 24.12 0.22 (4.16) (3.94) (0.25) (1.75)
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2026
(unaudited)
18.83 0.07 3.72 3.79 (0.13) (0.34)
Year Ended 12/31/2025 19.66 0.13 0.23 0.36 (0.11) (1.08)
Year Ended 12/31/2024 17.77 0.11 1.90 2.01 (0.12) –
Year Ended 12/31/2023 18.26 0.12 1.95 2.07 (0.11) (2.45)
Year Ended 12/31/2022 25.14 0.16 (2.92) (2.76) (0.07) (4.05)
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.22) $ 9.23 2.15% $ 166.7 0.69% 4.78% 0.69% 4.78% 46%
(0.44) 9.26 7.93% 172.3 0.69% 4.90% 0.69% 4.90% 52%
(0.44) 9.00 5.23% 186.9 0.69% 4.86% 0.69% 4.86% 95%
(0.43) 8.98 8.94% 166.5 0.67% 4.89% 0.67% 4.89% 56%
(0.37) 8.66 (10.49)% 184.4 0.64% 3.96% 0.64% 3.96% 160%
(0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
(0.65) 26.38 13.31% 141.0 0.91% 2.84% 0.91% 2.84% 10%
(2.51) 23.85 0.67% 132.6 0.90% 2.47% 0.90% 2.47% 107%
(1.79) 26.19 3.21% 146.6 0.89% 2.22% 0.89% 2.22% 87%
(1.46) 27.23 10.14% 158.9 0.87% 2.53% 0.87% 2.53% 87%
(1.02) 26.16 (25.60)% 161.4 0.85% 1.79% 0.85% 1.79% 13%
(0.43) 36.42 42.11% 231.4 0.84% 1.10% 0.84% 1.10% 17%
(0.22) 9.83 1.15% 612.8 0.46% 4.42% 0.46% 4.42% 39%
(0.41) 9.94 6.06% 653.6 0.45% 4.21% 0.45% 4.21% 80%
(0.38) 9.77 5.61% 721.5 0.45% 3.84% 0.45% 3.84% 61%
(0.30) 9.61 6.39% 768.6 0.45% 3.19% 0.45% 3.19% 52%
(0.23) 9.33 (4.18)% 803.3 0.44% 1.96% 0.44% 1.96% 37%
(0.16) 9.98 0.27% 1,017.6 0.44% 1.55% 0.44% 1.55% 155%
(1.06) 20.46 24.55% 145.9 0.94% (0.42)% 0.96% (0.45)% 61%
– 17.31 1.87% 126.5 0.94% (0.31)% 0.96% (0.33)% 118%
– 16.99 10.85% 132.6 0.94% (0.30)% 0.96% (0.31)% 71%
– 15.33 9.86% 119.7 0.94% (0.22)% 0.97% (0.25)% 66%
(1.24) 13.96 (22.91)% 92.7 0.94% (0.41)% 0.99% (0.46)% 47%
(0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
(2.03) 24.55 23.77% 1,216.6 0.24% 1.36% 0.24% 1.36% 19%
(1.20) 21.54 5.80% 1,035.9 0.24% 1.26% 0.24% 1.26% 30%
(0.28) 21.66 8.44% 1,064.2 0.24% 1.33% 0.24% 1.33% 29%
(0.72) 20.26 15.79% 1,033.2 0.24% 1.49% 0.24% 1.49% 32%
(2.00) 18.18 (16.30)% 908.9 0.24% 1.29% 0.24% 1.29% 27%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(0.47) 22.15 20.22% 1,017.8 0.70% 0.65% 0.70% 0.65% 28%
(1.19) 18.83 2.45% 910.4 0.70% 0.69% 0.70% 0.69% 71%
(0.12) 19.66 11.37% 1,080.4 0.70% 0.58% 0.70% 0.58% 54%
(2.56) 17.77 12.62% 995.2 0.70% 0.67% 0.70% 0.67% 51%
(4.12) 18.26 (10.46)% 865.3 0.70% 0.73% 0.70% 0.73% 44%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%

Change in and Disagreement with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
None during the reporting period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 27, 2026                                                                   Thrivent Series Fund, Inc.

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 27, 2026                                                                   By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  August 27, 2026                                                                   By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)